UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
                             BlackRock Inflation Protected Bond Portfolio
                             BlackRock Strategic Income Opportunities Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2025

Date of reporting period: 12/31/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
BlackRock Inflation Protected Bond Portfolio

Institutional Shares | BPRIX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$95	0.92%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Institutional Shares returned 6.95%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Bloomberg U.S. Treasury Inflation Protected Securities Index returned 7.01%.

What contributed to performance?

Positive contributions to the Fund’s absolute performance over the period were led by the Fund’s core allocation to TIPs, followed by holdings of rental-linked commercial mortgage-backed securities and agency residential mortgage-backed securities. The Fund’s positioning in emerging market interest rates and credit-based strategies also contributed to return.

What detracted from performance?

Leading detractors included the Fund’s positioning with respect to U.S. and Japanese interest rates along with security selection within TIPS.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation Protected Securities Index
Jan 16	$10,097	$10,138	$10,148
Feb 16	$10,194	$10,210	$10,261
Mar 16	$10,368	$10,303	$10,446
Apr 16	$10,417	$10,343	$10,482
May 16	$10,339	$10,345	$10,408
Jun 16	$10,551	$10,531	$10,624
Jul 16	$10,645	$10,598	$10,716
Aug 16	$10,602	$10,586	$10,668
Sep 16	$10,661	$10,580	$10,727
Oct 16	$10,632	$10,499	$10,684
Nov 16	$10,441	$10,250	$10,479
Dec 16	$10,411	$10,265	$10,468
Jan 17	$10,509	$10,285	$10,556
Feb 17	$10,558	$10,354	$10,606
Mar 17	$10,559	$10,349	$10,600
Apr 17	$10,615	$10,428	$10,663
May 17	$10,616	$10,509	$10,659
Jun 17	$10,508	$10,498	$10,557
Jul 17	$10,550	$10,543	$10,604
Aug 17	$10,630	$10,638	$10,717
Sep 17	$10,580	$10,587	$10,649
Oct 17	$10,606	$10,593	$10,671
Nov 17	$10,630	$10,580	$10,685
Dec 17	$10,733	$10,628	$10,783
Jan 18	$10,663	$10,506	$10,691
Feb 18	$10,563	$10,406	$10,587
Mar 18	$10,674	$10,473	$10,698
Apr 18	$10,663	$10,395	$10,692
May 18	$10,700	$10,469	$10,737
Jun 18	$10,725	$10,456	$10,780
Jul 18	$10,681	$10,459	$10,729
Aug 18	$10,741	$10,526	$10,806
Sep 18	$10,612	$10,458	$10,692
Oct 18	$10,447	$10,376	$10,539
Nov 18	$10,482	$10,438	$10,589
Dec 18	$10,532	$10,630	$10,647
Jan 19	$10,697	$10,742	$10,790
Feb 19	$10,687	$10,736	$10,789
Mar 19	$10,872	$10,942	$10,987
Apr 19	$10,912	$10,945	$11,024
May 19	$11,063	$11,139	$11,206
Jun 19	$11,148	$11,279	$11,302
Jul 19	$11,196	$11,304	$11,342
Aug 19	$11,444	$11,597	$11,612
Sep 19	$11,265	$11,535	$11,454
Oct 19	$11,307	$11,570	$11,483
Nov 19	$11,328	$11,564	$11,501
Dec 19	$11,402	$11,556	$11,544
Jan 20	$11,602	$11,778	$11,787
Feb 20	$11,729	$11,990	$11,950
Mar 20	$11,480	$11,920	$11,740
Apr 20	$11,887	$12,132	$12,066
May 20	$11,948	$12,188	$12,103
Jun 20	$12,096	$12,265	$12,238
Jul 20	$12,414	$12,448	$12,519
Aug 20	$12,552	$12,348	$12,656
Sep 20	$12,522	$12,341	$12,609
Oct 20	$12,453	$12,286	$12,528
Nov 20	$12,587	$12,406	$12,668
Dec 20	$12,742	$12,424	$12,813
Jan 21	$12,817	$12,334	$12,856
Feb 21	$12,614	$12,156	$12,649
Mar 21	$12,615	$12,005	$12,625
Apr 21	$12,800	$12,099	$12,801
May 21	$12,930	$12,139	$12,956
Jun 21	$13,000	$12,224	$13,035
Jul 21	$13,319	$12,361	$13,382
Aug 21	$13,309	$12,337	$13,359
Sep 21	$13,212	$12,231	$13,263
Oct 21	$13,337	$12,227	$13,414
Nov 21	$13,435	$12,263	$13,534
Dec 21	$13,474	$12,232	$13,577
Jan 22	$13,185	$11,968	$13,302
Feb 22	$13,306	$11,835	$13,416
Mar 22	$13,120	$11,506	$13,166
Apr 22	$12,833	$11,069	$12,897
May 22	$12,732	$11,141	$12,769
Jun 22	$12,299	$10,966	$12,365
Jul 22	$12,869	$11,234	$12,903
Aug 22	$12,524	$10,917	$12,560
Sep 22	$11,671	$10,445	$11,729
Oct 22	$11,805	$10,310	$11,875
Nov 22	$12,061	$10,689	$12,092
Dec 22	$11,926	$10,641	$11,968
Jan 23	$12,198	$10,968	$12,188
Feb 23	$12,052	$10,684	$12,020
Mar 23	$12,394	$10,956	$12,368
Apr 23	$12,392	$11,022	$12,381
May 23	$12,246	$10,902	$12,233
Jun 23	$12,201	$10,863	$12,192
Jul 23	$12,211	$10,856	$12,207
Aug 23	$12,093	$10,786	$12,098
Sep 23	$11,855	$10,512	$11,875
Oct 23	$11,751	$10,346	$11,789
Nov 23	$12,078	$10,815	$12,109
Dec 23	$12,372	$11,229	$12,435
Jan 24	$12,435	$11,198	$12,457
Feb 24	$12,308	$11,040	$12,323
Mar 24	$12,395	$11,142	$12,424
Apr 24	$12,211	$10,860	$12,215
May 24	$12,412	$11,044	$12,424
Jun 24	$12,502	$11,149	$12,522
Jul 24	$12,728	$11,409	$12,745
Aug 24	$12,833	$11,573	$12,845
Sep 24	$13,001	$11,728	$13,038
Oct 24	$12,776	$11,437	$12,804
Nov 24	$12,836	$11,558	$12,866
Dec 24	$12,602	$11,369	$12,663
Jan 25	$12,771	$11,430	$12,827
Feb 25	$13,044	$11,681	$13,106
Mar 25	$13,115	$11,685	$13,190
Apr 25	$13,119	$11,731	$13,206
May 25	$13,068	$11,647	$13,128
Jun 25	$13,213	$11,826	$13,254
Jul 25	$13,210	$11,795	$13,270
Aug 25	$13,444	$11,936	$13,474
Sep 25	$13,488	$12,067	$13,532
Oct 25	$13,529	$12,142	$13,580
Nov 25	$13,541	$12,217	$13,605
Dec 25	$13,478	$12,199	$13,550

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	6.95%	1.13%	3.03%
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	2.01
Bloomberg U.S. Treasury Inflation Protected Securities Index...
	7.01	1.12	3.09

Key Fund statistics

Net Assets...
$1,783,707,248
Number of Portfolio Holdings...
482
Net Investment Advisory Fees...
$3,998,691
Portfolio Turnover Rate...
220%

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Inflation Protected Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
84.5%
U.S. Government Sponsored Agency Securities...
7.0
Asset-Backed Securities...
2.8
Non-Agency Mortgage-Backed Securities...
2.7
Foreign Government Obligations...
1.7
Corporate Bonds...
1.3
Common Stocks...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
4.1%
AA/Aa...
88.8
A...
0.4
BBB/Baa...
0.6
BB/Ba...
1.4
B...
0.4
CCC/Caa...
0.1
N/R...
4.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material fund changes

This is a summary of planned changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in average net assets and a decrease in interest expense.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Inflation Protected Bond Portfolio

Institutional Shares | BPRIX

Annual Shareholder Report — December 31, 2025

BPRIX-12/25-AR

BlackRock Inflation Protected Bond Portfolio

Investor A Shares | BPRAX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$121	1.17%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Investor A Shares returned 6.65%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Bloomberg U.S. Treasury Inflation Protected Securities Index returned 7.01%.

What contributed to performance?

Positive contributions to the Fund’s absolute performance over the period were led by the Fund’s core allocation to TIPs, followed by holdings of rental-linked commercial mortgage-backed securities and agency residential mortgage-backed securities. The Fund’s positioning in emerging market interest rates and credit-based strategies also contributed to return.

What detracted from performance?

Leading detractors included the Fund’s positioning with respect to U.S. and Japanese interest rates along with security selection within TIPS.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation Protected Securities Index
Jan 16	$9,695	$10,138	$10,148
Feb 16	$9,780	$10,210	$10,261
Mar 16	$9,942	$10,303	$10,446
Apr 16	$9,989	$10,343	$10,482
May 16	$9,913	$10,345	$10,408
Jun 16	$10,109	$10,531	$10,624
Jul 16	$10,197	$10,598	$10,716
Aug 16	$10,161	$10,586	$10,668
Sep 16	$10,210	$10,580	$10,727
Oct 16	$10,181	$10,499	$10,684
Nov 16	$10,002	$10,250	$10,479
Dec 16	$9,973	$10,265	$10,468
Jan 17	$10,060	$10,285	$10,556
Feb 17	$10,098	$10,354	$10,606
Mar 17	$10,096	$10,349	$10,600
Apr 17	$10,148	$10,428	$10,663
May 17	$10,146	$10,509	$10,659
Jun 17	$10,048	$10,498	$10,557
Jul 17	$10,086	$10,543	$10,604
Aug 17	$10,162	$10,638	$10,717
Sep 17	$10,114	$10,587	$10,649
Oct 17	$10,136	$10,593	$10,671
Nov 17	$10,147	$10,580	$10,685
Dec 17	$10,247	$10,628	$10,783
Jan 18	$10,179	$10,506	$10,691
Feb 18	$10,081	$10,406	$10,587
Mar 18	$10,187	$10,473	$10,698
Apr 18	$10,173	$10,395	$10,692
May 18	$10,207	$10,469	$10,737
Jun 18	$10,228	$10,456	$10,780
Jul 18	$10,192	$10,459	$10,729
Aug 18	$10,238	$10,526	$10,806
Sep 18	$10,120	$10,458	$10,692
Oct 18	$9,956	$10,376	$10,539
Nov 18	$9,988	$10,438	$10,589
Dec 18	$10,034	$10,630	$10,647
Jan 19	$10,185	$10,742	$10,790
Feb 19	$10,175	$10,736	$10,789
Mar 19	$10,354	$10,942	$10,987
Apr 19	$10,379	$10,945	$11,024
May 19	$10,522	$11,139	$11,206
Jun 19	$10,612	$11,279	$11,302
Jul 19	$10,656	$11,304	$11,342
Aug 19	$10,885	$11,597	$11,612
Sep 19	$10,707	$11,535	$11,454
Oct 19	$10,749	$11,570	$11,483
Nov 19	$10,769	$11,564	$11,501
Dec 19	$10,831	$11,556	$11,544
Jan 20	$11,026	$11,778	$11,787
Feb 20	$11,139	$11,990	$11,950
Mar 20	$10,906	$11,920	$11,740
Apr 20	$11,279	$12,132	$12,066
May 20	$11,338	$12,188	$12,103
Jun 20	$11,482	$12,265	$12,238
Jul 20	$11,771	$12,448	$12,519
Aug 20	$11,905	$12,348	$12,656
Sep 20	$11,874	$12,341	$12,609
Oct 20	$11,803	$12,286	$12,528
Nov 20	$11,930	$12,406	$12,668
Dec 20	$12,079	$12,424	$12,813
Jan 21	$12,142	$12,334	$12,856
Feb 21	$11,944	$12,156	$12,649
Mar 21	$11,951	$12,005	$12,625
Apr 21	$12,117	$12,099	$12,801
May 21	$12,239	$12,139	$12,956
Jun 21	$12,313	$12,224	$13,035
Jul 21	$12,608	$12,361	$13,382
Aug 21	$12,593	$12,337	$13,359
Sep 21	$12,505	$12,231	$13,263
Oct 21	$12,613	$12,227	$13,414
Nov 21	$12,705	$12,263	$13,534
Dec 21	$12,738	$12,232	$13,577
Jan 22	$12,464	$11,968	$13,302
Feb 22	$12,578	$11,835	$13,416
Mar 22	$12,393	$11,506	$13,166
Apr 22	$12,131	$11,069	$12,897
May 22	$12,026	$11,141	$12,769
Jun 22	$11,613	$10,966	$12,365
Jul 22	$12,137	$11,234	$12,903
Aug 22	$11,818	$10,917	$12,560
Sep 22	$11,014	$10,445	$11,729
Oct 22	$11,133	$10,310	$11,875
Nov 22	$11,381	$10,689	$12,092
Dec 22	$11,247	$10,641	$11,968
Jan 23	$11,499	$10,968	$12,188
Feb 23	$11,356	$10,684	$12,020
Mar 23	$11,674	$10,956	$12,368
Apr 23	$11,680	$11,022	$12,381
May 23	$11,535	$10,902	$12,233
Jun 23	$11,487	$10,863	$12,192
Jul 23	$11,506	$10,856	$12,207
Aug 23	$11,387	$10,786	$12,098
Sep 23	$11,154	$10,512	$11,875
Oct 23	$11,061	$10,346	$11,789
Nov 23	$11,375	$10,815	$12,109
Dec 23	$11,634	$11,229	$12,435
Jan 24	$11,696	$11,198	$12,457
Feb 24	$11,573	$11,040	$12,323
Mar 24	$11,655	$11,142	$12,424
Apr 24	$11,484	$10,860	$12,215
May 24	$11,661	$11,044	$12,424
Jun 24	$11,744	$11,149	$12,522
Jul 24	$11,959	$11,409	$12,745
Aug 24	$12,045	$11,573	$12,845
Sep 24	$12,217	$11,728	$13,038
Oct 24	$11,984	$11,437	$12,804
Nov 24	$12,051	$11,558	$12,866
Dec 24	$11,821	$11,369	$12,663
Jan 25	$11,982	$11,430	$12,827
Feb 25	$12,230	$11,681	$13,106
Mar 25	$12,306	$11,685	$13,190
Apr 25	$12,306	$11,731	$13,206
May 25	$12,253	$11,647	$13,128
Jun 25	$12,376	$11,826	$13,254
Jul 25	$12,382	$11,795	$13,270
Aug 25	$12,591	$11,936	$13,474
Sep 25	$12,630	$12,067	$13,532
Oct 25	$12,665	$12,142	$13,580
Nov 25	$12,686	$12,217	$13,605
Dec 25	$12,608	$12,199	$13,550

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	6.65%	0.86%	2.76%
Investor A Shares (with sales charge)...
	2.39	0.04	2.34
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	2.01
Bloomberg U.S. Treasury Inflation Protected Securities Index...
	7.01	1.12	3.09

Key Fund statistics

Net Assets...
$1,783,707,248
Number of Portfolio Holdings...
482
Net Investment Advisory Fees...
$3,998,691
Portfolio Turnover Rate...
220%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Inflation Protected Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
84.5%
U.S. Government Sponsored Agency Securities...
7.0
Asset-Backed Securities...
2.8
Non-Agency Mortgage-Backed Securities...
2.7
Foreign Government Obligations...
1.7
Corporate Bonds...
1.3
Common Stocks...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
4.1%
AA/Aa...
88.8
A...
0.4
BBB/Baa...
0.6
BB/Ba...
1.4
B...
0.4
CCC/Caa...
0.1
N/R...
4.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material fund changes

This is a summary of planned changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in average net assets and a decrease in interest expense.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Inflation Protected Bond Portfolio

Investor A Shares | BPRAX

Annual Shareholder Report — December 31, 2025

BPRAX-12/25-AR

BlackRock Inflation Protected Bond Portfolio

Investor C Shares | BPRCX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$197	1.92%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Investor C Shares returned 5.88%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Bloomberg U.S. Treasury Inflation Protected Securities Index returned 7.01%.

What contributed to performance?

Positive contributions to the Fund’s absolute performance over the period were led by the Fund’s core allocation to TIPs, followed by holdings of rental-linked commercial mortgage-backed securities and agency residential mortgage-backed securities. The Fund’s positioning in emerging market interest rates and credit-based strategies also contributed to return.

What detracted from performance?

Leading detractors included the Fund’s positioning with respect to U.S. and Japanese interest rates along with security selection within TIPS.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation Protected Securities Index
Jan 16	$10,101	$10,138	$10,148
Feb 16	$10,182	$10,210	$10,261
Mar 16	$10,344	$10,303	$10,446
Apr 16	$10,385	$10,343	$10,482
May 16	$10,304	$10,345	$10,408
Jun 16	$10,499	$10,531	$10,624
Jul 16	$10,585	$10,598	$10,716
Aug 16	$10,540	$10,586	$10,668
Sep 16	$10,581	$10,580	$10,727
Oct 16	$10,540	$10,499	$10,684
Nov 16	$10,356	$10,250	$10,479
Dec 16	$10,315	$10,265	$10,468
Jan 17	$10,397	$10,285	$10,556
Feb 17	$10,438	$10,354	$10,606
Mar 17	$10,428	$10,349	$10,600
Apr 17	$10,476	$10,428	$10,663
May 17	$10,468	$10,509	$10,659
Jun 17	$10,356	$10,498	$10,557
Jul 17	$10,390	$10,543	$10,604
Aug 17	$10,464	$10,638	$10,717
Sep 17	$10,402	$10,587	$10,649
Oct 17	$10,419	$10,593	$10,671
Nov 17	$10,433	$10,580	$10,685
Dec 17	$10,518	$10,628	$10,783
Jan 18	$10,446	$10,506	$10,691
Feb 18	$10,342	$10,406	$10,587
Mar 18	$10,440	$10,473	$10,698
Apr 18	$10,417	$10,395	$10,692
May 18	$10,445	$10,469	$10,737
Jun 18	$10,470	$10,456	$10,780
Jul 18	$10,413	$10,459	$10,729
Aug 18	$10,455	$10,526	$10,806
Sep 18	$10,329	$10,458	$10,692
Oct 18	$10,160	$10,376	$10,539
Nov 18	$10,187	$10,438	$10,589
Dec 18	$10,229	$10,630	$10,647
Jan 19	$10,378	$10,742	$10,790
Feb 19	$10,367	$10,736	$10,789
Mar 19	$10,526	$10,942	$10,987
Apr 19	$10,555	$10,945	$11,024
May 19	$10,698	$11,139	$11,206
Jun 19	$10,772	$11,279	$11,302
Jul 19	$10,811	$11,304	$11,342
Aug 19	$11,037	$11,597	$11,612
Sep 19	$10,854	$11,535	$11,454
Oct 19	$10,887	$11,570	$11,483
Nov 19	$10,897	$11,564	$11,501
Dec 19	$10,962	$11,556	$11,544
Jan 20	$11,145	$11,778	$11,787
Feb 20	$11,264	$11,990	$11,950
Mar 20	$11,009	$11,920	$11,740
Apr 20	$11,392	$12,132	$12,066
May 20	$11,431	$12,188	$12,103
Jun 20	$11,572	$12,265	$12,238
Jul 20	$11,864	$12,448	$12,519
Aug 20	$11,983	$12,348	$12,656
Sep 20	$11,943	$12,341	$12,609
Oct 20	$11,860	$12,286	$12,528
Nov 20	$11,985	$12,406	$12,668
Dec 20	$12,118	$12,424	$12,813
Jan 21	$12,183	$12,334	$12,856
Feb 21	$11,976	$12,156	$12,649
Mar 21	$11,974	$12,005	$12,625
Apr 21	$12,139	$12,099	$12,801
May 21	$12,255	$12,139	$12,956
Jun 21	$12,310	$12,224	$13,035
Jul 21	$12,606	$12,361	$13,382
Aug 21	$12,578	$12,337	$13,359
Sep 21	$12,477	$12,231	$13,263
Oct 21	$12,581	$12,227	$13,414
Nov 21	$12,669	$12,263	$13,534
Dec 21	$12,702	$12,232	$13,577
Jan 22	$12,407	$11,968	$13,302
Feb 22	$12,518	$11,835	$13,416
Mar 22	$12,336	$11,506	$13,166
Apr 22	$12,052	$11,069	$12,897
May 22	$11,953	$11,141	$12,769
Jun 22	$11,526	$10,966	$12,365
Jul 22	$12,044	$11,234	$12,903
Aug 22	$11,710	$10,917	$12,560
Sep 22	$10,914	$10,445	$11,729
Oct 22	$11,024	$10,310	$11,875
Nov 22	$11,257	$10,689	$12,092
Dec 22	$11,121	$10,641	$11,968
Jan 23	$11,369	$10,968	$12,188
Feb 23	$11,221	$10,684	$12,020
Mar 23	$11,522	$10,956	$12,368
Apr 23	$11,518	$11,022	$12,381
May 23	$11,384	$10,902	$12,233
Jun 23	$11,324	$10,863	$12,192
Jul 23	$11,323	$10,856	$12,207
Aug 23	$11,203	$10,786	$12,098
Sep 23	$10,968	$10,512	$11,875
Oct 23	$10,875	$10,346	$11,789
Nov 23	$11,164	$10,815	$12,109
Dec 23	$11,418	$11,229	$12,435
Jan 24	$11,479	$11,198	$12,457
Feb 24	$11,358	$11,040	$12,323
Mar 24	$11,439	$11,142	$12,424
Apr 24	$11,271	$10,860	$12,215
May 24	$11,445	$11,044	$12,424
Jun 24	$11,526	$11,149	$12,522
Jul 24	$11,737	$11,409	$12,745
Aug 24	$11,822	$11,573	$12,845
Sep 24	$11,991	$11,728	$13,038
Oct 24	$11,762	$11,437	$12,804
Nov 24	$11,827	$11,558	$12,866
Dec 24	$11,602	$11,369	$12,663
Jan 25	$11,759	$11,430	$12,827
Feb 25	$12,003	$11,681	$13,106
Mar 25	$12,078	$11,685	$13,190
Apr 25	$12,077	$11,731	$13,206
May 25	$12,026	$11,647	$13,128
Jun 25	$12,146	$11,826	$13,254
Jul 25	$12,152	$11,795	$13,270
Aug 25	$12,357	$11,936	$13,474
Sep 25	$12,396	$12,067	$13,532
Oct 25	$12,430	$12,142	$13,580
Nov 25	$12,451	$12,217	$13,605
Dec 25	$12,374	$12,199	$13,550

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	5.88%	0.14%	2.15%
Investor C Shares (with sales charge)...
	4.88	0.14	2.15
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	2.01
Bloomberg U.S. Treasury Inflation Protected Securities Index...
	7.01	1.12	3.09

Key Fund statistics

Net Assets...
$1,783,707,248
Number of Portfolio Holdings...
482
Net Investment Advisory Fees...
$3,998,691
Portfolio Turnover Rate...
220%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Inflation Protected Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
84.5%
U.S. Government Sponsored Agency Securities...
7.0
Asset-Backed Securities...
2.8
Non-Agency Mortgage-Backed Securities...
2.7
Foreign Government Obligations...
1.7
Corporate Bonds...
1.3
Common Stocks...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
4.1%
AA/Aa...
88.8
A...
0.4
BBB/Baa...
0.6
BB/Ba...
1.4
B...
0.4
CCC/Caa...
0.1
N/R...
4.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Inflation Protected Bond Portfolio

Investor C Shares | BPRCX

Annual Shareholder Report — December 31, 2025

BPRCX-12/25-AR

BlackRock Inflation Protected Bond Portfolio

Class K Shares | BPLBX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$90	0.87%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Class K Shares returned 6.94%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Bloomberg U.S. Treasury Inflation Protected Securities Index returned 7.01%.

What contributed to performance?

Positive contributions to the Fund’s absolute performance over the period were led by the Fund’s core allocation to TIPs, followed by holdings of rental-linked commercial mortgage-backed securities and agency residential mortgage-backed securities. The Fund’s positioning in emerging market interest rates and credit-based strategies also contributed to return.

What detracted from performance?

Leading detractors included the Fund’s positioning with respect to U.S. and Japanese interest rates along with security selection within TIPS.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation Protected Securities Index
Jan 16	$10,108	$10,138	$10,148
Feb 16	$10,197	$10,210	$10,261
Mar 16	$10,375	$10,303	$10,446
Apr 16	$10,424	$10,343	$10,482
May 16	$10,355	$10,345	$10,408
Jun 16	$10,561	$10,531	$10,624
Jul 16	$10,656	$10,598	$10,716
Aug 16	$10,613	$10,586	$10,668
Sep 16	$10,674	$10,580	$10,727
Oct 16	$10,644	$10,499	$10,684
Nov 16	$10,459	$10,250	$10,479
Dec 16	$10,429	$10,265	$10,468
Jan 17	$10,529	$10,285	$10,556
Feb 17	$10,569	$10,354	$10,606
Mar 17	$10,579	$10,349	$10,600
Apr 17	$10,636	$10,428	$10,663
May 17	$10,637	$10,509	$10,659
Jun 17	$10,527	$10,498	$10,557
Jul 17	$10,570	$10,543	$10,604
Aug 17	$10,652	$10,638	$10,717
Sep 17	$10,601	$10,587	$10,649
Oct 17	$10,627	$10,593	$10,671
Nov 17	$10,652	$10,580	$10,685
Dec 17	$10,756	$10,628	$10,783
Jan 18	$10,685	$10,506	$10,691
Feb 18	$10,593	$10,406	$10,587
Mar 18	$10,695	$10,473	$10,698
Apr 18	$10,684	$10,395	$10,692
May 18	$10,722	$10,469	$10,737
Jun 18	$10,757	$10,456	$10,780
Jul 18	$10,712	$10,459	$10,729
Aug 18	$10,763	$10,526	$10,806
Sep 18	$10,642	$10,458	$10,692
Oct 18	$10,474	$10,376	$10,539
Nov 18	$10,510	$10,438	$10,589
Dec 18	$10,561	$10,630	$10,647
Jan 19	$10,719	$10,742	$10,790
Feb 19	$10,719	$10,736	$10,789
Mar 19	$10,898	$10,942	$10,987
Apr 19	$10,937	$10,945	$11,024
May 19	$11,091	$11,139	$11,206
Jun 19	$11,188	$11,279	$11,302
Jul 19	$11,237	$11,304	$11,342
Aug 19	$11,479	$11,597	$11,612
Sep 19	$11,297	$11,535	$11,454
Oct 19	$11,340	$11,570	$11,483
Nov 19	$11,361	$11,564	$11,501
Dec 19	$11,436	$11,556	$11,544
Jan 20	$11,640	$11,778	$11,787
Feb 20	$11,769	$11,990	$11,950
Mar 20	$11,516	$11,920	$11,740
Apr 20	$11,931	$12,132	$12,066
May 20	$11,981	$12,188	$12,103
Jun 20	$12,132	$12,265	$12,238
Jul 20	$12,456	$12,448	$12,519
Aug 20	$12,597	$12,348	$12,656
Sep 20	$12,566	$12,341	$12,609
Oct 20	$12,496	$12,286	$12,528
Nov 20	$12,632	$12,406	$12,668
Dec 20	$12,791	$12,424	$12,813
Jan 21	$12,857	$12,334	$12,856
Feb 21	$12,660	$12,156	$12,649
Mar 21	$12,661	$12,005	$12,625
Apr 21	$12,839	$12,099	$12,801
May 21	$12,982	$12,139	$12,956
Jun 21	$13,052	$12,224	$13,035
Jul 21	$13,376	$12,361	$13,382
Aug 21	$13,365	$12,337	$13,359
Sep 21	$13,266	$12,231	$13,263
Oct 21	$13,393	$12,227	$13,414
Nov 21	$13,494	$12,263	$13,534
Dec 21	$13,533	$12,232	$13,577
Jan 22	$13,238	$11,968	$13,302
Feb 22	$13,361	$11,835	$13,416
Mar 22	$13,171	$11,506	$13,166
Apr 22	$12,889	$11,069	$12,897
May 22	$12,796	$11,141	$12,769
Jun 22	$12,354	$10,966	$12,365
Jul 22	$12,921	$11,234	$12,903
Aug 22	$12,578	$10,917	$12,560
Sep 22	$11,733	$10,445	$11,729
Oct 22	$11,858	$10,310	$11,875
Nov 22	$12,119	$10,689	$12,092
Dec 22	$11,981	$10,641	$11,968
Jan 23	$12,259	$10,968	$12,188
Feb 23	$12,109	$10,684	$12,020
Mar 23	$12,445	$10,956	$12,368
Apr 23	$12,456	$11,022	$12,381
May 23	$12,306	$10,902	$12,233
Jun 23	$12,260	$10,863	$12,192
Jul 23	$12,283	$10,856	$12,207
Aug 23	$12,149	$10,786	$12,098
Sep 23	$11,907	$10,512	$11,875
Oct 23	$11,813	$10,346	$11,789
Nov 23	$12,146	$10,815	$12,109
Dec 23	$12,433	$11,229	$12,435
Jan 24	$12,498	$11,198	$12,457
Feb 24	$12,369	$11,040	$12,323
Mar 24	$12,457	$11,142	$12,424
Apr 24	$12,281	$10,860	$12,215
May 24	$12,473	$11,044	$12,424
Jun 24	$12,564	$11,149	$12,522
Jul 24	$12,794	$11,409	$12,745
Aug 24	$12,902	$11,573	$12,845
Sep 24	$13,074	$11,728	$13,038
Oct 24	$12,844	$11,437	$12,804
Nov 24	$12,905	$11,558	$12,866
Dec 24	$12,680	$11,369	$12,663
Jan 25	$12,839	$11,430	$12,827
Feb 25	$13,118	$11,681	$13,106
Mar 25	$13,190	$11,685	$13,190
Apr 25	$13,193	$11,731	$13,206
May 25	$13,142	$11,647	$13,128
Jun 25	$13,289	$11,826	$13,254
Jul 25	$13,286	$11,795	$13,270
Aug 25	$13,525	$11,936	$13,474
Sep 25	$13,570	$12,067	$13,532
Oct 25	$13,612	$12,142	$13,580
Nov 25	$13,638	$12,217	$13,605
Dec 25	$13,559	$12,199	$13,550

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	6.94%	1.17%	3.09%
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	2.01
Bloomberg U.S. Treasury Inflation Protected Securities Index...
	7.01	1.12	3.09

Key Fund statistics

Net Assets...
$1,783,707,248
Number of Portfolio Holdings...
482
Net Investment Advisory Fees...
$3,998,691
Portfolio Turnover Rate...
220%

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Inflation Protected Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
84.5%
U.S. Government Sponsored Agency Securities...
7.0
Asset-Backed Securities...
2.8
Non-Agency Mortgage-Backed Securities...
2.7
Foreign Government Obligations...
1.7
Corporate Bonds...
1.3
Common Stocks...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
4.1%
AA/Aa...
88.8
A...
0.4
BBB/Baa...
0.6
BB/Ba...
1.4
B...
0.4
CCC/Caa...
0.1
N/R...
4.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material fund changes

This is a summary of planned changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in average net assets and a decrease in interest expense.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Inflation Protected Bond Portfolio

Class K Shares | BPLBX

Annual Shareholder Report — December 31, 2025

BPLBX-12/25-AR

BlackRock Strategic Income Opportunities Portfolio

Institutional Shares | BSIIX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$74	0.71%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Institutional Shares returned 8.60%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 7.58% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.18%.

What contributed to performance?

Positive contributors to the Fund’s performance over the period included positions in European corporate bonds, exposure to structured products, absolute return strategies and U.S. high yield corporate bonds.

The Fund’s holdings of private investments contributed modestly to performance during the period. Derivatives held in the fund including futures, options and swap contracts also contributed modestly. The use of derivatives did not have a material impact on results.

What detracted from performance?

There were no material detractors from performance over the annual period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
Jan 16	$9,940	$10,110	$10,000
Feb 16	$9,887	$10,182	$10,003
Mar 16	$9,945	$10,307	$10,007
Apr 16	$10,028	$10,377	$10,010
May 16	$10,023	$10,385	$10,011
Jun 16	$10,080	$10,568	$10,015
Jul 16	$10,180	$10,655	$10,017
Aug 16	$10,210	$10,667	$10,019
Sep 16	$10,245	$10,669	$10,024
Oct 16	$10,262	$10,598	$10,027
Nov 16	$10,282	$10,360	$10,028
Dec 16	$10,361	$10,391	$10,033
Jan 17	$10,425	$10,428	$10,037
Feb 17	$10,502	$10,508	$10,041
Mar 17	$10,511	$10,505	$10,043
Apr 17	$10,531	$10,592	$10,050
May 17	$10,593	$10,674	$10,055
Jun 17	$10,616	$10,664	$10,063
Jul 17	$10,682	$10,718	$10,072
Aug 17	$10,725	$10,810	$10,081
Sep 17	$10,775	$10,772	$10,090
Oct 17	$10,810	$10,785	$10,099
Nov 17	$10,805	$10,769	$10,107
Dec 17	$10,866	$10,816	$10,119
Jan 18	$11,016	$10,712	$10,131
Feb 18	$10,957	$10,610	$10,140
Mar 18	$10,912	$10,664	$10,154
Apr 18	$10,877	$10,593	$10,168
May 18	$10,851	$10,651	$10,183
Jun 18	$10,824	$10,635	$10,200
Jul 18	$10,854	$10,657	$10,216
Aug 18	$10,860	$10,710	$10,235
Sep 18	$10,864	$10,664	$10,251
Oct 18	$10,826	$10,575	$10,268
Nov 18	$10,798	$10,622	$10,289
Dec 18	$10,816	$10,789	$10,308
Jan 19	$10,957	$10,937	$10,329
Feb 19	$10,984	$10,949	$10,347
Mar 19	$11,073	$11,147	$10,370
Apr 19	$11,163	$11,163	$10,390
May 19	$11,175	$11,334	$10,413
Jun 19	$11,360	$11,494	$10,436
Jul 19	$11,405	$11,528	$10,455
Aug 19	$11,449	$11,789	$10,477
Sep 19	$11,458	$11,738	$10,495
Oct 19	$11,513	$11,776	$10,515
Nov 19	$11,509	$11,773	$10,528
Dec 19	$11,640	$11,791	$10,543
Jan 20	$11,726	$12,003	$10,557
Feb 20	$11,740	$12,182	$10,573
Mar 20	$10,971	$11,944	$10,604
Apr 20	$11,242	$12,184	$10,605
May 20	$11,500	$12,297	$10,605
Jun 20	$11,662	$12,400	$10,606
Jul 20	$11,889	$12,618	$10,608
Aug 20	$11,991	$12,545	$10,609
Sep 20	$11,986	$12,522	$10,610
Oct 20	$11,994	$12,478	$10,612
Nov 20	$12,323	$12,640	$10,612
Dec 20	$12,480	$12,684	$10,614
Jan 21	$12,481	$12,604	$10,615
Feb 21	$12,541	$12,442	$10,616
Mar 21	$12,517	$12,297	$10,616
Apr 21	$12,574	$12,400	$10,616
May 21	$12,611	$12,448	$10,617
Jun 21	$12,637	$12,538	$10,616
Jul 21	$12,638	$12,664	$10,617
Aug 21	$12,677	$12,656	$10,617
Sep 21	$12,628	$12,548	$10,618
Oct 21	$12,612	$12,538	$10,617
Nov 21	$12,557	$12,553	$10,618
Dec 21	$12,599	$12,544	$10,619
Jan 22	$12,471	$12,269	$10,618
Feb 22	$12,339	$12,102	$10,620
Mar 22	$12,240	$11,777	$10,623
Apr 22	$12,178	$11,338	$10,625
May 22	$12,147	$11,400	$10,632
Jun 22	$11,913	$11,173	$10,634
Jul 22	$12,098	$11,453	$10,640
Aug 22	$11,998	$11,156	$10,657
Sep 22	$11,698	$10,675	$10,683
Oct 22	$11,680	$10,558	$10,700
Nov 22	$11,875	$10,952	$10,735
Dec 22	$11,888	$10,914	$10,773
Jan 23	$12,151	$11,253	$10,807
Feb 23	$12,008	$10,976	$10,842
Mar 23	$12,082	$11,234	$10,889
Apr 23	$12,128	$11,303	$10,923
May 23	$12,096	$11,185	$10,966
Jun 23	$12,130	$11,168	$11,016
Jul 23	$12,243	$11,179	$11,060
Aug 23	$12,200	$11,112	$11,110
Sep 23	$12,086	$10,847	$11,161
Oct 23	$12,053	$10,684	$11,211
Nov 23	$12,382	$11,165	$11,261
Dec 23	$12,752	$11,588	$11,314
Jan 24	$12,785	$11,560	$11,362
Feb 24	$12,735	$11,422	$11,409
Mar 24	$12,866	$11,534	$11,460
Apr 24	$12,685	$11,264	$11,509
May 24	$12,849	$11,451	$11,564
Jun 24	$12,957	$11,556	$11,611
Jul 24	$13,202	$11,818	$11,663
Aug 24	$13,343	$11,992	$11,719
Sep 24	$13,521	$12,157	$11,770
Oct 24	$13,322	$11,881	$11,815
Nov 24	$13,486	$12,006	$11,860
Dec 24	$13,442	$11,824	$11,908
Jan 25	$13,553	$11,896	$11,952
Feb 25	$13,718	$12,142	$11,990
Mar 25	$13,661	$12,139	$12,030
Apr 25	$13,739	$12,182	$12,071
May 25	$13,865	$12,120	$12,115
Jun 25	$14,050	$12,309	$12,155
Jul 25	$14,077	$12,291	$12,197
Aug 25	$14,247	$12,439	$12,245
Sep 25	$14,371	$12,571	$12,286
Oct 25	$14,472	$12,654	$12,328
Nov 25	$14,515	$12,730	$12,362
Dec 25	$14,597	$12,721	$12,405

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	8.60%	3.18%	3.85%
Bloomberg U.S. Universal Index...
	7.58	0.06	2.44
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.18	3.17	2.18

Key Fund statistics

Net Assets...
$45,263,013,649
Number of Portfolio Holdings...
8,717
Net Investment Advisory Fees...
$188,950,768
Portfolio Turnover Rate...
1,006%

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Strategic Income Opportunities Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
34.2%
Corporate Bonds...
22.1
Asset-Backed Securities...
12.0
Foreign Government Obligations...
10.8
Non-Agency Mortgage-Backed Securities...
9.8
Floating Rate Loan Interests...
3.0
Preferred Securities...
1.6
Common Stocks...
1.6
Municipal Bonds...
1.3
Investment Companies...
1.3
OtherFootnote Reference(b)...
2.3
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
8.8%
AA/Aa...
39.8
A...
7.6
BBB/Baa...
11.4
BB/Ba...
9.0
B...
5.3
CCC/Caa...
1.4
CC/Ca...
0.1
C...
0.0Footnote Reference(e)
D...
0.0Footnote Reference(e)
N/R...
16.6
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Strategic Income Opportunities Portfolio

Institutional Shares | BSIIX

Annual Shareholder Report — December 31, 2025

BSIIX-12/25-AR

BlackRock Strategic Income Opportunities Portfolio

Investor A Shares | BASIX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$101	0.97%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Investor A Shares returned 8.32%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 7.58% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.18%.

What contributed to performance?

Positive contributors to the Fund’s performance over the period included positions in European corporate bonds, exposure to structured products, absolute return strategies and U.S. high yield corporate bonds.

The Fund’s holdings of private investments contributed modestly to performance during the period. Derivatives held in the fund including futures, options and swap contracts also contributed modestly. The use of derivatives did not have a material impact on results.

What detracted from performance?

There were no material detractors from performance over the annual period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
Jan 16	$9,540	$10,110	$10,000
Feb 16	$9,487	$10,182	$10,003
Mar 16	$9,541	$10,307	$10,007
Apr 16	$9,609	$10,377	$10,010
May 16	$9,611	$10,385	$10,011
Jun 16	$9,663	$10,568	$10,015
Jul 16	$9,756	$10,655	$10,017
Aug 16	$9,782	$10,667	$10,019
Sep 16	$9,813	$10,669	$10,024
Oct 16	$9,828	$10,598	$10,027
Nov 16	$9,844	$10,360	$10,028
Dec 16	$9,917	$10,391	$10,033
Jan 17	$9,976	$10,428	$10,037
Feb 17	$10,048	$10,508	$10,041
Mar 17	$10,053	$10,505	$10,043
Apr 17	$10,070	$10,592	$10,050
May 17	$10,117	$10,674	$10,055
Jun 17	$10,147	$10,664	$10,063
Jul 17	$10,207	$10,718	$10,072
Aug 17	$10,236	$10,810	$10,081
Sep 17	$10,291	$10,772	$10,090
Oct 17	$10,322	$10,785	$10,099
Nov 17	$10,315	$10,769	$10,107
Dec 17	$10,372	$10,816	$10,119
Jan 18	$10,512	$10,712	$10,131
Feb 18	$10,443	$10,610	$10,140
Mar 18	$10,408	$10,664	$10,154
Apr 18	$10,372	$10,593	$10,168
May 18	$10,345	$10,651	$10,183
Jun 18	$10,317	$10,635	$10,200
Jul 18	$10,343	$10,657	$10,216
Aug 18	$10,346	$10,710	$10,235
Sep 18	$10,348	$10,664	$10,251
Oct 18	$10,309	$10,575	$10,268
Nov 18	$10,280	$10,622	$10,289
Dec 18	$10,284	$10,789	$10,308
Jan 19	$10,415	$10,937	$10,329
Feb 19	$10,439	$10,949	$10,347
Mar 19	$10,531	$11,147	$10,370
Apr 19	$10,603	$11,163	$10,390
May 19	$10,623	$11,334	$10,413
Jun 19	$10,796	$11,494	$10,436
Jul 19	$10,836	$11,528	$10,455
Aug 19	$10,876	$11,789	$10,477
Sep 19	$10,881	$11,738	$10,495
Oct 19	$10,931	$11,776	$10,515
Nov 19	$10,925	$11,773	$10,528
Dec 19	$11,047	$11,791	$10,543
Jan 20	$11,114	$12,003	$10,557
Feb 20	$11,136	$12,182	$10,573
Mar 20	$10,393	$11,944	$10,604
Apr 20	$10,659	$12,184	$10,605
May 20	$10,889	$12,297	$10,605
Jun 20	$11,051	$12,400	$10,606
Jul 20	$11,252	$12,618	$10,608
Aug 20	$11,358	$12,545	$10,609
Sep 20	$11,351	$12,522	$10,610
Oct 20	$11,344	$12,478	$10,612
Nov 20	$11,664	$12,640	$10,612
Dec 20	$11,809	$12,684	$10,614
Jan 21	$11,808	$12,604	$10,615
Feb 21	$11,861	$12,442	$10,616
Mar 21	$11,825	$12,297	$10,616
Apr 21	$11,876	$12,400	$10,616
May 21	$11,919	$12,448	$10,617
Jun 21	$11,941	$12,538	$10,616
Jul 21	$11,928	$12,664	$10,617
Aug 21	$11,973	$12,656	$10,617
Sep 21	$11,923	$12,548	$10,618
Oct 21	$11,906	$12,538	$10,617
Nov 21	$11,851	$12,553	$10,618
Dec 21	$11,888	$12,544	$10,619
Jan 22	$11,764	$12,269	$10,618
Feb 22	$11,626	$12,102	$10,620
Mar 22	$11,541	$11,777	$10,623
Apr 22	$11,468	$11,338	$10,625
May 22	$11,448	$11,400	$10,632
Jun 22	$11,224	$11,173	$10,634
Jul 22	$11,396	$11,453	$10,640
Aug 22	$11,299	$11,156	$10,657
Sep 22	$11,014	$10,675	$10,683
Oct 22	$10,994	$10,558	$10,700
Nov 22	$11,175	$10,952	$10,735
Dec 22	$11,185	$10,914	$10,773
Jan 23	$11,430	$11,253	$10,807
Feb 23	$11,281	$10,976	$10,842
Mar 23	$11,348	$11,234	$10,889
Apr 23	$11,389	$11,303	$10,923
May 23	$11,357	$11,185	$10,966
Jun 23	$11,399	$11,168	$11,016
Jul 23	$11,490	$11,179	$11,060
Aug 23	$11,460	$11,112	$11,110
Sep 23	$11,350	$10,847	$11,161
Oct 23	$11,304	$10,684	$11,211
Nov 23	$11,624	$11,165	$11,261
Dec 23	$11,968	$11,588	$11,314
Jan 24	$11,997	$11,560	$11,362
Feb 24	$11,947	$11,422	$11,409
Mar 24	$12,067	$11,534	$11,460
Apr 24	$11,895	$11,264	$11,509
May 24	$12,034	$11,451	$11,564
Jun 24	$12,145	$11,556	$11,611
Jul 24	$12,372	$11,818	$11,663
Aug 24	$12,501	$11,992	$11,719
Sep 24	$12,652	$12,157	$11,770
Oct 24	$12,476	$11,881	$11,815
Nov 24	$12,614	$12,006	$11,860
Dec 24	$12,570	$11,824	$11,908
Jan 25	$12,684	$11,896	$11,952
Feb 25	$12,823	$12,142	$11,990
Mar 25	$12,779	$12,139	$12,030
Apr 25	$12,850	$12,182	$12,071
May 25	$12,965	$12,120	$12,115
Jun 25	$13,135	$12,309	$12,155
Jul 25	$13,157	$12,291	$12,197
Aug 25	$13,299	$12,439	$12,245
Sep 25	$13,413	$12,571	$12,286
Oct 25	$13,504	$12,654	$12,328
Nov 25	$13,542	$12,730	$12,362
Dec 25	$13,615	$12,721	$12,405

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	8.32%	2.89%	3.56%
Investor A Shares (with sales charge)...
	3.98	2.05	3.13
Bloomberg U.S. Universal Index...
	7.58	0.06	2.44
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.18	3.17	2.18

Key Fund statistics

Net Assets...
$45,263,013,649
Number of Portfolio Holdings...
8,717
Net Investment Advisory Fees...
$188,950,768
Portfolio Turnover Rate...
1,006%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Strategic Income Opportunities Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
34.2%
Corporate Bonds...
22.1
Asset-Backed Securities...
12.0
Foreign Government Obligations...
10.8
Non-Agency Mortgage-Backed Securities...
9.8
Floating Rate Loan Interests...
3.0
Preferred Securities...
1.6
Common Stocks...
1.6
Municipal Bonds...
1.3
Investment Companies...
1.3
OtherFootnote Reference(b)...
2.3
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
8.8%
AA/Aa...
39.8
A...
7.6
BBB/Baa...
11.4
BB/Ba...
9.0
B...
5.3
CCC/Caa...
1.4
CC/Ca...
0.1
C...
0.0Footnote Reference(e)
D...
0.0Footnote Reference(e)
N/R...
16.6
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Strategic Income Opportunities Portfolio

Investor A Shares | BASIX

Annual Shareholder Report — December 31, 2025

BASIX-12/25-AR

BlackRock Strategic Income Opportunities Portfolio

Investor C Shares | BSICX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$176	1.69%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Investor C Shares returned 7.54%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 7.58% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.18%.

What contributed to performance?

Positive contributors to the Fund’s performance over the period included positions in European corporate bonds, exposure to structured products, absolute return strategies and U.S. high yield corporate bonds.

The Fund’s holdings of private investments contributed modestly to performance during the period. Derivatives held in the fund including futures, options and swap contracts also contributed modestly. The use of derivatives did not have a material impact on results.

What detracted from performance?

There were no material detractors from performance over the annual period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
Jan 16	$9,931	$10,110	$10,000
Feb 16	$9,870	$10,182	$10,003
Mar 16	$9,920	$10,307	$10,007
Apr 16	$9,995	$10,377	$10,010
May 16	$9,981	$10,385	$10,011
Jun 16	$10,028	$10,568	$10,015
Jul 16	$10,119	$10,655	$10,017
Aug 16	$10,139	$10,667	$10,019
Sep 16	$10,165	$10,669	$10,024
Oct 16	$10,174	$10,598	$10,027
Nov 16	$10,185	$10,360	$10,028
Dec 16	$10,253	$10,391	$10,033
Jan 17	$10,308	$10,428	$10,037
Feb 17	$10,377	$10,508	$10,041
Mar 17	$10,376	$10,505	$10,043
Apr 17	$10,387	$10,592	$10,050
May 17	$10,439	$10,674	$10,055
Jun 17	$10,452	$10,664	$10,063
Jul 17	$10,508	$10,718	$10,072
Aug 17	$10,541	$10,810	$10,081
Sep 17	$10,582	$10,772	$10,090
Oct 17	$10,607	$10,785	$10,099
Nov 17	$10,603	$10,769	$10,107
Dec 17	$10,644	$10,816	$10,119
Jan 18	$10,782	$10,712	$10,131
Feb 18	$10,715	$10,610	$10,140
Mar 18	$10,662	$10,664	$10,154
Apr 18	$10,618	$10,593	$10,168
May 18	$10,584	$10,651	$10,183
Jun 18	$10,550	$10,635	$10,200
Jul 18	$10,569	$10,657	$10,216
Aug 18	$10,566	$10,710	$10,235
Sep 18	$10,562	$10,664	$10,251
Oct 18	$10,515	$10,575	$10,268
Nov 18	$10,490	$10,622	$10,289
Dec 18	$10,488	$10,789	$10,308
Jan 19	$10,615	$10,937	$10,329
Feb 19	$10,633	$10,949	$10,347
Mar 19	$10,710	$11,147	$10,370
Apr 19	$10,788	$11,163	$10,390
May 19	$10,791	$11,334	$10,413
Jun 19	$10,960	$11,494	$10,436
Jul 19	$10,994	$11,528	$10,455
Aug 19	$11,027	$11,789	$10,477
Sep 19	$11,026	$11,738	$10,495
Oct 19	$11,070	$11,776	$10,515
Nov 19	$11,057	$11,773	$10,528
Dec 19	$11,173	$11,791	$10,543
Jan 20	$11,235	$12,003	$10,557
Feb 20	$11,250	$12,182	$10,573
Mar 20	$10,503	$11,944	$10,604
Apr 20	$10,754	$12,184	$10,605
May 20	$10,991	$12,297	$10,605
Jun 20	$11,137	$12,400	$10,606
Jul 20	$11,345	$12,618	$10,608
Aug 20	$11,432	$12,545	$10,609
Sep 20	$11,419	$12,522	$10,610
Oct 20	$11,416	$12,478	$10,612
Nov 20	$11,720	$12,640	$10,612
Dec 20	$11,859	$12,684	$10,614
Jan 21	$11,851	$12,604	$10,615
Feb 21	$11,898	$12,442	$10,616
Mar 21	$11,854	$12,297	$10,616
Apr 21	$11,910	$12,400	$10,616
May 21	$11,935	$12,448	$10,617
Jun 21	$11,949	$12,538	$10,616
Jul 21	$11,929	$12,664	$10,617
Aug 21	$11,967	$12,656	$10,617
Sep 21	$11,911	$12,548	$10,618
Oct 21	$11,886	$12,538	$10,617
Nov 21	$11,824	$12,553	$10,618
Dec 21	$11,854	$12,544	$10,619
Jan 22	$11,723	$12,269	$10,618
Feb 22	$11,590	$12,102	$10,620
Mar 22	$11,487	$11,777	$10,623
Apr 22	$11,420	$11,338	$10,625
May 22	$11,393	$11,400	$10,632
Jun 22	$11,152	$11,173	$10,634
Jul 22	$11,316	$11,453	$10,640
Aug 22	$11,213	$11,156	$10,657
Sep 22	$10,935	$10,675	$10,683
Oct 22	$10,897	$10,558	$10,700
Nov 22	$11,082	$10,952	$10,735
Dec 22	$11,086	$10,914	$10,773
Jan 23	$11,309	$11,253	$10,807
Feb 23	$11,167	$10,976	$10,842
Mar 23	$11,227	$11,234	$10,889
Apr 23	$11,261	$11,303	$10,923
May 23	$11,222	$11,185	$10,966
Jun 23	$11,256	$11,168	$11,016
Jul 23	$11,340	$11,179	$11,060
Aug 23	$11,291	$11,112	$11,110
Sep 23	$11,188	$10,847	$11,161
Oct 23	$11,136	$10,684	$11,211
Nov 23	$11,444	$11,165	$11,261
Dec 23	$11,776	$11,588	$11,314
Jan 24	$11,804	$11,560	$11,362
Feb 24	$11,755	$11,422	$11,409
Mar 24	$11,873	$11,534	$11,460
Apr 24	$11,703	$11,264	$11,509
May 24	$11,840	$11,451	$11,564
Jun 24	$11,950	$11,556	$11,611
Jul 24	$12,173	$11,818	$11,663
Aug 24	$12,300	$11,992	$11,719
Sep 24	$12,449	$12,157	$11,770
Oct 24	$12,276	$11,881	$11,815
Nov 24	$12,411	$12,006	$11,860
Dec 24	$12,368	$11,824	$11,908
Jan 25	$12,480	$11,896	$11,952
Feb 25	$12,617	$12,142	$11,990
Mar 25	$12,574	$12,139	$12,030
Apr 25	$12,643	$12,182	$12,071
May 25	$12,757	$12,120	$12,115
Jun 25	$12,924	$12,309	$12,155
Jul 25	$12,945	$12,291	$12,197
Aug 25	$13,086	$12,439	$12,245
Sep 25	$13,197	$12,571	$12,286
Oct 25	$13,287	$12,654	$12,328
Nov 25	$13,324	$12,730	$12,362
Dec 25	$13,396	$12,721	$12,405

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	7.54%	2.17%	2.97%
Investor C Shares (with sales charge)...
	6.54	2.17	2.97
Bloomberg U.S. Universal Index...
	7.58	0.06	2.44
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.18	3.17	2.18

Key Fund statistics

Net Assets...
$45,263,013,649
Number of Portfolio Holdings...
8,717
Net Investment Advisory Fees...
$188,950,768
Portfolio Turnover Rate...
1,006%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Strategic Income Opportunities Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
34.2%
Corporate Bonds...
22.1
Asset-Backed Securities...
12.0
Foreign Government Obligations...
10.8
Non-Agency Mortgage-Backed Securities...
9.8
Floating Rate Loan Interests...
3.0
Preferred Securities...
1.6
Common Stocks...
1.6
Municipal Bonds...
1.3
Investment Companies...
1.3
OtherFootnote Reference(b)...
2.3
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
8.8%
AA/Aa...
39.8
A...
7.6
BBB/Baa...
11.4
BB/Ba...
9.0
B...
5.3
CCC/Caa...
1.4
CC/Ca...
0.1
C...
0.0Footnote Reference(e)
D...
0.0Footnote Reference(e)
N/R...
16.6
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Strategic Income Opportunities Portfolio

Investor C Shares | BSICX

Annual Shareholder Report — December 31, 2025

BSICX-12/25-AR

BlackRock Strategic Income Opportunities Portfolio

Class K Shares | BSIKX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$65	0.62%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Class K Shares returned 8.69%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 7.58% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.18%.

What contributed to performance?

Positive contributors to the Fund’s performance over the period included positions in European corporate bonds, exposure to structured products, absolute return strategies and U.S. high yield corporate bonds.

The Fund’s holdings of private investments contributed modestly to performance during the period. Derivatives held in the fund including futures, options and swap contracts also contributed modestly. The use of derivatives did not have a material impact on results.

What detracted from performance?

There were no material detractors from performance over the annual period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
Jan 16	$9,940	$10,110	$10,000
Feb 16	$9,887	$10,182	$10,003
Mar 16	$9,955	$10,307	$10,007
Apr 16	$10,029	$10,377	$10,010
May 16	$10,035	$10,385	$10,011
Jun 16	$10,082	$10,568	$10,015
Jul 16	$10,193	$10,655	$10,017
Aug 16	$10,223	$10,667	$10,019
Sep 16	$10,258	$10,669	$10,024
Oct 16	$10,277	$10,598	$10,027
Nov 16	$10,287	$10,360	$10,028
Dec 16	$10,376	$10,391	$10,033
Jan 17	$10,431	$10,428	$10,037
Feb 17	$10,520	$10,508	$10,041
Mar 17	$10,529	$10,505	$10,043
Apr 17	$10,550	$10,592	$10,050
May 17	$10,602	$10,674	$10,055
Jun 17	$10,636	$10,664	$10,063
Jul 17	$10,692	$10,718	$10,072
Aug 17	$10,736	$10,810	$10,081
Sep 17	$10,798	$10,772	$10,090
Oct 17	$10,834	$10,785	$10,099
Nov 17	$10,829	$10,769	$10,107
Dec 17	$10,892	$10,816	$10,119
Jan 18	$11,032	$10,712	$10,131
Feb 18	$10,974	$10,610	$10,140
Mar 18	$10,929	$10,664	$10,154
Apr 18	$10,906	$10,593	$10,168
May 18	$10,870	$10,651	$10,183
Jun 18	$10,844	$10,635	$10,200
Jul 18	$10,885	$10,657	$10,216
Aug 18	$10,893	$10,710	$10,235
Sep 18	$10,898	$10,664	$10,251
Oct 18	$10,860	$10,575	$10,268
Nov 18	$10,833	$10,622	$10,289
Dec 18	$10,841	$10,789	$10,308
Jan 19	$10,982	$10,937	$10,329
Feb 19	$11,010	$10,949	$10,347
Mar 19	$11,111	$11,147	$10,370
Apr 19	$11,191	$11,163	$10,390
May 19	$11,216	$11,334	$10,413
Jun 19	$11,401	$11,494	$10,436
Jul 19	$11,448	$11,528	$10,455
Aug 19	$11,493	$11,789	$10,477
Sep 19	$11,502	$11,738	$10,495
Oct 19	$11,558	$11,776	$10,515
Nov 19	$11,555	$11,773	$10,528
Dec 19	$11,688	$11,791	$10,543
Jan 20	$11,763	$12,003	$10,557
Feb 20	$11,789	$12,182	$10,573
Mar 20	$11,007	$11,944	$10,604
Apr 20	$11,292	$12,184	$10,605
May 20	$11,539	$12,297	$10,605
Jun 20	$11,714	$12,400	$10,606
Jul 20	$11,931	$12,618	$10,608
Aug 20	$12,046	$12,545	$10,609
Sep 20	$12,043	$12,522	$10,610
Oct 20	$12,039	$12,478	$10,612
Nov 20	$12,382	$12,640	$10,612
Dec 20	$12,540	$12,684	$10,614
Jan 21	$12,543	$12,604	$10,615
Feb 21	$12,604	$12,442	$10,616
Mar 21	$12,569	$12,297	$10,616
Apr 21	$12,627	$12,400	$10,616
May 21	$12,677	$12,448	$10,617
Jun 21	$12,704	$12,538	$10,616
Jul 21	$12,694	$12,664	$10,617
Aug 21	$12,746	$12,656	$10,617
Sep 21	$12,697	$12,548	$10,618
Oct 21	$12,683	$12,538	$10,617
Nov 21	$12,628	$12,553	$10,618
Dec 21	$12,672	$12,544	$10,619
Jan 22	$12,543	$12,269	$10,618
Feb 22	$12,400	$12,102	$10,620
Mar 22	$12,313	$11,777	$10,623
Apr 22	$12,252	$11,338	$10,625
May 22	$12,221	$11,400	$10,632
Jun 22	$11,987	$11,173	$10,634
Jul 22	$12,174	$11,453	$10,640
Aug 22	$12,075	$11,156	$10,657
Sep 22	$11,774	$10,675	$10,683
Oct 22	$11,756	$10,558	$10,700
Nov 22	$11,953	$10,952	$10,735
Dec 22	$11,968	$10,914	$10,773
Jan 23	$12,233	$11,253	$10,807
Feb 23	$12,076	$10,976	$10,842
Mar 23	$12,152	$11,234	$10,889
Apr 23	$12,199	$11,303	$10,923
May 23	$12,168	$11,185	$10,966
Jun 23	$12,217	$11,168	$11,016
Jul 23	$12,318	$11,179	$11,060
Aug 23	$12,289	$11,112	$11,110
Sep 23	$12,176	$10,847	$11,161
Oct 23	$12,130	$10,684	$11,211
Nov 23	$12,476	$11,165	$11,261
Dec 23	$12,849	$11,588	$11,314
Jan 24	$12,883	$11,560	$11,362
Feb 24	$12,834	$11,422	$11,409
Mar 24	$12,966	$11,534	$11,460
Apr 24	$12,785	$11,264	$11,509
May 24	$12,938	$11,451	$11,564
Jun 24	$13,061	$11,556	$11,611
Jul 24	$13,309	$11,818	$11,663
Aug 24	$13,452	$11,992	$11,719
Sep 24	$13,618	$12,157	$11,770
Oct 24	$13,432	$11,881	$11,815
Nov 24	$13,599	$12,006	$11,860
Dec 24	$13,541	$11,824	$11,908
Jan 25	$13,669	$11,896	$11,952
Feb 25	$13,821	$12,142	$11,990
Mar 25	$13,779	$12,139	$12,030
Apr 25	$13,859	$12,182	$12,071
May 25	$13,987	$12,120	$12,115
Jun 25	$14,175	$12,309	$12,155
Jul 25	$14,202	$12,291	$12,197
Aug 25	$14,360	$12,439	$12,245
Sep 25	$14,487	$12,571	$12,286
Oct 25	$14,589	$12,654	$12,328
Nov 25	$14,649	$12,730	$12,362
Dec 25	$14,718	$12,721	$12,405

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	8.69%	3.25%	3.94%
Bloomberg U.S. Universal Index...
	7.58	0.06	2.44
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.18	3.17	2.18

Key Fund statistics

Net Assets...
$45,263,013,649
Number of Portfolio Holdings...
8,717
Net Investment Advisory Fees...
$188,950,768
Portfolio Turnover Rate...
1,006%

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Strategic Income Opportunities Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
34.2%
Corporate Bonds...
22.1
Asset-Backed Securities...
12.0
Foreign Government Obligations...
10.8
Non-Agency Mortgage-Backed Securities...
9.8
Floating Rate Loan Interests...
3.0
Preferred Securities...
1.6
Common Stocks...
1.6
Municipal Bonds...
1.3
Investment Companies...
1.3
OtherFootnote Reference(b)...
2.3
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
8.8%
AA/Aa...
39.8
A...
7.6
BBB/Baa...
11.4
BB/Ba...
9.0
B...
5.3
CCC/Caa...
1.4
CC/Ca...
0.1
C...
0.0Footnote Reference(e)
D...
0.0Footnote Reference(e)
N/R...
16.6
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Strategic Income Opportunities Portfolio

Class K Shares | BSIKX

Annual Shareholder Report — December 31, 2025

BSIKX-12/25-AR

 (b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

               Lorenzo A. Flores
Catherine A. Lynch
Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Inflation Protected Bond Portfolio	$30,443	$30,294	$0	$0	$22,900	$22,880	$388	$0
BlackRock Strategic Income Opportunities Portfolio	$121,770	$121,176	$0	$0	$49,800	$33,300	$388	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored or advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not Applicable
(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Inflation Protected Bond Portfolio	$23,288	$22,880
BlackRock Strategic Income Opportunities Portfolio	$50,188	$33,300

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
December 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Funds V
BlackRock Inflation Protected Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio

Table of Contents
Page

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
December 31, 2025
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.1%
AREIT Ltd., Series 2024-CRE9,
Class A, (1-mo. CME Term SOFR
at 1.69% Floor + 1.69%), 5.44%,
05/17/41
(a) (b)
............... USD 1,162 $ 1,161,413
United States — 3.1%
(a)
AMSR Trust
Series 2021-SFR1, Class E2,
2.90%, 06/17/38 .......... 3,700 3,506,622
Series 2021-SFR2, Class E2,
2.58%, 08/17/38 .......... 2,000 1,965,996
Series 2022-SFR1, Class E2,
4.64%, 03/17/39 .......... 4,912 4,841,137
Enterprise Fleet Financing LLC, Series
2025-4, Class A4, 4.28%, 06/20/32 782 784,679
Foundation Finance Trust, Series 2025-
3A, Class A, 4.56%, 08/15/52 ... 999 1,001,807
FRTKL, Series 2021-SFR1, Class E2,
2.52%, 09/17/38 ............ 4,000 3,912,171
Home Partners of America Trust
Series 2021-2, Class E2, 2.95%,
12/17/26 ............... 3,838 3,744,689
Series 2021-3, Class E2, 3.35%,
01/17/41 ............... 3,594 3,342,763
Mill City Solar Loan Ltd., Series 2019-
1A, Class A, 4.34%, 03/20/43 ... 726 683,827
New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class E2,
3.70%, 02/17/39 ............ 4,000 3,896,768
Progress Residential Trust
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 666 640,595
Series 2021-SFR11, Class E2,
3.53%, 01/17/39 .......... 4,000 3,822,393
Series 2021-SFR8, Class E2,
2.53%, 10/17/38 .......... 4,000 3,930,869
Series 2021-SFR9, Class E2,
3.01%, 11/17/40 .......... 3,500 3,296,822
Series 2022-SFR1, Class E2,
3.99%, 02/17/41 .......... 4,000 3,842,144
Series 2022-SFR2, Class E2,
4.80%, 04/17/27 .......... 3,000 2,944,596
Tricon American Homes Trust
Series 2020-SFR1, Class E, 3.54%,
07/17/38 ............... 2,000 1,981,466
Series 2020-SFR2, Class E2,
3.08%, 11/17/39 .......... 4,000 3,817,197
Tricon Residential Trust, Series 2021-
SFR1, Class E2, 2.89%, 07/17/38 3,500 3,456,751
55,413,292
Total Asset-Backed Securities — 3.2%
(Cost: $ 58,339,441 ) .............................. 56,574,705
Security
Shares
Shares Value
Common Stocks
China — 0.0%
(c)
Sunac China Holdings Ltd. ....... 23,520 $ 3,967
Yuzhou Group Holdings Co. Ltd. ... 26,070 352
4,319
Total Common Stocks — 0.0%
(Cost: $ 4,111 ) .................................. 4,319
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.0%
Mineral Resources Ltd. , 9.25% ,
10/01/28
(a)
................ USD 100 104,950
Canada — 0.1%
1011778 BC ULC
(a)
3.88% , 01/15/28 ............ 100 98,575
4.00% , 10/15/30 ............ 100 95,241
Bell Telephone Co. of Canada or Bell
Canada , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.39%), 6.88% ,
09/15/55
(b)
................ 100 103,173
Bombardier, Inc. , 8.75% , 11/15/30
(a)
. 100 108,041
Garda World Security Corp. , 8.38% ,
11/15/32
(a)
................ 100 101,861
NOVA Chemicals Corp. , 7.00% ,
12/01/31
(a)
................ 100 106,511
Open Text Corp. , 3.88% , 02/15/28
(a)
. 100 98,139
Rogers Communications, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.59%),
5.25% , 03/15/82
(a) (b)
.......... 100 99,956
811,497
China — 0.0%
(d)
China Aoyuan Group Ltd. , 6.20% ,
03/24/26
(c) (e)
............... 545 8,175
Fantasia Holdings Group Co. Ltd. ,
10.88% , 01/09/25
(c) (e)
......... 345 3,450
Sunac China Holdings Ltd.
6.00% , 09/30/26 ............ 51 7,748
6.25% , 09/30/26 ............ 51 7,902
6.50% , 09/30/27 ............ 103 15,568
6.75% , 09/30/28 ............ 155 23,631
7.00% , 09/30/29 ............ 155 23,465
7.25% , 09/30/30 ............ 73 11,139
101,078
France — 0.0%
Maya SAS , 7.00% , 04/15/32
(a)
..... 200 206,131
Germany — 0.0%
ZF North America Capital, Inc. , 6.88% ,
04/23/32
(a)
................ 200 195,587
Hong Kong — 0.1%
Melco Resorts Finance Ltd. , 5.63% ,
07/17/27
(d)
................ 545 544,488
Ireland — 0.0%
GGAM Finance Ltd. , 8.00% , 02/15/27
(a)
100 102,272

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Israel — 0.0%
Teva Pharmaceutical Finance
Netherlands III BV , 8.13% , 09/15/31 USD 200 $ 229,750
Japan — 0.0%
(a)
Nissan Motor Co. Ltd. , 7.50% , 07/17/30 300 314,801
Rakuten Group, Inc. , 9.75% , 04/15/29 200 223,692
538,493
Luxembourg — 0.0%
INEOS Finance plc , 7.50% , 04/15/29
(a)
200 173,736
Macau — 0.1%
Champion Path Holdings Ltd. , 4.85% ,
01/27/28
(d)
................ 545 531,544
MGM China Holdings Ltd. , 4.75% ,
02/01/27
(d)
................ 545 542,444
Studio City Finance Ltd. , 5.00% ,
01/15/29
(a)
................ 545 524,682
1,598,670
Mexico — 0.1%
Petroleos Mexicanos , 7.50% ,
03/20/26
(a)
................ 1,934 1,938,835
Netherlands — 0.0%
Trivium Packaging Finance BV ,
12.25% , 01/15/31
(a)
.......... 200 217,007
United Kingdom — 0.0%
Virgin Media Secured Finance plc ,
5.50% , 05/15/29
(a)
........... 200 197,032
Vodafone Group plc , (5-Year USD
Swap Semi + 4.87%), 7.00% ,
04/04/79
(b)
................ 100 105,931
302,963
United States — 1.1%
Acrisure LLC , 4.25% , 02/15/29
(a)
.... 100 97,519
Advance Auto Parts, Inc. , 7.38% ,
08/01/33
(a)
................ 100 100,397
AES Corp. (The) , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.89%), 6.95% ,
07/15/55
(b)
................ 100 98,732
Albertsons Cos., Inc. , 3.50% ,
03/15/29
(a)
................ 100 96,039
Alcoa Nederland Holding BV , 4.13% ,
03/31/29
(a)
................ 200 196,048
Alliant Holdings Intermediate LLC ,
7.38% , 10/01/32
(a)
........... 200 207,374
Allied Universal Holdco LLC , 6.00% ,
06/01/29
(a)
................ 200 197,930
AMC Networks, Inc. , 10.50% ,
07/15/32
(a)
................ 100 110,474
American Airlines, Inc.
(a)
5.75% , 04/20/29 ............ 100 101,834
8.50% , 05/15/29 ............ 100 104,589
American Axle & Manufacturing, Inc. ,
7.75% , 10/15/33
(a)
........... 100 101,858
AmeriGas Partners LP , 9.50% ,
06/01/30
(a)
................ 100 106,529
APLD ComputeCo LLC , 9.25% ,
12/15/30
(a)
................ 100 98,090
Ardagh Metal Packaging Finance USA
LLC , 4.00% , 09/01/29
(a)
....... 200 188,277
Aretec Group, Inc. , 10.00% , 08/15/30
(a)
90 97,123
Avantor Funding, Inc. , 4.63% ,
07/15/28
(a)
................ 100 99,457
Security
Par (000)
Par (000) Value
United States (continued)
Avis Budget Car Rental LLC , 8.25% ,
01/15/30
(a)
................ USD 100 $ 103,484
Azorra Finance Ltd. , 7.75% , 04/15/30
(a)
100 105,625
Bath & Body Works, Inc. , 6.63% ,
10/01/30
(a)
................ 100 102,240
Block, Inc. , 6.50% , 05/15/32 ...... 100 103,986
Builders FirstSource, Inc. , 6.75% ,
05/15/35
(a)
................ 100 104,551
Caesars Entertainment, Inc. , 7.00% ,
02/15/30
(a)
................ 200 207,131
CCO Holdings LLC
(a)
5.13% , 05/01/27 ............ 100 99,862
5.00% , 02/01/28 ............ 100 99,209
4.75% , 03/01/30 ............ 200 191,010
4.50% , 06/01/33 ............ 100 87,536
Celanese US Holdings LLC
7.05% , 11/15/30
(f)
........... 100 105,368
6.75% , 04/15/33 ............ 100 99,475
Chemours Co. (The)
(a)
4.63% , 11/15/29 ............ 100 90,423
8.00% , 01/15/33 ............ 100 96,811
Cipher Compute LLC , 7.13% ,
11/15/30
(a)
................ 6 6,111
Clarios Global LP , 6.75% , 09/15/32
(a)
. 100 103,699
Clear Channel Outdoor Holdings, Inc. ,
7.50% , 03/15/33
(a)
........... 100 105,629
Cleveland-Cliffs, Inc.
(a)
6.88% , 11/01/29 ............ 100 103,571
7.63% , 01/15/34 ............ 100 104,502
Cloud Software Group, Inc. , 9.00% ,
09/30/29
(a)
................ 200 208,302
Clydesdale Acquisition Holdings, Inc. ,
8.75% , 04/15/30
(a)
........... 100 101,668
CNX Resources Corp. , 7.25% ,
03/01/32
(a)
................ 100 104,390
Cogent Communications Group LLC ,
7.00% , 06/15/27
(a)
........... 100 100,067
Community Health Systems, Inc.
(a)
10.88% , 01/15/32 ........... 90 98,229
9.75% , 01/15/34 ............ 100 105,033
Comstock Resources, Inc. , 6.75% ,
03/01/29
(a)
................ 100 100,222
CoreWeave, Inc. , 9.00% , 02/01/31
(a)
. 100 91,652
Credit Acceptance Corp. , 9.25% ,
12/15/28
(a)
................ 100 104,516
Crescent Energy Finance LLC , 7.38% ,
01/15/33
(a)
................ 100 94,895
CVR Energy, Inc. , 8.50% , 01/15/29
(a)
. 100 102,785
CVS Health Corp. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.89%), 7.00% ,
03/10/55
(b)
................ 100 104,905
Darling Ingredients, Inc. , 6.00% ,
06/15/30
(a)
................ 100 101,633
DaVita, Inc. , 6.88% , 09/01/32
(a)
.... 100 104,097
Delek Logistics Partners LP , 8.63% ,
03/15/29
(a)
................ 100 104,816
DENTSPLY SIRONA, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.38%), 8.38% ,
09/12/55
(b)
................ 100 93,613
DirecTV Financing LLC , 10.00% ,
02/15/31
(a)
................ 200 204,410
Discovery Communications LLC ,
5.00% , 09/20/37 ............ 100 80,012

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Edison International , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.66%), 7.88% ,
06/15/54
(b)
................ USD 100 $ 104,975
EMRLD Borrower LP , 6.63% ,
12/15/30
(a)
................ 100 104,151
Energy Transfer LP , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.50% ,
02/15/56
(b)
................ 100 99,669
Entegris, Inc. , 4.75% , 04/15/29
(a)
... 100 100,218
EquipmentShare.com, Inc. , 9.00% ,
05/15/28
(a)
................ 100 103,918
Fertitta Entertainment LLC , 6.75% ,
01/15/30
(a)
................ 200 190,155
FirstCash, Inc. , 5.63% , 01/01/30
(a)
.. 100 100,372
Freedom Mortgage Holdings LLC ,
9.13% , 05/15/31
(a)
........... 100 107,406
Frontier Communications Holdings
LLC
(a)
5.88% , 10/15/27 ............ 200 200,646
6.00% , 01/15/30 ............ 100 101,696
FTAI Aviation Investors LLC , 7.88% ,
12/01/30
(a)
................ 100 106,340
Gen Digital, Inc. , 6.75% , 09/30/27
(a)
. 100 101,490
Genesis Energy LP , 7.88% , 05/15/32 100 104,241
Goodyear Tire & Rubber Co. (The) ,
5.63% , 04/30/33 ............ 100 94,720
Gray Media, Inc. , 9.63% , 07/15/32
(a)
. 100 103,777
Hilcorp Energy I LP , 6.88% , 05/15/34
(a)
100 93,701
Hilton Domestic Operating Co., Inc. ,
3.75% , 05/01/29
(a)
........... 100 97,130
iHeartCommunications, Inc. , 7.75% ,
08/15/30
(a)
................ 100 87,500
Imola Merger Corp. , 4.75% , 05/15/29
(a)
100 98,702
ION Platform Finance US, Inc. , 9.50% ,
05/30/29
(a)
................ 100 101,270
IQVIA, Inc. , 6.25% , 06/01/32
(a)
..... 100 104,492
Iron Mountain, Inc.
(a)
4.88% , 09/15/27 ............ 200 199,797
4.88% , 09/15/29 ............ 100 98,655
ITT Holdings LLC , 6.50% , 08/01/29
(a)
100 95,965
Jane Street Group , 6.75% , 05/01/33
(a)
100 104,380
Jazz Securities DAC , 4.38% ,
01/15/29
(a)
................ 200 197,262
JetBlue Airways Corp. , 9.88% ,
09/20/31
(a)
................ 100 100,746
Kinetik Holdings LP , 6.63% , 12/15/28
(a)
100 102,968
Kohl's Corp. , 5.13% , 05/01/31
(f)
.... 100 87,963
LCM Investments Holdings II LLC ,
8.25% , 08/01/31
(a)
........... 100 105,769
Level 3 Financing, Inc. , 7.00% ,
03/31/34
(a)
................ 200 206,114
LGI Homes, Inc. , 7.00% , 11/15/32
(a)
. 100 95,587
LifePoint Health, Inc. , 9.88% ,
08/15/30
(a)
................ 100 107,669
Lithia Motors, Inc. , 4.38% , 01/15/31
(a)
100 96,108
Live Nation Entertainment, Inc. , 4.75% ,
10/15/27
(a)
................ 100 100,204
Magnera Corp. , 7.25% , 11/15/31
(a)
.. 100 98,166
Match Group Holdings II LLC , 4.63% ,
06/01/28
(a)
................ 100 99,105
Mauser Packaging Solutions Holding
Co. , 9.25% , 04/15/30
(a)
........ 237 227,520
McAfee Corp. , 7.38% , 02/15/30
(a)
... 100 87,208
Security
Par (000)
Par (000) Value
United States (continued)
Medline Borrower LP , 3.88% ,
04/01/29
(a)
................ USD 200 $ 195,262
MGM Resorts International , 6.13% ,
09/15/29 ................. 100 102,767
Mohegan Tribal Gaming Authority ,
11.88% , 04/15/31
(a)
.......... 100 105,669
Molina Healthcare, Inc. , 4.38% ,
06/15/28
(a)
................ 100 98,345
NCL Corp. Ltd. , 5.88% , 01/15/31
(a)
.. 100 99,622
NCR Atleos Corp. , 9.50% , 04/01/29
(a)
100 108,538
Newell Brands, Inc. , 6.38% , 05/15/30 100 97,656
Nexstar Media, Inc. , 5.63% , 07/15/27
(a)
100 100,269
Noble Finance II LLC , 8.00% ,
04/15/30
(a)
................ 100 103,891
Novelis Corp. , 4.75% , 01/30/30
(a)
... 100 96,466
NRG Energy, Inc.
(a)
5.25% , 06/15/29 ............ 100 100,269
6.25% , 11/01/34 ............ 100 102,702
Olympus Water US Holding Corp. ,
6.25% , 10/01/29
(a)
........... 200 194,617
Owens-Brockway Glass Container, Inc. ,
7.25% , 05/15/31
(a)
........... 100 102,078
Panther Escrow Issuer LLC , 7.13% ,
06/01/31
(a)
................ 100 103,625
Paramount Global , 6.25% , 02/28/57
(b)
100 89,691
Park Intermediate Holdings LLC ,
5.88% , 10/01/28
(a)
........... 100 100,080
PennyMac Financial Services, Inc.
(a)
7.13% , 11/15/30 ............ 100 105,123
6.75% , 02/15/34 ............ 100 103,373
Permian Resources Operating LLC ,
7.00% , 01/15/32
(a)
........... 100 104,234
PG&E Corp. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.88%), 7.38% ,
03/15/55
(b)
................ 100 104,149
Pilgrim's Pride Corp. , 4.25% , 04/15/31 100 97,627
Post Holdings, Inc. , 6.38% , 03/01/33
(a)
100 101,000
Prime Security Services Borrower LLC ,
3.38% , 08/31/27
(a)
........... 100 98,046
Quikrete Holdings, Inc. , 6.38% ,
03/01/32
(a)
................ 100 104,088
RHP Hotel Properties LP , 4.75% ,
10/15/27 ................. 100 99,586
Rocket Cos., Inc. , 6.13% , 08/01/30
(a)
. 100 103,368
Rocket Mortgage LLC , 3.63% ,
03/01/29
(a)
................ 100 96,587
Rocket Software, Inc. , 9.00% ,
11/28/28
(a)
................ 100 103,116
SBA Communications Corp. , 3.88% ,
02/15/27 ................. 100 99,247
Seagate Data Storage Technology Pte.
Ltd. , 8.50% , 07/15/31
(a)
........ 100 106,316
Sensata Technologies, Inc. , 3.75% ,
02/15/31
(a)
................ 100 93,848
Service Corp. International , 3.38% ,
08/15/30 ................. 100 93,510
Service Properties Trust
4.38% , 02/15/30 ............ 100 84,733
8.88% , 06/15/32 ............ 100 98,645
Sirius XM Radio LLC
(a)
5.00% , 08/01/27 ............ 100 100,243
4.13% , 07/01/30 ............ 100 95,107
Six Flags Entertainment Corp. , 7.25% ,
05/15/31
(a)
................ 100 95,952
SM Energy Co. , 7.00% , 08/01/32
(a)
.. 100 98,307

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Smyrna Ready Mix Concrete LLC ,
8.88% , 11/15/31
(a)
........... USD 100 $ 106,963
Standard Building Solutions, Inc. ,
6.25% , 08/01/33
(a)
........... 100 102,154
Star Parent, Inc. , 9.00% , 10/01/30
(a)
. 100 106,721
Starwood Property Trust, Inc. , 7.25% ,
04/01/29
(a)
................ 100 105,610
Sunoco LP
(a)
7.25% , 05/01/32 ............ 100 105,734
5.88% , 03/15/34 ............ 100 99,991
Talen Energy Supply LLC , 8.63% ,
06/01/30
(a)
................ 100 105,875
Tallgrass Energy Partners LP , 6.00% ,
09/01/31
(a)
................ 100 99,532
Tenet Healthcare Corp.
4.63% , 06/15/28 ............ 100 100,186
4.38% , 01/15/30 ............ 100 98,117
Tenneco, Inc. , 8.00% , 11/17/28
(a)
... 100 100,320
TransDigm, Inc.
6.38% , 03/01/29
(a)
........... 300 309,381
4.88% , 05/01/29 ............ 100 99,740
Transocean International Ltd. , 7.88% ,
10/15/32
(a)
................ 100 104,440
UKG, Inc. , 6.88% , 02/01/31
(a)
...... 100 102,721
United Rentals North America, Inc. ,
3.88% , 11/15/27 ............ 100 99,321
United Wholesale Mortgage LLC ,
5.75% , 06/15/27
(a)
........... 100 100,266
Univision Communications, Inc.
(a)
8.50% , 07/31/31 ............ 100 104,463
9.38% , 08/01/32 ............ 100 107,481
US Foods, Inc. , 4.75% , 02/15/29
(a)
.. 100 99,438
USA Compression Partners LP , 7.13% ,
03/15/29
(a)
................ 100 103,511
Valaris Ltd. , 8.38% , 04/30/30
(a)
..... 100 104,046
Venture Global Calcasieu Pass LLC ,
3.88% , 08/15/29
(a)
........... 100 93,744
Venture Global LNG, Inc.
(a)
8.38% , 06/01/31 ............ 100 99,443
9.88% , 02/01/32 ............ 200 206,614
Venture Global Plaquemines LNG
LLC
(a)
7.50% , 05/01/33 ............ 100 108,050
7.75% , 05/01/35 ............ 100 109,495
Versant Media Group, Inc. , 7.25% ,
01/30/31
(a)
................ 14 14,444
Viasat, Inc. , 5.63% , 04/15/27
(a)
..... 100 99,856
Viking Cruises Ltd. , 9.13% , 07/15/31
(a)
100 107,084
Vistra Operations Co. LLC , 7.75% ,
10/15/31
(a)
................ 100 105,918
VoltaGrid LLC , 7.38% , 11/01/30
(a)
... 68 67,371
Voyager Parent LLC , 9.25% , 07/01/32
(a)
100 106,112
Wand NewCo 3, Inc. , 7.63% ,
01/30/32
(a)
................ 100 105,833
Warnermedia Holdings, Inc. , 4.28% ,
03/15/32 ................. 100 87,782
WESCO Distribution, Inc. , 6.38% ,
03/15/29
(a)
................ 100 103,267
Windstream Services LLC , 7.50% ,
10/15/33
(a)
................ 100 102,511
Wynn Resorts Finance LLC , 6.25% ,
03/15/33
(a)
................ 100 102,248
Xerox Corp. , 13.50% , 04/15/31
(a)
... 100 81,437
XPLR Infrastructure Operating Partners
LP , 8.63% , 03/15/33
(a)
......... 100 105,201
Security
Par (000)
Par (000) Value
United States (continued)
Yum! Brands, Inc. , 4.75% , 01/15/30
(a)
USD 100 $ 100,079
19,005,745
Total Corporate Bonds — 1.5%
(Cost: $ 26,770,624 ) .............................. 26,071,202
Foreign Government Obligations
Brazil — 0.8%
Federative Republic of Brazil
10.00% , 01/01/29 ........... BRL 14 2,383,237
10.00% , 01/01/35 ........... 76 11,428,647
13,811,884
Japan — 0.3%
Japan Government Bond
2.30% , 12/20/54 ............ JPY 712,050 3,650,165
2.40% , 03/20/55 ............ 544,050 2,852,685
6,502,850
Mexico — 0.4%
United Mexican States
4.88% , 05/19/33 ............ USD 400 384,000
3.50% , 02/12/34 ............ 2,779 2,403,835
6.35% , 02/09/35 ............ 2,221 2,323,677
6.88% , 05/13/37 ............ 1,902 2,030,385
7,141,897
Peru — 0.1%
Republic of Peru
(d)
6.85% , 08/12/35 ............ PEN 4,383 1,404,530
7.60% , 08/12/39 ............ 3,528 1,143,863
2,548,393
United Kingdom — 0.2%
U.K. Treasury Bonds , 4.25% ,
12/07/55
(d)
................ GBP 2,735 3,166,546
Total Foreign Government Obligations — 1.8%
(Cost: $ 34,520,805 ) .............................. 33,171,570
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1 .1%
United States — 1.1%
(a)
BRAVO Residential Funding Trust,
Series 2023-NQM3, Class A1,
4.85%, 09/25/62
(f)
........... USD 2,201 2,198,898
COLT Mortgage Loan Trust, Series
2025-12, Class A1, 4.98%,
01/26/71
(b)
................ 1,118 1,118,877
Cross Mortgage Trust, Series 2025-
H10, Class A1, 4.97%, 01/25/71
(b)
. 880 881,347
CSMC Trust, Series 2022-NQM5, Class
A1, 5.17%, 05/25/67
(b)
........ 2,337 2,335,893
EFMT, Series 2025-NQM6, Class A1A,
5.00%, 12/25/70
(f)
........... 847 848,986
Ellington Financial Mortgage Trust,
Series 2021-3, Class A1, 1.24%,
09/25/66
(b)
................ 2,810 2,372,232
J.P. Morgan Mortgage Trust, Series
2023-DSC1, Class A1, 4.62%,
07/25/63
(b)
................ 1,224 1,209,676
New Residential Mortgage Loan Trust,
Series 2025-NQM7, Class A1,
5.01%, 10/26/65
(b)
........... 1,915 1,914,981

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
PRKCM Trust, Series 2022-AFC2,
Class A1, 5.33%, 08/25/57
(b)
.... USD 606 $ 605,018
SG Residential Mortgage Trust
Series 2021-1, Class A1, 1.16%,
07/25/61
(b)
.............. 3,411 2,844,727
Series 2022-2, Class A1, 5.35%,
08/25/62
(f)
.............. 1,124 1,123,618
Series 2025-1, Class A1, 5.10%,
12/25/65
(b)
.............. 1,523 1,523,008
Verus Securitization Trust, Series 2025-
12, Class A1LC, 5.11%, 12/25/70
(f)
1,202 1,205,239
20,182,500
Commercial Mortgage-Backed Securities — 1 .9%
United States — 1.9%
(a)(b)
BAMLL Trust, Series 2024-BHP,
Class A, (1-mo. CME Term SOFR
at 2.35% Floor + 2.35%), 6.10%,
08/15/39 ................. 580 580,958
BFLD Commercial Mortgage Trust,
Series 2025-660F, Class A, (1-mo.
CME Term SOFR at 1.50% Floor +
1.50%), 5.25%, 11/15/42 ....... 1,664 1,668,678
BFLD Mortgage Trust, Series 2024-
VICT, Class A, (1-mo. CME Term
SOFR at 1.89% Floor + 1.89%),
5.64%, 07/15/41 ............ 585 587,535
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.54%,
03/09/44 ............... 950 891,813
Series 2020-VIV3, Class B, 3.54%,
03/09/44 ............... 130 123,208
Series 2024-AIRC, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 5.44%, 08/15/41 ... 740 740,973
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.29%, 05/15/34 ... 1,974 1,974,013
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.39%, 05/15/41 ... 1,607 1,609,853
Series 2024-XL4, Class D, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 6.89%, 02/15/39 ... 970 972,492
Series 2025-JDI, Class A, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.15%, 11/15/42 ... 2,067 2,068,921
BX Trust
Series 2024-VLT4, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.24%, 06/15/41 ... 810 809,747
Series 2025-ARIA, Class A, 5.03%,
12/13/42 ............... 1,910 1,927,314
Series 2025-VOLT, Class A, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.45%, 12/15/44 ... 1,725 1,726,073
CIP Commercial Mortgage Trust,
Series 2025-SBAY, Class A, (1-mo.
CME Term SOFR at 1.40% Floor +
1.40%), 5.15%, 10/15/37 ....... 1,617 1,618,502
Commercial Mortgage Trust, Series
2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor +
1.84%), 5.59%, 06/15/41 ....... 870 871,075
Security
Par (000)
Par (000) Value
United States (continued)
CONE Trust, Series 2024-DFW1,
Class A, (1-mo. CME Term SOFR
at 1.64% Floor + 1.64%), 5.39%,
08/15/41 ................. USD 330 $ 329,486
DBC Mortgage Trust, Series 2025-
DBC, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%),
5.10%, 11/15/42 ............ 2,235 2,236,726
DBSG Mortgage Trust, Series 2024-
ALTA, Class A, 5.95%, 06/10/37 .. 345 350,296
ELM Trust
Series 2024-ELM, Class A10,
5.80%, 06/10/39 .......... 700 703,676
Series 2024-ELM, Class A15,
5.80%, 06/10/39 .......... 700 703,675
Extended Stay America Trust, Series
2025-ESH, Class A, (1-mo. CME
Term SOFR at 1.30% Floor +
1.30%), 5.05%, 10/15/42 ....... 1,839 1,841,871
Great Wolf Trust, Series 2024-WLF2,
Class A, (1-mo. CME Term SOFR +
1.69%), 5.44%, 05/15/41 ....... 1,355 1,358,773
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.29%, 05/15/37 ....... 780 780,969
HLTN Commercial Mortgage Trust,
Series 2024-DPLO, Class A, (1-mo.
CME Term SOFR at 1.64% Floor +
1.64%), 5.39%, 06/15/41 ....... 870 871,614
HONO Mortgage Trust, Series 2021-
LULU, Class A, (1-mo. CME Term
SOFR at 1.15% Floor + 1.26%),
5.02%, 10/15/36 ............ 330 325,889
JW Commercial Mortgage Trust, Series
2024-MRCO, Class A, (1-mo.
CME Term SOFR at 1.62% Floor +
1.62%), 5.37%, 06/15/39 ....... 830 831,283
LQR Trust, Series 2025-CALI, Class A,
(1-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 5.33%, 01/15/43 . 689 688,998
NYC Trust, Series 2024-3ELV, Class A,
(1-mo. CME Term SOFR at 1.99%
Floor + 1.99%), 5.74%, 08/15/29 . 453 453,914
One New York Plaza Trust, Series
2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor +
1.36%), 5.12%, 01/15/36 ....... 155 148,548
PGA Trust, Series 2024-RSR2, Class A,
(1-mo. CME Term SOFR at 1.89%
Floor + 1.89%), 5.64%, 06/15/39 . 1,000 1,000,309
UNIV Trust, Series 2025-APTS, Class
A, (1-mo. CME Term SOFR at
1.65% Floor + 1.65%), 5.40%,
11/15/42 .................. 1,710 1,712,109
Wells Fargo Commercial Mortgage
Trust, Series 2024-1CHI, Class A,
5.31%, 07/15/35 ............ 293 295,536
32,804,827
Total Non-Agency Mortgage-Backed Securities — 3.0%
(Cost: $ 52,518,430 ) .............................. 52,987,327

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.4%
(b)
Federal Home Loan Mortgage Corp.
Variable Rate Notes
Series 5468 , Class WF , (SOFR
30 day Average at 1.10%
Floor and 6.50% Cap +
1.10%), 4.97% , 11/25/54 .. USD 670 $ 671,545
Series 5478 , Class FD , (SOFR
30 day Average at 1.40%
Floor and 6.50% Cap +
1.40%), 5.27% , 02/25/54 .. 462 465,346
Series 5479 , Class FB , (SOFR
30 day Average at 1.40%
Floor and 6.50% Cap +
1.40%), 5.27% , 12/25/54 .. 264 265,818
Series 5482 , Class FB , (SOFR
30 day Average at 1.50%
Floor and 6.50% Cap +
1.50%), 5.37% , 12/25/54 .. 754 761,684
Series 5500 , Class DF , (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.22% , 10/25/54 ........ 568 572,457
Series 5508 , Class FE , (SOFR
30 day Average at 1.60%
Floor and 6.50% Cap +
1.60%), 5.47% , 02/25/55 .. 640 647,140
Series 5513 , Class FD , (SOFR
30 day Average at 1.35%
Floor and 6.50% Cap +
1.35%), 5.22% , 01/25/55 .. 4,411 4,443,055
Series 5515 , Class FB , (SOFR
30 day Average at 1.40%
Floor and 6.50% Cap +
1.40%), 5.27% , 03/25/55 .. 324 326,440
Series 5516 , Class FC , (SOFR
30 day Average at 1.40%
Floor and 6.50% Cap +
1.40%), 5.27% , 03/25/55 .. 10,592 10,675,056
Series 5539 , Class FC , (SOFR
30 day Average at 1.50%
Floor and 6.50% Cap +
1.50%), 5.37% , 05/25/55 .. 434 438,469
Series 5543 , Class FC , (SOFR
30 day Average at 1.50%
Floor and 6.50% Cap +
1.50%), 5.37% , 06/25/55 .. 333 335,826
Series 5543 , Class FG , (SOFR
30 day Average at 1.50%
Floor and 6.50% Cap +
1.50%), 5.37% , 06/25/55 .. 336 338,930
Series 5543 , Class FM , (SOFR
30 day Average at 1.50%
Floor and 6.50% Cap +
1.50%), 5.37% , 06/25/55 .. 444 448,404
Series 5563 , Class FA , (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.22% , 08/25/55 ........ 651 656,480
Series 5570 , Class FA , (SOFR 30
day Average at 1.40% Floor
and 6.50% Cap + 1.40%),
5.27% , 05/25/55 ........ 478 481,773
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association
Variable Rate Notes
Series 2024-88 , Class FC ,
(SOFR 30 day Average at
1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 12/25/54 .. USD 529 $ 532,708
Series 2024-95 , Class FC ,
(SOFR 30 day Average at
1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 12/25/54 .. 127 128,342
Series 2025-13 , Class FB ,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.17% , 03/25/55 .. 652 655,943
Series 2025-18 , Class FH ,
(SOFR 30 day Average at
1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 08/25/54 .. 227 228,749
Series 2025-2 , Class FG , (SOFR
30 day Average at 1.45%
Floor and 6.50% Cap +
1.45%), 5.32% , 02/25/55 .. 790 797,213
Series 2025-35 , Class FJ ,
(SOFR 30 day Average at
1.60% Floor and 6.50% Cap +
1.60%), 5.47% , 05/25/55 .. 523 528,398
Series 2025-42 , Class FA ,
(SOFR 30 day Average at
1.50% Floor and 6.50% Cap +
1.50%), 5.37% , 06/25/55 .. 314 316,902
Series 2025-42 , Class FE ,
(SOFR 30 day Average at
1.55% Floor and 6.50% Cap +
1.55%), 5.42% , 06/25/55 .. 572 578,689
25,295,367
Commercial Mortgage-Backed Securities — 0.7%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(b)
Series 2017-K65 , Class B ,
4.08% , 07/25/50 ........ 2,000 1,993,150
Series 2018-K73 , Class B ,
3.85% , 02/25/51 ........ 1,350 1,333,055
Series 2018-K82 , Class B ,
4.13% , 09/25/28 ........ 2,043 2,026,835
Series 2018-K83 , Class B ,
4.28% , 11/25/51 ........ 2,000 1,992,192
Series 2018-W5FX , Class CFX ,
3.66% , 04/25/28 ........ 696 653,715
Series 2019-K91 , Class B ,
4.26% , 04/25/51 ........ 2,000 1,988,776
Series 2019-K94 , Class B ,
3.96% , 07/25/52 ........ 2,000 1,964,988
Series 2020-K737 , Class B ,
3.33% , 01/25/53 ........ 932 922,002
12,874,713
Mortgage-Backed Securities — 5.7%
Uniform Mortgage-Backed Securities
(g)
3.50% , 01/25/56 - 02/25/56 ... 46,454 42,850,928
5.00% , 01/25/56 .......... 20,235 20,178,089
5.50% , 01/25/56 .......... 37,242 37,762,417
100,791,434
Total U.S. Government Sponsored Agency Securities
—
7 .8%
(Cost: $ 138,630,317 ) ............................. 138,961,514

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
2.38% , 01/15/27 - 02/15/55 ..... USD 38,912 $ 38,216,774
3.63% , 04/15/28 ............ 17,462 18,318,302
2.50% , 01/15/29 ............ 19,166 19,780,936
3.88% , 04/15/29 ............ 23,928 25,771,929
3.38% , 04/15/32 ............ 8,649 9,546,041
2.13% , 02/15/40 - 02/15/54 ..... 46,398 43,271,136
0.75% , 02/15/42 - 02/15/45 ..... 65,513 49,426,751
0.63% , 02/15/43 ............ 20,738 15,426,015
1.38% , 02/15/44
(h)
........... 28,501 23,853,754
1.00% , 02/15/46 - 02/15/49 ..... 43,366 31,897,524
0.88% , 02/15/47 ............ 19,842 14,300,015
0.25% , 02/15/50 ............ 19,894 11,445,167
0.13% , 02/15/51 - 02/15/52 ..... 43,987 23,474,945
1.50% , 02/15/53 ............ 21,270 16,578,547
U.S. Treasury Inflation Linked Notes
0.38% , 01/15/27 - 07/15/27 ..... 88,654 87,590,149
0.13% , 04/15/27 - 01/15/32 ..... 328,396 308,550,403
1.25% , 04/15/28 ............ 53,155 52,937,867
0.75% , 07/15/28 ............ 43,930 43,403,816
2.38% , 10/15/28 ............ 54,596 56,220,053
0.88% , 01/15/29 ............ 35,343 34,792,962
2.13% , 04/15/29 - 01/15/35 ..... 131,186 133,692,351
0.25% , 07/15/29 ............ 42,988 41,413,919
1.63% , 10/15/29 ............ 58,528 59,101,746
1.63% , 04/15/30
(i)
........... 70,702 71,049,083
1.13% , 10/15/30
(i)
........... 59,732 58,817,077
0.63% , 07/15/32 ............ 63,325 59,404,423
1.13% , 01/15/33 ............ 62,632 60,092,785
1.38% , 07/15/33 ............ 61,742 60,177,817
1.75% , 01/15/34 ............ 64,864 64,492,316
1.88% , 07/15/34 ............ 67,864 68,130,531
1.88% , 07/15/35
(i)
........... 80,230 80,015,241
Total U.S. Treasury Obligations — 94.2%
(Cost: $ 1,720,699,272 ) ........................... 1,681,190,375
Total Long-Term Investments — 111 .5%
(Cost: $ 2,031,483,000 ) ........................... 1,988,961,012
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.65%
(j) (k)
.... 5,862,041 $ 5,862,041
Total Short-Term Securities — 0 .3%
(Cost: $ 5,862,041 ) .............................. 5,862,041
Total Options Purchased — 0.0%
(Cost: $ 48,553 ) ................................ 40,533
Total Investments Before Options Written, TBA Sale
Commitments and Investments Sold Short — 111.8%
(Cost: $ 2,037,393,594 ) ........................... 1,994,863,586
Total Options Written — (0.0) %
(Premiums Received — $ (664,392) ) .................. (633,543)
Par (000)
Pa r (000)
TBA Sale Commitments
Uniform Mortgage-Backed Securities ,
3.50% , 01/25/56
(g)
........... USD (16,477) (15,231,570)
Total TBA Sale Commitments — ( 0 .9 ) %
(Proceeds: $ (15,092,031) ) ......................... (15,231,570)
Investments Sold Short
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes ,
0.50% , 01/15/28 ............ (2,350) (2,308,125)
Total U.S. Treasury Obligations — ( 0 .1 ) %
(Proceeds: $ (2,317,692) ) ..........................
(2,308,125)
Total Investments Sold Short — ( 0 .1 ) %
(Proceeds: $ (2,317,692) ) .......................... (2,308,125)
Total Investments Net of Options Written, TBA Sale
Commitments and Investments Sold Short — 110 .8%
(Cost: $ 2,019,319,479 ) ........................... 1,976,690,348
Liabilities in Excess of Other Assets — (10.8) % ........... (192,983,100)
Net Assets — 100.0% .............................. $ 1,783,707,248
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Non-income producing security.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)
Represents or includes a TBA transaction.
(h)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(i)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(j)
Affiliate of the Fund.
(k)
Annualized 7-day yield as of period end.

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 5,480,467 $ 381,574
(a)
$ — $ — $ — $ 5,862,041 5,862,041 $ 245,951 $ —
iShares 0-5 Year High Yield
Corporate Bond ETF
(b)
... 4,678,578 — (4,723,596) (8,784) 53,802 — — 168,138 —
iShares Residential and
Multisector Real Estate
ETF
(b)
.............. 2,620,268 — (2,701,544) (232,187) 313,463 — — 44,011 —
$ (240,971) $ 367,265 $ 5,862,041 $ 458,100 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
BNP Paribas SA ....... 3 .93% 12/31/25 01/02/26   $ 40,950,000 $ 40,954,470 U.S. Treasury Obligations Overnight
BNP Paribas SA ....... 3 .97 12/31/25 01/02/26   44,451,250 44,456,152 U.S. Treasury Obligations Overnight
HSBC Securities (USA), Inc. 3 .96 12/31/25 01/02/26   31,840,000 31,843,503 U.S. Treasury Obligations Overnight
$ 117,241,250 $ 117,254,125

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Inflation Protected Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 59 03/06/26 $ 8,845 $ 15,533
Australia 10-Year Bond ...................................................... 26 03/16/26 1,900 (1,398)
Australia 3-Year Bond ....................................................... 288 03/16/26 20,180 (13,847)
3-mo. SOFR ............................................................. 8 03/17/26 1,926 (513)
Canada 10-Year Bond ....................................................... 70 03/20/26 6,166 11,916
U.S. Treasury 2-Year Note .................................................... 516 03/31/26 107,735 56,813
3-mo. SOFR ............................................................. 30 09/15/26 7,252 (14,241)
90-day Australia Bank Accepted Bills ............................................. 26 12/10/26 17,177 2,027
3-mo. SOFR ............................................................. 14 12/15/26 3,390 2,729
3-mo. SOFR ............................................................. 564 03/16/27 136,615 52,670
3-mo. EURIBOR .......................................................... 33 12/13/27 9,465 5,135
116,824
Short Contracts
3-mo. CORRA ............................................................ 11 03/17/26 1,958 (2,084)
U.S. Treasury 10-Year Note ................................................... 75 03/20/26 8,433 (23,054)
U.S. Treasury 10-Year Ultra Note ............................................... 465 03/20/26 53,482 13,392
U.S. Treasury Long Bond ..................................................... 121 03/20/26 13,987 100,635
U.S. Treasury Ultra Bond ..................................................... 136 03/20/26 16,048 17,454
Long Gilt ................................................................ 5 03/27/26 616 (1,872)
U.S. Treasury 5-Year Note .................................................... 36 03/31/26 3,935 (842)
3-mo. SOFR ............................................................. 74 03/20/29 17,851 9,907
113,536
$ 230,360
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 2,381,000 USD 3,185,817 Wells Fargo Bank NA 01/05/26 $ 23,651
USD 12,692,618 BRL 69,867,784 Morgan Stanley & Co. International plc 03/18/26 154,833
USD 6,991,660 JPY 1,074,813,000 Wells Fargo Bank NA 03/18/26 87,130
265,614
JPY 43,382,217 USD 278,984 State Street Bank and Trust Co. 01/05/26 (2,029)
USD 93,989 CAD 130,789 State Street Bank and Trust Co. 01/05/26 (1,301)
USD 108,479 EUR 93,297 JPMorgan Chase Bank NA 01/05/26 (1,164)
USD 307,716 GBP 232,232 State Street Bank and Trust Co. 01/05/26 (5,322)
USD 2,923,856 GBP 2,190,000 Wells Fargo Bank NA 01/05/26 (28,153)
BRL 9,225,000 USD 1,675,923 Goldman Sachs International 03/18/26 (20,495)
JPY 685,575,505 USD 4,428,000 JPMorgan Chase Bank NA 03/18/26 (23,907)
MXN 65,637,247 USD 3,622,000 Natwest Markets plc 03/18/26 (2,710)
USD 6,653 AUD 10,000 BNP Paribas SA 03/18/26 (21)
USD 66,401 AUD 100,000 Toronto Dominion Bank 03/18/26 (339)
USD 2,978,053 GBP 2,225,000 HSBC Bank plc 03/18/26 (20,584)
USD 2,373,000 PEN 8,015,045 Deutsche Bank AG 03/18/26 (5,155)
(111,180)
$ 154,434

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.00% At Termination Citibank NA 06/08/26 3 .00 % USD 38,850 $ 40,533
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.60% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 02/17/26 3 .60 % USD 3,998 $ (8,969)
1-Year Interest Rate Swap
(a)
. 2.50% At Termination 1-day SOFR At Termination Citibank NA 06/08/26 2 .50 USD 38,850 (12,745)
10-Year Interest Rate Swap
(a)
3.20% Annual 1-day SOFR Annual Deutsche Bank AG 12/16/26 3 .20 USD 3,007 (17,900)
(39,614)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
JPMorgan Chase
Bank NA 02/17/26 4 .00 USD 3,998 (9,409)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.58% Annual Bank of America NA 02/20/26 3 .58 USD 14,182 (2,827)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
JPMorgan Chase
Bank NA 04/23/26 4 .00 USD 14,465 (100,756)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.50% At Termination Citibank NA 06/08/26 3 .50 USD 38,850 (25,029)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.60% Annual Deutsche Bank AG 12/16/26 4 .60 USD 3,007 (22,224)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual Citibank NA 09/20/27 4 .30 USD 85,095 (230,404)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Deutsche Bank AG 12/08/27 4 .00 USD 16,360 (76,552)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual Deutsche Bank AG 12/16/27 4 .50 USD 47,430 (126,728)
(593,929)
$ (633,543)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day EFFR At Termination 3.82% At Termination N/A 01/28/26 USD 271,813 $ 62,070 $ — $ 62,070
3.68% At Termination 1-day EFFR At Termination N/A 01/28/26 USD 132,373 (5,889) — (5,889)
3.68% At Termination 1-day EFFR At Termination N/A 01/28/26 USD 271,840 (11,171) — (11,171)
3.79% At Termination 1-day EFFR At Termination N/A 01/28/26 USD 271,813 (51,558) — (51,558)
1-day EFFR At Termination 3.59% At Termination 01/28/26
(a)
03/18/26 USD 136,559 (967) — (967)
1-day EFFR At Termination 3.59% At Termination 01/28/26
(a)
03/18/26 USD 284,566 (1,246) — (1,246)
1-day EFFR At Termination 3.62% At Termination 01/28/26
(a)
03/18/26 USD 142,672 4,288 — 4,288
1-day SOFR At Termination 3.80% At Termination N/A 05/16/26 USD 34,558 (86,516) — (86,516)
1-day SOFR At Termination 3.90% At Termination N/A 05/16/26 USD 26,520 (39,733) — (39,733)
3.79% At Termination 1-day SOFR At Termination N/A 05/16/26 USD 34,558 88,705 — 88,705
3.81% At Termination 1-day SOFR At Termination N/A 05/16/26 USD 26,520 62,660 7,063 55,597
1.02% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 5,346,957 (9,135) — (9,135)
1.00% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 2,358,501 (909) — (909)
1.03% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 5,771,689 (12,790) — (12,790)
0.69% At Termination 1-day TONAR At Termination 04/21/26
(a)
04/21/27 JPY 2,289,736 52,538 — 52,538
0.68% At Termination 1-day TONAR At Termination 04/21/26
(a)
04/21/27 JPY 2,263,277 52,217 — 52,217

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Inflation Protected Bond Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.70% At Termination 1-day TONAR At Termination 05/11/26
(a)
05/11/27 JPY 1,807,365 $ 43,217 $ — $ 43,217
1-day TONAR At Termination 1.01% At Termination 09/11/26
(a)
09/11/27 JPY 1,349,275 (20,822) — (20,822)
1-day SOFR At Termination 3.23% At Termination 12/09/26
(a)
12/09/27 USD 19,770 8,681 633 8,048
3.95% Annual 1-day SONIA Annual N/A 12/03/35 GBP 4,166 17,341 1,889 15,452
$ 150,981 $ 9,585 $ 141,396
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UK Retail Price Index All
Items Monthly At Termination 3.20% At Termination 07/15/27 GBP 8,855 $ 45,540 $ (854) $ 46,394
UK Retail Price Index All
Items Monthly At Termination 3.23% At Termination 07/15/27 GBP 8,855 51,617 158 51,459
UK Retail Price Index All
Items Monthly At Termination 3.28% At Termination 07/15/27 GBP 5,145 37,330 — 37,330
UK Retail Price Index All
Items Monthly At Termination 3.30% At Termination 07/15/27 GBP 5,248 40,849 — 40,849
UK Retail Price Index All
Items Monthly At Termination 3.32% At Termination 07/15/27 GBP 10,281 83,414 — 83,414
UK Retail Price Index All
Items Monthly At Termination 3.43% At Termination 07/15/27 GBP 5,042 55,895 41 55,854
UK Retail Price Index All
Items Monthly At Termination 3.26% At Termination 08/15/27 GBP 8,586 78,766 — 78,766
2.85% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 10/15/27 USD 21,800 (174,173) — (174,173)
2.85% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 10/15/27 USD 34,000 (274,188) — (274,188)
2.75% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 01/15/28 USD 29,200 (169,803) — (169,803)
2.87% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 01/15/28 USD 39,000 (366,052) — (366,052)
3.34% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 8,855 (121,235) 505 (121,740)
3.36% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 8,855 (129,615) 1,998 (131,613)
3.41% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 5,145 (88,583) — (88,583)
3.42% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 5,248 (93,948) — (93,948)
3.43% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 10,281 (186,851) — (186,851)
3.49% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 5,042 (108,744) (686) (108,058)
3.37% At Termination
UK Retail Price Index All
Items Monthly At Termination 08/15/29 GBP 8,586 (146,865) — (146,865)
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 5,429 (8,707) — (8,707)
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 2,674 (4,416) — (4,416)

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.32% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 4,060 $ (68,030) $ 1,483 $ (69,513)
3.35% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 4,065 (75,420) (389) (75,031)
3.39% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 2,245 (48,420) — (48,420)
3.40% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 2,290 (50,889) — (50,889)
3.41% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 4,486 (100,420) — (100,420)
3.46% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 2,200 (56,543) (508) (56,035)
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 07/17/30 USD 11,515 (131,116) — (131,116)
3.35% At Termination
UK Retail Price Index All
Items Monthly At Termination 08/15/30 GBP 3,747 (78,938) — (78,938)
2.63% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/09/30 USD 10,950 (108,229) — (108,229)
3.15% At Termination
UK Retail Price Index All
Items Monthly At Termination 10/15/30 GBP 8,020 (93,161) (16,983) (76,178)
1.85% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 11/15/30 EUR 8,135 (28,061) — (28,061)
3.17% At Termination
UK Retail Price Index All
Items Monthly At Termination 11/15/30 GBP 8,350 (56,031) 1,930 (57,961)
3.18% At Termination
UK Retail Price Index All
Items Monthly At Termination 11/15/30 GBP 8,016 (56,102) (6,520) (49,582)
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 1.58% At Termination 11/15/30 EUR 8,135 67,076 — 67,076
2.06% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 03/15/35 EUR 2,175 (34,608) 7,551 (42,159)
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 2.02% At Termination 03/15/35 EUR 2,175 72,391 (9,676) 82,067
UK Retail Price Index All
Items Monthly At Termination 3.20% At Termination 07/15/35 GBP 4,060 102,645 (1,050) 103,695
UK Retail Price Index All
Items Monthly At Termination 3.21% At Termination 07/15/35 GBP 4,065 109,019 (1,932) 110,951
UK Retail Price Index All
Items Monthly At Termination 3.24% At Termination 07/15/35 GBP 2,245 69,207 — 69,207
UK Retail Price Index All
Items Monthly At Termination 3.24% At Termination 07/15/35 GBP 2,290 70,018 — 70,018
UK Retail Price Index All
Items Monthly At Termination 3.24% At Termination 07/15/35 GBP 4,486 136,581 — 136,581
UK Retail Price Index All
Items Monthly At Termination 3.27% At Termination 07/15/35 GBP 2,200 75,690 1,219 74,471
UK Retail Price Index All
Items Monthly At Termination 3.20% At Termination 08/15/35 GBP 3,747 104,319 — 104,319
UK Retail Price Index All
Items Monthly At Termination 3.09% At Termination 10/15/35 GBP 8,020 124,062 30,702 93,360
1.96% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 11/15/35 EUR 4,110 (21,151) — (21,151)
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 1.87% At Termination 11/15/35 EUR 4,110 39,865 — 39,865
UK Retail Price Index All
Items Monthly At Termination 3.08% At Termination 11/15/35 GBP 8,016 75,878 5,157 70,721

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Inflation Protected Bond Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UK Retail Price Index All
Items Monthly At Termination 3.08% At Termination 11/15/35 GBP 8,350 $ 80,000 $ (2,994) $ 82,994
$ (1,360,137) $ 9,152 $ (1,369,289)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 3 .64%
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .79
1-day SONIA ......................................... Sterling Overnight Index Average 3 .73
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .73
Balances Reported in the Consolidated Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 60,329 $ (41,592) $ 1,881,523 $ (3,109,416) $ —
Options Written ................................................... N/A N/A 52,325 (21,476) (633,543)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 288,211 $ — $ 288,211
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 265,614 — — 265,614
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — — 40,533 — 40,533
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 382,132 1,499,391 1,881,523
$ — $ — $ — $ 265,614 $ 710,876 $ 1,499,391 $ 2,475,881
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 57,851 $ — $ 57,851
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 111,180 — — 111,180
Options written
(b)
Options written at value ..................... — — — — 633,543 — 633,543
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 240,736 2,868,680 3,109,416
$ — $ — $ — $ 111,180 $ 932,130 $ 2,868,680 $ 3,911,990

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended December 31, 2025, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (513,577) $ — $ (3,372,914) $ — $ (3,886,491)
Forward foreign currency exchange contracts .... — — — (2,920,947) — — (2,920,947)
Options purchased
(a)
..................... — — 206,662 (884,987) (3,289,796) — (3,968,121)
Options written ........................ — — 35,070 925,794 1,485,894 — 2,446,758
Swaps .............................. — 5,594,927 (11,962) — 824,003 (4,361,461) 2,045,507
$ — $ 5,594,927 $ (283,807) $ (2,880,140) $ (4,352,813) $ (4,361,461) $ (6,283,294)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (674,236) $ — $ (674,236)
Forward foreign currency exchange contracts .... — — — (623,776) — — (623,776)
Options purchased
(b)
..................... — — — — 1,282,657 73,851 1,356,508
Options written ........................ — — — — (174,901) — (174,901)
Swaps .............................. — (373,161) — — 1,505,716 (1,306,340) (173,785)
$ — $ (373,161) $ — $ (623,776) $ 1,939,236 $ (1,232,489) $ (290,190)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 337,716,269
Average notional value of contracts — short ................................................................................. 245,083,520
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 45,937,362
Average amounts sold — in USD ........................................................................................ 16,810,591
Options
Average value of option contracts purchased ................................................................................ 288,685
Average value of option contracts written ................................................................................... 91,242
Average notional value of swaption contracts purchased ......................................................................... 198,083,250
Average notional value of swaption contracts written ........................................................................... 300,454,650
Credit default swaps
Average notional value — sell protection ................................................................................... 29,722,581
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 375,689,191
Average notional value — receives fixed rate ................................................................................ 1,157,740,036
Inflation swaps
Average notional value — pays fixed rate ................................................................................... 184,819,020
Average notional value — receives fixed rate ................................................................................ 69,609,778

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Inflation Protected Bond Portfolio

Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 191,307 $ 63,692
Forward f oreign currency exchange contracts ................................................................. 265,614 111,180
Options
(a) (b)
........................................................................................ 40,533 633,543
Swaps — centrally cleared .............................................................................. 298,532 —
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities ...................................
$ 795,986 $ 808,415
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(489,839) (63,692)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 306,147 $ 744,723
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statements of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Citibank NA ..................................... $ 40,533 $ (40,533) $ — $ — $ —
Morgan Stanley & Co. International plc .................. 154,833 — — — 154,833
Wells Fargo Bank NA .............................. 110,781 (28,153) — — 82,628
$ 306,147 $ (68,686) $ — $ — $ 237,461
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(d)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(e)
Bank of America NA ............................... $ 2,827 $ — $ — $ — $ 2,827
BNP Paribas SA ................................. 21 — — — 21
Citibank NA ..................................... 268,178 (40,533) (227,645) — —
Deutsche Bank AG ................................ 248,559 — — — 248,559
Goldman Sachs International ......................... 20,495 — — — 20,495
HSBC Bank plc .................................. 20,584 — — — 20,584
JPMorgan Chase Bank NA .......................... 144,205 — — — 144,205
Natwest Markets plc ............................... 2,710 — — — 2,710
State Street Bank and Trust Co. ....................... 8,652 — — — 8,652
Toronto Dominion Bank ............................. 339 — — — 339
Wells Fargo Bank NA .............................. 28,153 (28,153) — — —
$ 744,723 $ (68,686) $ (227,645) $ — $ 448,392
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
See notes to consolidated financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 56,574,705 $ — $ 56,574,705
Common Stocks
China ............................................... 352 3,967 — 4,319
Corporate Bonds ........................................ — 26,071,202 — 26,071,202
Foreign Government Obligations .............................. — 33,171,570 — 33,171,570
Non-Agency Mortgage-Backed Securities ........................ — 52,987,327 — 52,987,327
U.S. Government Sponsored Agency Securities .................... — 138,961,514 — 138,961,514
U.S. Treasury Obligations ................................... — 1,681,190,375 — 1,681,190,375
Short-Term Securities
Money Market Funds ...................................... 5,862,041 — — 5,862,041
Options Purchased
Interest rate contracts ...................................... — 40,533 — 40,533
Liabilities
Investments
TBA Sale Commitments .................................... — (15,231,570) — (15,231,570)
Investment Sold Short
U.S. Treasury Obligations ................................... — (2,308,125) — (2,308,125)
$ 5,862,393 $ 1,971,461,498 $ — $ 1,977,323,891
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 265,614 $ — $ 265,614
Interest rate contracts ....................................... 288,211 382,132 — 670,343
Other contracts ........................................... — 1,499,391 — 1,499,391
Liabilities
Foreign currency exchange contracts ............................ — (111,180) — (111,180)
Interest rate contracts ....................................... (57,851) (874,279) — (932,130)
Other contracts ........................................... — (2,868,680) — (2,868,680)
$ 230,360 $ (1,707,002) $ — $ (1,476,642)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $117,254,125 are categorized as Level 2 within the fair value hierarchy.

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Australia — 0.2%
(a)(b)
Household Capital RMBS, Series 2025-
1, Class A, (3-mo. ASX Australia
Bank Bill Short Term Rates Mid
at 0.00% Floor + 1.90%), 5.39%,
07/21/87 ................. AUD 5,383 $ 3,586,313
Latitude Australia Credit Card Master
Trust
Series 2025-1, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.15%), 4.71%, 11/23/37 ..... 16,998 11,376,965
Series 2025-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.40%), 4.96%, 11/23/37 ..... 6,791 4,545,253
Liberty, Series 2024-1A, Class A, (1-mo.
ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.20%),
4.75%, 05/25/32 ............ 1,604 1,073,717
Metro Finance Trust
Series 2025-1, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.17%), 4.72%, 10/15/31 .... 15,633 10,467,420
Series 2025-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.55%), 5.10%, 10/15/31 .... 1,640 1,101,152
Series 2025-1, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.90%), 5.45%, 10/15/31 .... 500 336,541
Panorama Auto Trust
Series 2025-1, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
0.97%), 4.52%, 03/15/33 .... 9,322 6,225,164
Series 2025-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.35%), 4.90%, 03/15/33 .... 8,483 5,675,736
Series 2025-1, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.55%), 5.10%, 03/15/33 .... 1,724 1,153,468
Series 2025-1, Class E, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
3.40%), 6.95%, 03/15/33 .... 500 338,076
Series 2025-3, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
0.87%), 4.42%, 09/15/33 .... 11,553 7,704,355
Series 2025-3, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.15%), 4.70%, 09/15/33 .... 4,803 3,199,160
Series 2025-3, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.35%), 4.90%, 09/15/33 .... 3,242 2,159,438
Series 2025-4, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
0.93%), 4.57%, 04/20/34 .... 24,819 16,548,550
Security
Par (000)
Par (000) Value
Australia (continued)
Series 2025-4, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.35%), 4.99%, 04/20/34 .... AUD 5,716 $ 3,825,042
Series 2025-4, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.50%), 5.14%, 04/20/34 .... 3,646 2,436,469
RAF ABS
Series 2025-1, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
0.95%), 4.50%, 12/09/31 .... 11,357 7,582,241
Series 2025-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.25%), 4.80%, 12/09/31 .... 1,250 834,972
Series 2025-1, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.45%), 5.00%, 12/09/31 .... 700 467,579
90,637,611
Bermuda — 0.1%
(a)(c)
AREIT LLC, Series 2023-CRE8, Class
A, (1-mo. CME Term SOFR at 2.11%
Floor + 2.11%), 5.85%, 08/17/41 . USD 2,411 2,407,369
OHA Credit Funding 11 Ltd., Series
2022-11A, Class ER, (3-mo. CME
Term SOFR at 5.40% Floor +
5.40%), 9.28%, 07/19/37 ....... 250 250,930
OHA Credit Funding 13 Ltd., Series
2022-13A, Class ER, (3-mo. CME
Term SOFR at 5.40% Floor +
5.40%), 9.28%, 07/20/37 ....... 7,675 7,705,348
Rad CLO 25 Ltd., Series 2024-25A,
Class A1, (3-mo. CME Term SOFR
at 1.46% Floor + 1.46%), 5.34%,
07/20/37 ................. 3,000 3,009,939
RR 24 Ltd.
Series 2022-24A, Class A1A2, (3-
mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.21%, 01/15/37 2,000 2,007,522
Series 2022-24A, Class SUB,
0.00%, 01/15/2123 ........ 9,750 5,393,018
RR 27 Ltd., Series 2023-27A, Class
A1AR, (3-mo. CME Term SOFR
at 1.23% Floor + 1.23%), 5.13%,
10/15/40 ................. 7,750 7,765,006
RR 33 Ltd., Series 2024-33A, Class
A1B, (3-mo. CME Term SOFR
at 1.58% Floor + 1.58%), 5.48%,
10/15/39 ................. 2,000 2,004,476
Symphony CLO 36 Ltd.
Series 2025-52A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.41%), 5.31%, 01/16/31 ... 6 6,136
Series 2025-52A, Class B, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.76%), 5.66%, 01/16/31 ... 750 750,073
Series 2025-52A, Class BR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.55%), 0.00%, 01/20/36 ... 1,500 1,500,000
Symphony CLO 39 Ltd., Series 2023-
39A, Class AR, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
5.19%, 01/25/38 ............ 1,500 1,506,070

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Bermuda (continued)
Symphony CLO 40 Ltd.
Series 2023-40A, Class AR, (3-mo.
CME Term SOFR at 1.31% Floor
+ 1.31%), 5.22%, 01/05/38 ... USD 2,100 $ 2,107,806
Series 2023-40A, Class D1R, (3-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.56%, 01/05/38 ... 1,840 1,844,440
Trinitas CLO XXIII Ltd., Series 2023-
23A, Class A1R, (3-mo. CME Term
SOFR at 1.31% Floor + 1.31%),
5.19%, 10/20/38 ............ 3,750 3,758,780
Trinitas CLO XXIV Ltd., Series 2024-
24A, Class E, (3-mo. CME Term
SOFR at 7.34% Floor + 7.34%),
11.20%, 04/25/37 ........... 5,000 5,075,309
Trinitas CLO XXV Ltd., Series 2023-
25A, Class CR, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%),
0.00%, 01/23/39 ............ 2,000 2,000,000
49,092,222
Cayman Islands — 6.2%
720 East CLO VII Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR
at 1.06% Floor + 1.06%), 4.94%,
04/20/37
(a) (c)
............... 9,750 9,736,011
AB BSL CLO 3 Ltd., Series 2021-3A,
Class A1R, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 5.13%,
04/20/38
(a) (c)
............... 3,000 3,007,204
ABPCI DIRECT LENDING FUND CLO
V Ltd., Series 2019-5A, Class A1RR,
(3-mo. CME Term SOFR at 2.20%
Floor + 2.20%), 6.08%, 01/20/36
(a) (c)
6,250 6,262,489
ACAS CLO Ltd., Series 2015-1A, Class
CRR, (3-mo. CME Term SOFR
at 0.00% Floor + 2.46%), 6.35%,
10/18/28
(a) (c)
............... 2,532 2,536,906
AGL CLO 11 Ltd.
(a)(c)
Series 2021-11A, Class A1R, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 5.23%, 10/15/38 ... 1,510 1,513,966
Series 2021-11A, Class D1R, (3-mo.
CME Term SOFR at 2.85% Floor
+ 2.85%), 6.81%, 10/15/38 ... 750 721,977
AGL CLO 19 Ltd., Series 2022-19A,
Class D2R, (3-mo. CME Term SOFR
at 4.40% Floor + 4.40%), 8.27%,
07/21/38
(a) (c)
............... 1,000 999,672
AGL CLO 37 Ltd., Series 2024-37A,
Class A1, (3-mo. CME Term SOFR
at 1.24% Floor + 1.24%), 5.10%,
04/22/38
(a) (c)
............... 4,000 4,008,065
AGL CLO 40 Ltd., Series 2025-40A,
Class A1, (3-mo. CME Term SOFR
at 1.24% Floor + 1.24%), 5.10%,
07/22/38
(a) (c)
............... 3,750 3,757,502
AGL CLO 42 Ltd., Series 2025-42A,
Class A1, (3-mo. CME Term SOFR
at 1.30% Floor + 1.30%), 5.57%,
07/22/38
(a) (c)
............... 2,520 2,527,899
AGL CLO 43 Ltd., Series 2025-43A,
Class A1, (3-mo. CME Term SOFR
at 1.26% Floor + 1.26%), 5.24%,
09/10/38
(a) (c)
............... 9,750 9,774,888
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
AGL CLO 44 Ltd., Series 2025-44A,
Class C, (3-mo. CME Term SOFR
at 1.80% Floor + 1.80%), 5.75%,
10/22/37
(a) (c)
............... USD 6,250 $ 6,267,169
AGL CLO 5 Ltd., Series 2020-5A, Class
D2R3, (3-mo. CME Term SOFR
at 3.95% Floor + 3.95%), 7.71%,
01/20/39
(a) (c)
............... 350 349,965
AGL CLO 6 Ltd., Series 2020-6A, Class
A1R2, (3-mo. CME Term SOFR
at 1.28% Floor + 1.28%), 5.16%,
04/20/38
(a) (c)
............... 2,900 2,908,700
AGL Core CLO 36 Ltd.
(a)(c)
Series 2024-36A, Class A, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 5.14%, 01/23/38 ... 2,500 2,507,371
Series 2024-36A, Class X, (3-mo.
CME Term SOFR at 0.95% Floor
+ 0.95%), 4.81%, 01/23/38 ... 1,155 1,154,967
AIMCO CLO
(a)(c)
Series 2018-AA, Class AR, (3-mo.
CME Term SOFR at 1.31% Floor
+ 1.31%), 5.19%, 10/17/37 ... 7,255 7,282,025
Series 2018-BA, Class ER, (3-mo.
CME Term SOFR at 6.30% Floor
+ 6.30%), 10.19%, 04/16/37 .. 1,000 1,007,379
AIMCO CLO 10 Ltd., Series 2019-10A,
Class SUB, 0.00%, 07/22/32
(a) (c)
.. 2,250 1,022,760
AIMCO CLO 11 Ltd., Series 2020-11A,
Class A1R2, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%),
5.22%, 07/17/37
(a) (c)
.......... 5,750 5,773,742
AIMCO CLO 14 Ltd.
(a)(c)
Series 2021-14A, Class A1R, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.22%), 5.14%, 10/20/38 ... 7,750 7,755,854
Series 2021-14A, Class D2R, (3-mo.
CME Term SOFR at 3.75% Floor
+ 3.70%), 7.62%, 10/20/38 ... 2,000 2,000,213
Series 2021-14A, Class SUB,
0.00%, 10/20/38 .......... 20,000 13,211,200
AIMCO CLO 23 Ltd., Series 2025-23A,
Class A, (3-mo. CME Term SOFR
at 1.13% Floor + 1.13%), 5.01%,
04/20/38
(a) (c)
............... 459 458,404
Allegro CLO XII Ltd., Series 2020-1A,
Class A1R, (3-mo. CME Term SOFR
at 1.44% Floor + 1.44%), 5.31%,
07/21/37
(a) (c)
............... 3,200 3,210,912
ALM VII Ltd., Series 2012-7A, Class
SUB, 0.00%, 10/15/2116
(a) (c) (d) (e) (f)
. 12,160 1
AMMC CLO 25 Ltd., Series 2022-25A,
Class A1R2, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%),
5.20%, 10/15/38
(a) (c)
.......... 23,570 23,630,257
AMMC CLO 27 Ltd., Series 2022-27A,
Class A1R, (3-mo. CME Term SOFR
at 1.08% Floor + 1.08%), 4.96%,
01/20/37
(a) (c)
............... 3,750 3,744,714
Anchorage Capital CLO 11 Ltd., Series
2019-11A, Class DR2, (3-mo.
CME Term SOFR at 3.75% Floor +
3.75%), 7.61%, 07/22/37
(a) (c)
.... 2,500 2,500,984

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Anchorage Capital CLO 15 Ltd., Series
2020-15A, Class A1R2, (3-mo.
CME Term SOFR at 1.41% Floor +
1.41%), 5.62%, 07/20/38
(a) (c)
.... USD 7,250 $ 7,278,668
Anchorage Capital CLO 17 Ltd., Series
2021-17A, Class A1R, (3-mo.
CME Term SOFR at 1.23% Floor +
1.23%), 5.13%, 02/15/38
(a) (c)
.... 7,000 7,011,815
Anchorage Capital CLO 18 Ltd.,
Series 2021-18A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor +
1.41%), 5.32%, 04/15/34
(a) (c)
.... 5,100 5,102,285
Anchorage Capital CLO 19 Ltd., Series
2021-19A, Class A1R, (3-mo.
CME Term SOFR at 1.35% Floor +
1.35%), 5.25%, 10/15/38
(a) (c)
.... 9,750 9,778,870
Anchorage Capital CLO 29 Ltd.,
Series 2024-29A, Class E, (3-mo.
CME Term SOFR at 6.84% Floor +
6.84%), 10.72%, 07/20/37
(a) (c)
.... 1,250 1,269,275
Anchorage Capital CLO 31 Ltd.
(a)(c)
Series 2025-31A, Class A1, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 5.16%, 10/20/38 ... 39,750 39,859,889
Series 2025-31A, Class D1, (3-mo.
CME Term SOFR at 2.85% Floor
+ 2.85%), 6.71%, 10/20/38 ... 2,000 2,000,772
Anchorage Capital CLO 7 Ltd.
(a)(c)
Series 2015-7A, Class AR3, (3-mo.
CME Term SOFR at 1.56% Floor
+ 1.56%), 5.42%, 04/28/37 ... 22,000 22,080,784
Series 2015-7A, Class DR3, (3-mo.
CME Term SOFR at 3.80% Floor
+ 3.80%), 7.66%, 04/28/37 ... 8,860 8,881,174
Anchorage Capital CLO 9 Ltd., Series
2016-9X, Class SUB, 0.00%,
01/15/29
(a) (b)
............... 7,500 1,687,875
Anchorage Credit Funding 10 Ltd.,
Series 2020-10A, Class AV, 3.62%,
04/25/38
(c)
................ 22,130 21,809,954
Anchorage Credit Funding 12 Ltd.,
Series 2020-12A, Class A1, 3.18%,
10/25/38
(c)
................ 20,000 19,584,632
Anchorage Credit Funding 13 Ltd.,
Series 2021-13A, Class A1, 2.88%,
07/27/39
(c)
................ 25,970 25,150,727
Anchorage Credit Funding 14 Ltd.
(c)
Series 2021-14A, Class A, 3.00%,
01/21/40 ............... 20,750 20,044,649
Series 2021-14A, Class SUB,
0.00%, 01/21/40
(a)
......... 10,000 6,772,000
Anchorage Credit Funding 19 Ltd.,
Series 2025-19A, Class A, 5.04%,
10/25/40
(c)
................ 9,750 9,573,221
Anchorage Credit Funding 3 Ltd.
(c)
Series 2016-3A, Class A1R, 2.87%,
01/28/39 ............... 22,000 21,413,172
Series 2016-3A, Class A2R, (3-mo.
CME Term SOFR at 2.10% Floor
+ 2.36%), 6.22%, 01/28/39
(a)
.. 4,045 4,054,772
Series 2016-3A, Class SUBR,
0.00%, 01/28/39
(a)
......... 7,500 5,025,000
Anchorage Credit Funding 4 Ltd.,
Series 2016-4A, Class AR, 2.72%,
04/27/39
(c)
................ 14,250 13,556,850
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Anchorage Credit Funding 8 Ltd.,
Series 2019-8A, Class A, 4.43%,
07/25/37
(c)
................ USD 7,769 $ 7,717,839
Anchorage Credit Funding 9 Ltd.,
Series 2019-9A, Class AV, 3.79%,
10/25/37
(c)
................ 4,701 4,656,773
Antares CLO Ltd.
(a)(c)
Series 2018-1A, Class A1R, (3-mo.
CME Term SOFR at 1.37% Floor
+ 1.37%), 5.25%, 04/20/38 ... 4,970 4,956,428
Series 2018-3A, Class A2R, (3-mo.
CME Term SOFR at 1.80% Floor
+ 1.80%), 5.68%, 07/20/36 ... 3,600 3,605,987
Series 2019-2A, Class A1R, (3-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 5.81%, 01/23/36 ... 16,470 16,501,924
Apidos CLO LIII, Series 2025-53A,
Class A1, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.20%,
07/20/38
(a) (c)
............... 9,750 9,785,342
Apidos CLO LIV
(a)(c)
Series 2025-54A, Class A1, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 5.47%, 10/20/38 ... 3,540 3,551,132
Series 2025-54A, Class D1, (3-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.82%, 10/20/38 ... 3,000 3,012,152
Series 2025-54A, Class D2, (3-mo.
CME Term SOFR at 3.90% Floor
+ 3.90%), 8.07%, 10/20/38 ... 750 754,191
Apidos CLO LV, Series 2025-55A,
Class A1, (3-mo. CME Term SOFR
at 1.21% Floor + 1.21%), 4.93%,
01/20/39
(a) (c) (f)
.............. 1,030 1,030,000
Apidos CLO XXXI
(a)(c)
Series 2019-31A, Class BR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.81%), 5.72%, 04/15/31 ... 250 250,113
Series 2019-31A, Class CR, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 6.07%, 04/15/31 ... 1,140 1,143,213
Apidos CLO XXXIX Ltd.
(a)(c)
Series 2022-39A, Class A1R, (3-mo.
CME Term SOFR at 1.23% Floor
+ 1.23%), 5.40%, 10/21/38 ... 4,670 4,678,982
Series 2022-39A, Class D1R, (3-mo.
CME Term SOFR at 2.60% Floor
+ 2.60%), 6.77%, 10/21/38 ... 2,500 2,410,589
Apidos CLO XXXVII, Series 2021-37A,
Class E, (3-mo. CME Term SOFR
at 6.30% Floor + 6.56%), 10.42%,
10/22/34
(a) (c)
............... 850 852,412
Apidos Loan Fund Ltd., Series 2024-1A,
Class A1R, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 5.38%,
10/25/38
(a) (c)
............... 240 240,597
Arbor Realty Collateralized Loan
Obligation Ltd., Series 2025-BTR1,
Class A, (1-mo. CME Term SOFR
at 1.93% Floor + 1.93%), 5.66%,
01/20/41
(a) (c)
............... 2,471 2,478,286
AREIT Ltd.
(a)(c)
Series 2024-CRE9, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 5.44%, 05/17/41 ... 12,053 12,052,402

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.12%, 12/17/29 ... USD 3,710 $ 3,705,977
Ares Loan Funding I Ltd.
(a)(c)
Series 2021-ALFA, Class E, (3-mo.
CME Term SOFR at 6.70% Floor
+ 6.96%), 10.87%, 10/15/34 .. 10,850 10,854,360
Series 2021-ALFA, Class SUB,
0.00%, 10/15/34 .......... 14,000 4,715,480
Ares Loan Funding IX Ltd., Series
2025-ALF9A, Class E, (3-mo.
CME Term SOFR at 5.00% Floor +
5.00%), 8.90%, 03/31/38
(a) (c)
.... 3,250 3,255,144
Ares LXIII CLO Ltd., Series 2022-63A,
Class A1R, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 5.59%,
10/15/38
(a) (c)
............... 2,750 2,759,582
Ares LXXIV CLO Ltd., Series 2024-74A,
Class C, (3-mo. CME Term SOFR
at 1.90% Floor + 1.90%), 5.80%,
10/15/36
(a) (c)
............... 2,000 2,008,010
Ares LXXVII CLO Ltd., Series 2025-
77A, Class A1, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%),
5.21%, 07/15/38
(a) (c)
.......... 2,000 2,007,164
Ares XLI CLO Ltd., Series 2016-41A,
Class AR2, (3-mo. CME Term SOFR
at 1.07% Floor + 1.33%), 5.24%,
04/15/34
(a) (c)
............... 3,000 3,005,035
Ares XLIII CLO Ltd., Series 2017-43A,
Class ER2, (3-mo. CME Term SOFR
at 6.00% Floor + 6.00%), 9.90%,
01/15/38
(a) (c)
............... 1,000 1,016,839
Arini US CLO II Ltd.
(a)(c)
Series 2A, Class A, (3-mo. CME
Term SOFR at 1.40% Floor +
1.40%), 5.69%, 03/31/38 .... 4,750 4,768,314
Series 2A, Class E, (3-mo. CME
Term SOFR at 5.65% Floor +
5.65%), 9.94%, 03/31/38 .... 3,000 3,036,259
Arini US CLO III Ltd., Series 3A, Class
A, (3-mo. CME Term SOFR at 1.27%
Floor + 1.27%), 5.19%, 01/15/39
(a) (c)
3,080 3,082,926
Atrium XV
(a)(c)
Series 15A, Class D1R, (3-mo. CME
Term SOFR at 3.30% Floor +
3.30%), 7.19%, 07/16/37 .... 1,450 1,445,482
Series 15A, Class ER, (3-mo. CME
Term SOFR at 6.50% Floor +
6.50%), 10.39%, 07/16/37 .... 3,219 3,073,346
Bain Capital Credit CLO Ltd.
(a)(c)
Series 2018-2A, Class BR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.55%), 5.43%, 07/19/31 ... 2,500 2,500,886
Series 2021-7A, Class A1R, (3-mo.
CME Term SOFR at 0.98% Floor
+ 0.98%), 4.84%, 01/22/35 ... 4,200 4,194,504
Series 2024-6A, Class A1, (3-mo.
CME Term SOFR at 1.33% Floor
+ 1.33%), 5.20%, 01/21/38 ... 1,330 1,334,956
Series 2025-4A, Class A1, (3-mo.
CME Term SOFR at 1.24% Floor
+ 1.24%), 5.10%, 01/17/39 ... 4,820 4,828,605
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Ballyrock CLO 14 Ltd.
(a)(c)
Series 2020-14A, Class A1AR, (3-
mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.26%, 07/20/37 USD 10,036 $ 10,071,254
Series 2020-14A, Class BR, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.00%), 5.88%, 07/20/37 ... 250 251,171
Ballyrock CLO 29 Ltd.
(a)(c)
Series 2025-29A, Class A1A, (3-mo.
CME Term SOFR at 1.32% Floor
+ 1.32%), 5.18%, 07/25/38 ... 500 501,680
Series 2025-29A, Class D, (3-mo.
CME Term SOFR at 5.15% Floor
+ 5.15%), 9.01%, 07/25/38 ... 2,700 2,670,541
Ballyrock CLO 32 Ltd., (3-mo. CME
Term SOFR + 1.21%), 4.88%,
01/25/39
(a) (c)
............... 3,000 2,995,871
Ballyrock CLO Ltd.
(a)(c)
Series 2019-2A, Class A1R3, (3-mo.
CME Term SOFR at 1.24% Floor
+ 1.24%), 5.13%, 10/25/38 ... 19,600 19,635,280
Series 2019-2A, Class BR3, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 5.74%, 10/25/38 ... 2,750 2,759,177
Series 2020-2A, Class DR, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.41%), 10.30%, 10/20/31 .. 1,340 1,340,245
Barings CLO Ltd., Series 2015-IA,
Class BR, (3-mo. CME Term SOFR
at 1.40% Floor + 1.66%), 5.55%,
01/20/31
(a) (c)
............... 248 248,260
Battalion CLO VIII Ltd., Series 2015-8A,
Class BR3, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 5.13%,
07/18/30
(a) (c)
............... 2,000 2,000,105
Battalion CLO X Ltd., Series 2016-10A,
Class A1R3, (3-mo. CME Term
SOFR at 1.14% Floor + 1.14%),
4.87%, 01/24/35
(a) (c)
.......... 4,750 4,749,422
BBAM US CLO I Ltd., Series 2022-1A,
Class AR, (3-mo. CME Term SOFR
at 1.20% Floor + 1.20%), 5.10%,
03/30/38
(a) (c)
............... 4,555 4,554,507
BBAM US CLO VI Ltd., Series 2025-6A,
Class A1, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 5.06%,
01/27/39
(a) (c)
............... 4,750 4,758,767
Benefit Street Partners CLO 42 Ltd.,
Series 2025-42A, Class A, (3-mo.
CME Term SOFR at 1.30% Floor +
1.30%), 5.37%, 10/25/38
(a) (c)
.... 6,750 6,767,077
Benefit Street Partners CLO 43 Ltd.,
Series 2025-43A, Class A, (3-mo.
CME Term SOFR at 1.27% Floor +
1.27%), 5.19%, 10/20/38
(a) (c)
.... 2,000 2,004,297
Benefit Street Partners CLO 44 Ltd.,
Series 2025-44A, Class A1, (3-mo.
CME Term SOFR at 1.22% Floor +
1.22%), 4.94%, 01/15/39
(a) (c)
.... 2,000 2,002,757
Benefit Street Partners CLO IV Ltd.
(a)(c)
Series 2014-IVA, Class AR5, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 5.20%, 10/20/38 ... 24,550 24,591,551
Series 2014-IVA, Class DTR5, (3-
mo. CME Term SOFR at 2.65%
Floor + 2.65%), 6.60%, 10/20/38 1,000 967,115

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Benefit Street Partners CLO V-B Ltd.,
Series 2018-5BA, Class A1R, (3-mo.
CME Term SOFR at 1.53% Floor +
1.53%), 5.41%, 07/20/37
(a) (c)
.... USD 8,550 $ 8,578,586
Benefit Street Partners CLO X Ltd.,
Series 2016-10A, Class A1R3,
(3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.18%, 07/20/38
(a) (c)
9,334 9,361,110
Benefit Street Partners CLO XVI Ltd.,
Series 2018-16A, Class A1R2,
(3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.20%, 01/17/38
(a) (c)
6,000 6,020,700
Benefit Street Partners CLO XVIII Ltd.,
Series 2019-18A, Class AR2, (3-mo.
CME Term SOFR at 1.24% Floor +
1.24%), 5.14%, 10/15/38
(a) (c)
.... 19,600 19,631,272
Benefit Street Partners CLO XX Ltd.
(a)(c)
Series 2020-20A, Class ARR, (3-mo.
CME Term SOFR at 1.29% Floor
+ 1.29%), 5.19%, 07/15/37 ... 4,750 4,761,428
Series 2020-20A, Class D1RR, (3-
mo. CME Term SOFR at 2.70%
Floor + 2.70%), 6.60%, 10/15/38 750 750,575
Benefit Street Partners CLO XXIII Ltd.,
Series 2021-23A, Class ER, (3-mo.
CME Term SOFR at 5.25% Floor +
5.25%), 9.11%, 04/25/34
(a) (c)
.... 2,300 2,288,603
Benefit Street Partners CLO XXXVIII
Ltd., Series 2024-38A, Class A,
(3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.17%, 01/25/38
(a) (c)
1,750 1,756,186
Bethpage Park CLO Ltd., Series
2021-1A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%),
5.30%, 01/15/35
(a) (c)
.......... 8,000 8,001,048
Birch Grove CLO 13 Ltd., Series 2025-
13A, Class A1, (3-mo. CME Term
SOFR at 1.31% Floor + 1.31%),
5.47%, 10/23/38
(a) (c)
.......... 7,750 7,767,772
Birch Grove CLO 2 Ltd., Series 2021-
2A, Class D1R, (3-mo. CME Term
SOFR at 3.15% Floor + 3.15%),
7.03%, 10/19/37
(a) (c)
.......... 1,000 1,005,944
Birch Grove CLO 3 Ltd., Series 2021-
3A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%),
5.14%, 01/19/38
(a) (c)
.......... 3,460 3,466,485
Birch Grove CLO 4 Ltd., Series 2022-
4A, Class A1R, (3-mo. CME Term
SOFR at 1.48% Floor + 1.48%),
5.38%, 07/15/37
(a) (c)
.......... 2,000 2,007,178
BlueMountain CLO Ltd.
(a)(c)
Series 2013-2A, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.86%), 5.72%, 10/22/30 ... 1,896 1,895,855
Series 2015-3A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.26%), 5.15%, 04/20/31 ... 533 533,778
Series 2016-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 5.05%, 11/15/30 ... 993 993,431
Series 2016-3A, Class A2R2, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.55%, 11/15/30 ... 7,400 7,410,683
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-1A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 5.80%, 07/30/30 ... USD 273 $ 272,975
Series 2018-2A, Class A, (3-mo.
CME Term SOFR at 1.11% Floor
+ 1.37%), 5.22%, 08/15/31 ... 262 262,118
Series 2018-2A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 5.81%, 08/15/31 ... 2,750 2,753,611
Series 2018-3A, Class A2R, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 5.46%, 10/25/30 ... 9,000 9,012,968
BlueMountain CLO XXII Ltd., Series
2018-22A, Class A1, (3-mo. CME
Term SOFR at 1.08% Floor +
1.34%), 5.25%, 07/15/31
(a) (c)
.... 371 371,089
BlueMountain CLO XXIX Ltd., Series
2020-29A, Class D1R, (3-mo.
CME Term SOFR at 3.15% Floor +
3.41%), 7.27%, 07/25/34
(a) (c)
.... 250 250,314
BlueMountain CLO XXVI Ltd., Series
2019-26A, Class D1R, (3-mo.
CME Term SOFR at 3.50% Floor +
3.76%), 7.65%, 10/20/34
(a) (c)
.... 1,330 1,330,174
BlueMountain CLO XXX Ltd.
(a)(c)
Series 2020-30A, Class AR2, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.15%), 5.05%, 04/15/35 ... 3,500 3,500,045
Series 2020-30A, Class ER, (3-mo.
CME Term SOFR at 6.70% Floor
+ 6.70%), 10.60%, 04/15/35 .. 250 244,749
BlueMountain Fuji US CLO II Ltd.,
Series 2017-2A, Class A1AR, (3-mo.
CME Term SOFR at 0.00% Floor +
1.26%), 5.15%, 10/20/30
(a) (c)
.... 385 385,467
Bridge Street CLO VI Ltd., Series 2025-
2A, Class A1, (3-mo. CME Term
SOFR at 1.28% Floor + 1.28%),
5.13%, 01/15/39
(a) (c)
.......... 8,750 8,772,092
Bryant Park CLO Ltd., Series 2025-27A,
Class A1, (3-mo. CME Term SOFR
at 1.33% Floor + 1.33%), 5.53%,
07/20/38
(a) (c)
............... 7,250 7,273,441
Bryant Park Funding Ltd.
(a)(c)
Series 2023-19A, Class A1R, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 5.10%, 04/15/38 ... 2,000 1,999,935
Series 2023-19A, Class D2R, (3-mo.
CME Term SOFR at 3.95% Floor
+ 3.95%), 7.85%, 04/15/38 ... 1,500 1,487,122
Series 2023-21A, Class AR, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 5.18%, 10/18/38 .... 7,750 7,767,125
Series 2024-25A, Class A1, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.22%, 01/18/38 ... 5,000 5,018,010
Series 2025-28A, Class A, (3-mo.
CME Term SOFR at 1.24% Floor
+ 1.24%), 5.00%, 01/22/39 ... 3,000 3,004,595
BSPDF Issuer LLC, Series 2025-FL2,
Class A, (1-mo. CME Term SOFR
at 1.52% Floor + 1.52%), 5.27%,
12/15/42
(a) (c)
............... 2,996 2,993,878
BXMT Ltd., Series 2025-FL5, Class A,
(1-mo. CME Term SOFR at 1.64%
Floor + 1.64%), 5.37%, 10/18/42
(a) (c)
16,906 16,817,602

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Canyon Capital CLO Ltd., Series 2019-
2A, Class AR2, (3-mo. CME Term
SOFR at 1.01% Floor + 1.01%),
4.91%, 10/15/34
(a) (c)
.......... USD 16,000 $ 15,976,370
Canyon Capital CLO R Ltd., Series
2012-1RA, Class C, (3-mo. CME
Term SOFR at 0.00% Floor +
2.26%), 6.17%, 07/15/30
(a) (c)
.... 1,500 1,503,571
Canyon CLO Ltd.
(a)(c)
Series 2018-1A, Class A, (3-mo.
CME Term SOFR at 1.07% Floor
+ 1.33%), 5.24%, 07/15/31 ... 1,170 1,170,066
Series 2020-3A, Class A1R, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.30%, 10/15/37 ... 5,820 5,842,194
Series 2021-4A, Class AR, (3-mo.
CME Term SOFR at 1.10% Floor
+ 1.10%), 5.00%, 10/15/34 ... 3,500 3,497,739
Carlyle US CLO Ltd.
(a)(c)
Series 2019-4A, Class A11R, (3-mo.
CME Term SOFR at 1.32% Floor
+ 1.32%), 5.22%, 04/15/35 ... 7,250 7,254,995
Series 2022-2A, Class A1R, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.24%, 01/20/38 ... 1,500 1,505,511
Series 2022-3A, Class AR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.55%), 5.43%, 04/20/37 ... 2,000 2,003,602
CarVal CLO I Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR
at 0.00% Floor + 3.15%), 7.05%,
07/16/31
(a) (c)
............... 1,705 1,705,677
CarVal CLO IV Ltd.
(a)(c)
Series 2021-1A, Class A1R, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 5.18%, 03/31/38 ... 7,250 7,268,685
Series 2021-1A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.53%, 03/31/38 ... 3,150 3,158,416
CarVal CLO VC Ltd.
(a)(c)
Series 2021-2A, Class D, (3-mo.
CME Term SOFR at 3.25% Floor
+ 3.51%), 7.42%, 10/15/34 ... 500 500,028
Series 2021-2A, Class E, (3-mo.
CME Term SOFR at 6.75% Floor
+ 7.01%), 10.92%, 10/15/34 .. 250 247,006
CBAM Ltd.
(a)(c)
Series 2018-5A, Class A1R, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.45%, 10/17/38 ... 3,525 3,533,900
Series 2018-7A, Class B1, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 5.75%, 07/20/31 ... 1,000 1,000,235
CBAMR Ltd., Series 2019-9A, Class
AR, (3-mo. CME Term SOFR at
1.63% Floor + 1.63%), 5.53%,
07/15/37
(a) (c)
............... 1,000 1,003,055
Cedar Funding V CLO Ltd.
(a)(c)
Series 2016-5A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.24%, 07/17/31 ... 2,467 2,467,388
Series 2016-5A, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.01%), 5.89%, 07/17/31 ... 750 750,714
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2016-5A, Class CR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.36%), 6.24%, 07/17/31 ... USD 2,000 $ 2,005,716
Cedar Funding VII CLO Ltd., Series
2018-7A, Class SUB, 0.00%,
01/20/31
(a) (c)
............... 1,750 271,425
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R2, (3-mo.
CME Term SOFR at 1.30% Floor +
1.30%), 5.09%, 05/29/32
(a) (c)
.... 1,000 999,329
Cedar Funding XIV CLO Ltd.
(a)(c)
Series 2021-14A, Class D1R, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.10%), 7.00%, 10/15/37 ... 8,750 8,738,295
Series 2021-14A, Class ER, (3-mo.
CME Term SOFR at 7.39% Floor
+ 7.39%), 11.29%, 10/15/37 .. 4,900 4,869,227
Cedar Funding XIX CLO Ltd., Series
2024-19A, Class A1, (3-mo. CME
Term SOFR at 1.33% Floor +
1.33%), 5.19%, 01/23/38
(a) (c)
.... 30,350 30,410,730
CIFC Funding 2018-II Ltd.
(a)(c)
Series 2018-2A, Class A1R, (3-mo.
CME Term SOFR at 1.37% Floor
+ 1.37%), 5.25%, 10/20/37 ... 2,513 2,522,404
Series 2018-2A, Class BR, (3-mo.
CME Term SOFR at 1.75% Floor
+ 1.75%), 5.63%, 10/20/37 ... 500 502,626
CIFC Funding 2021-IV Ltd.
(a)(c)
Series 2021-4A, Class AR, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.22%, 07/23/37 ... 2,776 2,785,831
Series 2021-4A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.51%, 07/23/37 ... 500 502,198
CIFC Funding Ltd.
(a)(c)
Series 2014-1A, Class A1R2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.25%, 01/18/31 ... 153 152,846
Series 2014-2RA, Class AR, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.23%, 10/24/37 ... 3,500 3,510,504
Series 2017-5A, Class AR, (3-mo.
CME Term SOFR at 1.41% Floor
+ 1.41%), 5.29%, 07/17/37 ... 18,250 18,316,758
Series 2018-3A, Class A1R, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 5.35%, 10/18/38 ... 7,750 7,770,591
Series 2019-2A, Class A1RR, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 5.39%, 10/17/38 ... 6,000 6,014,692
Series 2019-4A, Class A1R2, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 5.20%, 07/15/38 ... 5,000 5,016,000
Series 2019-4A, Class BR2, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 5.75%, 07/15/38 ... 3,000 3,009,989
Series 2019-5A, Class CR2, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 5.94%, 10/15/38 ... 2,000 2,006,727
Series 2019-7A, Class A1R, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 5.37%, 10/19/38 ... 24,350 24,418,180
Series 2022-1A, Class A, (3-mo.
CME Term SOFR at 1.32% Floor
+ 1.32%), 5.20%, 04/17/35 ... 3,705 3,707,669

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2024-3A, Class A1, (3-mo.
CME Term SOFR at 1.48% Floor
+ 1.48%), 5.35%, 07/21/37 ... USD 5,500 $ 5,520,168
Series 2025-4A, Class A1, (3-mo.
CME Term SOFR at 1.29% Floor
+ 1.29%), 5.40%, 10/24/38 ... 8,000 8,022,414
CQS US CLO 5 Ltd., Series 2025-5A,
Class B, (3-mo. CME Term SOFR
at 1.65% Floor + 1.65%), 5.46%,
01/17/39
(a) (c)
............... 240 240,474
CQS US CLO Ltd., Series 2025-4A,
Class A1, (3-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 5.72%,
07/20/36
(a) (c)
............... 9,750 9,784,554
Creeksource Dunes Creek CLO Ltd.
(a)(c)
Series 2024-1A, Class A1, (3-mo.
CME Term SOFR at 1.41% Floor
+ 1.41%), 5.31%, 01/15/38 ... 8,000 8,030,157
Series 2024-1A, Class B, (3-mo.
CME Term SOFR at 1.75% Floor
+ 1.75%), 5.65%, 01/15/38 ... 2,000 2,003,819
Crown City CLO III, Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 5.32%,
07/20/34
(a) (c)
............... 250 250,101
Crown Point CLO 11 Ltd., Series 2021-
11A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%),
5.14%, 02/28/38
(a) (c)
.......... 3,250 3,256,156
Crown Point CLO 9 Ltd., Series 2020-
9A, Class DR, (3-mo. CME Term
SOFR at 3.75% Floor + 4.01%),
7.92%, 07/14/34
(a) (c)
.......... 1,000 1,000,170
Crown Point CLO IV Ltd., Series
2018-4A, Class C, (3-mo. CME Term
SOFR + 2.16%), 6.05%, 04/20/31
(a) (c)
1,350 1,353,246
Diameter Capital CLO 10 Ltd., Series
2025-10A, Class A, (3-mo. CME
Term SOFR at 1.31% Floor +
1.31%), 5.19%, 04/20/38
(a) (c)
.... 10,983 11,016,868
Diameter Capital CLO 12 Ltd., Series
2025-12A, Class A, (3-mo. CME
Term SOFR at 1.24% Floor +
1.24%), 5.16%, 10/20/38
(a) (c)
.... 12,750 12,772,516
Diameter Capital CLO 2 Ltd.
(a)(c)
Series 2021-2A, Class A1R, (3-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.29%, 10/15/37 ... 14,750 14,805,473
Series 2021-2A, Class DR, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.15%), 10.05%, 10/15/37 .. 3,000 3,070,074
Diameter Capital CLO 4 Ltd., Series
2022-4A, Class A1R, (3-mo. CME
Term SOFR at 1.83% Floor +
1.83%), 5.73%, 01/15/37
(a) (c)
.... 6,750 6,761,665
Dryden 41 Senior Loan Fund, Series
2015-41A, Class AR, (3-mo. CME
Term SOFR at 0.97% Floor +
1.23%), 5.14%, 04/15/31
(a) (c)
.... 413 413,312
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor +
1.86%), 5.75%, 07/18/30
(a) (c)
.... 1,000 1,003,109
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Dryden 55 CLO Ltd., Series 2018-55A,
Class A1, (3-mo. CME Term SOFR
at 0.00% Floor + 1.28%), 5.19%,
04/15/31
(a) (c)
............... USD 685 $ 685,142
Dryden 65 CLO Ltd., Series 2018-65A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 5.75%,
07/18/30
(a) (c)
............... 700 702,455
Dryden 87 CLO Ltd., Series 2021-87A,
Class A1R, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 5.20%,
08/20/38
(a) (c)
............... 3,100 3,110,820
Eaton Vance CLO Ltd., Series 2013-1A,
Class AR4, (3-mo. CME Term SOFR
at 1.34% Floor + 1.34%), 5.24%,
10/15/38
(a) (c)
............... 9,750 9,782,372
Elevation CLO Ltd., Series 2013-1A,
Class A1R3, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%),
5.62%, 07/25/38
(a) (c)
.......... 9,750 9,785,412
Elmwood CLO 16 Ltd., Series 2022-3A,
Class FR, (3-mo. CME Term SOFR
at 8.00% Floor + 8.00%), 11.88%,
04/20/37
(a) (c)
............... 2,090 1,919,363
Elmwood CLO 17 Ltd., Series 2022-4A,
Class D2R, (3-mo. CME Term SOFR
at 4.40% Floor + 4.40%), 8.28%,
07/17/37
(a) (c)
............... 3,000 2,998,238
Elmwood CLO 18 Ltd., Series 2022-5A,
Class SUB, 0.00%, 07/17/37
(a) (c)
.. 6,000 1,999,560
Elmwood CLO 19 Ltd., Series 2022-6A,
Class AR2, (3-mo. CME Term SOFR
at 1.24% Floor + 1.24%), 5.15%,
10/17/38
(a) (c)
............... 10,000 10,020,977
Elmwood CLO 20 Ltd., Series 2022-7A,
Class FR, (3-mo. CME Term SOFR
at 8.00% Floor + 8.00%), 11.88%,
01/17/37
(a) (c)
............... 3,500 3,340,534
Elmwood CLO 22 Ltd., Series 2023-1A,
Class AR, (3-mo. CME Term SOFR
at 1.20% Floor + 1.20%), 5.08%,
04/17/38
(a) (c)
............... 4,750 4,750,349
Elmwood CLO 24 Ltd., Series 2023-3A,
Class AR, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.20%,
01/17/38
(a) (c)
............... 13,083 13,134,272
Elmwood CLO 28 Ltd., Series 2024-4A,
Class F, (3-mo. CME Term SOFR
at 7.25% Floor + 7.25%), 11.13%,
04/17/37
(a) (c)
............... 2,000 1,920,243
Elmwood CLO 41 Ltd., Series 2025-4A,
Class E, (3-mo. CME Term SOFR
at 6.00% Floor + 6.00%), 10.29%,
07/17/38
(a) (c)
............... 2,000 2,043,581
Elmwood CLO I Ltd., Series 2019-1A,
Class SUB, 0.00%, 04/20/37
(a) (c)
.. 7,500 3,496,800
Elmwood CLO II Ltd., Series 2019-2A,
Class D1RR, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%),
6.93%, 10/20/37
(a) (c)
.......... 3,000 3,010,849
Elmwood CLO III Ltd.
(a)(c)
Series 2019-3A, Class ERR, (3-mo.
CME Term SOFR at 5.95% Floor
+ 5.95%), 9.83%, 07/18/37 ... 500 489,340

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2019-3A, Class FRR, (3-mo.
CME Term SOFR at 7.91% Floor
+ 7.91%), 11.79%, 07/18/37 .. USD 3,450 $ 3,218,130
Series 2019-3A, Class SUB, 0.00%,
07/18/37 ............... 5,540 2,136,335
Elmwood CLO VI Ltd., Series 2020-3A,
Class SUB, 0.00%, 10/20/34
(a) (c)
.. 2,500 812,750
Elmwood CLO VII Ltd., Series 2020-4A,
Class A1RR, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%),
5.24%, 10/17/37
(a) (c)
.......... 2,750 2,759,779
Elmwood CLO VIII Ltd.
(a)(c)
Series 2021-1A, Class FR, (3-mo.
CME Term SOFR at 8.00% Floor
+ 8.00%), 11.88%, 04/20/37 .. 10,250 9,400,162
Series 2021-1A, Class SUB, 0.00%,
01/20/34 ............... 10,500 2,845,605
Flatiron CLO 20 Ltd., Series 2020-1A,
Class A1R2, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%),
5.13%, 11/20/38
(a) (c)
.......... 2,522 2,527,051
Flatiron CLO 21 Ltd., Series 2021-1A,
Class SUB, 0.00%, 07/19/34
(a) (c)
.. 5,000 2,290,050
Flatiron CLO 25 Ltd.
(a)(c)
Series 2024-2A, Class A, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.23%, 10/17/37 ... 1,150 1,153,997
Series 2024-2A, Class C, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 5.73%, 10/17/37 ... 310 311,045
Flatiron CLO 28 Ltd., Series 2024-1A,
Class ER, (3-mo. CME Term SOFR
at 4.60% Floor + 4.60%), 8.50%,
07/15/36
(a) (c)
............... 2,000 1,999,897
Galaxy XXII CLO Ltd., Series 2016-
22A, Class ARRR, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%),
5.13%, 04/16/34
(a) (c)
.......... 9,750 9,752,255
GoldenTree Loan Management US
CLO 11 Ltd., Series 2021-11A,
Class ER, (3-mo. CME Term SOFR
at 4.90% Floor + 4.90%), 8.78%,
10/20/34
(a) (c)
............... 4,015 3,987,645
GoldenTree Loan Management US
CLO 25 Ltd., Series 2025-25A,
Class A, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.20%,
04/20/37
(a) (c)
............... 5,750 5,769,485
GoldenTree Loan Management US
CLO 6 Ltd., Series 2019-6A, Class
DR2, (3-mo. CME Term SOFR
at 2.45% Floor + 2.45%), 6.33%,
04/20/35
(a) (c)
............... 2,500 2,498,277
Golub Capital Partners 48 LP, Series
2020-48A, Class A1R, (3-mo.
CME Term SOFR at 1.31% Floor +
1.31%), 5.19%, 04/17/38
(a) (c)
.... 6,530 6,551,518
Golub Capital Partners CLO 17 Ltd.,
Series 2013-17A, Class A1RR,
(3-mo. CME Term SOFR at 1.47%
Floor + 1.47%), 5.33%, 02/09/39
(a) (c)
8,650 8,657,481
Golub Capital Partners CLO 19B-R3
Ltd., Series 2017-19RA, Class
A1R3, (3-mo. CME Term SOFR
at 1.15% Floor + 1.15%), 5.04%,
10/20/36
(a) (c)
............... 9,750 9,749,386
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Golub Capital Partners CLO 43B Ltd.,
Series 2019-43A, Class A1R, (3-mo.
CME Term SOFR at 1.34% Floor +
1.34%), 5.22%, 10/20/37
(a) (c)
.... USD 4,000 $ 4,015,388
Golub Capital Partners CLO 44M Ltd.,
Series 2019-44A, Class A1R, (3-mo.
CME Term SOFR at 1.57% Floor +
1.57%), 5.44%, 10/21/38
(a) (c)
.... 28,488 28,489,097
Golub Capital Partners CLO 49M Ltd.,
Series 2020-49A, Class A1R2,
(3-mo. CME Term SOFR at 1.52%
Floor + 1.52%), 5.84%, 07/20/38
(a) (c)
5,000 4,998,157
Golub Capital Partners CLO 53B Ltd.,
Series 2021-53A, Class AR, (3-mo.
CME Term SOFR at 0.98% Floor +
0.98%), 4.86%, 07/20/34
(a) (c)
.... 19,750 19,732,450
Golub Capital Partners CLO 77 B Ltd.,
Series 2024-77A, Class A1, (3-mo.
CME Term SOFR at 1.25% Floor +
1.25%), 5.11%, 01/25/38
(a) (c)
.... 5,250 5,260,212
Golub Capital Partners CLO 81 B Ltd.,
Series 2025-81A, Class A1, (3-mo.
CME Term SOFR at 1.31% Floor +
1.31%), 5.64%, 07/20/38
(a) (c)
.... 3,750 3,762,330
Golub Capital Partners CLO Ltd., Series
2017-19RA, Class C1R3, (3-mo.
CME Term SOFR at 1.80% Floor +
1.80%), 5.69%, 10/20/36
(a) (c)
.... 2,220 2,226,409
Golub Capital Private Credit Fund CLO
2, Series 2025-1A, Class A1, (3-mo.
CME Term SOFR at 1.47% Floor +
1.47%), 5.35%, 10/18/39
(a) (c)
.... 27,215 27,217,860
Great Lakes CLO VII Ltd., Series
2024-7A, Class A, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%),
5.88%, 04/20/37
(a) (c)
.......... 16,000 15,994,758
Greystone CRE Notes LLC, Series
2025-FL4, Class A, (1-mo. CME
Term SOFR at 1.48% Floor +
1.48%), 5.23%, 01/15/43
(a) (c)
.... 4,308 4,320,659
GT Loan Financing I Ltd., Series 2013-
1A, Class AR2, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%),
5.08%, 04/28/39
(a) (c)
.......... 20,580 20,595,344
HalseyPoint CLO 6 Ltd., Series 2022-
6A, Class A1R, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%),
5.23%, 01/20/38
(a) (c)
.......... 2,800 2,809,498
HalseyPoint CLO II Ltd., Series 2020-
2A, Class BR, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%),
5.83%, 07/20/37
(a) (c)
.......... 3,250 3,259,503
ICG US CLO Ltd., Series 2022-1A,
Class AR, (3-mo. CME Term SOFR
at 1.29% Floor + 1.29%), 5.21%,
10/20/38
(a) (c)
............... 9,480 9,503,502
IVY Hill Middle Market Credit Fund XII
Ltd., Series 12A, Class A1R2, (3-mo.
CME Term SOFR at 1.40% Floor +
1.40%), 5.28%, 04/20/37
(a) (c)
.... 15,500 15,500,000
Kennedy Lewis CLO 19 Ltd., Series
2025-19A, Class A, (3-mo. CME
Term SOFR at 1.25% Floor +
1.25%), 5.11%, 04/22/36
(a) (c)
.... 1,000 1,001,123

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Kennedy Lewis CLO 20 Ltd., Series
2024-20A, Class A, (3-mo. CME
Term SOFR at 1.30% Floor +
1.30%), 5.16%, 01/25/38
(a) (c)
.... USD 3,000 $ 3,010,269
Kennedy Lewis CLO 22 Ltd., Series
2025-22A, Class A, (3-mo. CME
Term SOFR at 1.33% Floor +
1.33%), 5.43%, 07/20/38
(a) (c)
.... 31,500 31,607,550
Kennedy Lewis CLO 7 Ltd., Series 7A,
Class A1R, (3-mo. CME Term SOFR
at 1.62% Floor + 1.62%), 5.48%,
04/22/37
(a) (c)
............... 1,972 1,979,156
KKR CLO 34 Ltd., Series 34A, Class
AR, (3-mo. CME Term SOFR at
1.10% Floor + 1.10%), 5.00%,
07/15/34
(a) (c)
............... 4,750 4,746,434
KKR CLO 35 Ltd., Series 35A, Class
AR, (3-mo. CME Term SOFR at
1.20% Floor + 1.20%), 5.08%,
01/20/38
(a) (c)
............... 2,500 2,500,002
KKR CLO 42 Ltd., Series 42A, Class
BR, (3-mo. CME Term SOFR at
1.65% Floor + 1.65%), 5.53%,
07/20/34
(a) (c)
............... 1,500 1,501,506
KKR CLO 54 Ltd., Series 2024-54A,
Class A, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.22%,
01/15/38
(a) (c)
............... 6,984 7,009,219
LCM 26 Ltd., Series 26A, Class D,
(3-mo. CME Term SOFR at 2.50%
Floor + 2.76%), 6.65%, 01/20/31
(a) (c)
5,900 5,899,037
LCM 34 Ltd., Series 34A, Class BR,
(3-mo. CME Term SOFR at 1.70%
Floor + 1.70%), 5.58%, 10/20/34
(a) (c)
1,440 1,442,307
Lewey Park CLO Ltd., Series 2024-1A,
Class B2, 4.98%, 10/21/37
(c)
.... 2,750 2,679,459
LoanCore Issuer Ltd., Series 2022-
CRE7, Class A, (SOFR 30 day
Average at 1.55% Floor + 1.55%),
5.49%, 01/17/37
(a) (c)
.......... 533 532,737
Loanpal Solar Loan Ltd.
(c)
Series 2020-2GF, Class A, 2.75%,
07/20/47 ............... 2,925 2,492,044
Series 2021-1GS, Class A, 2.29%,
01/20/48 ............... 6,052 5,104,827
Madison Park Funding LVII Ltd., Series
2022-57A, Class A1R, (3-mo.
CME Term SOFR at 1.28% Floor +
1.28%), 5.14%, 07/27/34
(a) (c)
.... 8,230 8,230,025
Madison Park Funding LXIII Ltd.,
Series 2023-63A, Class A1R, (3-mo.
CME Term SOFR at 1.40% Floor +
1.40%), 5.27%, 07/21/38
(a) (c)
.... 7,750 7,779,707
Madison Park Funding XL-R Ltd.
(a)(c)
Series 2025-40RA, Class A, (3-mo.
CME Term SOFR at 1.29% Floor
+ 1.29%), 5.25%, 10/16/38 ... 25,817 25,883,694
Series 2025-40RA, Class D1, (3-mo.
CME Term SOFR at 2.95% Floor
+ 2.95%), 6.91%, 10/16/38 ... 3,750 3,741,297
Madison Park Funding XXIV Ltd.
(a)(c)
Series 2016-24A, Class BR2, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.55%), 5.43%, 10/20/29 ... 6,790 6,790,252
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2016-24A, Class CR2, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.05%), 5.93%, 10/20/29 ... USD 1,500 $ 1,503,854
Madison Park Funding XXVII Ltd.,
Series 2018-27A, Class A1R, (3-mo.
CME Term SOFR at 1.20% Floor +
1.20%), 5.08%, 04/20/38
(a) (c)
.... 1,900 1,899,672
Madison Park Funding XXXIV Ltd.,
Series 2019-34A, Class D1RR,
(3-mo. CME Term SOFR at 3.35%
Floor + 3.35%), 7.24%, 10/16/37
(a) (c)
1,500 1,502,941
Madison Park Funding XXXV Ltd.
(a)(c)
Series 2019-35A, Class CR, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 6.05%, 04/20/32 ... 3,750 3,759,394
Series 2019-35A, Class DR, (3-mo.
CME Term SOFR at 3.00% Floor
+ 3.26%), 7.15%, 04/20/32 ... 1,500 1,502,871
Madison Park Funding XXXVII Ltd.,
Series 2019-37A, Class AR2, (3-mo.
CME Term SOFR at 1.53% Floor +
1.53%), 5.43%, 04/15/37
(a) (c)
.... 1,500 1,505,286
Maranon Loan Funding Ltd., Series
2020-1A, Class A, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%),
6.12%, 01/15/34
(a) (c)
.......... 1,318 1,319,798
MidOcean Credit CLO XIX, Series
2025-19A, Class A1, (3-mo. CME
Term SOFR at 1.45% Floor +
1.45%), 5.33%, 07/20/36
(a) (c)
.... 5,000 5,012,424
MidOcean Credit CLO XVII Ltd.,
Series 2024-17A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor +
1.38%), 5.26%, 01/20/38
(a) (c)
.... 1,820 1,826,401
MidOcean Credit CLO XXI, Series
2025-21A, Class A1, (3-mo. CME
Term SOFR at 1.26% Floor +
1.26%), 5.12%, 10/20/38
(a) (c)
.... 7,360 7,372,761
Milos CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR at
1.07% Floor + 1.33%), 5.22%,
10/20/30
(a) (c)
............... 199 198,534
Neuberger Berman CLO XXI Ltd.,
Series 2016-21A, Class A1R3,
(3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.20%, 01/20/39
(a) (c)
9,750 9,787,928
Neuberger Berman Loan Advisers CLO
30 Ltd.
(a)(c)
Series 2018-30A, Class A1R2, (3-
mo. CME Term SOFR at 1.24%
Floor + 1.24%), 5.12%, 01/20/37 5,720 5,731,960
Series 2018-30A, Class D1R2, (3-
mo. CME Term SOFR at 2.80%
Floor + 2.80%), 6.68%, 01/20/39 750 753,230
Neuberger Berman Loan Advisers CLO
31 Ltd., Series 2019-31A, Class
AR2, (3-mo. CME Term SOFR
at 1.23% Floor + 1.23%), 5.11%,
01/20/39
(a) (c)
............... 5,000 5,009,780
Neuberger Berman Loan Advisers CLO
33 Ltd., Series 2019-33A, Class
AR2, (3-mo. CME Term SOFR
at 1.22% Floor + 1.22%), 5.11%,
04/16/39
(a) (c)
............... 8,300 8,315,141

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Neuberger Berman Loan Advisers CLO
36R Ltd.
(a)(c)
Series 2020-36RA, Class A, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 5.55%, 07/20/39 ... USD 22,750 $ 22,811,418
Series 2020-36RA, Class C, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 6.13%, 07/20/39 ... 6,700 6,722,246
Series 2020-36RA, Class D, (3-mo.
CME Term SOFR at 2.75% Floor
+ 2.75%), 7.03%, 07/20/39 ... 1,560 1,560,761
Neuberger Berman Loan Advisers CLO
46 Ltd., Series 2021-46A, Class BR,
(3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.38%, 01/20/37
(a) (c)
1,250 1,252,050
New Mountain CLO 2 Ltd., Series CLO-
2A, Class A1R, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%),
5.26%, 01/15/38
(a) (c)
.......... 11,000 11,040,282
New Mountain CLO 3 Ltd., Series CLO-
3A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
5.21%, 10/20/38
(a) (c)
.......... 3,000 3,008,335
New Mountain CLO 5 Ltd.
(a)(c)
Series CLO-5A, Class AR, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 5.13%, 07/20/36 ... 4,750 4,759,309
Series CLO-5A, Class D1R, (3-mo.
CME Term SOFR at 3.15% Floor
+ 3.15%), 7.03%, 07/20/36 ... 1,010 1,008,279
New Mountain CLO 8 Ltd., Series CLO-
8A, Class A1, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%),
5.13%, 10/20/38
(a) (c)
.......... 14,730 14,765,848
NYACK Park CLO Ltd., Series 2021-1A,
Class D1R, (3-mo. CME Term SOFR
at 2.70% Floor + 2.70%), 6.62%,
10/20/38
(a) (c)
............... 3,500 3,499,229
Oak Hill Credit Partners X-R Ltd.,
Series 2014-10RA, Class D2R2,
(3-mo. CME Term SOFR at 3.60%
Floor + 3.60%), 7.48%, 04/20/38
(a) (c)
1,500 1,498,745
Oaktree CLO Ltd.
(a)(c)
Series 2024-26A, Class D1, (3-mo.
CME Term SOFR at 3.45% Floor
+ 3.45%), 7.33%, 04/20/37 ... 3,000 3,012,200
Series 2024-27A, Class A2, (3-mo.
CME Term SOFR at 1.57% Floor
+ 1.57%), 5.43%, 10/22/37 ... 960 963,816
Series 2024-27A, Class D1, (3-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 6.86%, 10/22/37 ... 900 897,729
Series 2025-31A, Class A, (3-mo.
CME Term SOFR at 1.32% Floor
+ 1.32%), 5.60%, 07/15/38 ... 3,560 3,571,384
Ocean Trails CLO X, Series 2020-10A,
Class BR2, (3-mo. CME Term SOFR
at 1.70% Floor + 1.70%), 5.60%,
10/15/34
(a) (c)
............... 3,140 3,134,567
OCP CLO Ltd.
(a)(c)
Series 2014-5A, Class CR, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 7.02%, 04/26/31 ... 1,430 1,432,864
Series 2016-12A, Class E2R3, (3-
mo. CME Term SOFR at 7.34%
Floor + 7.34%), 11.22%, 10/18/37 2,250 2,152,692
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2016-12A, Class XR3, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 5.08%, 10/18/37 ... USD 800 $ 800,008
Series 2017-13A, Class AR2, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.21%, 11/26/37 ... 7,750 7,779,644
Series 2017-14A, Class D2R, (3-mo.
CME Term SOFR at 4.50% Floor
+ 4.50%), 8.38%, 07/20/37 ... 6,250 6,246,744
Series 2019-16A, Class AR, (3-mo.
CME Term SOFR at 1.26% Floor
+ 1.26%), 5.19%, 04/10/33 ... 378 378,300
Series 2019-16A, Class DR, (3-mo.
CME Term SOFR at 3.41% Floor
+ 3.41%), 7.34%, 04/10/33 ... 2,200 2,200,010
Series 2020-8RA, Class AR2, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.22%), 5.10%, 10/17/38 ... 1,000 1,001,599
Series 2020-18A, Class A1R2, (3-
mo. CME Term SOFR at 1.37%
Floor + 1.37%), 5.25%, 07/20/37 2,020 2,027,478
Series 2020-18A, Class D1R2, (3-
mo. CME Term SOFR at 3.10%
Floor + 3.10%), 6.98%, 07/20/37 2,750 2,742,328
Series 2020-18A, Class ER2, (3-mo.
CME Term SOFR at 6.25% Floor
+ 6.25%), 10.13%, 07/20/37 .. 3,650 3,690,438
Series 2020-19A, Class A1R2, (3-
mo. CME Term SOFR at 1.18%
Floor + 1.18%), 5.06%, 04/20/38 3,330 3,327,506
Series 2021-21A, Class AR, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.18%), 5.06%, 01/20/38 ... 3,000 2,998,800
Series 2021-22A, Class AR, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.23%, 10/20/37 ... 3,750 3,766,002
Series 2022-25A, Class PREF,
0.00%, ................ 12,500 7,217,375
Series 2025-46A, Class C, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.55%, 10/15/38 ... 1,460 1,461,234
Series 2025-46A, Class D1, (3-mo.
CME Term SOFR at 2.45% Floor
+ 2.45%), 6.30%, 10/15/38 ... 490 499,037
Octagon 63 Ltd., Series 2024-2A, Class
F, (3-mo. CME Term SOFR at 6.50%
Floor + 6.50%), 10.38%, 07/20/37
(a) (c)
5,670 5,103,809
Octagon Investment Partners XVI Ltd.,
Series 2013-1A, Class BR, (3-mo.
CME Term SOFR at 1.60% Floor +
1.86%), 5.74%, 07/17/30
(a) (c)
.... 9,485 9,499,199
OHA Credit Funding 10-R Ltd., Series
2021-10RA, Class A1, (3-mo.
CME Term SOFR at 1.26% Floor +
1.26%), 5.54%, 07/18/37
(a) (c)
.... 6,750 6,756,870
OHA Credit Funding 22 Ltd., Series
2025-22A, Class A1, (3-mo. CME
Term SOFR at 1.33% Floor +
1.33%), 5.61%, 07/20/38
(a) (c)
.... 3,000 3,011,295
OHA Credit Funding 5 Ltd., Series
2020-5A, Class ER, (3-mo. CME
Term SOFR at 5.40% Floor +
5.40%), 9.28%, 10/18/37
(a) (c)
.... 1,000 1,000,428

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
OHA Credit Funding 6 Ltd., Series
2020-6A, Class AR2, (3-mo. CME
Term SOFR at 1.33% Floor +
1.33%), 5.21%, 10/20/37
(a) (c)
.... USD 500 $ 502,025
OHA Credit Funding 7 Ltd., Series
2020-7A, Class A1R2, (3-mo.
CME Term SOFR at 1.28% Floor +
1.28%), 5.16%, 07/19/38
(a) (c)
.... 7,750 7,771,220
OHA Credit Funding 9 Ltd., Series
2021-9A, Class A1R, (3-mo. CME
Term SOFR at 1.35% Floor +
1.35%), 5.23%, 10/19/37
(a) (c)
.... 2,750 2,759,548
OHA Credit Partners XVII Ltd., Series
2024-17A, Class B2, 5.51%,
01/18/38
(c)
................ 6,000 5,904,741
OHA Loan Funding Ltd., Series 2013-
2A, Class AR2, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%),
5.35%, 10/20/38
(a) (c)
.......... 20,315 20,328,154
Orchard Park CLO Ltd., Series 2024-
1A, Class E, (3-mo. CME Term
SOFR at 5.60% Floor + 5.60%),
9.48%, 10/20/37
(a) (c)
.......... 1,000 1,009,111
Orion CLO Ltd., Series 2024-4A, Class
A, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.26%, 10/20/37
(a) (c)
1,010 1,013,764
OZLM Funding II Ltd., Series 2012-2A,
Class AR4, (3-mo. CME Term SOFR
at 1.20% Floor + 1.20%), 5.04%,
07/30/37
(a) (c)
............... 6,750 6,754,725
OZLM VI Ltd., Series 2014-6A, Class
SUB, 0.00%, 04/17/31
(a) (c) (d) (e)
.... 3,200 320
OZLM XIX Ltd., Series 2017-19A, Class
A1RR, (3-mo. CME Term SOFR
at 1.35% Floor + 1.35%), 5.25%,
01/15/35
(a) (c)
............... 9,750 9,754,468
OZLM XVIII Ltd., Series 2018-18A,
Class A, (3-mo. CME Term SOFR
at 1.02% Floor + 1.28%), 5.19%,
04/15/31
(a) (c)
............... 925 925,439
OZLM XXIV Ltd., Series 2019-24A,
Class A1AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.31%, 07/20/32
(a) (c)
.......... 1,471 1,470,727
Palmer Square CLO Ltd.
(a)(c)
Series 2019-1A, Class A1R2, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 5.10%, 08/14/38 ... 7,250 7,267,475
Series 2020-3A, Class ER2, (3-mo.
CME Term SOFR at 8.60% Floor
+ 8.60%), 12.45%, 11/15/36 .. 3,150 2,912,356
Series 2021-3A, Class A1R, (3-mo.
CME Term SOFR at 1.29% Floor
+ 1.29%), 5.19%, 10/15/38 ... 4,500 4,513,190
Series 2021-4A, Class A1R, (3-mo.
CME Term SOFR at 1.32% Floor
+ 1.32%), 5.22%, 07/15/38 ... 4,750 4,767,513
Series 2022-1A, Class A1R, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 5.21%, 10/20/38 ... 21,210 21,262,507
Series 2022-3A, Class D1R, (3-mo.
CME Term SOFR at 2.95% Floor
+ 2.95%), 6.83%, 07/20/37 ... 880 879,322
Series 2023-2A, Class DR, (3-mo.
CME Term SOFR at 3.40% Floor
+ 3.40%), 7.28%, 07/20/38 ... 1,700 1,721,258
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2025-1A, Class E, (3-mo.
CME Term SOFR at 4.50% Floor
+ 4.50%), 8.38%, 04/20/38 ... USD 1,000 $ 997,807
Series 2025-3A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.30%), 5.58%, 07/20/37 ... 12,750 12,789,681
Series 2025-4A, Class A, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 5.23%, 10/20/38 ... 3,750 3,759,806
Palmer Square Loan Funding Ltd.
(a)(c)
Series 2022-3A, Class A1BR, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.30%, 04/15/31 ... 6,000 5,999,822
Series 2022-3A, Class DR, (3-mo.
CME Term SOFR at 5.90% Floor
+ 5.90%), 9.80%, 04/15/31 ... 5,000 5,006,147
Series 2024-1A, Class D, (3-mo.
CME Term SOFR at 4.90% Floor
+ 4.90%), 8.80%, 10/15/32 ... 1,750 1,750,094
Series 2024-2A, Class A2, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.45%), 5.35%, 01/15/33 ... 9,750 9,736,008
Series 2024-2A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.60%, 01/15/33 ... 3,000 3,001,173
Series 2024-2A, Class D, (3-mo.
CME Term SOFR at 4.70% Floor
+ 4.70%), 8.60%, 01/15/33 ... 3,500 3,500,181
Series 2024-3A, Class A2, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.51%, 08/08/32 ... 2,000 2,004,910
Series 2024-3A, Class B, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 5.76%, 08/08/32 ... 1,000 1,002,291
Series 2024-3A, Class C, (3-mo.
CME Term SOFR at 2.95% Floor
+ 2.95%), 6.81%, 08/08/32 ... 2,000 2,002,249
Series 2025-1A, Class C, (3-mo.
CME Term SOFR at 2.25% Floor
+ 2.25%), 6.10%, 02/15/33 ... 2,000 2,000,000
Series 2025-1A, Class D, (3-mo.
CME Term SOFR at 4.10% Floor
+ 4.10%), 7.95%, 02/15/33 ... 4,000 3,985,577
Series 2025-2A, Class C, (3-mo.
CME Term SOFR at 2.50% Floor
+ 2.50%), 6.79%, 07/15/33 ... 5,125 5,154,484
Series 2025-2A, Class D, (3-mo.
CME Term SOFR at 4.50% Floor
+ 4.50%), 8.79%, 07/15/33 ... 3,750 3,742,614
Series 2025-3A, Class A1, (3-mo.
CME Term SOFR at 0.95% Floor
+ 0.95%), 4.66%, 01/15/34 ... 14,700 14,697,326
Series 2025-3A, Class C, (3-mo.
CME Term SOFR at 2.40% Floor
+ 2.40%), 6.11%, 01/15/34 ... 1,000 1,002,669
Series 2025-3A, Class D, (3-mo.
CME Term SOFR at 4.40% Floor
+ 4.40%), 8.11%, 01/15/34 ... 3,000 2,999,522
Park Blue CLO 2025-VII Ltd., Series
2025-7A, Class A1, (3-mo. CME
Term SOFR at 1.22% Floor +
1.22%), 5.08%, 04/25/38
(a) (c)
.... 8,750 8,763,488
Park Blue CLO Ltd.
(a)(c)
Series 2022-2A, Class A1R, (3-mo.
CME Term SOFR at 1.42% Floor
+ 1.42%), 5.30%, 07/20/37 ... 9,750 9,785,949

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2023-3A, Class A1R, (3-mo.
CME Term SOFR at 1.48% Floor
+ 1.48%), 5.36%, 04/20/37 ... USD 3,000 $ 3,011,112
Series 2023-3A, Class ER, (3-mo.
CME Term SOFR at 6.92% Floor
+ 6.92%), 10.80%, 04/20/38 .. 5,750 5,616,141
Series 2025-9A, Class A1, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.43%, 10/20/38 ... 4,750 4,763,820
Series 2025-10A, Class A1, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 4.95%, 01/20/39 ... 9,750 9,750,000
PFS Financing Corp., 5.54%,
10/16/28
(c) (f)
................ 25,000 25,140,000
Pikes Peak CLO 10, Series 2022-10A,
Class A1R, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.22%,
01/22/38
(a) (c)
............... 3,000 3,010,809
Pikes Peak CLO 6, Series 2020-6A,
Class ERR, (3-mo. CME Term SOFR
at 4.60% Floor + 4.60%), 8.47%,
05/18/34
(a) (c)
............... 250 245,268
Point Au Roche Park CLO Ltd., Series
2021-1A, Class A, (3-mo. CME Term
SOFR at 1.08% Floor + 1.34%),
5.23%, 07/20/34
(a) (c)
.......... 1,000 1,000,928
Post CLO Ltd.
(a)(c)
Series 2023-1A, Class A1R, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 5.16%, 10/20/38 ... 3,090 3,098,484
Series 2024-1A, Class A1, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 5.48%, 04/20/37 ... 13,620 13,667,983
Post CLO VI Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR
at 1.42% Floor + 1.42%), 5.30%,
01/20/38
(a) (c)
............... 13,800 13,856,260
Race Point X CLO Ltd., Series 2016-
10A, Class A1R, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%),
5.22%, 07/25/31
(a) (c)
.......... 52 51,773
Rad CLO 10 Ltd., Series 2021-10A,
Class A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 5.29%,
04/23/34
(a) (c)
............... 5,000 5,002,778
Rad CLO 18 Ltd., Series 2023-18A,
Class A1R, (3-mo. CME Term SOFR
at 1.40% Floor + 1.40%), 5.30%,
07/15/37
(a) (c)
............... 4,750 4,762,906
Rad CLO 26 Ltd., Series 2024-26A,
Class D2, (3-mo. CME Term SOFR
at 4.25% Floor + 4.25%), 8.13%,
10/20/37
(a) (c)
............... 1,000 998,737
Rad CLO 27 Ltd., Series 2024-27A,
Class A1, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.22%,
01/15/38
(a) (c)
............... 20,750 20,826,132
Rad CLO 6 Ltd., Series 2019-6A, Class
A1R, (3-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.27%,
10/20/37
(a) (c)
............... 9,000 9,033,739
Rad CLO 9 Ltd., Series 2020-9A, Class
A1R, (3-mo. CME Term SOFR
at 1.34% Floor + 1.34%), 5.24%,
01/15/38
(a) (c)
............... 7,250 7,278,268
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Reese Park CLO Ltd., Series 2020-1A,
Class ARR, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.22%,
01/15/38
(a) (c)
............... USD 1,500 $ 1,505,852
Regatta 30 Funding Ltd., Series 2024-
4A, Class A1, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%),
5.18%, 01/25/38
(a) (c)
.......... 9,600 9,630,425
Regatta 32 Funding Ltd., Series 2025-
4A, Class A1, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%),
5.44%, 07/25/38
(a) (c)
.......... 7,000 7,026,645
Regatta 35 Funding Ltd., Series 2025-
5A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%),
5.57%, 10/15/38
(a) (c)
.......... 12,500 12,536,011
Regatta VI Funding Ltd.
(a)(c)
Series 2016-1A, Class A1R3, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 5.21%, 10/20/38 ... 13,077 13,109,782
Series 2016-1A, Class D1R3, (3-mo.
CME Term SOFR at 2.75% Floor
+ 2.75%), 6.71%, 10/20/38 ... 3,000 3,009,327
Regatta XI Funding Ltd., Series 2018-
1A, Class AR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%),
5.28%, 07/17/37
(a) (c)
.......... 39,040 39,167,114
Regatta XIX Funding Ltd., Series 2022-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%),
5.12%, 10/20/38
(a) (c)
.......... 3,563 3,570,428
Regatta XVI Funding Ltd., Series 2019-
2A, Class CR, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%),
5.80%, 01/15/33
(a) (c)
.......... 3,300 3,307,562
Regatta XVIII Funding Ltd., Series
2021-1A, Class A1R, (3-mo. CME
Term SOFR at 1.16% Floor +
1.16%), 5.06%, 04/15/38
(a) (c)
.... 309 309,106
Regatta XXIV Funding Ltd., Series
2021-5A, Class AR, (3-mo. CME
Term SOFR at 1.32% Floor +
1.32%), 5.20%, 01/20/38
(a) (c)
.... 17,000 17,054,318
Regatta XXV Funding Ltd.
(a)(c)
Series 2023-1A, Class A1R, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.24%, 07/15/38 ... 5,000 5,019,343
Series 2023-1A, Class D2R, (3-mo.
CME Term SOFR at 4.25% Floor
+ 4.25%), 8.15%, 07/15/38 ... 1,500 1,488,953
Riserva CLO Ltd., Series 2016-3A,
Class AR3, (3-mo. CME Term SOFR
at 1.05% Floor + 1.05%), 4.93%,
01/18/34
(a) (c)
............... 4,970 4,970,492
Riverbank Park CLO Ltd., Series
2024-1A, Class E, (3-mo. CME Term
SOFR at 4.80% Floor + 4.80%),
8.66%, 01/25/38
(a) (c)
.......... 3,500 3,493,890
Rockford Tower CLO Ltd.
(a)(c)
Series 2017-3A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.45%), 5.34%, 10/20/30 ... 1,465 1,465,143
Series 2017-3A, Class SUB, 0.00%,
10/20/30 ............... 1,750 110,061

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-1A, Class B, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.98%), 5.87%, 05/20/31 ... USD 250 $ 250,332
Series 2018-1A, Class SUB, 0.00%,
05/20/31 ............... 1,750 84,979
Series 2018-2A, Class D, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.36%), 7.25%, 10/20/31 ... 1,000 1,000,212
Series 2018-2A, Class SUB, 0.00%,
10/20/31 ............... 1,750 107,055
Series 2019-1A, Class B1R2, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 5.48%, 04/20/34 ... 4,000 4,002,029
Series 2019-2A, Class BR2, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.54%, 08/20/32 ... 1,150 1,149,411
Series 2021-1A, Class C, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 6.15%, 07/20/34 ... 250 250,398
Series 2025-3A, Class A1, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 4.96%, 03/31/38 ... 2,000 1,997,404
Series 2025-3A, Class D1, (3-mo.
CME Term SOFR at 3.17% Floor
+ 3.17%), 6.83%, 03/31/38 ... 1,500 1,492,423
Rockford Tower Credit Funding I Ltd.
(c)
Series 2022-1A, Class A, 3.53%,
04/20/40 ............... 8,000 7,835,194
Series 2022-1A, Class SUB, 0.00%,
04/20/40
(a)
.............. 5,000 2,800,000
Romark CLO Ltd.
(a)(c)
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR at 1.03% Floor
+ 1.29%), 5.15%, 10/23/30 ... 84 84,489
Series 2017-1A, Class B, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.41%), 6.27%, 10/23/30 ... 2,150 2,155,982
RR 14 Ltd., Series 2021-14A, Class
SUB, 0.00%, 04/15/2121
(a) (c)
.... 5,000 1,571,000
RR 16 Ltd., Series 2021-16A, Class
SUB, 0.00%, 07/15/2121
(a) (c)
.... 4,000 1,726,800
RR 17 Ltd., Series 2021-17A, Class
SUB, 0.00%, 07/15/34
(a) (c)
...... 475 171,665
RR 19 Ltd., Series 2021-19A, Class
DR, (3-mo. CME Term SOFR at
4.70% Floor + 4.70%), 8.60%,
04/15/40
(a) (c)
............... 3,000 3,004,438
RR 29 Ltd., Series 2024-29RA, Class
A1R, (3-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.29%,
07/15/39
(a) (c)
............... 1,000 1,003,980
RR 32 Ltd., Series 2024-32RA, Class
A1R, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.26%,
10/15/39
(a) (c)
............... 5,325 5,343,860
RR 41 Ltd., Series 2025-41A, Class
A1A, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 5.21%,
10/15/40
(a) (c)
............... 2,500 2,506,007
RR 8 Ltd., Series 2020-8A, Class A1A2,
(3-mo. CME Term SOFR at 1.23%
Floor + 1.23%), 4.98%, 01/15/39
(a) (c)
3,250 3,256,214
Sagard-HalseyPoint CLO 10 Ltd.,
Series 2025-10A, Class A1, (3-mo.
CME Term SOFR at 1.35% Floor +
1.35%), 5.23%, 10/20/38
(a) (c)
.... 19,600 19,658,492
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Sagard-Halseypoint CLO 9 Ltd., Series
2025-9A, Class A, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%),
5.17%, 04/20/38
(a) (c)
.......... USD 4,000 $ 4,010,008
Sandstone Peak II Ltd., Series 2023-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%),
5.29%, 07/20/38
(a) (c)
.......... 18,240 18,312,287
Sandstone Peak III Ltd., Series 2024-
1A, Class A1, (3-mo. CME Term
SOFR at 1.63% Floor + 1.63%),
5.49%, 04/25/37
(a) (c)
.......... 26,260 26,346,535
Sandstone Peak IV Ltd., Series 2025-
1A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%),
4.95%, 01/20/39
(a) (c)
.......... 3,000 3,008,059
Sandstone Peak Ltd.
(a)(c)
Series 2021-1A, Class A1R, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 5.18%, 10/15/34 ... 6,000 6,000,218
Series 2021-1A, Class B1R, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.83%), 5.73%, 10/15/34 ... 4,750 4,750,075
Sculptor CLO XXIX Ltd., Series 29A,
Class AR, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 5.23%,
07/22/38
(a) (c)
............... 17,500 17,561,667
Sculptor CLO XXX Ltd., Series 30A,
Class AR, (3-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 5.33%,
07/20/38
(a) (c)
............... 4,750 4,765,713
Signal Peak CLO 11 Ltd., Series 2024-
11A, Class A1, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%),
5.33%, 07/18/37
(a) (c)
.......... 2,000 2,006,988
Signal Peak CLO 14 Ltd.
(a)(c)
Series 2024-14A, Class A, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 5.16%, 01/22/38 ... 9,750 9,782,068
Series 2024-14A, Class SUB,
0.00%, 01/22/38 .......... 6,000 4,196,400
Signal Peak CLO 7 Ltd., Series 2019-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.30%, 10/20/37
(a) (c)
.......... 6,500 6,523,745
Signal Peak CLO 8 Ltd., Series 2020-
8A, Class A1R, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.27%, 10/20/37
(a) (c)
.......... 2,000 2,007,254
Silver Point CLO 11 Ltd., Series 2025-
11A, Class A1, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%),
5.63%, 07/15/38
(a) (c)
.......... 11,500 11,539,974
Silver Point CLO 12 Ltd., Series 2025-
12A, Class A1, (3-mo. CME Term
SOFR at 1.31% Floor + 1.31%),
5.29%, 10/15/38
(a) (c)
.......... 56,040 56,180,100
Silver Point CLO 13 Ltd., Series 2025-
13A, Class A1, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%),
5.18%, 10/15/38
(a) (c)
.......... 4,750 4,758,791
Silver Point CLO 7 Ltd., Series 2024-
7A, Class A1, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%),
5.26%, 01/15/38
(a) (c)
.......... 31,300 31,411,585

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Silver Point CLO 8 Ltd., Series 2025-
8A, Class A1, (3-mo. CME Term
SOFR at 1.21% Floor + 1.21%),
5.11%, 04/15/38
(a) (c)
.......... USD 7,440 $ 7,450,827
Sixth Street CLO XII Ltd., Series 2018-
12A, Class BR2, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%),
5.37%, 01/17/39
(a) (c)
.......... 925 927,240
Sixth Street CLO XIV Ltd., Series 2019-
14A, Class A1R2, (3-mo. CME Term
SOFR at 1.15% Floor + 1.15%),
5.02%, 01/20/38
(a) (c)
.......... 1,000 999,421
Sixth Street CLO XVI Ltd., Series 2020-
16A, Class ER, (3-mo. CME Term
SOFR at 7.42% Floor + 7.42%),
11.30%, 01/20/37
(a) (c)
......... 6,500 6,518,140
Sixth Street CLO XVII Ltd., Series
2021-17A, Class D2R, (3-mo.
CME Term SOFR at 3.85% Floor +
3.85%), 7.73%, 04/17/38
(a) (c)
.... 1,500 1,491,619
Sixth Street CLO XVIII Ltd., Series
2021-18A, Class A1R, (3-mo.
CME Term SOFR at 1.25% Floor +
1.25%), 5.13%, 10/17/38
(a) (c)
.... 14,600 14,627,819
Sixth Street CLO XX Ltd.
(a)(c)
Series 2021-20A, Class A2R, (3-mo.
CME Term SOFR at 1.57% Floor
+ 1.57%), 5.45%, 07/17/38 ... 5,000 5,011,046
Series 2021-20A, Class D2R, (3-mo.
CME Term SOFR at 4.15% Floor
+ 4.15%), 8.03%, 07/17/38 ... 1,500 1,488,764
Sixth Street CLO XXV Ltd., Series
2024-25A, Class A, (3-mo. CME
Term SOFR at 1.48% Floor +
1.48%), 5.35%, 07/24/37
(a) (c)
.... 3,000 3,009,945
Sound Point CLO II Ltd., Series 2013-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
5.19%, 01/26/31
(a) (c)
.......... 37 37,399
Sound Point CLO IX Ltd., Series 2015-
2A, Class BRRR, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%),
5.95%, 07/20/32
(a) (c)
.......... 5,000 5,025,097
Sound Point CLO XXIX Ltd., Series
2021-1A, Class D, (3-mo. CME Term
SOFR at 3.76% Floor + 3.76%),
7.62%, 04/25/34
(a) (c)
.......... 345 344,741
Sound Point CLO XXVIII Ltd.
(a)(c)
Series 2020-3A, Class A1R, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 5.14%, 01/25/32 ... 12,212 12,217,341
Series 2020-3A, Class D, (3-mo.
CME Term SOFR at 3.65% Floor
+ 3.91%), 7.77%, 01/25/32 ... 500 499,917
Sound Point CLO XXXII Ltd., Series
2021-4A, Class A, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%),
5.27%, 10/25/34
(a) (c)
.......... 19,750 19,751,702
Sounds Point CLO IV-R Ltd., Series
2013-3RA, Class A, (3-mo. CME
Term SOFR at 1.15% Floor +
1.41%), 5.30%, 04/18/31
(a) (c)
.... 1,146 1,146,431
Stratus CLO Ltd., Series 2021-1A,
Class SUB, 0.00%, 12/29/29
(a) (c) (f)
. 2,820 —
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Symphony CLO 41 Ltd., Series 2024-
41A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%),
5.78%, 07/20/37
(a) (c)
.......... USD 750 $ 752,960
Symphony CLO 46 Ltd.
(c)
Series 2024-46A, Class A2, (3-mo.
CME Term SOFR at 1.59% Floor
+ 1.59%), 5.47%, 01/20/38
(a)
.. 2,850 2,856,577
Series 2024-46A, Class B2, 5.57%,
01/20/38 ............... 4,670 4,583,869
Symphony CLO XXVI Ltd., Series 2021-
26A, Class AR, (3-mo. CME Term
SOFR at 1.08% Floor + 1.34%),
5.23%, 04/20/33
(a) (c)
.......... 1,037 1,037,294
Symphony Loan Funding CLO 1 Ltd.,
Series 2024-1A, Class A1, (3-mo.
CME Term SOFR at 1.43% Floor +
1.43%), 5.29%, 01/22/38
(a) (c)
.... 11,500 11,549,323
TCW CLO Ltd., Series 2019-2A, Class
A1R2, (3-mo. CME Term SOFR
at 1.27% Floor + 1.27%), 5.15%,
01/20/38
(a) (c)
............... 5,000 5,010,558
TIAA CLO I Ltd., Series 2016-1A,
Class DR, (3-mo. CME Term SOFR
at 3.50% Floor + 3.76%), 7.65%,
07/20/31
(a) (c)
............... 1,500 1,504,614
Trestles CLO IV Ltd., Series 2021-4A,
Class AR1, (3-mo. CME Term SOFR
at 1.28% Floor + 1.28%), 5.07%,
10/30/38
(a) (c)
............... 1,970 1,975,039
Trestles CLO IX Ltd., Series 2025-9A,
Class A1, (3-mo. CME Term SOFR
at 1.26% Floor + 1.26%), 5.13%,
01/15/39
(a) (c)
............... 4,170 4,179,385
Trestles CLO VII Ltd., Series 2024-7A,
Class A1, (3-mo. CME Term SOFR
at 1.38% Floor + 1.38%), 5.24%,
10/25/37
(a) (c)
............... 14,000 14,049,559
Trestles CLO VIII Ltd.
(a)(c)
Series 2025-8A, Class A1, (3-mo.
CME Term SOFR at 1.33% Floor
+ 1.33%), 5.63%, 06/11/35 ... 11,510 11,522,604
Series 2025-8A, Class E, (3-mo.
CME Term SOFR at 5.50% Floor
+ 5.50%), 9.80%, 06/11/35 ... 1,000 1,006,845
Triaxx Prime CDO Ltd.
(a)(c)
Series 2006-1A, Class A2, (3-mo.
SOFR US at 0.00% Floor +
0.71%), 0.96%, 03/03/39
(d) (e)
.. 52,840 5,284
Series 2006-1A, Class B, (3-mo.
SOFR US at 0.00% Floor +
0.91%), 5.50%, 03/03/39 .... 12,800 1,216
Trimaran CAVU Ltd.
(a)(c)
Series 2021-1A, Class D2R, (3-mo.
CME Term SOFR at 4.75% Floor
+ 4.75%), 8.61%, 07/23/37 ... 3,375 3,374,232
Series 2021-2A, Class D1, (3-mo.
CME Term SOFR at 3.25% Floor
+ 3.51%), 7.37%, 10/25/34 ... 1,550 1,551,827
Series 2021-2A, Class D2, (3-mo.
CME Term SOFR at 4.75% Floor
+ 5.01%), 8.87%, 10/25/34 ... 3,000 3,012,158
Series 2022-1A, Class AR, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.26%, 10/22/37 ... 39,410 39,548,569

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2022-1A, Class D1R, (3-mo.
CME Term SOFR at 3.30% Floor
+ 3.30%), 7.16%, 10/22/37 ... USD 2,000 $ 2,015,137
Series 2022-2A, Class AR, (3-mo.
CME Term SOFR at 1.24% Floor
+ 1.24%), 5.12%, 03/27/38 ... 5,000 5,007,599
Series 2024-1A, Class A, (3-mo.
CME Term SOFR at 1.38% Floor
+ 1.38%), 5.24%, 01/25/38 ... 34,750 34,875,274
Series 2024-1A, Class E, (3-mo.
CME Term SOFR at 6.25% Floor
+ 6.25%), 10.11%, 01/25/38 .. 2,000 2,035,630
Trinitas CLO IV Ltd., Series 2016-4A,
Class A2L2, (3-mo. CME Term
SOFR at 1.40% Floor + 1.66%),
5.55%, 10/18/31
(a) (c)
.......... 430 430,241
Trinitas CLO XII Ltd., Series 2020-12A,
Class A1R2, (3-mo. CME Term
SOFR at 1.05% Floor + 1.05%),
4.91%, 04/25/33
(a) (c)
.......... 1,499 1,499,100
Trinitas CLO XIV Ltd., Series 2020-14A,
Class A1R2, (3-mo. CME Term
SOFR at 1.10% Floor + 1.10%),
4.96%, 01/25/34
(a) (c)
.......... 7,000 6,996,919
Trinitas CLO XVIII Ltd., Series 2021-
18A, Class A1R, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%),
5.10%, 01/20/35
(a) (c)
.......... 3,260 3,262,300
Trinitas CLO XXVIII Ltd., Series 2024-
28A, Class D, (3-mo. CME Term
SOFR at 4.00% Floor + 4.00%),
7.86%, 04/25/37
(a) (c)
.......... 1,250 1,273,641
Trinitas CLO XXX Ltd., Series 2024-
30A, Class E, (3-mo. CME Term
SOFR at 6.90% Floor + 6.90%),
10.76%, 10/23/37
(a) (c)
......... 1,500 1,538,041
Trinitas CLO XXXII Ltd., Series 2025-
32A, Class A1, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
5.60%, 07/23/38
(a) (c)
.......... 8,270 8,295,068
Trinitas CLO XXXIII Ltd., Series 2025-
33A, Class E, (3-mo. CME Term
SOFR at 5.95% Floor + 5.95%),
10.27%, 07/22/38
(a) (c)
......... 1,500 1,509,659
Upland CLO Ltd., Series 2016-1A,
Class CR, (3-mo. CME Term SOFR
at 0.00% Floor + 3.16%), 7.05%,
04/20/31
(a) (c)
............... 2,000 1,999,464
Venture 31 CLO Ltd., Series 2018-31A,
Class A2, (3-mo. CME Term SOFR
at 1.15% Floor + 1.41%), 5.30%,
04/20/31
(a) (c)
............... 1,500 1,499,980
Voya CLO Ltd.
(a)(c)
Series 2013-2A, Class A1R, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 5.09%, 04/25/31 ... 168 168,404
Series 2013-3A, Class A1RR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.30%, 10/18/31 ... 361 360,761
Series 2014-4A, Class BR2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.35%), 6.26%, 07/14/31 ... 1,200 1,202,959
Series 2016-1A, Class A1R, (3-mo.
CME Term SOFR at 1.07% Floor
+ 1.33%), 5.22%, 01/20/31 ... 540 539,525
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2016-1A, Class CR, (3-mo.
CME Term SOFR at 2.65% Floor
+ 2.91%), 6.80%, 01/20/31 ... USD 1,085 $ 1,087,051
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.21%), 5.10%, 04/19/31 ... 153 153,353
Series 2019-3A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 5.79%, 10/17/32 ... 1,300 1,300,638
Series 2024-1A, Class A1, (3-mo.
CME Term SOFR at 1.52% Floor
+ 1.52%), 5.42%, 04/15/37 ... 250 250,853
Warwick Capital CLO 5 Ltd., Series
2024-5A, Class A1, (3-mo. CME
Term SOFR at 1.36% Floor +
1.36%), 5.24%, 01/20/38
(a) (c)
.... 1,500 1,505,085
Warwick Capital CLO 6 Ltd., Series
2025-6A, Class A1, (3-mo. CME
Term SOFR at 1.43% Floor +
1.43%), 5.53%, 07/20/38
(a) (c)
.... 8,975 9,011,985
Warwick Capital CLO 7 Ltd., Series
2025-7A, Class A1, (3-mo. CME
Term SOFR at 1.30% Floor +
1.30%), 5.25%, 10/21/38
(a) (c)
.... 4,750 4,763,094
Wellfleet CLO Ltd., Series 2022-1A,
Class A1RN, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.32%, 07/15/37
(a) (c)
.......... 2,000 2,007,484
Wellington Management CLO 5 Ltd.,
Series 2025-5A, Class A, (3-mo.
CME Term SOFR at 1.29% Floor +
1.29%), 5.25%, 10/18/38
(a) (c)
.... 1,500 1,503,822
Whitebox CLO I Ltd.
(a)(c)
Series 2019-1A, Class A1R3, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.18%), 5.02%, 01/24/37 ... 2,060 2,059,127
Series 2019-1A, Class ER3, (3-mo.
CME Term SOFR at 5.30% Floor
+ 5.30%), 9.14%, 01/24/37 ... 5,750 5,751,374
Series 2019-1A, Class SUB, 0.00%,
01/24/37 ............... 4,300 2,924,860
Whitebox CLO II Ltd.
(a)(c)
Series 2020-2A, Class A1R2, (3-mo.
CME Term SOFR at 1.38% Floor
+ 1.38%), 5.25%, 10/24/37 ... 15,000 15,053,055
Series 2020-2A, Class D1R2, (3-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 6.77%, 10/24/37 ... 3,079 3,072,025
Series 2020-2A, Class E1R2, (3-mo.
CME Term SOFR at 5.75% Floor
+ 5.75%), 9.62%, 10/24/37 ... 900 906,232
Series 2020-2A, Class SUB, 0.00%,
10/24/37 ............... 4,734 2,327,897
Whitebox CLO III Ltd.
(a)(c)
Series 2021-3A, Class A1R, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 5.17%, 10/15/35 ... 24,139 24,138,397
Series 2021-3A, Class DR, (3-mo.
CME Term SOFR at 2.85% Floor
+ 2.85%), 6.75%, 10/15/35 ... 5,250 5,276,108
Series 2021-3A, Class ER, (3-mo.
CME Term SOFR at 5.65% Floor
+ 5.65%), 9.55%, 10/15/35 ... 8,250 8,262,986
Series 2021-3A, Class SUB, 0.00%,
10/15/35 ............... 11,345 6,669,725

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Whitebox CLO V Ltd., Series 2025-5A,
Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.61%,
07/20/38
(a) (c)
............... USD 2,750 $ 2,759,160
2,810,578,254
France — 0.1%
(a)(b)
Cars Alliance Auto Leases France V,
Series 2023-1FRV, Class B, (1-mo.
EURIBOR at 0.00% Floor + 1.30%),
3.22%, 10/21/38 ............ EUR 4,000 4,718,625
FCT Noria
Series 2021-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.70%), 2.59%, 10/25/49 .... 250 293,578
Series 2021-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 2.99%, 10/25/49 .... 173 203,557
Series 2021-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.39%, 10/25/49 .... 347 407,521
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.90%), 2.79%, 07/25/43 .... 2,200 2,579,362
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.04%, 07/25/43 .... 3,300 3,871,525
Series 2025-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 3.29%, 07/25/43 .... 1,700 1,991,069
Series 2025-1, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.75%), 4.64%, 07/25/43 .... 2,000 2,358,807
Noria DE
Series 2024-DE1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 2.84%, 02/25/43 .... 2,576 3,029,872
Series 2024-DE1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.14%, 02/25/43 .... 1,610 1,890,425
Series 2024-DE1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.65%), 3.54%, 02/25/43 .... 1,127 1,325,613
Series 2024-DE1, Class E, (1-mo.
EURIBOR at 0.00% Floor +
3.55%), 5.44%, 02/25/43 .... 1,208 1,434,184
Series 2024-DE1, Class F, (1-mo.
EURIBOR at 0.00% Floor +
4.50%), 6.39%, 02/25/43 .... 644 761,532
Quarz International, Inc., (3-mo.
EURIBOR at 0.00% Floor + 0.79%),
2.80%, 06/15/41 ............ 13,744 16,176,333
41,042,003
Germany — 0.0%
(a)(b)
FCT Autonoria DE
Series 2023-DE, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.04%, 01/26/43 .... 140 165,288
Series 2023-DE, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 3.99%, 01/26/43 .... 560 666,829
Series 2023-DE, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.05%), 4.94%, 01/26/43 .... 175 210,306
Security
Par (000)
Par (000) Value
Germany (continued)
Series 2023-DE, Class E, (1-mo.
EURIBOR at 0.00% Floor +
5.50%), 7.39%, 01/26/43 .... EUR 140 $ 170,057
Series 2023-DE, Class F, (1-mo.
EURIBOR at 0.00% Floor +
7.50%), 9.39%, 01/26/43 .... 35 43,353
Red & Black Auto Germany 10 UG
Series 10, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.13%, 09/15/32 .... 692 815,254
Series 10, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 4.03%, 09/15/32 .... 377 448,161
2,519,248
Ireland — 1.5%
(a)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 5.81%,
02/15/37
(b)
................ 3,200 3,799,707
Arbour CLO DAC
  (3-mo. EURIBOR at 0.00% Floor +
3.80%), 5.84%, 05/15/38
(b)
... 1,200 1,420,478
Series 11A, Class B1R, (3-mo.
EURIBOR at 2.00% Floor +
2.00%), 4.06%, 05/15/38
(c)
... 2,000 2,357,121
Series 11A, Class CR, (3-mo.
EURIBOR at 2.65% Floor +
2.65%), 4.71%, 05/15/38
(c)
... 2,000 2,363,241
Arbour CLO VI DAC, Series 6X, Class
DR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.26%, 11/15/37
(b)
1,790 2,110,938
Arcano Euro CLO I DAC, Series 1X,
Class A, (3-mo. EURIBOR at 1.26%
Floor + 1.26%), 3.32%, 04/25/39
(b)
6,840 8,061,170
Arcano Euro CLO II DAC
Series 2A, Class D, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 5.28%, 07/25/39
(c)
... 1,500 1,770,399
Series 2X, Class D, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 5.28%, 07/25/39
(b)
... 1,020 1,203,871
Ares European CLO X DAC, Series
10A, Class DR, (3-mo. EURIBOR
at 2.80% Floor + 2.80%), 4.81%,
10/15/31
(c)
................ 2,000 2,355,893
Ares European CLO XII DAC, Series
12A, Class B1R, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 3.70%,
04/20/32
(c)
................ 862 1,015,133
Arini European CLO II DAC
Series 2A, Class AR, (3-mo.
EURIBOR at 1.32% Floor +
1.32%), 3.29%, 10/15/38
(c)
... 4,750 5,596,197
Series 2A, Class BR, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 3.87%, 10/15/38
(c)
... 2,300 2,697,742
Series 2A, Class DR, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.12%, 10/15/38
(c)
... 2,300 2,704,800
Series 2X, Class AR, (3-mo.
EURIBOR at 1.32% Floor +
1.32%), 3.29%, 10/15/38
(b)
... 27,410 32,293,001
Arini European CLO III DAC, Series 3A,
Class E, (3-mo. EURIBOR at 6.10%
Floor + 6.10%), 8.13%, 10/15/37
(c)
900 1,075,069

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Arini European CLO IV DAC, Series 4X,
Class D, (3-mo. EURIBOR at 3.50%
Floor + 3.50%), 5.53%, 01/15/38
(b)
EUR 2,480 $ 2,949,946
Arini European CLO V DAC
(b)
Series 5X, Class A, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 3.23%, 01/15/39 .... 8,510 10,050,453
Series 5X, Class D, (3-mo.
EURIBOR at 2.80% Floor +
2.80%), 4.83%, 01/15/39 .... 1,470 1,734,362
Arini European CLO VII DAC, Series
7X, Class A, (3-mo. EURIBOR
at 1.30% Floor + 1.30%), 3.40%,
01/15/39
(b)
................ 11,380 13,393,667
Armada Euro CLO VII DAC, Series 7A,
Class C, (3-mo. EURIBOR at 2.15%
Floor + 2.15%), 4.16%, 04/15/39
(c)
3,750 4,417,034
Aurium CLO IV DAC, Series 4X, Class
AR, (3-mo. EURIBOR at 0.73%
Floor + 0.73%), 2.75%, 01/16/31
(b)
1,462 1,717,676
Aurium CLO VII DAC, Series 7X, Class
DR, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 5.28%, 10/15/38
(b)
680 801,204
Aurium CLO VIII DAC, Series 8X, Class
AR, (3-mo. EURIBOR at 1.32%
Floor + 1.32%), 3.33%, 10/16/38
(b)
11,600 13,668,099
Aurium CLO XIII DAC, Series 13X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 4.81%, 04/15/38
(b)
1,020 1,192,297
Avoca CLO XIV DAC, Series 14X,
Class SUB, 0.00%, 01/12/31
(b) (d) (e)
. 4,510 2,308,216
Avoca CLO XV DAC, Series 15X, Class
M1, 0.00%, 07/15/38
(b)
........ 3,100 1,762,177
Avoca CLO XVIII DAC
Series 18A, Class CR, (3-mo.
EURIBOR at 2.25% Floor +
2.25%), 4.28%, 01/15/38
(c)
... 250 293,452
Series 18X, Class BR, (3-mo.
EURIBOR at 1.95% Floor +
1.95%), 3.98%, 01/15/38
(b)
... 5,800 6,843,847
Series 18X, Class DR, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.08%, 01/15/38
(b)
... 1,100 1,293,321
Avoca CLO XXII DAC
Series 22A, Class D, (3-mo.
EURIBOR at 2.90% Floor +
2.90%), 4.93%, 04/15/35
(c)
... 970 1,137,535
Series 22X, Class B1, (3-mo.
EURIBOR at 1.30% Floor +
1.30%), 3.33%, 04/15/35
(b)
... 710 829,492
Avoca CLO XXIII DAC, Series 23A,
Class D, (3-mo. EURIBOR at 3.05%
Floor + 3.05%), 5.08%, 04/15/34
(c)
750 883,242
Avoca CLO Xxx DAC, Series 30A,
Class SUB, 0.00%, 07/15/37
(c)
... 4,550 4,207,145
Avoca Static CLO I DAC, Series 1X,
Class DR, (3-mo. EURIBOR at
2.90% Floor + 2.90%), 4.93%,
01/15/35
(b)
................ 900 1,057,666
Bain Capital Euro CLO DAC, Series
2024-3A, Class A1, (3-mo.
EURIBOR at 1.30% Floor + 1.30%),
3.30%, 01/18/38
(c)
........... 4,750 5,601,445
Security
Par (000)
Par (000) Value
Ireland (continued)
BBAM European CLO I DAC, Series
1X, Class AR, (3-mo. EURIBOR
at 0.87% Floor + 0.87%), 2.89%,
07/22/34
(b)
................ EUR 5,000 $ 5,865,200
Bridgepoint CLO IX DAC, Series 9X,
Class A, (3-mo. EURIBOR at 1.30%
Floor + 1.30%), 3.41%, 10/15/39
(b)
11,380 13,382,854
Cairn CLO XVI DAC
(c)
Series 2023-16A, Class C, (3-mo.
EURIBOR at 3.85% Floor +
3.85%), 5.86%, 01/15/37 .... 1,520 1,787,728
Series 2023-16A, Class D, (3-mo.
EURIBOR at 5.20% Floor +
5.20%), 7.21%, 01/15/37 .... 939 1,104,435
Cairn CLO XX DAC
(c)
Series 2025-20A, Class C, (3-mo.
EURIBOR at 2.40% Floor +
2.40%), 4.43%, 01/25/38 .... 660 777,954
Series 2025-20A, Class D, (3-mo.
EURIBOR at 3.25% Floor +
3.25%), 5.28%, 01/25/38 .... 765 902,740
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.32%, 10/25/37
(b)
2,600 3,065,955
Carlyle Euro CLO DAC
(c)
Series 2013-1A, Class A1R3, (3-mo.
EURIBOR at 1.36% Floor +
1.36%), 3.40%, 10/15/38 .... 7,430 8,740,470
Series 2021-2A, Class A2A, (3-mo.
EURIBOR at 1.75% Floor +
1.75%), 3.76%, 10/15/35 .... 2,050 2,412,085
Series 2021-2A, Class B, (3-mo.
EURIBOR at 2.25% Floor +
2.25%), 4.26%, 10/15/35 .... 250 294,840
CIFC European Funding CLO I DAC,
Series 1X, Class DR, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
5.21%, 07/15/32
(b)
........... 450 530,055
CIFC European Funding CLO II DAC
Series 2A, Class AR, (3-mo.
EURIBOR at 1.30% Floor +
1.30%), 3.33%, 10/15/39
(c)
... 4,750 5,591,060
Series 2A, Class CR, (3-mo.
EURIBOR at 2.10% Floor +
2.10%), 4.13%, 10/15/39
(c)
... 2,500 2,937,964
Series 2A, Class DR, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.03%, 10/15/39
(c)
... 2,250 2,655,483
Series 2X, Class AR, (3-mo.
EURIBOR at 1.30% Floor +
1.30%), 3.33%, 10/15/39
(b)
... 25,520 30,038,706
Series 2X, Class DR, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.03%, 10/15/39
(b)
... 1,360 1,605,092
CIFC European Funding CLO III
DAC, Series 3A, Class C, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
4.51%, 01/15/34
(c)
........... 500 587,603
Citizen Irish Auto Receivables Trust,
Series 2023-1, Class B, (1-mo.
EURIBOR at 0.00% Floor + 1.40%),
3.30%, 12/15/32
(b)
........... 1,000 1,179,190
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.13%, 10/15/37
(b)
1,470 1,717,847

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Contego CLO VII DAC
(b)
Series 7X, Class AR, (3-mo.
EURIBOR at 1.33% Floor +
1.33%), 3.37%, 01/23/38 .... EUR 5,570 $ 6,583,503
Series 7X, Class DR, (3-mo.
EURIBOR at 3.45% Floor +
3.45%), 5.49%, 01/23/38 .... 1,870 2,195,047
Contego CLO XI DAC, Series 11X,
Class DR, (3-mo. EURIBOR at
3.20% Floor + 3.20%), 5.25%,
11/20/38
(b)
................ 1,330 1,567,101
Contego CLO XIII DAC, Series 13A,
Class D, (3-mo. EURIBOR at 3.40%
Floor + 3.40%), 5.43%, 10/15/37
(c)
4,750 5,592,857
Cross Ocean Bosphorus CLO VIII
DAC, Series 8A, Class AR, (3-mo.
EURIBOR at 1.38% Floor + 1.38%),
3.41%, 07/15/38
(c)
........... 2,275 2,685,034
Cumulus Static CLO DAC
Series 2024-1A, Class D, (3-mo.
EURIBOR at 3.70% Floor +
3.70%), 5.76%, 11/15/33
(c)
... 974 1,147,014
Series 2024-1X, Class D, (3-mo.
EURIBOR at 3.70% Floor +
3.70%), 5.76%, 11/15/33
(b)
... 499 587,639
CVC Cordatus Loan Fund IV DAC,
Series 4X, Class BR1, (3-mo.
EURIBOR at 1.30% Floor + 1.30%),
3.35%, 02/22/34
(b)
........... 1,120 1,309,004
CVC Cordatus Loan Fund V DAC
(c)
Series 5A, Class BR3, (3-mo.
EURIBOR at 2.00% Floor +
2.00%), 4.03%, 09/21/39 .... 3,680 4,335,231
Series 5A, Class DR3, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 5.33%, 09/21/39 .... 4,000 4,733,159
CVC Cordatus Loan Fund XIX DAC,
Series 19A, Class D, (3-mo.
EURIBOR at 3.80% Floor + 3.80%),
5.80%, 12/23/33
(c)
........... 400 470,322
CVC Cordatus Loan Fund XXII DAC,
Series 22X, Class D, (3-mo.
EURIBOR at 3.15% Floor + 3.15%),
5.25%, 12/15/34
(b)
........... 755 887,313
CVC Cordatus Loan Fund XXIII DAC,
Series 23A, Class ER, (3-mo.
EURIBOR at 6.85% Floor + 6.85%),
8.92%, 04/25/36
(c)
........... 470 554,249
CVC Cordatus Loan Fund XXIV DAC,
Series 24A, Class ER, (3-mo.
EURIBOR at 6.50% Floor + 6.50%),
8.57%, 10/23/34
(c)
........... 1,350 1,599,503
CVC Cordatus Loan Fund XXVIII DAC
(c)
Series 28A, Class BR, (3-mo.
EURIBOR at 1.95% Floor +
1.95%), 4.01%, 08/15/38 .... 2,430 2,862,977
Series 28A, Class DR, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.21%, 08/15/38 .... 1,900 2,239,036
CVC Cordatus Loan Fund XXX DAC,
Series 30X, Class AR, (3-mo.
EURIBOR at 1.25% Floor + 1.25%),
3.30%, 05/15/37
(b)
........... 5,750 6,765,152
Security
Par (000)
Par (000) Value
Ireland (continued)
Dryden 46 Euro CLO DAC, Series
2016-46A, Class CRR, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
4.53%, 04/15/34
(c)
........... EUR 250 $ 294,702
Elm Park CLO DAC, Series 1X, Class
DR3, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.32%, 01/15/38
(b)
2,573 3,040,879
Euro-Galaxy III CLO DAC
(c)
Series 2013-3A, Class CRRR, (3-
mo. EURIBOR at 2.35% Floor +
2.35%), 4.42%, 04/24/34 .... 700 823,253
Series 2013-3A, Class DRRR, (3-
mo. EURIBOR at 3.25% Floor +
3.25%), 5.32%, 04/24/34 .... 1,380 1,618,623
Fair Oaks Loan Funding VI DAC, Series
6A, Class A, (3-mo. EURIBOR
at 1.35% Floor + 1.35%), 3.34%,
07/15/39
(c)
................ 9,750 11,486,895
Fidelity Grand Harbour CLO DAC
Series 2023-1X, Class AR, (3-mo.
EURIBOR at 1.23% Floor +
1.23%), 3.29%, 02/15/38
(b)
... 7,940 9,337,489
Series 2023-1X, Class DR, (3-mo.
EURIBOR at 2.70% Floor +
2.70%), 4.76%, 02/15/38
(b)
... 1,950 2,279,878
Series 2025-1A, Class D, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.22%, 10/15/38
(c)
... 2,510 2,942,845
Finance Ireland Auto Receivables No.
1 DAC, Series 1, Class C, (1-mo.
EURIBOR at 0.00% Floor + 2.30%),
4.21%, 09/12/33
(b)
........... 278 328,853
Fortuna Consumer Loan ABS DAC
(b)
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.35%), 3.29%, 02/18/34 .... 3,804 4,486,991
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.30%), 4.24%, 02/18/34 .... 2,589 3,077,082
Series 2024-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.24%, 10/18/34 .... 1,503 1,772,438
Series 2024-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.65%), 3.59%, 10/18/34 .... 2,034 2,399,106
Series 2024-2, Class E, (1-mo.
EURIBOR at 0.00% Floor +
4.10%), 6.04%, 10/18/34 .... 5,128 6,125,018
Series 2025-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.70%), 2.64%, 04/18/35 .... 11,900 14,005,186
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.94%, 04/18/35 .... 2,200 2,583,444
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.35%), 3.29%, 04/18/35 .... 2,200 2,585,391
Series 2025-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.90%), 2.84%, 10/18/35 .... 3,800 4,463,603
Series 2025-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.09%, 10/18/35 .... 3,200 3,758,936
Series 2025-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 3.34%, 10/18/35 .... 2,600 3,040,533

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2025-2, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.75%), 4.69%, 10/18/35 .... EUR 1,800 $ 2,110,125
Hambridge Euro CLO DAC
(b)
Series 1X, Class A, (3-mo.
EURIBOR at 1.37% Floor +
1.37%), 3.41%, 10/20/38 .... 11,380 13,410,738
Series 1X, Class D, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 5.34%, 10/20/38 .... 1,360 1,609,781
Harvest CLO XXIII DAC, Series 23X,
Class D, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 5.00%, 10/20/32
(b)
1,360 1,599,414
Harvest CLO XXXII DAC
(c)
Series 32A, Class C, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 4.57%, 07/25/37 .... 2,222 2,616,773
Series 32A, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 5.66%, 07/25/37 .... 2,105 2,483,863
Henley CLO I DAC, Series 1X, Class
AR, (3-mo. EURIBOR at 0.95%
Floor + 0.95%), 3.02%, 07/25/34
(b)
3,800 4,467,404
Henley CLO IV DAC
Series 4A, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.06%, 04/25/34
(c)
... 500 588,848
Series 4X, Class B1, (3-mo.
EURIBOR at 1.35% Floor +
1.35%), 3.41%, 04/25/34
(b)
... 450 527,459
Series 4X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.06%, 04/25/34
(b)
... 1,000 1,177,695
Henley CLO X DAC, Series 10A, Class
SUB, 0.00%, 07/20/37
(c)
....... 4,000 3,924,698
Henley CLO Xi DAC, Series 11X, Class
A, (3-mo. EURIBOR at 1.20% Floor
+ 1.20%), 3.26%, 04/25/39
(b)
.... 6,200 7,271,808
Henley CLO XI DAC, Series 11X, Class
D, (3-mo. EURIBOR at 2.60% Floor
+ 2.60%), 4.66%, 04/25/39
(b)
.... 2,150 2,521,926
Henley CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.11%, 01/15/38
(b)
1,320 1,555,014
Holland Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR
at 0.92% Floor + 0.92%), 2.97%,
11/14/32
(b)
................ 236 277,116
Invesco Euro CLO IV DAC, Series
4A, Class B1, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 3.71%,
04/15/33
(c)
................ 625 734,518
Invesco Euro CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 3.80%
Floor + 3.80%), 5.81%, 01/15/34
(b)
450 514,539
Jubilee CLO DAC, Series 2024-29X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.21%, 01/15/39
(b)
2,230 2,633,461
LT Autorahoitus IV DAC, Series 4,
Class B, (1-mo. EURIBOR at 0.00%
Floor + 2.05%), 3.99%, 07/18/33
(b)
5,800 6,954,378
LT Autorahoitus V DAC, Series 5, Class
B, (1-mo. EURIBOR at 0.00% Floor
+ 0.90%), 2.84%, 05/18/35
(b)
.... 1,800 2,112,597
Security
Par (000)
Par (000) Value
Ireland (continued)
LT Rahoitus DAC, Series 6, Class B,
(1-mo. EURIBOR at 0.00% Floor +
0.90%), 2.84%, 07/18/36
(b)
..... EUR 300 $ 351,919
Northwoods Capital 19 Euro DAC,
Series 2019-19A, Class C, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
4.55%, 11/25/33
(c)
........... 500 588,417
OCP Euro CLO DAC
(c)
Series 2019-3A, Class CR, (3-mo.
EURIBOR at 2.30% Floor +
2.30%), 4.30%, 04/20/33 .... 250 294,339
Series 2019-3A, Class DR, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 5.30%, 04/20/33 .... 250 294,188
Series 2022-6A, Class DRR, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 5.30%, 07/20/36 .... 2,000 2,358,536
Series 2025-14A, Class B, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 3.93%, 10/26/38 .... 3,580 4,217,336
Otranto Park CLO DAC, Series 1X,
Class AR, (3-mo. EURIBOR at
1.30% Floor + 1.30%), 3.32%,
10/15/39
(b)
................ 6,569 7,727,911
Palmer Square European CLO DAC,
Series 2024-2X, Class A, (3-mo.
EURIBOR at 1.34% Floor + 1.34%),
3.35%, 10/15/37
(b)
........... 5,200 6,134,978
Palmer Square European Loan Funding
DAC
(b)
Series 2024-2X, Class D, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.21%, 05/15/34 .... 3,250 3,819,352
Series 2024-3X, Class D, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.11%, 05/15/34 ..... 1,320 1,551,519
Penta CLO 6 DAC, Series 2019-6A,
Class CR, (3-mo. EURIBOR at
2.30% Floor + 2.30%), 4.37%,
07/25/34
(c)
................ 500 588,408
Penta CLO DAC
Series 2022-11A, Class DR, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 5.33%, 07/15/37
(c)
... 2,500 2,943,454
Series 2024-17X, Class D, (3-mo.
EURIBOR at 3.25% Floor +
3.25%), 5.31%, 08/15/38
(b)
... 1,640 1,939,882
Prodigy Finance DAC
(c)
Series 2021-1A, Class A, (1-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.09%, 07/25/51 ... USD 1,863 1,858,079
Series 2021-1A, Class B, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.61%), 6.34%, 07/25/51 ... 190 188,776
Series 2021-1A, Class C, (1-mo.
CME Term SOFR at 0.00% Floor
+ 3.86%), 7.59%, 07/25/51 ... 109 108,302
Series 2021-1A, Class D, (1-mo.
CME Term SOFR at 0.00% Floor
+ 6.01%), 9.74%, 07/25/51 ... 72 71,566
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.21%, 10/15/38
(b)
EUR 1,349 1,586,130
Providus CLO VI DAC, Series 6X, Class
D, (3-mo. EURIBOR at 3.20% Floor
+ 3.20%), 5.25%, 05/20/34
(b)
.... 1,000 1,179,127

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Rockfield Park CLO DAC, Series 1X,
Class C, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 5.02%, 07/16/34
(b)
EUR 2,000 $ 2,357,832
Rockford Tower Europe CLO DAC
(b)
Series 2025-1X, Class A, (3-mo.
EURIBOR at 1.22% Floor +
1.22%), 3.29%, 10/25/37 .... 6,840 8,054,175
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.06%, 10/25/37 .... 1,870 2,183,342
Series 2025-3X, Class A, (3-mo.
EURIBOR at 1.31% Floor +
1.31%), 3.39%, 01/15/40 .... 31,392 36,845,391
Series 2025-3X, Class D, (3-mo.
EURIBOR at 3.10% Floor +
3.10%), 5.18%, 01/15/40 .... 2,440 2,853,119
RRE 18 Loan Management DAC
Series 18A, Class SUB, (3-mo.
EURIBOR + 0.00%), 0.00%,
04/15/39
(c)
.............. 5,000 5,394,756
Series 18X, Class A1, (3-mo.
EURIBOR at 1.47% Floor +
1.47%), 3.48%, 04/15/39
(b)
... 5,750 6,758,700
RRE 19 Loan Management DAC,
Series 19X, Class A1, (3-mo.
EURIBOR at 1.41% Floor + 1.41%),
3.42%, 07/15/37
(b)
........... 2,865 3,381,846
RRE 22 Loan Management DAC,
Series 22A, Class SUB, 0.00%,
01/15/38
(c)
................ 4,500 4,558,601
Secucor Finance DAC
(b)
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.45%), 3.38%, 09/20/36 .... 2,600 3,072,784
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 3.63%, 09/20/36 .... 3,300 3,880,212
Series 2025-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.40%), 5.33%, 09/20/36 .... 6,800 7,956,334
Series 2025-1, Class E, (1-mo.
EURIBOR at 0.00% Floor +
4.50%), 6.43%, 09/20/36 .... 1,600 1,871,892
Series 2025-1, Class F, (1-mo.
EURIBOR at 0.00% Floor +
6.20%), 8.13%, 09/20/36 .... 9,100 10,759,069
Signal Harmonic CLO I DAC
Series 1A, Class DR, (3-mo.
EURIBOR at 3.50% Floor +
3.50%), 5.42%, 07/15/38
(c)
... 1,292 1,526,860
Series 1X, Class AR, (3-mo.
EURIBOR at 1.40% Floor +
1.40%), 3.32%, 07/15/38
(b)
... 11,380 13,413,853
Series 1X, Class DR, (3-mo.
EURIBOR at 3.50% Floor +
3.50%), 5.42%, 07/15/38
(b)
... 1,250 1,477,225
Signal Harmonic CLO III DAC, Series
3A, Class C, (3-mo. EURIBOR
at 2.60% Floor + 2.60%), 4.66%,
11/15/38
(c)
................. 5,900 6,967,514
Small Business Origination Loan Trust
DAC, Series 2025-1, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 2.60%), 6.33%,
12/15/36
(b)
................ GBP 518 697,144
Sona Fios CLO DAC, 5.10%, 04/20/38
(c)
EUR 1,520 1,792,938
Security
Par (000)
Par (000) Value
Ireland (continued)
Sona Fios CLO III DAC
(b)
Series 3X, Class A, (3-mo.
EURIBOR at 1.32% Floor +
1.32%), 3.32%, 04/20/37 .... EUR 6,700 $ 7,888,435
Series 3X, Class D, (3-mo.
EURIBOR at 3.25% Floor +
3.25%), 5.25%, 04/20/37 .... 2,830 3,351,836
Sona Fios CLO V DAC
Series 5A, Class C, (3-mo.
EURIBOR at 2.45% Floor +
2.45%), 4.48%, 08/25/38
(c)
... 1,950 2,299,331
Series 5A, Class D, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 5.33%, 08/25/38
(c)
... 4,000 4,725,931
Series 5X, Class D, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 5.33%, 08/25/38
(b)
... 1,130 1,335,076
Sound Point Euro CLO III Funding
DAC, Series 3X, Class C, (3-mo.
EURIBOR at 2.30% Floor + 2.30%),
4.31%, 04/15/33
(b)
........... 750 884,367
Sound Point Euro CLO IV Funding
DAC
(c)
Series 4A, Class BR, (3-mo.
EURIBOR at 1.70% Floor +
1.70%), 3.71%, 04/15/39 .... 1,750 2,046,329
Series 4A, Class CR, (3-mo.
EURIBOR at 2.20% Floor +
2.20%), 4.21%, 04/15/39 .... 2,600 3,065,165
St. Paul's CLO XII DAC
(b)
Series 12X, Class B1, (3-mo.
EURIBOR at 1.60% Floor +
1.60%), 3.61%, 04/15/33 .... 1,350 1,581,398
Series 12X, Class D, (3-mo.
EURIBOR at 3.20% Floor +
3.20%), 5.21%, 04/15/33 .... 1,880 2,177,454
Texas Debt Capital Euro CLO DAC
Series 2024-1A, Class B, (3-mo.
EURIBOR at 2.10% Floor +
2.10%), 4.12%, 07/16/38
(c)
... 2,000 2,351,033
Series 2024-1A, Class C, (3-mo.
EURIBOR at 2.55% Floor +
2.55%), 4.57%, 07/16/38
(c)
... 1,500 1,763,538
Series 2024-1X, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 5.62%, 07/16/38
(b)
... 1,243 1,461,299
Series 2025-1X, Class A, (3-mo.
EURIBOR at 1.18% Floor +
1.18%), 3.20%, 04/16/39
(b)
... 9,070 10,677,047
Tikehau CLO VI DAC, Series 6X, Class
D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 5.61%, 01/15/35
(b)
.... 1,000 1,176,947
Tikehau CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.25%, 10/20/38
(b)
5,073 5,983,486
Toro European CLO 2 DAC, Series
2A, Class CRR, (3-mo. EURIBOR
at 2.45% Floor + 2.45%), 4.52%,
07/25/34
(c)
................ 320 376,702
Victory Street CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.45%
Floor + 3.45%), 5.48%, 01/15/38
(b)
1,960 2,315,490
Victory Street CLO II DAC
(b)
Series 2X, Class A, (3-mo.
EURIBOR at 1.31% Floor +
1.31%), 3.41%, 01/15/39 .... 7,940 9,355,278

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2X, Class D, (3-mo.
EURIBOR at 3.10% Floor +
3.10%), 5.20%, 01/15/39 .... EUR 3,970 $ 4,691,861
Voya Euro CLO II DAC, Series 2A,
Class CR, (3-mo. EURIBOR at
2.15% Floor + 2.15%), 4.16%,
07/15/35
(c)
................ 250 294,039
Voya Euro CLO III DAC, Series 3X,
Class B1, (3-mo. EURIBOR at
1.65% Floor + 1.65%), 3.66%,
04/15/33
(b)
................ 439 515,890
Voya Euro CLO IV DAC, Series 4X,
Class DR, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 5.11%,
10/15/34
(b)
................ 900 1,052,932
652,778,408
Italy — 0.3%
(a)(b)
Asset-Backed European Securitisation
Transaction Twenty-Five SRL
Series 25, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.18%, 11/15/39 ..... 2,253 2,657,522
Series 25, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.53%, 11/15/39 ..... 586 693,076
Series 25, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.50%), 4.43%, 11/15/39 ..... 282 334,047
Series 25, Class E, (1-mo.
EURIBOR at 0.00% Floor +
4.00%), 5.93%, 11/15/39 ..... 802 947,928
Asset-Backed European Securitisation
Transaction Twenty-Four SRL
Series 2024-R, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.21%, 08/16/40 .... 4,032 4,753,043
Series 2024-R, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.36%, 08/16/40 .... 900 1,060,955
Series 2024-R, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.66%, 08/16/40 .... 1,207 1,422,038
Auto ABS Italian Stella Loans, Series
2025-2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.15%), 3.08%,
06/25/40 ................. 1,479 1,738,056
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.73%), 2.62%, 12/29/36 .... 10,322 12,145,667
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.09%, 12/29/36 .... 4,468 5,271,550
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 3.59%, 12/29/36 .... 1,026 1,213,724
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.30%), 4.19%, 12/29/36 .... 945 1,124,046
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.89%, 12/28/40 .... 4,458 5,247,749
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.14%, 12/28/40 .... 2,283 2,686,188
Security
Par (000)
Par (000) Value
Italy (continued)
Series 2025-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.90%), 3.79%, 12/28/40 .... EUR 262 $ 310,683
AutoFlorence 2 SRL
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 0.75%), 2.65%,
12/24/44 ............... 145 170,130
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.15%), 3.05%,
12/24/44 ............... 67 78,493
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 2.35%), 4.25%,
12/24/44 ............... 36 42,291
AutoFlorence 3 SRL
Series 3, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.95%), 2.84%,
12/25/46 ............... 3,915 4,615,727
Series 3, Class B, (1-mo. EURIBOR
at 0.00% Floor + 2.35%), 4.24%,
12/25/46 ............... 323 385,721
Series 3, Class C, (1-mo. EURIBOR
at 0.00% Floor + 3.35%), 5.24%,
12/25/46 ............... 421 506,034
Series 3, Class D, (1-mo. EURIBOR
at 0.00% Floor + 5.35%), 7.24%,
12/25/46 ............... 294 354,704
Autoflorence 4 SRL
Series 4, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.05%), 3.02%,
12/24/44 ............... 2,358 2,773,333
Series 4, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.45%), 3.41%,
12/24/44 ............... 1,489 1,750,002
Brignole Co.
Series 2024, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.78%), 2.68%, 02/24/42 .... 7,876 9,270,000
Series 2024, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.10%, 02/24/42 .... 968 1,139,500
Series 2024, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 3.90%, 02/24/42 .... 347 410,110
Series 2024, Class D, (1-mo.
EURIBOR at 0.00% Floor +
4.00%), 5.90%, 02/24/42 .... 394 468,005
Fulvia Spv SRL
Series 2025-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.90%), 2.90%, 12/23/41 .... 2,564 3,013,945
Series 2025-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.15%, 12/23/41 .... 1,212 1,422,925
Golden Bar Securitisation SRL
Series 2023-2, Class B, (3-mo.
EURIBOR at 0.00% Floor +
2.90%), 4.93%, 09/22/43 .... 1,649 1,975,929
Series 2023-2, Class C, (3-mo.
EURIBOR at 0.00% Floor +
3.60%), 5.64%, 09/22/43 .... 2,017 2,428,298
Series 2023-2, Class D, (3-mo.
EURIBOR at 0.00% Floor +
5.70%), 7.73%, 09/22/43 .... 1,697 2,063,151
Series 2024-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.53%, 09/22/43 .... 3,467 4,094,433

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Series 2025-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.00%), 3.04%, 12/20/44 .... EUR 3,131 $ 3,687,378
Series 2025-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.29%, 12/20/44 .... 3,723 4,375,589
Series 2025-1, Class D, (3-mo.
EURIBOR at 0.00% Floor +
1.90%), 3.94%, 12/20/44 .... 1,706 2,018,149
Series 2025-2, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.90%), 2.94%, 12/22/44 .... 1,467 1,724,718
Series 2025-2, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.23%, 12/22/44 .... 1,327 1,561,421
Series 2025-2, Class D, (3-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.63%, 12/22/44 .... 573 674,786
Italian Stella Loans SRL
Series 2024-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 3.29%, 05/27/39 .... 908 1,075,345
Series 2024-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.15%), 4.04%, 05/27/39 .... 389 464,614
Quarzo SRL
Series 2024-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.70%, 06/15/41 .... 3,639 4,304,600
Series 2024-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
2.30%), 4.40%, 06/15/41 .... 643 765,140
Series 2024-1, Class D, (3-mo.
EURIBOR at 0.00% Floor +
3.70%), 5.80%, 06/15/41 .... 564 669,169
Red & Black Auto Italy SRL
Series 2, Class A1, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.89%, 07/28/34 .... 1,067 1,259,209
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.80%), 3.69%,
07/28/34 ............... 528 625,116
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.80%), 4.69%,
07/28/34 ............... 575 686,750
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 3.80%), 5.69%,
07/28/34 ............... 202 242,613
Series 3, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.81%), 2.70%,
07/28/36 ............... 4,922 5,798,994
Series 3, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.10%), 2.99%,
07/28/36 ............... 1,171 1,380,139
Series 3, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.50%), 3.39%,
07/28/36 ............... 587 692,697
Sunrise SPV 50 SRL, Series 2023-2,
Class A1, (1-mo. EURIBOR at
0.00% Floor + 1.00%), 2.89%,
07/27/48 ................. 1,179 1,388,868
Sunrise SPV 97 SRL
Series 2025-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.89%, 10/27/50 .... 3,677 4,323,795
Security
Par (000)
Par (000) Value
Italy (continued)
Series 2025-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.14%, 10/27/50 .... EUR 4,055 $ 4,735,047
Series 2025-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.55%), 3.44%, 10/27/50 .... 1,521 1,783,128
Youni Italy SRL
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.88%), 2.77%, 04/25/34 .... 5,799 6,831,258
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 3.59%, 04/25/34 .... 1,001 1,185,308
Series 2025-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.75%), 3.70%, 01/25/36 .... 284 333,798
Series 2025-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.90%), 4.85%, 01/25/36 .... 479 562,986
131,719,618
Jersey, Channel Islands — 0.7%
AGL CLO 23 Ltd.
(a)(c)
Series 2022-23A, Class A1R, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.15%), 5.03%, 04/20/38 ... USD 9,000 8,989,952
Series 2022-23A, Class BR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.55%), 5.43%, 04/20/38 ... 500 501,296
AIMCO CLO 22 Ltd., Series 2024-22A,
Class E, (3-mo. CME Term SOFR
at 6.50% Floor + 6.50%), 10.38%,
04/19/37
(a) (c)
............... 1,500 1,516,070
Ares Loan Funding IV Ltd., Series
2023-ALF4A, Class D1R, (3-mo.
CME Term SOFR at 2.75% Floor +
2.75%), 6.65%, 10/15/38
(a) (c)
.... 1,000 1,003,772
Ares LXVI CLO Ltd.
(a)(c)
Series 2022-66A, Class A1R2, (3-
mo. CME Term SOFR at 1.27%
Floor + 1.27%), 5.33%, 10/25/38 7,425 7,444,955
Series 2022-66A, Class CR2, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 5.96%, 10/25/38 ... 4,750 4,769,295
Atlas Senior Loan Fund XXII Ltd.,
Series 2023-22A, Class A1, (3-mo.
CME Term SOFR at 1.98% Floor +
1.98%), 5.86%, 01/20/36
(a) (c)
.... 17,000 17,020,210
Benefit Street Partners CLO XXVIII Ltd.,
Series 2022-28A, Class AR, (3-mo.
CME Term SOFR at 1.35% Floor +
1.35%), 5.23%, 10/20/37
(a) (c)
.... 1,220 1,224,852
Birch Grove CLO 6 Ltd., Series 2023-
6A, Class A1R, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%),
5.75%, 07/20/37
(a) (c)
.......... 5,000 5,016,900
Birch Grove CLO 7 Ltd., Series 2023-
7A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%),
5.14%, 10/20/38
(a) (c)
.......... 23,450 23,491,035
Birch Grove CLO 8 Ltd., Series 2024-
8A, Class A1, (3-mo. CME Term
SOFR at 1.63% Floor + 1.63%),
5.51%, 04/20/37
(a) (c)
.......... 25,259 25,341,079

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
Blueberry Park CLO Ltd., Series
2024-1A, Class E, (3-mo. CME Term
SOFR at 5.35% Floor + 5.35%),
9.23%, 10/20/37
(a) (c)
.......... USD 2,000 $ 2,010,564
Canyon Capital CLO Ltd., Series 2022-
2A, Class A1R, (3-mo. CME Term
SOFR at 1.18% Floor + 1.18%),
5.08%, 04/15/38
(a) (c)
.......... 4,750 4,748,037
Capital Four US CLO II Ltd., Series
2022-1A, Class AR, (3-mo. CME
Term SOFR at 1.90% Floor +
1.90%), 5.78%, 01/20/37
(a) (c)
.... 15,580 15,609,082
CarVal CLO VIII-C Ltd., Series 2022-
2A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.28%, 10/22/37
(a) (c)
.......... 15,750 15,802,243
GoldenTree Loan Management US
CLO 16 Ltd., Series 2022-16A,
Class ARR, (3-mo. CME Term SOFR
at 1.12% Floor + 1.12%), 5.00%,
01/20/38
(a) (c)
............... 3,500 3,496,860
GoldenTree Loan Management US
CLO 19 Ltd.
(a)(c)
Series 2024-19A, Class E, (3-mo.
CME Term SOFR at 6.00% Floor
+ 6.00%), 9.88%, 04/20/37 ... 825 830,571
Series 2024-19A, Class F, (3-mo.
CME Term SOFR at 7.75% Floor
+ 7.75%), 11.63%, 04/20/37 .. 2,360 2,281,898
GoldenTree Loan Management US
CLO 21 Ltd., Series 2024-21A,
Class F, (3-mo. CME Term SOFR
at 7.83% Floor + 7.83%), 11.71%,
07/20/37
(a) (c)
............... 1,750 1,695,117
Golub Capital Partners CLO 64B-R Ltd.,
Series 2022-64A, Class AR, (3-mo.
CME Term SOFR at 1.36% Floor +
1.36%), 5.22%, 10/25/37
(a) (c)
.... 1,000 1,003,310
Golub Capital Partners CLO 76 B
Ltd.
(a)(c)
Series 2024-76A, Class A1, (3-mo.
CME Term SOFR at 1.37% Floor
+ 1.37%), 5.23%, 10/25/37 ... 5,530 5,550,118
Series 2024-76A, Class B, (3-mo.
CME Term SOFR at 1.67% Floor
+ 1.67%), 5.53%, 10/25/37 ... 310 310,682
Series 2024-76A, Class C, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 5.76%, 10/25/37 ... 310 311,243
Series 2024-76A, Class D1, (3-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 6.76%, 10/25/37 ... 310 309,543
HalseyPoint CLO 7 Ltd., Series 2023-
7A, Class A1R, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%),
5.33%, 07/20/38
(a) (c)
.......... 3,000 3,010,122
Hamlin Park CLO Ltd., Series 2024-1A,
Class A, (3-mo. CME Term SOFR
at 1.34% Floor + 1.34%), 5.22%,
10/20/37
(a) (c)
............... 9,750 9,790,385
Invesco US CLO Ltd., Series 2023-3A,
Class AR, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 5.21%,
07/15/38
(a) (c)
............... 5,750 5,768,499
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
Juniper Valley Park CLO Ltd., Series
2023-1A, Class ARR, (3-mo. CME
Term SOFR at 1.08% Floor +
1.08%), 4.96%, 07/20/36
(a) (c)
.... USD 370 $ 369,631
MidOcean Credit CLO XV Ltd., Series
2024-15A, Class D, (3-mo. CME
Term SOFR at 3.35% Floor +
3.35%), 7.22%, 07/21/37
(a) (c)
.... 750 753,050
OCP Aegis CLO Ltd., Series 2024-39A,
Class A1, (3-mo. CME Term SOFR
at 1.22% Floor + 1.22%), 5.11%,
01/16/37
(a) (c)
............... 4,410 4,407,347
OCP CLO Ltd.
(c)
Series 2024-34A, Class D2, (3-mo.
CME Term SOFR at 4.35% Floor
+ 4.35%), 8.25%, 10/15/37
(a)
.. 3,410 3,395,294
Series 2024-35A, Class E, (3-mo.
CME Term SOFR at 5.90% Floor
+ 5.90%), 9.76%, 10/25/37
(a)
.. 1,350 1,364,275
Series 2024-37A, Class A1, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.26%, 10/15/37
(a)
.. 4,820 4,837,453
Series 2024-37A, Class B2, 4.94%,
10/15/37 ............... 3,220 3,120,476
Series 2024-38A, Class A, (3-mo.
CME Term SOFR at 1.33% Floor
+ 1.33%), 5.20%, 01/21/38
(a)
.. 7,400 7,428,046
Orion CLO Ltd., Series 2023-1A, Class
A1R, (3-mo. CME Term SOFR
at 1.22% Floor + 1.22%), 5.13%,
10/25/38
(a) (c)
............... 24,750 24,789,320
Pikes Peak CLO 12 Ltd., Series 2023-
12A, Class AR, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%),
5.10%, 04/20/38
(a) (c)
.......... 3,695 3,701,017
Pikes Peak CLO 14 Ltd., Series 2023-
14A, Class A1R, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%),
5.26%, 07/20/38
(a) (c)
.......... 4,750 4,767,340
Pikes Peak CLO 15 Ltd.
(a)(c)
Series 2023-15A, Class AR, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.22%), 5.10%, 10/20/38 ... 2,000 2,003,043
Series 2023-15A, Class CR, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 5.78%, 10/20/38 ... 2,000 2,008,154
Series 2023-15A, Class D1R, (3-mo.
CME Term SOFR at 2.80% Floor
+ 2.80%), 6.68%, 10/20/38 ... 4,500 4,525,329
Regatta XXVII Funding Ltd., Series
2024-1A, Class E, (3-mo. CME Term
SOFR at 6.50% Floor + 6.50%),
10.36%, 04/26/37
(a) (c)
......... 1,250 1,256,695
Signal Peak CLO 12 Ltd.
(a)(c)
Series 2022-12A, Class A1R, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.28%, 07/18/37 ... 2,000 2,006,864
Series 2022-12A, Class X, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 5.18%, 07/18/37 ... 3,300 3,300,024
Silver Point CLO 1 Ltd., Series 2022-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%),
5.20%, 01/20/38
(a) (c)
.......... 3,000 3,010,812

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
Silver Point CLO 3 Ltd., Series 2023-
3A, Class A1R, (3-mo. CME Term
SOFR + 1.26%), 5.01%, 01/18/39
(a) (c)
USD 1,840 $ 1,844,255
Symphony CLO 30 Ltd., Series 2023-
30A, Class B1R, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%),
5.83%, 10/20/37
(a) (c)
.......... 1,750 1,754,992
Unity-Peace Park CLO Ltd., Series
2022-1A, Class D, (3-mo. CME Term
SOFR at 3.50% Floor + 3.50%),
7.38%, 04/20/35
(a) (c)
.......... 3,750 3,750,882
Valley Stream Park CLO Ltd.
(a)(c)
Series 2022-1A, Class ARR, (3-mo.
CME Term SOFR at 1.19% Floor
+ 1.19%), 5.07%, 01/20/37 ... 9,750 9,754,288
Series 2022-1A, Class E1RR, (3-mo.
CME Term SOFR at 5.25% Floor
+ 5.25%), 9.13%, 01/20/37 ... 10,685 10,576,171
Vantage Data Centers Jersey Borrower
Spv Ltd.
(b)
Series 2024-1X,  6.17%, 05/28/39 GBP 17,970 24,778,208
Series 2024-1X, Class B, 6.34%,
05/28/39 ............... 6,666 8,984,051
Verdelite Static CLO Ltd.
(a)(c)
Series 2024-1A, Class A, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.13%), 5.01%, 07/20/32 ... USD 4,866 4,867,684
Series 2024-1A, Class B, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.53%, 07/20/32 ... 2,000 2,001,022
Warwick Capital CLO 1 Ltd., Series
2023-1A, Class AR, (3-mo. CME
Term SOFR at 1.28% Floor +
1.28%), 5.25%, 10/20/38
(a) (c)
.... 2,510 2,516,449
Wehle Park CLO Ltd.
(a)(c)
Series 2022-1A, Class A1R, (3-mo.
CME Term SOFR at 1.24% Floor
+ 1.24%), 5.19%, 10/21/38 ... 4,520 4,529,312
Series 2022-1A, Class D1R, (3-mo.
CME Term SOFR at 2.70% Floor
+ 2.70%), 6.65%, 10/21/38 ... 1,500 1,503,989
Wellington Management CLO 4 Ltd.,
Series 2025-4A, Class A, (3-mo.
CME Term SOFR at 1.15% Floor +
1.15%), 5.03%, 04/18/38
(a) (c)
.... 2,400 2,397,070
Wildwood Park CLO Ltd.
(a)(c)
Series 2024-1A, Class A, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.24%, 10/20/37 ... 6,750 6,775,130
Series 2024-1A, Class E, (3-mo.
CME Term SOFR at 5.75% Floor
+ 5.75%), 9.63%, 10/20/37 ... 1,600 1,615,599
333,540,962
Luxembourg — 0.3%
(b)
Asset-Backed European Securitisation
Transaction Twenty-Three SARL
(a)
Series 23, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.22%, 03/21/34 .... EUR 2,506 2,962,207
Series 23, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.52%, 03/21/34 .... 1,037 1,226,111
Series 23, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.90%), 3.82%, 03/21/34 .... 519 613,889
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Series 23, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.40%), 4.32%, 03/21/34 .... EUR 432 $ 512,840
Auto1 Car Funding SARL
(a)
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 0.85%), 2.78%,
07/16/35 ............... 1,120 1,313,133
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.30%), 3.23%,
07/16/35 ............... 747 877,008
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.70%), 2.63%, 12/15/33 .... 2,092 2,463,057
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.44%, 12/15/33 .... 300 354,004
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.50%), 5.43%, 12/15/33 .... 300 362,783
Compartment BL Consumer Credit,
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor + 0.90%),
2.79%, 09/25/41
(a)
........... 1,236 1,449,227
Compartment Driver UK Ten, Series 10,
Class B, (Sterling Overnight Index
Average at 0.00% Floor + 1.00%),
4.72%, 04/25/33
(a)
........... GBP 2,700 3,640,349
ECARAT DE SA Compartment
(a)
Series 2025-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.80%), 2.69%, 02/25/37 .... EUR 1,300 1,524,191
Series 2025-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.05%), 2.94%, 02/25/37 .... 400 469,532
ECARAT DE SA Compartment Lease
(a)
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.89%, 05/25/34 .... 3,600 4,239,829
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.14%, 05/25/34 .... 4,200 4,950,771
FACT SA, Series 2024-1, Class B,
(1-mo. EURIBOR at 0.00% Floor +
1.05%), 2.97%, 09/22/31
(a)
..... 2,400 2,827,957
First Mobility SARL, Series 2025-1,
Class B, (1-mo. EURIBOR at 0.00%
Floor + 0.90%), 2.84%, 10/14/32
(a)
2,100 2,469,480
Golden Ray SA Compartment 1
(a)
Series 1, Class A2, (1-mo.
EURIBOR at 0.00% Floor +
0.80%), 2.69%, 12/27/57 .... 2,895 3,400,363
Series 1, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.50%), 3.39%,
12/27/57 ............... 500 585,036
Series 1, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.00%), 3.89%,
12/27/57 ............... 300 350,581
Golden Ray SA Compartment 2
(a)
Series 2, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.94%), 2.86%,
12/27/58 ............... 9,300 10,935,076
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.10%), 3.02%,
12/27/58 ............... 700 822,745

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.50%), 3.41%,
12/27/58 ............... EUR 300 $ 352,605
Pony SA
(a)
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.85%), 2.78%, 01/14/33 .... 1,075 1,262,732
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.13%, 01/14/33 .... 538 632,702
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.65%), 3.58%, 01/14/33 .... 358 423,079
RevoCar SA Compartment
(a)
Series 2025-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.80%), 2.69%, 08/25/38 .... 700 819,960
Series 2025-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.05%), 2.94%, 08/25/38 .... 300 351,211
SC Austria SARL
(a)
Series 2025-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.09%, 07/25/41 .... 4,602 5,417,735
Series 2025-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.45%), 3.44%, 07/25/41 .... 4,903 5,778,058
Series 2025-1, Class D, (3-mo.
EURIBOR at 0.00% Floor +
1.80%), 3.79%, 07/25/41 .... 4,188 4,938,442
SC Germany SA Compartment
Consumer
(a)
Series 2020-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.75%), 3.68%, 11/14/34 ..... 397 467,800
Series 2020-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.50%), 4.43%, 11/14/34 ..... 163 192,006
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.94%, 01/14/38 .... 1,785 2,100,073
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.23%, 01/14/38 .... 10,524 12,366,134
Series 2024-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.04%, 05/14/38 .... 3,000 3,529,792
Series 2024-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 3.34%, 05/14/38 .... 2,300 2,709,028
Series 2024-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 3.63%, 05/14/38 .... 1,600 1,882,590
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 2.89%, 12/14/38 .... 2,800 3,276,470
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.13%, 12/14/38 .... 1,700 1,989,279
Series 2025-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.75%), 3.68%, 12/14/38 .... 1,300 1,532,522
Series 2025-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 2.89%, 12/15/38 .... 4,600 5,415,883
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Series 2025-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.08%, 12/15/38 .... EUR 1,800 $ 2,115,775
Series 2025-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.44%, 12/15/38 .... 2,600 3,056,113
SC Germany SA Compartment
Leasing
(a)
Series 2023-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 3.94%, 12/14/32 .... 543 642,405
Series 2023-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.00%), 4.93%, 12/14/32 .... 494 586,715
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.85%), 2.78%, 09/14/36 .... 1,300 1,526,736
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.94%, 09/14/36 .... 1,000 1,172,131
TREVA Equipment Finance SA-
Compartment, Series 2024-1, Class
B, (1-mo. EURIBOR at 0.00% Floor
+ 0.90%), 2.82%, 01/20/35
(a)
.... 1,332 1,565,761
Vantage Data Centers Germany
Borrower Lux SARL, Series 2025-
1X, Class A2, 4.29%, 06/28/50 ... 13,812 16,383,533
130,837,439
Netherlands — 0.1%
(a)(b)
Aurorus BV
Series 2023-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.23%, 08/13/49 .... 2,866 3,378,220
Series 2023-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 4.03%, 08/13/49 .... 569 673,681
Series 2023-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.20%), 5.13%, 08/13/49 .... 825 980,681
Hill FL BV
  (1M EURIBOR + 0.95%), 2.89%,
10/18/33 ............... 4,199 4,934,656
Series 2024-1FL, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.04%, 02/18/32 .... 546 641,941
Series 2024-1FL, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.05%), 3.99%, 02/18/32 .... 614 725,102
Series 2024-1FL, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.20%), 5.14%, 02/18/32 .... 137 161,055
Series 2024-2FL, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.72%), 2.66%, 10/18/32 .... 3,455 4,056,509
Series 2024-2FL, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.95%), 3.89%, 10/18/32 .... 450 522,956
Series 2025-1FL, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.19%, 10/18/32 .... 6,346 7,460,862
Series 2025-1FL, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.64%), 4.58%, 10/18/32 .... 5,059 5,947,507

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
HIVE BV
Series 2025-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.80%), 2.72%, 11/21/45 ..... EUR 10,480 $ 12,327,752
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.35%), 3.27%, 11/21/45 ..... 2,526 2,970,245
Mila BV
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.69%), 2.62%, 09/16/41 .... 5,339 6,281,821
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 2.88%, 09/16/41 .... 293 343,735
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.45%), 3.38%, 09/16/41 .... 217 256,515
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 3.93%, 09/16/41 .... 153 180,180
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.85%), 2.76%, 10/12/42 .... 500 586,878
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.01%, 10/12/42 .... 300 352,300
Series 2025-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.35%), 3.26%, 10/12/42 .... 1,200 1,400,356
Series 2025-1, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.72%), 4.63%, 10/12/42 .... 800 937,136
55,120,088
Portugal — 0.1%
(a)(b)
GAMMA Sociedade de Titularizacao de
Creditos, Series 2, Class A, (3-mo.
EURIBOR at 0.00% Floor + 0.90%),
2.95%, 02/25/34 ............ 3,865 4,559,001
GAMMA Sociedade de Titularizacao de
Creditos SA Consumer Totta 3
Series 3, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.20%), 3.24%,
10/25/35 ............... 1,300 1,530,333
Series 3, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.50%), 3.54%,
10/25/35 ............... 900 1,058,082
Series 3, Class D, (3-mo. EURIBOR
at 0.00% Floor + 2.65%), 4.69%,
10/25/35 ............... 600 705,378
TAGUS - Sociedade de Titularizacao de
Creditos SA
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.80%), 3.69%,
10/27/42 ............... 1,234 1,459,528
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.60%), 4.49%,
10/27/42 ............... 540 640,868
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 2.85%), 4.76%,
09/23/38 ............... 297 342,090
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 4.00%), 5.89%,
10/27/42 ............... 1,079 1,283,817
Security
Par (000)
Par (000) Value
Portugal (continued)
Series 3, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.93%), 2.82%,
10/27/43 ............... EUR 11,400 $ 13,414,978
Series 3, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.40%), 3.29%,
10/27/43 ............... 700 822,841
Series 3, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.65%), 3.54%,
10/27/43 ............... 200 235,097
Series 3, Class D, (1-mo. EURIBOR
at 0.00% Floor + 3.00%), 4.89%,
10/27/43 ............... 1,200 1,410,573
Series 3, Class E, (1-mo. EURIBOR
at 0.00% Floor + 4.40%), 6.29%,
10/27/43 ............... 800 942,340
Series 6, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.20%), 3.22%,
12/25/39 ............... 2,200 2,585,872
Series 6, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.70%), 3.72%,
12/25/39 ............... 1,800 2,117,221
33,108,019
Singapore — 0.0%
Bayfront Infrastructure Capital Pte.
Ltd.
(a)(b)(f)
Series 2025-1, Class A1, (1-day
SOFR at 1.30% Floor + 1.30%),
4.99%, 04/11/45 .......... USD 3,085 3,089,110
Series 2025-1, Class A1SU, (1-day
SOFR at 1.29% Floor + 1.29%),
4.98%, 04/11/45 .......... 3,695 3,698,463
6,787,573
Spain — 0.1%
(b)
Auto ABS Spanish Loans FT
(a)
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.85%), 2.74%, 09/28/38 .... EUR 8,793 10,358,371
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.19%, 09/28/38 .... 3,227 3,805,548
AutoNoria Spain FT
(a)
Series 2021-SP, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.80%), 2.69%, 01/31/39 .... 248 290,816
Series 2021-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.05%), 2.94%, 01/31/39 .... 400 469,793
Series 2021-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.55%), 3.44%, 01/31/39 .... 171 201,903
Series 2021-SP, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.65%), 4.54%, 01/31/39 .... 95 111,998
Series 2021-SP, Class F, (1-mo.
EURIBOR at 0.00% Floor +
3.90%), 5.79%, 01/31/39 .... 38 44,712
Series 2022-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.80%), 4.69%, 01/27/40 .... 596 714,628
Series 2022-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
4.20%), 6.09%, 01/28/40 .... 149 181,215
Series 2022-SP, Class E, (1-mo.
EURIBOR at 0.00% Floor +
7.00%), 8.89%, 01/29/40 .... 857 1,051,053

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain (continued)
Series 2023-SP, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.70%), 2.59%, 09/30/41 .... EUR 3,175 $ 3,739,059
Series 2023-SP, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.04%, 09/30/41 .... 284 334,348
Series 2023-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 3.89%, 09/30/41 .... 964 1,149,051
Series 2023-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.90%), 4.79%, 09/30/41 .... 340 408,664
Series 2025-SP, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.89%, 04/30/43 .... 3,300 3,881,084
Series 2025-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.09%, 04/30/43 .... 2,800 3,290,563
Series 2025-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.39%, 04/30/43 .... 1,400 1,644,365
Series 2025-SP, Class E, (1-mo.
EURIBOR at 0.00% Floor +
3.00%), 4.89%, 04/30/43 .... 1,500 1,778,771
BBVA Consumer Auto FT
(a)
Series 2025-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.00%), 3.05%, 05/19/42 .... 1,663 1,954,382
Series 2025-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.35%, 05/19/42 .... 1,956 2,305,108
Fondo de Titulizacion Santander
Consumo 9
(a)
Series 9, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.00%), 3.02%,
10/25/40 ............... 2,000 2,350,351
Series 9, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.40%), 3.42%,
10/25/40 ............... 4,000 4,699,474
FT Santander Consumer Spain Auto
Series 2020-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.95%), 2.99%, 03/21/33
(a)
... 155 182,409
Series 2020-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.95%), 3.98%, 03/21/33
(a)
... 47 54,734
Series 2020-1, Class D, 3.50%,
03/21/33 ............... 78 91,072
Series 2025-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.23%, 09/17/43
(a)
... 2,100 2,471,143
FTA Consumo Santander
(a)
Series 7, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.30%), 3.30%,
07/20/38 ............... 2,855 3,365,107
Series 7, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.65%), 3.65%,
07/20/38 ............... 2,355 2,774,123
Santander Consumo 8 Fondo de
Titulizacion
(a)
Series 8, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.20%), 3.21%,
01/21/40 ............... 2,700 3,187,334
Series 8, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.50%), 3.51%,
01/21/40 ............... 2,900 3,419,419
Security
Par (000)
Par (000) Value
Spain (continued)
Series 8, Class D, (3-mo. EURIBOR
at 0.00% Floor + 2.75%), 4.76%,
01/21/40 ............... EUR 1,000 $ 1,175,989
61,486,587
Switzerland — 0.0%
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-CF2,
Class 1B, 6.00%, 01/25/43
(c) (g)
... USD 603 510,020
United Kingdom — 0.8%
Armada Euro CLO VI DAC, Series 6A,
Class D, (3-mo. EURIBOR at 3.75%
Floor + 3.75%), 5.76%, 07/15/37
(a) (c)
EUR 830 975,418
Asimi Funding plc
(a)(b)
Series 2024-1, Class B, (Sterling
Overnight Index Average +
1.35%), 5.08%, 09/16/31 .... GBP 504 680,153
Series 2024-1, Class C, (Sterling
Overnight Index Average +
1.95%), 5.68%, 09/16/31 .... 1,654 2,233,795
Series 2025-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 4.68%,
05/16/32 ............... 2,278 3,078,339
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
05/16/32 ............... 2,255 3,046,210
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.75%), 5.48%,
05/16/32 ............... 1,910 2,578,405
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.40%), 6.13%,
05/16/32 ............... 521 702,989
Series 2025-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.24%,
12/16/32 ............... 822 1,107,869
Series 2025-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.75%), 5.49%,
12/16/32 ............... 694 935,353
Series 2025-2, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 2.80%), 6.54%,
12/16/32 ............... 1,571 2,117,818
Series 2025-2, Class F, (Sterling
Overnight Index Average at
0.00% Floor + 4.80%), 8.54%,
12/16/32 ............... 1,784 2,397,723
Cardiff Auto Receivables Securitisation
plc
(a)(b)
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
08/20/31 ............... 2,918 3,944,119
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.63%,
08/20/31 ............... 5,216 7,061,182
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.60%), 6.33%,
08/20/31 ............... 3,951 5,361,923

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Delamare Cards MTN Issuer plc,
Series 2023-1, Class A1, (Sterling
Overnight Index Average at 0.00%
Floor + 0.80%), 4.53%, 04/19/31
(a) (b)
GBP 3,454 $ 4,658,301
Dowson plc
(a)(b)
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.98%,
08/20/31 ............... 3,281 4,428,683
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.33%,
08/20/31 ............... 2,490 3,348,542
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.35%), 6.08%,
08/20/31 ............... 631 844,542
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.95%), 7.68%,
08/20/31 ............... 1,212 1,626,300
Series 2024-1, Class F, (Sterling
Overnight Index Average at
0.00% Floor + 6.95%), 10.68%,
08/20/31 ............... 1,476 1,961,873
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.23%,
12/20/32 ............... 1,248 1,682,359
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.63%,
12/20/32 ............... 1,079 1,454,501
Series 2025-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 2.90%), 6.63%,
12/20/32 ............... 1,229 1,656,655
Series 2025-1, Class F, (Sterling
Overnight Index Average at
0.00% Floor + 5.25%), 8.98%,
12/20/32 ............... 1,970 2,655,483
Greene King Finance plc
Series A6,  4.06%, 03/15/35
(b)
... 2,769 3,542,780
Series B1,  (Sterling Overnight
Index Average + 1.92%), 5.65%,
12/15/34
(a)
.............. 2,472 3,061,750
Series B2,  (Sterling Overnight
Index Average at 2.08% Floor +
2.20%), 5.93%, 03/15/36
(a) (b)
.. 100 122,841
Hermitage 2024 plc
(a)(b)
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 4.63%,
04/21/33 ............... 3,828 5,170,734
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.98%,
04/21/33 ............... 1,143 1,542,236
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.33%,
04/21/33 ............... 1,194 1,612,948
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.90%), 7.63%,
04/21/33 ............... 748 1,017,343
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Hermitage plc
(a)(b)
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.45%), 6.18%,
09/21/33 ............... GBP 168 $ 225,867
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.35%), 6.08%,
04/21/33 ............... 497 674,348
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 4.83%,
04/21/33 ............... 1,960 2,637,654
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
04/21/33 ............... 2,498 3,363,361
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.43%,
04/21/33 ............... 1,709 2,302,704
Series 2025-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.20%), 6.93%,
04/21/33 ............... 928 1,254,752
ICG US CLO Ltd., Series 2014-2A,
Class BRR, (3-mo. CME Term SOFR
at 0.26% Floor + 1.71%), 5.62%,
01/15/31
(a) (c)
............... USD 637 637,544
London Cards No. 1 plc, Series 1, Class
B, (Sterling Overnight Index Average
at 0.00% Floor + 3.75%), 7.48%,
05/15/33
(a) (b)
............... GBP 1,425 1,938,354
London Cards No. 2 plc
(a)(b)
Series 2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.12%,
03/28/34 ............... 1,383 1,876,683
Series 2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.22%,
03/28/34 ............... 1,708 2,331,183
Series 2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.45%), 7.17%,
03/28/34 ............... 1,784 2,438,116
Series 2, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 5.50%), 9.22%,
03/28/34 ............... 2,066 2,850,949
London Cards No. 3 plc, Series 3X,
Class C, (Sterling Overnight Index
Average at 0.00% Floor + 2.00%),
5.73%, 12/15/35
(a) (b)
.......... 5,827 7,856,767
London Cards No3 plc
(a)(b)
Series 3X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 4.63%,
12/15/35 ............... 7,596 10,249,308
Series 3X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.23%,
12/15/35 ............... 5,297 7,142,176

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Morglas Abs plc, Series 2025-1, Class
A, (Sterling Overnight Index Average
at 0.00% Floor + 0.80%), 4.53%,
09/15/40
(a) (b)
............... GBP 8,896 $ 11,997,472
Newday Funding
(a)(b)
Series 2024-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.18%), 4.91%,
03/15/32 ............... 1,910 2,588,037
Series 2024-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 5.38%,
03/15/32 ............... 3,309 4,486,406
Series 2024-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.40%), 6.13%,
03/15/32 ............... 3,128 4,276,463
Newday Funding Master Issuer plc
(a)(b)
Series 2023-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.70%), 6.43%,
11/15/31 ............... 4,377 5,979,255
Series 2023-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.70%), 7.43%,
11/15/31 ............... 5,555 7,620,577
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
07/15/32 ............... 1,949 2,633,615
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.63%,
07/15/32 ............... 2,323 3,144,326
Series 2024-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.65%), 6.38%,
07/15/32 ............... 4,901 6,651,563
Series 2024-3X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.03%,
11/15/32 ............... 2,090 2,822,641
Series 2024-3X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.33%,
11/15/32 ............... 3,087 4,159,957
Series 2025-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.85%), 4.58%,
04/15/33 ............... 6,990 9,442,324
Series 2025-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.18%,
04/15/33 ............... 4,581 6,156,311
Series 2025-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.05%), 4.78%,
07/15/33 ............... 3,002 4,037,939
Series 2025-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.23%,
07/15/33 ............... 3,307 4,448,176
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Newday Funding Master Issuer plc-
(a)(b)
Series 2024-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 4.63%,
07/15/32 ............... GBP 9,773 $ 13,204,117
Series 2025-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 4.88%,
04/15/33 ............... 2,829 3,806,582
PCL Funding IX plc
(a)(b)
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 4.63%,
07/16/29 ............... 22,145 29,919,128
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.03%,
07/16/29 ............... 2,320 3,135,000
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.15%), 5.88%,
07/16/29 ............... 150 203,098
PCL Funding VIII plc
(a)(b)
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.23%,
05/15/28 ............... 1,125 1,524,660
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.50%), 7.23%,
05/15/28 ............... 712 966,192
Satus plc
(a)(b)
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 4.63%,
01/17/31 ............... 2,546 3,434,531
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.98%,
01/17/31 ............... 3,139 4,244,467
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.05%), 5.78%,
01/17/31 ............... 3,161 4,240,874
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.30%), 7.03%,
01/17/31 ............... 568 754,934
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 5.30%), 9.03%,
01/17/31 ............... 549 736,645
Tower Bridge Funding plc, Series 2022-
1X, Class A, (Sterling Overnight
Index Average at 0.00% Floor +
0.72%), 4.45%, 12/20/63
(a) (b)
.... 970 1,307,430
Trafford Centre Finance Ltd. (The),
Series B2, (Sterling Overnight
Index Average + 0.94%), 4.69%,
07/28/35
(a) (b)
............... 3,400 3,820,657
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(b)
.... 11,880 16,765,662
Zilch Finance 2 Ltd., (Daily SONIA +
3.50%), 7.23%, 10/26/27
(a) (f)
..... 35,695 48,114,941
341,012,913

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States — 6.9%
522 Funding CLO Ltd.
(a)(c)
Series 2018-3A, Class AR, (3-mo.
CME Term SOFR at 1.04% Floor
+ 1.30%), 5.19%, 10/20/31 ... USD 33 $ 32,805
Series 2018-3A, Class CR, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.31%), 6.20%, 10/20/31 ... 750 752,102
A10 Issuer LLC, Series 2025-FL6,
Class A, (1-mo. CME Term SOFR
at 1.47% Floor + 1.47%), 5.51%,
05/15/42
(a) (c)
............... 5,888 5,876,983
ACE Securities Corp. Home Equity
Loan Trust
(a)
Series 2005-AG1, Class M2, (1-mo.
CME Term SOFR at 0.69% Floor
+ 0.80%), 4.54%, 08/25/35 ... 1,828 1,626,455
Series 2007-HE4, Class A2A, (1-mo.
CME Term SOFR at 0.26% Floor
+ 0.37%), 4.11%, 05/25/37 ... 6,799 1,005,900
Series 2007-HE4, Class A2C, (1-mo.
CME Term SOFR at 0.60% Floor
+ 0.71%), 4.45%, 05/25/37 ... 336 50,103
ACE Securities Manufactured Housing
Loan Trust, Series 2003-MH1,
0.00%, 08/15/30
(c)
........... 423 410,948
ACRES LLC, Series 2025-FL3, Class
A, (1-mo. CME Term SOFR at 1.62%
Floor + 1.62%), 5.35%, 08/18/40
(a) (c)
13,896 13,914,389
Affirm Asset Securitization Trust
(c)
Series 2024-A, Class A, 5.61%,
02/15/29 ............... 7,128 7,139,030
Series 2025-X1, Class C, 5.34%,
04/15/30 ............... 2,790 2,799,361
Series 2025-X2, Class A, 4.45%,
10/15/30 ............... 17,846 17,862,639
Series 2025-X2, Class B, 4.56%,
10/15/30 ............... 2,640 2,644,374
Series 2025-X2, Class C, 4.93%,
10/15/30 ............... 915 916,664
Affirm Master Trust
(c)
Series 2025-1A, Class A, 4.99%,
02/15/33 ............... 30,491 30,794,376
Series 2025-1A, Class B, 5.13%,
02/15/33 ............... 2,389 2,407,159
Ajax Mortgage Loan Trust
(c)
Series 2017-D, Class B, 0.00%,
12/25/57
(a)
.............. 4 1,290
Series 2020-C, Class C, 0.00%,
09/27/60 ............... 127 662
Series 2021-C, Class A, 6.11%,
01/25/61
(g)
.............. 11,190 11,190,050
Series 2021-C, Class B, 6.72%,
01/25/61
(g)
.............. 6,443 6,764,234
Series 2021-C, Class C, 0.00%,
01/25/61 ............... 14,779 15,333,608
Series 2021-D, Class A, 5.00%,
03/25/60
(g)
.............. 23,983 23,976,597
Series 2021-D, Class B, 7.00%,
03/25/60
(a)
.............. 11,393 12,549,970
Series 2021-D, Class C, 0.00%,
03/25/60
(a)
.............. 15,519 19,206,193
Series 2021-E, Class A1, 1.74%,
12/25/60
(a)
.............. 34,636 30,640,474
Series 2021-E, Class A2, 2.69%,
12/25/60
(a)
.............. 8,637 6,690,763
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-E, Class B1, 3.73%,
12/25/60
(a)
.............. USD 5,214 $ 3,674,514
Series 2021-E, Class B3, 3.90%,
12/25/60
(a)
.............. 16,848 9,145,058
Series 2021-E, Class M1, 2.94%,
12/25/60
(a)
.............. 8,544 6,173,553
Series 2021-E, Class SA, 0.00%,
12/25/60
(a)
.............. 78 37,033
Series 2021-E, Class XS, 0.00%,
12/25/60
(a)
.............. 153,029 5,002,625
Series 2021-F, Class A, 4.88%,
06/25/61
(g)
.............. 66,545 66,513,128
Series 2021-F, Class B, 6.75%,
06/25/61
(g)
.............. 25,067 24,929,271
Series 2021-F, Class C, 0.00%,
06/25/61 ............... 36,290 35,766,264
Series 2021-G, Class A, 4.88%,
06/25/61
(a)
.............. 50,013 49,987,066
Series 2021-G, Class B, 6.75%,
06/25/61
(a)
.............. 15,595 17,560,514
Series 2021-G, Class C, 0.00%,
06/25/61 ............... 26,697 27,193,150
Series 2023-B, Class A, 4.25%,
10/25/62
(g)
.............. 21,483 21,307,536
Series 2023-B, Class B, 4.25%,
10/25/62
(g)
.............. 3,314 3,254,120
Series 2023-B, Class C, 0.00%,
10/25/62 ............... 7,358 5,263,737
Series 2023-B, Class SA, 0.00%,
10/25/62
(h)
.............. 387 376,205
AMSR Trust
(c)
Series 2021-SFR1, Class F, 3.60%,
06/17/38 ............... 5,128 4,926,001
Series 2021-SFR2, Class F1, 3.28%,
08/17/38 ............... 6,744 6,647,948
Series 2023-SFR2, Class F2, 3.95%,
06/17/40 ............... 5,000 4,695,732
Apidos CLO XVIII-R, Series 2018-18A,
Class A1R2, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
5.19%, 01/22/38
(a) (c)
.......... 26,200 26,285,805
Aqua Finance Trust, Series 2021-A,
Class A, 1.54%, 07/17/46
(c)
..... 343 315,473
Arbor Realty Commercial Real Estate
Notes LLC, Series 2025-FL1, Class
A, (1-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.09%, 01/20/43
(a) (c)
12,698 12,672,340
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL1, Class
A, (SOFR 30 day Average at 1.45%
Floor + 1.45%), 5.43%, 01/15/37
(a) (c)
228 227,228
AREIT, Series 2025-CRE11, Class A,
(1-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 5.55%, 07/25/43
(a) (c)
11,482 11,494,910
Ares Direct Lending CLO LLC
(a)(c)
Series 2025-2A, Class A1, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.45%), 5.20%, 10/16/37 ... 6,250 6,255,098
Series 2025-4A, Class A1, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.07%, 01/20/39 ... 3,770 3,769,656
Argent Mortgage Loan Trust, Series
2005-W1, Class A2, (1-mo. CME
Term SOFR at 0.48% Floor +
0.59%), 4.33%, 05/25/35
(a)
..... 4,603 3,851,111

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Argent Securities Trust
(a)
Series 2006-M1, Class A2C, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 4.15%, 07/25/36 ... USD 6,728 $ 1,803,373
Series 2006-W2, Class A2C, (1-mo.
CME Term SOFR at 0.58% Floor
+ 0.69%), 4.43%, 03/25/36 ... 1,780 1,004,102
Audax Senior Debt CLO LLC, Series
2025-12A, Class A, (3-mo. CME
Term SOFR at 1.42% Floor +
1.42%), 5.28%, 04/22/37
(a) (c)
.... 4,660 4,660,000
Avoca CLO XXVIII DAC, Series 28A,
Class B1R, (3-mo. EURIBOR at
1.85% Floor + 1.85%), 3.88%,
10/15/37
(a) (c)
............... EUR 3,400 4,004,520
BankAmerica Manufactured Housing
Contract Trust
(a)
Series 1997-2, Class B1, 7.07%,
10/10/27 ............... USD 4,500 324,552
Series 1998-2, Class B1, 7.18%,
12/10/25 ............... 8,475 625,449
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(c)
..... 663 662,792
Battalion CLO XV Ltd., Series 2020-
15A, Class A1RR, (3-mo. CME Term
SOFR at 0.98% Floor + 0.98%),
4.86%, 01/17/33
(a) (c)
.......... 20,632 20,621,894
Bayview Financial Revolving Asset
Trust
(a)(c)
Series 2004-B, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 4.84%, 05/28/39 ... 14,871 12,325,504
Series 2004-B, Class A2, (1-mo.
CME Term SOFR at 1.30% Floor
+ 1.41%), 5.14%, 05/28/39 ... 312 145,840
Series 2005-A, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 4.84%, 02/28/40 ... 7,351 6,644,129
Series 2005-E, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 4.84%, 12/28/40 ... 285 290,007
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%,
06/15/30 ............... 7,777 460,374
Series 2000-A, Class A3, 7.83%,
06/15/30 ............... 7,219 441,312
Series 2000-A, Class A4, 8.29%,
06/15/30 ............... 5,207 336,998
BDS LLC, Series 2024-FL13, Class A,
(1-mo. CME Term SOFR at 1.58%
Floor + 1.58%), 5.31%, 09/19/39
(a) (c)
5,300 5,290,540
Bear Stearns Asset-Backed Securities
I Trust
(a)
Series 2004-HE7, Class M2, (1-mo.
CME Term SOFR at 1.73% Floor
+ 1.84%), 5.57%, 08/25/34 ... 13 12,636
Series 2006-HE1, Class 1M4, (1-mo.
CME Term SOFR at 1.02% Floor
+ 1.13%), 5.06%, 12/25/35 ... 5,758 5,692,140
Series 2006-HE7, Class 1A2, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 4.19%, 09/25/36 ... 1,255 1,235,984
Series 2006-HE8, Class 1A3, (1-mo.
CME Term SOFR at 0.52% Floor
+ 0.63%), 4.37%, 10/25/36 ... 1,091 1,075,371
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-HE2, Class 1A4, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 4.17%, 03/25/37 ... USD 2,441 $ 2,386,021
Series 2007-HE2, Class 22A, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.13%, 03/25/37 ... 1,398 1,328,625
Series 2007-HE2, Class 23A, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.13%, 03/25/37 ... 1,523 1,469,108
Series 2007-HE3, Class 1A4, (1-mo.
CME Term SOFR at 0.70% Floor
+ 0.81%), 4.55%, 04/25/37 ... 21,175 20,585,569
BHG Securitization Trust
(c)
Series 2021-A, Class A, 1.42%,
11/17/33 ............... 462 458,637
Series 2021-A, Class B, 2.79%,
11/17/33 ............... 1,995 1,964,898
Series 2021-B, Class C, 2.24%,
10/17/34 ............... 1,600 1,554,451
Series 2022-C, Class B, 5.93%,
10/17/35 ............... 1,039 1,041,857
BRAVO Residential Funding Trust,
Series 2024-CES2, Class A1A,
5.55%, 09/25/54
(c) (g)
.......... 7,587 7,632,063
Brex Commercial Charge Card Master
Trust, Series 2024-1, Class A1,
6.05%, 07/15/27
(c)
........... 6,223 6,241,794
Carlyle Direct Lending CLO LLC,
Series 2024-1A, Class AL1N, (3-mo.
CME Term SOFR at 1.68% Floor +
1.68%), 5.54%, 10/25/37
(a) (c)
.... 19,637 19,664,938
Carrington Mortgage Loan Trust
(a)
Series 2006-NC1, Class M2, (1-mo.
CME Term SOFR at 0.63% Floor
+ 0.74%), 4.48%, 01/25/36 ... 1,620 1,462,307
Series 2006-NC4, Class A3, (1-mo.
CME Term SOFR at 0.16% Floor
and 12.50% Cap + 0.27%),
4.01%, 10/25/36 .......... 503 493,717
Cascade MH Asset Trust, Series 2019-
MH1, Class A, 4.00%, 11/25/44
(a) (c)
12,692 12,243,791
C-BASS Trust
(a)
Series 2006-CB7, Class A4, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 4.17%, 10/25/36 ... 958 674,426
Series 2006-CB9, Class A4, (1-mo.
CME Term SOFR at 0.46% Floor
+ 0.57%), 4.31%, 11/25/36 ... 609 276,594
Cerberus Loan Funding XLIV LLC,
Series 2023-5A, Class A, (3-mo.
CME Term SOFR at 2.35% Floor +
2.35%), 6.25%, 01/15/36
(a) (c)
.... 4,750 4,760,769
CIT Mortgage Loan Trust
(a)(c)
Series 2007-1, Class 1M2, (1-mo.
CME Term SOFR at 2.63% Floor
+ 2.74%), 5.60%, 10/25/37 ... 3,538 3,548,351
Series 2007-1, Class 2M2, (1-mo.
CME Term SOFR at 2.63% Floor
+ 2.74%), 5.60%, 10/25/37 ... 1,803 1,778,804
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-
mo. CME Term SOFR at 0.20%
Floor + 0.31%), 4.05%, 05/25/37 11,023 7,527,555
Series 2007-AHL2, Class A3C, (1-
mo. CME Term SOFR at 0.27%
Floor + 0.38%), 4.12%, 05/25/37 5,007 3,421,628

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-AHL3, Class A3B, (1-
mo. CME Term SOFR at 0.17%
Floor + 0.28%), 4.02%, 07/25/45 USD 5,188 $ 3,670,819
Series 2007-AMC1, Class A1, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 4.17%, 12/25/36
(c)
.. 6,136 3,456,337
Coinstar Funding LLC, Series 2017-1A,
Class A2, 5.22%, 04/25/47
(c)
.... 7,320 8,366,760
College Ave Student Loans Trust,
Series 2024-A, Class A1B, (SOFR
30 day Average at 1.75% Floor +
1.75%), 5.62%, 06/25/54
(a) (c)
.... 14,092 14,292,918
College Avenue Student Loans LLC
(c)
Series 2021-A, Class B, 2.32%,
07/25/51 ............... 3,589 3,346,934
Series 2021-A, Class C, 2.92%,
07/25/51 ............... 686 651,879
Series 2021-B, Class B, 2.42%,
06/25/52 ............... 1,160 1,065,364
Series 2021-B, Class C, 2.72%,
06/25/52 ............... 526 489,444
Series 2021-B, Class D, 3.78%,
06/25/52 ............... 126 117,838
Compass Datacenters Issuer II LLC,
Series 2025-2A, Class A1, 4.93%,
11/25/50
(c)
................. 13,426 13,400,066
Compass Datacenters Issuer III LLC,
Series 2025-3A, Class A2, 5.29%,
07/25/50
(c)
................ 22,056 22,188,521
Concord Music Royalties LLC, Series
2024-1A, Class A, 5.64%, 10/20/74
(c)
11,031 11,129,809
Conseco Finance Corp.
(a)
Series 1996-10, Class B1, 7.24%,
11/15/28 ............... 853 864,299
Series 1997-3, Class M1, 7.53%,
03/15/28 ............... 907 920,899
Series 1997-6, Class M1, 7.21%,
01/15/29 ............... 607 617,009
Series 1998-4, Class M1, 6.83%,
04/01/30 ............... 312 317,362
Series 1998-6, Class M1, 6.63%,
06/01/30 ............... 860 873,308
Series 1999-5, Class A5, 7.86%,
03/01/30 ............... 2,420 629,325
Series 1999-5, Class A6, 7.50%,
03/01/30 ............... 2,596 645,874
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%,
09/01/29
(a)
.............. 4,152 497,046
Series 2000-4, Class A6, 8.31%,
05/01/32
(a)
.............. 5,128 641,297
Series 2000-5, Class A6, 7.96%,
05/01/31 ............... 6,271 1,121,567
Series 2000-5, Class A7, 8.20%,
05/01/31 ............... 11,418 2,103,725
Consolidated Communications LLC,
Series 2025-4A, Class C, 8.10%,
12/20/55
(c)
................ 22,500 22,951,667
Credit-Based Asset Servicing &
Securitization LLC
Series 2006-CB2, Class AF4, 2.92%,
12/25/36
(g)
.............. 910 744,601
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(c) (g)
............. 633 631,619
Series 2006-MH1, Class B2, 6.75%,
10/25/36
(c) (g)
............. 5,709 4,814,392
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(c) (g)
............. USD 11,473 $ 341,284
Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 4.19%, 07/25/37
(a) (c)
. 1,200 803,280
Cross Mortgage Trust, Series
2025-CES1, Class A1A, 5.30%,
11/25/60
(c) (g)
............... 2,696 2,705,446
CSMC Trust, Series 2017-2, Class
CERT, 0.00%, 02/01/47
(c)
...... 160 136,537
CWABS Asset-Backed Certificates
Trust
(a)
Series 2005-16, Class 1AF, 4.53%,
04/25/36 ............... 4,632 4,170,655
Series 2006-18, Class M1, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.56%), 4.30%, 03/25/37 ... 13,118 13,726,907
Series 2006-22, Class M1, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 4.19%, 05/25/47 ... 1,611 1,589,934
CWABS Asset-Backed Notes Trust,
Series 2007-SEA2, Class 2A1,
(1-mo. CME Term SOFR at 1.50%
Floor and 11.00% Cap + 1.61%),
5.35%, 06/25/47
(a) (c)
.......... 2,589 2,164,755
CWABS Revolving Home Equity Loan
Trust, Series 2004-U, Class 2A,
(1-mo. CME Term SOFR at 0.27%
Floor and 16.00% Cap + 0.38%),
4.13%, 03/15/34
(a)
........... 114 114,183
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.28%,
01/25/29
(g)
.............. 82 205,560
Series 2006-S5, Class A5, 6.16%,
06/25/35 ............... 163 257,678
CWHEQ Revolving Home Equity Loan
Trust
(a)
Series 2005-B, Class 2A, (1-mo.
CME Term SOFR at 0.18% Floor
and 16.00% Cap + 0.29%),
4.04%, 05/15/35 .......... 59 59,202
Series 2006-C, Class 2A, (1-mo.
CME Term SOFR at 0.18% Floor
and 16.00% Cap + 0.29%),
4.04%, 05/15/36 .......... 651 647,716
Series 2006-H, Class 1A, (1-mo.
CME Term SOFR at 0.15% Floor
and 16.00% Cap + 0.26%),
4.01%, 11/15/36 .......... 390 384,387
Series 2006-I, Class 1A, (1-mo.
CME Term SOFR at 0.14% Floor
+ 0.25%), 4.00%, 01/15/37 ... 348 337,520
DB Master Finance LLC, Series 2025-
1A, Class A2I, 4.89%, 08/20/55
(c)
. 17,891 17,927,618
Deephaven Residential Mortgage Trust,
Series 2025-CES1, Class A1A,
5.22%, 10/25/55
(c) (g)
.......... 7,378 7,403,734
Diameter Capital CLO 1 Ltd.
(a)(c)
Series 2021-1A, Class DR, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.15%), 10.05%, 10/15/37 .. 5,000 5,072,478
Series 2021-1A, Class SUB, 0.00%,
10/15/37 ............... 6,050 4,470,405

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Diameter Capital CLO 3 Ltd., Series
2022-3A, Class A1R, (3-mo. CME
Term SOFR at 1.33% Floor +
1.33%), 5.23%, 01/15/38
(a) (c)
.... USD 14,146 $ 14,199,027
Dwight Issuer LLC, Series 2025-FL1,
Class A, (1-mo. CME Term SOFR
at 1.66% Floor + 1.66%), 5.40%,
06/18/42
(a) (c)
............... 2,499 2,503,927
Eaton Vance CLO Ltd., Series 2014-
1RA, Class A2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
5.66%, 07/15/30
(a) (c)
.......... 1,216 1,216,124
EDvestinU Private Education Loan
Issue No. 3 LLC, Series 2021-A,
Class B, 3.50%, 11/25/50
(c)
..... 1,660 1,419,039
EDvestinU Private Education Loan
Issue No. 4 LLC, Series 2022-A,
Class A, 5.25%, 11/25/40
(c)
..... 4,489 4,495,298
ELFI Graduate Loan Program LLC,
Series 2020-A, Class B, 2.98%,
08/25/45
(a) (c)
............... 1,193 1,055,315
FIGRE Trust, Series 2025-HE7, Class
A, 5.15%, 11/25/55
(a) (c)
........ 7,340 7,359,899
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (1-mo.
CME Term SOFR at 1.05% Floor
+ 1.16%), 4.90%, 10/25/34 ... 2,818 2,611,594
Series 2006-FF13, Class A1, (1-mo.
CME Term SOFR at 0.24% Floor
+ 0.35%), 4.09%, 10/25/36 ... 4,130 2,663,857
Series 2006-FF13, Class A2C, (1-
mo. CME Term SOFR at 0.32%
Floor + 0.43%), 4.17%, 10/25/36 2,422 1,599,494
Series 2006-FF16, Class 2A4, (1-
mo. CME Term SOFR at 0.42%
Floor + 0.53%), 4.27%, 12/25/36 4,618 1,866,694
First NLC Trust, Series 2007-1, Class
A3, (1-mo. CME Term SOFR at
0.18% Floor + 0.29%), 4.03%,
08/25/37
(a) (c)
............... 1,538 773,947
FirstKey Homes Trust
(c)
Series 2022-SFR1, Class E2,
5.00%, 05/19/39 .......... 5,000 4,940,868
Series 2022-SFR3, Class E2,
3.50%, 07/17/38 .......... 8,285 8,208,088
Flatiron CLO 23 LLC, Series 2023-1A,
Class AR, (3-mo. CME Term SOFR
at 1.24% Floor + 1.24%), 5.12%,
04/17/36
(a) (c)
............... 2,510 2,513,880
FNA 8 LLC, Series 2025-1, Class A,
5.62%, 03/15/45
(a) (c)
.......... 14,623 14,725,045
Foundation Finance Trust
(c)
Series 2021-2A, Class A, 2.19%,
01/15/42 ............... 3,684 3,499,904
Series 2023-1A, Class A, 5.67%,
12/15/43 ............... 4,683 4,801,194
Series 2024-1A, Class B, 5.95%,
12/15/49 ............... 1,440 1,478,193
Series 2024-2A, Class B, 4.93%,
03/15/50 ............... 2,619 2,627,339
Series 2025-1A, Class A, 4.95%,
04/15/50 ............... 15,053 15,232,994
Series 2025-1A, Class D, 6.09%,
04/15/50 ............... 15,826 15,837,197
Series 2025-2A, Class D, 5.68%,
04/15/52 ............... 2,263 2,261,826
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-2A, Class E, 8.35%,
04/15/52 ............... USD 2,466 $ 2,492,518
Series 2025-3A, Class E, 8.42%,
08/15/52 ............... 8,840 8,851,028
Fremont Home Loan Trust
(a)
Series 2006-3, Class 1A1, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.13%, 02/25/37 ... 4,385 3,284,384
Series 2006-3, Class 2A3, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 4.19%, 02/25/37 ... 5,034 1,509,107
FS Rialto Issuer LLC
(a)(c)
Series 2024-FL9, Class A, (1-mo.
CME Term SOFR at 1.63% Floor
+ 1.63%), 5.36%, 10/19/39 ... 9,190 9,176,856
Series 2025-FL10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.12%, 08/19/42 ... 3,240 3,238,605
GAM Resecuritization Trust, Series
2018-B, Class A1, (US Prime Rate
at 0.00% Floor - 2.00%), 4.75%,
08/27/51
(a) (c)
............... 3,645 3,619,959
Goldman Home Improvement Trust
Issuer Trust
(c)
Series 2021-GRN2, Class B, 1.97%,
06/25/51 ............... 2,630 2,541,747
Series 2022-GRN2, Class A, 6.80%,
10/25/52 ............... 2,222 2,278,902
Golub Capital Partners CLO 78M,
Series 2025-78A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor +
1.38%), 5.25%, 04/21/39
(a) (c)
.... 2,500 2,500,000
Golub Capital Partners CLO 83M,
Series 2025-83A, Class A1, (3-mo.
CME Term SOFR at 1.40% Floor +
1.40%), 5.24%, 11/09/38
(a) (c)
.... 9,700 9,706,449
GoodLeap Home Improvement
Solutions Trust
(c)
Series 2024-1A, Class A, 5.35%,
10/20/46 ............... 24,353 24,666,532
Series 2025-1A, Class A, 5.38%,
02/20/49 ............... 21,821 22,126,857
Series 2025-1A, Class B, 6.27%,
02/20/49 ............... 840 852,024
Series 2025-2A, Class A, 5.32%,
06/20/49 ............... 19,596 19,803,756
Series 2025-3A, Class A, 5.00%,
10/20/49 ............... 33,781 33,860,734
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(c)
........... 8,883 7,222,143
Gracie Point International Funding LLC,
Series 2024-1A, Class A, (SOFR90A
at 1.70% Floor + 1.70%), 5.89%,
03/01/28
(a) (c)
............... 14,644 14,655,055
GreenPoint Manufactured Housing,
Series 1999-5, Class M2, 9.23%,
12/15/29
(a)
................ 1,627 1,629,387
GreenSky Home Improvement Issuer
Trust
(c)
Series 2024-2, Class A4, 5.15%,
10/27/59 ............... 3,367 3,421,799
Series 2024-2, Class D, 6.43%,
10/27/59 ............... 2,839 2,895,136
Series 2025-2A, Class C, 5.26%,
06/25/60 ............... 3,865 3,897,960

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-2A, Class D, 5.56%,
06/25/60 ............... USD 3,086 $ 3,110,448
Series 2025-2A, Class E, 7.79%,
06/25/60 ............... 1,345 1,367,287
Series 2025-3A, Class A3, 4.52%,
12/27/60 ............... 12,671 12,700,432
GreenSky Home Improvement Trust
(c)
Series 2024-1, Class A4, 5.67%,
06/25/59 ............... 11,033 11,307,467
Series 2024-1, Class B, 5.87%,
06/25/59 ............... 1,759 1,798,408
Greystone CRE Notes 2025 LLC,
Series 2025-HC4, Class A, (1-mo.
CME Term SOFR at 1.78% Floor +
1.78%), 5.53%, 10/15/42
(a) (c)
.... 9,010 8,991,760
GSAA Home Equity Trust
(a)
Series 2005-14, Class 1A2, (1-mo.
CME Term SOFR at 0.70% Floor
+ 0.81%), 4.55%, 12/25/35 ... 5,333 2,397,011
Series 2006-4, Class 1A1, 4.12%,
03/25/36 ............... 3,366 2,319,813
Series 2006-18, Class AF2A, 5.63%,
11/25/36 ............... 204 54,552
Series 2006-18, Class AF3A, 5.77%,
11/25/36 ............... 2,008 537,739
Series 2007-2, Class AF3, 5.92%,
03/25/37 ............... 1,400 243,463
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo.
CME Term SOFR at 0.40% Floor
+ 0.51%), 4.25%, 01/25/47 ... 2,621 1,293,005
Series 2007-HS1, Class M6, (1-mo.
CME Term SOFR at 3.38% Floor
+ 3.49%), 7.22%, 02/25/37 ... 3,414 3,364,702
Home Efficiency, Series 2024-A1,
0.00%, 12/31/54
(a) (c) (f)
......... 68,110 71,140,752
Home Equity Asset Trust
(a)
Series 2006-3, Class M2, (1-mo.
CME Term SOFR at 0.60% Floor
+ 0.71%), 4.45%, 07/25/36 ... 4,008 3,841,238
Series 2007-1, Class 2A3, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 4.15%, 05/25/37 ... 4,353 3,697,226
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2004-A, Class
M2, (1-mo. CME Term SOFR at
2.03% Floor + 2.14%), 3.51%,
07/25/34
(a)
................ 669 648,059
Home Equity Mortgage Trust, Series
2006-2, Class 1A1, 5.87%,
07/25/36
(g)
................ 6,724 574,512
Huntington Bank Auto Credit-Linked
Notes
(a)(c)
Series 2024-1, Class B2, (SOFR 30
day Average at 0.00% Floor +
1.40%), 5.32%, 05/20/32 .... 6,340 6,357,624
Series 2024-2, Class B2, (SOFR 30
day Average at 0.00% Floor +
1.35%), 5.27%, 10/20/32 .... 11,028 11,061,641
Series 2025-2, Class B2, (SOFR 30
day Average at 0.00% Floor +
1.20%), 5.12%, 09/20/33 .... 6,367 6,375,649
INCREF LLC, Series 2025-FL1, Class
A, (1-mo. CME Term SOFR at 1.73%
Floor + 1.73%), 5.46%, 10/19/42
(a) (c)
9,037 9,054,650
Security
Par (000)
Par (000) Value
United States (continued)
Irwin Home Equity Loan Trust, Series
2006-P1, Class 1A, (1-mo. CME
Term SOFR at 0.28% Floor and
13.00% Cap + 0.39%), 4.13%,
12/25/36
(a) (c)
............... USD 37 $ 35,846
J.P. Morgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1, (1-mo.
CME Term SOFR at 0.41% Floor
+ 0.52%), 4.25%, 05/25/36
(a)
.. 1,094 1,104,302
Series 2007-CH1, Class MF1,
4.42%, 11/25/36
(g)
......... 11,339 11,739,792
KeyCorp Student Loan Trust
(a)
Series 2004-A, Class 2D, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.51%), 5.37%, 07/28/42 ... 3,588 3,465,610
Series 2005-A, Class 2C, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.56%), 5.25%, 12/27/38 ... 5,919 5,801,324
Legacy Mortgage Asset Trust
(c)
Series 2019-SL2, Class A, 3.38%,
02/25/59
(a)
.............. 4,162 4,046,276
Series 2019-SL2, Class B, 0.00%,
02/25/59 ............... 4,797 1,067,981
Series 2019-SL2, Class M, 4.25%,
02/25/59
(a)
.............. 5,446 5,069,432
Lehman ABS Manufactured Housing
Contract Trust
Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
.............. 1,787 1,798,813
Series 2002-A, Class C, 0.00%,
06/15/33 ............... 386 386,177
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, (1-mo.
CME Term SOFR at 0.09% Floor +
0.20%), 3.94%, 06/25/37
(a) (c)
.... 818 546,069
Lending Funding Trust
(c)
Series 2020-2A, Class B, 3.54%,
04/21/31 ............... 3,340 3,281,862
Series 2020-2A, Class D, 6.77%,
04/21/31 ............... 400 399,316
LendingClub Rated Notes Issuer Trust
(c)
Series 2025-P1, Class A, 5.54%,
06/16/31 ............... 18,936 19,043,928
Series 2025-P1, Class B, 5.92%,
06/16/31 ............... 1,736 1,751,387
Series 2025-P1, Class C, 6.56%,
06/16/31 ............... 3,919 3,960,138
Series 2025-P1, Class D, 6.79%,
06/16/31 ............... 1,593 1,611,254
Series 2025-P1, Class E, 9.28%,
06/16/31 ............... 3,101 3,136,302
Series 2025-P1, Class F, 13.31%,
06/16/38 ............... 1,033 1,045,641
Series 2025-P1, Class R, 0.00%,
07/16/40 ............... 410 1,123,932
Series 2025-P2, Class A, 5.20%,
02/15/35 ............... 18,157 18,278,570
Series 2025-P2, Class B, 5.59%,
04/15/35 ............... 996 1,002,296
Series 2025-P2, Class C, 6.25%,
09/15/35 ............... 2,005 2,017,301
Series 2025-P2, Class D, 6.47%,
12/15/35 ............... 800 803,841
Series 2025-P2, Class E, 8.99%,
07/15/36 ............... 1,286 1,291,822

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-P2, Class F, 13.02%,
01/15/37 ............... USD 641 $ 644,196
Series 2025-P2, Class R, 0.00%,
03/15/45 ............... 279 657,467
LendingClub Structured Loan Certificate
Issuer Trust, Series 2025-P16, Class
A, 5.19%, 12/15/32
(c)
......... 20,600 20,658,183
Lendmark Funding Trust
(c)
Series 2021-2A, Class C, 3.09%,
04/20/32 ............... 5,450 5,164,919
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 1,420 1,316,665
Series 2024-1A, Class B, 5.88%,
06/21/32 ............... 3,993 4,050,426
Series 2024-1A, Class C, 6.40%,
06/21/32 ............... 2,283 2,320,575
Series 2024-1A, Class D, 7.21%,
06/21/32 ............... 1,790 1,823,762
Series 2024-2A, Class B, 4.86%,
02/21/34 ............... 2,556 2,567,880
Series 2024-2A, Class C, 5.25%,
02/21/34 ............... 788 793,615
Series 2024-2A, Class D, 5.69%,
02/21/34 ............... 2,776 2,784,060
Series 2025-1A, Class A, 4.94%,
09/20/34 ............... 15,342 15,514,068
Series 2025-1A, Class C, 5.68%,
09/20/34 ............... 996 1,013,230
Series 2025-3A, Class A, 4.51%,
05/21/35 ............... 20,496 20,489,857
Series 2025-3A, Class B, 4.83%,
05/21/35 ............... 3,385 3,378,245
Series 2025-3A, Class C, 5.04%,
05/21/35 ............... 985 980,645
LMRE 2025 SFR1 Trust, Series 2025-
SFR1, Class A, 4.50%, 12/17/42
(c)
7,508 7,326,221
LoanCore Issuer LLC, Series 2025-
CRE9, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%),
5.18%, 08/18/42
(a) (c)
.......... 4,955 4,948,922
Loanpal Solar Loan Ltd., Series 2020-
3GS, Class A, 2.47%, 12/20/47
(c)
. 14,700 12,430,058
Long Beach Mortgage Loan Trust
(a)
Series 2006-2, Class 1A, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.21%, 03/25/46 ... —
(i)
2
Series 2006-5, Class 2A3, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 4.15%, 06/25/36 ... 7,731 3,634,233
Series 2006-7, Class 2A3, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 4.17%, 08/25/36 ... 17,260 6,824,573
Lyra Music Assets Delaware LP
(c)
Series 2024-2A, Class A2, 5.76%,
12/22/64 ............... 16,446 16,641,456
Series 2025-1A, Class A2, 5.60%,
09/20/65 ............... 5,762 5,810,019
Mariner Finance Issuance Trust
(c)
Series 2021-AA, Class C, 2.96%,
03/20/36 ............... 1,190 1,152,947
Series 2021-AA, Class D, 3.83%,
03/20/36 ............... 1,180 1,148,126
Series 2021-AA, Class E, 5.40%,
03/20/36 ............... 5,040 4,903,725
Series 2021-BA, Class D, 3.42%,
11/20/36 ............... 1,130 1,078,291
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-BA, Class E, 4.68%,
11/20/36 ............... USD 2,520 $ 2,372,030
Series 2024-AA, Class A, 5.13%,
09/22/36 ............... 11,386 11,537,616
Series 2024-AA, Class D, 6.77%,
09/22/36 ............... 603 617,718
Series 2024-AA, Class E, 9.02%,
09/22/36 ............... 2,472 2,553,204
Series 2024-BA, Class A, 4.91%,
11/20/38 ............... 19,703 19,978,001
Series 2024-BA, Class D, 6.36%,
11/20/38 ............... 2,969 3,040,177
Series 2024-BA, Class E, 8.80%,
11/20/38 ............... 19,480 20,502,675
Series 2025-AA, Class A, 4.98%,
05/20/38 ............... 23,374 23,670,892
Series 2025-AA, Class B, 5.33%,
05/20/38 ............... 3,167 3,208,893
Series 2025-AA, Class C, 5.69%,
05/20/38 ............... 3,257 3,308,328
Series 2025-BA, Class A, 4.59%,
11/22/38 ............... 17,475 17,530,967
MASTR Asset-Backed Securities Trust
(a)
Series 2006-AM2, Class A4, (1-mo.
CME Term SOFR at 0.52% Floor
+ 0.63%), 4.37%, 06/25/36
(c)
.. 2,713 2,565,981
Series 2007-HE1, Class A4, (1-mo.
CME Term SOFR at 0.56% Floor
+ 0.67%), 4.41%, 05/25/37 ... 5,000 4,327,414
MASTR Specialized Loan Trust, Series
2006-3, Class A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%),
4.37%, 06/25/46
(a) (c)
.......... 530 517,516
Merrill Lynch First Franklin Mortgage
Loan Trust
(a)
Series 2007-2, Class A2C, (1-mo.
CME Term SOFR at 0.48% Floor
+ 0.59%), 4.33%, 05/25/37 ... 1,959 1,437,687
Series 2007-H1, Class 1A2, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.61%), 7.35%, 10/25/37 ... 3,157 3,098,892
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (1-
mo. CME Term SOFR at 0.39%
Floor + 0.50%), 4.24%, 08/25/37 1,128 1,115,036
Series 2006-RM3, Class A2B, (1-mo.
CME Term SOFR at 0.18% Floor
+ 0.29%), 4.03%, 06/25/37 ... 2,650 546,577
MF1 Multifamily Housing Mortgage
Loan Trust
(a)(c)
Series 2022-FL10, Class A, (1-mo.
CME Term SOFR at 2.64% Floor
+ 2.64%), 6.37%, 09/17/37 ... 1,260 1,258,329
Series 2024-FL14, Class A, (1-mo.
CME Term SOFR at 1.74% Floor
+ 1.74%), 5.47%, 03/19/39 ... 15,291 15,329,160
Series 2025-FL19, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.22%, 05/18/42 ... 3,975 3,986,211
Series 2025-FL20, Class A, (1-mo.
CME Term SOFR at 1.45% Floor
+ 1.45%), 5.18%, 02/18/43 ... 13,754 13,765,116
Mill City Solar Loan Ltd.
(c)
Series 2019-1A, Class A, 4.34%,
03/20/43 ............... 7,412 6,984,360

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-2GS, Class A, 3.69%,
07/20/43 ............... USD 12,862 $ 11,723,769
Morgan Stanley ABS Capital I, Inc.
Trust
(a)
Series 2005-HE5, Class M4, (1-mo.
CME Term SOFR at 0.87% Floor
+ 0.98%), 4.72%, 09/25/35 ... 7,767 6,535,419
Series 2006-HE8, Class A2FP, (1-
mo. CME Term SOFR at 0.07%
Floor + 0.18%), 3.92%, 10/25/36 3,670 1,605,582
Series 2007-SEA1, Class 2A1,
(1-mo. CME Term SOFR at
3.80% Floor + 3.91%), 7.65%,
02/25/47
(c)
.............. 322 311,029
Morgan Stanley Home Equity Loan
Trust, Series 2006-3, Class A3,
(1-mo. CME Term SOFR at 0.32%
Floor + 0.43%), 4.17%, 04/25/36
(a)
2,063 1,425,913
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%,
10/25/36
(g)
.............. 3,475 733,047
Series 2006-12XS, Class A6A,
6.23%, 10/25/36
(g)
......... 1,332 347,995
Series 2006-16AX, Class 2A3,
(1-mo. CME Term SOFR at
0.50% Floor + 0.61%), 4.35%,
11/25/36
(a)
.............. 1,875 513,504
Mosaic Solar Loan Trust
(c)
Series 2018-2GS, Class A, 4.20%,
02/22/44 ............... 5,690 5,344,594
Series 2018-2GS, Class C, 5.97%,
02/22/44 ............... 1,497 1,333,503
Series 2019-1A, Class A, 4.37%,
12/21/43 ............... 9,333 8,825,899
Series 2023-1A, Class A, 5.32%,
06/20/53 ............... 671 640,241
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, (1-mo.
CME Term SOFR at 0.62% Floor +
0.73%), 4.46%, 04/25/37
(a)
..... 5,455 5,214,762
Navient Education Loan Trust, Series
2025-A, Class D, 6.03%, 07/15/55
(c)
911 918,019
Navient Private Education Loan Trust
(c)
Series 2014-AA, Class B, 3.50%,
08/15/44 ............... 12,363 12,270,909
Series 2015-AA, Class B, 3.50%,
12/15/44 ............... 10,722 10,555,076
Navient Private Education Refi Loan
Trust
(c)
Series 2019-CA, Class A2, 3.13%,
02/15/68 ............... 56 55,391
Series 2020-FA, Class B, 2.69%,
07/15/69 ............... 4,310 3,733,943
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
4.76%, 04/15/60
(a)
......... 4,396 4,350,834
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 1,458 1,313,529
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 3,924 3,683,832
Series 2023-A, Class A, 5.51%,
10/15/71 ............... 12,737 13,091,379
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 22,156 22,703,687
Security
Par (000)
Par (000) Value
United States (continued)
Navient Refinance Loan Trust
(c)
Series 2025-B, Class A, 4.72%,
09/15/55 ............... USD 16,834 $ 16,847,008
Series 2025-C, Class A, 4.80%,
10/15/55 ............... 11,863 11,885,904
Nelnet Student Loan Trust
(c)
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... 4,023 3,612,993
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 41,500 37,270,494
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 3,133 2,792,029
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 4,268 3,922,744
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 24,341 21,866,718
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,556 1,380,543
Series 2021-BA, Class D, 4.75%,
04/20/62 ............... 2,780 2,524,964
Series 2021-CA, Class B, 2.53%,
04/20/62 ............... 23,450 20,607,954
Series 2021-CA, Class C, 3.36%,
04/20/62 ............... 1,230 1,071,496
Series 2021-CA, Class D, 4.44%,
04/20/62 ............... 1,880 1,670,453
Series 2021-DA, Class B, 2.90%,
04/20/62 ............... 16,396 14,802,801
Series 2021-DA, Class C, 3.50%,
04/20/62 ............... 2,110 1,841,553
Series 2021-DA, Class D, 4.38%,
04/20/62 ............... 651 570,969
Series 2023-PL1A, Class A1A,
(SOFR 30 day Average at
0.00% Floor + 2.25%), 6.12%,
11/25/53
(a)
.............. 4,343 4,400,215
Series 2025-AA, Class A1B, (SOFR
30 day Average at 0.00% Floor +
1.10%), 5.08%, 03/15/57
(a)
... 27,196 27,094,856
Series 2025-BA, Class A1B, (SOFR
30 day Average at 0.00% Floor +
1.35%), 5.33%, 05/17/55
(a)
... 36,394 36,638,114
Series 2025-BA, Class B, 4.98%,
05/17/55 ............... 18,084 18,118,067
Series 2025-BA, Class C, 5.38%,
05/17/55 ............... 10,116 10,147,242
Series 2025-BA, Class D, 6.04%,
05/17/55 ............... 7,330 7,317,000
Series 2025-CA, Class A1B, (SOFR
30 day Average at 1.35% Floor +
1.35%), 5.27%, 06/22/65
(a)
... 18,218 18,344,834
Series 2025-CA, Class B, 4.91%,
06/22/65 ............... 20,026 20,009,438
Series 2025-CA, Class D, 5.82%,
06/22/65 ............... 10,835 10,687,488
New Century Home Equity Loan Trust,
Series 2005-C, Class M2, (1-mo.
CME Term SOFR at 0.68% Floor +
0.79%), 4.52%, 12/25/35
(a)
..... 3,949 3,541,371
New Residential Mortgage Loan Trust
(c)
Series 2022-SFR1, Class F, 4.44%,
02/17/39 ............... 1,341 1,312,556
Series 2022-SFR2, Class F, 4.00%,
09/04/39 ............... 6,607 6,413,078

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series 2006-
S5, Class A1, (1-mo. CME Term
SOFR at 0.40% Floor + 0.51%),
4.25%, 10/25/36
(a) (c)
.......... USD 60 $ 122,621
NYMT Trust, Series 2024-RR1, Class A,
7.37%, 05/25/64
(c) (g)
.......... 14,188 14,106,845
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%,
01/15/19 ............... 1,347 426,539
Series 2001-D, Class A4, 6.93%,
09/15/31 ............... 1,102 426,721
OneMain Financial Issuance Trust
(c)
Series 2019-2A, Class D, 4.05%,
10/14/36 ............... 10,070 9,704,378
Series 2020-2A, Class D, 3.45%,
09/14/35 ............... 10,930 10,581,371
Series 2021-1A, Class C, 2.22%,
06/16/36 ............... 800 752,671
Series 2022-2A, Class B, 5.24%,
10/14/34 ............... 8,724 8,752,670
Series 2023-1A, Class D, 7.49%,
06/14/38 ............... 12,005 12,687,650
Series 2023-2A, Class D, 7.52%,
09/15/36 ............... 25,921 26,854,584
Series 2024-1A, Class A, 5.79%,
05/14/41 ............... 33,293 34,977,566
Series 2025-1A, Class D, 5.79%,
07/14/38 ............... 4,806 4,862,951
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo.
CME Term SOFR at 0.74% Floor
+ 0.85%), 4.58%, 11/25/35
(a)
.. 6,618 5,840,321
Series 2007-CP1, Class 2A3, (1-mo.
CME Term SOFR at 0.21% Floor
+ 0.32%), 4.06%, 03/25/37
(a)
.. 6,755 5,820,372
Series 2007-FXD1, Class 1A1,
5.87%, 01/25/37
(g)
......... 12,897 11,118,400
Series 2007-FXD1, Class 2A1,
5.87%, 01/25/37
(g)
......... 10,499 9,134,018
Series 2007-FXD1, Class 3A4,
5.86%, 01/25/37
(g)
......... 462 454,609
Origen Manufactured Housing Contract
Trust
(a)
Series 2001-A, Class M1, 7.82%,
03/15/32 ............... 1,834 1,845,976
Series 2007-B, Class A1, (1-mo.
CME Term SOFR at 1.20% Floor
and 18.00% Cap + 1.31%),
5.06%, 10/15/37
(c)
......... 186 185,494
Owl Rock CLO IX LLC, Series 2022-9A,
Class AR, (3-mo. CME Term SOFR
at 1.57% Floor + 1.57%), 5.45%,
11/22/37
(a) (c)
............... 10,000 10,000,388
Owl Rock CLO VII LLC, Series 2022-
7A, Class AR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%),
5.28%, 04/20/38
(a) (c)
.......... 8,000 7,986,098
Owl Rock CLO XI LLC, Series 2023-
11A, Class A1F, 6.10%, 05/15/35
(c)
5,000 5,038,682
Owl Rock CLO XVIII LLC, Series 2024-
18A, Class A, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%),
5.57%, 07/24/36
(a) (c)
.......... 3,975 3,965,630
Security
Par (000)
Par (000) Value
United States (continued)
Ownit Mortgage Loan Trust, Series
2006-2, Class A2C, 6.50%,
01/25/37
(g)
................ USD 3,855 $ 3,533,932
Pagaya AI Technology in Housing Trust,
Series 2023-1, Class F, 3.60%,
10/25/40
(c)
................ 6,577 5,612,646
PennantPark CLO VII LLC, Series
2023-7A, Class A1B, 6.55%,
07/20/35
(c)
................ 7,000 7,047,062
PennantPark CLO VIII LLC, Series
2024-8A, Class A1, (3-mo. CME
Term SOFR at 2.30% Floor +
2.30%), 6.18%, 04/18/36
(a) (c)
.... 13,000 13,006,096
Planet Fitness Master Issuer LLC,
Series 2025-1A, Class A2II, 5.65%,
12/06/55
(c)
................ 15,309 15,303,247
Point Broadband Funding LLC, Series
2025-1A, Class C, 8.16%, 07/20/55
(c)
7,635 7,793,590
PPM CLO 6-R Ltd.
(a)(c)
Series 2022-6RA, Class C1R, (3-mo.
CME Term SOFR at 3.45% Floor
+ 3.45%), 7.33%, 01/20/37 ... 2,110 2,113,448
Series 2022-6RA, Class DR, (3-mo.
CME Term SOFR at 5.65% Floor
+ 5.65%), 9.53%, 01/20/37 ... 1,690 1,697,706
Progress Residential Trust
(c)
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 1,443 1,388,489
Series 2021-SFR10, Class F, 4.61%,
12/17/40 ............... 5,827 5,737,973
Series 2021-SFR3, Class F, 3.44%,
05/17/26 ............... 12,190 12,108,622
Series 2021-SFR5, Class F, 3.16%,
07/17/38 ............... 3,192 3,153,518
Series 2021-SFR6, Class F, 3.42%,
07/17/38 ............... 6,423 6,360,302
Series 2021-SFR9, Class F, 4.05%,
11/17/40 ............... 2,637 2,552,733
Series 2022-SFR1, Class F, 4.88%,
02/17/41 ............... 5,383 5,253,829
Series 2022-SFR1, Class G, 5.52%,
02/17/41 ............... 5,383 5,311,405
Series 2022-SFR3, Class E1,
5.20%, 04/17/39 .......... 4,500 4,482,256
Series 2024-SFR2, Class E1,
3.40%, 04/17/41
(a)
......... 3,875 3,639,749
Series 2024-SFR2, Class E2,
3.65%, 04/17/41
(a)
......... 1,988 1,871,853
QTS Issuer ABS II LLC, Series 2025-
1A, Class A2, 5.04%, 10/05/55
(c)
.. 19,332 19,161,430
RAMP Series Trust, Series 2004-RS7,
Class A2A, (1-mo. SOFR US at
0.62% Floor and 14.00% Cap +
0.73%), 4.69%, 07/25/34
(a)
..... 1,852 1,478,284
RASC Trust, Series 2006-EMX9, Class
1A4, (1-mo. CME Term SOFR at
0.24% Floor and 14.00% Cap +
0.35%), 4.33%, 11/25/36
(a)
...... 2,419 2,039,317
RCKT Mortgage Trust, Series
2024-CES2, Class B2, 9.58%,
04/25/44
(a) (c)
............... 1,949 2,003,769
Regional Management Issuance Trust
(c)
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 2,361 2,289,251
Series 2021-2, Class B, 2.35%,
08/15/33 ............... 560 527,548

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-2, Class C, 3.23%,
08/15/33 ............... USD 1,339 $ 1,265,062
Series 2022-1, Class A, 3.07%,
03/15/32 ............... 1,066 1,064,766
Series 2022-1, Class B, 3.71%,
03/15/32 ............... 1,698 1,690,946
Series 2022-1, Class C, 4.46%,
03/15/32 ............... 1,117 1,112,029
Series 2022-1, Class D, 6.72%,
03/15/32 ............... 3,555 3,568,330
Series 2024-1, Class D, 7.46%,
07/15/36 ............... 2,239 2,306,289
Series 2024-2, Class A, 5.11%,
12/15/33 ............... 3,687 3,715,610
Series 2024-2, Class D, 6.33%,
12/15/33 ............... 538 543,287
Series 2025-2, Class A, 4.59%,
11/16/37 ............... 24,715 24,674,020
Republic Finance Issuance Trust
(c)
Series 2021-A, Class B, 2.80%,
12/22/31 ............... 3,961 3,946,548
Series 2021-A, Class C, 3.53%,
12/22/31 ............... 4,340 4,306,001
Series 2021-A, Class D, 5.23%,
12/22/31 ............... 2,860 2,853,470
Series 2024-A, Class B, 6.47%,
08/20/32 ............... 1,393 1,423,527
Series 2024-A, Class C, 7.28%,
08/20/32 ............... 685 705,274
Series 2024-A, Class D, 9.49%,
08/20/32 ............... 2,799 2,876,398
Series 2024-B, Class A, 5.42%,
11/20/37 ............... 20,532 20,921,141
Series 2024-B, Class B, 5.86%,
11/20/37 ............... 7,249 7,423,590
Series 2025-A, Class A, 4.59%,
11/20/34 ............... 21,972 22,042,838
Retained Vantage Data Centers Issuer
LLC, Series 2025-1A, Class A2A,
5.09%, 08/15/50
(c)
........... 15,985 15,837,660
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(c) (f)
43,330 42,355,075
Saxon Asset Securities Trust
Series 2004-2, Class MF5, 2.83%,
08/25/35
(g)
.............. 829 646,066
Series 2007-1, Class M1, (1-mo.
CME Term SOFR at 0.29% Floor
+ 0.40%), 4.14%, 01/25/47
(a)
.. 6,016 5,782,558
Securitized Asset-Backed Receivables
LLC Trust
(a)
Series 2006-OP1, Class M6, (1-mo.
CME Term SOFR at 1.01% Floor
+ 1.12%), 4.85%, 10/25/35 ... 570 451,394
Series 2007-BR1, Class A2A, (1-mo.
CME Term SOFR at 0.22% Floor
+ 0.33%), 4.07%, 02/25/37 ... 627 253,504
Series 2007-BR1, Class A2B, (1-mo.
CME Term SOFR at 0.54% Floor
+ 0.65%), 4.39%, 02/25/37 ... 6,684 2,702,177
Series 2007-NC2, Class A2C, (1-mo.
CME Term SOFR at 0.44% Floor
+ 0.55%), 4.29%, 01/25/37 ... 1,092 835,425
Service Experts Issuer LLC
(c)
Series 2021-1A, Class A, 2.67%,
02/02/32 ............... 3,319 3,271,619
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-1A, Class A, 6.39%,
11/20/35 ............... USD 5,974 $ 6,121,575
Sesac Finance LLC
(c)
Series 2024-1, Class A2, 6.42%,
01/25/54 ............... 2,391 2,425,567
Series 2025-1, Class A2, 5.50%,
07/25/55 ............... 16,211 16,110,396
SG Mortgage Securities Trust
(a)
Series 2006-FRE2, Class A2C, (1-
mo. CME Term SOFR at 0.32%
Floor + 0.43%), 4.17%, 07/25/36 2,287 471,335
Series 2006-OPT2, Class A3D, (1-
mo. CME Term SOFR at 0.42%
Floor + 0.53%), 4.27%, 10/25/36 4,623 3,694,335
Silver Point CLO 6 Ltd., Series 2024-
6A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%),
5.30%, 10/15/37
(a) (c)
.......... 8,750 8,783,910
Silver Point Euro CLO DAC
(a)
Series 1A, Class C, (3-mo.
EURIBOR at 2.40% Floor +
2.40%), 4.50%, 01/15/39
(c)
... EUR 2,500 2,952,976
Series 1A, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.10%, 01/15/39
(c)
... 2,187 2,569,413
Series 1X, Class A, (3-mo.
EURIBOR at 1.35% Floor +
1.35%), 3.45%, 01/15/39
(b)
... 10,800 12,726,953
Series 1X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.10%, 01/15/39
(b)
... 1,187 1,397,887
Silver Point SCF CLO VII Ltd., Series
2025-2A, Class A1, (3-mo. CME
Term SOFR at 1.70% Floor +
1.70%), 5.60%, 07/15/37
(a) (c)
.... USD 9,750 9,764,447
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 0.00% Floor +
4.86%), 8.61%, 10/15/41
(a) (c)
.... 14,791 15,548,831
SMB Private Education Loan Trust
(c)
Series 2015-B, Class B, 3.50%,
12/17/40 ............... 930 928,489
Series 2015-C, Class B, 3.50%,
09/15/43 ............... 373 372,240
Series 2020-A, Class B, 3.00%,
08/15/45 ............... 5,930 5,583,572
Series 2020-PTA, Class C, 3.20%,
09/15/54 ............... 4,455 3,942,663
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 13,431 11,880,427
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 757 673,929
Series 2024-A, Class A1B, (SOFR
30 day Average at 1.45% Floor +
1.45%), 5.43%, 03/15/56
(a)
... 19,834 20,016,357
Series 2024-A, Class B, 5.88%,
03/15/56 ............... 7,329 7,530,104
Series 2024-C, Class A1B, (SOFR
30 day Average at 1.10% Floor +
1.10%), 5.07%, 06/17/52
(a)
... 6,597 6,585,894
SoFi Consumer Loan Program Trust
(c)
Series 2025-1, Class A, 4.80%,
02/27/34 ............... 25,070 25,161,651
Series 2025-1, Class B, 5.12%,
02/27/34 ............... 3,660 3,700,442

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
SoFi Personal Loan Trust
(c)
Series 2023-1,  0.00%, 10/15/30
(h)
USD 351 $ 7,202,621
Series 2023-1A, Class A, 6.00%,
11/12/30 ............... 6,410 6,482,182
Series 2024-1A, Class A, 6.06%,
02/12/31 ............... 5,473 5,434,095
SoFi Professional Loan Program Trust
(c)
Series 2018-B, Class BFX, 3.83%,
08/25/47 ............... 527 513,372
Series 2018-D, Class BFX, 4.14%,
02/25/48 ............... 273 265,099
Series 2020-A, Class BFX, 3.12%,
05/15/46 ............... 789 708,591
Soundview Home Loan Trust
(a)
Series 2004-WMC1, Class M2, (1-
mo. CME Term SOFR at 0.80%
Floor + 0.91%), 4.64%, 01/25/35 87 75,609
Series 2005-OPT3, Class M4, (1-
mo. CME Term SOFR at 1.02%
Floor + 1.13%), 4.87%, 11/25/35 69 58,056
Series 2007-NS1, Class M1, (1-mo.
CME Term SOFR at 0.53% Floor
+ 0.64%), 4.37%, 01/25/37 ... 1,081 1,103,996
Splitrock Services, Inc., Series 2024-1-
A, 0.00%, 02/12/31
(c)
......... 304 5,181,805
SpringCastle America Funding LLC
(c)
Series 2020-AA, Class A, 1.97%,
09/25/37 ............... 4,000 3,778,671
Series 2020-AA, Class B, 2.66%,
09/25/37 ............... 19,740 16,015,745
STAR Trust, Series 2021-SFR1, Class
F, (1-mo. CME Term SOFR at 2.51%
Floor + 2.51%), 6.25%, 04/17/38
(a) (c)
807 806,544
Stream Innovations Issuer Trust, Series
2025-1A, Class A, 5.05%, 09/15/45
(c)
7,856 7,932,200
Structured Asset Securities Corp.
Mortgage Loan Trust, Series 2007-
GEL2, Class M1, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%),
4.90%, 05/25/37
(a) (c)
.......... 4,010 3,352,034
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(c)
... 11,062 11,294,930
Summit Issuer LLC, Series 2025-1A,
Class A2, 5.21%, 11/20/55
(c)
.... 14,366 14,397,046
Taco Bell Funding LLC, Series 2025-1A,
Class A2I, 4.82%, 08/25/55
(c)
.... 20,173 20,059,864
Terwin Mortgage Trust TMTS, Series
2005-10HE, Class M5, (1-mo.
CME Term SOFR at 1.02% Floor +
1.13%), 4.87%, 06/25/36
(a)
..... 714 666,510
Truist Bank Auto Credit-Linked Notes,
Series 2025-1, Class B, 4.73%,
09/26/33
(c)
................ 17,154 17,181,585
UPG HI Issuer Trust, Series 2025-2,
Class A, 5.00%, 09/25/47
(c)
..... 7,251 7,247,894
Upgrade Master Pass-Thru Trust
(c)
Series 2025-ST4, Class A, 5.50%,
08/16/32 ............... 6,991 7,027,524
Series 2025-ST5, Class B, 5.25%,
09/15/32 ............... 2,107 2,115,469
Series 2025-ST6, Class A, 4.61%,
10/15/32 ............... 5,641 5,650,916
Series 2025-ST7, Class A, 4.55%,
11/15/32 ............... 15,050 15,043,823
Series 2025-ST7, Class B, 4.98%,
11/15/32 ............... 5,725 5,732,637
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-ST8, Class D, 5.91%,
12/15/33 ............... USD 7,754 $ 7,767,236
UPX HIL Issuer Trust, Series 2025-1,
Class A, 5.16%, 01/25/47
(c)
..... 19,840 19,993,551
Vista Point Securitization Trust, Series
2025-CES3, Class A1, 5.30%,
11/25/55
(c) (g)
............... 5,802 5,809,957
VOLT CVI LLC, Series 2021-NP12,
Class A1, 6.73%, 12/26/51
(c) (g)
... 10,577 10,590,090
Washington Mutual Asset-Backed
Certificates Trust
(a)
Series 2006-HE4, Class 2A2, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.14%, 09/25/36 ... 11,924 3,002,332
Series 2006-HE5, Class 1A, (1-mo.
CME Term SOFR at 0.31% Floor
+ 0.42%), 4.11%, 10/25/36 ... 3,333 2,569,806
Series 2007-HE1, Class 2A1, (1-mo.
CME Term SOFR at 0.12% Floor
+ 0.23%), 3.73%, 11/25/36 ... 507 158,917
Series 2007-HE1, Class 2A2, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 3.73%, 11/25/36 ... 4,503 1,416,022
Wireless PropCo Funding LLC, Series
2025-1A, Class C, 8.51%, 06/25/55
(c)
13,145 13,449,254
Yale Mortgage Loan Trust, Series 2007-
1, Class A, (1-mo. CME Term SOFR
at 0.40% Floor + 0.51%), 4.25%,
06/25/37
(a) (c)
............... 5,133 1,571,068
3,118,847,456
Total Asset-Backed Securities — 17.4%
(Cost: $ 7,949,976,557 ) ........................... 7,859,618,421
Shares
Shares
Common Stocks
Austria — 0.0%
Raiffeisen Bank International AG ... 10,566 470,785
Belgium — 0.0%
Azelis Group NV .............. 142,263 1,554,275
Brazil — 0.0%
Localiza Rent a Car SA .......... 150,265 1,192,829
MercadoLibre, Inc.
(e)
............ 428 862,103
Rede D'Or Sao Luiz SA
(b) (c)
....... 135,525 1,010,441
Rumo SA ................... 363,466 976,542
StoneCo Ltd. , Class A
(e)
......... 32,128 475,173
Vale SA .................... 124,518 1,626,745
XP, Inc. , Class A .............. 33,380 546,431
6,690,264
Canada — 0.1%
Algoma Steel Group, Inc. ........ 1,251,408 5,130,773
AtkinsRealis Group, Inc. ......... 7,420 478,971
Bombardier, Inc. , Class B
(e)
....... 2,773 471,747
Cameco Corp.
(j)
............... 242,780 22,211,942
iA Financial Corp., Inc. .......... 3,899 505,161
28,798,594
Chile — 0.0%
WOM New Holdco
(e) (f)
........... 82,839 1,905,297

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
China — 0.1%
Alibaba Group Holding Ltd. ....... 24,000 $ 440,663
Alibaba Group Holding Ltd. , ADR
(j)
.. 52,131 7,641,362
AsiaInfo Technologies Ltd.
(b) (c)
..... 343,600 333,769
Bilibili, Inc. , Class Z
(e)
........... 12,980 320,361
BYD Co. Ltd. , Class H .......... 367,500 4,491,129
China Ruyi Holdings Ltd.
(e)
........ 1,760,000 495,711
Contemporary Amperex Technology Co.
Ltd. , Class H ............... 3,400 221,134
Fosun International Ltd. ......... 2,800,000 1,577,923
JD Health International, Inc.
(b) (c) (e)
... 53,050 379,932
JD.com, Inc. , Class A ........... 30,100 432,815
Kingsoft Corp. Ltd. ............. 121,200 444,634
Kuaishou Technology
(b) (c)
......... 45,800 378,602
Li Auto, Inc. , Class A
(e)
.......... 42,500 358,707
Meitu, Inc.
(b) (c) (e)
............... 279,000 251,223
NetEase Cloud Music, Inc.
(b) (c) (e)
.... 19,100 457,500
NetEase, Inc. ................ 19,400 533,989
Tencent Holdings Ltd. ........... 54,101 4,151,902
Tencent Holdings Ltd. , ADR ....... 3,702 283,388
Xiaomi Corp. , Class B
(b) (c) (e)
....... 89,600 452,196
XPeng, Inc. , Class A
(e)
.......... 31,800 323,338
23,970,278
Colombia — 0.0%
Grupo Cibest SA , ADR .......... 18,706 1,189,889
Czech Republic — 0.0%
Komercni Banka A/S ........... 19,873 1,120,433
Moneta Money Bank A/S
(b) (c)
...... 65,001 610,864
1,731,297
Egypt — 0.0%
Fawry for Banking & Payment
Technology Services SAE
(e)
..... 1,865,925 630,575
France — 0.0%
Arkema SA .................. 50,110 3,053,889
Georgia — 0.0%
Lion Finance Group plc .......... 10,834 1,354,506
TBC Bank Group plc ........... 11,954 653,287
2,007,793
Germany — 0.1%
ADLER Group SA
(e) (f)
........... 5,755,512 68
Allianz SE (Registered) .......... 1,077 497,980
BASF SE ................... 42,980 2,261,547
Bayer AG (Registered) .......... 33,568 1,456,037
Caresyntax, Inc.
(e) (f)
............ 59,130 1
Daimler Truck Holding AG ........ 12,512 541,927
Evonik Industries AG ........... 106,325 1,659,317
Gerresheimer AG
(k)
............. 40,769 1,313,378
Heidelberg Materials AG ......... 4,179 1,083,435
K+S AG (Registered) ........... 117,331 1,708,015
LANXESS AG ................ 77,230 1,582,552
MTU Aero Engines AG .......... 2,090 866,364
Salzgitter AG ................. 16,683 780,332
thyssenkrupp AG .............. 83,393 896,525
Tkms AG& Co. KGaA
(e)
.......... 4,169 323,851
TUI AG
(e)
................... 119,992 1,254,085
16,225,414
Greece — 0.0%
Athens International Airport SA ..... 136,772 1,726,288
Hellenic Telecommunications
Organization SA , Class R ...... 89,388 1,771,123
National Bank of Greece SA ...... 84,048 1,281,938
Security
Shares
Shares Value
Greece (continued)
OPAP SA , Class R ............. 46,653 $ 1,047,188
5,826,537
Hungary — 0.0%
OTP Bank Nyrt. ............... 31,306 3,356,760
India — 0.0%
Axis Bank Ltd. ................ 28,137 397,871
Eicher Motors Ltd. ............. 11,538 939,224
ICICI Bank Ltd. ............... 10,740 160,741
IndusInd Bank Ltd.
(e)
............ 78,060 750,978
ReNew Energy Global plc , Class A
(e)
. 427,000 2,412,550
Sammaan Capital Ltd.
(e)
......... 2,095,000 3,395,945
8,057,309
Indonesia — 0.0%
Astra International Tbk. PT ....... 1,382,700 554,956
Bank Mandiri Persero Tbk. PT ..... 12,782,000 3,897,657
Bank Syariah Indonesia Tbk. PT .... 1,559,900 208,036
Ciputra Development Tbk. PT ..... 13,795,800 685,019
Mitra Adiperkasa Tbk. PT ........ 5,443,800 379,851
Telkom Indonesia Persero Tbk. PT .. 1,203,400 251,794
5,977,313
Israel — 0.0%
Deep Instinct Ltd.
(e) (f)
............ 292,569 17,554
Italy — 0.1%
Intesa Sanpaolo SpA ........... 810,076 5,597,711
UniCredit SpA ................ 144,621 11,978,480
Wizz Air Holdings plc
(b) (c) (e)
........ 71,595 1,226,939
18,803,130
Japan — 0.0%
SBI Shinsei Bank Ltd.
(e)
.......... 780,000 8,664,454
Kazakhstan — 0.0%
(b)
Halyk Savings Bank of Kazakhstan
JSC , GDR ................ 38,903 1,162,360
Kaspi.KZ JSC , ADR
(e)
........... 20,548 1,605,415
2,767,775
Luxembourg — 0.0%
Altice France Lux 3
(e)
........... 98,881 1,741,447
Malaysia — 0.0%
CIMB Group Holdings Bhd. ....... 314,600 638,863
Frontken Corp. Bhd. ............ 1,421,600 1,460,643
2,099,506
Mexico — 0.0%
Fomento Economico Mexicano SAB de
CV ..................... 35,518 358,701
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 34,181 1,099,373
Grupo Financiero Banorte SAB de CV ,
Class O .................. 82,646 766,176
Grupo Mexico SAB de CV , Series B . 55,666 525,608
Promotora y Operadora de
Infraestructura SAB de CV ..... 51,147 759,330
Southern Copper Corp. .......... 11,751 1,685,916
Wal-Mart de Mexico SAB de CV .... 325,089 1,013,314
6,208,418
Philippines — 0.0%
Ayala Land, Inc. ............... 1,908,300 727,561
Bloomberry Resorts Corp. ........ 3,274,500 141,345
DigiPlus Interactive Corp. ........ 621,320 171,086

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Philippines (continued)
International Container Terminal
Services, Inc. .............. 98,450 $ 944,752
Metropolitan Bank & Trust Co. ..... 579,030 674,178
2,658,922
Poland — 0.0%
LPP SA .................... 613 3,542,059
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 102,219 2,412,573
Powszechny Zaklad Ubezpieczen SA 129,617 2,399,140
8,353,772
Republic of Turkiye — 0.0%
Akbank TAS ................. 1,816,745 2,947,614
Eldorado Gold Corp.
(e) (k)
......... 86,909 3,121,771
MLP Saglik Hizmetleri A/S
(b) (c) (e)
.... 122,002 1,080,101
Turkiye Is Bankasi A/S , Class C .... 7,087,731 2,320,567
9,470,053
Romania — 0.0%
Banca Transilvania SA .......... 163,782 1,138,325
Singapore — 0.0%
Sea Ltd. , ADR, Class A
(e)
......... 3,002 382,965
South Korea — 0.0%
Doosan Enerbility Co. Ltd.
(e)
....... 18,103 946,861
IsuPetasys Co. Ltd. ............ 9,615 797,326
Kia Corp. ................... 11,495 974,471
Samsung Electronics Co. Ltd. ..... 16,379 1,372,804
SK Hynix, Inc. ................ 2,762 1,250,850
5,342,312
Spain — 0.0%
CaixaBank SA ................ 842,953 10,306,049
Sweden — 0.0%
SSAB AB , Class B ............. 184,331 1,380,171
Taiwan — 0.0%
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 10,275 505,091
Thailand — 0.0%
CP ALL PCL ................. 1,512,900 2,089,249
Krungthai Card PCL ............ 1,538,800 1,281,618
True Corp. PCL , NVDR .......... 2,149,800 742,916
4,113,783
United Kingdom — 0.0%
AstraZeneca plc .............. 2,482 459,317
Compass Group plc ............ 14,838 470,143
Genius Sports Ltd.
(e)
............ 1,010,711 11,138,035
Halma plc ................... 9,875 468,716
London Stock Exchange Group plc .. 3,955 475,741
Mobico Group plc
(e)
............ 2,543,814 790,712
NEW Look Retailers
(e) (f)
.......... 4,100,922 55
13,802,719
United States — 2.0%
Advanced Micro Devices, Inc.
(e) (j)
... 127,378 27,279,273
Aflac, Inc. ................... 4,185 461,480
Akamai Technologies, Inc.
(e)
....... 5,157 449,948
Allegion plc .................. 2,780 442,632
Alphabet, Inc. , Class C
(j)
......... 72,940 22,888,572
Amazon.com, Inc.
(e) (j)
........... 58,652 13,538,055
AMC Networks, Inc. , Class A
(e)
..... 197,308 1,878,372
American Airlines Group, Inc.
(e)
..... 32,855 503,667
Apollo Global Management, Inc.
(j)
... 52,233 7,561,249
Security
Shares
Shares Value
United States (continued)
Apple, Inc. .................. 25,800 $ 7,013,988
Ascent Resources LLC
(e) (f) (l)
....... 11,980,554 14,137,054
Avaya LLC
(e)
................. 2,491 35,290
Axon Enterprise, Inc.
(e)
.......... 855 485,580
Bank of America Corp. .......... 89,284 4,910,620
Best Buy Co., Inc. ............. 5,823 389,733
Boeing Co. (The)
(e)
............. 33,819 7,342,781
Boston Scientific Corp.
(e)
......... 71,137 6,782,913
Broadcom, Inc.
(j)
.............. 52,888 18,304,537
Cadence Design Systems, Inc.
(e)
... 1,480 462,618
Caesars Entertainment, Inc.
(e)
..... 278,230 6,507,800
Carlson Travel, Inc.
(e)
........... 17,611 70,444
Carrier Global Corp. ............ 62,441 3,299,382
Century Communities, Inc. ....... 141,389 8,391,437
Cincinnati Financial Corp. ........ 2,754 449,783
Circle Internet Group, Inc. , Class A
(e) (j)
214,168 16,983,522
Citigroup, Inc.
(j)
............... 82,251 9,597,869
Coca-Cola Co. (The) ........... 6,313 441,342
Cognizant Technology Solutions Corp. ,
Class A .................. 5,940 493,020
Comerica, Inc. ................ 25,531 2,219,410
Constellation Energy Corp. ....... 1,267 447,593
CoreWeave, Inc. , Class A
(e)
....... 131,565 9,421,370
Corteva, Inc. ................. 6,842 458,619
Crowdstrike Holdings, Inc. , Class A
(e) (j)
30,990 14,526,872
Crown PropTech Acquisitions
(e) (f)
.... 345,971 254,786
Crown PropTech Acquisitions , Class A
(e)
133,068 1,514,314
Davidson Kempner Merchant Co.-Invest
Fund LP , (Acquired 03/31/23 , cost
$ 0 )
(e) (l) (m)
.................. —
(n)
33,042,482
Dell Technologies, Inc. , Class C
(j)
... 146,160 18,398,621
Delta Air Lines, Inc.
(j)
........... 201,916 14,012,970
DF Residential III LP
(e) (f)
.......... 22,678,371 24,492,640
Dominion Energy, Inc. ........... 7,354 430,871
DR Horton, Inc. ............... 58,962 8,492,297
Duke Energy Corp. ............ 28,954 3,393,698
eBay, Inc. ................... 5,576 485,670
EchoStar Corp. , Class A
(e) (j)
....... 459,997 50,001,674
Edwards Lifesciences Corp.
(e)
..... 5,326 454,042
Eli Lilly & Co.
(j)
................ 18,375 19,747,245
EPAM Systems, Inc.
(e)
........... 7,616 1,560,366
Epic Games, Inc. , (Acquired 10/17/24 ,
cost $ 22,098,625 )
(e) (f) (m)
........ 45,487 28,628,153
EQT Corp. .................. 247,560 13,269,216
EXO Capital Technologies, Inc. ,
(Acquired 06/24/21 , cost
$ 5,879,165 )
(e) (f) (m)
............ 10,036 3,713
Expand Energy Corp. ........... 1,726 190,481
Expedia Group, Inc. ............ 1,805 511,375
Fanatics Holdings, Inc. , Class
A , (Acquired 12/15/21 , cost
$ 27,387,008 )
(e) (f) (m)
........... 403,700 32,296,000
Farmers Business Network, Inc.
(e) (f)
.. 217,669 224,199
First Citizens BancShares, Inc. , Class
A
(j)
...................... 7,184 15,418,157
First Horizon Corp. ............. 457,211 10,927,343
Flagstar Bank NA
(j)
............. 2,109,303 26,556,125
FLYR, Inc. , Series D-X
(e) (f)
........ 4,503,497 45
Formentera Partners Fund II LP
(f) (l)
.. —
(n)
19,713,078
Fortinet, Inc.
(e)
................ 5,690 451,843
Fox Corp. , Class B ............. 7,923 514,440
Freeport-McMoRan, Inc. ......... 48,700 2,473,473
FreeWire Technologies, Inc.
(e) (f)
..... 328 —
GE Aerospace
(j)
............... 38,496 11,857,923
GE HealthCare Technologies, Inc. .. 5,771 473,337

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
GE Vernova, Inc.
(j)
............. 48,425 $ 31,649,127
Goldman Sachs Group, Inc. (The) .. 2,573 2,261,667
International Business Machines Corp. 1,496 443,130
Intuitive Surgical, Inc.
(e)
.......... 805 455,920
James Hardie Industries plc , CDI
(e)
.. 23,542 483,297
Johnson & Johnson ............ 2,231 461,705
KLA Corp. ................... 5,600 6,804,448
Lam Research Corp.
(j)
........... 161,237 27,600,550
Latch, Inc.
(e)
................. 715,325 107,442
Lionsgate Studios Corp.
(e)
........ 1,324,564 12,093,269
Lumen Technologies, Inc.
(e) (j)
...... 866,076 6,729,411
M/I Homes, Inc.
(e)
.............. 35,764 4,576,004
Melange Capital Partners
(e) (f) (l)
..... 25,621,325 27,184,226
Meritage Homes Corp.
(j)
......... 113,302 7,455,272
Meta Platforms, Inc. , Class A
(j)
..... 22,183 14,642,776
Mettler-Toledo International, Inc.
(e)
.. 313 436,381
Micron Technology, Inc.
(j)
......... 48,477 13,835,821
MongoDB, Inc. , Class A
(e)
........ 1,389 582,949
MP Materials Corp. , Class A
(e) (j)
.... 226,490 11,442,275
Netflix, Inc.
(e)
................. 61,679 5,783,023
New Look Builders, Inc.
(e) (f)
....... 8,689,610 87
NIKE, Inc. , Class B ............ 7,142 455,017
NRG Energy, Inc. .............. 40,788 6,495,081
Nucor Corp. ................. 2,894 472,040
NVIDIA Corp.
(j)
................ 64,223 11,977,590
Oracle Corp. ................. 1,599 311,661
Palladyne AI Corp.
(e)
............ 853,789 3,637,143
Palladyne AI Corp.
(e) (k)
........... 73,917 314,886
Paramount Skydance Corp. , Class B
(k)
75,211 1,007,827
Pentair plc .................. 4,386 456,758
PepsiCo, Inc. ................ 3,104 445,486
Playstudios, Inc. , Class A
(e)
....... 1,145,983 746,608
Procter & Gamble Co. (The) ...... 3,116 446,554
PTC, Inc.
(e)
.................. 2,631 458,347
QIAGEN NV ................. 92,609 4,164,627
Quanta Services, Inc. ........... 993 419,106
Ralph Lauren Corp. , Class A ...... 1,257 444,488
Raymond James Financial, Inc. .... 2,949 473,580
Relspace
(e) (f)
................. 3,565 3,672
Screaming Eagle Acquistion
Corp. , (Acquired 05/14/24 , cost
$ 2,541,250 )
(e) (m)
............. 250,000 2,258,835
Six Flags Entertainment Corp.
(e)
.... 396,551 6,083,092
Snorkel AI, Inc. , (Acquired 06/30/21 ,
cost $ 609,993 )
(e) (f) (m)
.......... 40,613 248,552
Solaris Energy Infrastructure, Inc. ,
Class A
(j)
................. 351,307 16,149,583
Sonder Holdings, Inc. , Class A
(e)
.... 164,240 1,642
SOURCE Global PBC
(e) (f)
......... 99,230 7,938
Southwest Airlines Co. .......... 13,261 548,077
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23 , cost
$ 7,985,223 )
(e) (f) (m)
............ 98,583 31,152,228
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23 , cost
$ 8,570,448 )
(e) (f) (m)
............ 105,808 33,435,328
Starz Entertainment Corp. ........ 64,848 758,722
STERIS plc .................. 1,734 439,604
Stryker Corp. ................ 1,244 437,229
Take-Two Interactive Software, Inc.
(e)
. 1,876 480,312
Targa Resources Corp. .......... 2,633 485,789
Toll Brothers, Inc. .............. 40,191 5,434,627
Tractor Supply Co. ............. 8,427 421,434
Trade Desk, Inc. (The) , Class A
(e)
... 11,669 442,955
Trane Technologies plc .......... 10,832 4,215,814
Security
Shares
Shares Value
United States (continued)
TRI Pointe Homes, Inc.
(e) (j)
........ 247,797 $ 7,798,172
United Airlines Holdings, Inc.
(e)
..... 66,996 7,491,493
Valero Energy Corp. ............ 2,612 425,208
Vertiv Holdings Co. , Class A ...... 32,786 5,311,660
Vistra Corp. ................. 11,197 1,806,412
Vobile Group Ltd.
(b) (e)
........... 489,000 258,582
Walmart, Inc. ................. 54,378 6,058,253
Walt Disney Co. (The) .......... 20,397 2,320,567
Wealthfront Corp.
(e) (k)
........... 4,131 56,140
West Pharmaceutical Services, Inc. . 1,665 458,108
Wolfspeed, Inc.
(e)
.............. 24,582 427,973
Wynn Resorts Ltd. ............. 41,529 4,997,185
896,138,167
Total Common Stocks — 2.4%
(Cost: $ 1,027,897,732 ) ........................... 1,105,340,882
Par (000)
Pa r (000)
Corporate Bonds
Angola — 0.0%
Azule Energy Finance plc , 8.13% ,
01/23/30
(c)
................ USD 3,560 3,562,955
Argentina — 0.0%
(c)
Telecom Argentina SA , 9.25% , 05/28/33 8,301 8,673,384
Vista Energy Argentina SAU , 8.50% ,
06/10/33 ................. 4,494 4,595,115
13,268,499
Australia — 0.8%
AGL Energy Ltd.
(b)
5.77% , 09/30/35 ............ AUD 3,540 2,285,239
5.77% , 09/30/35 ............ 9,370 6,048,781
Ampol Ltd. , (3-mo. ASX Australia Bank
Bill Short Term Rates Mid + 2.00%),
5.85% , 10/30/55
(a) (b)
.......... 14,640 9,463,812
AngloGold Ashanti Holdings plc , 3.75% ,
10/01/30 ................. USD 585 561,343
AusNet Services Holdings Pty. Ltd.
(a)(b)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
2.25%), 5.88% , 02/12/55 .... AUD 8,910 6,052,940
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
2.25%), 6.19% , 02/12/55 .... 11,570 7,733,130
Australia & New Zealand Banking
Group Ltd.
(b)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.68%), 5.69% ,
08/14/40
(a)
.............. 7,000 4,544,947
6.17% , 08/14/45 ............ 9,530 6,288,552
BHP Billiton Finance Ltd.
(b)
3.64% , 09/04/35 ............ EUR 19,360 22,388,976
3.64% , 09/04/35 ............ 8,076 9,339,534
CIMIC Finance USA Pty. Ltd. , 7.00% ,
03/25/34
(b)
................ USD 7,500 8,142,784
Commonwealth Bank of Australia ,
(5-Year EURIBOR ICE Swap Rate +
1.32%), 3.79% , 08/26/37
(a) (b)
.... EUR 5,115 5,976,043
Dyno Nobel Ltd. , 5.82% , 08/08/35
(b)
. AUD 1,520 990,433
Flinders Port Holdings Pty. Ltd. , 6.10% ,
07/10/34
(b)
................ 7,600 5,126,281
Fortescue Treasury Pty. Ltd.
(c)
5.88% , 04/15/30 ............ USD 247 254,004

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Australia (continued)
4.38% , 04/01/31 ............ USD 918 $ 887,820
6.13% , 04/15/32 ............ 1,927 2,010,793
Glencore Capital Finance DAC
(b)
1.13% , 03/10/28 ............ EUR 12,378 14,043,210
3.67% , 10/06/32 ............ 11,799 13,776,928
1.25% , 03/01/33 ............ 1,853 1,838,060
Glencore Funding LLC , 6.13% ,
10/06/28
(c)
................ USD 700 734,337
Insurance Australia Group Ltd. , (3-mo.
ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.68%),
5.39% , 06/15/37
(a) (b)
.......... AUD 5,290 3,562,654
Mineral Resources Ltd.
(c)
9.25% , 10/01/28 ............ USD 4,247 4,457,228
8.50% , 05/01/30 ............ 8,926 9,282,488
7.00% , 04/01/31 ............ 624 650,710
National Australia Bank Ltd.
(a)(b)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.30%), 4.95% ,
11/14/35 ............... AUD 17,100 11,403,469
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.70%), 5.77% ,
07/30/40 ............... 8,000 5,257,223
NSW Electricity Networks Finance Pty.
Ltd.
(a)(b)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.05%), 5.76% ,
03/11/55 ............... 20,410 13,797,681
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.25%), 6.28% ,
03/11/55 ............... 3,070 2,048,662
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.80%), 5.44% ,
11/20/55 ............... 4,800 3,209,847
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.20%), 6.30% ,
11/20/55 ............... 4,840 3,180,039
NSW Ports Finance Co. Pty. Ltd. ,
5.43% , 09/19/34
(b)
........... 14,000 9,044,675
Oceana Australian Fixed Income Trust
(f)
12.50% , 07/31/26 ........... 16,502 11,150,267
12.50% , 07/31/27 ........... 27,503 18,904,751
10.50% , 07/31/28 ........... 23,159 15,436,613
Origin Energy Finance Ltd. , 1.00% ,
09/17/29
(b)
................ EUR 20,921 22,605,454
Pacific National Finance Pty. Ltd.
(b)
3.70% , 09/24/29 ............ AUD 3,000 1,841,446
(ADSWAP5 + 3.85%), 7.75% ,
12/11/54
(a)
.............. 10,160 6,853,096
Patrick Terminals Finance Pty. Ltd. ,
5.55% , 10/22/35
(b)
........... 11,670 7,482,374
Port of Newcastle Investments
Financing Pty. Ltd.
(b)
6.10% , 07/18/33 ............ 5,450 3,625,019
6.10% , 07/18/33 ............ 610 405,736
Santos Finance Ltd. , 5.75% ,
11/13/35
(c) (o)
............... USD 13,225 13,151,528
Scentre Group Trust 1 , 5.35% ,
09/18/35
(b)
................ AUD 25,800 16,431,990
Tabcorp Finance Pty. Ltd. , 5.99% ,
05/28/31
(b)
................ 9,930 6,541,896
Transurban Finance Co. Pty. Ltd. ,
4.14% , 04/17/35
(b)
........... EUR 6,000 7,200,469
Transurban Queensland Finance Pty.
Ltd. , 5.62% , 08/28/34
(b)
........ AUD 3,090 2,010,682
Security
Par (000)
Par (000) Value
Australia (continued)
Westpac Banking Corp.
(b)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.78%), 5.82% ,
06/04/40
(a)
.............. AUD 9,000 $ 5,928,731
6.14% , 11/13/45 ............ 9,200 6,033,036
Worley Financial Services Pty. Ltd. ,
5.87% , 05/13/32
(b)
........... 6,000 4,021,358
344,007,069
Austria — 0.1%
(b)
ams-OSRAM AG , 10.50% , 03/30/29 . EUR 2,000 2,447,465
Lenzing AG
(a)(p)
(3-Year EURIBOR ICE Swap Rate +
12.11%), 9.00% .......... 14,500 16,899,817
(3-Year EURIBOR ICE Swap Rate +
12.11%), 9.00% .......... 13,700 15,967,413
35,314,695
Belgium — 0.1%
Ageas SA/NV , (5-Year EURIBOR ICE
Swap Rate + 3.04%), 5.88%
(a) (b) (p)
. 1,800 2,128,010
Belfius Bank SA , (5-Year EUR
Swap Annual + 1.30%), 1.25% ,
04/06/34
(a) (b)
............... 11,000 12,129,128
Crelan SA , (1-Year EURIBOR ICE
Swap Rate + 2.75%), 5.25% ,
01/23/32
(a) (b)
............... 3,800 4,820,814
Ontex Group NV , 5.25% , 04/15/30
(b)
. 1,869 2,177,504
Telenet Finance Luxembourg Notes
SARL , 5.50% , 03/01/28
(c)
...... USD 16,000 15,908,293
37,163,749
Brazil — 0.3%
3R Lux SARL
9.75% , 02/05/31
(c)
........... 3,826 3,943,190
9.75% , 02/05/31
(b)
........... 200 206,126
Ambipar Lux SARL
(d)(e)
10.88% , 02/05/33
(c)
.......... 4,140 690,842
10.88% , 02/05/33
(b)
.......... 18,171 3,032,195
Azul Secured Finance LLP , 11.93% ,
08/28/28
(d) (e)
............... 7,328 3,682,474
CSN Resources SA
(b)
8.88% , 12/05/30 ............ 282 261,163
4.63% , 06/10/31 ............ 8,082 6,189,195
5.88% , 04/08/32 ............ 2,646 2,078,195
Eldorado Intl. Finance GmbH , 8.50% ,
12/01/32
(c)
................ 6,644 6,827,042
Embraer Netherlands Finance BV ,
5.98% , 02/11/35 ............ 4,001 4,236,659
LD Celulose International GmbH ,
7.95% , 01/26/32
(c)
........... 624 654,420
MC Brazil Downstream Trading SARL
7.25% , 06/30/31
(c)
........... 6,814 5,970,943
7.25% , 06/30/31
(b)
........... 788 690,806
Nexa Resources SA , 6.75% , 04/09/34
(c)
319 340,134
Petrobras Global Finance BV , 6.75% ,
01/27/41 ................. 1,376 1,389,471
Pluxee NV , 3.50% , 09/04/28
(b)
..... EUR 41,700 49,609,592
PRIO Luxembourg Holding SARL ,
6.75% , 10/15/30
(c)
........... USD 705 687,290
Raizen Fuels Finance SA
6.45% , 03/05/34
(c)
........... 820 675,475
6.70% , 02/25/37
(b)
........... 390 315,900
6.95% , 03/05/54
(c)
........... 425 324,063
Samarco Mineracao SA
(q)
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(c)
.............. 7,075 7,192,597

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Brazil (continued)
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(b)
.............. USD 11,506 $ 11,697,760
Suzano Austria GmbH
6.00% , 01/15/29 ............ 684 703,237
5.00% , 01/15/30 ............ 694 694,007
Vale Overseas Ltd.
6.40% , 06/28/54
(o)
........... 4,284 4,371,822
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.43%), 6.00% , 02/25/56
(a) (c)
.. 742 740,368
117,204,966
Canada — 0.9%
1011778 BC ULC
(c)
3.88% , 01/15/28 ............ 87 85,760
4.38% , 01/15/28 ............ 2,548 2,531,935
3.50% , 02/15/29 ............ 616 595,181
6.13% , 06/15/29 ............ 4,646 4,769,498
5.63% , 09/15/29 ............ 1,059 1,078,259
4.00% , 10/15/30 ............ 314 299,055
Air Canada , 3.88% , 08/15/26
(c)
..... 1,145 1,139,543
Air Canada Pass-Through Trust , Series
2020-1 , Class C , 10.50% , 07/15/26
(c)
15,068 15,485,405
Alexandrite Lake Lux Holdings SARL ,
6.75% , 07/30/30
(b)
........... EUR 3,989 4,768,739
Bank of Montreal , Series 6 , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.98%), 6.88% ,
11/26/85
(a) (o)
............... USD 21,150 21,762,145
Bell Telephone Co. of Canada or Bell
Canada , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 2.39%), 6.88% , 09/15/55
(a)
.... 3,853 3,975,267
Bombardier, Inc.
(c)
8.75% , 11/15/30 ............ 2,429 2,624,311
7.00% , 06/01/32 ............ 2,763 2,919,499
Brookfield Residential Properties, Inc.
(c)
6.25% , 09/15/27 ............ 320 320,183
5.00% , 06/15/29 ............ 2,892 2,797,476
4.88% , 02/15/30 ............ 1,708 1,590,923
Enbridge, Inc. , Series 20-A , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.31%), 5.75% ,
07/15/80
(a) (o)
............... 21,719 21,925,352
Garda World Security Corp.
(c)
7.75% , 02/15/28 ............ 2,265 2,316,182
8.25% , 08/01/32 ............ 2,882 2,929,046
8.38% , 11/15/32 ............ 3,137 3,195,389
HR Ottawa LP , 11.00% , 03/31/31
(c)
.. 98,235 108,038,859
Jones Deslauriers Insurance
Management, Inc. , 8.50% ,
03/15/30
(c)
................ 2,439 2,556,335
Mattamy Group Corp.
(c)
4.63% , 03/01/30 ............ 7,345 7,130,523
6.00% , 12/15/33 ............ 548 543,131
Methanex Corp. , 5.13% , 10/15/27 ... 2,226 2,238,595
NOVA Chemicals Corp.
(c)
5.25% , 06/01/27 ............ 2,593 2,608,861
9.00% , 02/15/30 ............ 3,989 4,259,315
7.00% , 12/01/31 ............ 58 61,776
Open Text Corp. , 3.88% , 12/01/29
(c)
. 3,323 3,153,627
Open Text Holdings, Inc.
(c)
4.13% , 02/15/30 ............ 1,200 1,146,986
4.13% , 12/01/31 ............ 1,940 1,809,832
Security
Par (000)
Par (000) Value
Canada (continued)
Rogers Communications, Inc.
(a)
Series NC5 , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.65%), 7.00% ,
04/15/55
(o)
.............. USD 13,489 $ 14,112,205
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.62%), 7.13% , 04/15/55 .... 6,395 6,733,883
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.59%), 5.25% , 03/15/82
(c)
... 3,020 3,018,682
South Bow Canadian Infrastructure
Holdings Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.67%), 7.50% ,
03/01/55
(a)
................ 2,398 2,563,148
TELUS Corp.
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 6.63% , 10/15/55 .... 2,027 2,068,438
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.71%), 7.00% , 10/15/55 .... 900 936,882
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.69%), 6.38% , 06/09/56 .... 16,777 16,804,834
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.52%), 6.63% , 06/09/56 .... 22,340 22,318,160
Toronto-Dominion Bank (The)
(b)
2.78% , 09/03/27 ............ EUR 31,520 37,298,857
3.19% , 02/16/29 ............ 41,620 49,764,083
Toucan FinCo. Ltd. , 9.50% , 05/15/30
(c)
USD 16,623 16,599,836
Transcanada Trust , Series 16-A , 5.88% ,
08/15/76
(a) (o)
............... 21,822 21,848,710
424,724,706
Chile — 0.2%
AES Andes SA
6.30% , 03/15/29
(c)
........... 612 631,388
6.30% , 03/15/29
(b)
........... 1,052 1,085,327
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.84%), 8.15% , 06/10/55
(a) (c)
.. 10,905 11,419,062
Banco de Credito e Inversiones SA , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.94%),
8.75%
(a) (c) (p)
................ 375 403,805
Cencosud SA , 4.38% , 07/17/27
(b)
... 224 224,000
Engie Energia Chile SA , 3.40% ,
01/28/30
(b)
................ 236 222,652
Telefonica Moviles Chile SA
3.54% , 11/18/31
(c)
........... 4,443 2,552,548
3.54% , 11/18/31
(b)
........... 1,287 739,394
WOM Chile Holdco SpA , 5.00% , ( 5.00%
Cash or 5.00 % PIK), 04/01/32
(a) (c) (q) (r)
41,008 36,997,910
WOM Mobile SA , 12.50% , ( 12.50%
Cash or 12.50 % PIK), 04/01/31
(a) (c) (q)
20,896 19,922,698
74,198,784
China — 0.7%
Alibaba Group Holding Ltd.
(r)
0.50% , 06/01/31 ............ 3,035 4,713,355
0.00% , 09/15/32
(b) (h)
.......... 4,500 4,635,000
Central Plaza Development Ltd. , 6.80% ,
04/07/29
(b)
................ 3,480 3,436,500

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
China (continued)
China City Construction International
Co. Ltd. , 5.35% , 07/03/17
(b) (d) (e) (f)
.. CNY 2,990 $ —
China Pacific Insurance Group Co. Ltd. ,
0.00% , 09/18/30
(b) (h) (r)
......... HKD 282,000 38,698,138
Country Garden Holdings Co. Ltd.
(b)(d)(e)
8.00% , 01/27/24 ............ USD 1,000 101,250
3.13% , 10/22/25 ............ 2,000 182,000
2.70% , 07/12/26 ............ 1,000 91,000
5.13% , 01/14/27 ............ 1,000 91,000
Deep Development 2025 Ltd. , 0.75% ,
05/20/32
(b) (r)
............... HKD 459,000 62,456,602
European TopSoho SARL , Series
SMCP , 4.00% , 10/14/24
(b) (d) (e) (r)
... EUR 13,600 12,946,226
Fantasia Holdings Group Co. Ltd.
(b)(d)(e)
11.75% , 04/17/24 ........... USD 10,550 105,500
11.88% , 06/01/24 ........... 3,142 31,420
7.95% , 07/05/24 ............ 5,938 59,380
9.88% , 10/19/24 ............ 3,695 36,950
6.95% , 12/17/24 ............ 3,180 31,800
Fortune Star BVI Ltd.
(b)
3.95% , 10/02/26 ............ EUR 20,000 23,336,182
6.80% , 09/09/29 ............ USD 5,399 5,318,015
5.88% , 11/20/30 ............ EUR 10,663 12,358,854
GLP China Holdings Ltd. , 2.95% ,
03/29/26
(b)
................ USD 4,746 4,661,901
Guotai Junan Holdings Ltd. , 0.00% ,
11/10/32
(b) (h) (r)
.............. HKD 8,000 979,095
Haidilao International Holding Ltd. ,
2.15% , 01/14/26
(b)
........... USD 5,000 4,997,000
iQIYI, Inc. , 6.50% , 03/15/28
(b) (r)
..... 7,000 7,000,000
KWG Group Holdings Ltd.
(b)(d)(e)
5.88% , 11/10/24 ............ 2,000 90,000
6.00% , 08/14/26 ............ 1,000 45,000
Meituan , 0.00% , 04/27/28
(b) (h) (r)
..... 6,000 5,979,000
Nickel Resources International
Holdings Co. Ltd. , Series 1 , 12.00% ,
12/12/18
(b) (d) (e) (f)
............. HKD 8,000 —
Ping An Insurance Group Co. of China
Ltd.
(b)(r)
0.88% , 07/22/29 ............ USD 26,300 42,681,166
0.00% , 06/11/30
(h)
........... HKD 218,000 35,279,659
Prosus NV
(b)
3.26% , 01/19/27 ............ USD 200 197,126
3.06% , 07/13/31 ............ 1,123 1,019,819
4.03% , 08/03/50 ............ 1,009 701,255
3.83% , 02/08/51 ............ 8,000 5,377,440
SF Holding Investment 2023 Ltd. ,
0.00% , 07/08/26
(b) (h) (r)
......... HKD 126,000 16,060,236
Sunac China Holdings Ltd.
0.00% , 06/23/26 ............ USD 10,676 1,668,262
0.00% , 06/23/28 ............ 1,560 333,222
295,699,353
Colombia — 0.1%
ABRA Global Finance , 14.00% ,
( 14.00 % Cash or 14.00 % PIK),
10/22/29
(c) (q)
............... 24,806 24,367,898
Colombia Telecomunicaciones SA ESP ,
4.95% , 07/17/30
(b)
........... 2,674 2,432,778
Gran Tierra Energy, Inc. , 9.50% ,
10/15/29
(c)
................ 20,709 14,392,755
Promigas SA ESP , 3.75% , 10/16/29
(b)
875 821,748
SURA Asset Management SA , 6.35% ,
05/13/32
(c)
................ 900 959,697
42,974,876
Security
Par (000)
Par (000) Value
Cyprus — 0.0%
ASG Finance DAC , 9.75% , 05/15/29
(b)
USD 9,303 $ 8,186,640
Czech Republic — 0.1%
(b)
Allwyn Entertainment Financing UK plc ,
7.25% , 04/30/30 ............ EUR 10,924 13,479,532
Czechoslovak Group A/S , 5.25% ,
01/10/31 ................. 13,721 16,689,291
EP Infrastructure A/S
1.82% , 03/02/31 ............ 16,300 17,216,240
4.13% , 02/27/33 ............ 10,100 11,713,673
59,098,736
Denmark — 0.1%
Danske Bank A/S
(a)(b)
(GUKG1 + 1.65%), 2.25% , 01/14/28 GBP 17,315 22,874,709
(1-Year EURIBOR ICE Swap Rate +
1.70%), 4.75% , 06/21/30 .... EUR 12,755 15,821,322
Genmab A/S , 7.25% , 12/15/33
(c)
.... USD 754 792,011
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor +
4.75%), 6.77% , 04/22/30 .... EUR 12,146 13,771,595
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.30% , 02/24/31
(b) (c)
.. 1,626 1,832,543
55,092,180
Finland — 0.1%
Ahlstrom Holding 3 Oy
4.88% , 02/04/28
(c)
........... USD 5,469 5,371,824
4.88% , 02/04/28
(b)
........... 3,800 3,732,480
Citycon Treasury BV
(b)
Series EURO , 2.38% , 01/15/27 .. EUR 202 231,783
1.63% , 03/12/28 ............ 5,000 5,436,435
5.00% , 03/11/30 ............ 875 976,848
5.38% , 07/08/31 ............ 4,850 5,406,564
Mehilainen Yhtiot Oy
(b)
5.13% , 06/30/32 ............ 14,638 17,463,708
(3-mo. EURIBOR at 0.00% Floor +
3.38%), 5.39% , 06/30/32
(a)
... 1,860 2,207,481
Nordea Bank Abp , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.72%), 6.75%
(a) (c) (p)
... USD 1,000 1,026,759
41,853,882
France — 2.3%
Altice France SA
(b)
7.25% , 11/01/29 ............ EUR 1,857 2,170,199
5.50% , 10/15/31 ............ 2,261 2,524,286
5.63% , 07/15/32 ............ 4,010 4,484,153
Arkema SA , (5-Year EUR Swap Annual
+ 1.57%), 1.50%
(a) (b) (p)
......... 2,300 2,696,203
Atos SE
(b)(g)
9.36% , 12/18/29 ............ 16,280 21,920,368
5.20% , 12/18/30 ............ 5,470 6,338,929
1.04% , 12/18/32 ............ 6,487 4,993,597
Banijay Entertainment SAS , 7.00% ,
05/01/29
(b)
................ 10,356 12,624,046
Banque Federative du Credit Mutuel
SA
(b)
4.75% , 11/10/31 ............ 8,000 9,973,347
(5-Year EURIBOR ICE Swap Rate +
1.75%), 4.00% , 01/15/35
(a)
... 19,000 22,522,617
(5-Year EURIBOR ICE Swap Rate +
1.40%), 3.75% , 05/14/36
(a)
... 17,800 20,731,130
Bertrand Franchise Finance SAS ,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.75% , 07/18/30
(a) (b)
.... 4,049 4,730,215

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
BNP Paribas Cardif SA , (5-Year
EURIBOR ICE Swap Rate + 3.37%),
6.00%
(a) (b) (p)
................ EUR 43,700 $ 51,658,831
BNP Paribas SA
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.20%), 4.63%
(a) (c) (p)
........ USD 1,754 1,737,501
4.40% , 08/14/28
(c)
........... 1,100 1,102,152
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.90%), 7.75%
(a) (c) (p)
........ 8,212 8,673,342
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.90%), 7.75%
(a) (b) (p)
........ 4,000 4,224,716
(5-Year EURIBOR ICE Swap Rate +
1.60%), 2.50% , 03/31/32
(a) (b)
.. EUR 8,000 9,343,182
Series TMO , (BFRTMO at 0.00%
Floor - 0.25%), 2.82%
(a) (p)
.... 1,983 2,196,716
BPCE SA
(b)
5.25% , 04/16/29 ............ GBP 10,000 13,609,201
(5-year SONIA Mid-Swaps Rate +
1.83%), 2.50% , 11/30/32
(a)
... 12,900 16,666,077
(3-mo. EURIBOR + 1.20%), 3.63% ,
10/01/33
(a)
.............. EUR 22,600 26,297,643
Series NC5. , (5-Year EUR Swap
Annual + 1.75%), 1.50% ,
01/13/42
(a)
.............. 30,800 35,736,011
Capgemini SE , 3.50% , 09/25/34
(b)
... 19,600 22,489,283
Clariane SE , 0.88% , 03/06/27
(b) (r)
... 3,407 2,277,191
Credit Agricole SA
(a)
(GUKG1 + 2.60%), 5.75% ,
11/29/27
(b)
.............. GBP 24,800 33,917,299
(1-day SOFR + 1.69%), 5.34% ,
01/10/30
(c)
.............. USD 300 308,842
(USISSO05 + 3.60%), 6.70%
(c) (p)
. 8,588 8,747,677
(1-day SOFR + 2.67%), 6.25% ,
01/10/35
(c)
.............. 250 265,428
(1-day SOFR + 2.67%), 6.25% ,
01/10/35
(b)
.............. 500 530,856
(USISSO05 + 3.58%), 7.13%
(c) (p)
. 1,000 1,041,272
(5-Year EURIBOR ICE Swap Rate +
1.70%), 4.38% , 04/15/36
(b)
... EUR 14,000 16,876,056
Elior Group SA
(b)
3.75% , 07/15/26 ............ 2,308 2,706,083
5.63% , 03/15/30 ............ 2,791 3,401,343
ELO SACA , 2.88% , 01/29/26
(b)
..... 900 1,055,773
Engie SA
(b)
1.25% , 10/24/41 ............ 1,200 909,526
4.25% , 03/06/44 ............ 5,900 6,708,220
Eutelsat SA
(b)
1.50% , 10/13/28 ............ 3,400 3,819,803
9.75% , 04/13/29 ............ 2,290 2,869,987
Forvia SE
2.75% , 02/15/27
(b)
........... 982 1,151,443
3.75% , 06/15/28
(b)
........... 2,562 3,013,104
5.50% , 06/15/31
(b)
........... 1,895 2,304,079
6.75% , 09/15/33
(c)
........... USD 8,927 9,217,803
FR Bondco SAS , 6.88% , 10/31/32
(b)
. EUR 1,460 1,721,795
Goldstory SAS
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.05% , 02/01/30
(a)
... 3,618 4,303,722
6.75% , 02/01/30 ............ 7,438 9,067,443
Iliad SA
(b)
5.38% , 02/15/29 ............ 13,600 16,813,147
5.63% , 02/15/30 ............ 6,000 7,576,526
4.25% , 01/09/32 ............ 6,800 8,061,284
Security
Par (000)
Par (000) Value
France (continued)
IPD 3 BV
(b)
5.50% , 06/15/31 ............ EUR 12,934 $ 15,374,293
5.50% , 06/15/31 ............ 3,485 4,121,047
Kapla Holding SAS
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.60% , 07/31/30
(a)
... 2,880 3,420,865
5.00% , 04/30/31 ............ 11,357 13,535,066
Kering SA
5.13% , 11/23/26
(b)
........... GBP 34,700 47,146,217
La Financiere Atalian SAS , 8.50% ,
( 8.50 % Cash or 5.00 % PIK),
06/30/28
(b) (q)
............... EUR 10,145 3,227,190
Lion/Polaris Lux 4 SA , (3-mo.
EURIBOR at 0.00% Floor + 3.63%),
5.64% , 07/01/29
(a) (b)
.......... 4,720 5,610,974
Loxam SAS
(b)
4.50% , 02/15/27 ............ 921 1,087,012
6.38% , 05/15/28 ............ 2,073 2,511,393
6.38% , 05/31/29 ............ 2,968 3,609,292
4.25% , 02/15/30 ............ 807 954,190
4.25% , 02/15/31 ............ 5,352 6,292,210
Lune Holdings SARL , 5.63% ,
11/15/28
(b)
................ 7,555 1,021,044
Maya SAS
5.63% , 10/15/28
(b)
........... 300 357,443
7.00% , 10/15/28
(c)
........... USD 5,486 5,554,213
5.38% , 04/15/30
(b)
........... EUR 8,572 10,399,517
6.88% , 04/15/31
(b)
........... 4,006 5,021,869
8.50% , 04/15/31
(c)
........... USD 1,049 1,128,985
7.00% , 04/15/32
(c)
........... 3,042 3,135,246
New Immo Holding SA
(b)
3.25% , 07/23/27 ............ EUR 8,000 9,380,785
5.88% , 04/17/28 ............ 10,000 12,156,308
4.88% , 12/08/28 ............ 4,600 5,474,751
4.95% , 11/14/30 ............ 3,000 3,545,960
Opal Bidco SAS
5.50% , 03/31/32
(b)
........... 8,378 10,156,795
6.50% , 03/31/32
(c)
........... USD 2,145 2,196,949
Orange SA , 3.13% , 11/13/31
(b)
..... EUR 17,500 20,408,937
OVH Groupe SA , 4.75% , 02/05/31
(b)
. 4,694 5,509,601
Paprec Holding SA , 4.13% , 07/15/30
(b)
3,352 3,958,056
RCI Banque SA
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
3.84%), 6.13%
(p)
.......... 5,600 6,615,763
(5-Year EURIBOR ICE Swap Rate +
2.75%), 5.50% , 10/09/34 .... 16,600 20,560,631
(5-Year EURIBOR ICE Swap Rate +
2.20%), 4.75% , 03/24/37 .... 4,400 5,269,822
Renault SA , 3.88% , 09/30/30
(b)
..... 3,900 4,616,536
RTE Reseau de Transport d'Electricite
SADIR
(b)
4.00% , 07/08/45 ............ 9,200 10,269,907
1.13% , 09/09/49 ............ 8,300 4,906,934
Sabena technics SAS , (Acquired
10/28/22 , cost $ 14,860,851 ) , (3-
mo. EURIBOR + 5.00%), 7.02% ,
09/30/29
(a) (f) (m)
.............. 15,039 17,673,283
Societe Generale SA
(a)(b)
(3-mo. EURIBOR + 1.08%), 3.50% ,
03/01/32 ............... 600 701,226
(3-mo. EURIBOR + 1.40%), 3.75% ,
09/02/33 ............... 2,000 2,337,111
TotalEnergies Capital International SA ,
3.85% , 03/03/45
(b)
........... 11,100 11,953,104

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
TotalEnergies SE
(a)(b)(p)
(5-Year EUR Swap Annual +
3.35%), 3.37% ........... EUR 63,305 $ 74,546,242
Series NC7 , (5-Year EUR Swap
Annual + 1.99%), 1.63% ..... 54,716 62,328,601
Veolia Environnement SA
(b)
(5-Year EUR Swap Annual +
2.71%), 2.25%
(a) (p)
......... 6,400 7,510,612
(5-Year EUR Swap Annual +
2.08%), 2.00%
(a) (p)
......... 22,900 26,188,622
(5-Year EUR Swap Annual +
2.82%), 5.99%
(a) (p)
......... 3,000 3,748,068
1.25% , 05/14/35 ............ 800 749,740
3.80% , 06/17/37 ............ 26,200 30,079,886
Worldline SA
(b)
0.00% , 07/30/26
(h) (r)
.......... 345 395,359
0.88% , 06/30/27 ............ 14,000 14,915,458
4.13% , 09/12/28 ............ 39,500 41,813,196
5.25% , 11/27/29 ............ 8,900 9,231,051
5.25% , 11/27/29 ............ 1,500 1,555,795
5.50% , 06/10/30 ............ 21,700 22,244,591
1,044,617,193
Germany — 1.8%
Alstria Office AG
(b)
4.25% , 10/15/29 ............ 4,500 5,225,468
5.50% , 03/20/31 ............ 8,700 10,465,409
Aroundtown Finance SARL
(a)(b)(p)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.16%), 7.88% ........... USD 6,250 6,281,583
(5-Year EURIBOR ICE Swap Rate +
3.43%), 5.25% ........... EUR 27,060 30,997,352
Aroundtown SA
(b)
(5-Year EUR Swap Annual +
2.42%), 1.63%
(a) (p)
......... 700 796,051
3.50% , 05/13/30 ............ 3,500 4,062,911
BASF SE , 0.88% , 10/06/31
(b)
...... 14,409 14,973,478
Bayer AG
(a)(b)
(5-Year EUR Swap Annual +
3.11%), 3.13% , 11/12/79 ..... 8,200 9,500,258
(5-Year EUR Swap Annual +
3.75%), 4.50% , 03/25/82 .... 13,800 16,409,314
(5-Year EUR Swap Annual +
4.46%), 5.38% , 03/25/82 .... 7,500 9,044,888
(5-Year EUR Swap Annual +
3.90%), 7.00% , 09/25/83 .... 10,400 13,429,023
(5-Year EUR Swap Annual +
3.90%), 7.00% , 09/25/83 .... 2,800 3,615,506
BRANICKS Group AG , 2.25% ,
09/22/26
(b)
................ 5,700 4,678,191
Brenntag Finance BV , 3.38% ,
10/02/31
(b)
................ 8,900 10,327,705
Commerzbank AG
(a)(b)
(5-Year EUR Swap Annual +
4.39%), 4.25%
(p)
.......... 2,200 2,567,094
(5-Year EUR Swap Annual +
6.74%), 6.50%
(p)
.......... 3,800 4,744,870
(5-Year EUR Swap Annual +
6.74%), 6.50%
(p)
.......... 4,400 5,494,060
(5-Year EURIBOR ICE Swap Rate +
1.95%), 4.13% , 02/20/37 .... 5,000 5,968,672
(5-Year EURIBOR ICE Swap Rate +
1.83%), 4.13% , 06/30/37 .... 11,100 13,138,905
Daimler Truck Finance North America
LLC , 2.00% , 12/14/26
(c)
........ USD 1,100 1,080,397
Security
Par (000)
Par (000) Value
Germany (continued)
Daimler Truck International Finance
BV
(b)
3.00% , 11/27/29 ............ EUR 5,500 $ 6,459,838
3.38% , 09/23/30 ............ 400 475,908
DEMIRE Deutsche Mittelstand Real
Estate AG , 5.00% , 12/31/27
(b) (g)
.. 6,518 7,200,100
Deutsche Bahn AG , Series CB , (5-
Year EUR Swap Annual + 1.89%),
1.60%
(a) (b) (p)
................ 23,300 25,540,053
Deutsche Bank AG
(a)
(5-Year EURIBOR ICE Swap Rate +
4.55%), 4.50%
(b) (p)
......... 12,200 14,299,087
(3-mo. EURIBOR + 0.95%), 4.00% ,
07/12/28
(b)
.............. 4,100 4,906,976
(3-mo. EURIBOR + 0.60%), 2.63% ,
08/13/28
(b)
.............. 20,100 23,550,278
(3-mo. EURIBOR + 1.05%), 3.00% ,
06/16/29
(b)
.............. 7,400 8,689,279
(3-mo. EURIBOR + 1.05%), 3.00% ,
06/16/29
(b)
.............. 4,200 4,931,753
(5-Year EURIBOR ICE Swap Rate +
5.26%), 8.13%
(b) (p)
......... 4,200 5,363,876
(3-mo. EURIBOR + 1.50%), 4.13% ,
04/04/30
(b)
.............. 400 483,415
Series USTR , (USISOA05 at 0.00%
Floor + 4.36%), 8.13%
(b) (p)
.... USD 6,600 7,047,784
(1-day SOFR + 1.30%), 4.95% ,
08/04/31 ............... 11,615 11,732,424
(5-Year EURIBOR ICE Swap Rate +
3.30%), 4.00% , 06/24/32
(b)
... EUR 13,600 16,164,540
Deutsche Lufthansa AG , (5-Year
EURIBOR ICE Swap Rate + 2.86%),
5.25% , 01/15/55
(a) (b)
.......... 2,200 2,683,131
Deutsche Telekom AG
(b)
2.25% , 03/29/39 ............ 737 728,682
3.63% , 02/03/45 ............ 22,535 24,335,472
1.75% , 12/09/49 ............ 9,067 6,617,876
Deutsche Telekom International
Finance BV , 4.88% , 03/06/42
(c)
... USD 150 138,172
Dynamo Newco II GmbH , 6.25% ,
10/15/31
(b)
................ EUR 3,000 3,590,980
E.ON International Finance BV , 3.50% ,
09/03/35
(b)
................ 11,943 13,813,373
EnBW Energie Baden-Wuerttemberg
AG , (5-Year EURIBOR ICE Swap
Rate + 1.73%), 1.63% , 08/05/79
(a) (b)
5,300 6,088,902
Envalior Deutschland Gmbh , (6-mo.
EURIBOR at 0.00% Floor + 9.50%),
11.62% , 04/01/31
(a) (f)
.......... 26,261 27,507,231
Grand City Properties SA , (5-Year EUR
Swap Annual + 2.18%), 1.50%
(a) (b) (p)
6,900 7,982,689
Gruenenthal GmbH
(b)
4.13% , 05/15/28 ............ 3,348 3,953,238
6.75% , 05/15/30 ............ 2,833 3,482,468
4.63% , 11/15/31 ............ 1,616 1,919,038
4.63% , 11/15/31 ............ 5,589 6,637,069
HT Troplast GmbH , 9.38% , 07/15/28
(b)
6,774 8,255,316
IHO Verwaltungs GmbH
(q)
8.75% , ( 8.75 % Cash or 9.50 % PIK),
05/15/28
(a) (b)
............. 2,618 3,214,945
7.00% , ( 7.00 % Cash or 7.75 % PIK),
11/15/31
(b)
.............. 1,397 1,772,490
8.00% , ( 8.00 % Cash or 8.75 % PIK),
11/15/32
(c)
.............. USD 4,700 4,950,515
Mahle GmbH
(b)
2.38% , 05/14/28 ............ EUR 1,300 1,484,988

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
6.50% , 05/02/31 ............ EUR 3,800 $ 4,643,473
7.13% , 07/15/32 ............ 3,406 4,217,091
Nidda Healthcare Holding GmbH
(b)
7.00% , 02/21/30 ............ 11,958 14,587,553
5.38% , 10/23/30 ............ 1,946 2,337,021
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.28% , 10/15/32
(a)
... 12,638 14,986,264
PCF GmbH
(b)
4.75% , 04/15/29 ............ 876 479,564
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 6.78% , 04/15/29
(a)
... 3,979 2,184,128
PrestigeBidCo GmbH
(a)(b)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.78% , 07/01/29 .... 1,726 2,044,975
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.78% , 07/01/29 .... 6,078 7,201,250
Progroup AG
(b)
5.13% , 04/15/29 ............ 4,410 5,321,996
5.38% , 04/15/31 ............ 7,794 9,362,918
Salzgitter AG , 3.38% , 10/22/32
(b) (r)
... 4,100 5,249,560
Schaeffler AG
(b)
4.50% , 08/14/26 ............ 6,300 7,467,827
4.25% , 04/01/28 ............ 2,600 3,119,121
5.38% , 04/01/31 ............ 1,700 2,106,408
Siemens Financieringsmaatschappij
NV , 2.15% , 03/11/31
(c)
........ USD 250 226,980
TAG Immobilien AG , 0.63% ,
03/11/31
(b) (r)
................ EUR 2,400 2,870,008
Techem Verwaltungsgesellschaft 675
mbH , 4.63% , 07/15/32
(b)
....... 2,200 2,619,203
Tele Columbus AG , 10.00% , ( 10.00%
Cash or 10.00 % PIK), 01/01/29
(a) (b) (q)
9,657 7,136,115
TK Elevator Midco GmbH , 4.38% ,
07/15/27
(b)
................ 4,325 5,100,596
TK Elevator US Newco, Inc. , 5.25% ,
07/15/27
(c)
................ USD 4,583 4,584,077
Traton Finance Luxembourg SA ,
3.75% , 03/27/30
(b)
........... EUR 7,100 8,461,717
TUI Cruises GmbH , 5.00% , 05/15/30
(b)
5,800 6,993,941
Volkswagen Bank GmbH
(b)
2.50% , 07/31/26 ............ 8,700 10,226,084
4.38% , 05/03/28 ............ 3,500 4,248,565
4.63% , 05/03/31 ............ 14,300 17,604,286
Volkswagen Financial Services AG
(b)
3.25% , 05/19/27 ............ 5,500 6,508,930
(3-mo. EURIBOR + 0.78%), 2.85% ,
06/10/27
(a)
.............. 9,079 10,701,568
Volkswagen Financial Services NV
(b)
5.50% , 12/07/26 ............ GBP 16,100 21,963,845
3.25% , 04/13/27 ............ 900 1,195,862
6.50% , 09/18/27 ............ 3,500 4,866,477
2.13% , 01/18/28 ............ 3,900 5,019,481
Volkswagen Group of America Finance
LLC , 4.35% , 06/08/27
(c)
........ USD 400 400,586
Volkswagen International Finance NV
(a)
(b)(p)
(12-Year EUR Swap Annual +
2.97%), 4.63% ........... EUR 17,700 20,857,076
(10-Year EUR Swap Annual +
3.37%), 3.88% ........... 10,700 12,611,287
(10-Year EUR Swap Annual +
3.98%), 4.63% ........... 11,200 13,341,517
(5-Year EURIBOR ICE Swap Rate +
3.17%), 5.49% ........... 1,400 1,697,957
Volkswagen Leasing GmbH , 3.63% ,
10/11/26
(b)
................ 6,907 8,183,481
Security
Par (000)
Par (000) Value
Germany (continued)
Vonovia SE
(b)
Series B , 0.88% , 05/20/32
(r)
..... EUR 3,200 $ 3,634,659
4.50% , 11/12/40 ............ 12,500 14,458,338
1.50% , 06/14/41 ............ 6,700 5,186,934
Wintershall Dea Finance 2 BV , (5-Year
EURIBOR ICE Swap Rate + 3.94%),
6.12%
(a) (b) (p)
................ 9,312 11,164,061
Wintershall Dea Finance BV
(b)
3.83% , 10/03/29 ............ 17,054 20,203,358
4.36% , 10/03/32 ............ 21,680 25,458,538
4.36% , 10/03/32 ............ 4,959 5,823,288
ZF Europe Finance BV
(b)
2.50% , 10/23/27 ............ 1,900 2,199,049
2.50% , 10/23/27 ............ 6,900 7,986,020
7.00% , 06/12/30 ............ 4,300 5,323,656
ZF Finance GmbH
(b)
2.00% , 05/06/27 ............ 1,800 2,078,448
2.75% , 05/25/27 ............ 3,100 3,619,055
2.25% , 05/03/28 ............ 1,900 2,126,885
3.75% , 09/21/28 ............ 5,200 6,015,817
ZF North America Capital, Inc.
(c)
7.13% , 04/14/30 ............ USD 2,915 2,937,530
6.75% , 04/23/30 ............ 322 318,191
7.50% , 03/24/31 ............ 3,935 3,977,329
6.88% , 04/23/32 ............ 2,703 2,643,359
826,686,324
Greece — 0.2%
Danaos Corp. , 8.50% , 03/01/28
(c)
... 6,825 6,870,714
Eurobank SA
(a)(b)
(1-Year EUR Swap Annual +
2.83%), 5.88% , 11/28/29 ..... EUR 16,498 20,910,992
(1-Year EUR Swap Annual +
1.80%), 4.00% , 09/24/30 .... 3,900 4,708,485
(5-Year EURIBOR ICE Swap Rate +
2.17%), 4.88% , 04/30/31 .... 3,750 4,681,059
(5-Year EURIBOR ICE Swap Rate +
3.79%), 6.25%
(p)
.......... 5,425 6,289,748
(1-Year EURIBOR ICE Swap Rate +
1.70%), 4.00% , 02/07/36 .... 4,225 4,943,373
National Bank of Greece SA , (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88% , 06/28/35
(a) (b)
.......... 11,496 14,434,525
Public Power Corp. SA , 4.25% ,
10/31/30
(b)
................ 5,051 6,015,922
68,854,818
Hong Kong — 0.3%
CAS Capital No. 1 Ltd. , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 3.64%),
4.00%
(a) (b) (p)
................ USD 6,133 6,054,421
Celestial Dynasty Ltd.
(b)
6.38% , 08/22/28 ............ 4,636 4,602,679
6.38% , 08/22/28 ............ 364 361,384
CLP Power HK Finance Ltd. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.01%),
5.45%
(a) (b) (p)
................ 6,000 6,232,500
Elect Global Investments Ltd. ,
4.85%
(b) (p)
................. 4,026 3,025,418
Estate Sky Ltd. , 10.50% , 05/21/28
(b)
. 33,500 33,541,875
FWD Group Holdings Ltd.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.08%), 6.68%
(a) (b) (p)
........ 5,215 5,208,586

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hong Kong (continued)
5.25% , 09/22/30
(c)
........... USD 10,000 $ 10,049,700
5.84% , 09/22/35
(c)
........... 13,604 13,758,269
Link CB Ltd. , 4.50% , 12/12/27
(b) (r)
... HKD 107,000 13,906,210
Melco Resorts Finance Ltd.
5.63% , 07/17/27
(b)
........... USD 4,000 3,996,240
5.75% , 07/21/28
(b)
........... 21,000 20,975,430
7.63% , 04/17/32
(c)
........... 5,300 5,565,000
6.50% , 09/24/33
(c)
........... 768 768,998
MTR Corp. CI Ltd.
(a)(b)(p)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
0.86%), 4.88% ........... 6,000 6,102,000
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.46%), 5.63% ........... 3,000 3,162,000
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.46%), 5.63% ........... 5,000 5,270,000
Nan Fung Treasury III Ltd. , 5.00%
(b) (p)
3,125 2,457,031
Peak RE Bvi Holding Ltd. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%),
5.63%
(a) (b) (p)
................ 6,380 6,435,825
REXLot Holdings Ltd.
(b)(d)(e)(f)(r)
6.00% , 04/28/17 ............ HKD 1,103 —
4.50% , 04/17/19 ............ 15,091 —
151,473,566
India — 0.9%
Axis Bank Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.32%), 4.10%
(a) (b) (p)
... USD 15,000 14,812,500
Biocon Biologics Global plc , 6.67% ,
10/09/29
(b)
................ 4,091 4,111,455
Clean Renewable Power Mauritius Pte.
Ltd. , 4.25% , 03/25/27
(b)
........ 13,868 13,538,342
Continuum Energy Aura Pte. Ltd. ,
9.50% , 02/24/27
(b)
........... 17,000 17,255,000
Continuum Green Energy India Pvt ,
7.50% , 06/26/33
(b)
........... 5,445 5,615,219
Diamond II Ltd.
7.95% , 07/28/26
(c)
........... 272 272,596
7.95% , 07/28/26
(b)
........... 27,500 27,560,225
GMR Energy Ltd. , 8.00% , 07/31/30
(b) (g)
INR 1,050,000 11,726,165
Greenko Dutch BV , 3.85% , 03/29/26
(b)
USD 5,206 5,160,021
Greenko Rj01 Irep Pvt Ltd. , 12.50% ,
09/30/27 ................. INR 400,000 4,493,461
Greenko Wind Projects Mauritius Ltd.
7.25% , 09/27/28
(c)
........... USD 759 766,353
7.25% , 09/27/28
(b)
........... 7,234 7,304,079
HDFC Bank Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.93%), 3.70%
(a) (b) (p)
... 15,000 14,751,600
India Clean Energy Holdings , 4.50% ,
04/18/27
(b)
................ 8,000 7,760,000
India Cleantech Energy , 4.70% ,
08/10/26
(b)
................ 13,662 13,496,690
India Green Power Holdings , 4.00% ,
02/22/27
(b)
................ 13,197 12,866,670
India Vehicle Finance , 5.85% ,
03/25/29
(b)
................ 1,496 1,514,670
IRB Infrastructure Developers Ltd. ,
7.11% , 03/11/32
(b)
........... 15,000 15,506,250
JSW Hydro Energy Ltd. , 4.13% ,
05/18/31
(b)
................ 4,964 4,626,186
Security
Par (000)
Par (000) Value
India (continued)
Mumbai International Airport Ltd. ,
6.95% , 07/04/29
(b)
........... USD 21,800 $ 22,640,305
Muthoot Finance Ltd.
(b)
6.38% , 04/23/29 ............ 3,500 3,548,125
6.38% , 03/02/30 ............ 12,335 12,539,298
Periama Holdings LLC , 5.95% ,
04/19/26
(b)
................ 11,500 11,525,875
Piramal Finance Ltd. , 7.80% , 01/29/28
(b)
11,000 11,226,875
Porteast Investment Pvt Ltd. , 19.75% ,
05/29/28 ................. INR 3,220,000 44,253,834
ReNew Pvt Ltd. , 5.88% , 03/05/27
(b)
.. USD 10,000 9,935,600
ReNew Wind Energy AP2 , 4.50% ,
07/14/28
(b)
................ 8,000 7,675,000
Sammaan Capital Ltd.
(b)
9.70% , 07/03/27 ............ 5,000 5,164,050
7.50% , 10/16/30 ............ 1,000 985,313
7.50% , 10/16/30 ............ 6,775 6,675,492
Varanasi Aurangabad Nh-2 Tollway Pvt
Ltd. , 5.90% , 02/28/34
(b)
........ 4,793 4,978,093
Vedanta Resources Finance II plc
10.88% , 09/17/29
(c)
.......... 17,179 18,107,739
10.88% , 09/17/29
(b)
.......... 12,795 13,486,730
9.48% , 07/24/30
(c)
........... 5,141 5,250,246
9.48% , 07/24/30
(b)
........... 5,350 5,463,688
11.25% , 12/03/31
(c)
.......... 4,530 4,865,503
11.25% , 12/03/31
(b)
.......... 8,000 8,592,500
9.85% , 04/24/33
(c)
........... 4,590 4,721,963
384,773,711
Indonesia — 0.2%
Freeport Indonesia PT
(b)
4.76% , 04/14/27 ............ 1,108 1,110,770
5.32% , 04/14/32 ............ 5,018 5,106,994
6.20% , 04/14/52 ............ 15,035 15,320,365
Indofood CBP Sukses Makmur Tbk. PT ,
4.75% , 06/09/51
(b)
........... 9,000 7,725,960
Medco Cypress Tree Pte. Ltd. , 8.63% ,
05/19/30
(c)
................ 212 223,660
Medco Laurel Tree Pte. Ltd. , 6.95% ,
11/12/28
(b)
................ 15,120 15,166,418
Medco Maple Tree Pte. Ltd.
8.96% , 04/27/29
(c)
........... 5,467 5,702,792
8.96% , 04/27/29
(b)
........... 15,000 15,646,950
Minejesa Capital BV
5.63% , 08/10/37
(c)
........... 742 735,508
5.63% , 08/10/37
(b)
........... 18,000 17,842,500
Modernland Overseas Pte. Ltd. ,
6.00% , ( 6.00 % Cash or 6.00 % PIK),
04/30/27
(b) (q)
............... 13,952 4,554,198
Nickel Industries Ltd. , 9.00% ,
09/30/30
(b)
................ 3,165 3,275,775
Star Energy Geothermal Darajat II ,
4.85% , 10/14/38
(b)
........... 2,031 1,970,070
Star Energy Geothermal Wayang
Windu Ltd. , 6.75% , 04/24/33
(b)
... 8,288 8,541,346
102,923,306
Ireland — 0.1%
AIB Group plc , (5-Year EURIBOR ICE
Swap Rate + 3.71%), 6.00%
(a) (b) (p)
. EUR 3,000 3,610,154
Bank of Ireland Group plc , (5-Year
U.K. Government Bonds Note
Generic Bid Yield + 4.70%), 7.59% ,
12/06/32
(a) (b)
............... GBP 6,000 8,459,402

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Cedacri SpA
(a)(b)
(3-mo. EURIBOR at 4.63% Floor +
4.63%), 6.69% , 05/15/28 .... EUR 5,757 $ 6,827,302
(3-mo. EURIBOR at 0.00% Floor +
5.50%), 7.56% , 05/15/28 .... 4,182 4,969,631
eircom Finance DAC , 5.00% ,
04/30/31
(b)
................ 5,824 6,960,828
Flutter Treasury DAC , 6.38% ,
04/29/29
(c)
................ USD 1,475 1,522,650
GGAM Finance Ltd.
(c)
8.00% , 02/15/27 ............ 3,022 3,090,660
8.00% , 06/15/28 ............ 50 52,949
6.88% , 04/15/29 ............ 4,313 4,473,383
Virgin Media O2 Vendor Financing
Notes V DAC , 7.88% , 03/15/32
(b)
. GBP 7,620 10,303,473
50,270,432
Israel — 0.1%
Energean Israel Finance Ltd. , 5.38% ,
03/30/28
(b) (c)
............... USD 324 318,489
Energean plc
5.63% , 05/12/31
(b)
........... EUR 5,450 6,404,802
5.63% , 05/12/31
(c)
........... 1,664 1,955,521
Teva Pharmaceutical Finance
Netherlands II BV
7.38% , 09/15/29 ............ 3,674 4,857,395
4.38% , 05/09/30 ............ 4,764 5,743,210
Teva Pharmaceutical Finance
Netherlands III BV
3.15% , 10/01/26 ............ USD 5,315 5,245,241
4.75% , 05/09/27 ............ 2,002 1,996,995
7.88% , 09/15/29 ............ 1,647 1,808,620
28,330,273
Italy — 1.3%
Almaviva-The Italian Innovation Co.
SpA , 5.00% , 10/30/30
(b)
....... EUR 15,032 17,812,154
Azzurra Aeroporti SpA , 2.63% ,
05/30/27
(b)
................ 5,699 6,674,136
Banca Monte dei Paschi di Siena SpA
(b)
(5-Year EURIBOR ICE Swap Rate +
5.01%), 7.71% , 01/18/28
(a)
... 3,300 4,211,007
3.50% , 04/23/29 ............ 34,600 41,655,680
2.75% , 01/18/31 ............ 16,770 19,514,987
(5-Year EURIBOR ICE Swap Rate +
2.15%), 4.38% , 10/02/35
(a)
... 9,225 10,999,621
Banco BPM SpA , 3.88% , 09/18/26
(b)
. 49,840 59,240,956
BPER Banca SpA , (5-Year EURIBOR
ICE Swap Rate + 4.35%),
6.50%
(a) (b) (p)
................ 3,949 4,800,418
Bubbles Bidco SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.27% , 09/30/31
(a)
... 7,748 9,182,300
6.50% , 09/30/31 ............ 7,461 8,995,422
6.50% , 09/30/31 ............ 2,000 2,411,318
Dolcetto Holdco SpA
(b)
5.63% , 07/14/32 ............ 9,378 11,186,160
(3-mo. EURIBOR + 3.63%), 5.73% ,
07/14/32
(a)
.............. 1,486 1,769,912
Duomo Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 3.25%), 5.31% ,
01/15/32
(a) (b)
............... 8,575 10,154,500
Enel Finance International NV , 2.88% ,
04/11/29
(b)
................ GBP 15,995 20,587,439
Security
Par (000)
Par (000) Value
Italy (continued)
Enel SpA
(a)(b)(p)
(5-Year EUR Swap Annual +
2.68%), 2.25% ........... EUR 14,356 $ 16,722,689
Series 6.5Y , (5-Year EUR Swap
Annual + 1.72%), 1.38% ..... 34,602 39,480,314
Engineering - Ingegneria Informatica
- SpA
(b)
11.13% , 05/15/28 ........... 11,275 14,026,004
(3-mo. EURIBOR at 0.00% Floor +
5.75%), 7.77% , 02/15/30
(a)
... 935 1,118,246
8.63% , 02/15/30 ............ 2,000 2,520,390
Eni SpA
Series NC6 , (5-Year EUR Swap
Annual + 2.20%), 2.00%
(a) (b) (p)
. 4,427 5,120,789
(5-Year EUR Swap Annual +
2.40%), 4.88%
(a) (b) (p)
........ 4,225 5,033,492
5.70% , 10/01/40
(c)
........... USD 200 198,838
Fedrigoni SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.02% , 01/15/30
(a)
... EUR 6,094 7,013,833
6.13% , 06/15/31 ............ 4,745 5,434,370
6.13% , 06/15/31 ............ 10,185 11,664,712
Fiber Midco SpA
10.75% , ( 10.75 % Cash or 10.75%
PIK), 06/15/29
(b) (q)
......... 2,637 2,337,704
Fibercop SpA
6.88% , 02/15/28
(b)
........... 3,318 4,132,723
7.88% , 07/31/28
(b)
........... 4,371 5,607,955
4.75% , 06/30/30
(b)
........... 1,754 2,094,551
5.13% , 06/30/32
(b)
........... 2,577 3,077,959
Series 2034 , 6.00% , 09/30/34
(c)
.. USD 5,309 5,029,452
Series 2036 , 7.20% , 07/18/36
(c)
.. 5,716 5,688,849
7.72% , 06/04/38
(c)
........... 468 468,654
FIS Fabbrica Italiana Sintetici SpA ,
5.63% , 08/01/27
(b)
........... EUR 11,346 13,333,632
Gruppo San Donato SpA , 6.50% ,
10/31/31
(b)
................ 2,833 3,388,644
Iccrea Banca SpA , 4.00% , 11/08/27
(b)
33,040 39,919,105
IMA Industria Macchine Automatiche
SpA
(b)
3.75% , 01/15/28 ............ 7,872 9,262,748
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.78% , 04/15/29
(a)
... 11,317 13,452,735
Intesa Sanpaolo SpA , 5.15% ,
06/10/30
(b)
................ GBP 9,937 13,507,925
Irca SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.85% , 12/15/29
(a) (b)
EUR 4,969 5,934,056
Itelyum Regeneration SpA , 5.75% ,
04/15/30
(b)
................ 4,085 4,785,001
Lottomatica Group SpA
(b)
5.38% , 06/01/30 ............ 3,691 4,483,850
4.88% , 01/31/31 ............ 4,551 5,507,952
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.31% , 06/01/31
(a)
... 2,714 3,208,975
Mediobanca Banca di Credito
Finanziario SpA , (3-mo. EURIBOR +
1.40%), 4.38% , 02/01/30
(a) (b)
.... 2,992 3,646,865
Midnights SPV SRL , (3-mo. EURIBOR
+ 3.15%), 5.20% , 08/22/26
(a) (b) (f)
.. 19,305 22,655,481
Multiversity SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.32% , 05/17/31
(a)
... 12,917 15,349,630
7.13% , 05/17/31 ............ 3,655 4,587,170
Prysmian SpA , 3.63% , 11/28/28
(b)
... 9,592 11,421,965

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Rossini SARL
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 5.89% , 12/31/29
(a)
... EUR 4,406 $ 5,270,041
6.75% , 12/31/29 ............ 7,696 9,502,906
Taurus Law 130 Securities SRL ,
(Acquired 07/14/23 , cost
$ 16,099,457 ) , (3-mo. EURIBOR +
3.25%), 5.77% , 08/22/27
(a) (b) (f) (m)
.. 14,557 17,007,499
TeamSystem SpA
(b)
5.00% , 07/01/31 ............ 3,148 3,733,607
5.00% , 07/01/31 ............ 3,960 4,696,659
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.53% , 07/31/31
(a)
... 2,285 2,703,719
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.28% , 07/01/32
(a)
... 7,064 8,346,369
Telecom Italia Capital SA , 7.72% ,
06/04/38 ................. USD 2,732 3,026,282
Unipol Assicurazioni SpA , 4.90% ,
05/23/34
(b)
................ EUR 3,500 4,309,744
599,010,094
Jamaica — 0.0%
(c)
Digicel Group Holdings Ltd. , Series
2B14 , 0.00% , 12/31/30
(f) (h)
...... USD 2,510 150,620
Digicel International Finance Ltd. ,
8.63% , 08/01/32 ............ 1,303 1,352,683
1,503,303
Japan — 0.5%
Daiwa House Industry Co. Ltd. , 0.00% ,
03/30/29
(b) (h) (r)
.............. JPY 10,000 67,990
Kansai Paint Co. Ltd.
(b)(h)(r)
0.00% , 03/08/29 ............ 10,000 66,314
0.00% , 03/07/31 ............ 10,000 66,315
Kioxia Holdings Corp. , 6.25% ,
07/24/30
(c)
................ USD 4,957 5,099,938
Mitsubishi UFJ Financial Group, Inc.
(o)
3.68% , 02/22/27 ............ 3,300 3,293,428
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.07%), 6.35%
(a) (p)
......... 17,000 17,328,848
Nagoya Railroad Co. Ltd. , 0.00% ,
06/16/34
(b) (h) (r)
.............. JPY 20,000 129,597
Nissan Motor Co. Ltd.
5.25% , 07/17/29
(b)
........... EUR 14,158 17,082,786
7.50% , 07/17/30
(c)
........... USD 1,702 1,785,969
4.81% , 09/17/30
(c)
........... 5,579 5,258,212
7.75% , 07/17/32
(c)
........... 2,996 3,182,382
6.38% , 07/17/33
(b)
........... EUR 1,800 2,169,461
8.13% , 07/17/35
(c)
........... USD 2,874 3,053,977
Nomura Holdings, Inc.
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.08%), 7.00%
(p)
.......... 1,000 1,026,553
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.30%), 5.04% , 06/10/36 .... 8,000 7,905,808
Rakuten Group, Inc.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.58%), 5.13%
(a) (c) (p)
........ 2,500 2,487,092
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.58%), 5.13%
(a) (b) (p)
........ 3,000 2,984,511
(5-Year EUR Swap Annual +
4.74%), 4.25%
(a) (b) (p)
........ EUR 24,519 27,949,558
Security
Par (000)
Par (000) Value
Japan (continued)
9.75% , 04/15/29
(c)
........... USD 589 $ 658,773
Series 1 , (JGBS1 + 3.75%),
4.69%
(a) (b) (p)
.............. JPY 900,000 5,800,080
RLGH Finance Bermuda Ltd. , 6.75% ,
07/02/35
(b)
................ USD 13,360 14,180,055
SoftBank Group Corp.
(b)
4.00% , 07/06/26 ............ 2,879 2,855,498
5.00% , 04/15/28 ............ EUR 3,813 4,555,601
5.38% , 01/08/29 ............ 7,979 9,598,520
3.38% , 07/06/29 ............ 11,167 12,662,894
5.25% , 10/10/29 ............ 7,488 8,933,557
6.88% , 01/10/31 ............ USD 684 684,852
5.88% , 07/10/31 ............ EUR 7,193 8,637,799
3.88% , 07/06/32 ............ 5,002 5,495,731
3.88% , 07/06/32 ............ 100 109,871
5.75% , 07/08/32 ............ 18,426 21,953,943
7.25% , 07/10/32 ............ USD 3,000 3,040,948
6.38% , 07/10/33 ............ EUR 10,576 12,746,781
Sumitomo Mitsui Financial Group, Inc. ,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.90%), 6.45%
(a) (p)
........... USD 11,059 11,258,814
224,112,456
Jersey, Channel Islands — 0.1%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(c)
.......... 7,514 6,993,627
10.38% , 03/31/29
(b)
.......... GBP 14,696 18,032,339
Deepocean Ltd. , 6.00% , 04/08/31
(b)
.. EUR 7,303 8,805,474
33,831,440
Jordan — 0.0%
Hikma Finance USA LLC
5.13% , 07/08/30
(b)
........... USD 809 816,839
Kazakhstan — 0.0%
Kaspi.KZ JSC
6.25% , 03/26/30
(c)
........... 490 499,501
6.25% , 03/26/30
(b)
........... 230 234,460
KazMunayGas National Co. JSC
(b)
5.75% , 04/19/47 ............ 765 721,563
6.38% , 10/24/48 ............ 4,809 4,842,519
6,298,043
Kuwait — 0.0%
(b)
EQUATE Petrochemical Co. KSC ,
4.25% , 11/03/26 ............ 521 520,186
NBK Tier 1 Ltd. , (6-Year USD Constant
Maturity + 2.88%), 3.63%
(a) (p)
.... 5,000 4,904,800
5,424,986
Luxembourg — 0.6%
ADLER Financing SARL , 8.25% ,
( 8.25 % Cash or 8.25 % PIK),
12/31/28
(q)
................ EUR 33,535 40,984,008
Albion Financing 1 SARL
5.38% , 05/21/30
(b)
........... 1,599 1,938,143
7.00% , 05/21/30
(c)
........... USD 3,078 3,212,542
Altice Financing SA , 3.00% , 01/15/28
(b)
EUR 5,462 4,410,918
Breakwater Energy Holdings SARL
9.25% , 11/15/30
(c)
........... USD 7,100 7,434,801
9.25% , 11/15/30
(b)
........... 8,885 9,303,972
Encore Issuances SA , (1-mo.
EURIBOR + 3.00%), 4.93% ,
08/14/26
(a) (b)
............... EUR 3,906 4,609,258
Ephios Subco 3 SARL , 7.88% ,
01/31/31
(b)
................ 9,952 12,462,846

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Essendi SA
(b)
6.38% , 10/15/29 ............ EUR 2,550 $ 3,147,345
5.38% , 05/15/30 ............ 1,711 2,065,419
5.50% , 11/15/31 ............ 611 736,124
5.63% , 05/15/32 ............ 3,377 4,067,743
(3-mo. EURIBOR + 3.75%), 5.81% ,
05/15/32
(a)
.............. 3,951 4,702,693
Garfunkelux Holdco 3 SA , 9.00% ,
09/01/28
(b)
................ 14,534 16,350,697
Garfunkelux Holdco 4 SA , 10.50% ,
( 10.50 % Cash or 10.50 % PIK),
05/01/30
(b) (q)
............... 2,185 —
Herens Holdco SARL , 4.75% ,
05/15/28
(c)
................ USD 2,731 2,371,266
INEOS Finance plc
6.38% , 04/15/29
(b)
........... EUR 9,786 10,090,767
7.50% , 04/15/29
(c)
........... USD 4,305 3,739,670
7.25% , 03/31/31
(b)
........... EUR 7,704 7,790,536
ION Platform Finance SARL
(b)
7.88% , 05/01/29 ............ 12,794 15,259,930
6.50% , 09/30/30 ............ 13,431 15,274,222
6.88% , 09/30/32 ............ 12,585 14,147,064
Kleopatra Finco SARL
(b)(d)(e)
4.25% , 03/01/26 ............ 1,422 785,433
4.25% , 03/01/26 ............ 4,414 2,438,046
9.00% , 09/01/29
(a)
........... 1,784 83,872
Luna 2.5 SARL , 5.50% , 07/01/32
(b)
.. 4,337 5,190,026
Maxam Prill SARL , 6.00% , 07/15/30
(b)
26,469 31,780,855
Prologis International Funding II SA ,
3.13% , 06/01/31
(b)
........... 12,688 14,693,012
Summer BC Holdco B SARL
(b)
5.88% , 02/15/30 ............ 7,740 8,382,415
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.31% , 02/15/30
(a)
... 5,615 6,185,712
Titanium 2l Bondco SARL , 6.25% ,
( 6.25 % Cash or 6.25 % PIK),
01/14/31
(q)
................ 38,898 8,200,626
Vivion Investments SARL
(b)
8.25% , ( 8.25 % Cash or 8.25 % PIK),
08/31/28
(q)
.............. 947 1,106,986
8.25% , ( 8.25 % Cash or 8.00 % PIK),
02/28/29
(q)
.............. 11,302 13,164,484
5.63% , 06/08/30 ............ 10,106 11,438,609
(5-Year EURIBOR ICE Swap Rate +
6.16%), 8.13%
(a) (p)
......... 700 761,412
288,311,452
Macau — 0.2%
MGM China Holdings Ltd.
5.88% , 05/15/26
(c)
........... USD 327 327,811
5.88% , 05/15/26
(b)
........... 350 350,868
7.13% , 06/26/31
(c)
........... 2,225 2,352,937
7.13% , 06/26/31
(b)
........... 370 391,275
Studio City Finance Ltd.
6.50% , 01/15/28
(b)
........... 10,000 10,001,350
5.00% , 01/15/29
(b)
........... 9,866 9,498,196
5.00% , 01/15/29
(c)
........... 3,100 2,984,432
Wynn Macau Ltd.
5.50% , 10/01/27
(c)
........... 5,296 5,284,561
5.63% , 08/26/28
(b)
........... 20,646 20,605,121
5.63% , 08/26/28
(c)
........... 1,266 1,263,493
4.50% , 03/07/29
(c) (r)
.......... 19,300 19,704,633
6.75% , 02/15/34
(c)
........... 10,599 10,748,022
83,512,699
Security
Par (000)
Par (000) Value
Mauritius — 0.3%
Flourishing Trade & Investment Ltd. ,
11.04% , 04/02/28
(c) (f)
.......... USD 62,290 $ 64,470,544
Resurgent Trade and Investments Ltd. ,
9.51% , 12/05/27
(b)
........... 50,132 50,132,000
114,602,544
Mexico — 0.3%
Banco Mercantil del Norte SA , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.07%),
8.38%
(a) (c) (p)
................ 1,104 1,155,888
BBVA Mexico SA Institucion De Banca
Multiple Grupo Financiero BBVA
Mexico , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 3.38%), 7.63% , 02/11/35
(a) (b)
... 398 417,602
Cemex SAB de CV , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 3.52%),
7.20%
(a) (c) (p)
................ 820 854,768
FIEMEX Energia - Banco Actinver SA
Institucion de Banca Multiple , 7.25% ,
01/31/41
(c)
................ 8,677 9,115,025
Fomento Economico Mexicano SAB de
CV , 2.63% , 02/24/26
(b) (r)
....... EUR 8,400 9,866,470
Food Service Project SA , 5.50% ,
01/21/27
(b)
................ 4,105 4,832,374
Grupo Aeromexico SAB de CV , 8.25% ,
11/15/29
(b)
................ USD 495 505,548
Grupo Posadas SAB de CV , 8.00% ,
12/30/27
(b) (g)
............... 4,110 4,093,339
Industrias Penoles SAB de CV , 4.15% ,
09/12/29
(b)
................ 323 316,823
Orbia Advance Corp. SAB de CV ,
6.80% , 05/13/30
(c)
........... 235 231,710
Petroleos Mexicanos , 7.50% ,
03/20/26
(c)
................ 89,906 90,130,765
Trust 2401
(c)
4.87% , 01/15/30 ............ 488 480,680
7.70% , 01/23/32 ............ 592 654,427
6.95% , 01/30/44 ............ 681 710,378
Trust Fibra Uno , 7.70% , 01/23/32
(b)
.. 1,180 1,297,611
124,663,408
Netherlands — 0.6%
AM Green Power BV , 11.30% ,
07/09/27
(b) (f)
................ 27,414 26,970,114
Athora Netherlands NV , (5-Year EUR
Swap Annual + 4.01%), 5.38% ,
08/31/32
(a) (b)
............... EUR 8,000 9,640,610
Boels Topholding BV
(b)
6.25% , 02/15/29 ............ 3,652 4,426,831
5.75% , 05/15/30 ............ 1,106 1,343,953
5.75% , 05/15/30 ............ 7,780 9,453,852
Euronext NV , 1.50% , 05/30/32
(b) (r)
... 4,300 5,009,398
Heineken NV
(b)
3.51% , 05/03/34 ............ 14,420 16,848,637
3.87% , 10/03/37 ............ 5,291 6,165,908
IMCD NV
(b)
2.13% , 03/31/27 ............ 7,642 8,907,897
4.88% , 09/18/28 ............ 28,460 34,834,401
3.63% , 04/30/30 ............ 14,546 17,171,429
ING Groep NV
(a)
(USISSO05 + 3.59%), 7.00%
(p)
.. USD 1,000 1,043,137
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.80%),
6.25% , 05/20/33
(b)
......... GBP 7,900 10,969,865

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
(5-Year EURIBOR ICE Swap Rate +
1.65%), 4.38% , 08/15/34
(b)
... EUR 7,300 $ 8,817,910
JDE Peet's NV , 4.13% , 01/23/30
(b)
.. 9,432 11,415,278
Q-Park Holding I BV
(b)
2.00% , 03/01/27 ............ 2,488 2,903,139
5.13% , 03/01/29 ............ 3,678 4,441,203
5.13% , 02/15/30 ............ 763 925,792
5.13% , 02/15/30 ............ 6,830 8,287,232
Sunrise FinCo. I BV
4.88% , 07/15/31
(c)
........... USD 5,956 5,673,090
4.63% , 05/15/32
(b)
........... EUR 13,892 16,489,623
Trivium Packaging Finance BV , 12.25% ,
01/15/31
(c)
................ USD 7,192 7,803,581
VZ Secured Financing BV
5.00% , 01/15/32
(c)
........... 5,847 5,291,261
5.25% , 01/15/33
(b)
........... EUR 16,801 19,357,542
7.50% , 01/15/33
(c)
........... USD 457 462,954
VZ Vendor Financing II BV , 2.88% ,
01/15/29
(b)
................ EUR 5,001 5,551,102
Ziggo Bond Co. BV
(b)
3.38% , 02/28/30 ............ 1,127 1,177,118
6.13% , 11/15/32 ............ 4,980 5,504,220
Ziggo BV
2.88% , 01/15/30
(b)
........... 3,250 3,604,802
4.88% , 01/15/30
(c)
........... USD 1,571 1,484,958
261,976,837
Nigeria — 0.0%
IHS Holding Ltd. , 6.25% , 11/29/28
(c)
. 9,407 9,340,399
SEPLAT Energy plc , 9.13% , 03/21/30
(b)
810 841,136
10,181,535
Pakistan — 0.0%
Veon Midco BV , 3.38% , 11/25/27
(c)
.. 724 684,404
Panama — 0.0%
AES Panama Generation Holdings
SRL , 4.38% , 05/31/30
(b)
....... 770 719,469
Peru — 0.0%
(c)
Pluspetrol Camisea SA , 6.24% ,
07/03/36
(o)
................ 651 689,963
Volcan Cia Minera SAA , 8.50% ,
10/28/32 ................. 709 727,526
1,417,489
Philippines — 0.1%
(b)
ACEN Finance Ltd. , 4.00%
(p)
...... 17,059 11,258,940
Globe Telecom, Inc. , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 5.53%),
4.20%
(a) (p)
................. 11,000 10,924,980
Petron Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 7.57%), 5.95%
(a) (p)
.......... 18,017 17,964,030
San Miguel Global Power Holdings
Corp.
(a)(p)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
6.55%), 5.70% ........... 5,000 4,993,450
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
7.16%), 5.45% ........... 3,333 3,286,130
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
7.73%), 8.75% ........... 8,000 8,235,000
Security
Par (000)
Par (000) Value
Philippines (continued)
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
6.40%), 8.13% ........... USD 6,800 $ 6,878,625
VLL International, Inc. , 9.38% , 07/29/29 3,628 2,188,591
65,729,746
Portugal — 0.3%
(b)
Banco Espirito Santo SA
(d)(e)
2.63% , 05/08/17 ............ EUR 6,100 1,577,118
4.75% , 01/15/18 ............ 15,500 4,007,432
4.00% , 01/21/25 ............ 19,000 4,912,336
EDP SA
(a)
(5-Year EURIBOR ICE Swap Rate +
2.40%), 4.63% , 09/16/54 .... 7,000 8,441,378
(5-Year EUR Swap Annual +
2.38%), 1.88% , 08/02/81 .... 52,800 61,624,886
Series NC5. , (5-Year EUR Swap
Annual + 1.89%), 1.50% ,
03/14/82 ............... 37,700 43,446,515
124,009,665
Qatar — 0.1%
(a)(b)
CBQ Finance Ltd. , (1-day SOFR +
1.30%), 4.99% , 07/16/30 ....... USD 10,000 10,040,300
QIC Cayman Ltd. , (6-Year USD
Constant Maturity + 2.20%), 6.15%
(p)
15,000 15,218,550
25,258,850
Republic of Turkiye — 0.0%
Eregli Demir ve Celik Fabrikalari TAS ,
8.38% , 07/23/29
(c)
........... 200 210,626
Sisecam UK plc , 8.25% , 05/02/29
(b)
.. 575 592,250
TAV Havalimanlari Holding A/S , 8.50% ,
12/07/28
(b)
................ 332 346,110
Turk Telekomunikasyon A/S
7.38% , 05/20/29
(b)
........... 416 433,289
6.95% , 10/07/32
(c)
........... 6,067 6,190,221
Turkcell Iletisim Hizmetleri A/S , 7.65% ,
01/24/32
(c)
................ 635 673,430
Turkish Airlines Pass-Through Trust ,
Series 2015-1 , Class A , 4.20% ,
03/15/27
(c)
................ 1,818 1,778,185
TVF Varlik Kiralama A/S , 6.95% ,
01/23/30
(b)
................ 773 801,988
11,026,099
Saudi Arabia — 0.2%
(b)
Al Rajhi Sukuk Ltd.
(a)
(6-Year USD Constant Maturity +
1.59%), 6.25%
(p)
.......... 7,844 7,941,736
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.00%), 5.65% , 03/16/36 .... 20,000 20,157,800
Alinma Sukuk Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.10%), 5.79% , 11/10/35
(a)
10,000 9,999,000
BSF Finance , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.00%), 5.76% ,
09/03/35
(a)
................ 10,000 9,988,500
NCB Tier 1 Sukuk Ltd. , (6-Year USD
Constant Maturity + 2.89%),
3.50%
(a) (p)
................. 4,000 3,924,080
Riyad Sukuk Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.25%), 6.21% ,
07/14/35
(a)
................ 8,500 8,687,000

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Saudi Arabia (continued)
Riyad T1 Sukuk Ltd. , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 1.91%),
5.50%
(a) (p)
................. USD 12,000 $ 11,853,360
Saudi Awwal Bank , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.20%), 5.95% ,
09/04/35
(a)
................ 15,000 15,187,500
Saudi Electricity Sukuk Programme Co.
4.94% , 02/13/29 ............ 280 284,233
5.23% , 02/18/30 ............ 818 837,894
5.23% , 02/18/30 ............ 356 364,658
5.68% , 04/11/53 ............ 559 559,123
SNB Sukuk Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 1.85%), 5.94% ,
07/18/36
(a)
................ 15,000 15,281,250
TMS Issuer SARL , 5.78% , 08/23/32 . 5,000 5,210,938
110,277,072
Singapore — 0.2%
Continuum Energy Pte. Ltd. , 12.85% ,
09/11/27
(c) (f)
................ 14,112 14,060,139
DBS Bank Ltd. , 3.21% , 08/19/26
(b)
.. EUR 21,840 25,822,420
ESR Asset Management Ltd.
(a)(b)(p)
(SDSW10 + 6.13%), 5.65% .... SGD 4,250 3,257,134
(SDSW7 + 7.06%), 5.60% ..... 750 582,022
Frasers Centrepoint Trust , (SDSOA5 +
2.22%), 3.98%
(a) (b) (p)
.......... 9,000 7,185,507
GLP Pte. Ltd.
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.74%), 4.50%
(a) (p)
......... USD 13,000 8,580,000
9.75% , 05/20/28 ............ 5,700 5,821,125
Keppel REIT , (SDSOA3 + 2.23%),
3.78%
(a) (b) (p)
................ SGD 8,250 6,498,143
Lendlease Asia Treasury Pte. Ltd. ,
(SDSOA5 + 4.46%), 3.90%
(a) (b) (p)
.. 5,000 3,897,619
Puma International Financing SA ,
7.75% , 04/25/29
(b)
........... USD 14,000 14,399,280
Suntec REIT
(SDSOA5 + 2.66%), 4.48%
(a) (b) (p)
. SGD 7,750 6,293,031
96,396,420
Slovenia — 0.0%
United Group BV , 6.25% , 01/31/32
(b)
. EUR 4,238 4,999,415
South Africa — 0.1%
Anglo American Capital plc , 3.75% ,
06/15/29
(b)
................ 10,901 13,088,851
Bidvest Group UK plc (The) , 6.20% ,
09/17/32
(c)
................ USD 386 391,670
Sappi Papier Holding GmbH , 4.50% ,
03/15/32
(b)
................ EUR 1,735 1,979,271
Sasol Financing USA LLC
4.38% , 09/18/26 ............ USD 270 268,312
6.50% , 09/27/28 ............ 681 668,402
8.75% , 05/03/29
(b)
........... 8,174 8,275,031
Stillwater Mining Co.
4.00% , 11/16/26
(b)
........... 297 294,401
4.50% , 11/16/29
(c)
........... 776 731,380
4.50% , 11/16/29
(b)
........... 284 267,670
Transnet , 8.25% , 02/06/28
(b)
...... 436 460,661
26,425,649
Security
Par (000)
Par (000) Value
South Korea — 0.1%
(b)
Hanwha Life Insurance Co. Ltd. , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.29%),
6.30% , 06/24/55
(a)
........... USD 7,000 $ 7,268,800
Hyundai Card Co. Ltd. , 5.75% , 04/24/29 962 996,949
LG Electronics, Inc. , 5.63% , 04/24/27 469 477,555
Shinhan Financial Group Co. Ltd. , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.06%),
2.88%
(a) (p)
................. 5,716 5,648,151
SK Battery America, Inc. , 2.13% ,
01/26/26 ................. 472 470,275
SK hynix, Inc.
6.25% , 01/17/26 ............ 383 383,268
6.38% , 01/17/28 ............ 213 222,327
Tongyang Life Insurance Co. Ltd. , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.40%),
6.25% , 05/07/35
(a)
........... 8,000 8,284,160
23,751,485
Spain — 1.0%
Arena Luxembourg Finance SARL ,
(3-mo. EURIBOR at 0.00% Floor +
2.50%), 4.55% , 05/01/30
(a) (b)
.... EUR 5,728 6,791,336
Atlantica Sustainable Infrastructure Ltd. ,
4.13% , 06/15/28
(c)
........... USD 723 701,158
Banco Bilbao Vizcaya Argentaria SA ,
(5-Year EURIBOR ICE Swap Rate +
5.54%), 8.38%
(a) (b) (p)
.......... EUR 3,000 3,869,748
Banco de Sabadell SA , (5-Year EUR
Swap Annual + 6.83%), 9.38%
(a) (b) (p)
15,600 20,558,907
Banco Santander SA
(b)
(5-Year EUR Swap Annual +
4.53%), 4.38%
(a) (p)
......... 37,600 44,209,614
3.13% , 05/28/29 ............ 10,300 12,322,534
Bankinter SA , (1-Year EURIBOR
ICE Swap Rate + 1.20%), 3.63% ,
02/04/33
(a) (b)
............... 39,100 45,917,298
CaixaBank SA
(a)(b)(p)
(5-Year EUR Swap Annual +
6.35%), 5.88% ........... 7,800 9,486,839
(5-Year EURIBOR ICE Swap Rate +
3.94%), 6.25% ........... 3,600 4,447,384
(5-Year EURIBOR ICE Swap Rate +
3.35%), 5.88% ........... 600 703,026
Cellnex Telecom SA , 0.75% ,
11/20/31
(b) (r)
................ 9,700 10,263,138
Cirsa Finance International SARL
(b)
7.88% , 07/31/28 ............ 3,507 4,301,910
6.50% , 03/15/29 ............ 5,268 6,435,478
4.88% , 10/15/31 ............ 3,457 4,170,571
(3-mo. EURIBOR + 3.00%), 5.10% ,
10/15/32
(a)
.............. 4,884 5,790,598
Deutsche Bank SA , 3.63% , 11/23/26
(b)
39,400 46,861,484
Grifols SA
(b)
7.13% , 05/01/30 ............ 6,353 7,832,980
7.13% , 05/01/30 ............ 2,203 2,716,206
7.50% , 05/01/30 ............ 7,700 9,504,271
Iberdrola Finanzas SA , (5-Year EUR
Swap Annual + 1.68%), 1.58%
(a) (b) (p)
17,800 20,323,176
Iberdrola International BV
(a)(b)(p)
Series NC5 , (5-Year EUR Swap
Annual + 2.32%), 1.87% ..... 6,500 7,623,752
Series NC6 , (5-Year EUR Swap
Annual + 1.83%), 1.45% ..... 40,500 46,762,318

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain (continued)
Lorca Telecom Bondco SA , 4.00% ,
09/18/27
(b)
................ EUR 919 $ 1,080,158
Repsol E&P Capital Markets US LLC ,
5.20% , 09/16/30
(c)
........... USD 4,429 4,491,666
Repsol International Finance BV , (5-
Year EUR Swap Annual + 2.77%),
2.50%
(a) (b) (p)
................ EUR 60,763 70,839,665
Telefonica Europe BV
(a)(b)(p)
(8-Year EUR Swap Annual +
2.97%), 3.88% ........... 26,700 31,420,873
(7-Year EUR Swap Annual +
2.66%), 2.50% ........... 2,200 2,553,606
(8-Year EUR Swap Annual +
3.07%), 2.88% ........... 3,500 4,057,157
(6-Year EUR Swap Annual +
2.87%), 2.88% ........... 1,200 1,380,157
(7-Year EUR Swap Annual +
3.35%), 6.14% ........... 9,900 12,414,383
(EUAMDB08 + 3.12%), 5.75% .. 5,200 6,468,768
456,300,159
Sweden — 0.1%
Dometic Group AB
(b)
5.00% , 09/11/30 ............ 4,143 4,956,067
5.00% , 09/11/30 ............ 4,546 5,438,157
Heimstaden Bostad Treasury BV ,
1.38% , 03/03/27
(b)
........... 2,519 2,914,206
Intrum Investments & Financing AB
(b)
8.00% , 09/11/27 ............ 5,099 6,071,189
Series 1 , 7.75% , 09/11/28
(c)
..... 815 835,172
7.75% , 09/11/28
(c)
........... SEK 1,231 113,980
8.50% , 09/11/29 ............ EUR 1,172 1,164,199
8.50% , 09/11/29
(c)
........... SEK 1,231 110,195
8.50% , 09/11/30
(c)
........... EUR 169 166,612
8.50% , 09/11/30
(c)
........... SEK 1,477 130,256
Preem AB , 12.00% , 06/30/27
(b)
..... EUR 7,561 9,171,918
Stena International SA
7.25% , 01/15/31
(c)
........... USD 8,946 9,119,606
7.25% , 01/15/31
(b)
........... 9,880 10,071,731
7.63% , 02/15/31
(c)
........... 2,940 3,023,999
53,287,287
Switzerland — 0.4%
Allwyn Entertainment Financing UK
plc
(b)
7.25% , 04/30/30 ............ EUR 3,055 3,769,748
4.13% , 02/15/31 ............ 6,474 7,494,098
Argentum Netherlands BV , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 2.76%),
5.52%
(a) (b) (p)
................ USD 13,101 13,193,309
Dufry One BV
(b)
4.50% , 05/23/32 ............ EUR 2,154 2,591,069
4.50% , 05/23/32 ............ 2,285 2,748,650
gategroup Finance Luxembourg SA ,
3.00% , 02/28/27
(b)
........... CHF 13,920 17,486,759
UBS AG
(1-day SOFR + 0.72%), 4.86% ,
01/10/28
(a) (o)
............. USD 1,618 1,631,562
7.50% , 02/15/28 ............ 700 751,601
UBS Group AG
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.10%), 3.88%
(a) (b) (p)
........ 2,302 2,284,735
Security
Par (000)
Par (000) Value
Switzerland (continued)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.86%), 5.13%
(a) (b) (p)
........ USD 7,974 $ 7,956,091
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88%
(a) (c) (p)
........ 1,833 1,816,074
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.75%), 4.75% , 05/12/28
(a) (c)
.. 200 201,618
0.63% , 01/18/33
(b)
........... EUR 31,400 30,214,778
0.63% , 02/24/33
(b)
........... 3,038 2,913,183
(1-day SOFR + 1.34%), 5.01% ,
03/23/37
(a) (c) (o)
............ USD 30,755 30,483,728
UBS Switzerland AG
(b)
2.58% , 09/23/27 ............ EUR 44,030 51,882,232
3.30% , 03/05/29 ............ 16,150 19,334,176
VistaJet Malta Finance plc
(c)
9.50% , 06/01/28 ............ USD 2,150 2,223,704
6.38% , 02/01/30
(o)
........... 2,954 2,811,170
201,788,285
Taiwan — 0.1%
(b)
Nanshan Life Pte. Ltd.
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.85%), 5.88% , 03/17/41 .... 4,985 5,012,318
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.85%), 5.88% , 03/17/41 .... 6,000 6,032,880
Quanta Computer, Inc. , 0.00% ,
10/02/30
(h) (r)
............... 21,200 19,272,631
Shin Kong Life Singapore Pte. Ltd. ,
6.95% , 06/26/35 ............ 6,000 6,447,120
36,764,949
Thailand — 0.1%
Bangkok Bank PCL , 5.30% ,
09/21/28
(c) (o)
............... 1,175 1,207,630
GC Treasury Center Co. Ltd.
(a)(b)(p)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.82%), 6.50% ........... 14,870 15,004,759
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.16%), 7.13% ........... 10,670 10,860,371
Krung Thai Bank PCL , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 3.53%),
4.40%
(a) (b) (p)
................ 15,980 15,916,080
Minor International PCL , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 7.92%),
2.70%
(a) (b) (p)
................ 5,300 5,236,400
Muangthai Capital PCL
(b)
6.88% , 09/30/28 ............ 7,700 7,796,250
7.55% , 07/21/30 ............ 8,275 8,556,847
64,578,337
Ukraine — 0.1%
NAK Naftogaz Ukraine
(q)
7.13% , ( 7.13 % Cash or 7.13 % PIK),
07/19/26
(b)
.............. EUR 20,297 19,798,327
7.63% , ( 7.63 % Cash or 7.63 % PIK),
11/08/28
(c)
.............. USD 7,091 5,421,750
VF Ukraine PAT
(g)
9.62% , 02/11/27
(c)
........... 10,218 9,860,433

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ukraine (continued)
9.62% , 02/11/27
(b)
........... USD 2,308 $ 2,227,647
37,308,157
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.52%),
8.00%
(a) (b) (p)
................ 557 592,225
Alpha Star Holding IX Ltd.
7.00% , 08/26/28
(b)
........... 3,628 3,708,070
Alpha Star Holding VIII Ltd. , 8.38% ,
04/12/27
(b)
................ 7,000 7,216,510
Emirates NBD Bank PJSC , (6-Year
USD Constant Maturity + 3.16%),
4.25%
(a) (b) (p)
................ 4,000 3,906,400
Emirates Reit Sukuk III Ltd. , 7.50% ,
12/12/28
(b) (g)
............... 5,000 5,071,900
First Abu Dhabi Bank PJSC , (6-Year
USD Constant Maturity + 2.09%),
5.88%
(a) (b) (p)
................ 674 677,862
Magellan Capital Holdings plc , (1-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.23%),
8.38% , 07/08/29
(a) (b)
.......... 5,621 5,720,773
MDGH GMTN RSC Ltd. , 4.38% ,
11/22/33
(c)
................. 723 711,251
Sobha Sukuk I Holding Ltd. , 7.13% ,
09/11/30
(b)
................ 1,527 1,526,622
29,131,613
United Kingdom — 2.7%
10x Future Technologies Services
Ltd. , (Acquired 12/19/23 , cost
$ 6,118,971 ) , 15.00% , ( 15.00 % Cash
or 15.00 % PIK), 06/19/26
(f) (m) (q)
... GBP 4,816 5,047,445
Amber Finco plc , 6.63% , 07/15/29
(b)
. EUR 1,244 1,535,190
Anglian Water Osprey Financing plc ,
6.75% , 08/27/31
(b)
........... GBP 16,500 22,616,060
Ardonagh Finco Ltd.
6.88% , 02/15/31
(b)
........... EUR 30,083 36,437,918
7.75% , 02/15/31
(c)
........... USD 4,387 4,599,133
Ashtead Capital, Inc. , 4.25% , 11/01/29
(c)
900 889,072
Assura Financing plc , 1.63% ,
06/30/33
(b)
................ GBP 5,000 5,207,608
Babcock International Group plc
(b)
1.88% , 10/05/26 ............ 7,699 10,213,407
1.38% , 09/13/27 ............ EUR 2,000 2,302,795
Barclays Bank plc , 6.28%
(a) (p)
...... USD 4,000 4,245,000
Barclays plc
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 6.96%),
8.88%
(a) (b) (p)
.............. GBP 4,761 6,739,111
4.84% , 05/09/28 ............ USD 200 201,709
(5-year SONIA Mid-Swaps Rate +
5.64%), 9.25%
(a) (p)
......... GBP 14,825 21,557,048
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.75%),
8.41% , 11/14/32
(a) (b)
........ 13,548 19,407,755
(5-Year EURIBOR ICE Swap Rate +
3.56%), 6.13%
(a) (b) (p)
........ EUR 3,475 4,080,422
BCP V Modular Services Finance II
plc
(b)
4.75% , 11/30/28 ............ 3,888 4,314,652
6.13% , 11/30/28 ............ GBP 12,098 15,307,500
6.50% , 07/10/31 ............ EUR 613 671,659
6.50% , 07/10/31 ............ 17,447 19,116,542
Security
Par (000)
Par (000) Value
United Kingdom (continued)
BCP V Modular Services Finance plc ,
6.75% , 11/30/29
(b)
........... EUR 2,456 $ 2,226,208
Bellis Acquisition Co. plc
(b)
8.13% , 05/14/30 ............ GBP 7,645 9,584,528
8.00% , 07/01/31 ............ EUR 10,352 11,789,780
Belron UK Finance plc
4.63% , 10/15/29
(b)
........... 3,908 4,719,839
5.75% , 10/15/29
(c)
........... USD 963 983,406
Biffa Group Holdings Ltd.
(b)
5.25% , 06/15/31 ............ EUR 1,910 2,238,144
7.38% , 06/15/31 ............ GBP 3,475 4,724,494
Boots Group Finco LP
(b)
5.38% , 08/31/32 ............ EUR 3,384 4,109,434
7.38% , 08/31/32 ............ GBP 3,670 5,116,026
Bracken MidCo1 plc , 6.75% , ( 6.75%
Cash or 7.50 % PIK), 11/01/27
(b) (q)
. 6,861 9,161,568
British American Tobacco plc , (5-Year
EURIBOR ICE Swap Rate + 1.96%),
4.20%
(a) (b) (p)
................ EUR 11,400 13,415,709
British Telecommunications plc
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 4.25% , 11/23/81
(c)
... USD 1,786 1,763,445
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 4.25% , 11/23/81
(b)
... 25,562 25,239,175
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.49%), 4.88% , 11/23/81
(c) (o)
.. 3,828 3,698,160
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.82%),
8.38% , 12/20/83
(b)
......... GBP 10,700 15,482,764
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.82%),
8.38% , 12/20/83
(b)
......... 12,245 17,718,360
California Buyer Ltd.
5.63% , 02/15/32
(b)
........... EUR 9,015 10,822,419
6.38% , 02/15/32
(c)
........... USD 1,580 1,582,605
CD&R Firefly Bidco plc , 8.63% ,
04/30/29
(b)
................ GBP 24,786 34,956,954
Channel Link Enterprises Finance
plc
(a)(b)
Series A8 , (6-mo. EURIBOR +
5.90%), 2.71% , 06/30/50 .... EUR 4,400 5,148,174
Series A5 , (Sterling Overnight
Index Average + 6.06%), 3.04% ,
06/30/50 ............... GBP 3,075 3,878,155
Connect Finco SARL , 9.00% ,
09/15/29
(c) (o)
............... USD 9,097 9,649,545
ContourGlobal Power Holdings SA ,
5.00% , 02/28/30
(b)
........... EUR 9,765 11,749,221
Deuce Finco plc
(b)
7.00% , 11/20/31 ............ GBP 8,539 11,624,784
(3-mo. EURIBOR + 3.50%), 5.55% ,
11/20/32
(a)
.............. EUR 4,412 5,258,833
Direct Line Insurance Group plc ,
(BPSWS5 + 3.39%), 4.75%
(a) (b) (p)
. GBP 12,157 16,304,312
EC Finance plc , 3.25% , 10/15/26
(b) (g)
. EUR 8,889 10,336,666
Edge Finco plc , 8.13% , 08/15/31
(b)
.. GBP 23,488 33,639,887
Froneri Lux FinCo SARL , 4.75% ,
08/01/32
(b)
................ EUR 9,775 11,573,845
Future plc , 6.75% , 07/10/30
(b)
...... GBP 3,573 4,786,969
Global Switch Finance BV , 1.38% ,
10/07/30
(b)
................ EUR 8,197 9,009,066
Heathrow Finance plc
(b)
3.88% , 03/01/27
(g)
........... GBP 5,212 6,890,510

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
4.13% , 09/01/29
(g)
........... GBP 3,983 $ 5,040,474
6.63% , 03/01/31 ............ 7,682 10,412,104
Heathrow Funding Ltd. , 6.00% ,
03/05/32
(b)
................ 1,910 2,653,147
Howden UK Refinance plc , 8.13% ,
02/15/32
(c)
................ USD 4,771 4,925,256
HSBC Holdings plc
(a)
(3-mo. EURIBOR + 0.86%), 3.76% ,
05/20/29
(b)
.............. EUR 32,570 39,039,236
(SDSOA5 + 2.24%), 5.25%
(b) (p)
.. SGD 4,750 3,820,066
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 7.05%
(p)
.......... USD 7,000 7,276,752
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.65%), 4.60%
(o) (p)
......... 19,983 19,002,746
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.64%), 6.95%
(o) (p)
......... 1,000 1,037,987
(1-day SOFR + 1.90%), 5.87% ,
11/18/35
(o)
.............. 1,200 1,252,939
(5-Year EURIBOR ICE Swap Rate +
1.83%), 4.19% , 05/19/36
(b)
... EUR 10,500 12,545,107
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.60%), 5.64% ,
08/28/36
(b)
.............. AUD 7,000 4,542,238
Iceland Bondco plc , 10.88% , 12/15/27
(b)
GBP 5,036 7,170,863
INEOS Quattro Finance 2 plc
(b)
8.50% , 03/15/29 ............ EUR 6,864 6,408,739
8.50% , 03/15/29 ............ 2,990 2,791,686
6.75% , 04/15/30 ............ 4,986 4,321,759
Informa plc , 3.13% , 07/05/26
(b)
..... GBP 7,682 10,296,757
Intu Jersey 2 Ltd. , 2.88% , 11/01/24
(b) (d) (e)
(r)
....................... 3,562 630,501
Ithaca Energy North Sea plc
8.13% , 10/15/29
(c)
........... USD 3,000 3,099,129
5.50% , 10/01/31
(b)
........... EUR 9,976 11,783,996
Jaguar Land Rover Automotive plc
(c)
4.50% , 10/01/27 ............ USD 1,740 1,719,547
5.88% , 01/15/28 ............ 739 738,255
Lloyds Banking Group plc
(a)(p)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.82%), 6.75% ........... 7,301 7,361,759
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.91%), 8.00% ........... 1,151 1,245,180
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.44%),
7.50% ................. GBP 545 763,504
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.68%), 6.63% ........... USD 5,490 5,480,908
Market Bidco Finco plc
(b)
6.75% , 01/31/31 ............ EUR 8,313 9,662,879
8.75% , 01/31/31 ............ GBP 3,583 4,751,721
Metro Bank Holdings plc , (GUKG1 +
7.81%), 12.00% , 04/30/29
(a) (b)
... 7,331 11,265,668
Metrocentre Finance plc , 8.75% ,
( 8.75 % Cash or 8.75 % PIK),
01/16/28
(q)
................ 1,202 870,427
Mitchells & Butlers Finance plc ,
Series D1 , (Sterling Overnight
Index Average + 2.36%), 6.09% ,
06/15/36
(a) (b)
............... 2,225 2,817,873
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Mobico Group plc
(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(a) (p)
............... GBP 7,638 $ 6,058,638
3.63% , 11/20/28
(g)
........... 3,185 3,869,365
4.88% , 09/26/31 ............ EUR 19,038 17,710,100
Motability Operations Group plc , 4.00% ,
01/22/37
(b)
................ 7,367 8,589,883
Motion Finco SARL , 7.38% , 06/15/30
(b)
8,950 9,546,132
Nationwide Building Society
(a)(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.63%),
5.75%
(p)
................ GBP 4,396 5,918,951
(6-mo. EURIBOR + 2.88%), 4.63% ,
10/29/28 ............... EUR 16,241 19,734,232
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50%
(p)
................ GBP 400 561,203
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50%
(p)
................ 7,575 10,627,789
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.59%),
7.88%
(p)
................ 1,100 1,566,224
10.25% , 12/31/79 ........... 2,500 4,363,988
NatWest Group plc
(a)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.29%),
7.50%
(p)
................ 4,300 6,013,102
(5-Year EURIBOR ICE Swap Rate +
1.40%), 3.72% , 02/25/35
(b)
... EUR 6,000 7,074,243
NatWest Markets plc , 3.00% ,
09/03/30
(b)
................ 16,451 19,201,748
Northumbrian Water Finance plc ,
5.38% , 07/22/32
(b)
........... GBP 5,488 7,428,501
Ocado Group plc
(b)
0.75% , 01/18/27
(r)
........... 2,000 2,575,016
10.50% , 08/08/29 ........... 4,165 5,633,236
11.00% , 06/15/30 ........... 2,753 3,742,940
OEG Finance plc , 7.25% , 09/27/29
(b)
. EUR 18,755 23,039,534
Pinewood Finco plc
(b)
6.00% , 03/27/30 ............ GBP 6,095 8,261,988
6.00% , 03/27/30 ............ 14,421 19,548,177
Pinnacle Bidco plc , 10.00% , 10/11/28
(b)
8,709 12,355,553
Premier Foods Finance plc , 3.50% ,
10/15/26
(b)
................ 3,999 5,328,249
SCC Power plc
(c)(q)
8.00% , ( 8.00 % Cash or 8.00 % PIK),
12/31/28 ............... USD 5,526 3,409,419
4.00% , ( 4.00 % Cash or 4.00 % PIK),
05/17/32 ............... 1,658 174,114
SSE plc
(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.76%),
3.74%
(a) (p)
............... GBP 13,600 18,285,556
8.38% , 11/20/28 ............ 7,898 11,794,655
Standard Chartered plc
(a)(p)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.81%), 4.75%
(b)
.......... USD 3,377 3,175,866
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.87%), 7.00%
(c)
.......... 10,000 10,280,650
Stonegate Pub Co. Financing plc
10.75% , 07/31/29
(b)
.......... GBP 11,885 15,820,994
Synthomer plc , 7.38% , 05/02/29
(b)
... EUR 3,232 3,359,086

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Tesco Property Finance 1 plc , 7.62% ,
07/13/39
(b)
................ GBP 2,637 $ 4,013,410
Tesco Property Finance 3 plc , 5.74% ,
04/13/40
(b)
................ 6,091 8,271,213
Tesco Property Finance 4 plc , 5.80% ,
10/13/40
(b)
................ 2,900 3,948,211
Thames Water Kemble Finance plc ,
4.63% , 05/19/26
(b) (d) (e)
......... 4,273 28,799
Thames Water Utilities Finance plc ,
4.00% , 06/19/27
(b)
........... 18,102 17,534,409
Trident Energy Finance plc , 12.50% ,
11/30/29
(b)
................ USD 2,996 3,043,756
TSB Bank plc , 3.32% , 03/05/29
(b)
... EUR 11,130 13,326,761
TVL Finance plc , 10.25% , 04/28/28
(b)
GBP 1,952 2,677,145
United Utilities Water Finance plc ,
2.00% , 07/03/33
(b)
........... 1,545 1,679,656
Virgin Media Secured Finance plc
5.25% , 05/15/29
(b)
........... 400 521,352
5.50% , 05/15/29
(c)
........... USD 3,178 3,130,828
4.25% , 01/15/30
(b)
........... GBP 2,425 2,995,546
4.13% , 08/15/30
(b)
........... 1,515 1,829,927
4.50% , 08/15/30
(c)
........... USD 3,200 2,962,353
Virgin Media Vendor Financing Notes III
DAC , 4.88% , 07/15/28
(b)
....... GBP 7,517 9,864,505
Virgin Media Vendor Financing Notes IV
DAC , 5.00% , 07/15/28
(c)
....... USD 2,172 2,130,983
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(b)
........... GBP 15,202 19,396,147
4.25% , 01/31/31
(c)
........... USD 1,203 1,097,148
4.50% , 07/15/31
(b)
........... GBP 8,642 10,321,718
4.75% , 07/15/31
(c)
........... USD 9,119 8,418,784
5.63% , 04/15/32
(b)
........... EUR 21,171 25,015,326
5.63% , 04/15/32
(b)
........... 4,500 5,317,130
7.75% , 04/15/32
(c)
........... USD 225 234,472
Vodafone Group plc
(a)
(5-Year USD Swap Semi + 4.87%),
7.00% , 04/04/79 .......... 3,041 3,221,369
Series 60NC10 , (5-Year EUR
Swap Annual + 3.48%), 3.00% ,
08/27/80
(b)
.............. EUR 9,005 10,195,413
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 4.13% , 06/04/81 .... USD 1,786 1,667,593
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.84%),
8.00% , 08/30/86
(b)
......... GBP 1,552 2,285,881
WPP Finance 2013 , 3.63% , 06/09/31
(b)
EUR 27,000 31,323,775
Zegona Finance plc
(b)
6.75% , 07/15/29 ............ 8,516 10,517,009
6.75% , 07/15/29 ............ 6,049 7,470,707
1,197,892,672
United States — 13.0%
3M Co. , 1.75% , 05/15/30 ......... 12,608 14,021,156
Acadia Healthcare Co., Inc.
(c)
5.50% , 07/01/28 ............ USD 1,005 998,881
5.00% , 04/15/29 ............ 220 211,824
7.38% , 03/15/33
(o)
........... 3,554 3,589,554
Acrisure LLC
(c)
7.50% , 11/06/30 ............ 4,193 4,367,632
6.75% , 07/01/32 ............ 2,744 2,826,616
Adient Global Holdings Ltd.
(c)
7.00% , 04/15/28 ............ 1,431 1,470,606
8.25% , 04/15/31 ............ 142 149,311
7.50% , 02/15/33 ............ 3,999 4,127,188
Security
Par (000)
Par (000) Value
United States (continued)
ADT Security Corp. (The)
(c)
4.13% , 08/01/29 ............ USD 1,396 $ 1,361,542
5.88% , 10/15/33 ............ 1,004 1,016,443
Advance Auto Parts, Inc.
3.90% , 04/15/30 ............ 3,609 3,312,973
7.00% , 08/01/30
(c)
........... 514 516,721
7.38% , 08/01/33
(c)
........... 3,076 3,088,212
AECOM , 6.00% , 08/01/33
(c)
....... 630 645,662
AES Corp. (The) , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.89%), 6.95% ,
07/15/55
(a)
................ 6,383 6,302,057
Aethon I LP , (3-mo. CME Term SOFR
at 1.50% Floor + 6.15%), 10.08% ,
01/10/27
(a) (c) (f)
.............. 15,302 15,225,233
Aethon United BR LP , 7.50% ,
10/01/29
(c)
................ 2,402 2,516,518
AG Issuer LLC , 6.25% , 03/01/28
(c)
.. 395 396,791
Albertsons Cos., Inc.
(c)
4.63% , 01/15/27 ............ 4,565 4,560,604
6.50% , 02/15/28 ............ 289 295,189
3.50% , 03/15/29 ............ 100 96,039
4.88% , 02/15/30 ............ 3,261 3,234,098
5.50% , 03/31/31 ............ 100 101,054
Alexander Funding Trust II , 7.47% ,
07/31/28
(c)
................ 18,297 19,493,655
Allegiant Travel Co. , 7.25% , 08/15/27
(c)
3,707 3,758,772
Allegion US Holding Co., Inc. , 3.55% ,
10/01/27 ................. 100 99,101
Alliant Energy Corp. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.08%), 5.75% ,
04/01/56
(a)
................ 11,685 11,663,710
Alliant Holdings Intermediate LLC
(c)
6.75% , 04/15/28 ............ 2,399 2,442,603
5.88% , 11/01/29 ............ 2,211 2,209,055
7.38% , 10/01/32
(o)
........... 7,813 8,101,057
Allied Universal Holdco LLC
3.63% , 06/01/28
(b)
........... EUR 8,190 9,536,891
4.88% , 06/01/28
(b)
........... GBP 9,156 12,015,506
6.00% , 06/01/29
(c) (o)
.......... USD 9,731 9,630,308
6.88% , 06/15/30
(c)
........... 201 209,276
7.88% , 02/15/31
(c)
........... 2,488 2,622,050
Allison Transmission, Inc.
(c)
4.75% , 10/01/27 ............ 1,023 1,021,602
5.88% , 06/01/29 ............ 144 146,198
3.75% , 01/30/31 ............ 379 356,871
5.88% , 12/01/33 ............ 357 362,199
Ally Financial, Inc.
(a)
Series B , (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 3.87%), 4.70%
(p)
... 15,256 15,100,957
(1-day SOFR + 1.78%), 5.55% ,
07/31/33
(o)
.............. 12,700 12,792,971
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.45%), 6.65% , 01/17/40 .... 1,182 1,189,648
Alpha Generation LLC
(c)
6.75% , 10/15/32
(o)
........... 226 233,953
6.25% , 01/15/34 ............ 3,199 3,227,717
Alphabet, Inc.
5.45% , 11/15/55
(o)
........... 13,370 13,115,524
4.38% , 11/06/64 ............ EUR 10,065 11,266,232
Altria Group, Inc. , 6.20% , 02/14/59 .. USD 300 299,492
Alumina Pty. Ltd.
(c)
6.13% , 03/15/30 ............ 299 308,839

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
6.38% , 09/15/32 ............ USD 1,267 $ 1,315,685
Amazon.com, Inc. , 5.45% , 11/20/55
(o)
37,796 36,889,810
Ambac Assurance Corp. , 5.10%
(c) (p)
.. 1,407 1,829,640
AMC Networks, Inc.
10.25% , 01/15/29
(c)
.......... 11,486 12,044,357
4.25% , 02/15/29
(o)
........... 10,878 9,667,045
4.25% , 02/15/29
(r)
........... 4,356 4,440,942
10.50% , 07/15/32
(c)
.......... 5,050 5,578,940
Amentum Holdings, Inc. , 7.25% ,
08/01/32
(c) (o)
............... 2,495 2,629,940
American Airlines Pass-Through Trust
Series 2017-2 , Class A , 3.50% ,
06/15/26
(f)
.............. 22,616 22,475,383
Series 2025-1 , Class B , 5.65% ,
11/11/34 ................ 4,432 4,454,373
American Airlines, Inc.
(c)
7.25% , 02/15/28 ............ 1,305 1,334,102
5.75% , 04/20/29 ............ 4,640 4,725,093
8.50% , 05/15/29
(o)
........... 1,876 1,962,094
American Axle & Manufacturing, Inc.
5.00% , 10/01/29
(o)
........... 1,368 1,317,763
6.38% , 10/15/32
(c)
........... 1,492 1,519,540
7.75% , 10/15/33
(c)
........... 4,637 4,723,149
American Electric Power Co., Inc.
(a)
Series C , (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.13%), 5.80% ,
03/15/56 ............... 18,330 18,197,299
Series D , (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 1.94%), 6.05% ,
03/15/56 ............... 8,745 8,592,224
American Express Co. , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 2.85%),
3.55%
(a) (p)
................. 10,836 10,686,842
American National Group, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.18%),
7.00% , 12/01/55
(a)
........... 1,749 1,750,882
AmeriGas Partners LP
5.75% , 05/20/27 ............ 210 211,208
9.38% , 06/01/28
(c)
........... 1,502 1,557,201
9.50% , 06/01/30
(c)
........... 2,758 2,938,073
Amgen, Inc.
4.66% , 06/15/51 ............ 12,503 10,697,465
5.65% , 03/02/53
(o)
........... 24,037 23,536,975
AmWINS Group, Inc. , 6.38% ,
02/15/29
(c)
................ 1,250 1,285,515
Andiron Financing LLC , (1M Sofr FWD
+ 3.25%), 7.33% , 01/21/30
(a) (f)
... 1,800 1,800,000
Antero Midstream Partners LP
(c)
5.75% , 01/15/28 ............ 1,177 1,179,253
5.38% , 06/15/29 ............ 1,622 1,622,042
6.63% , 02/01/32 ............ 470 486,489
AP Grange Holdings LLC , (Acquired
06/21/24 , cost $ 14,801,000 ) , 6.50% ,
03/20/45
(f) (m)
............... 14,801 15,819,309
APLD ComputeCo LLC , 9.25% ,
12/15/30
(c)
................ 6,100 5,983,492
Aramark International Finance SARL ,
4.38% , 04/15/33
(b)
........... EUR 5,750 6,752,062
Aramark Services, Inc. , 5.00% ,
02/01/28
(c)
................ USD 640 639,905
Arches Buyer, Inc. , 4.25% , 06/01/28
(c)
2,104 2,064,893
Security
Par (000)
Par (000) Value
United States (continued)
Archrock Partners LP
(c)
6.25% , 04/01/28 ............ USD 469 $ 471,691
6.63% , 09/01/32 ............ 957 987,007
Arcosa, Inc.
(c)
4.38% , 04/15/29 ............ 157 154,327
6.88% , 08/15/32 ............ 757 797,976
Ardagh Group SA
9.50% , 12/01/30
(c)
........... 21,701 23,536,988
12.00% , ( 12.00 % Cash or 6.50%
PIK), 12/01/30
(a) (c) (q)
........ 42,340 38,443,544
12.00% , ( 12.00 % Cash or 7.50%
PIK), 12/01/30
(a) (b) (q)
........ EUR 25,307 27,074,261
Ardagh Metal Packaging Finance USA
LLC
3.00% , 09/01/29
(b)
........... 3,885 4,341,215
4.00% , 09/01/29
(c) (o)
.......... USD 4,196 3,950,055
5.00% , 01/30/31
(b)
........... EUR 3,917 4,654,048
Ardagh Packaging Finance plc , 9.50% ,
12/01/30
(b)
................ USD 14,775 16,025,165
Aretec Group, Inc. , 10.00% , 08/15/30
(c)
3,411 3,680,957
Arsenal AIC Parent LLC
(c)
8.00% , 10/01/30 ............ 1,180 1,252,170
11.50% , 10/01/31 ........... 2,406 2,647,930
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ............ 114 113,673
4.63% , 11/15/29
(c)
........... 421 413,907
4.75% , 03/01/30 ............ 288 283,908
5.00% , 02/15/32
(c)
........... 2,297 2,232,220
Ascension Health , Series 2025 , 4.92% ,
11/15/35 .................. 7,605 7,616,511
Ascent Resources Utica Holdings LLC
(c)
5.88% , 06/30/29 ............ 918 920,408
6.63% , 10/15/32 ............ 804 830,220
6.63% , 07/15/33 ............ 264 273,252
Ashton Woods USA LLC
(c)
4.63% , 08/01/29 ............ 1,672 1,594,072
4.63% , 04/01/30 ............ 5,105 4,875,217
6.88% , 08/01/33 ............ 4,935 4,938,924
AT&T Reign II Multi-Property Lease-
Backed Pass-Through Trust , 6.09% ,
12/15/44
(c)
................ 27,075 27,345,146
AT&T, Inc.
2.90% , 12/04/26 ............ GBP 51,763 69,075,568
5.50% , 03/15/27
(b)
........... 14,200 19,397,039
4.30% , 11/18/34 ............ EUR 4,761 5,796,418
2.45% , 03/15/35 ............ 10,513 11,033,672
3.15% , 09/04/36 ............ 4,685 5,108,115
4.05% , 06/01/37 ............ 3,849 4,528,657
ATI, Inc. , 7.25% , 08/15/30 ........ USD 3,441 3,635,337
Avantor Funding, Inc.
(c)
4.63% , 07/15/28 ............ 2,963 2,946,900
3.88% , 11/01/29
(o)
........... 1,836 1,755,685
Avianca Midco 2 plc , 9.00% , 12/01/28
(b)
9,561 9,636,133
Avient Corp.
(c)
7.13% , 08/01/30 ............ 753 775,299
6.25% , 11/01/31 ............ 471 484,121
Avis Budget Car Rental LLC
(c)
8.00% , 02/15/31 ............ 3,607 3,706,959
8.38% , 06/15/32 ............ 5,086 5,251,785
Avnet, Inc. , 1.75% , 09/01/30
(c) (r)
.... 1,380 1,359,990
Axalta Coating Systems Dutch Holding
B BV , 7.25% , 02/15/31
(c)
....... 2,680 2,826,371
Axalta Coating Systems LLC , 3.38% ,
02/15/29
(c)
................ 432 415,267

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Axon Enterprise, Inc.
(c)
6.13% , 03/15/30 ............ USD 1,512 $ 1,560,904
6.25% , 03/15/33 ............ 56 58,258
Azorra Finance Ltd.
(c)
7.75% , 04/15/30 ............ 2,723 2,876,169
7.25% , 01/15/31 ............ 410 429,611
Ball Corp.
6.00% , 06/15/29 ............ 2,206 2,267,520
2.88% , 08/15/30 ............ 659 609,316
3.13% , 09/15/31 ............ 157 144,489
4.25% , 07/01/32 ............ EUR 5,359 6,445,016
Bank of America Corp. , (1-day SOFR +
1.74%), 5.52% , 10/25/35
(a) (o)
.... USD 29,145 29,850,942
Bank of New York Mellon Corp. (The)
(a)
(p)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.30%), 6.30% ........... 1,000 1,034,062
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.27%), 5.95% ........... 1,000 1,015,276
Bath & Body Works, Inc. , 6.63% ,
10/01/30
(c)
................ 2,795 2,857,600
Bausch + Lomb Corp.
8.38% , 10/01/28
(c)
........... 7,014 7,320,862
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 5.87% , 01/15/31
(a) (b)
.. EUR 2,873 3,429,555
BCPE Flavor Debt Merger Sub LLC &
BCPE Flavor Issuer, Inc. , 9.50% ,
07/01/32
(c)
................ USD 7,496 7,163,549
Beach Acquisition Bidco LLC
5.25% , 07/15/32
(b)
........... EUR 8,000 9,571,323
10.00% , ( 10.00 % Cash or 10.75%
PIK), 07/15/33
(c) (q)
......... USD 4,378 4,610,118
Beazer Homes USA, Inc. , 7.25% ,
10/15/29
(o)
................ 8,623 8,812,870
Becton Dickinson & Co. , 3.70% ,
06/06/27 ................. 700 697,075
Beignet Investor LLC , 6.58% ,
05/30/49
(c) (o)
............... 274,584 290,096,656
Block, Inc.
5.63% , 08/15/30
(c)
........... 3,061 3,123,205
6.50% , 05/15/32 ............ 3,915 4,071,052
6.00% , 08/15/33
(c)
........... 1,417 1,454,705
Blue Racer Midstream LLC
(c)
7.00% , 07/15/29 ............ 998 1,040,827
7.25% , 07/15/32 ............ 94 99,760
BMS Ireland Capital Funding DAC ,
4.29% , 11/10/45 ............ EUR 17,130 19,725,037
Boeing Co. (The)
6.39% , 05/01/31 ............ USD 4,100 4,449,294
5.81% , 05/01/50
(o)
........... 31,385 30,870,110
Booking Holdings, Inc.
4.00% , 03/01/44 ............ EUR 4,832 5,253,469
4.00% , 03/01/44 ............ 10,390 11,296,263
3.88% , 03/21/45 ............ 4,306 4,586,396
4.50% , 05/09/46 ............ 11,315 13,014,186
Boost Newco Borrower LLC , 7.50% ,
01/15/31
(c)
................ USD 6,229 6,620,493
Boyd Gaming Corp. , 4.75% , 06/15/31
(c)
826 806,992
BP Capital Markets plc
(a)(b)(p)
(5-Year EUR Swap Annual +
3.52%), 3.25% ........... EUR 92,149 108,314,297
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.89%),
4.25% ................. GBP 8,000 10,674,164
Security
Par (000)
Par (000) Value
United States (continued)
Bracelet Holdings, Inc. , 9.25% ,
07/02/28
(c)
................ USD 25,994 $ 25,427,534
Breeze Aviation Group, Inc.
(f)(m)(q)
(Acquired 01/26/24 , cost
$ 6,620,172 ) 20.00% , ( 20.00%
Cash or 20.00 % PIK), 01/30/28 7,230 7,338,390
(Acquired 01/26/24 , cost
$ 3,775,383 ) 20.00% , ( 20.00%
Cash or 20.00 % PIK), 01/30/28 3,775 3,832,014
Brightstar Lottery plc , 5.25% , 01/15/29
(c)
2,161 2,156,093
Brink's Co. (The)
(c)
4.63% , 10/15/27 ............ 230 229,983
6.50% , 06/15/29 ............ 1,571 1,626,606
6.75% , 06/15/32 ............ 221 230,290
Broadcom, Inc. , 3.75% , 02/15/51 ... 14,290 10,773,142
Buckeye Partners LP
3.95% , 12/01/26 ............ 395 390,735
4.13% , 12/01/27 ............ 496 489,985
6.88% , 07/01/29
(c)
........... 2,049 2,131,394
6.75% , 02/01/30
(c)
........... 1,099 1,153,676
Builders FirstSource, Inc.
(c)
5.00% , 03/01/30 ............ 1,220 1,216,420
4.25% , 02/01/32 ............ 248 236,148
6.38% , 06/15/32 ............ 454 470,406
6.38% , 03/01/34 ............ 3,822 3,951,688
6.75% , 05/15/35 ............ 1,211 1,266,118
Bunge Finance Europe BV
1.00% , 09/24/28
(b)
........... EUR 19,297 21,613,152
Caesars Entertainment, Inc.
(c)
4.63% , 10/15/29
(o)
........... USD 3,586 3,439,830
7.00% , 02/15/30
(o)
........... 2,703 2,799,381
6.50% , 02/15/32 ............ 3,326 3,407,235
6.00% , 10/15/32 ............ 755 734,199
California Resources Corp.
(c)
8.25% , 06/15/29 ............ 5,474 5,725,698
7.00% , 01/15/34 ............ 8,954 8,820,123
Calpine Corp.
(c)
4.50% , 02/15/28 ............ 2,611 2,612,729
5.13% , 03/15/28 ............ 330 330,370
4.63% , 02/01/29 ............ 718 715,312
5.00% , 02/01/31 ............ 126 127,965
Capital One Financial Corp.
(a)
Series M , (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 3.16%), 3.95%
(p)
... 5,897 5,826,114
(1-day SOFR + 1.63%), 5.20% ,
09/11/36
(o)
.............. 12,776 12,711,557
Cardinal Health, Inc.
4.70% , 11/15/26
(o)
........... 3,000 3,019,161
5.00% , 11/15/29 ............ 1,800 1,848,637
Carlisle Cos., Inc. , 3.75% , 12/01/27 . 700 696,230
CCO Holdings LLC
(c)
5.13% , 05/01/27 ............ 3,928 3,922,600
5.00% , 02/01/28 ............ 4,359 4,324,509
5.38% , 06/01/29 ............ 2,720 2,689,318
6.38% , 09/01/29 ............ 693 702,526
4.75% , 03/01/30 ............ 4,637 4,428,560
4.50% , 08/15/30
(o)
........... 3,683 3,467,588
4.25% , 02/01/31 ............ 4,360 4,006,186
7.38% , 03/01/31 ............ 2,826 2,883,898
4.75% , 02/01/32 ............ 8,338 7,620,450
4.50% , 06/01/33 ............ 8,718 7,631,376
4.25% , 01/15/34 ............ 3,651 3,104,352
Celanese US Holdings LLC
6.85% , 11/15/28
(g)
........... 691 722,887

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
6.50% , 04/15/30 ............ USD 3,887 $ 3,906,435
7.05% , 11/15/30
(g)
........... 3,627 3,821,685
6.88% , 07/15/32
(g) (o)
.......... 1,698 1,766,980
6.75% , 04/15/33 ............ 1,172 1,165,851
7.20% , 11/15/33
(g) (o)
.......... 1,717 1,813,866
Centene Corp. , 4.25% , 12/15/27 ... 39,660 39,426,497
Central Garden & Pet Co. , 4.13% ,
04/30/31
(c)
................ 506 477,323
Century Communities, Inc. , 3.88% ,
08/15/29
(c)
................ 2,313 2,199,217
Charles River Laboratories
International, Inc.
(c)
4.25% , 05/01/28 ............ 1,655 1,640,112
3.75% , 03/15/29 ............ 1,327 1,281,261
4.00% , 03/15/31 ............ 383 362,892
Charles Schwab Corp. (The) , Series
K , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.26%), 5.00%
(a) (p)
........... 1,196 1,203,709
Charter Communications Operating
LLC
3.75% , 02/15/28 ............ 1,200 1,183,009
2.80% , 04/01/31 ............ 10,000 8,998,148
Chemours Co. (The)
(c)
4.63% , 11/15/29 ............ 3,403 3,077,091
8.00% , 01/15/33 ............ 5,035 4,874,447
Cheniere Energy Partners LP
4.00% , 03/01/31 ............ 13,765 13,403,793
5.55% , 10/30/35
(c) (o)
.......... 9,170 9,375,208
Chesapeake Energy Corp. , 6.13% ,
02/15/21
(d) (e) (f)
.............. 27,853 3
Chobani LLC , 7.63% , 07/01/29
(c)
... 2,140 2,232,281
Chord Energy Corp.
(c)
6.00% , 10/01/30 ............ 924 935,331
6.75% , 03/15/33 ............ 1,628 1,683,542
Churchill Downs, Inc.
(c)
5.50% , 04/01/27 ............ 2,163 2,162,998
4.75% , 01/15/28 ............ 3,369 3,356,476
Cinemark USA, Inc.
(c)
5.25% , 07/15/28 ............ 677 676,925
7.00% , 08/01/32 ............ 2,452 2,544,446
Cintas Corp. No. 2 , 3.70% , 04/01/27 . 300 299,445
Cipher Compute LLC , 7.13% ,
11/15/30
(c)
................. 1,714 1,745,680
Citigroup Global Markets Holdings,
Inc.
(b)
Series MU0C , 0.00% , 03/02/28
(f) (h)
HKD 23,000 2,909,761
Series 388 , 0.00% , 10/10/28
(c) (h) (r)
. USD 6,000 6,401,520
Series gtmn , 7.12% , 06/20/31 ... 13,000 13,371,561
6.20% , 12/20/31 ............ 13,000 13,485,940
Citigroup, Inc.
(a)
Series X , (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 3.42%), 3.88%
(p)
... 10,651 10,613,855
Series T , (3-mo. CME Term SOFR +
4.78%), 6.25%
(p)
.......... 10,298 10,307,768
6.35% , 09/09/30 ............ 79,100 78,405,423
5.92% , 12/11/30 ............ 38,212 38,212,000
(3-mo. EURIBOR + 1.05%), 3.75% ,
05/14/32
(b)
.............. EUR 38,618 46,064,628
(3-mo. EURIBOR + 1.03%), 3.49% ,
10/22/34 ............... 38,888 44,824,081
(3-mo. EURIBOR + 1.03%), 3.49% ,
10/22/34 ............... 8,706 10,034,932
(1-day SOFR + 1.47%), 5.33% ,
03/27/36
(o)
.............. USD 14,555 14,889,034
Security
Par (000)
Par (000) Value
United States (continued)
Civitas Resources, Inc.
(c)
5.00% , 10/15/26 ............ USD 14,745 $ 14,701,676
8.38% , 07/01/28 ............ 6,992 7,204,508
8.63% , 11/01/30 ............ 6,029 6,318,754
Clarios Global LP
4.75% , 06/15/31
(b)
........... EUR 13,105 15,620,294
6.75% , 09/15/32
(c)
........... USD 6,321 6,554,830
Clarivate Science Holdings Corp. ,
3.88% , 07/01/28
(c)
........... 2,095 2,033,834
Clean Harbors, Inc. , 6.38% , 02/01/31
(c)
847 871,668
Clear Channel Outdoor Holdings, Inc.
(c)
7.88% , 04/01/30
(o)
........... 8,148 8,581,417
7.13% , 02/15/31 ............ 2,601 2,723,620
7.50% , 03/15/33 ............ 2,692 2,843,536
Clearway Energy Operating LLC
(c)
4.75% , 03/15/28 ............ 415 414,096
3.75% , 02/15/31 ............ 322 300,712
Cleveland-Cliffs, Inc.
(c)
6.88% , 11/01/29 ............ 3,067 3,176,528
7.00% , 03/15/32 ............ 2,486 2,548,151
7.38% , 05/01/33 ............ 2,432 2,529,359
7.63% , 01/15/34 ............ 3,679 3,844,632
Cloud Software Group, Inc.
(c)
6.50% , 03/31/29 ............ 15,363 15,564,070
9.00% , 09/30/29 ............ 10,094 10,513,006
8.25% , 06/30/32 ............ 8,067 8,430,339
Clydesdale Acquisition Holdings, Inc.
(c)
6.63% , 04/15/29 ............ 2,366 2,407,284
8.75% , 04/15/30 ............ 8,781 8,927,458
6.75% , 04/15/32 ............ 683 702,312
CMS Energy Corp. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.96%), 6.50% ,
06/01/55
(a)
................ 9,408 9,673,964
CNX Resources Corp.
(c)
6.00% , 01/15/29 ............ 706 710,755
7.25% , 03/01/32 ............ 1,457 1,520,962
Cogent Communications Group LLC
(c)
7.00% , 06/15/27 ............ 2,701 2,700,004
6.50% , 07/01/32
(o)
........... 3,175 2,969,284
Coinbase Global, Inc.
(c)(h)(r)
0.00% , 10/01/29 ............ 10,950 10,159,410
0.00% , 10/01/32 ............ 10,950 9,794,775
Comcast Corp.
2.35% , 01/15/27 ............ 100 98,459
2.89% , 11/01/51 ............ 7,979 4,666,066
2.94% , 11/01/56 ............ 6,118 3,437,551
Commercial Metals Co. , 5.75% ,
11/15/33
(c)
................. 73 74,645
CommScope LLC , 9.50% , 12/15/31
(c) (o)
7,005 7,075,332
Community Health Systems, Inc.
(c)
4.75% , 02/15/31 ............ 2,637 2,349,265
10.88% , 01/15/32 ........... 7,462 8,144,325
9.75% , 01/15/34 ............ 11,676 12,263,637
Comstock Resources, Inc.
(c)
6.75% , 03/01/29 ............ 6,016 6,004,109
5.88% , 01/15/30 ............ 2,046 1,990,053
Concentrix Corp. , 6.65% , 08/02/26
(o)
. 909 917,823
Constellium SE , 3.75% , 04/15/29
(c)
.. 267 257,817
Core Scientific, Inc. , 0.00% , 06/15/31
(c) (h
) (r)
...................... 2,123 2,230,636
CoreWeave, Inc.
(c)
9.25% , 06/01/30
(o)
........... 6,005 5,583,284
9.00% , 02/01/31 ............ 4,103 3,760,482
1.75% , 12/01/31
(r)
........... 3,008 2,846,320

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CQP Holdco LP , 5.50% , 06/15/31
(c)
.. USD 485 $ 479,820
Credit Acceptance Corp. , 6.63% ,
03/15/30
(c)
................ 4,428 4,436,734
Crescent Energy Finance LLC
(c)
7.63% , 04/01/32 ............ 3,975 3,853,851
7.88% , 04/15/32 ............ 4,061 4,001,238
7.38% , 01/15/33 ............ 7,179 6,812,525
8.38% , 01/15/34 ............ 2,256 2,240,975
CrossCountry Intermediate HoldCo
LLC , 6.75% , 12/01/32
(c)
........ 1,033 1,049,762
Crown Castle, Inc. , 3.80% , 02/15/28 . 1,200 1,190,453
CSC Holdings LLC
(c)
5.50% , 04/15/27 ............ 15,472 13,265,987
11.25% , 05/15/28 ........... 3,579 2,847,686
11.75% , 01/31/29 ........... 7,101 5,275,669
6.50% , 02/01/29 ............ 5,900 3,910,052
4.50% , 11/15/31 ............ 4,075 2,485,750
Cushman & Wakefield US Borrower
LLC
(c)
6.75% , 05/15/28 ............ 344 345,826
8.88% , 09/01/31 ............ 2,069 2,209,887
CVR Energy, Inc.
(c)
5.75% , 02/15/28 ............ 266 262,296
8.50% , 01/15/29 ............ 3,339 3,431,982
CVS Health Corp.
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.52%), 6.75% , 12/10/54 .... 230 240,205
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.89%), 7.00% , 03/10/55 .... 4,011 4,207,732
Dana Financing Luxembourg SARL
(b)
8.50% , 07/15/31 ............ EUR 4,623 5,807,290
8.50% , 07/15/31 ............ 1,669 2,096,554
Dana, Inc. , 5.38% , 11/15/27 ....... USD 670 668,897
Darling Global Finance BV , 4.50% ,
07/15/32
(b)
................ EUR 6,330 7,536,242
Darling Ingredients, Inc.
(c)
5.25% , 04/15/27 ............ USD 666 665,311
6.00% , 06/15/30
(o)
........... 3,132 3,183,149
DaVita, Inc.
(c)
4.63% , 06/01/30 ............ 1,386 1,347,733
3.75% , 02/15/31 ............ 806 744,642
6.88% , 09/01/32
(o)
........... 7,373 7,675,042
6.75% , 07/15/33 ............ 335 347,359
Delek Logistics Partners LP
(c)
7.13% , 06/01/28 ............ 425 427,439
8.63% , 03/15/29 ............ 3,863 4,049,058
7.38% , 06/30/33 ............ 2,224 2,269,479
DENTSPLY SIRONA, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.38%), 8.38% ,
09/12/55
(a)
................ 12,528 11,727,842
Diamondback Energy, Inc. , 5.75% ,
04/18/54
(o)
................ 26,610 25,147,438
DirecTV Financing LLC
(c)
8.88% , 02/01/30 ............ 3,546 3,593,661
8.88% , 02/01/30 ............ 318 321,750
10.00% , 02/15/31 ........... 11,427 11,678,986
Discovery Communications LLC
3.95% , 03/20/28 ............ 21,990 21,599,897
3.63% , 05/15/30 ............ 495 455,713
5.00% , 09/20/37 ............ 3,802 3,042,056
6.35% , 06/01/40 ............ 3,952 3,273,271
DISH Network Corp. , 3.38% , 08/15/26
(r)
3,464 3,334,100
Security
Par (000)
Par (000) Value
United States (continued)
Drawbridge Special Opportunities Fund
LP , 5.95% , 09/17/30
(c)
......... USD 4,800 $ 4,578,430
Duke Energy Corp.
4.30% , 03/15/28 ............ 1,400 1,407,541
3.75% , 04/01/31 ............ EUR 5,811 6,919,983
EchoStar Corp.
10.75% , 11/30/29 ........... USD 5,956 6,586,152
6.75% , 11/30/30 ............ 4,827 4,944,914
Edgewell Personal Care Co. , 4.13% ,
04/01/29
(c)
................ 3,914 3,739,604
Edison International
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.86%), 8.13% , 06/15/53 .... 2,369 2,464,995
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.66%), 7.88% , 06/15/54 .... 879 922,732
Elevance Health, Inc. , 4.50% ,
10/30/26
(o)
................ 2,595 2,605,814
Eli Lilly & Co. , 1.38% , 09/14/61 .... EUR 23,965 13,023,498
EMRLD Borrower LP
6.38% , 12/15/30
(b)
........... 12,860 15,746,452
6.63% , 12/15/30
(c)
........... USD 4,319 4,498,290
Encompass Health Corp.
4.50% , 02/01/28 ............ 1,317 1,314,716
4.63% , 04/01/31 ............ 119 116,542
Encore Capital Group, Inc. , 4.25% ,
06/01/28
(b)
................ GBP 3,681 4,751,166
Endo Finance Holdings, Inc. , 8.50% ,
04/15/31
(c) (o)
............... USD 3,894 4,115,728
Energizer Holdings, Inc.
(c)
4.38% , 03/31/29
(o)
........... 3,797 3,628,055
6.00% , 09/15/33 ............ 640 613,891
Energy Transfer LP
4.00% , 10/01/27 ............ 800 798,712
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.02%), 8.00% , 05/15/54
(a)
... 160 170,793
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.83%), 7.13% , 10/01/54
(a)
... 209 214,441
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.68%), 6.50% , 02/15/56
(a)
... 2,400 2,392,059
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.48%), 6.75% , 02/15/56
(a)
... 807 810,081
Entegris, Inc.
(c)
4.38% , 04/15/28 ............ 312 309,716
4.75% , 04/15/29 ............ 2,042 2,046,456
3.63% , 05/01/29 ............ 717 688,789
5.95% , 06/15/30 ............ 1,191 1,214,832
Enterprise Products Operating LLC ,
Series E , (3-mo. CME Term SOFR +
3.29%), 5.25% , 08/16/77
(a) (o)
.... 21,943 21,905,442
Equinix Asia Financing Corp. Pte. Ltd.
(b)
3.50% , 03/15/30 ............ SGD 6,500 5,145,286
2.90% , 09/15/32 ............ 7,000 5,309,631
EquipmentShare.com, Inc.
(c)
9.00% , 05/15/28 ............ USD 2,671 2,775,653
8.63% , 05/15/32 ............ 2,747 2,901,579
8.00% , 03/15/33 ............ 323 338,823
ESC Investments & Realty Corp., Inc. ,
6.63% , 08/15/23
(d) (e) (f)
......... 1,665 —

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
EUSHI Finance, Inc.
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.14%), 7.63% , 12/15/54 .... USD 56 $ 58,870
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.51%), 6.25% , 04/01/56 .... 200 199,578
Expand Energy Corp. , 5.38% ,
06/15/24
(d) (e) (f)
.............. 4,795 —
Fair Isaac Corp.
(c)
4.00% , 06/15/28 ............ 2,232 2,201,312
6.00% , 05/15/33 ............ 144 147,909
Fertitta Entertainment LLC , 6.75% ,
01/15/30
(c) (o)
............... 8,630 8,205,187
Fidelity National Information Services,
Inc. , 2.00% , 05/21/30 ......... EUR 4,435 4,963,601
Figeac Aero North America,
Inc. , (Acquired 07/16/25 , cost
$ 19,221,846 ) , 7.79% , 07/23/30
(b) (f) (m)
16,520 19,245,400
First Citizens BancShares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25% , 03/12/40
(a) (o)
.......... USD 30,107 30,705,166
FirstCash, Inc.
(c)
4.63% , 09/01/28 ............ 142 141,089
5.63% , 01/01/30 ............ 686 688,550
6.88% , 03/01/32 ............ 2,045 2,127,213
Five Point Operating Co. LP , 8.00% ,
10/01/30
(c)
................ 1,311 1,369,707
FLYR - Secured Note , (1M Sofr at
0.50% Floor + 5.00%), 10.00% ,
05/10/27
(a) (f)
................ 12,761 3,404,712
FMC Corp.
3.45% , 10/01/29 ............ 100 88,696
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.37%), 8.45% , 11/01/55
(a)
... 6,249 4,946,120
Focus Financial Partners LLC , 6.75% ,
09/15/31
(c)
................ 780 801,933
Ford Motor Credit Co. LLC
6.95% , 03/06/26 ............ 3,638 3,646,203
6.95% , 06/10/26 ............ 8,952 9,029,949
4.54% , 08/01/26 ............ 3,565 3,560,146
5.13% , 11/05/26 ............ 7,205 7,244,146
4.27% , 01/09/27 ............ 7,230 7,192,410
6.05% , 11/05/31 ............ 13,800 14,135,628
5.87% , 10/31/35
(o)
........... 59,082 58,348,264
Forestar Group, Inc. , 5.00% , 03/01/28
(c)
5,349 5,343,915
Freedom Mortgage Corp. , 12.25% ,
10/01/30
(c)
................ 4,788 5,310,578
Freedom Mortgage Holdings LLC
(c)
9.25% , 02/01/29 ............ 423 443,663
6.88% , 05/01/31 ............ 2,241 2,242,347
9.13% , 05/15/31 ............ 955 1,025,724
8.38% , 04/01/32 ............ 714 751,602
7.88% , 04/01/33 ............ 1,013 1,049,025
Frontier Communications Holdings
LLC
(c)
5.88% , 10/15/27 ............ 1,165 1,168,762
5.00% , 05/01/28 ............ 1,127 1,128,938
6.75% , 05/01/29 ............ 13,959 14,064,706
6.00% , 01/15/30 ............ 9,153 9,308,217
8.75% , 05/15/30 ............ 18,687 19,514,095
8.63% , 03/15/31 ............ 9,270 9,753,736
Frontier Florida LLC , Series E , 6.86% ,
02/01/28 ................. 21,644 22,420,154
Security
Par (000)
Par (000) Value
United States (continued)
Frontier North, Inc. , Series G , 6.73% ,
02/15/28 ................. USD 4,850 $ 5,004,594
FS KKR Capital Corp. , 6.13% , 01/15/31 8,251 8,050,169
FTAI Aviation Investors LLC
(c)
5.50% , 05/01/28 ............ 2,851 2,853,495
7.88% , 12/01/30 ............ 2,634 2,801,006
7.00% , 05/01/31 ............ 139 146,379
7.00% , 06/15/32 ............ 908 954,538
5.88% , 04/15/33 ............ 853 866,803
Full House Resorts, Inc. , 8.25% ,
02/15/28
(c) (o)
............... 2,412 2,095,425
Galaxy Digital Holdings LP , 0.50% ,
05/01/31
(c) (r)
................ 6,876 5,194,818
Gap, Inc. (The)
(c)
3.63% , 10/01/29 ............ 493 467,099
3.88% , 10/01/31 ............ 1,131 1,045,387
Gen Digital, Inc.
(c)
6.75% , 09/30/27 ............ 3,497 3,549,091
7.13% , 09/30/30
(o)
........... 838 865,348
6.25% , 04/01/33 ............ 458 472,304
General Motors Co. , 5.95% , 04/01/49
(o)
15,165 14,717,742
Genesis Energy LP
8.25% , 01/15/29 ............ 948 989,600
8.88% , 04/15/30 ............ 450 473,544
7.88% , 05/15/32 ............ 1,748 1,822,133
8.00% , 05/15/33 ............ 3,290 3,415,356
GEO Group, Inc. (The) , 8.63% ,
04/15/29 ................. 3,406 3,582,441
GFL Environmental, Inc.
(c)
4.00% , 08/01/28 ............ 201 198,266
4.75% , 06/15/29 ............ 125 124,746
4.38% , 08/15/29 ............ 536 527,063
Global Atlantic Fin Co.
(a)(c)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.61%), 7.95% , 10/15/54 .... 962 993,242
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.55%), 7.25% , 03/01/56 .... 927 931,345
Global Medical Response, Inc. , 7.38% ,
10/01/32
(c)
................ 2,347 2,439,410
Global Net Lease, Inc. , 4.50% ,
09/30/28
(c)
................ 1,814 1,778,234
Global Partners LP
(c)
8.25% , 01/15/32 ............ 1,476 1,554,635
7.13% , 07/01/33 ............ 798 812,558
Go Daddy Operating Co. LLC , 5.25% ,
12/01/27
(c)
................ 1,498 1,502,082
Goldman Sachs Bank USA , 6.60% ,
09/12/30
(a) (f)
................ 79,100 78,815,240
Goldman Sachs Finance Corp.
International Ltd.
(h)(r)
Series 1MTN , 0.00% , 02/28/28
(f)
.. 2,900 2,938,280
Series 700H , 0.00% , 03/13/28
(b)
.. 7,000 7,437,500
Series 1MTN , 0.00% , 08/18/28
(b)
. 9,000 8,855,820
Series PCL , 0.00% , 08/28/28
(b) (f)
.. 4,000 4,000,000
0.00% , 11/06/28
(b)
........... 3,000 2,933,580
Goldman Sachs Group, Inc. (The) ,
(3-mo. EURIBOR + 1.10%), 3.98% ,
12/18/36
(a) (b)
............... EUR 11,660 13,682,963
Goodyear Tire & Rubber Co. (The)
4.88% , 03/15/27 ............ USD 361 361,593
5.00% , 07/15/29 ............ 1,352 1,335,850
6.63% , 07/15/30 ............ 602 616,469
5.25% , 07/15/31 ............ 2,091 1,983,539
5.63% , 04/30/33 ............ 2,364 2,239,177

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
GoTo Group, Inc.
(c)
5.50% , 05/01/28 ............ USD 7,778 $ 2,916,675
5.50% , 05/01/28 ............ 7,428 6,239,352
Grand Canyon University , 5.13% ,
10/01/28 ................. 8,775 8,705,690
Granite Ridge Resources, Inc. , 8.88% ,
11/05/29
(c) (f)
................ 57,743 55,652,703
Graphic Packaging International LLC
(c)
3.50% , 03/15/28 ............ 170 164,624
3.75% , 02/01/30 ............ 395 373,388
6.38% , 07/15/32 ............ 1,004 1,022,747
Gray Media, Inc.
(c)
10.50% , 07/15/29
(o)
.......... 447 480,677
9.63% , 07/15/32 ............ 8,372 8,688,197
7.25% , 08/15/33 ............ 2,596 2,652,668
Group 1 Automotive, Inc.
(c)
4.00% , 08/15/28 ............ 108 105,864
6.38% , 01/15/30 ............ 2,946 3,031,413
GS Finance Corp. , (10-Year USD
Constant Maturity at 0.00% Floor
and 5.00% Cap + 0.00%), 8.75% ,
02/14/30
(a)
................ 96,020 95,763,819
HA Sustainable Infrastructure Capital,
Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 4.30%), 8.00% , 06/01/56
(a)
.... 1,800 1,881,108
Harvest Midstream I LP
(c)
7.50% , 09/01/28 ............ 3,003 3,047,901
7.50% , 05/15/32 ............ 555 578,523
HCA, Inc.
(o)
4.90% , 11/15/35 ............ 9,659 9,526,923
4.63% , 03/15/52 ............ 29,440 24,042,497
5.70% , 11/15/55 ............ 25,005 23,828,082
Herc Holdings, Inc.
(c)
6.63% , 06/15/29
(o)
........... 610 633,240
7.00% , 06/15/30 ............ 5,571 5,863,079
7.25% , 06/15/33
(o)
........... 1,177 1,248,072
Hess Midstream Operations LP
(c)
6.50% , 06/01/29 ............ 3,748 3,870,559
5.50% , 10/15/30 ............ 121 122,502
Hilcorp Energy I LP
(c)
5.75% , 02/01/29 ............ 203 200,842
6.00% , 04/15/30 ............ 276 268,190
6.00% , 02/01/31 ............ 3,449 3,278,728
8.38% , 11/01/33 ............ 2,165 2,210,584
6.88% , 05/15/34 ............ 5,303 4,968,968
7.25% , 02/15/35 ............ 187 177,720
Hilton Domestic Operating Co., Inc.
(c)
5.88% , 04/01/29 ............ 3,370 3,450,193
4.00% , 05/01/31 ............ 3,808 3,645,702
3.63% , 02/15/32 ............ 1,187 1,101,869
6.13% , 04/01/32 ............ 875 906,069
5.88% , 03/15/33 ............ 236 242,794
Hilton Grand Vacations Borrower LLC
(c)
5.00% , 06/01/29 ............ 2,626 2,550,707
4.88% , 07/01/31
(o)
........... 1,515 1,414,283
6.63% , 01/15/32 ............ 1,723 1,766,053
Hilton Worldwide Finance LLC , 4.88% ,
04/01/27 ................. 99 99,045
HLF Financing SARL LLC , 4.88% ,
06/01/29
(c)
................ 6,889 6,469,624
Hologic, Inc. , 4.63% , 02/01/28
(c)
.... 579 578,975
Home Depot, Inc. (The) , 4.88% ,
06/25/27 ................. 900 915,219
Security
Par (000)
Par (000) Value
United States (continued)
Homes By West Bay LLC , 11.00% ,
02/06/30
(f)
................. USD 80,958 $ 81,872,825
Howard Hughes Corp. (The)
(c)
5.38% , 08/01/28 ............ 9,626 9,661,867
4.38% , 02/01/31 ............ 971 924,482
Howard Midstream Energy Partners
LLC
(c)
7.38% , 07/15/32 ............ 1,520 1,603,865
6.63% , 01/15/34 ............ 115 118,144
HUB International Ltd. , 7.25% ,
06/15/30
(c)
................ 7,429 7,799,894
Humana, Inc. , 5.75% , 04/15/54
(o)
... 32,946 30,992,976
Huntsman International LLC
4.50% , 05/01/29 ............ 1,307 1,253,209
2.95% , 06/15/31 ............ 531 447,446
Hyundai Capital America , (1-day SOFR
at 0.00% Floor + 1.35%), 5.11% ,
03/27/30
(a) (b) (o)
.............. 10,000 10,072,081
iHeartCommunications, Inc.
(c)
9.13% , 05/01/29 ............ 5,632 5,424,236
7.75% , 08/15/30 ............ 2,365 2,069,375
Imola Merger Corp. , 4.75% , 05/15/29
(c)
2,591 2,557,368
ION Platform Finance US, Inc.
(c)
9.50% , 05/30/29 ............ 6,789 6,875,208
9.00% , 08/01/29 ............ 1,141 1,123,361
7.88% , 09/30/32 ............ 3,376 3,203,342
IQVIA, Inc.
(c)
5.00% , 10/15/26 ............ 1,987 1,985,870
5.00% , 05/15/27 ............ 3,746 3,744,975
6.25% , 06/01/32 ............ 2,481 2,592,442
Iron Mountain Information Management
Services, Inc. , 5.00% , 07/15/32
(c)
. 2,797 2,670,198
Iron Mountain, Inc.
5.00% , 07/15/28
(c)
........... 751 750,043
7.00% , 02/15/29
(c)
........... 4,785 4,915,205
4.88% , 09/15/29
(c)
........... 1,178 1,162,154
5.25% , 07/15/30
(c)
........... 5,424 5,358,396
4.50% , 02/15/31
(c)
........... 853 813,128
5.63% , 07/15/32
(c)
........... 69 67,915
4.75% , 01/15/34
(b)
........... EUR 10,142 11,590,203
ITT Holdings LLC , 6.50% , 08/01/29
(c)
USD 4,087 3,922,096
J.P. Morgan Structured Products BV
(b)(f)
10.00% , 05/21/26 ........... 11,024 11,134,387
13.00% , 02/03/28 ........... 18,008 19,164,228
Jackson National Life Global Funding ,
4.60% , 10/01/29
(c) (o)
.......... 1,000 1,002,001
Jane Street Group
(c)
7.13% , 04/30/31 ............ 3,681 3,867,871
6.13% , 11/01/32 ............ 4,555 4,634,986
Jazz Securities DAC , 4.38% , 01/15/29
(c)
3,711 3,660,203
Jefferies Finance LLC
(c)
5.00% , 08/15/28 ............ 2,708 2,607,180
6.63% , 10/15/31 ............ 1,178 1,159,234
Jefferies GmbH , (ESTR12MA + 1.45%),
3.37% , 02/06/28
(a) (b)
.......... EUR 11,500 13,427,630
Jefferson Capital Holdings LLC , 8.25% ,
05/15/30
(c) (o)
............... USD 2,276 2,393,685
JetBlue Airways Corp. , 9.88% ,
09/20/31
(c)
................ 3,549 3,575,480
JetBlue Pass-Through Trust , Series
2019-1 , Class AA , 2.75% , 05/15/32 2,590 2,323,854
Johnson & Johnson , 1.65% , 05/20/35 EUR 15,012 15,303,782
Jose Andres Group 1L Notes , 10.00% ,
11/14/32
(f)
................. USD 18,923 14,286,865

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
JP Morgan Structured Products BV ,
10.00% , 05/21/26
(b) (f)
......... USD 7,580 $ 7,655,624
JPMorgan Chase & Co.
Series KK , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.85%), 3.65%
(a) (p)
.. 4,703 4,676,498
3.63% , 12/01/27 ............ 1,000 994,898
Series OO , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.15%), 6.50%
(a) (p)
.. 1,000 1,039,111
(1-day SOFR + 1.46%), 5.29% ,
07/22/35
(a)
.............. 1,900 1,960,196
JPMorgan Chase Financial Co. LLC ,
Series 1 , 0.00% , 04/11/28
(b) (h) (r)
... 4,000 3,775,999
K. Hovnanian Enterprises, Inc. , 8.00% ,
04/01/31
(c)
................ 2,350 2,398,332
Kaiser Aluminum Corp. , 4.50% ,
06/01/31
(c)
................ 557 538,131
KeHE Distributors LLC , 9.00% ,
02/15/29
(c)
................ 4,281 4,493,761
KFC Holding Co. , 4.75% , 06/01/27
(c)
. 1,465 1,462,819
Kinetik Holdings LP , 6.63% , 12/15/28
(c)
3,764 3,875,704
Kodiak Gas Services LLC
(c)
7.25% , 02/15/29
(o)
........... 1,331 1,384,708
6.50% , 10/01/33 ............ 1,336 1,364,340
6.75% , 10/01/35 ............ 476 489,428
Kohl's Corp. , 5.13% , 05/01/31
(g)
.... 4,444 3,909,057
Kraft Heinz Foods Co. , 5.20% , 07/15/45 12,315 11,292,993
Kronos International, Inc.
9.50% , 03/15/29
(b)
........... EUR 12,766 13,927,474
Ladder Capital Finance Holdings LLLP
(c)
4.25% , 02/01/27 ............ USD 4,100 4,072,639
4.75% , 06/15/29 ............ 1,070 1,057,984
7.00% , 07/15/31 ............ 520 551,331
Lamar Media Corp.
3.75% , 02/15/28 ............ 229 224,786
4.88% , 01/15/29 ............ 2,004 2,000,521
5.38% , 11/01/33
(c)
........... 100 99,345
Lamb Weston Holdings, Inc.
(c)
4.88% , 05/15/28 ............ 498 496,732
4.13% , 01/31/30 ............ 484 468,181
4.38% , 01/31/32 ............ 1,274 1,213,710
LCM Investments Holdings II LLC ,
8.25% , 08/01/31
(c)
........... 4,356 4,607,313
Lessen LLC , (3-mo. CME Term SOFR +
8.50%), 12.76% , 01/05/28
(a) (c) (f)
... 43,180 33,598,422
Level 3 Financing, Inc.
(c)
6.88% , 06/30/33 ............ 9,884 10,114,134
7.00% , 03/31/34 ............ 139 143,249
LGI Homes, Inc.
(c)
8.75% , 12/15/28 ............ 6,472 6,750,736
7.00% , 11/15/32 ............ 13,219 12,635,674
Liberty Mutual Group, Inc. , 3.88% ,
09/26/35
(b)
................ EUR 7,500 8,657,172
LifePoint Health, Inc.
(c)
9.88% , 08/15/30 ............ USD 2,315 2,492,544
11.00% , 10/15/30 ........... 2,379 2,608,895
8.38% , 02/15/32 ............ 3,179 3,450,690
Light & Wonder International, Inc.
(c)
7.25% , 11/15/29 ............ 334 343,040
7.50% , 09/01/31
(o)
........... 2,036 2,124,220
6.25% , 10/01/33 ............ 798 807,893
Lithia Motors, Inc.
(c)
4.63% , 12/15/27 ............ 1,367 1,364,927
3.88% , 06/01/29 ............ 330 319,086
Security
Par (000)
Par (000) Value
United States (continued)
5.50% , 10/01/30 ............ USD 3,904 $ 3,919,504
Live Nation Entertainment, Inc.
(c)
6.50% , 05/15/27 ............ 383 386,514
4.75% , 10/15/27 ............ 242 242,493
3.75% , 01/15/28 ............ 1,209 1,188,567
2.88% , 10/15/31
(r)
........... 2,445 2,402,212
LYB International Finance III LLC
5.13% , 01/15/31 ............ 13,354 13,403,546
5.88% , 01/15/36
(o)
........... 22,991 22,883,151
Madison IAQ LLC , 4.13% , 06/30/28
(c)
432 424,485
Magnera Corp.
(c)
4.75% , 11/15/29 ............ 545 503,897
7.25% , 11/15/31 ............ 2,679 2,629,867
Manufacturers & Traders Trust Co. ,
4.70% , 01/27/28 ............ 800 810,544
Marriott Ownership Resorts, Inc. ,
6.50% , 10/01/33
(c)
........... 3,371 3,233,819
Mars, Inc.
(c)
4.55% , 04/20/28
(o)
........... 1,500 1,518,633
4.65% , 04/20/31 ............ 100 102,087
5.70% , 05/01/55 ............ 34,012 33,880,313
Massachusetts Institute of Technology ,
3.96% , 07/01/38 ............ 8,375 7,773,713
Matador Resources Co.
(c)
6.88% , 04/15/28 ............ 195 199,268
6.50% , 04/15/32 ............ 1,680 1,703,797
6.25% , 04/15/33 ............ 2,115 2,117,813
Match Group Holdings II LLC
(c)
5.00% , 12/15/27 ............ 145 144,687
4.63% , 06/01/28 ............ 1,593 1,578,748
4.13% , 08/01/30 ............ 1,905 1,803,104
3.63% , 10/01/31 ............ 305 279,865
Mauser Packaging Solutions Holding
Co.
(c)
7.88% , 04/15/30 ............ 4,912 4,873,246
9.25% , 04/15/30 ............ 20,092 19,288,320
McAfee Corp. , 7.38% , 02/15/30
(c)
... 7,121 6,210,064
McGraw-Hill Education, Inc.
(c)
5.75% , 08/01/28 ............ 835 839,311
7.38% , 09/01/31 ............ 2,980 3,144,070
Medline Borrower LP
(c)
3.88% , 04/01/29 ............ 5,895 5,755,342
6.25% , 04/01/29 ............ 3,451 3,567,510
5.25% , 10/01/29
(o)
........... 2,639 2,653,266
MGM Resorts International
4.63% , 09/01/26 ............ 1,249 1,249,323
5.50% , 04/15/27 ............ 688 694,125
6.13% , 09/15/29 ............ 356 365,851
6.50% , 04/15/32 ............ 1,354 1,395,033
Midwest Gaming Borrower LLC , 4.88% ,
05/01/29
(c)
................ 5,183 5,098,169
Millrose Properties, Inc.
(c)
6.38% , 08/01/30 ............ 2,350 2,404,576
6.25% , 09/15/32 ............ 996 1,004,948
Miter Brands Acquisition Holdco, Inc. ,
6.75% , 04/01/32
(c)
........... 2,684 2,751,611
Mobius Merger Sub, Inc. , 9.00% ,
06/01/30
(c)
................ 1,630 1,130,426
Mohegan Tribal Gaming Authority ,
11.88% , 04/15/31
(c)
.......... 7,379 7,797,338
Molina Healthcare, Inc.
(c)
4.38% , 06/15/28 ............ 2,856 2,808,721
3.88% , 11/15/30 ............ 2,407 2,233,434
6.50% , 02/15/31 ............ 1,875 1,925,681
3.88% , 05/15/32 ............ 1,897 1,722,812

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Morgan Stanley
(a)
(3-mo. EURIBOR + 1.12%), 3.75% ,
11/07/36 ............... EUR 48,200 $ 55,726,832
(3-mo. EURIBOR + 1.12%), 3.75% ,
11/07/36 ............... 25,180 29,112,067
Morgan Stanley Bank NA , (1-day SOFR
+ 0.68%), 4.45% , 10/15/27
(a)
.... USD 250 250,973
Motorola Solutions, Inc. , 4.60% ,
02/23/28 ................. 1,800 1,818,136
MPLX LP , 4.25% , 12/01/27
(o)
...... 1,200 1,203,169
MPT Operating Partnership LP
0.99% , 10/15/26 ............ EUR 3,594 4,012,302
7.00% , 02/15/32
(b)
........... 13,230 16,156,495
MSD Netherlands Capital BV , 3.75% ,
05/30/54 ................. 5,709 5,879,263
Murphy Oil USA, Inc. , 3.75% ,
02/15/31
(c)
................ USD 1,724 1,618,085
National Mentor Holdings, Inc. , 10.50% ,
12/15/30
(c)
................ 3,723 3,742,725
NCL Corp. Ltd.
(c)
7.75% , 02/15/29 ............ 2,120 2,256,744
6.75% , 02/01/32 ............ 5,241 5,366,377
6.25% , 09/15/33 ............ 100 99,958
NCL Finance Ltd. , 6.13% , 03/15/28
(c)
. 1,546 1,590,124
NCR Atleos Corp. , 9.50% , 04/01/29
(c)
17,326 18,805,225
NCR Voyix Corp.
(c)
5.00% , 10/01/28 ............ 2,074 2,059,219
5.13% , 04/15/29 ............ 990 983,032
Neogen Food Safety Corp. , 8.63% ,
07/20/30
(c)
................ 4,024 4,291,645
New Generation Gas Gathering LLC ,
(3-mo. CME Term SOFR at 2.00%
Floor + 5.75%), 9.41% , 09/30/29
(a) (c) (f)
39,062 39,307,982
Newell Brands, Inc.
6.38% , 09/15/27 ............ 521 523,837
8.50% , 06/01/28
(c)
........... 256 268,429
6.63% , 09/15/29 ............ 1,900 1,893,082
6.38% , 05/15/30 ............ 484 472,656
6.63% , 05/15/32
(o)
........... 4,225 4,098,932
Nexstar Media, Inc.
(c)
5.63% , 07/15/27 ............ 1,095 1,097,947
4.75% , 11/01/28 ............ 2,000 1,985,489
NextEra Energy Capital Holdings, Inc.
(a)
(5-Year EURIBOR ICE Swap Rate +
1.59%), 4.00% , 05/15/56 .... EUR 38,600 45,208,487
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.55%), 3.80% , 03/15/82 .... USD 9,854 9,634,020
Nissan Motor Acceptance Co. LLC
(c)
1.85% , 09/16/26 ............ 2,289 2,233,516
7.05% , 09/15/28 ............ 474 490,227
5.63% , 09/29/28 ............ 4,125 4,136,624
6.13% , 09/30/30 ............ 1,121 1,121,157
Noble Finance II LLC , 8.00% ,
04/15/30
(c)
................ 5,277 5,482,348
Nordstrom, Inc.
4.38% , 04/01/30 ............ 170 162,502
4.25% , 08/01/31 ............ 749 694,576
Northern Oil & Gas, Inc.
(c)
8.75% , 06/15/31 ............ 1,177 1,188,293
7.88% , 10/15/33 ............ 6,536 6,363,806
Novelis Corp.
(c)
4.75% , 01/30/30 ............ 4,073 3,929,060
6.88% , 01/30/30 ............ 1,761 1,828,536
3.88% , 08/15/31 ............ 1,264 1,152,089
Security
Par (000)
Par (000) Value
United States (continued)
NRG Energy, Inc.
(c)
3.38% , 02/15/29 ............ USD 2,497 $ 2,389,105
5.25% , 06/15/29 ............ 1,565 1,569,215
5.75% , 07/15/29 ............ 4,328 4,306,813
3.63% , 02/15/31 ............ 2,676 2,500,675
6.00% , 02/01/33 ............ 813 829,097
5.75% , 01/15/34 ............ 258 260,624
6.25% , 11/01/34 ............ 1,126 1,156,419
6.00% , 01/15/36 ............ 1,241 1,257,435
NuStar Logistics LP
5.63% , 04/28/27 ............ 366 369,961
6.38% , 10/01/30 ............ 248 261,020
Nuveen LLC , 4.00% , 11/01/28
(c)
.... 1,400 1,400,228
Occidental Petroleum Corp. , 5.20% ,
08/01/29 ................. 4,550 4,663,707
OI European Group BV
(b)
6.25% , 05/15/28 ............ EUR 2,349 2,839,963
5.25% , 06/01/29 ............ 2,255 2,734,011
Olin Corp.
5.00% , 02/01/30 ............ USD 40 39,331
6.63% , 04/01/33
(c) (o)
.......... 4,194 4,162,414
Olympus Water US Holding Corp.
5.38% , 10/01/29
(b)
........... EUR 2,048 2,233,207
6.25% , 10/01/29
(c) (o)
.......... USD 5,229 5,088,249
7.25% , 06/15/31
(c)
........... 1,476 1,509,959
6.13% , 02/15/33
(b)
........... EUR 6,146 7,165,929
7.25% , 02/15/33
(c)
........... USD 862 866,260
Oncor Electric Delivery Co. LLC
(b)
3.63% , 06/15/34 ............ EUR 2,280 2,658,793
3.63% , 06/15/34 ............ 8,654 10,091,751
ONEOK, Inc. , 4.00% , 07/13/27 ..... USD 100 99,885
Oracle Corp. , 4.30% , 07/08/34 ..... 200 180,854
Organon & Co. , 2.88% , 04/30/28
(b)
.. EUR 4,000 4,563,035
Osaic Holdings, Inc. , 6.75% , 08/01/32
(c)
USD 757 790,777
OT Midco, Inc. , 10.00% , 02/15/30
(c)
.. 10,257 4,081,109
Outfront Media Capital LLC
(c)
5.00% , 08/15/27 ............ 1,043 1,044,508
4.25% , 01/15/29 ............ 1,122 1,092,702
4.63% , 03/15/30 ............ 210 204,991
Owens-Brockway Glass Container, Inc. ,
7.25% , 05/15/31
(c)
........... 1,723 1,758,799
Pacific Gas & Electric Co.
4.95% , 07/01/50 ............ 6,467 5,466,116
5.25% , 03/01/52 ............ 2,772 2,416,903
5.90% , 10/01/54
(o)
........... 15,926 15,263,563
Pacific Life Insurance Co. , 5.95% ,
09/15/55
(c)
................ 15,150 15,182,457
PacifiCorp , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 3.32%), 7.38% , 09/15/55
(a)
.... 2,034 2,073,148
Packaging Corp. of America , 3.40% ,
12/15/27 ................. 100 98,998
Palomino Funding Trust I , 7.23% ,
05/17/28
(c)
................ 4,440 4,695,859
Panther Escrow Issuer LLC , 7.13% ,
06/01/31
(c)
................ 4,498 4,661,044
Paramount Global
(a)
6.25% , 02/28/57 ............ 367 329,166
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.00%), 6.38% , 03/30/62
(o)
... 11,390 10,574,300
Park Intermediate Holdings LLC
(c)
5.88% , 10/01/28 ............ 4,264 4,267,407
4.88% , 05/15/29 ............ 7,704 7,522,824
7.00% , 02/01/30 ............ 741 760,555

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Park River Holdings, Inc. , 8.75% ,
12/31/30
(c)
................ USD 5,297 $ 5,210,924
PennyMac Financial Services, Inc.
(c)
7.88% , 12/15/29
(o)
........... 3,786 4,028,485
7.13% , 11/15/30 ............ 2,692 2,829,908
5.75% , 09/15/31 ............ 971 975,687
6.88% , 02/15/33 ............ 336 350,768
Penske Truck Leasing Co. LP , 5.25% ,
07/01/29
(c) (o)
............... 2,100 2,157,652
Performance Food Group, Inc.
(c)
5.50% , 10/15/27 ............ 1,167 1,168,724
4.25% , 08/01/29 ............ 1,520 1,486,077
Perimeter Holdings LLC , 6.25% ,
01/15/34
(c)
................ 457 453,997
Permian Resources Operating LLC
(c)
8.00% , 04/15/27 ............ 9,512 9,636,228
5.88% , 07/01/29 ............ 3,303 3,322,360
7.00% , 01/15/32 ............ 1,527 1,591,648
6.25% , 02/01/33 ............ 531 544,682
Perrigo Finance Unlimited Co.
4.90% , 06/15/30
(g)
........... 1,245 1,204,395
6.13% , 09/30/32 ............ 1,774 1,727,994
PetSmart LLC , 10.00% , 09/15/33
(c)
.. 8,556 8,809,916
PG&E Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 3.88%), 7.38% , 03/15/55
(a)
.... 73,264 76,303,797
Philip Morris International, Inc. , 1.45% ,
08/01/39 ................. EUR 16,804 13,946,732
Pilgrim's Pride Corp.
4.25% , 04/15/31 ............ USD 2,390 2,333,280
3.50% , 03/01/32 ............ 240 221,711
Pioneer Midco LLC , 10.50% , 11/18/30
(a) (
c) (f)
...................... 37,504 37,597,494
Pitney Bowes, Inc. , 6.88% , 03/15/27
(c)
13,830 13,839,003
Post Holdings, Inc.
(c)
4.63% , 04/15/30 ............ 3,243 3,157,918
6.25% , 02/15/32 ............ 4,681 4,809,610
6.38% , 03/01/33 ............ 1,581 1,596,810
6.25% , 10/15/34 ............ 442 444,453
PRA Group Europe Holding II SARL
(b)
6.25% , 09/30/32 ............ EUR 900 1,031,238
6.25% , 09/30/32 ............ 5,858 6,712,214
Prestige Brands, Inc.
(c)
5.13% , 01/15/28 ............ USD 803 802,043
3.75% , 04/01/31 ............ 292 272,652
Prime Investments LLC , 11.00% ,
05/01/30
(f)
................. 46,686 48,497,667
Prime Security Services Borrower LLC ,
3.38% , 08/31/27
(c)
........... 2,032 1,992,286
Primo Water Holdings, Inc. , 4.38% ,
04/30/29
(c)
................ 1,916 1,864,046
Prologis LP , 3.25% , 09/11/29
(b)
..... CNY 97,000 14,127,977
Qnity Electronics, Inc. , 5.75% ,
08/15/32
(c)
................ USD 856 875,214
Quikrete Holdings, Inc.
(c)
6.38% , 03/01/32 ............ 8,182 8,516,480
6.75% , 03/01/33 ............ 117 122,182
QXO Building Products, Inc. , 6.75% ,
04/30/32
(c)
................ 2,596 2,711,311
Rand Parent LLC , 8.50% , 02/15/30
(c)
. 1,430 1,489,850
Range Resources Corp. , 8.25% ,
01/15/29 ................. 218 222,320
Resort Communities LoanCo. LP ,
13.00% , 11/30/28
(a) (c) (f)
......... 110,861 112,867,792
Security
Par (000)
Par (000) Value
United States (continued)
Resorts World Las Vegas LLC
4.63% , 04/16/29
(c)
........... USD 2,400 $ 2,127,072
4.63% , 04/16/29
(b)
........... 14,000 12,407,920
8.45% , 07/27/30
(c)
........... 2,500 2,470,075
8.45% , 07/27/30
(b)
........... 2,600 2,568,878
Reworld Holding Corp. , 4.88% ,
12/01/29
(c)
................ 3,915 3,763,018
RHP Hotel Properties LP
4.75% , 10/15/27 ............ 2,233 2,223,745
7.25% , 07/15/28
(c)
........... 352 362,988
4.50% , 02/15/29
(c)
........... 1,320 1,306,854
6.50% , 04/01/32
(c)
........... 923 957,230
RingCentral, Inc. , 8.50% , 08/15/30
(c) (o)
19,845 21,037,363
RLJ Lodging Trust LP
(c)
3.75% , 07/01/26 ............ 3,484 3,464,612
4.00% , 09/15/29 ............ 1,797 1,704,425
ROBLOX Corp. , 3.88% , 05/01/30
(c)
.. 120 114,729
Rocket Cos., Inc.
(c)
6.50% , 08/01/29 ............ 1,893 1,952,417
6.13% , 08/01/30 ............ 2,380 2,460,156
7.13% , 02/01/32 ............ 6,689 7,036,820
Rocket Mortgage LLC
(c)
2.88% , 10/15/26 ............ 1,976 1,947,177
3.88% , 03/01/31 ............ 726 689,406
Rocket Software, Inc. , 9.00% ,
11/28/28
(c)
................. 1,495 1,541,579
Rockies Express Pipeline LLC
(c)
4.95% , 07/15/29 ............ 2,226 2,221,134
6.75% , 03/15/33 ............ 100 105,532
Ryan Specialty LLC , 4.38% , 02/01/30
(c)
1,354 1,328,865
Sabre Financial Borrower LLC , 11.13% ,
06/15/29
(c)
................ 8,765 8,881,904
Sabre GLBL, Inc.
(c)
10.75% , 11/15/29 ........... 7,247 6,162,326
10.75% , 03/15/30 ........... 9,925 8,161,628
11.13% , 07/15/30 ........... 4,801 3,980,365
SBA Communications Corp. , 3.88% ,
02/15/27 ................. 6,802 6,750,754
Schneider Electric SE
(b)
3.00% , 03/02/32 ............ EUR 17,100 19,919,408
1.25% , 09/23/33
(r)
........... 6,500 7,731,086
SCIH Salt Holdings, Inc. , 4.88% ,
05/01/28
(c)
................ USD 1,377 1,377,335
SCIL IV LLC , 9.50% , 07/15/28
(b)
.... EUR 6,219 7,678,972
Scotts Miracle-Gro Co. (The) , 4.00% ,
04/01/31 ................. USD 586 551,346
Seagate Data Storage Technology Pte.
Ltd.
(c)
8.25% , 12/15/29 ............ 11,572 12,271,377
5.88% , 07/15/30 ............ 3,690 3,803,895
8.50% , 07/15/31 ............ 6,328 6,727,689
9.63% , 12/01/32 ............ 14,010 15,905,291
Sealed Air Corp.
(c)
4.00% , 12/01/27 ............ 818 813,760
6.13% , 02/01/28 ............ 727 739,077
5.00% , 04/15/29 ............ 1,559 1,569,252
7.25% , 02/15/31 ............ 2,061 2,146,206
6.50% , 07/15/32 ............ 165 171,167
Select Medical Corp. , 6.25% , 12/01/32
(c)
3,385 3,309,689
Sempra , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 2.79%), 6.88% , 10/01/54
(a) (o)
... 20,645 21,239,204
Sempra Infrastructure Partners LP ,
3.25% , 01/15/32
(c)
........... 200 176,852

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Sensata Technologies BV
(c)
4.00% , 04/15/29 ............ USD 330 $ 321,979
5.88% , 09/01/30 ............ 200 203,061
Sensata Technologies, Inc.
(c)
3.75% , 02/15/31 ............ 100 93,848
6.63% , 07/15/32 ............ 1,538 1,610,397
Service Corp. International
5.13% , 06/01/29 ............ 714 718,713
3.38% , 08/15/30 ............ 2,016 1,885,159
4.00% , 05/15/31 ............ 625 597,380
Service Properties Trust
0.00% , 09/30/27
(c) (h)
.......... 10,795 9,754,969
5.50% , 12/15/27 ............ 1,318 1,297,448
3.95% , 01/15/28 ............ 1,110 1,047,824
8.38% , 06/15/29 ............ 23,522 23,648,901
4.95% , 10/01/29
(o)
........... 6,828 5,918,347
4.38% , 02/15/30
(o)
........... 1,887 1,598,911
8.63% , 11/15/31
(c)
........... 2,290 2,405,338
8.88% , 06/15/32 ............ 22,279 21,977,183
Shift4 Payments LLC
6.75% , 08/15/32
(c)
........... 1,805 1,863,648
5.50% , 05/15/33
(b)
........... EUR 7,933 9,547,342
5.50% , 05/15/33
(b)
........... 6,158 7,411,136
Sinclair Television Group, Inc. , 8.13% ,
02/15/33
(c)
................ USD 100 104,443
Sirius XM Radio LLC
(c)
5.00% , 08/01/27 ............ 5,153 5,165,548
4.00% , 07/15/28
(o)
........... 4,706 4,600,426
4.13% , 07/01/30 ............ 1,237 1,176,470
3.88% , 09/01/31 ............ 139 128,010
Six Flags Entertainment Corp.
5.50% , 04/15/27
(c)
........... 1,308 1,299,841
5.25% , 07/15/29
(o)
........... 1,450 1,352,189
7.25% , 05/15/31
(c)
........... 5,188 4,977,976
SLM Corp.
3.13% , 11/02/26 ............ 2,445 2,403,343
6.50% , 01/31/30 ............ 1,481 1,532,921
SM Energy Co.
6.63% , 01/15/27 ............ 684 686,002
6.75% , 08/01/29
(c)
........... 4,247 4,278,182
7.00% , 08/01/32
(c) (o)
.......... 4,270 4,197,703
Smyrna Ready Mix Concrete LLC
(c)
6.00% , 11/01/28 ............ 800 803,698
8.88% , 11/15/31 ............ 4,286 4,584,446
Snap, Inc.
(c)
6.88% , 03/01/33 ............ 103 106,733
6.88% , 03/15/34 ............ 2,585 2,661,573
Solaris Energy Infrastructure, Inc.
(r)
4.75% , 05/01/30
(c)
........... 12,834 25,587,146
0.25% , 10/01/31 ............ 41,735 45,125,969
Solventum Corp. , 5.45% , 03/13/31 .. 4,275 4,459,342
Somnigroup International, Inc. , 4.00% ,
04/15/29
(c)
................ 118 114,965
Sonder Holdings, Inc. , 7.00% , ( 7.00%
Cash or 7.00 % PIK), 12/10/27
(d) (e) (f) (q)
43,252 —
Sonic Automotive, Inc.
(c)
4.63% , 11/15/29 ............ 430 422,063
4.88% , 11/15/31 ............ 468 452,002
Southern California Edison Co.
Series E , 5.45% , 06/01/52
(o)
.... 2,604 2,339,338
5.90% , 03/01/55 ............ 15,486 14,950,521
Spectrum Brands, Inc. , 3.88% ,
03/15/31
(c)
................ 2,966 2,422,396
Spirit AeroSystems, Inc. , 4.60% ,
06/15/28 ................. 2,930 2,933,398
Security
Par (000)
Par (000) Value
United States (continued)
Spirit Airlines Pass-Through Trust
Series 2015-1 , Class A , 4.10% ,
04/01/28 ............... USD 329 $ 315,570
Series 2017-1 , Class AA , 3.38% ,
02/15/30 ............... 3,907 3,675,378
Series 2017-1A , Class A , 3.65% ,
08/15/31 ............... 10,253 9,422,329
Sprint Spectrum Co. LLC , 5.15% ,
03/20/28
(c)
................ 830 837,358
SS&C Technologies, Inc. , 6.50% ,
06/01/32
(c)
................ 209 217,446
Stagwell Global LLC , 5.63% , 08/15/29
(c)
1,626 1,585,590
Standard Building Solutions, Inc.
(c)
6.50% , 08/15/32 ............ 5,576 5,740,637
6.25% , 08/01/33 ............ 450 459,692
Standard Industries, Inc.
(c)
4.75% , 01/15/28 ............ 1,427 1,423,156
4.38% , 07/15/30 ............ 1,393 1,343,835
Star Parent, Inc. , 9.00% , 10/01/30
(c)
. 6,825 7,283,695
Starwood Property Trust, Inc.
(c)
3.63% , 07/15/26 ............ 4,740 4,716,783
6.00% , 04/15/30 ............ 1,524 1,564,237
6.50% , 10/15/30 ............ 1,072 1,117,661
Starz Capital Holdings 1, Inc. , 6.00% ,
04/15/30
(c)
................ 34,686 33,125,130
Starz Capital Holdings LLC , 5.50% ,
04/15/29
(c)
................ 3,267 2,640,144
State Street Corp. , (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%),
4.98% , 06/15/47
(a) (o)
.......... 33,538 29,964,925
Station Casinos LLC
(c)
4.63% , 12/01/31 ............ 73 69,208
6.63% , 03/15/32 ............ 1,070 1,095,319
Stem, Inc. , 0.50% , 12/01/28
(c) (r)
..... 1,234 481,260
STL Holding Co. LLC , 8.75% ,
02/15/29
(c)
................ 4,671 4,906,278
Stonex Escrow Issuer LLC , 6.88% ,
07/15/32
(c)
................ 1,791 1,857,682
Stonex Group, Inc. , 7.88% , 03/01/31
(c)
811 861,623
Suburban Propane Partners LP , 5.00% ,
06/01/31
(c)
................ 1,037 995,548
Sun Country Airlines Pass-Through
Trusts , Series 2022-1A , 4.84% ,
03/15/31
(f)
................. 5,856 5,805,253
Sunoco LP
6.00% , 04/15/27 ............ 622 622,858
7.00% , 09/15/28
(c)
........... 2,267 2,338,444
7.00% , 05/01/29
(c)
........... 2,260 2,357,081
4.50% , 05/15/29 ............ 998 979,804
4.63% , 05/01/30
(c)
........... 1,912 1,857,467
5.63% , 03/15/31
(c)
........... 6,305 6,351,197
6.63% , 08/15/32
(c)
........... 785 806,836
Synchrony Financial
7.25% , 02/02/33 ............ 1,201 1,290,128
(1-day SOFR + 2.07%), 6.00% ,
07/29/36
(a)
.............. 10,680 10,962,389
Talen Energy Supply LLC
(c)
8.63% , 06/01/30 ............ 14,444 15,292,646
6.50% , 02/01/36 ............ 1,268 1,311,226
Tallgrass Energy Partners LP
(c)
5.50% , 01/15/28 ............ 745 745,402
7.38% , 02/15/29 ............ 437 451,667
6.00% , 12/31/30 ............ 3,844 3,875,086
6.00% , 09/01/31 ............ 587 584,255
6.75% , 03/15/34 ............ 635 634,984

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Taylor Morrison Communities, Inc.
(c)
5.75% , 01/15/28 ............ USD 469 $ 477,374
5.75% , 11/15/32 ............ 212 218,125
TEGNA, Inc.
4.63% , 03/15/28 ............ 2,267 2,243,696
5.00% , 09/15/29 ............ 1,013 1,004,080
Teleflex, Inc.
4.63% , 11/15/27 ............ 1,630 1,627,519
4.25% , 06/01/28
(c)
........... 2,375 2,338,488
Tenet Healthcare Corp.
5.13% , 11/01/27 ............ 1,495 1,498,344
4.63% , 06/15/28 ............ 5,196 5,205,651
4.25% , 06/01/29 ............ 5,184 5,106,578
6.13% , 06/15/30
(o)
........... 4,904 5,018,231
6.75% , 05/15/31 ............ 364 378,745
6.00% , 11/15/33
(c)
........... 24 24,710
Tenneco, Inc. , 8.00% , 11/17/28
(c)
... 7,064 7,086,604
Terex Corp.
(c)
5.00% , 05/15/29 ............ 1,385 1,380,289
6.25% , 10/15/32
(o)
........... 717 735,607
Texas Capital Bancshares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00% , 05/06/31
(a)
........... 15,257 15,075,037
TKC Holdings, Inc. , 6.88% , 05/15/28
(c)
734 741,156
T-Mobile USA, Inc.
2.05% , 02/15/28 ............ 200 191,990
3.80% , 02/11/45 ............ EUR 9,656 10,258,538
Toyota Motor Credit Corp. , 5.40% ,
11/20/26 .................. USD 900 912,517
TransDigm, Inc.
6.75% , 08/15/28
(c)
........... 3,753 3,819,113
4.63% , 01/15/29 ............ 3,438 3,415,207
6.38% , 03/01/29
(c)
........... 1,908 1,967,661
7.13% , 12/01/31
(c)
........... 193 202,837
6.63% , 03/01/32
(c)
........... 12,042 12,528,726
6.00% , 01/15/33
(c)
........... 1,443 1,476,867
6.38% , 05/31/33
(c)
........... 5,503 5,646,777
6.25% , 01/31/34
(c)
........... 155 160,840
Transocean International Ltd.
(c)
8.25% , 05/15/29 ............ 6,349 6,398,865
7.88% , 10/15/32 ............ 3,356 3,505,010
Transocean Titan Financing Ltd. ,
8.38% , 02/01/28
(c)
........... 6,043 6,171,704
Travel + Leisure Co. , 6.63% , 07/31/26
(c)
3,315 3,338,198
Tronox, Inc. , 4.63% , 03/15/29
(c) (o)
... 4,765 3,335,769
Twilio, Inc. , 3.63% , 03/15/29 ...... 412 397,982
UKG, Inc. , 6.88% , 02/01/31
(c)
...... 5,085 5,223,378
United Airlines Pass-Through Trust ,
Series 2019-2 , Class A , 2.90% ,
05/01/28 ................. 1,682 1,610,852
United Rentals North America, Inc.
3.88% , 11/15/27 ............ 333 330,739
4.88% , 01/15/28 ............ 2,181 2,181,188
4.00% , 07/15/30 ............ 2,160 2,093,857
3.88% , 02/15/31 ............ 2,622 2,500,615
3.75% , 01/15/32 ............ 2,973 2,789,237
United Wholesale Mortgage LLC
(c)
5.75% , 06/15/27 ............ 2,325 2,331,196
5.50% , 04/15/29 ............ 5,557 5,517,175
UnitedHealth Group, Inc.
2.95% , 10/15/27 ............ 600 591,576
4.75% , 05/15/52 ............ 5,100 4,398,341
Uniti Group LP , 4.75% , 04/15/28
(c)
... 6,872 6,829,750
Security
Par (000)
Par (000) Value
United States (continued)
Univision Communications, Inc.
(c)
8.00% , 08/15/28 ............ USD 1,145 $ 1,185,848
7.38% , 06/30/30 ............ 2,306 2,343,924
8.50% , 07/31/31 ............ 6,723 7,023,041
9.38% , 08/01/32 ............ 2,991 3,214,766
US Bancorp
(3-mo. EURIBOR + 0.80%), 2.87% ,
05/21/28
(a)
.............. EUR 19,366 22,808,524
US Foods, Inc.
(c)
6.88% , 09/15/28 ............ USD 4,070 4,210,325
4.75% , 02/15/29 ............ 220 218,765
4.63% , 06/01/30 ............ 195 192,389
USA Compression Partners LP
(c)
7.13% , 03/15/29 ............ 2,018 2,088,855
6.25% , 10/01/33 ............ 770 779,232
UWM Holdings LLC
(c)
6.63% , 02/01/30 ............ 3,669 3,715,152
6.25% , 03/15/31 ............ 2,591 2,586,870
Vail Resorts, Inc. , 5.63% , 07/15/30
(c)
. 1,198 1,217,479
Venture Global Calcasieu Pass LLC
(c)
3.88% , 08/15/29 ............ 582 545,591
6.25% , 01/15/30 ............ 5,039 5,101,560
4.13% , 08/15/31 ............ 2,263 2,059,268
Venture Global LNG, Inc.
(c)
8.13% , 06/01/28 ............ 5,175 5,241,776
9.50% , 02/01/29 ............ 1,832 1,898,826
7.00% , 01/15/30 ............ 6,753 6,499,286
8.38% , 06/01/31 ............ 6,023 5,989,427
9.88% , 02/01/32 ............ 10,374 10,717,093
Venture Global Plaquemines LNG LLC
(c)
6.13% , 12/15/30 ............ 1,306 1,329,958
7.50% , 05/01/33 ............ 2,347 2,535,936
6.50% , 01/15/34 ............ 778 796,858
7.75% , 05/01/35
(o)
........... 1,481 1,621,626
6.75% , 01/15/36 ............ 6,375 6,529,851
Versant Media Group, Inc. , 7.25% ,
01/30/31
(c)
................ 1,912 1,972,590
VF Corp.
0.25% , 02/25/28 ............ EUR 3,900 4,227,737
2.95% , 04/23/30 ............ USD 1,209 1,094,446
Viasat, Inc. , 5.63% , 04/15/27
(c) (o)
.... 3,361 3,356,162
Viking Cruises Ltd.
(c)
7.00% , 02/15/29 ............ 629 632,645
9.13% , 07/15/31 ............ 2,948 3,156,836
5.88% , 10/15/33 ............ 240 243,711
Viper Energy Partners LLC
4.90% , 08/01/30 ............ 19,650 19,875,385
5.70% , 08/01/35 ............ 18,450 18,828,779
Vistra Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 6.93%), 8.00%
(a) (c) (p)
......... 20,740 21,261,450
Vistra Operations Co. LLC
(c)
5.63% , 02/15/27 ............ 3,380 3,381,469
5.00% , 07/31/27 ............ 100 100,230
4.38% , 05/01/29 ............ 1,241 1,225,419
7.75% , 10/15/31 ............ 3,956 4,190,105
5.25% , 10/15/35 ............ 7,937 7,911,528
VOC Escrow Ltd. , 5.00% , 02/15/28
(c)
. 689 688,974
VoltaGrid LLC , 7.38% , 11/01/30
(c)
... 14,644 14,508,481
Voyager Parent LLC , 9.25% , 07/01/32
(c)
5,010 5,316,216
Wand NewCo 3, Inc. , 7.63% , 01/30/32
(c)
2,185 2,312,440
Warnermedia Holdings, Inc.
3.76% , 03/15/27
(o)
........... 24,528 24,362,976
4.05% , 03/15/29 ............ 1,407 1,361,694
4.28% , 03/15/32 ............ 1,754 1,539,696

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
5.05% , 03/15/42 ............ USD 5,092 $ 3,583,495
Washington Mutual Bank
(d)(e)(f)
0.00% , 09/21/17
(a)
........... 25,126 2
0.00% , 09/21/17
(h)
........... 15,753 2
Washington Mutual Escrow Bonds
(d)(e)(f)
0.00% , 11/06/09 ............ 45,161 5
0.00% , 09/19/17
(h)
........... 2,631 —
Washington Mutual, Inc. , 0.00% ,
10/03/17
(a) (d) (e) (f)
............. 14,745 1
Wayfair LLC
(c)
7.25% , 10/31/29 ............ 2,487 2,595,607
7.75% , 09/15/30 ............ 868 924,820
6.75% , 11/15/32 ............ 972 999,294
WBI Operating LLC
(c)
6.25% , 10/15/30 ............ 160 160,965
6.50% , 10/15/33 ............ 1,809 1,802,148
Weekley Homes LLC , 4.88% ,
09/15/28
(c)
................ 3,281 3,235,673
Wells Fargo & Co.
(a)
Series BB , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.45%), 3.90%
(p)
... 10,698 10,664,719
(Sterling Overnight Index Average +
1.28%), 3.47% , 04/26/28
(b)
... GBP 15,525 20,709,122
WESCO Distribution, Inc.
(c)
6.38% , 03/15/29 ............ USD 4,063 4,195,733
6.38% , 03/15/33 ............ 190 198,376
Whirlpool Corp.
6.13% , 06/15/30 ............ 1,698 1,695,937
6.50% , 06/15/33 ............ 3,071 2,977,967
Williams Scotsman, Inc.
(c)
4.63% , 08/15/28 ............ 144 143,558
6.63% , 06/15/29 ............ 2,965 3,062,469
6.63% , 04/15/30 ............ 440 454,779
Windstream Services LLC , 7.50% ,
10/15/33
(c)
................ 4,709 4,827,233
Wolfspeed, Inc.
2.50% , 06/15/31
(c) (r)
.......... 168 248,850
2.50% , 06/15/31
(r)
........... 163 241,444
7.00% , ( 7.00 % Cash or 12.00%
PIK), 06/15/31
(q)
.......... 396 314,557
WR Grace Holdings LLC
(c)
4.88% , 06/15/27 ............ 1,040 1,036,791
6.63% , 08/15/32 ............ 2,753 2,788,155
WRKCo, Inc. , 3.90% , 06/01/28 ..... 100 99,478
WULF Compute LLC , 7.75% ,
10/15/30
(c)
................ 7,182 7,399,244
Wynn Resorts Finance LLC
(c)
5.13% , 10/01/29 ............ 388 390,299
7.13% , 02/15/31 ............ 3,040 3,289,547
Xerox Corp.
(c)(o)
10.25% , 10/15/30 ........... 18,641 17,834,750
13.50% , 04/15/31 ........... 14,077 11,463,957
XHR LP , 4.88% , 06/01/29
(c)
....... 1,125 1,109,185
XPLR Infrastructure Operating Partners
LP
(c)
4.50% , 09/15/27 ............ 784 773,681
7.25% , 01/15/29 ............ 158 161,889
8.38% , 01/15/31 ............ 328 344,279
8.63% , 03/15/33
(o)
........... 5,420 5,701,917
7.75% , 04/15/34 ............ 171 173,786
XPO, Inc.
(c)
7.13% , 06/01/31 ............ 245 255,459
7.13% , 02/01/32 ............ 895 941,350
Security
Par (000)
Par (000) Value
United States (continued)
Yum! Brands, Inc.
4.75% , 01/15/30
(c)
........... USD 1,139 $ 1,139,905
3.63% , 03/15/31 ............ 708 669,727
Zayo Group Holdings, Inc. , 6.25% ,
( 6.25 % Cash or 0.50 % PIK),
03/09/30
(a) (c) (q)
.............. 3,224 3,058,743
Zions Bancorp NA , 3.25% , 10/29/29 . 7,350 6,923,502
5,903,108,279
Uzbekistan — 0.0%
Navoi Mining & Metallurgical Combinat
6.70% , 10/17/28
(c)
........... 4,059 4,201,065
6.70% , 10/17/28
(b)
........... 1,241 1,284,435
6.75% , 05/14/30
(c)
........... 511 534,981
6.75% , 05/14/30
(b)
........... 7,978 8,352,406
6.95% , 10/17/31
(c)
........... 5,160 5,498,625
19,871,512
Vietnam — 0.0%
Mong Duong Finance Holdings BV ,
5.13% , 05/07/29
(b)
........... 10,814 10,715,576
Zambia — 0.0%
First Quantum Minerals Ltd. , 9.38% ,
03/01/29
(c)
................ 5,450 5,738,850
Total Corporate Bonds — 32.0%
(Cost: $ 14,182,593,265 ) ........................... 14,471,707,788
Fixed Rate Loan Interests
Australia — 0.0%
Nqxt Capital Pty. Ltd., 1st Lien Term
Loan , 9.50%
,
02/10/31 ........ AUD 24,100 16,042,927
France — 0.0%
Atos SE, 1st Lien Term Loan ,
9.00% 12/17/29 ............. EUR 7,804 9,368,643
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., 1st Lien Term
Loan , 6.05% - 0.00%
,
11/09/29 .. GBP 161 2,170
United States — 0.1%
Amf Mf Portfolio, 1st Lien Term Loan ,
7.21%
,
11/06/28
(f)
........... USD 3,625 3,747,670
AS HC LP - Note A - Assignment,
Delayed Draw 1st Lien Term Loan ,
5.75%
,
05/09/30
(f)
........... 12,834 12,047,643
Aspen Owner LLC, 1st Lien Term Loan ,
7.27%
,
02/09/27
(f)
........... 58,433 58,852,964
Houston Center, 1st Lien Term Loan ,
0.00%
,
09/13/32
(f) (l)
........... 18,105 2
X Corp., 1st Lien Term Loan B3 ,
9.50%
,
10/26/29 ............ 4,239 4,220,815
78,869,094
Total Fixed Rate Loan Interests — 0.1%
(Cost: $ 101,797,098 ) ............................. 104,282,834

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Floating Rate Loan Interests
Australia — 0.1%
(a)(f)
Anticimex (Anticimex Pty Ltd), 1st Lien
Term Loan , (12-mo. CME Term
SOFR at 0.50% Floor + 0.00%),
7.66%
,
10/05/32 ............ AUD 30,000 $ 20,070,551
GEAR M Illawarra Met Coal Pty. Ltd.,
1st Lien Term Loan , (6-mo. CME
Term SOFR at 0.00% Floor +
4.05%), 12.55%
,
12/01/32 ...... USD 16,042 15,720,833
Snacking Invts Bidco Pty Ltd, 1st Lien
Term Loan B , 3.50%
,
10/14/32 ... AUD 14,000 9,109,328
44,900,712
Austria — 0.0%
INNIO Group Holding GmbH, Facility
1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.75%
,
11/02/28
(a)
........... EUR 3,000 3,559,657
Belgium — 0.0%
(a)
QSRP Finco BV, Facility 1st Lien Term
Loan B , 06/19/31
(s)
........... 2,609 3,049,460
United Petfood Finance BV, 1st Lien
Term Loan B , (6-mo. EURIBOR
at 0.00% Floor + 2.50%),
4.58%
,
02/26/32 ............ 3,416 4,041,422
7,090,882
Canada — 0.1%
(a)
Air Canada, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
03/21/31
(l)
...... USD 1,078 1,083,802
Clarios Global LP, 1st Lien Term Loan
(1-mo. EURIBOR at 0.00% Floor +
3.25%), 5.15% , 01/28/32 .... EUR 4,650 5,514,354
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.47% , 01/28/32 USD 6,983 7,008,684
Clarios Global LP, 1st Lien Term Loan
B , (1-mo. EURIBOR at 0.00% Floor
+ 3.00%), 4.90%
,
07/16/31 ..... EUR 2,000 2,368,028
GFL Environmental Services, Inc., 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.27%
,
03/03/32
(l)
........... USD 404 405,200
Husky Injection Molding Systems
Ltd., 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor +
4.50%), 7.59% - 8.67%
,
02/15/29
(l)
942 948,093
Knowlton Development Corp., Inc, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.22%
,
08/15/28
(l)
........... 858 843,782
Neon Maple US Debt Mergersub, Inc.,
1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor +
2.50%), 6.22%
,
11/17/31
(l)
...... 993 992,820
Ontario Gaming GTA LP, 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
8.24%
,
08/01/30
(l)
........... 406 374,638
WestJet Loyalty LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.92%
,
02/14/31
(l)
935 938,483
20,477,884
Security
Par (000)
Par (000) Value
Cayman Islands — 0.0%
(a)
Flexsys Cayman Holdings LP, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 5.25%),
9.08%
,
08/01/29 ............ USD 3,866 $ 212,633
Usavflow II Ltd., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00%
Floor + 6.50%), 10.27%
,
09/10/29
(f)
15,102 15,197,331
15,409,964
Finland — 0.0%
(a)
Ahlstrom Holding 3 Oy, Facility
1st Lien Term Loan B4 , (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.83%
,
05/27/30 ............ EUR 4,500 5,327,217
Mehilainen Yhtiot Oy, Facility 1st
Lien Term Loan B7 , (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.52%
,
08/05/31 ............ 4,506 5,347,852
10,675,069
France — 0.1%
(a)
Atos SE, 1st Lien Term Loan ,
(3-mo. EURIBOR + 2.60%),
4.66% 12/17/30 ............. 12,375 13,092,215
Banijay Entertainment SAS, 1st Lien
Term Loan B3 , (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.28%
,
03/01/28 ............ 2,000 2,372,447
Betclic Everest Group, Facility
1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.01%
,
12/05/31 ............ 2,950 3,493,916
ELSAN SAS, Facility 1st Lien Term
Loan B6 , (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.58%
,
06/16/31 . 2,000 2,285,435
Financiere Mendel SAS, 1st Lien Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.02%
,
11/08/30 . 1,000 1,184,625
Hestiafloor 2 SASU, 1st Lien Term Loan
B , 02/27/30
(s)
............... 2,353 2,791,446
Holding Socotec, Facility 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.52%
,
06/02/31 . 2,741 3,249,102
Obol France 3 SAS, Facility 1st Lien
Term Loan B3 , (6-mo. EURIBOR
at 0.00% Floor + 5.00%),
7.10%
,
12/29/28 ............ 2,000 2,316,625
Parts Europe SA, Facility 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.00%
,
02/03/31 . 2,000 2,376,842
Ramsay Generale De Sante SA, Facility
1st Lien Term Loan B5 , (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.27%
,
08/13/31 ............ 1,500 1,763,717
SAM Bidco, Facility 1st Lien Term Loan
B6 , (1-mo. EURIBOR at 0.00% Floor
+ 3.50%), 5.40%
,
12/13/27 ..... 4,000 4,743,389
Talbot Participation SAS, Facility 1st
Lien Term Loan B , 07/07/32
(s)
.... 2,000 2,362,152
Tarkett Participation SASU, 1st Lien
Term Loan B , (3-mo. EURIBOR
at 0.00% Floor + 3.75%),
5.77%
,
04/21/31 ............ 2,979 3,536,028

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Trevise Holdings 1 SAS, Facility
1st Lien Term Loan , (1-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.64%
,
07/09/29 ............ EUR 3,417 $ 4,066,461
Vivalto Sante Investissement,
1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.52%
,
07/21/31 ............ 2,370 2,787,926
ZF Invest, 1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.78%
,
07/11/31 ............ 2,000 2,362,387
54,784,713
Germany — 0.2%
(a)
Aenova Holding GmbH, Facility
1st Lien Term Loan B1 , (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.07%
,
08/22/31 ............ 2,000 2,374,398
AVIV Group GmbH, 1st Lien Term Loan
B , (6-mo. EURIBOR at 0.00% Floor
+ 4.00%), 6.10%
,
04/23/32 ..... 2,866 3,388,517
CTEC III GmbH, Facility 1st Lien Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.82%
,
03/16/29 . 1,500 1,773,024
Goodarz Holding Co. SARL, Delayed
Draw 1st Lien Term Loan , (1-mo.
EURIBOR at 0.00% Floor + 5.50%),
7.40%
,
11/19/30
(f)
........... 15,384 18,069,685
Kleopatra Finco SARL, Facility
1st Lien Term Loan B , (6-mo.
EURIBOR at 0.00% Floor + 4.75%),
6.81%
,
02/09/26
(d) (e)
.......... 6,373 3,229,615
Mosel Bidco SE, 1st Lien Term Loan B ,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.77%
,
09/16/30 ...... 1,000 1,184,014
Nidda Healthcare Holding GmbH, 1st
Lien Term Loan B4 , 12/10/32
(s)
... 3,700 4,374,503
Node AcquiCo GmbH, 1st Lien Term
Loan B1 , (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.41%
,
12/08/32 . 4,000 4,723,834
Rain Carbon, Inc., 1st Lien Term Loan ,
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 7.04%
,
10/31/28
(f)
...... 2,713 3,176,958
Schoen Klinik SE, Facility 1st Lien Term
Loan B2 , (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.02%
,
01/13/31 . 2,778 3,291,638
Speedster Bidco GmbH, 1st Lien Term
Loan B1 , 12/10/31
(s)
.......... 1,500 1,771,614
Speedster Bidco GmbH, Facility 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.24%
,
11/13/31
(l)
........... USD —
(i)
—
Speedster Bidco GmbH, Facility 1st
Lien Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor +
3.00%), 6.69%
,
12/10/31
(l)
...... 900 900,706
Techem Verwaltungsgsesellschaft 675
mbH, Facility 1st Lien Term Loan B6 ,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.26%
,
07/15/32 ...... EUR 7,173 8,486,175
Tele Columbus AG, Facility 1st Lien
Term Loan B , (6-mo. EURIBOR
at 0.00% Floor + 0.50%),
0.50%
,
01/01/29 ............ 2,537 1,906,339
Security
Par (000)
Par (000) Value
Germany (continued)
TK Elevator Midco GmbH, 1st Lien
Term Loan B1 , 04/30/30
(s)
...... EUR 6,138 $ 7,269,117
65,920,137
Ireland — 0.0%
(a)
Applegreen Ltd., Facility 1st Lien Term
Loan B , 01/26/32
(s)
........... 1,278 1,511,110
Promontoria Beech DAC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
5.62%
,
01/01/28
(f)
........... 10,471 12,305,442
13,816,552
Jersey, Channel Islands — 0.1%
(a)
New Look Corp. Ltd., 1st Lien Term
Loan , 16.50%
,
11/10/27
(f)
...... GBP 374 151,163
Platform Bidco Ltd., Facility 1st Lien
Term Loan B , 09/29/28
(s)
....... EUR 3,000 3,523,626
Vita Global Finco Ltd., 1st Lien Term
Loan B
(f)(q)
(6-mo. EURIBOR at 0.00% Floor +
8.00%), 10.05% ( 10.17 % Cash or
10.17 % PIK), , 06/08/29 ..... 13,812 12,600,399
(6-mo. GBP SONIA at 0.00% Floor +
8.00%), 11.97% ( 11.97 % Cash or
11.97 % PIK), , 06/08/29 ...... GBP 8,123 8,417,898
24,693,086
Luxembourg — 0.4%
(a)
AI Sirona Luxembourg Acquisition
SARL, Facility 1st Lien Term Loan
B3 , (1-mo. EURIBOR at 0.00% Floor
+ 4.00%), 5.90%
,
09/29/28 ..... EUR 4,000 4,711,001
Al Mansart (Luxembourg) Bidco
SCS, 1st Lien Term Loan , (6-mo.
CME Term SOFR + 5.25%),
9.12%
,
09/01/28
(f)
........... USD 8,892 8,847,266
Al Mansart (Luxembourg) Bidco SCS,
1st Lien Term Loan A , (6-mo. CME
Term SOFR at 0.00% Floor +
5.25%), 9.12%
,
09/01/28
(f)
...... 13,475 13,407,202
Albea Beauty Holdings SARL,
1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 5.00%),
7.02%
,
12/31/27 ............ EUR 2,000 2,305,343
Albion Financing 3 SARL, 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.01%
,
05/21/31 . 4,000 4,752,697
Althea Acquisition Bidco SARL, 1st Lien
Term Loan B , 10/07/32
(s)
....... 1,500 1,770,521
Altice Financing SA, 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 5.00%), 7.03%
,
10/29/27 . 2,904 2,473,083
Altice Financing SA, 1st Lien Term Loan
B , (3-mo. EURIBOR at 0.00% Floor
+ 5.00%), 7.03%
,
10/29/27 ..... 6,698 5,703,967
Atlas Luxco 4 SARL, 1st Lien Term
Loan B , 08/20/32
(s)
........... 2,071 2,447,909
Claudius Finance Parent SARL,
1st Lien Term Loan B4 , (3-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.82%
,
07/05/28 ............ 2,500 2,945,668
Connect Finco SARL, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
8.22%
,
09/13/29
(l)
........... USD 15,253 15,208,952

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Delta 2 (Lux) SARL, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50%
Floor + 1.75%), 5.42%
,
09/30/31
(l)
USD 899 $ 900,964
Eircom Finco SARL, Facility 1st Lien
Term Loan B6 , (1-mo. EURIBOR
at 0.00% Floor + 2.75%),
4.67%
,
05/14/32 ............ EUR 4,500 5,304,265
Froneri International Ltd., 1st Lien Term
Loan , (6-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.83%
,
09/30/31 . 2,000 2,352,562
Froneri International Ltd., Facility
1st Lien Term Loan B5 , (3-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.78%
,
09/30/32 ............ 1,628 1,916,866
Garfunkelux Holdco 3 SA, 1st Lien Term
Loan B , 06/01/32
(s)
........... 14,334 16,323,112
Genesys Cloud Services, Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.22%
,
01/30/32
(l)
........... USD 997 993,694
Hyperion Refinance SARL, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
6.47%
,
02/17/31
(l)
........... 990 991,626
Index HoldCo SARL, Facility 1st Lien
Term Loan A , 0.10%
,
12/29/28 ... EUR 4,043 2,755,696
Jazz Financing Lux SARL, 1st Lien
Term Loan B2 , (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
5.97%
,
05/05/28
(l)
........... USD 698 700,389
LSF10 Edilians Investments SARL,
Facility 1st Lien Term Loan B4 ,
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.53%
,
03/05/31 ...... EUR 2,000 2,371,859
Matador Bidco SARL, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 4.25%),
8.07%
,
07/16/29
(l)
........... USD 1,500 1,499,625
NJJ Continental SA, Facility 1st Lien
Term Loan B3 , (3-mo. EURIBOR
at 0.00% Floor + 2.50%),
4.52%
,
01/26/32 ............ EUR 5,923 6,995,573
Radar Bidco SARL, Facility 1st Lien
Term Loan B3 , (3-mo. EURIBOR
at 0.00% Floor + 3.50%),
5.52%
,
04/04/31 ............ 4,258 5,056,821
Rainbow Finco SARL, Facility 1st
Lien Term Loan B2 , (6-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.56%
,
02/26/29 ............ 4,600 5,459,384
Seine Holdco SAS, Facility 1st Lien
Term Loan B , (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.26%
,
01/11/31 ............ 2,000 2,365,631
Speed Midco 3 SARL, Facility
1st Lien Term Loan B , (6-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.85%
,
10/01/32 ............ 7,264 8,588,552
Summer BC Bidco B LLC, 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.54%
,
01/31/29 . 588 646,783
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Summer BC Holdco B SARL, Facility
1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.54%
,
01/31/29 ............ EUR 2,412 $ 2,651,662
Tackle SARL, Facility 1st Lien Term
Loan B2 , (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.32%
,
05/22/28 . 1,962 2,307,891
Telenet International Finance SARL,
1st Lien Term Loan AQ , (1-mo.
EURIBOR at 0.00% Floor + 2.25%),
4.19%
,
04/30/29 ............ 2,000 2,357,334
Traviata III SARL, 1st Lien Term Loan ,
(1-mo. EURIBOR at 0.00% Floor +
8.00%), 9.90% 01/22/33
(f)
...... 15,200 16,791,290
153,905,188
Netherlands — 0.2%
(a)
Accell Group Holdings BV, 1st Lien
Term Loan , (6-mo. EURIBOR +
7.00%), 9.02%
,
06/01/32
(f)
...... 4,750 3,740,074
Ammega Group BV, Facility 1st Lien
Term Loan B3 , (3-mo. EURIBOR
at 0.00% Floor + 4.75%),
6.77%
,
01/01/29 ............ 4,000 4,052,983
Barentz International BV, Facility 1st
Lien Term Loan B3 , (3-mo. CME
Term SOFR at 0.00% Floor +
3.25%), 7.02%
,
03/03/31
(l)
...... USD 496 486,438
Bock Capital Bidco BV, 1st Lien Term
Loan B , 06/29/28
(s)
........... EUR 1,000 1,181,076
Boels Topholding BV, Facility 1st
Lien Term Loan B3 , (1-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.69%
,
05/23/31 ............ 2,000 2,366,571
Flutter Financing BV, 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 1.75%),
5.42%
,
12/02/30
(l)
........... USD 931 929,445
Fugue Finance BV, 1st Lien Term Loan ,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.32%
,
01/09/32 ...... EUR 2,000 2,369,015
Median BV, 1st Lien Term Loan , (Daily
SONIA at 0.00% Floor + 5.93%),
10.01%
,
10/14/27 ........... GBP 5,300 6,960,459
Median BV, Facility 1st Lien Term Loan
B1 , (3-mo. EURIBOR at 0.00% Floor
+ 4.93%), 6.94%
,
10/14/27 ..... EUR 3,618 4,206,930
Nobian Finance BV, 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.53%
,
07/01/30 . 7,263 8,145,157
Nobian Finance BV, 1st Lien Term Loan
B , (3-mo. EURIBOR at 0.00% Floor
+ 3.75%), 5.78%
,
07/01/29 ..... 3,928 4,454,235
Odido Holding BV, Facility 1st Lien Term
Loan B2 , (3-mo. EURIBOR at 0.00%
Floor + 2.90%), 4.90%
,
03/30/29 . 2,000 2,369,603
One Frio HoldCo BV, Term Loan ,
09/01/31
(f) (s)
................ 25,489 29,928,020
Peer Holding III BV, Facility 1st Lien
Term Loan B4B , (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.17%
,
10/28/30
(l)
........... USD 785 787,961

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
Peer Holding III BV, Facility 1st
Lien Term Loan B7B , (3-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.77%
,
11/26/31 ............ EUR 3,000 $ 3,542,488
Stage Entertainment BV, Facility
1st Lien Term Loan B3 , (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.03%
,
06/01/29 ............ 2,708 3,089,417
Ziggo BV, Facility 1st Lien Term Loan H ,
(1-mo. EURIBOR at 0.00% Floor +
3.00%), 4.94%
,
01/31/29 ...... 6,779 7,916,889
86,526,761
New Zealand — 0.0%
FNZ NZ Finco Ltd., 1st Lien Term Loan ,
(Daily SONIA at 0.00% Floor +
6.00%), 6.00%
,
11/05/31
(a) (f)
..... GBP 13,000 14,106,297
Norway — 0.0%
Sector Alarm Holding A/S, Facility 1st
Lien Term Loan B3 , 06/14/29
(a) (s)
.. EUR 1,535 1,817,990
Spain — 0.2%
(a)
Aernnova Aerospace SAU, Facility
1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.03%
,
02/27/30 ............ 2,042 2,367,148
Areas Worldwide SA, Facility 1st
Lien Term Loan B5 , (6-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.64%
,
12/31/29 ............ 7,662 9,017,601
Boluda Towage SL, Facility 1st Lien
Term Loan B3 , (1-mo. EURIBOR
at 0.00% Floor + 3.50%),
5.38%
,
01/31/30 ............ 2,513 2,978,056
Cervantes Bidco SL, 1st Lien Term
Loan B , (6-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.36%
,
12/03/31 . 2,854 3,375,920
Dorna Sports SL, Facility 1st Lien Term
Loan B , (6-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.87%
,
08/11/32 . 1,100 1,299,481
Elvis UK Holdco Ltd., Facility 1st
Lien Term Loan B5 , (3-mo.
EURIBOR at 0.00% Floor + 3.60%),
5.62%
,
10/31/31 ............ 3,500 4,145,201
Findango Mezz Rev, 1st Lien Term
Loan , (1-mo. CME Term SOFR +
7.25%), 9.14%
,
05/01/32
(f)
...... 26,750 31,593,783
PAX HoldCo Spain SL, Facility 1st Lien
Term Loan B4 , 12/31/29
(s)
...... —
(i)
—
Promontoria Challenger I SA , (1-mo.
CME Term SOFR at 0.00% Floor +
2.75%), 4.39% - 5.65%
,
12/19/27
(f)
10,572 12,424,099
Seashell Bidco SL, 1st Lien Term Loan
B , (EUR0012M at 0.00% Floor +
4.00%), 6.21%
,
12/13/32 ...... 4,350 5,118,510
Sirocco Lux SA, 1st Lien Term Loan
A , (3M EURIBOR at 0.00% Floor +
3.90%), 5.90%
,
02/28/26
(f)
...... 27,084 31,829,614
104,149,413
Security
Par (000)
Par (000) Value
Sweden — 0.0%
(a)
Anticimex Global AB, 1st Lien Term
Loan B9 , (3-mo. EURIBOR at 0.00%
Floor + 3.15%), 5.22%
,
11/17/31 . EUR 1,350 $ 1,598,911
Anticimex Global AB, Facility 1st
Lien Term Loan B8 , (1-day
SOFR at 0.00% Floor + 2.90%),
6.81%
,
11/17/31
(l)
........... USD 91 91,255
Eleda Management AB, Facility
1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.52%
,
04/03/31 ............ EUR 2,333 2,766,620
IGT Holding IV AB, Facility 1st Lien
Term Loan B4 , 08/29/31
(s)
...... 2,000 2,367,299
Quimper AB, Facility 1st Lien Term
Loan B , (6-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.86%
,
03/29/30 . 3,500 4,157,170
Verisure Holding AB, 1st Lien Term
Loan B , 10/25/32
(s)
........... 2,000 2,363,210
13,344,465
United Kingdom — 0.6%
(a)
Allwyn International AG, Facility 1st
Lien Term Loan B , 03/22/32
(s)
.... 3,500 4,110,362
Bellis Acquisition Co. plc, Facility 1st
Lien Term Loan B , 05/12/31
(s)
.... 2,000 2,123,751
Belron Uk Finance Plc, 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.74%
,
10/16/31 . 12,677 14,998,583
Boots Group Bidco Ltd., 1st Lien Term
Loan , (Daily SONIA at 0.00% Floor +
4.75%), 4.75%
,
08/30/32 ...... GBP 3,478 4,723,686
Boots Group Finco LP, 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.58%
,
08/30/32 . EUR 4,400 5,224,192
Cabot Securitisation UK Ltd., 1st Lien
Term Loan , (1-mo. GBP SONIA +
3.20%), 7.17%
,
01/18/30
(f)
...... GBP 35,000 46,588,522
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B10 , (Daily
SONIA at 0.00% Floor + 4.75%),
4.75%
,
04/30/29 ............ 10,775 14,614,937
City Football Group Ltd., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.03%
,
07/22/30
(f) (l)
........... USD 985 982,843
CML Project Cold, 1st Lien Term Loan ,
09/01/31
(f) (s)
................ GBP 7,742 10,426,231
Eagle Bidco Ltd., Facility 1st Lien Term
Loan B , (1-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.65%
,
02/27/32 . EUR 2,500 2,964,618
Edge Finco plc, Facility 1st Lien Term
Loan B1 , 08/22/31
(s)
.......... 5,422 6,411,091
Entain Holdings (Gibraltar) Ltd., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
5.92%
,
10/31/29
(l)
........... USD 804 798,103
Entain Holdings (Gibraltar) Ltd., Facility
1st Lien Term Loan B4 , (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.27%
,
06/30/28 ............ EUR 1,209 1,430,570
Hbx Group International plc, Facility
1st Lien Term Loan B , (6-mo.
EURIBOR at 0.00% Floor + 2.25%),
4.39%
,
02/13/32
(f)
........... 3,000 3,507,972

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
INEOS Finance plc, 1st Lien Term
Loan , (1-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.15%
,
02/07/31 . EUR 2,000 $ 1,922,040
INEOS Quattro Holdings UK Ltd.,
Facility 1st Lien Term Loan B , (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.40%
,
04/03/29 ............ 6,695 5,480,166
Inspired Finco Holdings Ltd., 1st
Lien Term Loan B6 , (1-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.15%
,
02/28/31 ............ 4,000 4,725,150
Leased & Tenanted Pubs 1 Ltd.,
2nd Lien Term Loan , (Daily
SONIA at 3.00% Floor + 9.38%),
9.38%
,
10/31/29
(f)
........... GBP 4,798 6,338,623
Lernen Bidco Ltd., Facility 1st Lien Term
Loan B3 , 04/25/29
(s)
.......... EUR 2,000 2,374,797
Market Bidco Ltd., Facility 1st Lien Term
Loan B3 , (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.55%
,
11/04/30 . 6,650 7,736,929
Masorange Holdco Ltd., Facility
1st Lien Term Loan B5 , (6-mo.
EURIBOR at 0.00% Floor + 2.50%),
4.63%
,
03/25/31 ............ 27,473 32,340,006
Mercia, 1st Lien Term Loan A1 , (3-mo.
GBP EURIBOR at 0.00% Floor +
2.40%), 6.85%
,
04/08/26
(f)
...... GBP 7,177 9,674,785
Mercia, 1st Lien Term Loan A2 , (3-mo.
GBP EURIBOR at 0.00% Floor +
2.40%), 6.85%
,
04/09/26
(f)
...... 28,370 38,241,289
Mercia, 1st Lien Term Loan B-1 , (3-mo.
GBP EURIBOR at 0.00% Floor +
2.40%), 6.85% - 7.10%
,
04/09/26
(f)
1,646 2,218,675
Modulaire Group Holdings Ltd., Facility
1st Lien Term Loan B3 , (3-mo.
EURIBOR at 0.00% Floor + 4.43%),
6.44%
,
07/10/31 ............ EUR 2,000 2,202,513
Nomad Foods Europe MidCo Ltd.,
Facility 1st Lien Term Loan B1 ,
(EUR0012M at 0.00% Floor +
2.50%), 4.62%
,
10/28/32 ...... 1,700 2,007,829
OCS Group Holding Ltd., Facility
1st Lien Term Loan B1 , (Daily
SONIA at 0.00% Floor + 5.75%),
5.75%
,
11/27/31 ............ GBP 2,286 3,077,177
OCS Group Holding Ltd., Facility
1st Lien Term Loan B3 , (Daily
SONIA at 0.00% Floor + 5.75%),
5.75%
,
11/28/31 ............ 1,000 1,346,265
OCS Group Holding Ltd., Facility
1st Lien Term Loan B4 , (6-mo.
EURIBOR at 0.00% Floor + 4.25%),
6.36%
,
11/28/31 ............ EUR 1,000 1,185,483
Rubix Group Finco Ltd., 1st Lien Term
Loan B , (6-mo. EURIBOR at 0.00%
Floor + 4.00%), 6.08%
,
09/29/28 . 4,000 4,742,449
VMED O2 UK HoldCo 4 Ltd., Facility
1st Lien Term Loan Z , (1-mo.
EURIBOR at 0.00% Floor + 3.43%),
5.36%
,
10/15/31 ............ 2,000 2,365,325
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B , 07/16/29
(s)
....... 5,461 6,448,076
253,333,038
Security
Par (000)
Par (000) Value
United States — 2.3%
(a)
ABG Intermediate Holdings 2 LLC,
1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 5.97%
,
12/21/28
(l)
...... USD 975 $ 975,733
Action Environmental Group, Inc.
(The), 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor +
3.25%), 7.25%
,
10/24/30
(l)
...... 563 563,417
ADMI Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor +
3.38%), 7.21%
,
12/23/27
(l)
...... 490 462,171
AG Group Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at
4.25% Floor + 0.50%; 3-mo. CME
Term SOFR at 4.25% Floor + 0.50%
at 0.50% Floor + 0.00%), 7.97% -
8.07%
,
12/29/28
(l)
........... 920 827,848
AHP Health Partners, Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
5.97%
,
09/20/32
(l)
........... 877 877,078
AI Aqua Merger Sub, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at
3.00% Floor + 0.50%; 3-mo. CME
Term SOFR at 3.00% Floor + 0.50%
at 0.50% Floor + 0.00%), 6.85% -
6.87%
,
07/31/28
(l)
........... 1,323 1,325,604
AlixPartners LLP, 1st Lien Term Loan
(3-mo. EURIBOR at 0.00% Floor +
3.00%), 5.00% , 08/12/32 .... EUR 4,313 5,098,244
(1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.72% , 08/12/32
(l)
USD 610 610,898
Alliant Holdings Intermediate LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.22%
,
09/19/31
(l)
........... 983 984,545
Allied Universal Holdco LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.97%
,
08/20/32 ............ 13,111 13,170,298
Allspring Buyer LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
6.81%
,
11/01/30
(l)
........... 980 984,533
Alorica, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 1.00%
Floor + 6.88%), 10.79%
,
12/21/27
(f)
20,569 20,441,882
Alpha Generation LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.72%
,
09/30/31
(l)
........... 497 498,775
Altafiber Virginia LLC, 1st Lien Term
Loan B5 , (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
5.97%
,
11/23/28
(l)
........... 990 990,670
Altar Bidco, Inc., 2nd Lien Term Loan ,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.28%
,
02/01/30 . 35,591 33,440,516
Alterra Mountain Co., 1st Lien Term
Loan B8 , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.22%
,
05/31/30
(f) (l)
........... 457 458,863

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Amentum Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.72%
,
09/29/31
(l)
........... USD 14,804 $ 14,826,767
American Airlines, Inc., 1st Lien
Term Loan , (6-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.26%
,
06/04/29
(l)
........... 980 980,617
American Axle & Manufacturing, Inc.,
1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor +
3.00%), 6.76%
,
12/13/29
(l)
...... 975 977,358
American Residential Services LLC, 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.42%
,
02/02/32
(f) (l)
........... 995 998,731
Amneal Pharmaceuticals LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.22%
,
08/02/32
(l)
........... 693 698,462
Amynta Agency Borrower, Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.47%
,
12/29/31
(l)
........... 1,043 1,044,141
Arcline FM Holdings LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 2.75%),
6.42%
,
06/24/30
(l)
........... 459 460,119
Arsenal AIC Parent LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.47%
,
08/19/30
(l)
........... 843 844,295
Aruba Investments Holdings LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
7.82%
,
11/24/27
(l)
........... 990 901,831
Ascend Learning LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
6.72%
,
12/11/28
(l)
........... 987 989,701
ASP Dream Acquisition Co. LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 4.25%),
8.07%
,
12/15/28
(l)
........... 496 470,717
Asurion LLC, 1st Lien Term Loan B13 ,
(1-mo. CME Term SOFR at 0.00%
Floor + 4.25%), 7.97%
,
09/19/30
(l)
1,419 1,417,834
AthenaHealth Group, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
6.47%
,
02/15/29
(l)
........... 994 994,777
Autokiniton US Holdings, Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 4.00%),
7.83%
,
04/06/28
(l)
........... 1,485 1,470,059
Avaya, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.22%
,
08/01/28 ...... 80 71,518
B&G Foods, Inc., 1st Lien Term
Loan B5 , (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.22%
,
10/10/29
(l)
........... 990 951,366
Security
Par (000)
Par (000) Value
United States (continued)
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor +
2.50%), 6.25%
,
05/26/31
(l)
...... USD 472 $ 470,174
Bally's Corp., Facility 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.37%
,
10/02/28
(l)
........... 23,826 23,466,329
Barracuda Networks, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
8.34%
,
08/15/29
(l)
........... 980 790,883
Bausch + Lomb Corp., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 4.25%),
7.97%
,
01/15/31
(l)
........... 20,323 20,505,627
BCPE Empire Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
6.97%
,
12/11/30
(l)
........... 495 489,020
Beach Acquisition Bidco LLC, 1st
Lien Term Loan B2 , (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.52%
,
09/13/32 ............ EUR 1,429 1,691,448
Bleriot US Bidco, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.17%
,
10/31/30
(l)
........... USD 1,187 1,192,531
Boost Newco Borrower LLC, 1st Lien
Term Loan B2 , (3-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.67%
,
01/31/31
(l)
........... 616 616,180
Boxer Parent Co., Inc., 1st Lien Term
Loan
07/30/31
(s)
................ EUR 4,536 5,351,005
(3-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 6.82% , 07/30/31
(l)
USD 1,420 1,414,795
Brand Industrial Services, Inc., 1st Lien
Term Loan C , (3-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
8.35%
,
08/01/30
(l)
........... 1,073 975,809
Broadstreet Partners Group LLC, 1st
Lien Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.47%
,
06/16/31
(l)
........... 986 988,421
CACI International, Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
5.47%
,
10/30/31
(l)
........... 990 990,208
Caesars Entertainment, Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
5.97%
,
02/06/30
(l)
........... 817 809,234
Caesars Entertainment, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
5.97%
,
02/06/31
(l)
........... 8,540 8,454,914
Calpine Construction Finance Co.
LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor +
1.75%), 5.47%
,
07/31/30
(l)
...... 1,215 1,215,457

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Camelot US Acquisition LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.47%
,
01/31/31
(l)
........... USD 1,370 $ 1,350,641
Cast & Crew LLC, Facility 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
7.47%
,
12/29/28
(l)
........... 953 557,140
Cengage Learning, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at
3.50% Floor + 1.00%; 3-mo. CME
Term SOFR at 3.50% Floor + 1.00%
at 1.00% Floor + 0.00%), 7.23% -
7.32%
,
03/24/31
(l)
........... 746 748,765
Central Parent LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.25%
,
07/06/29
(l)
........... 1,479 1,248,939
Champions Financing, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.57%
,
02/06/29
(l)
........... 377 356,898
Chariot Buyer LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.47%
,
09/08/32
(l)
609 610,263
Charter Next Generation, Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 2.75%),
6.50%
,
11/29/30
(l)
........... 1,244 1,246,226
Chemours Co. LLC, 1st Lien Term
Loan B4 , (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.22%
,
10/15/32
(l)
........... 1,408 1,389,094
CHG Healthcare Services, Inc., 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
6.59%
,
09/29/28
(l)
........... 1,279 1,284,446
Chromalloy Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.23%
,
03/27/31
(l)
1,356 1,362,617
Cirkul Sr Sec, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 4.00%
Floor + 7.50%), 15.09%
,
04/23/28
(f)
18,392 14,304,917
Citadel Securities Global Holdings LLC,
Facility 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
10/31/31
(l)
...... 983 987,370
Cloud Software Group, Inc., 1st Lien
Term Loan , (3-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.02%
,
08/13/32 ............ EUR 5,150 6,087,493
Cloud Software Group, Inc., 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.92%
,
03/21/31
(l)
........... USD 1,988 1,989,419
Cloudera, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 7.57%
,
10/09/28
(l)
499 475,016
Clover Holdings 2 LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
7.52%
,
12/09/31
(l)
........... 1,239 1,238,233
Security
Par (000)
Par (000) Value
United States (continued)
Clue Opco LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75%
Floor + 4.50%), 8.34%
,
12/19/30
(l)
USD 929 $ 920,529
Clydesdale Acquisition Holdings,
Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor +
3.18%), 6.89%
,
04/13/29 ...... 17,651 17,654,124
CNT Holdings I Corp., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 2.50%),
6.34%
,
11/08/32
(l)
........... 1,436 1,439,112
Cobham Ultra SeniorCo SARL, Facility
1st Lien Term Loan B , (6-mo. CME
Term SOFR at 0.50% Floor +
3.75%), 8.37%
,
08/03/29
(l)
...... 1,372 1,375,190
ConnectWise LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.76%
,
09/29/28 . 10,679 10,472,277
Coral-US Co-Borrower LLC, 1st Lien
Term Loan B6 , (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.86%
,
10/15/29
(l)
........... 1,000 989,750
Core & Main LP, 1st Lien Term Loan E ,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.69%
,
02/10/31
(l)
755 754,618
CoreWeave Acquisition Co. IV LLC,
Delayed Draw 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 4.25%),
5.77%
,
09/29/30
(f)
........... 26,489 25,297,053
CoreWeave Compute Acquisition Co.
II LLC, Delayed Draw 1st Lien Term
Loan , (3-mo. CME Term SOFR at
0.00% Floor + 9.62%), 13.31% -
13.95%
,
07/31/28
(f)
.......... 43,054 42,515,356
CoreWeave Compute Acquisition Co.
III LLC, Delayed Draw 1st Lien Term
Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 6.00%), 9.69% -
10.34%
,
05/16/29
(f)
.......... 48,680 48,315,135
Cotiviti, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.62%
,
05/01/31
(l)
1,280 1,227,540
CP Iris Holdco I, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
7.72%
,
10/27/32
(l)
........... 297 294,537
CPM Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
8.34%
,
09/28/28
(l)
........... 307 304,866
CPV Fairview LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.17%
,
08/14/31 . 12,085 12,126,284
CRC Insurance Group LLC, 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.42%
,
05/06/31
(l)
........... 1,023 1,023,083
Creative Artists Agency LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.22%
,
10/01/31
(l)
........... 516 517,690
Crocs, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor +
2.25%), 6.25%
,
02/19/29
(l)
...... 424 425,903

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CSC Holdings LLC, 1st Lien Term Loan
B5 , (US Prime Rate at 0.00% Floor
+ 1.50%), 8.25%
,
04/15/27 ..... USD 4,202 $ 3,664,391
CTP-02 Propco LLC , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.17%
,
12/06/29
(f)
........... 20,133 20,123,884
Cushman & Wakefield US Borrower
LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor +
2.75%), 6.47%
,
01/31/30
(l)
...... 848 851,856
CVR CHC LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.00%
,
12/30/27
(f)
7,264 7,269,583
Dave & Buster's, Inc., 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.13%
,
06/29/29
(l)
........... 774 710,008
Dayforce, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.84%
,
03/01/31
(f) (l)
257 256,777
Dealer Tire Financial LLC, 1st Lien
Term Loan B5 , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
6.72%
,
07/02/31
(l)
........... 1,476 1,474,478
Delta Topco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 2.75%
Floor + 0.00%; 3-mo. CME Term
SOFR at 2.75% Floor + 0.00% at
0.00% Floor + 0.00%), 6.44% -
6.58%
,
11/30/29
(l)
........... 988 981,716
Derby Buyer LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.75%
,
11/01/30
(l)
. 1,011 1,013,068
Digital Room Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
9.07%
,
12/21/28 ............ 6,077 5,955,681
DirecTV Financing LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
9.10%
,
08/02/27 ............ 392 391,732
DirecTV Financing LLC, 1st Lien Term
Loan B
(3-mo. CME Term SOFR at 0.75%
Floor + 5.25%), 9.35% , 08/02/29
(l)
776 777,917
(3-mo. CME Term SOFR at 0.75%
Floor + 5.50%), 9.34% , 02/17/31 15,605 15,560,722
Discovery Energy Holding Corp., 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
7.42%
,
05/01/31
(l)
........... 500 502,250
Discovery Purchaser Corp., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
7.61%
,
10/04/29
(l)
........... 522 500,675
DK Crown Holdings, Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
5.53%
,
03/04/32
(l)
........... 273 272,888
Dynasty Acquisition Co., Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.72%
,
10/31/31
(l)
........... 1,039 1,042,611
Security
Par (000)
Par (000) Value
United States (continued)
Dynasty Acquisition Co., Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.72%
,
10/31/31
(l)
........... USD 395 $ 396,667
EAB Global, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.72%
,
08/16/30
(l)
497 439,513
ECL Entertainment LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.72%
,
08/30/30 ............ 21,753 21,671,385
EIS Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75%
Floor + 7.00%), 10.92%
,
07/10/28
(f)
28,919 27,727,131
EIS Group Ltd., Revolving Loan 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 7.00%),
10.92%
,
07/10/28
(f)
.......... 2,892 2,772,713
Elanco Animal Health, Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
5.62%
,
10/29/32
(l)
........... 286 286,107
Element Materials Technology
Group US Holdings, Inc., 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 3.68%),
7.35%
,
06/22/29
(l)
........... 977 983,438
Ellucian Holdings, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
6.47%
,
10/09/29
(l)
........... 1,049 1,054,429
EMRLD Borrower LP, 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.07%
,
05/31/30
(l)
........... 1,478 1,480,381
Engineered Machinery Holdings,
Inc., 1st Lien Term Loan , (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.52%
,
11/22/32 ............ EUR 3,959 4,677,042
Ensemble RCM LLC, 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.84%
,
08/01/29
(l)
........... USD 1,354 1,359,737
EP Purchaser LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.44%
,
11/06/28
(l)
. 975 689,589
Examworks Bidco, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.22%
,
11/01/28
(l)
........... 982 986,943
Fertitta Entertainment LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
6.97%
,
01/29/29
(l)
........... 16,351 16,342,705
Finastra USA, Inc., 1st Lien Term Loan ,
09/15/32
(s)
................ EUR 1,996 2,298,710
First Advantage Holdings LLC, 1st Lien
Term Loan B3 , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.47%
,
10/31/31
(l)
........... USD 968 956,603
Fleet Midco I Ltd., 1st Lien Term
Loan B2 , (6-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.79%
,
02/21/31
(f) (l)
........... 925 928,753

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Focus Financial Partners LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.22%
,
09/15/31
(l)
........... USD 1,179 $ 1,180,252
Fortrea Holdings, Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
7.47%
,
07/01/30
(l)
........... 307 296,073
Fortress Intermediate 3, Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.78%
,
06/27/31
(l)
........... 990 989,098
Gainwell Acquisition Corp., 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
7.77%
,
10/01/27
(l)
........... 982 963,010
Galaxy Universal LLC, 1st Lien Term
Loan , 0.00% 05/16/28
(f)
........ 27,378 25,907,486
Gategroup Finance LUX SA, Facility
1st Lien Term Loan B2 , (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.57%
,
06/10/32 ............ EUR 1,832 2,165,178
Genuine Financial Holdings LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.17%
,
09/27/30
(l)
........... USD 960 805,223
Go Daddy Operating Co. LLC, 1st Lien
Term Loan B8 , (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
5.47%
,
11/09/29
(l)
........... 986 987,467
Goat Holdco LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.47%
,
01/27/32 . 5,444 5,452,980
Gogo Intermediate Holdings LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.75%),
7.78%
,
05/01/28
(l)
........... 997 904,065
GoTo Group, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.79%
,
04/30/28 . 10,157 6,914,295
Grant Thornton Advisors LLC, 1st Lien
Term Loan
(l)
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.47% , 06/02/31 990 990,923
(1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 6.72% , 06/02/31 445 446,272
Grifols Worldwide Operations USA,
Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 5.92%
,
11/15/27
(l)
...... 683 682,324
Grinding Media, Inc., 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.34%
,
10/12/28
(f) (l)
........... 977 977,423
Guardian US Holdco LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.17%
,
01/31/30
(l)
........... 990 990,721
Gulfside Supply, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.67%
,
06/17/31
(l)
........... 947 931,864
Security
Par (000)
Par (000) Value
United States (continued)
Hilcorp Energy I LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.74%
,
02/06/30
(l)
USD 283 $ 283,041
Hilton Domestic Operating Co., Inc.,
1st Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor +
1.75%), 5.48%
,
11/08/30
(l)
...... 276 277,557
Hilton Garden Inn, 1st Lien Term
Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 0.00%), 7.66% -
7.61%
,
05/31/29
(f)
........... 25,954 25,884,650
Hilton Grand Vacations Borrower
LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
01/17/31
(l)
...... 649 645,543
Hobbs & Associates LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.47%
,
07/23/31
(l)
........... 995 994,065
HomeServe USA Corp., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.73%
,
10/21/30
(l)
........... 1,426 1,426,757
Hrni Holdings LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.25%), 8.09%
,
12/11/28 . 28,379 27,385,446
HUB International Ltd., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 2.25%),
6.12%
,
06/20/30
(l)
........... 845 848,693
Hunter Douglas, Inc., 1st Lien Term
Loan B1 , (3-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
6.67%
,
01/16/32
(l)
........... 1,343 1,348,085
Hunterstown Generation LLC, 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.00%
,
11/06/31 ............ 10,165 10,164,525
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
9.60%
,
10/25/28
(f)
........... 4,153 3,405,418
Icon Parent I, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.44%
,
11/13/31
(l)
. 13,930 13,945,828
Indicor LLC, 1st Lien Term Loan D ,
(3-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 6.42%
,
11/22/29
(l)
. 1,816 1,825,939
Indy US Holdco LLC, 1st Lien Term
Loan , (1-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.65%
,
10/31/30 . EUR 1,648 1,947,673
INEOS US Finance LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.97%
,
02/18/30
(l)
........... USD 953 768,306
INNIO North America Holding, Inc.,
Facility 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 6.13% - 6.18%
,
11/02/28
(l)
652 654,925
Interface Security Systems LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 7.00%),
11.02%
,
08/07/28
(d) (e) (f)
........ 20,478 6,962,683

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
ION Platform Finance SARL, 1st Lien
Term Loan , 10/07/32
(s)
........ EUR 4,447 $ 4,983,637
IRB Holding Corp., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.75%
Floor + 2.50%), 6.22%
,
12/16/30
(l)
USD 988 989,434
Iridium Satellite LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.75% Floor + 2.25%),
5.97%
,
09/20/30
(l)
........... 1,106 1,074,883
ITG Communications LLC, 1st Lien
Term Loan , (6-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.95%
,
07/09/31 ............ 22,233 21,454,845
J&J Ventures Gaming LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.22%
,
04/26/30 ............ 7,771 7,706,174
Jack Ohio Finance LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
7.72%
,
01/28/32
(l)
........... 5,964 5,929,640
Janus International Group LLC, 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.32%
,
08/05/30
(l)
........... 989 989,970
JFL-Tiger Acquisition Co., Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
7.48%
,
10/17/30
(l)
........... 654 654,946
Jump Financial LLC, 1st Lien Term
Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.17%
,
02/26/32
(f) (l)
........... 984 968,817
Kaman Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.50%
Floor + 0.50%; 6-mo. CME Term
SOFR at 2.50% Floor + 0.50% at
0.50% Floor + 0.00%), 6.32% -
6.54%
,
02/26/32
(l)
........... 8,739 8,768,152
Kaman Corp., Delayed Draw 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 2.50%),
6.43%
,
02/26/32
(l)
........... 79 79,410
KBR, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
01/17/31
(l)
...... 303 303,981
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%),
7.67% - 7.88%
,
08/11/28
(l)
...... 995 823,592
Legence Holdings LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 2.25%),
5.97%
,
12/18/31
(l)
........... 439 441,980
Life Time, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.78%
,
11/05/31
(l)
. 729 731,780
Light & Wonder International, Inc.,
1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.50% Floor +
2.25%), 5.99%
,
04/16/29
(l)
...... 980 982,203
Security
Par (000)
Par (000) Value
United States (continued)
Long Point Development LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 4.35%), 8.33% -
8.69%
,
01/01/28
(f)
........... USD 16,500 $ 16,500,000
LSF12 Crown US Commercial Bidco
LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor +
3.50%), 7.37%
,
12/02/31
(l)
...... 967 971,801
Lummus Technology Holdings V LLC,
1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor +
2.50%), 6.22%
,
12/31/29
(l)
...... 977 977,668
Macerich Crabtree LP, 1st Lien
Tem Loan , (1-mo. CME Term
SOFR at 2.50% Floor + 2.50%),
6.51%
,
08/06/29
(f)
........... 15,737 15,745,421
Maravai Intermediate Holdings LLC, 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
6.87%
,
10/19/27
(f) (l)
........... 549 539,510
Maverick Gaming LLC, 1st Lien Term
Loan , (US Prime Rate at 1.00%
Floor + 7.50%), 15.25%
,
06/05/28
(d) (e
5,368 2,952,191
Mavis Tire Express Services Topco
Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor +
3.00%), 6.72%
,
05/04/28
(l)
...... 5,080 5,096,073
McAfee Corp., 1st Lien Term Loan B ,
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.57%
,
03/01/29 ...... EUR 2,404 2,714,427
McAfee Corp., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.72%
,
03/01/29 . USD 11,910 10,953,300
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 7.00%),
10.94%
,
11/01/29 ........... 3,210 651,630
Medline Borrower LP, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 1.75%),
5.47%
,
10/23/30
(l)
........... 888 891,103
MH Sub I LLC, 1st Lien Term Loan
(l)
(3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.25% , 05/03/28 876 812,534
(1-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 7.97% , 12/31/31 593 505,785
Mitchell International, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
6.97%
,
06/17/31
(l)
........... 988 990,107
Modena Buyer LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 4.25%),
8.09%
,
07/01/31
(l)
........... 499 495,623
Montage Hotels & Resorts LLC,
Revolving 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 0.00%),
10.07% - 10.49%
,
02/16/29
(f)
.... 2,547 2,458,076
Montage Hotels & Resorts LLC, Term
Loan , (3-mo. CME Term SOFR at
0.00% Floor + 6.00%), 10.19% -
10.49%
,
02/16/29
(f)
.......... 12,645 12,202,254

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Motion Finco SARL, Facility 1st Lien
Term Loan B3 , (3-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.17%
,
11/13/29
(l)
........... USD 1,478 $ 1,308,642
MPH Acquisition Holdings LLC, 1st Lien
Term Loan
(l)
(3-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 7.59% , 12/31/30 53 52,901
(3-mo. CME Term SOFR at 0.50%
Floor + 4.60%), 8.70% , 12/31/30 438 411,088
NGL Energy Operating LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.22%
,
02/03/31
(l)
........... 410 413,095
OH Partners LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.47%
,
11/12/32
(f)
9,675 9,650,566
Oldcastle BuildingEnvelope, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
7.92%
,
04/30/29
(l)
........... 975 694,377
Olympus Water US Holding Corp., 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.92%
,
11/03/32
(l)
........... 515 511,462
Olympus Water US Holding Corp.,
1st Lien Term Loan B5 , (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.77%
,
06/23/31 ............ EUR 3,362 3,990,058
Olympus Water US Holding Corp.,
1st Lien Term Loan B6 , (3-mo.
CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
06/23/31 ...... USD 7,337 7,265,689
OMNIA Partners LLC, 1st Lien
Term Loan C , (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.45%
,
12/31/32
(l)
........... 1,926 1,932,238
OneDigital Borrower LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
6.72%
,
07/02/31
(l)
........... 985 986,251
Organon & Co., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 5.97%
,
05/19/31
(l)
617 592,937
Pai HoldCo, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 7.83%
,
10/28/27 . 11,154 9,698,001
Peninsula Pacific Entertainment LLC,
Facility 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor +
4.75%), 8.42%
,
10/01/32
(f)
...... 16,407 16,448,377
Peraton Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 7.69%
,
02/01/28
(l)
459 424,916
PetSmart LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.73%
,
08/18/32
(l)
1,225 1,218,611
Phoenix Guarantor, Inc., 1st Lien
Term Loan B5 , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.22%
,
02/21/31
(l)
........... 983 986,640
Pitney Bowes, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.42%
,
03/19/32 . 6,186 6,139,952
Security
Par (000)
Par (000) Value
United States (continued)
Planet US Buyer LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.82%
,
02/07/31
(l)
........... USD 947 $ 951,990
Playtika Holding Corp., Facility 1st Lien
Term Loan B1 , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.58%
,
03/13/28
(l)
........... 984 949,379
Polaris Newco LLC, 1st Lien Term Loan
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.82% , 06/02/28 .... EUR 2,946 3,279,617
(3-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 7.85% , 06/02/28
(l)
USD 985 948,028
Prime Security Services Borrower
LLC, 1st Lien Term Loan B1 , (6-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.13%
,
10/15/30
(l)
...... 1,203 1,204,490
Primo Brands Corp., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
6.25%
,
03/31/28
(l)
........... 492 493,640
Project Alpha Intermediate Holding,
Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor +
3.25%), 7.25%
,
10/28/30
(l)
...... 951 949,019
Project Aurora US Finco, Inc., Facility
1st Lien Term Loan B1 , (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.30%
,
09/30/32 ............ EUR 1,600 1,893,952
Proofpoint, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.92%
,
08/31/28
(l)
USD 7,445 7,476,791
Quartz AcquireCo LLC, 1st Lien
Term Loan B2 , (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
5.92%
,
06/28/30
(f) (l)
........... 1,539 1,535,179
Quikrete Holdings, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
5.97%
,
02/10/32
(l)
........... 1,010 1,012,769
Raven Acquisition Holdings LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.72%
,
11/19/31
(l)
........... 437 437,732
RealPage, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.93%
,
04/24/28
(l)
985 983,276
Redstone Holdco 2 LP, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
8.85%
,
04/27/28 ............ 21,759 8,801,705
Redstone HoldCo 2 LP, 2nd Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
11.85%
,
04/27/29 ........... 10,460 1,906,858
Robertshaw US Holding Corp., 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 8.00%),
0.00%
,
02/26/27
(d) (e) (f)
......... 4,760 47,600
Rocket Software, Inc., 1st Lien Term
Loan , (1-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.65%
,
11/28/28 . EUR 2,000 2,368,522

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Runitonetime LLC, 1st Lien Term Loan
(f)
(1-mo. CME Term SOFR at 1.00%
Floor + 1.00%), 4.72% , 04/16/26 USD 149 $ 145,187
(3-mo. CME Term SOFR at 1.00%
Floor + 1.00%), 2.00% , 05/06/26 3,041 2,972,973
(1-mo. CME Term SOFR at
2.00% Floor + 12.50%),
16.22% , 05/06/26 ......... 1,879 1,878,845
Sabre GLBL, Inc., 1st Lien Term Loan
B1
(1-mo. CME Term SOFR at 0.50%
Floor + 6.25%), 10.07% , 07/30/29 6,152 5,474,911
(1-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 9.82% , 11/15/29 2,541 2,236,080
Sabre GLBL, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term
SOFR at 0.50% Floor + 6.25%),
10.07%
,
07/30/29 ........... 1,503 1,337,373
Savor Acquisition, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.84%
,
02/19/32
(l)
........... 868 870,994
Scientific Games Holdings LP, 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
6.93%
,
04/04/29
(l)
........... 1,492 1,464,272
SCIH Salt Holdings, Inc., 1st Lien
Term Loan B1 , (3-mo. CME Term
SOFR at 0.75% Floor + 2.75%),
6.52%
,
01/31/29
(l)
........... 496 496,975
Shift4 Payments LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.17%
,
06/30/32
(l)
........... 369 370,998
Signia Aerospace LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR
at 0.50% Floor + 2.75%), 6.44% -
6.57%
,
12/11/31
(l)
........... 527 528,071
Skopima Consilio Parent LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
7.47%
,
05/12/28
(l)
........... 495 450,189
Sodalite Tahoe Hotel LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.90%), 7.12% -
0.00%
,
10/25/26
(f)
........... 19,245 18,898,361
Solina Group Services, Facility 1st Lien
Term Loan 8 , 07/31/28
(s)
....... EUR 3,000 3,561,209
Sotera Health Holdings LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.34%
,
05/30/31
(l)
........... USD 940 944,572
Sparta US HoldCo LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.00%),
6.86%
,
08/02/30
(l)
........... 1,492 1,478,544
Stakeholder Midstream LLC, 1st Lien
Term Loan , (6-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.04%
,
01/02/31 ............ 22,339 22,408,934
Star Parent, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.67%
,
09/27/30
(l)
983 983,266
Security
Par (000)
Par (000) Value
United States (continued)
Stonepeak Nile Parent LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.16%
,
04/09/32
(l)
........... USD 1,465 $ 1,464,209
Summit Acquisition, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.22%
,
10/16/31
(f) (l)
........... 388 390,478
Sunrise Financing Partnership, Facility
1st Lien Term Loan B , (6-mo. CME
Term SOFR at 0.00% Floor +
2.50%), 6.69%
,
02/16/32
(l)
...... 913 915,234
Surgery Center Holdings, Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.22%
,
12/19/30
(l)
........... 300 300,663
Tecta America Corp., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.47%
,
02/18/32
(l)
........... 479 480,179
TK Elevator Midco GmbH, 1st Lien
Term Loan B1 , (6-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
6.95%
,
04/30/30
(l)
........... 975 980,809
Topgolf Callaway Brands Corp., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.72%
,
03/18/30
(l)
........... 935 936,782
TransDigm, Inc., 1st Lien Term Loan J ,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.22%
,
02/28/31
(l)
983 985,878
TransDigm, Inc., 1st Lien Term Loan L ,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.22%
,
01/19/32
(l)
326 327,084
TripAdvisor, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.47%
,
07/08/31
(l)
995 956,407
Tronox Finance LLC, 1st Lien Term
Loan B2 , (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
5.92%
,
04/04/29
(l)
........... 993 807,230
UKG, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor +
2.50%), 6.34%
,
02/10/31
(l)
...... 982 982,880
USI, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
09/27/30
(l)
...... 1,280 1,282,055
Vaco Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.60%
Floor + 5.00%), 8.82%
,
01/22/29 . 7,490 6,084,062
VC GB Holdings I Corp., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.43%
,
07/23/28
(l)
........... 977 980,578
Verde Purchaser LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
7.67%
,
11/30/30
(l)
........... 988 986,393
VeriFone Systems, Inc., 1st Lien Term
Loan , 08/18/28
(s)
............ 23,476 22,184,835
Vertiv Group Corp., 1st Lien Term
Loan B4 , (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
5.61%
,
08/12/32
(l)
........... 994 998,180

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Vestis Corp., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.07%
,
02/24/31
(l)
USD 1,051 $ 959,148
Viasat, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor +
4.50%), 8.35%
,
05/30/30
(l)
...... 457 455,398
Viavi Solutions, Inc., 1st Lien
Term Loan , (12-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.32%
,
10/18/32
(f) (l)
........... 565 567,825
Virgin Media Bristol LLC, Facility 1st
Lien Term Loan Q , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.11%
,
01/31/29
(l)
........... 1,000 1,001,250
Virtusa Corp., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 6.97%
,
02/15/29
(l)
975 976,424
VS Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.09%
,
04/14/31
(l)
985 987,364
Wand NewCo 3, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.22%
,
01/30/31
(l)
........... 6,032 6,034,721
Waystar Technologies, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.72%
,
10/22/29
(f) (l)
........... 130 131,018
WEC US Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.87%
,
01/27/31
(l)
........... 1,334 1,335,874
West Deptford Energy Holdings LLC,
1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor +
4.00%), 7.72%
,
07/26/32 ...... 8,865 8,789,739
WEX, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.47%
,
04/03/28
(l)
958 959,819
Whatabrands LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.42%
,
08/03/28
(l)
369 370,266
White Cap Supply Holdings LLC,
Facility 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
10/19/29
(l)
...... 1,980 1,987,583
Wilsonart LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.25%), 7.92%
,
08/05/31
(l)
988 955,406
X Corp., 1st Lien Term Loan B , (6-mo.
CME Term SOFR at 0.50% Floor +
6.50%), 10.45%
,
10/26/29 ...... 2,930 2,875,265
Xerox Corp., 1st Lien Term Loan ,
11/19/29
(s)
................. 11,260 9,598,884
Zayo Group LLC, 1st Lien Term Loan ,
(1-mo. EURIBOR at 0.00% Floor +
3.25%), 5.15%
,
03/11/30 ....... EUR 11 12,941
Security
Par (000)
Par (000) Value
United States (continued)
Zelis Payments Buyer, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.97%
,
11/26/31
(l)
........... USD 975 $ 966,617
1,054,696,325
Total Floating Rate Loan Interests — 4.3%
(Cost: $ 1,981,355,944 ) ........................... 1,943,208,133
Foreign Agency Obligations
Argentina — 0.0%
Bonos Para La Reconstruccion De Una
Argentina Libre , 3.00% , 10/31/28 . 5,767 4,817,426
YPF SA , 9.50% , 01/17/31
(c)
....... 5,414 5,767,588
10,585,014
Australia — 0.2%
Queensland Treasury Corp.
(b)
3.25% , 05/21/35 ............ EUR 14,700 17,030,129
5.00% , 07/21/37
(c)
........... AUD 32,700 20,731,664
Treasury Corp. of Victoria
5.50% , 09/15/39 ............ 45,390 29,517,384
5.00% , 11/20/40 ............ 11,708 7,122,088
74,401,265
Chile — 0.0%
Corp. Nacional del Cobre de Chile
(b)
3.15% , 01/14/30 ............ USD 1,538 1,459,054
6.44% , 01/26/36 ............ 396 428,185
Empresa Nacional del Petroleo , 5.95% ,
07/30/34
(c)
................ 547 570,762
2,458,001
Colombia — 0.0%
Ecopetrol SA , 8.88% , 01/13/33 ..... 584 621,376
Costa Rica — 0.0%
Instituto Costarricense de Electricidad ,
6.38% , 05/15/43
(c)
........... 280 276,951
Denmark — 0.0%
Orsted A/S
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
1.95%), 1.75% , 12/09/3019 ... EUR 7,900 8,900,586
(5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13% , 03/14/3024 ... 1,525 1,840,896
10,741,482
France — 0.4%
Electricite de France SA
(b)
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88%
(a) (p)
......... 19,000 22,231,670
(5-Year EUR Swap Annual +
3.20%), 3.00%
(a) (p)
......... 1,000 1,159,137
(5-Year EUR Swap Annual +
2.86%), 2.63%
(a) (p)
......... 24,000 27,547,572
(5-Year EUR Swap Annual +
4.86%), 7.50%
(a) (p)
......... 38,000 48,634,813
(BPISDS15 + 3.32%), 5.88%
(a) (p)
. GBP 1,000 1,351,610
(5-Year EUR Swap Annual +
3.97%), 3.38%
(a) (p)
......... EUR 7,000 7,855,866
(5-Year EURIBOR ICE Swap Rate +
3.28%), 5.63%
(a) (p)
......... 4,200 5,138,308
6.13% , 06/02/34 ............ GBP 9,500 13,315,135
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38%
(a) (p)
............... 7,500 10,361,224

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
5.50% , 10/17/41 ............ GBP 6,100 $ 7,572,444
4.63% , 05/07/45 ............ EUR 6,700 7,625,098
2.00% , 12/09/49 ............ 6,300 4,356,325
157,149,202
Hungary — 0.0%
(b)
Magyar Export-Import Bank Zrt. , 6.00% ,
05/16/29 ................. 1,950 2,453,155
MFB Magyar Fejlesztesi Bank Zrt. ,
6.50% , 06/29/28 ............ USD 1,550 1,613,938
MVM Energetika Zrt.
7.50% , 06/09/28 ............ 3,152 3,326,841
6.50% , 03/13/31 ............ 350 369,250
7,763,184
India — 0.0%
Power Finance Corp. Ltd. , 1.84% ,
09/21/28
(b)
................ EUR 834 941,196
Indonesia — 0.1%
(b)
Bank Negara Indonesia Persero Tbk.
PT , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.47%), 4.30%
(a) (p)
........... USD 23,000 22,489,687
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
1.88% , 11/05/31 ............ EUR 8,000 8,396,851
4.88% , 07/17/49 ............ USD 16,500 14,086,875
4.00% , 06/30/50
(o)
........... 15,000 11,120,250
56,093,663
Italy — 0.0%
Poste Italiane SpA , (5-Year EURIBOR
ICE Swap Rate + 2.68%),
2.63%
(a) (b) (p)
................ EUR 4,860 5,476,571
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC
13.00% , 04/15/27
(b)
.......... KZT 100,000 188,258
13.49% , 05/23/28
(c)
.......... 5,082,500 9,407,333
13.49% , 05/23/28
(b)
.......... 592,500 1,096,674
17.30% , 07/03/28
(b)
.......... 587,000 1,161,598
11,853,863
Mexico — 0.2%
Eagle Funding Luxco SARL , 5.50% ,
08/17/30
(b)
................ USD 250 254,250
Petroleos Mexicanos
2.75% , 04/21/27
(b)
........... EUR 179 207,666
4.75% , 02/26/29
(b)
........... 8,200 9,696,869
8.75% , 06/02/29 ............ USD 2,042 2,188,829
6.84% , 01/23/30
(o)
........... 28,490 28,942,991
5.95% , 01/28/31
(o)
........... 34,205 33,107,019
6.70% , 02/16/32 ............ 2,870 2,861,763
6.38% , 01/23/45 ............ 21,615 17,355,116
6.95% , 01/28/60 ............ 396 321,394
94,935,897
Mongolia — 0.0%
City of Ulaanbaatar Mongolia , 7.75% ,
08/21/27
(b)
................ 6,000 6,165,000
Morocco — 0.1%
OCP SA
(c)
6.75% , 05/02/34
(o)
........... 10,000 10,784,500
7.50% , 05/02/54 ............ 1,188 1,312,716
12,097,216
Security
Par (000)
Par (000) Value
Peru — 0.0%
Corp. Financiera de Desarrollo SA
2.40% , 09/28/27
(b)
........... USD 2,071 $ 2,001,746
5.50% , 05/06/30
(c)
........... 650 667,875
Fondo MIVIVIENDA SA , 4.63% ,
04/12/27
(b)
................ 789 791,177
Petroleos del Peru SA , 4.75% ,
06/19/32
(c)
................ 849 631,707
4,092,505
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S ,
8.25% , 02/14/29
(b)
........... 467 501,149
Saudi Arabia — 0.1%
Saudi Arabian Oil Co. , 4.75% ,
06/02/30
(c)
................ 749 758,362
SRC Sukuk Ltd. , 4.38% , 04/02/29
(b)
. 22,592 22,583,020
23,341,382
Venezuela — 0.0%
Petroleos de Venezuela SA
(b)(d)(e)
6.00% , 11/15/26 ............ 9,227 2,145,231
9.75% , 05/17/35 ............ 10,410 2,696,268
4,841,499
Total Foreign Agency Obligations — 1.1%
(Cost: $ 462,659,740 ) ............................. 484,336,416
Foreign Government Obligations
Angola — 0.0%
Republic of Angola
(b)
8.25% , 05/09/28 ............ 2,136 2,145,472
9.24% , 01/15/31 ............ 657 662,130
2,807,602
Argentina — 0.0%
Argentine Republic (The)
1.00% , 07/09/29 ............ 1,668 1,487,022
0.75% , 07/09/30
(g)
........... 2,260 1,925,472
4.12% , 07/09/35
(g)
........... 11,272 8,386,683
3.50% , 07/09/41
(g)
........... 10,728 7,423,796
19,222,973
Armenia — 0.0%
Republic of Armenia , 6.75% , 03/12/35
(c)
574 597,322
Bahrain — 0.0%
Kingdom of Bahrain
(b)
7.00% , 01/26/26 ............ 847 848,482
5.45% , 09/16/32 ............ 530 514,418
1,362,900
Barbados — 0.0%
Barbados Government Bond , 8.00% ,
06/26/35
(c)
................ 8,819 9,295,755
Benin — 0.0%
Benin Government Bond
4.95% , 01/22/35
(b)
........... EUR 4,220 4,588,930
7.96% , 02/13/38
(c)
........... USD 1,414 1,469,231
6,058,161
Bolivia, Plurinational State of — 0.0%
Plurinational State of Bolivia , 4.50% ,
03/20/28
(b)
................ 400 366,800

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Brazil — 0.4%
Federative Republic of Brazil
10.00% , 01/01/27 ........... BRL 443 $ 78,247,704
10.00% , 01/01/29 ........... 1 220,576
6.00% , 08/15/30 ............ 110 86,575,479
6.63% , 03/15/35 ............ USD 1,286 1,325,866
166,369,625
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00% ,
03/05/37
(b)
................ 796 790,428
Cameroon — 0.0%
Republic of Cameroon , 9.50% ,
07/31/31
(b)
................ 7,952 7,932,120
Canada — 0.2%
Canadian Government Bond
2.75% , 03/01/30 ............ CAD 121,270 87,816,603
2.75% , 12/01/55 ............ 38,930 22,833,280
110,649,883
Chile — 0.0%
Republic of Chile
3.13% , 01/21/26 ............ USD 259 258,223
2.75% , 01/31/27 ............ 694 682,549
3.75% , 01/14/32 ............ EUR 874 1,042,532
4.34% , 03/07/42 ............ USD 1,177 1,051,061
3,034,365
China — 0.1%
People's Republic of China
2.11% , 08/25/34 ............ CNY 161,490 23,621,377
1.92% , 07/15/45 ............ 96,400 12,933,867
36,555,244
Colombia — 0.4%
Republic of Colombia
5.75% , 11/03/27 ............ COP 360,902,600 86,311,737
7.75% , 09/18/30 ............ 420,031,700 91,071,154
8.00% , 04/20/33 ............ USD 1,435 1,542,625
7.50% , 02/02/34 ............ 586 610,026
8.00% , 11/14/35 ............ 460 490,015
7.75% , 11/07/36 ............ 651 678,505
6.50% , 11/26/38 ............ EUR 584 664,011
181,368,073
Costa Rica — 0.0%
Republic of Costa Rica
6.55% , 04/03/34
(b)
........... USD 433 471,342
7.16% , 03/12/45
(b)
........... 7,830 8,676,658
7.30% , 11/13/54
(c)
........... 697 780,989
7.30% , 11/13/54
(b)
........... 7,148 8,009,334
17,938,323
Czech Republic — 0.2%
Czech Republic
2.75% , 07/23/29 ............ CZK 858,500 40,179,513
4.50% , 11/11/32 ............ 672,440 33,039,509
4.20% , 12/04/36
(b)
........... 267,710 12,567,258
85,786,280
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95% , 01/25/27
(b)
........... USD 807 815,070
4.50% , 01/30/30
(c)
........... 1,506 1,473,009
4.50% , 01/30/30
(b)
........... 391 382,435
7.05% , 02/03/31
(c)
........... 1,164 1,250,066
10.75% , 06/01/36
(c)
.......... DOP 1,570,450 27,055,459
10.75% , 06/01/36
(b)
.......... 144,950 2,497,175
Security
Par (000)
Par (000) Value
Dominican Republic (continued)
6.95% , 03/15/37
(c)
........... USD 658 $ 707,679
34,180,893
Ecuador — 0.0%
Republic of Ecuador
(g)
6.90% , 07/31/30
(c)
........... 768 760,004
6.90% , 07/31/30
(b)
........... 3,260 3,224,140
6.90% , 07/31/35
(b)
........... 6,093 5,368,030
5.00% , 07/31/40
(b)
........... 10,768 8,363,677
17,715,851
Egypt — 0.2%
Arab Republic of Egypt
7.50% , 01/31/27
(b)
........... 625 640,806
25.32% , 08/13/27 ........... EGP 11,545 247,258
5.80% , 09/30/27
(b)
........... USD 2,095 2,118,569
24.46% , 10/01/27 ........... EGP 402,454 8,552,807
24.14% , 12/03/27 ........... 63,167 1,345,027
21.38% , 02/04/28 ........... 522,441 10,968,030
6.59% , 02/21/28
(b)
........... USD 252 258,308
23.44% , 07/01/28 ........... EGP 694,749 14,780,381
7.60% , 03/01/29
(b)
........... USD 4,165 4,431,352
8.63% , 02/04/30
(b)
........... 604 669,766
5.63% , 04/16/30
(b)
........... EUR 3,160 3,704,348
7.63% , 05/29/32
(b)
........... USD 27,833 29,565,883
9.45% , 02/04/33
(c)
........... 929 1,063,175
8.50% , 01/31/47
(b)
........... 396 388,129
8.50% , 01/31/47
(c)
........... 250 245,031
7.90% , 02/21/48
(b)
........... 3,269 3,033,959
7.50% , 02/16/61
(b)
........... 200 174,360
7.50% , 02/16/61
(c)
........... 14,716 12,829,409
95,016,598
El Salvador — 0.0%
Republic of El Salvador
(b)
8.63% , 02/28/29 ............ 743 790,396
9.25% , 04/17/30 ............ 226 245,688
1,036,084
Ethiopia — 0.0%
Federal Democratic Republic of
Ethiopia , 6.63% , 12/11/24
(b) (d) (e)
... 564 604,258
France — 0.1%
(b)(c)
Agence France Locale , (5-Year
EURIBOR ICE Swap Rate + 4.93%),
7.00%
(a) (p)
................. EUR 10,100 12,715,223
French Republic , 3.20% , 05/25/35 .. 21,185 24,324,911
37,040,134
Gabon — 0.0%
Gabon Government Bond
9.50% , 02/18/29
(b)
........... USD 9,178 7,944,752
Germany — 0.4%
Federal Republic of Germany
(b)
0.10% , 04/15/26 ............ EUR 60,419 70,230,218
2.50% , 10/11/29 ............ 9,280 10,971,378
0.00% , 02/15/31 ............ 10,550 10,955,249
1.70% , 08/15/32 ............ 83,140 92,472,206
2.30% , 02/15/33 ............ 11,540 13,253,799
197,882,850
Ghana — 0.0%
Republic of Ghana
0.00% , 07/03/26
(b) (h)
.......... USD 28 27,083
5.00% , 07/03/29
(b) (g)
.......... 3,260 3,203,276
0.00% , 01/03/30
(b) (h)
.......... 63 55,663

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ghana (continued)
5.00% , 07/03/35
(c) (g)
.......... USD 8,394 $ 7,661,282
5.00% , 07/03/35
(b) (g)
.......... 5,562 5,076,600
16,023,904
Greece — 0.1%
Hellenic Republic , 4.13% , 06/15/54
(b) (c)
EUR 44,800 51,374,855
Guatemala — 0.0%
Republic of Guatemala
4.88% , 02/13/28
(b)
........... USD 5,973 5,986,081
7.05% , 10/04/32
(c)
........... 941 1,031,806
6.60% , 06/13/36
(c)
........... 683 733,385
6.25% , 08/15/36
(c)
........... 937 980,346
8,731,618
Hungary — 0.1%
Hungary Government Bond
5.00% , 02/22/27
(b)
........... EUR 1,887 2,281,115
5.25% , 06/16/29
(c) (o)
.......... USD 877 893,553
4.00% , 07/25/29
(b)
........... EUR 6,309 7,588,462
4.50% , 06/16/34
(b)
........... 9,897 11,736,331
5.50% , 06/16/34
(b)
........... USD 362 367,068
7.00% , 10/24/35 ............ HUF 7,309,240 22,643,607
5.50% , 03/26/36
(c)
........... USD 473 472,612
6.75% , 09/23/55
(c)
........... 679 707,378
46,690,126
India — 0.2%
Republic of India
6.79% , 10/07/34 ............ INR 2,920,420 32,784,608
7.30% , 06/19/53 ............ 740,000 8,240,429
7.09% , 08/05/54 ............ 3,267,560 35,355,177
76,380,214
Indonesia — 0.5%
Republic of Indonesia
7.00% , 05/15/27 ............ IDR 692,757,000 42,675,078
6.50% , 07/15/30 ............ 518,067,000 32,254,566
6.38% , 04/15/32 ............ 307,246,000 18,864,075
8.25% , 06/15/32 ............ 49,159,000 3,308,909
3.88% , 01/15/33 ............ EUR 605 716,912
7.00% , 02/15/33 ............ IDR 598,954,000 37,912,800
6.63% , 05/15/33 ............ 258,364,000 15,977,219
6.63% , 02/15/34 ............ 215,304,000 13,369,131
6.75% , 07/15/35 ............ 534,234,000 33,625,825
5.30% , 08/14/35
(b)
........... AUD 7,110 4,660,637
7.13% , 06/15/38 ............ IDR 428,127,000 27,424,447
230,789,599
Ireland — 1.0%
Republic of Ireland
(b)
2.60% , 10/18/34 ............ EUR 316,417 360,172,137
3.15% , 10/18/55 ............ 65,274 68,333,809
428,505,946
Italy — 2.2%
Buoni Poliennali del Tesoro
(b)
3.00% , 10/01/29 ............ 21,800 25,976,238
2.95% , 07/01/30 ............ 452,598 537,012,109
4.00% , 11/15/30 ............ 139,500 172,948,925
3.50% , 02/15/31
(c)
........... 136,100 165,030,962
3.65% , 08/01/35
(c)
........... 64,768 77,316,606
978,284,840
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(b)
........... USD 1,423 1,442,474
5.88% , 10/17/31
(b)
........... EUR 1,425 1,687,220
Security
Par (000)
Par (000) Value
Ivory Coast (continued)
6.13% , 06/15/33
(b)
........... USD 11,513 $ 11,516,569
8.08% , 04/01/36
(c)
........... 1,039 1,122,186
8.25% , 01/30/37
(c)
........... 433 470,277
16,238,726
Japan — 0.4%
Japan Government Bond
1.70% , 09/20/35 ............ JPY 7,950,000 49,236,303
1.50% , 09/20/43 ............ 9,504,100 49,654,433
2.70% , 09/20/45 ............ 2,835,000 17,455,231
1.40% , 09/20/52 ............ 5,108,000 21,305,291
3.20% , 09/20/55 ............ 9,628,950 59,620,314
197,271,572
Jordan — 0.0%
Hashemite Kingdom of Jordan
7.75% , 01/15/28
(b)
........... USD 284 295,539
7.50% , 01/13/29
(b)
........... 1,042 1,096,372
7.50% , 01/13/29
(c)
........... 634 667,083
2,058,994
Kenya — 0.1%
Republic of Kenya
9.75% , 02/16/31
(c)
........... 737 805,172
9.75% , 02/16/31
(b)
........... 232 253,460
8.00% , 05/22/32
(b)
........... 12,632 13,070,899
7.88% , 10/09/33
(b)
........... 1,360 1,360,027
8.80% , 10/09/38
(c)
........... 5,741 5,804,113
21,293,671
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond
7.75% , 06/03/30
(c)
........... 1,154 1,187,177
7.75% , 06/03/30
(b)
........... 557 573,014
1,760,191
Latvia — 0.0%
Latvia Government Bond , 5.13% ,
07/30/34
(c) (o)
............... 1,327 1,357,972
Lebanon — 0.0%
Lebanese Republic
(b)(d)(e)
6.10% , 10/04/24 ............ 987 227,010
6.00% , 01/27/25 ............ 726 166,980
6.20% , 02/26/25 ............ 10,043 2,309,890
6.65% , 04/22/25 ............ 8,652 1,989,960
6.60% , 11/27/26 ............ 3,409 784,070
6.85% , 03/23/27 ............ 7,525 1,730,750
6.65% , 11/03/28 ............ 16,575 3,812,250
7.00% , 03/23/32 ............ 991 228,921
11,249,831
Malaysia — 0.3%
Malaysia Government Bond
3.34% , 05/15/30 ............ MYR 136,940 33,825,496
3.83% , 07/05/34 ............ 11,514 2,897,993
3.48% , 07/02/35 ............ 126,610 31,142,378
4.05% , 04/18/39 ............ 170,000 43,097,388
3.76% , 05/22/40 ............ 17,340 4,241,143
115,204,398
Mexico — 0.9%
Eagle Funding Luxco SARL , 5.50% ,
08/17/30
(c)
................ USD 48,355 49,177,035
Mex Bonos Desarr Fix Rt
7.00% , 09/03/26 ............ MXN 16,017 88,822,169
5.40% , 02/09/28 ............ USD 703 719,521
8.50% , 03/01/29 ............ MXN 9,398 52,698,029

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico (continued)
5.00% , 05/07/29 ............ USD 210 $ 213,150
8.50% , 05/31/29 ............ MXN 335 1,878,600
6.00% , 05/13/30 ............ USD 534 559,365
5.38% , 03/22/33
(o)
........... 14,396 14,262,549
7.50% , 05/26/33 ............ MXN 19,756 102,084,587
5.63% , 09/22/35 ............ USD 1,074 1,060,843
8.00% , 02/21/36 ............ MXN 3,820 19,650,222
6.05% , 01/11/40
(o)
........... USD 8,900 8,859,060
United Mexican States
4.50% , 03/19/34 ............ EUR 19,998 23,472,272
6.63% , 01/29/38 ............ USD 586 612,077
5.13% , 03/19/38 ............ EUR 5,388 6,302,281
7.38% , 05/13/55
(o)
........... USD 17,499 18,828,924
389,200,684
Mongolia — 0.0%
State of Mongolia
(b)
3.50% , 07/07/27 ............ 9,000 8,718,750
6.63% , 02/25/30 ............ 293 301,241
9,019,991
Montenegro — 0.0%
Republic of Montenegro , 2.88% ,
12/16/27
(b)
................ EUR 590 679,743
Morocco — 0.0%
Kingdom of Morocco
2.38% , 12/15/27
(b)
........... USD 283 271,680
5.95% , 03/08/28
(c)
........... 261 268,749
4.75% , 04/02/35
(c)
........... EUR 1,587 1,901,653
2,442,082
Mozambique — 0.0%
Republic of Mozambique
(g)
9.00% , 09/15/31
(c)
........... USD 1,951 1,666,271
9.00% , 09/15/31
(b)
........... 277 236,575
1,902,846
Nigeria — 0.1%
Federal Republic of Nigeria
6.13% , 09/28/28
(b)
........... 1,395 1,400,901
8.38% , 03/24/29
(b)
........... 1,008 1,073,621
7.14% , 02/23/30
(b)
........... 560 578,245
7.88% , 02/16/32
(b)
........... 12,719 13,248,110
10.38% , 12/09/34
(c)
.......... 754 893,447
8.63% , 01/13/36
(c)
........... 4,442 4,778,759
9.13% , 01/13/46
(c)
........... 5,694 6,113,933
7.63% , 11/28/47
(b)
........... 692 652,715
28,739,731
North Macedonia — 0.0%
Republic of North Macedonia , 6.96% ,
03/13/27
(b)
................ EUR 546 664,919
Oman — 0.0%
Oman Government Bond
6.75% , 01/17/48
(b)
........... USD 1,137 1,253,895
Pakistan — 0.0%
(b)
Islamic Republic of Pakistan
6.88% , 12/05/27 ............ 1,389 1,400,286
7.38% , 04/08/31 ............ 1,234 1,229,372
Pakistan Global Sukuk Programme Co.
Ltd. (The) , 7.95% , 01/31/29 ..... 8,750 8,950,244
11,579,902
Panama — 0.0%
Republic of Panama
7.13% , 01/29/26 ............ 624 624,624
Security
Par (000)
Par (000) Value
Panama (continued)
7.50% , 03/01/31 ............ USD 1,159 $ 1,284,752
6.40% , 02/14/35 ............ 1,012 1,065,801
2,975,177
Paraguay — 0.0%
Republic of Paraguay
(b)
2.74% , 01/29/33 ............ 617 551,598
5.60% , 03/13/48 ............ 649 627,502
1,179,100
Peru — 0.1%
Republic of Peru
2.78% , 01/23/31
(o)
........... 522 483,111
1.86% , 12/01/32 ............ 902 745,278
6.85% , 08/12/35
(c)
........... PEN 122,312 39,194,808
7.60% , 08/12/39
(c)
........... 24,661 7,995,693
7.60% , 08/12/39
(b)
........... 24,700 8,008,338
56,427,228
Philippines — 0.9%
Republic of Philippines
4.63% , 07/17/28 ............ USD 200 202,438
6.25% , 02/28/29 ............ PHP 1,265,575 21,925,320
6.38% , 07/27/30 ............ 4,561,510 79,250,150
6.00% , 08/20/30 ............ 11,535,045 197,246,613
6.38% , 04/28/35 ............ 6,816,720 118,548,731
417,173,252
Poland — 0.5%
Republic of Poland
5.75% , 04/25/29 ............ PLN 174,816 51,064,776
4.75% , 07/25/29 ............ 98,448 27,900,547
5.00% , 01/25/30 ............ 118,000 33,638,793
4.88% , 02/12/30 ............ USD 995 1,027,835
4.88% , 10/04/33 ............ 240 243,346
5.00% , 10/25/34 ............ PLN 112,593 31,243,773
5.00% , 10/25/35 ............ 217,266 59,779,166
2.00% , 08/25/36 ............ 51,509 13,031,835
5.50% , 04/04/53 ............ USD 1,155 1,102,167
219,032,238
Qatar — 0.0%
State of Qatar , 3.25% , 06/02/26
(b)
... 619 616,926
Republic of Turkiye — 0.1%
Republic of Turkiye (The)
31.08% , 11/08/28 ........... TRY 253,195 5,837,758
30.00% , 09/12/29 ........... 331,605 7,529,723
9.13% , 07/13/30 ............ USD 590 674,243
7.13% , 02/12/32 ............ 1,296 1,372,464
9.38% , 01/19/33 ............ 733 865,123
26.20% , 10/05/33 ........... TRY 429,549 9,666,153
7.63% , 05/15/34 ............ USD 200 216,822
6.95% , 09/16/35 ............ 565 581,950
26,744,236
Romania — 0.1%
Romania Government Bond
5.25% , 11/25/27
(c)
........... 250 253,984
5.25% , 11/25/27
(b)
........... 942 957,013
6.63% , 02/17/28
(b)
........... 132 137,550
5.88% , 01/30/29
(b)
........... 4,762 4,923,908
5.25% , 03/10/30
(b)
........... EUR 859 1,053,662
5.75% , 09/16/30
(c)
........... USD 590 607,747
2.12% , 07/16/31
(b)
........... EUR 646 665,944
3.63% , 03/27/32
(b)
........... USD 554 506,046
5.25% , 05/30/32
(b)
........... EUR 7,715 9,264,454
5.38% , 06/07/33
(c)
........... 1,875 2,225,535

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Romania (continued)
6.25% , 09/10/34
(c)
........... EUR 1,552 $ 1,916,255
6.13% , 10/07/37
(c)
........... 1,875 2,215,201
6.75% , 07/11/39
(c)
........... 767 937,696
2.75% , 04/14/41
(b)
........... 628 487,732
6.50% , 10/07/45
(c)
........... 2,688 3,138,086
29,290,813
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
5.13% , 01/13/28
(c)
........... USD 583 595,389
4.75% , 01/18/28
(b)
........... 1,285 1,299,938
5.00% , 01/18/53
(c)
........... 536 477,798
5.00% , 01/18/53
(b)
........... 577 514,347
3.45% , 02/02/61
(b)
........... 1,986 1,265,329
4,152,801
Senegal — 0.0%
Republic of Senegal , 4.75% , 03/13/28
(b)
EUR 1,265 1,035,065
Serbia — 0.0%
Republic of Serbia
6.50% , 09/26/33
(b)
........... USD 624 669,240
6.00% , 06/12/34
(c)
........... 713 736,173
1,405,413
South Africa — 0.9%
Republic of South Africa
3.75% , 07/24/26 ............ EUR 491 581,034
8.00% , 01/31/30 ............ ZAR 1,886,926 116,476,763
7.00% , 02/28/31 ............ 2,649,516 156,424,836
8.88% , 02/28/35 ............ 7,465 469,909
7.10% , 11/19/36
(c)
........... USD 1,067 1,144,827
7.10% , 11/19/36
(b)
........... 17,030 18,272,168
8.50% , 01/31/37 ............ ZAR 1,685,783 101,128,783
5.00% , 10/12/46 ............ USD 784 614,272
8.75% , 02/28/48 ............ ZAR 236,700 13,778,270
5.75% , 09/30/49 ............ USD 1,080 911,250
7.95% , 11/19/54
(c)
........... 932 1,001,900
7.25% , 12/11/55
(c)
........... 3,500 3,465,000
414,269,012
South Korea — 0.2%
Republic of Korea
2.63% , 06/10/35 ............ KRW 77,691,000 50,540,882
2.63% , 09/10/55 ............ 27,500,000 16,799,013
67,339,895
Spain — 2.5%
Bonos y Obligaciones del Estado
3.50% , 05/31/29 ............ EUR 95,710 116,381,842
2.70% , 01/31/30 ............ 520,654 615,427,560
3.15% , 04/30/33
(b) (c)
.......... 30,606 36,349,290
3.25% , 04/30/34
(b) (c)
.......... 83,221 98,647,648
3.45% , 10/31/34
(b) (c)
.......... 100,525 120,544,021
3.20% , 10/31/35
(b) (c)
.......... 11,287 13,177,733
3.90% , 07/30/39
(b) (c)
.......... 23,720 28,732,477
2.90% , 10/31/46
(b) (c)
.......... 45,767 46,341,858
3.45% , 07/30/66
(b) (c)
.......... 42,500 42,642,846
1,118,245,275
Sri Lanka — 0.1%
Sri Lanka Government Bond
4.00% , 04/15/28
(c)
........... USD 453 433,498
4.00% , 04/15/28
(b)
........... 11,260 10,781,689
3.10% , 01/15/30
(b) (g)
.......... 32 30,280
3.10% , 01/15/30
(c) (g)
.......... 290 274,754
3.35% , 03/15/33
(c) (g)
.......... 570 487,668
3.60% , 06/15/35
(c) (g)
.......... 385 291,713
Security
Par (000)
Par (000) Value
Sri Lanka (continued)
3.60% , 06/15/35
(b) (g)
.......... USD 17,781 $ 13,487,681
3.60% , 05/15/36
(c) (g)
.......... 267 241,877
3.60% , 02/15/38
(c) (g)
.......... 534 484,629
26,513,789
Thailand — 0.4%
Kingdom of Thailand
2.50% , 11/17/29 ............ THB 3,316,563 110,050,308
2.41% , 03/17/35 ............ 1,017,735 34,482,819
2.98% , 06/17/45 ............ 832,900 29,298,226
4.00% , 06/17/55 ............ 23,661 992,497
174,823,850
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago
4.50% , 08/04/26
(b)
........... USD 447 442,977
6.40% , 06/26/34
(c)
........... 1,422 1,431,954
6.40% , 06/26/34
(b)
........... 6,330 6,374,310
8,249,241
Tunisia — 0.0%
Tunisian Republic , 6.38% , 07/15/26
(b)
EUR 2,023 2,371,866
Ukraine — 0.1%
Ukraine Government Bond
(g)
4.50% , 02/01/29
(b)
........... USD 7,240 5,411,900
4.50% , 02/01/29
(c)
........... 7,926 5,924,812
0.00% , 02/01/30
(c)
........... 1,058 624,341
0.00% , 02/01/30
(b)
........... 58 34,220
4.00% , 02/01/32
(b)
........... 1,840 1,370,666
0.00% , 02/01/34
(b)
........... 548 258,930
0.00% , 02/01/34
(c)
........... 2,782 1,314,626
4.50% , 02/01/34
(b)
........... 928 563,760
4.50% , 02/01/34
(c)
........... 2,079 1,263,085
0.00% , 02/01/35
(c)
........... 3,342 1,888,060
0.00% , 02/01/35
(b)
........... 2,447 1,382,699
4.50% , 02/01/35
(b)
........... 1,352 804,440
4.50% , 02/01/35
(c)
........... 6,445 3,834,603
0.00% , 02/01/36
(b)
........... 10,831 6,092,438
0.00% , 02/01/36
(c)
........... 1,959 1,102,134
4.50% , 02/01/36
(c)
........... 7,894 4,618,157
4.50% , 02/01/36
(b)
........... 7,454 4,360,590
40,849,461
United Arab Emirates — 0.0%
United Arab Emirates Government
Bond
(b)
4.88% , 04/30/29 ............ 386 397,634
3.90% , 09/09/50 ............ 912 689,157
1,086,791
United Kingdom — 1.6%
U.K. Treasury Bonds
(b)
4.38% , 03/07/30 ............ GBP 280,939 385,102,976
3.50% , 01/22/45 ............ 33,536 36,389,815
3.75% , 10/22/53 ............ 37,893 40,103,839
4.38% , 07/31/54 ............ 159,184 188,107,826
0.50% , 10/22/61 ............ 152,687 53,772,983
703,477,439
Uruguay — 0.1%
Oriental Republic of Uruguay
9.75% , 07/20/33 ............ UYU 212,348 6,107,970
8.00% , 10/29/35 ............ 710,173 18,737,621
5.25% , 09/10/60
(o)
........... USD 1,090 1,019,284
25,864,875

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Uzbekistan — 0.0%
Republic of Uzbekistan
5.38% , 05/29/27
(c)
........... EUR 7,336 $ 8,808,608
5.38% , 05/29/27
(b)
........... 7,545 9,059,561
16.63% , 05/29/27
(b)
.......... UZS 2,540,000 221,424
7.85% , 10/12/28
(c)
........... USD 712 761,826
7.85% , 10/12/28
(b)
........... 1,129 1,208,007
20,059,426
Venezuela — 0.0%
Bolivarian Republic of Venezuela ,
11.95% , 08/05/31
(b) (d) (e)
........ 11,813 3,756,598
Zambia — 0.0%
Republic of Zambia
(b)
5.75% , 06/30/33
(g)
........... 564 554,715
0.50% , 12/31/53 ............ 930 657,836
1,212,551
Total Foreign Government Obligations — 15.6%
(Cost: $ 6,795,120,252 ) ........................... 7,058,409,842
Shares
Shares
Grantor Trust
iShares Bitcoin Trust ETF
(e) (l) (t)
..... 2,027,900 100,685,235
Total Grantor Trust — 0.2%
(Cost: $ 91,193,417 ) .............................. 100,685,235
Investment Companies
iShares 0-5 Year TIPS Bond ETF
(j) (t)
. 401,690 41,129,039
iShares AAA CLO Active ETF
(t)
..... 300,000 15,523,380
iShares China Large-Cap ETF
(j) (t)
... 449,559 17,213,614
iShares Ethereum Trust ETF
(e) (l) (t)
... 815,000 18,280,450
iShares Flexible Income Active ETF
(t)
2,110,000 111,344,700
iShares High Yield Muni Active ETF
(t)
396,000 19,277,280
iShares iBoxx $ High Yield Corporate
Bond ETF
(t)
................ 4,979,641 401,508,454
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(k) (t)
....... 322,088 35,490,877
iShares MSCI Brazil ETF
(k) (t)
....... 298,064 9,469,493
SPDR S&P Regional Banking ETF
(k)
. 152,001 9,851,185
VanEck Semiconductor ETF
(j) (k)
..... 37,520 13,512,078
Vanguard Intermediate-Term Corporate
Bond ETF
(k)
............... 1,573,283 131,762,451
Vanguard Long-Term Corporate Bond
ETF
(k)
................... 570,850 43,298,972
Total Investment Companies — 1.9%
(Cost: $ 852,255,918 ) ............................. 867,661,973
Par (000)
Pa r (000)
Municipal Bonds
Arizona - 0.0%
Maricopa County Industrial
Development Authority , Series 2024 ,
RB , 7.38% , 10/01/29
(c)
........ 8,225 8,628,239
Salt River Project Agricultural
Improvement & Power District ,
Series 2023A , RB , 5.00% , 01/01/47 4,575 4,796,786
13,425,025
Security
Par (000)
Par (000) Value
California - 0 .1%
Bay Area Toll Authority , Series 2010S-1 ,
RB , 6.92% , 04/01/40 ......... USD 3,115 $ 3,533,024
California State Public Works Board ,
Series 2009G, Sub-Series G-2 , RB ,
8.36% , 10/01/34 ............ 6,820 8,058,062
Central Unified School District , Series
2021A , GO , 3.00% , 08/01/44 .... 5,000 4,072,381
City of Riverside , Series 2010A , RB ,
7.61% , 10/01/40 ............ 3,805 4,536,614
City of San Francisco , Series 2025,
Sub-Series D , RB , 5.00% , 11/01/55 3,785 4,005,265
Contra Costa Community College
District , Series 2010B , GO ,
6.50% , 08/01/34 ............ 3,205 3,425,637
Golden State Tobacco Securitization
Corp. , Series 2021B , RB ,
2.75% , 06/01/34 ............ 2,695 2,396,302
San Francisco City & County Airport
Comm-San Francisco International
Airport , Series 2022-2B , RB ,
5.00% , 05/01/52 ............ 12,910 13,400,313
State of California
Series 2009 , GO , 7.50% , 04/01/34 2,155 2,514,149
Series 2009 , GO , 7.55% , 04/01/39 4,840 5,873,715
Series 2009 , GO , 7.30% , 10/01/39 3,720 4,329,234
Series 2009 , GO , 7.35% , 11/01/39 2,270 2,653,014
State of California Department of
Water Resources , Series BC , RB ,
1.77% , 12/01/34 ............ 4,600 3,701,446
62,499,156
Colorado - 0.0%
City & County of Denver , Series 2022A ,
GO , 5.00% , 08/01/37 ......... 10,000 11,124,582
City of Colorado Springs Utilities
System , Series 2025A , RB ,
5.25% , 11/15/55 ............ 12,595 13,465,622
City of Greeley
Series 2022 , RB , 3.00% , 08/01/38 1,275 1,177,586
Series 2022 , RB , 3.00% , 08/01/39 1,340 1,213,995
Series 2022 , RB , 3.00% , 08/01/40 1,380 1,221,631
Colorado Health Facilities Authority ,
Series 2016A , RB , 4.00% , 11/15/46 6,035 5,472,695
Denver City & County School
District No. 1 , Series 2022A , GO ,
5.00% , 12/01/45 ............ 5,950 6,280,568
Mesa County Valley School District No.
51 Grand Junction , Series 2025 ,
GO , 5.25% , 12/01/49 ......... 6,070 6,513,332
46,470,011
District of Columbia - 0 .1%
District of Columbia Income Tax , Series
2025A , RB , 5.25% , 06/01/50 .... 15,345 16,392,978
Florida - 0 .1%
Brevard County Health Facilities
Authority , Series 2022A , RB ,
5.00% , 04/01/47 ............ 9,000 9,141,495
County of Broward Airport System ,
Series 2019C , RB , 2.91% , 10/01/32 3,100 2,838,406
County of Miami-Dade , Series 2019E ,
RB , 2.53% , 10/01/30 ......... 7,590 7,068,102
County of Miami-Dade Water &
Sewer System , Series 2024A , RB ,
5.25% , 10/01/54 ............ 15,010 15,757,315

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Hillsborough County Aviation
Authority , Series 2024B , RB, AMT ,
5.50% , 10/01/49 ............ USD 3,755 $ 3,986,312
Hillsborough County Industrial
Development Authority , Series
2024C , RB , 5.25% , 11/15/49 .... 7,435 7,877,080
Sumter Landing Community
Development District , Series 2016 ,
RB , 4.17% , 10/01/47 ......... 2,555 2,309,351
Tampa Bay Water , Series 2024A , RB ,
5.25% , 10/01/54 ............ 11,230 11,916,883
60,894,944
Georgia - 0.0%
City of Atlanta Department of
Aviation , Series 2025B B-1 , RB,
AMT , 07/01/50
(u)
............ 6,595 6,857,796
State of Georgia
Series 2022A , GO , 4.00% , 07/01/40 3,950 4,048,129
Series 2022A , GO , 4.00% , 07/01/41 7,890 8,033,346
18,939,271
Illinois - 0 .1%
State of Illinois , Series 2025F ,
GO , 09/01/48
(u)
............. 16,135 16,715,954
Kansas - 0.0%
Johnson County Unified School District
No. 231 Gardner - Edgerton , Series
2025 , GO , 5.25% , 10/01/50 ..... 5,010 5,465,645
Louisiana - 0.0%
Louisiana Public Facilities Authority ,
Series 2020A , RB , 3.00% , 05/15/47 8,000 6,031,666
Massachusetts - 0 .3%
Commonwealth of Massachusetts
Series 2009E , GO , 5.46% , 12/01/39 805 822,602
Series 2019H , GO , 2.90% , 09/01/49 1,055 725,290
Series 2025A , GO , 5.00% , 04/01/50 10,170 10,647,456
Series 2025C , GO , 06/01/51
(u)
... 11,335 11,839,100
Massachusetts Bay Transportation
Authority Sales Tax , Series 2025B ,
RB , 5.25% , 07/01/50 ......... 16,135 17,283,052
Massachusetts Housing Finance
Agency
Series 2014B , RB, AMT ,
4.50% , 12/01/39 .......... 385 385,008
Series 2015A , RB, AMT ,
4.35% , 12/01/40 .......... 335 335,007
Massachusetts School Building
Authority
Series 2025A , RB , 5.00% , 02/15/50 9,925 10,376,760
Series 2025A , RB , 02/15/50
(u)
... 9,925 10,584,631
62,998,906
Michigan - 0 .1%
Great Lakes Water Authority Water
Supply System
Series 2023B , RB , 5.25% , 07/01/53 9,320 9,893,269
Series 2025C , RB , 5.25% , 07/01/55 4,175 4,459,728
Michigan State Building Authority ,
Series 2025I , RB , 5.00% , 10/15/50 3,790 3,967,366
Michigan State Housing Development
Authority , Series 2025A-1 , RB ,
5.25% , 10/01/50 ............ 7,025 7,164,038
Security
Par (000)
Par (000) Value
Michigan (continued)
Michigan State University , Series
2025A , RB , 5.00% , 02/15/55 .... USD 5,805 $ 6,109,556
31,593,957
Minnesota - 0.0%
State of Minnesota , Series 2021A , GO ,
4.00% , 09/01/38 ............ 7,785 8,048,855
Nebraska - 0.0%
Omaha Public Power District , Series
2024A , RB , 5.50% , 02/01/49 .... 5,080 5,489,977
New Hampshire - 0.0%
New Hampshire Municipal Bond Bank ,
Series 2022A , RB , 3.00% , 02/15/38 1,530 1,445,582
New Jersey - 0 .1%
New Jersey Health Care Facilities
Financing Authority , Series 2021 ,
RB , 3.00% , 07/01/51 ......... 4,965 3,675,644
New Jersey Transportation Trust Fund
Authority
Series 2024CC , RB ,
5.25% , 06/15/50 .......... 11,220 11,770,228
Series 2024CC , RB ,
5.25% , 06/15/55 .......... 7,125 7,426,151
New Jersey Turnpike Authority , Series
2025A , RB , 5.25% , 01/01/55 .... 4,345 4,653,568
Rutgers The State University of
New Jersey , Series 2019R , RB ,
3.27% , 05/01/43 ............ 3,750 3,071,856
30,597,447
New York - 0 .4%
City of New York
Series 2025G, Sub-Series G-1 , GO ,
5.25% , 02/01/50 .......... 7,725 8,129,004
Series 2025H , GO , 6.29% , 02/01/45 3,730 3,919,303
Empire State Development Corp.
Series 2021B , RB , 2.01% , 03/15/30 7,085 6,525,967
Series 2021B , RB , 2.50% , 03/15/33 9,725 8,567,702
Long Island Power Authority , Series
2024A , RB , 5.00% , 09/01/49 .... 3,715 3,861,443
New York City Municipal Water Finance
Authority
Series 2010AA-1 , RB ,
5.75% , 06/15/41 .......... 1,610 1,625,229
Series 2011AA , RB ,
5.44% , 06/15/43 .......... 4,775 4,646,400
Series 2024BB, Sub-Series BB-2 ,
RB , 5.25% , 06/15/47 ....... 8,270 8,762,840
Series 2025, Sub-Series AA2 , RB ,
5.00% , 06/15/48 .......... 6,720 7,010,985
New York City Transitional Finance
Authority Future Tax Secured
Series 2019B, Sub-Series B-3 , RB ,
3.90% , 08/01/31 .......... 11,870 11,685,064
Series 2025D , RB , 5.25% , 05/01/48 13,815 14,581,242
New York State Dormitory Authority ,
Series 2024A , RB , 5.00% , 03/15/53 11,150 11,547,707
New York State Thruway Authority
Series 2025A , RB , 5.00% , 03/15/46 16,135 16,916,232
Series 2025A , RB , 5.00% , 03/15/49 9,130 9,489,266
State of New York , Series 2019B , GO ,
2.80% , 02/15/32 ............ 11,215 10,411,786

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Triborough Bridge & Tunnel Authority
Series 2022D-2 , RB ,
5.25% , 05/15/47 .......... USD 7,175 $ 7,545,554
Series 2025A-1 , RB ,
5.50% , 11/15/53 .......... 5,775 6,280,162
United Nations Development Corp. ,
Series 2025A , RB , 6.54% , 08/01/55 3,505 3,740,073
145,245,959
North Carolina - 0.0%
City of Charlotte , Series 2021A , RB ,
3.00% , 07/01/46 ............ 12,525 9,587,047
Ohio - 0 .1%
American Municipal Power, Inc. , Series
2010A , RB , 7.83% , 02/15/41 .... 4,015 4,735,397
Columbus Regional Airport Authority ,
Series 2025A , RB, AMT ,
5.50% , 01/01/55 ............ 21,605 22,719,980
JobsOhio Beverage System , Series
2013B , RB , 3.99% , 01/01/29 .... 3,945 3,961,938
State of Ohio , Series 2020C , GO ,
5.00% , 03/01/39 ............ 4,095 4,449,511
35,866,826
Oklahoma - 0.0%
Oklahoma Capitol Improvement
Authority , Series 2025A , RB ,
5.25% , 07/01/50 ............ 11,225 12,025,497
Oregon - 0.0%
Oregon School Boards Association
Series 2002B , GO , 5.55% , 06/30/28 4,075 4,160,748
Series 2005A , GO , 4.76% , 06/30/28 1,569 1,582,551
State of Oregon , Series 2003 , GO ,
5.89% , 06/01/27 ............ 2,141 2,176,061
7,919,360
Pennsylvania - 0.0%
Allegheny County Airport Authority ,
Series 2025A , RB, AMT , 01/01/50
(u)
3,775 3,975,731
Commonwealth Financing Authority ,
Series 2016A , RB , 4.14% , 06/01/38 1,580 1,491,954
Pennsylvania Turnpike Commission ,
Series 2025B , RB , 12/01/50
(u)
... 8,070 8,670,865
14,138,550
Security
Par (000)
Par (000) Value
Puerto Rico - 0 .2%
Commonwealth of Puerto Rico , Series
2022 , VRDN , 0.00% , 11/01/51
(d) (e) (v)
USD 92,983 $ 54,395,236
Puerto Rico Electric Power Authority
(d)(e)
Series 2003NN , RB ,
5.50% , 07/01/20 .......... 2,060 1,375,050
Series 2007TT , RB , 5.00% , 07/01/18 1,915 1,278,263
Series 2008WW , RB ,
5.38% , 07/01/24 .......... 1,530 1,021,275
Series 2008WW , RB ,
5.25% , 07/01/33 .......... 2,930 1,955,775
Series 2008WW , RB ,
5.50% , 07/01/38 .......... 6,160 4,111,800
Series 2010AAA , RB ,
5.25% , 07/01/21 .......... 1,710 1,141,425
Series 2010AAA , RB ,
5.25% , 07/01/26 .......... 940 627,450
Series 2010CCC , RB ,
5.25% , 07/01/28 .......... 1,635 1,091,363
Series 2010ZZ , RB , 5.00% , 07/01/18 1,225 817,687
Series 2010ZZ , RB , 5.25% , 07/01/23 500 333,750
Series 2010ZZ , RB , 5.25% , 07/01/26 1,150 767,625
Series 2010ZZ , RB , 5.25% , 12/31/49 6,255 4,175,213
Series 2013A , RB , 5.00% , 07/01/42 6,800 4,539,000
Series 2013A , RB , 5.05% , 07/01/42 1,030 687,525
Series 2013A , RB , 7.00% , 07/01/43 7,405 4,942,837
Puerto Rico Sales Tax Financing
Corp. , Series 2018A-1 , RB ,
4.75% , 07/01/53 ............ 2,048 1,930,370
85,191,644
Tennessee - 0.0%
Tennessee Housing Development
Agency
Series 2018-3 , RB , 3.85% , 07/01/43 765 741,339
Series 2018-3 , RB , 3.95% , 01/01/49 615 561,075
1,302,414
Texas - 0 .3%
City of Corpus Christi Utility System ,
Series 2025 , RB , 5.25% , 07/15/50 7,705 8,162,233
City of Houston Airport System , Series
2025A , RB, AMT , 5.50% , 07/01/50 13,260 14,016,940
City of San Antonio Electric & Gas
Systems , Series 2024B , RB ,
5.00% , 02/01/54 ............ 16,145 16,668,471
Crowley Independent School District ,
Series 2025 , GO , 5.25% , 02/01/56 3,680 3,892,673
Dallas Fort Worth International Airport
Series 2019A , RB , 3.14% , 11/01/45 2,360 1,805,242
Series 2025A-1 , RB, AMT ,
11/01/44
(u)
.............. 5,040 5,336,345
Gregory-Portland Independent
School District , Series 2025 , GO ,
5.25% , 02/15/50 ............ 16,135 17,187,370
Hays Consolidated Independent
School District , Series 2025 , GO ,
5.25% , 02/15/50 ............ 6,160 6,560,335
Hutto Independent School District ,
Series 2025 , GO , 5.00% , 08/01/50 7,745 8,081,842
Mansfield Independent School District ,
Series 2025 , GO , 5.25% , 02/15/55 7,630 8,125,329
Mesquite Independent School District ,
Series 2025 , GO , 5.25% , 08/15/52 17,710 18,867,922
North Texas Municipal Water District ,
Series 2025 , RB , 5.00% , 06/01/55 3,785 3,913,738
Northwest Independent School District ,
Series 2025 , GO , 02/15/55
(u)
.... 7,580 8,031,136

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Port of Beaumont Navigation
District , Series 2024B , RB ,
10.00% , 07/01/26
(c)
.......... USD 10,535 $ 10,576,041
Temple College , Series 2021 , GO ,
3.00% , 07/01/46 ............ 6,035 4,625,068
Terrell Independent School District ,
Series 2025 , GO , 5.25% , 08/01/50 7,935 8,484,687
Texas A&M University , Series 2017B ,
RB , 2.84% , 05/15/27 ......... 5,965 5,907,106
University of Houston , Series 2020A ,
RB , 3.00% , 02/15/44 ......... 5,530 4,426,048
154,668,526
Utah - 0.0%
City of Salt Lake City , Series 2021A ,
RB, AMT , 5.00% , 07/01/46 ..... 12,445 12,635,316
Virginia - 0.0%
Tobacco Settlement Financing
Corp. , Series 2007A-1 , RB ,
6.71% , 06/01/46 ............ 9,325 7,439,505
Virginia Small Business Financing
Authority , Series 2017 , RB, AMT ,
5.00% , 12/31/47 ............ 2,900 2,801,577
10,241,082
Washington - 0 .1%
State of Washington , Series 2022A ,
GO , 5.00% , 08/01/39 ......... 10,000 10,844,614
Washington Health Care Facilities
Authority , Series 2015A , RB ,
4.00% , 10/01/45 ............ 15,260 14,243,640
25,088,254
Total Municipal Bonds — 2.0%
(Cost: $ 906,040,017 ) ............................. 900,919,849
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 7 .4%
Australia — 0.2%
(a)
La Trobe Financial Capital Markets
Trust, Series 2025-1, Class A1L,
(1-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.05%), 4.60%, 05/15/57 ....... AUD 7,209 4,810,883
Pepper Prime Trust
Series 2025-1, Class A1A, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
0.95%), 4.53%, 04/12/67
(b)
... 19,340 12,891,836
Series 2025-1, Class A2, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.10%), 4.68%, 04/12/67
(b)
... 770 512,970
Series 2025-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.25%), 4.83%, 04/12/67
(b)
... 1,250 831,326
Pepper Residential Securities Trust
No. 41
Series 41, Class A1A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.00%), 4.55%, 07/12/67
(b)
... 22,560 15,062,793
Security
Par (000)
Par (000) Value
Australia (continued)
Series 41, Class A2, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.15%), 4.70%, 07/12/67
(b)
... AUD 2,140 $ 1,428,829
RESIMAC Premier, Series 2025-1,
Class A, (1-mo. ASX Australia Bank
Bill Short Term Rates Mid at 0.00%
Floor + 1.10%), 4.65%, 09/12/56
(b)
9,181 6,148,976
Sapphire XXXII Trust, Series 2025-1,
Class A1L, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid
at 0.00% Floor + 1.10%), 4.65%,
06/14/66
(b)
................ 20,454 13,679,902
Sapphire XXXIII Trust
Series 2025-2, Class A1L, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.00%), 4.55%, 02/12/67
(b)
... 20,880 13,919,637
Series 2025-2, Class A2, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.10%), 4.65%, 02/12/67
(b)
... 2,680 1,786,620
71,073,772
Ireland — 0.0%
(a)(b)
CRNCL, 3.81%, 01/25/38
(c)
....... EUR 4,060 4,791,711
Dilosk Rmbs No. 8 Sts DAC
Series 8-STS, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.65%), 2.70%, 05/20/62
(b)
... 1,519 1,786,398
Series 8-STS, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.90%), 2.95%, 05/20/62
(b)
... 518 605,978
7,184,087
Italy — 0.0%
Miltonia Mortgage Finance SRL, Series
1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.30%), 3.36%,
04/28/62
(a) (b)
............... 8,612 10,138,858
Netherlands — 0.1%
(a)(b)
Domi BV
Series 2021-1, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.63%), 2.73%, 06/15/53
(b)
... 1,385 1,628,235
Series 2023-1, Class A, (3-mo.
EURIBOR at 0.00% Floor +
1.12%), 3.18%, 02/15/55
(b)
... 1,988 2,354,281
Series 2023-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.70%), 3.76%, 02/15/55
(b)
... 803 955,109
Series 2025-1, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.71%), 2.74%, 04/16/57
(b)
... 5,256 6,186,714
Dutch Property Finance BV
Series 2021-2, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.70%), 2.77%, 04/28/59
(b)
... 1,433 1,684,389
Series 2021-2, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.80%), 2.87%, 04/28/59
(b)
... 820 963,778
Series 2021-2, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.05%), 3.12%, 04/28/59
(b)
... 504 592,410

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
Fairbridge BV
Series 2025-1, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.95%), 2.97%, 02/24/62
(b)
... EUR 8,027 $ 9,424,001
Series 2025-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.27%, 02/24/62
(b)
... 922 1,079,283
Series 2025-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.80%), 3.82%, 02/24/62
(b)
... 327 385,031
Jubilee Place BV
Series 7, Class A, (3-mo. EURIBOR
at 0.00% Floor + 0.72%), 2.79%,
09/18/62
(b)
.............. 4,367 5,138,274
Series 7, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.05%), 3.12%,
09/18/62
(b)
.............. 1,030 1,208,590
Series 7, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.40%), 3.47%,
09/18/62
(b)
.............. 163 192,163
Series 7, Class D, (3-mo. EURIBOR
at 0.00% Floor + 1.90%), 3.97%,
09/18/62
(b)
.............. 111 130,451
Series 8, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.25%), 3.32%,
03/17/62
(b)
.............. 214 251,762
32,174,471
Spain — 0.0%
(b)
Santander Residential 1 FT
(a)
Series 1, Class A, (3-mo. EURIBOR
at 0.00% Floor + 0.85%), 2.95%,
10/18/68
(b)
.............. 3,400 3,991,808
Series 1, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.10%), 3.20%,
10/18/68
(b)
.............. 900 1,054,913
5,046,721
United Kingdom — 1.3%
(a)
Atlas Funding plc
Series 2022-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.80%), 5.54%,
02/25/60
(b)
.............. GBP 2,955 3,986,869
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.63%,
01/20/61
(b)
.............. 1,494 2,027,090
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.75%), 6.48%,
01/20/61
(b)
.............. 987 1,344,185
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.80%), 7.53%,
01/20/61
(b)
.............. 505 689,601
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.85%), 4.58%,
09/20/61
(b)
.............. 8,781 11,857,427
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.03%,
09/20/61
(b)
.............. 1,601 2,168,500
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 5.28%,
09/20/61
(b)
.............. GBP 1,103 $ 1,499,426
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.20%), 5.93%,
09/20/61
(b)
.............. 365 501,528
Series 2025-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 4.84%,
07/20/67
(b)
.............. 764 1,029,738
Series 2025-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.14%,
07/20/67
(b)
.............. 195 262,808
Series 2025-2, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.07%), 6.81%,
07/20/67
(b)
.............. 498 670,330
Auburn 15 plc, Series 15, Class A2,
(Sterling Overnight Index Average
at 0.00% Floor + 1.10%), 4.83%,
07/20/45
(b)
................ 2,398 3,240,511
Barley Hill No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average +
1.70%), 5.42%, 08/27/58
(b)
..... 520 702,648
Bletchley Park Funding plc
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 4.92%,
01/27/70
(b)
.............. 2,440 3,291,155
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.22%,
01/27/70
(b)
.............. 746 1,005,604
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.88%), 5.60%,
01/27/70
(b)
.............. 728 985,242
Series 2025-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.38%), 7.10%,
01/27/70
(b)
.............. 998 1,346,644
Braccan Mortgage Funding plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.84%), 4.58%,
02/15/67
(b)
.............. 7,807 10,539,253
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 4.94%,
02/15/67
(b)
.............. 2,883 3,898,881
Series 2025-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.84%), 4.58%,
05/17/67
(b)
.............. 6,023 8,136,219
Series 2025-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 4.84%,
05/17/67
(b)
.............. 1,247 1,681,528
Series 2025-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.14%,
05/17/67
(b)
.............. 1,046 1,407,698

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2025-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.24%,
01/17/68
(b)
.............. GBP 648 $ 873,268
Series 2025-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.64%,
01/17/68
(b)
.............. 350 471,666
Brants Bridge plc, Series 2023-1, Class
A, (Sterling Overnight Index Average
at 0.00% Floor + 0.90%), 4.63%,
06/14/66
(b)
................ 861 1,161,188
Canada Square Funding plc
Series 6, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.20%,
01/17/59
(b)
.............. 2,813 3,786,138
Series 6, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.85%), 5.60%,
01/17/59
(b)
.............. 178 239,456
Castell plc
Series 2025-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.97%), 4.69%,
01/27/62
(b)
.............. 4,528 6,117,765
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.97%,
01/27/62
(b)
.............. 1,907 2,575,360
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 5.27%,
01/27/62
(b)
.............. 712 964,953
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.72%,
01/27/62
(b)
.............. 407 556,403
Series 2025-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.50%), 7.22%,
01/27/62
(b)
.............. 1,165 1,590,349
Cheshire plc
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.05%), 4.77%,
06/28/48
(b)
.............. 2,231 3,005,920
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 5.07%,
06/28/48
(b)
.............. 2,030 2,735,107
Citadel plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.02%), 4.74%,
04/28/60
(b)
.............. 6,648 8,984,044
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.17%,
04/28/60
(b)
.............. 929 1,261,799
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.75%), 5.47%,
04/28/60
(b)
.............. 973 1,320,835
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.45%), 6.17%,
04/28/60
(b)
.............. GBP 1,062 $ 1,453,163
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.75%), 7.47%,
04/28/60
(b)
.............. 929 1,270,746
East One plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.12%,
12/27/55
(b)
.............. 1,016 1,376,711
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.42%,
12/27/55
(b)
.............. 1,969 2,666,598
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.72%,
12/27/55
(b)
.............. 2,438 3,307,752
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.12%,
02/25/58
(b)
.............. 732 987,559
Edenbrook Mortgage Funding plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.87%), 4.60%,
03/22/57
(b)
.............. 4,508 6,086,198
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.95%), 5.68%,
03/22/57
(b)
.............. 4,410 6,019,407
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.55%), 6.28%,
03/22/57
(b)
.............. 1,133 1,558,956
Elstree 1st plc
Series 252-1ST, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 4.68%,
10/21/65
(b)
.............. 2,075 2,797,232
Series 252-1ST, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.03%,
10/21/65
(b)
.............. 550 738,823
Series 252-1ST, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 2.88%), 6.61%,
10/21/65
(b)
.............. 705 941,684
Elstree Funding No. 4 plc, Series 4,
Class A, (Sterling Overnight Index
Average at 0.00% Floor + 1.12%),
4.85%, 10/21/55
(b)
........... 1,045 1,413,468
Exmoor Funding plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.88%), 4.60%,
03/25/94
(b)
.............. 7,482 10,109,918
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.22%,
03/25/94
(b)
.............. 967 1,312,631

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.62%,
03/25/94
(b)
.............. GBP 454 $ 616,795
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.80%), 6.52%,
03/25/94
(b)
.............. 196 267,591
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.97%,
03/25/95
(b)
.............. 1,227 1,652,838
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.75%), 5.47%,
03/25/95
(b)
.............. 509 686,191
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.38%), 6.10%,
03/25/95
(b)
.............. 131 176,604
Finsbury Square Green plc
Series 2021-1GRX, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.00%), 4.73%,
12/16/67
(b)
.............. 1,470 1,983,008
Series 2021-1GRX, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 1.25%), 4.98%,
12/16/67
(b)
.............. 1,045 1,409,679
Finsbury Square plc
Series 2021-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.98%,
12/16/71
(b)
.............. 1,339 1,806,643
Series 2021-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
12/16/71
(b)
.............. 371 500,579
Series 2021-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.43%,
12/16/71
(b)
.............. 200 268,653
Frontier Mortgage Funding plc, Series
2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor +
1.00%), 4.73%, 12/20/66
(b)
..... 4,518 6,085,799
Gemgarto plc
Series 2021-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.95%), 5.68%,
12/16/67
(b)
.............. 218 294,202
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.73%,
12/16/73
(b)
.............. 1,294 1,752,930
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.23%,
12/16/73
(b)
.............. 1,236 1,670,858
Series 2023-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 4.50%), 8.23%,
12/16/73
(b)
.............. 873 1,191,979
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Great Hall Mortgages No. 1 plc, Series
2007-2X, Class BA, (Sterling
Overnight Index Average at 0.00%
Floor + 0.42%), 4.15%, 06/18/39
(b)
GBP 4,789 $ 6,397,555
Harben Finance
Series 2017-1RX, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 4.87%,
09/28/55
(b)
.............. 741 995,956
Series 2017-1RX, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.22%,
09/28/55
(b)
.............. 441 591,357
Hops Hill No. 2 plc
Series 2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 5.97%,
11/27/54
(b)
.............. 4,073 5,530,465
Series 2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.85%), 6.57%,
11/27/54
(b)
.............. 1,077 1,465,055
Hops Hill No. 3 plc
Series 3, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.00%), 4.73%,
12/21/55
(b)
.............. 5,883 7,959,302
Series 3, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.43%,
12/21/55
(b)
.............. 5,514 7,504,054
Series 3, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.23%,
12/21/55
(b)
.............. 5,089 6,972,936
Hops Hill No. 4 plc
Series 4, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.88%), 4.61%,
04/21/56
(b)
.............. 1,948 2,633,699
Series 4, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.03%,
04/21/56
(b)
.............. 980 1,327,320
Series 4, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.43%,
04/21/56
(b)
.............. 2,900 3,927,130
Series 4, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.30%), 6.03%,
04/21/56
(b)
.............. 1,795 2,415,919
Hops Hill No. 5 plc
Series 5, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.00%), 4.73%,
06/21/56
(b)
.............. 1,578 2,123,383
Series 5, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.18%,
06/21/56
(b)
.............. 1,233 1,664,319
Jupiter Mortgage No. 1 plc
Series 1X, Class BR, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.45%,
07/20/55
(b)
.............. 29,187 39,612,271

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 1X, Class CR, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 6.00%,
07/20/55
(b)
.............. GBP 9,209 $ 12,507,662
Series 1X, Class DR, (Sterling
Overnight Index Average at
0.00% Floor + 3.00%), 6.75%,
07/20/55
(b)
.............. 9,180 12,468,942
Lanebrook Mortgage Transaction plc
Series 2021-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.65%), 4.40%,
07/20/58
(b)
.............. 1,200 1,616,321
Series 2021-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 4.70%,
07/20/58
(b)
.............. 266 358,003
Series 2021-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.00%,
07/20/58
(b)
.............. 158 212,416
Series 2021-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 5.40%,
07/20/58
(b)
.............. 103 138,640
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.80%), 4.53%,
03/15/61
(b)
.............. 1,053 1,420,375
London Bridge Mortgages plc, Series
2025-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor +
1.40%), 5.13%, 03/20/67
(b)
..... 641 863,964
London Wall Mortgage Capital plc
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.24%,
05/15/57
(b)
.............. 8,673 11,706,984
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.74%,
05/15/57
(b)
.............. 4,150 5,595,336
Meridian Funding plc
Series 2025-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.85%), 4.58%,
02/20/68
(b)
.............. 12,025 16,207,792
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.03%,
02/20/68
(b)
.............. 2,140 2,884,942
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.33%,
02/20/68
(b)
.............. 754 1,015,199
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.05%), 5.78%,
02/20/68
(b)
.............. 663 893,884
Series 2025-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.25%), 6.98%,
02/20/68
(b)
.............. 405 543,961
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Molossus Btl plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 4.70%,
04/18/61
(b)
.............. GBP 2,155 $ 2,908,745
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 5.09%,
03/17/63
(b)
.............. 169 227,751
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 5.39%,
03/17/63
(b)
.............. 164 221,011
Mortimer 2024-Mix plc
Series 2024-MIX, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 4.88%,
09/22/67
(b)
.............. 2,390 3,214,410
Series 2024-MIX, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 5.28%,
09/22/67
(b)
.............. 821 1,110,394
Series 2024-MIX, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.10%), 5.83%,
09/22/67
(b)
.............. 198 265,662
Mortimer BTL plc
Series 2021-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 4.83%,
06/23/53
(b)
.............. 334 450,142
Series 2021-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.18%,
06/23/53
(b)
.............. 110 148,375
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.73%,
12/22/56
(b)
.............. 764 1,036,160
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.00%), 6.73%,
12/22/56
(b)
.............. 832 1,133,882
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.05%), 7.78%,
12/22/56
(b)
.............. 764 1,042,186
Mortimer plc
Series 2025-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.81%), 4.56%,
09/22/70
(b)
.............. 10,989 14,805,957
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.00%,
09/22/70
(b)
.............. 1,677 2,262,257
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 5.30%,
09/22/70
(b)
.............. 871 1,177,635
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.85%), 5.60%,
09/22/70
(b)
.............. 353 476,394

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Newgate Funding plc, Series 2006-1,
Class BB, (3-mo. EURIBOR at
0.00% Floor + 0.28%), 2.34%,
12/01/50
(b)
................ EUR 949 $ 1,077,275
Paragon Mortgages No. 12 plc, Series
12X, Class B1B, (3-mo. EURIBOR
at 0.00% Floor + 0.48%), 2.54%,
11/15/38
(b)
................ 385 440,068
Pierpont BTL plc
Series 2021-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.98%,
12/22/53
(b)
.............. GBP 1,728 2,331,121
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 4.83%,
09/21/54
(b)
.............. 2,890 3,904,959
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.63%,
09/21/54
(b)
.............. 2,246 3,041,543
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.20%), 5.93%,
09/21/61
(b)
.............. 138 185,702
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.03%,
03/21/62
(b)
.............. 458 613,635
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.85%), 5.58%,
03/21/62
(b)
.............. 151 205,535
PMF plc, Series 2024-1, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.98%), 4.71%,
07/16/60
(b)
................ 1,502 2,029,571
Polaris plc
Series 2022-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.23%,
10/23/59
(b)
.............. 421 567,774
Series 2022-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.73%,
10/23/59
(b)
.............. 307 414,244
Series 2022-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.40%), 7.13%,
10/23/59
(b)
.............. 538 725,295
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.75%), 6.48%,
02/23/61
(b)
.............. 2,389 3,257,131
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.65%), 7.38%,
02/23/61
(b)
.............. 1,770 2,420,872
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.35%), 8.08%,
02/23/61
(b)
.............. 1,093 1,495,382
Series 2023-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 5.97%,
09/27/59
(b)
.............. 2,321 3,167,606
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2023-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.20%), 6.92%,
09/27/59
(b)
.............. GBP 2,150 $ 2,950,499
Series 2023-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.25%), 7.97%,
09/27/59
(b)
.............. 1,337 1,838,608
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.42%,
02/26/61
(b)
.............. 1,671 2,257,055
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.70%), 6.42%,
02/26/61
(b)
.............. 566 769,126
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 4.00%), 7.72%,
02/26/61
(b)
.............. 356 490,314
Series 2025-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.82%), 4.54%,
02/26/68
(b)
.............. 6,896 9,306,559
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.05%), 4.77%,
02/26/68
(b)
.............. 1,631 2,200,252
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.12%,
02/26/68
(b)
.............. 1,566 2,112,984
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.80%), 5.52%,
02/26/68
(b)
.............. 529 713,984
Series 2025-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.05%), 4.77%,
08/25/68
(b)
.............. 1,237 1,669,078
Series 2025-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.12%,
08/25/68
(b)
.............. 2,147 2,893,979
Series 2025-3X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.82%), 4.54%,
10/27/69
(b)
.............. 10,659 14,379,394
Series 2025-3X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 4.82%,
10/27/69
(b)
.............. 828 1,117,552
Series 2025-3X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.12%,
10/27/69
(b)
.............. 414 558,224
Series 2025-3X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 5.37%,
10/27/69
(b)
.............. 377 508,334
RMAC Securities No.1 plc
Series 2006-NS1X, Class M1C,
(3-mo. EURIBOR at 0.00% Floor
+ 0.25%), 2.33%, 06/12/44
(b)
.. EUR 77 88,437

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2007-NS1X, Class A2A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.27%), 4.00%,
06/12/44
(b)
.............. GBP 193 $ 255,089
Series 2007-NS1X, Class M1C,
(3-mo. EURIBOR at 0.00% Floor
+ 0.27%), 2.35%, 06/12/44
(b)
.. EUR 1,274 1,433,485
Stratton Mortgage Funding plc
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 5.07%,
06/28/50
(b)
.............. GBP 1,121 1,511,363
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.22%,
06/28/50
(b)
.............. 2,576 3,469,149
Series 2024-3, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.98%), 4.70%,
06/25/49
(b)
.............. 6,178 8,383,938
Series 2024-3, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 5.07%,
06/25/49
(b)
.............. 11,150 15,031,837
Series 2024-3, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.22%,
06/25/49
(b)
.............. 933 1,258,178
Together Asset-Backed Securitisation
plc
Series 2023-1ST2X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 1.23%), 4.96%,
04/20/65
(b)
.............. 2,705 3,665,909
Series 2023-1ST2X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 2.15%), 5.88%,
04/20/65
(b)
.............. 2,053 2,811,757
Series 2023-1ST2X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 3.15%), 6.88%,
04/20/65
(b)
.............. 438 608,051
Series 2023-1ST2X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 4.40%), 8.13%,
04/20/65
(b)
.............. 278 388,697
Series 2024-1ST1X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.95%), 4.68%,
08/15/64
(b)
.............. 8,491 11,481,033
Series 2024-1ST2X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.96%), 4.69%,
10/12/65
(b)
.............. 6,721 9,090,538
Series 2024-2ND1X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.70%), 5.43%,
08/20/55
(b)
.............. 2,576 3,501,320
Series 2024-2ND1X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 2.50%), 6.23%,
08/20/55
(b)
.............. 817 1,108,952
Series 2024-2ND1X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 3.50%), 7.23%,
08/20/55
(b)
.............. 1,039 1,424,148
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2025-1ST1X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.76%), 4.49%,
08/15/66
(b)
.............. GBP 3,664 $ 4,934,899
Series 2025-2ND1X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.93%), 4.66%,
09/12/56
(b)
.............. 2,894 3,909,528
Series 2025-2ND1X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.20%), 4.93%,
09/12/56
(b)
.............. 1,672 2,256,529
Series 2025-2ND1X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 1.50%), 5.23%,
09/12/56
(b)
.............. 1,030 1,389,845
Series 2025-2ND1X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 1.95%), 5.68%,
09/12/56
(b)
.............. 429 579,274
Series 2025-CRE1, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 1.20%), 4.93%,
01/15/57
(b)
.............. 9,916 13,432,863
Series 2025-CRE1, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.50%), 5.23%,
01/15/57
(b)
.............. 2,698 3,635,635
Series 2025-CRE1, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 1.80%), 5.53%,
01/15/57
(b)
.............. 1,047 1,431,104
Series 2025-CRE1, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 2.40%), 6.13%,
01/15/57
(b)
.............. 227 305,647
Tower Bridge Funding plc
Series 2022-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.98%,
12/20/63
(b)
.............. 264 355,991
Series 2024-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.00%), 6.75%,
01/20/66
(b)
.............. 773 1,042,586
Series 2024-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.00%), 7.75%,
01/20/66
(b)
.............. 864 1,165,602
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 4.94%,
05/20/66
(b)
.............. 1,489 2,012,073
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.34%,
05/20/66
(b)
.............. 676 912,954
Series 2024-3X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 4.83%,
12/20/66
(b)
.............. 2,371 3,193,291
Series 2024-3X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
12/20/66
(b)
.............. 350 471,482

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-3X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.63%,
12/20/66
(b)
.............. GBP 363 $ 490,037
Trinity Square plc, Series 2021-1X,
Class AR, (Sterling Overnight
Index Average + 0.90%), 4.65%,
07/15/59
(b)
................ 12,294 16,580,833
Twin Bridges plc
Series 2021-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.33%,
03/12/55
(b)
.............. 436 588,304
Series 2021-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.10%), 5.83%,
03/12/55
(b)
.............. 804 1,083,921
Series 2021-2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.66%), 4.39%,
09/12/55
(b)
.............. 2,297 3,095,301
Series 2021-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 4.63%,
09/12/55
(b)
.............. 819 1,101,993
Series 2021-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 4.88%,
09/12/55
(b)
.............. 435 584,722
Series 2021-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.23%,
09/12/55
(b)
.............. 187 251,021
Series 2022-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.03%,
12/12/55
(b)
.............. 830 1,114,954
Series 2022-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.43%,
12/12/55
(b)
.............. 365 489,297
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 4.68%,
06/14/55
(b)
.............. 1,285 1,733,479
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.33%,
06/14/55
(b)
.............. 6,190 8,356,309
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.23%,
06/14/55
(b)
.............. 2,602 3,521,907
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.50%), 7.23%,
06/14/55
(b)
.............. 1,672 2,265,560
Series 2023-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.05%), 5.79%,
05/15/56
(b)
.............. 891 1,213,693
Series 2023-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.05%), 7.79%,
05/15/56
(b)
.............. 890 1,227,242
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Winchester 1 plc
Series 1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 4.95%,
10/21/56
(b)
.............. GBP 1,624 $ 2,191,032
Series 1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 5.30%,
10/21/56
(b)
.............. 886 1,199,563
573,632,441
United States — 5.8%
A&D Mortgage Trust
(c)
Series 2024-NQM5, Class A1,
5.70%, 11/25/69 .......... USD 4,078 4,104,682
Series 2024-NQM5, Class M1,
6.52%, 11/25/69
(a)
......... 4,138 4,190,917
ACRA Trust, Series 2024-NQM1, Class
A1, 5.61%, 10/25/64
(c) (g)
....... 6,617 6,645,873
Agate Bay Mortgage Trust
(a)(c)
Series 2015-1, Class B5, 3.61%,
01/25/45 ............... 1,323 856,007
Series 2015-3, Class B5, 3.44%,
04/25/45 ............... 1,521 972,891
Series 2015-4, Class B5, 3.47%,
06/25/45 ............... 1,061 652,945
Aimco, Inc., 0.00%, 12/31/49
(c) (f)
.... 9,500 9,690,000
Ajax Mortgage Loan Trust
(c)
Series 2022-A, Class A1, 3.50%,
10/25/61
(g)
.............. 23,790 23,247,041
Series 2022-A, Class A2, 3.00%,
10/25/61
(a)
.............. 2,705 2,521,688
Series 2022-A, Class A3, 3.00%,
10/25/61
(a)
.............. 1,443 1,341,003
Series 2022-A, Class B, 3.00%,
10/25/61 ............... 10,820 8,710,509
Series 2022-A, Class C, 3.00%,
10/25/61 ............... 5,098 6,415,621
Series 2022-A, Class M1, 3.00%,
10/25/61 ............... 1,578 1,459,485
Series 2022-A, Class M2, 3.00%,
10/25/61 ............... 7,078 5,901,031
Series 2022-A, Class M3, 3.00%,
10/25/61 ............... 451 372,701
Series 2022-B, Class A1, 3.50%,
03/27/62
(g)
.............. 36,160 35,088,840
Series 2022-B, Class A2, 3.00%,
03/27/62
(a)
.............. 2,124 1,976,323
Series 2022-B, Class A3, 3.00%,
03/27/62
(a)
.............. 1,821 1,688,825
Series 2022-B, Class B, 3.00%,
03/27/62 ............... 10,116 8,196,556
Series 2022-B, Class C, 3.00%,
03/27/62 ............... 10,338 8,229,188
Series 2022-B, Class M1, 3.00%,
03/27/62 ............... 1,365 1,260,536
Series 2022-B, Class M2, 3.00%,
03/27/62 ............... 6,777 6,025,409
Series 2023-A, Class A1, 3.50%,
07/25/62
(g)
.............. 42,979 41,206,223
Series 2023-A, Class A2, 3.00%,
07/25/62
(a)
.............. 2,667 2,442,859
Series 2023-A, Class A3, 2.50%,
07/25/62
(a)
.............. 1,511 1,345,758

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2023-A, Class B, 2.50%,
07/25/62
(a)
.............. USD 8,888 $ 6,890,470
Series 2023-A, Class C, 2.50%,
07/25/62
(a)
.............. 7,329 5,989,941
Series 2023-A, Class M1, 2.50%,
07/25/62
(a)
.............. 4,578 4,030,246
Series 2023-C, Class A1, 3.50%,
05/25/63
(g)
.............. 38,270 37,181,945
Series 2023-C, Class A2, 3.00%,
05/25/63
(a)
.............. 2,968 2,709,820
Series 2023-C, Class A3, 2.50%,
05/25/63
(a)
.............. 1,583 1,404,101
Series 2023-C, Class C, 2.50%,
05/25/63
(a)
.............. 14,263 7,678,793
Series 2023-C, Class M1, 2.50%,
05/25/63
(a)
.............. 1,385 1,221,124
Series 2023-C, Class M2, 2.50%,
05/25/63
(a)
.............. 8,588 7,111,323
Alternative Loan Trust
Series 2005-11CB, Class 2A1,
5.50%, 06/25/35 .......... 157 125,525
Series 2005-11CB, Class 2A6,
5.50%, 06/25/35 .......... 812 649,056
Series 2005-29CB, Class A6, 5.50%,
07/25/35 ............... 578 324,607
Series 2005-55CW, Class 2A3, (1-
mo. CME Term SOFR at 0.35%
Floor and 7.50% Cap + 0.46%),
4.20%, 11/25/35
(a)
......... 1,107 796,156
Series 2005-59, Class 1A1, (1-mo.
CME Term SOFR at 0.66%
Floor and 11.00% Cap + 0.77%),
4.51%, 11/20/35
(a)
......... 1,107 1,085,491
Series 2005-22T1, Class A1, (1-mo.
CME Term SOFR at 0.35% Floor
and 5.42% Cap + 0.46%), 4.20%,
06/25/35
(a)
.............. 6,695 5,948,991
Series 2005-J4, Class B1, (1-mo.
CME Term SOFR at 2.03%
Floor and 11.00% Cap + 2.14%),
5.87%, 07/25/35
(a)
......... 71 70,444
Series 2006-6CB, Class 2A10,
6.00%, 05/25/36 .......... 414 149,600
Series 2006-11CB, Class 3A1,
6.50%, 05/25/36 .......... 3,551 1,577,053
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ............... 627 279,280
Series 2006-28CB, Class A14,
6.25%, 10/25/36 .......... 2,101 995,933
Series 2006-34, Class A3, (1-mo.
CME Term SOFR at 0.70% Floor
and 6.25% Cap + 0.81%), 4.55%,
11/25/46
(a)
.............. 4,736 1,639,505
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 .......... 2,430 1,300,251
Series 2006-J7, Class 2A1, (1M Sofr
FWD at 1.50% Floor + 1.61%),
2.72%, 11/20/46
(a)
......... 2,980 2,661,490
Series 2006-OA11, Class A4, (1-mo.
CME Term SOFR at 0.38% Floor
+ 0.49%), 4.23%, 09/25/46
(a)
.. 2,741 2,607,971
Series 2006-OA14, Class 1A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.73% Floor and 2.00% Cap +
1.73%), 5.76%, 11/25/46
(a)
... 7,983 6,734,922
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-OA16, Class A4C,
(1-mo. CME Term SOFR at
0.68% Floor + 0.79%), 4.53%,
10/25/46
(a)
.............. USD 7,542 $ 5,740,797
Series 2006-OA21, Class A1, (1-mo.
CME Term SOFR at 0.19% Floor
+ 0.30%), 4.04%, 03/20/47
(a)
.. 2,513 2,209,699
Series 2006-OC1, Class 1A1, (1-mo.
CME Term SOFR at 0.46% Floor
+ 0.57%), 4.31%, 03/25/36
(a)
.. 1,801 1,777,550
Series 2006-OC7, Class 2A3, (1-mo.
CME Term SOFR at 0.50% Floor
+ 0.61%), 4.35%, 07/25/46
(a)
.. 4,275 3,954,356
Series 2006-OC10, Class 2A3,
(1-mo. CME Term SOFR at
0.46% Floor + 0.57%), 4.31%,
11/25/36
(a)
.............. 4,105 3,777,475
Series 2007-25, Class 1A3, 6.50%,
11/25/37 ............... 20,820 8,922,516
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ............... 701 302,189
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ............... 3,705 1,683,545
Series 2007-OA3, Class 1A1, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.13%, 04/25/47
(a)
.. 2,421 2,213,273
Series 2007-OA8, Class 2A1, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.21%, 06/25/47
(a)
.. 436 363,458
Series 2007-OH2, Class A2A, (1-mo.
CME Term SOFR at 0.48% Floor
and 10.00% Cap + 0.59%),
4.33%, 08/25/47
(a)
......... 476 444,805
American Home Mortgage Assets
Trust
(a)
Series 2006-3, Class 2A11,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.94% Floor + 0.94%), 4.97%,
10/25/46 ............... 2,312 1,535,015
Series 2006-4, Class 1A12, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.32%), 4.06%, 10/25/46 ... 4,723 2,352,561
Angel Oak Mortgage Trust
(c)
Series 2019-5, Class B1, 3.96%,
10/25/49
(a)
.............. 715 673,886
Series 2020-R1, Class M1, 2.62%,
04/25/53
(a)
.............. 600 560,789
Series 2021-4, Class B1, 3.20%,
01/20/65
(a)
.............. 3,150 2,247,255
Series 2024-10, Class A1, 5.35%,
10/25/69
(g)
.............. 10,634 10,684,353
Series 2025-7, Class A1, 5.51%,
06/25/70
(g)
.............. 9,418 9,510,632
Series 2025-8, Class A1, 5.41%,
07/25/70
(g)
.............. 8,959 9,027,783
APS Resecuritization Trust, Series
2016-1, Class 1MZ, 2.97%,
07/31/57
(a) (c)
............... 20,468 7,627,243
Banc of America Alternative Loan Trust,
Series 2006-7, Class A4, 6.50%,
10/25/36
(g)
................ 3,601 926,233
Banc of America Funding Corp.,
Series 2015-R3, Class 1A2, 2.63%,
03/27/36
(a) (c)
............... 1,680 1,440,797

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%,
01/25/37 ............... USD 101 $ 86,610
Series 2014-R2, Class 1C, 0.00%,
11/26/36
(a) (c)
............. 8,499 2,949,614
Barclays Mortgage Loan Trust
(c)
Series 2022-NQM1, Class A1,
4.55%, 07/25/52
(g)
......... 9,975 9,923,238
Series 2023-NQM3, Class A1,
6.90%, 10/25/63
(g)
......... 54,249 54,857,954
Series 2023-NQM3, Class A2,
7.36%, 10/25/63
(g)
......... 8,641 8,745,937
Series 2023-NQM3, Class A3,
7.69%, 10/25/63
(g)
......... 5,218 5,283,824
Series 2023-NQM3, Class B1,
7.95%, 10/25/63
(a)
......... 3,856 3,915,025
Series 2023-NQM3, Class B2,
7.95%, 10/25/63
(a)
......... 3,244 3,265,241
Series 2023-NQM3, Class B3,
7.95%, 10/25/63
(a)
......... 8,876 8,671,889
Series 2023-NQM3, Class M1,
7.95%, 10/25/63
(a)
......... 6,427 6,535,927
Series 2023-NQM3, Class SA,
0.00%, 10/25/63
(a)
......... 1 1,136
Series 2024-NQM1, Class A1,
5.90%, 01/25/64
(g)
......... 7,370 7,423,846
Series 2024-NQM1, Class A2,
6.11%, 01/25/64
(g)
......... 5,025 5,056,793
Series 2024-NQM1, Class A3,
6.31%, 01/25/64
(g)
......... 3,838 3,863,215
Series 2024-NQM1, Class B1,
8.09%, 01/25/64
(a)
......... 2,900 2,948,996
Series 2024-NQM1, Class B2,
8.65%, 01/25/64
(a)
......... 2,658 2,698,578
Series 2024-NQM1, Class B3,
8.65%, 01/25/64
(a)
......... 5,704 5,620,164
Series 2024-NQM1, Class M1,
6.80%, 01/25/64
(a)
......... 4,979 5,028,729
Series 2024-NQM1, Class SA,
0.00%, 01/25/64
(a)
......... 13 7,828
Series 2024-NQM3, Class A1,
6.04%, 06/25/64
(g)
......... 45,153 45,591,087
Series 2024-NQM3, Class A2,
6.30%, 06/25/64
(g)
......... 3,560 3,595,110
Series 2024-NQM3, Class A3,
6.50%, 06/25/64
(g)
......... 6,212 6,275,350
Series 2024-NQM3, Class B1,
7.50%, 06/25/64
(a)
......... 3,975 4,041,166
Series 2024-NQM3, Class B2,
8.01%, 06/25/64
(a)
......... 3,640 3,659,705
Series 2024-NQM3, Class B3,
8.01%, 06/25/64
(a)
......... 9,961 9,660,670
Series 2024-NQM3, Class M1,
6.41%, 06/25/64
(a)
......... 5,794 5,850,456
Series 2024-NQM3, Class SA,
0.00%, 06/25/64
(a)
......... 8 7,296
Series 2024-NQM4, Class A1,
4.79%, 12/26/64
(g)
......... 71,753 71,751,828
Series 2024-NQM4, Class A2,
5.10%, 12/26/64
(g)
......... 6,749 6,744,319
Series 2024-NQM4, Class A3,
5.25%, 12/26/64
(g)
......... 7,561 7,564,947
Series 2024-NQM4, Class B1,
6.96%, 12/26/64
(a)
......... 3,489 3,512,734
Series 2024-NQM4, Class B2,
7.50%, 12/26/64
(a)
......... 2,662 2,665,065
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-NQM4, Class B3,
7.50%, 12/26/64
(a)
......... USD 6,092 $ 5,876,148
Series 2024-NQM4, Class M1,
6.31%, 12/26/64
(a)
......... 5,737 5,808,775
Series 2024-NQM4, Class SA,
0.00%, 12/26/64
(a)
......... 11 9,383
Series 2024-NQM4, Class XS,
0.00%, 12/26/64
(a)
......... 104,043 3,930,851
Series 2025-NQM1, Class A1,
5.66%, 01/25/65
(g)
......... 55,103 55,646,735
Series 2025-NQM1, Class A2,
5.87%, 01/25/65
(g)
......... 6,504 6,575,716
Series 2025-NQM1, Class A3,
5.97%, 01/25/65
(g)
......... 6,052 6,118,290
Series 2025-NQM1, Class B1,
6.94%, 01/25/65
(a)
......... 3,998 4,032,077
Series 2025-NQM1, Class B2,
7.78%, 01/25/65
(a)
......... 3,476 3,497,058
Series 2025-NQM1, Class B3,
7.78%, 01/25/65
(a)
......... 7,706 7,498,118
Series 2025-NQM1, Class M1,
6.49%, 01/25/65
(a)
......... 6,431 6,542,667
Series 2025-NQM1, Class SA,
0.00%, 01/25/65
(a)
......... 13 11,948
Series 2025-NQM2, Class A1,
5.75%, 05/25/65
(g)
......... 63,478 64,568,375
Series 2025-NQM2, Class A2,
5.94%, 05/25/65
(g)
......... 5,138 5,225,826
Series 2025-NQM2, Class A3,
6.04%, 05/25/65
(g)
......... 9,875 10,044,368
Series 2025-NQM2, Class B1,
7.68%, 05/25/65
(a)
......... 3,307 3,403,531
Series 2025-NQM2, Class B2,
7.68%, 05/25/65
(a)
......... 1,313 1,312,550
Series 2025-NQM2, Class B3,
7.68%, 05/25/65
(a)
......... 243 219,534
Series 2025-NQM2, Class M1,
6.71%, 05/25/65
(a)
......... 6,712 6,855,136
Series 2025-NQM2, Class SA,
0.00%, 05/25/65
(a)
......... 1 1,343
Series 2025-NQM3, Class A1,
5.64%, 05/25/65
(a)
......... 18,162 18,283,352
Series 2025-NQM3, Class B1,
7.60%, 05/25/65
(a)
......... 1,651 1,681,118
Series 2025-NQM4, Class PT2,
0.00%, 07/25/65
(a)
......... 119,180 122,419,919
Series 2025-NQM5, Class PT2,
0.00%, 10/25/55
(a)
......... 121,122 120,561,944
Series 2025-NQM7, Class PT2,
5.23%, 12/25/64
(a)
......... 118,898 122,182,648
Barclays Mortgage Trust
(c)
Series 2021-NPL1, Class A, 5.00%,
11/25/51
(g)
.............. 22,955 22,953,160
Series 2021-NPL1, Class B, 7.63%,
11/25/51
(g)
.............. 6,490 6,495,573
Series 2021-NPL1, Class C, 0.00%,
11/25/51 ............... 12,844 17,981,034
Series 2022-RPL1, Class A, 4.25%,
02/25/28
(g)
.............. 20,649 20,604,899
Series 2022-RPL1, Class B, 4.25%,
02/25/28
(g)
.............. 4,958 4,947,501
Series 2022-RPL1, Class C, 0.00%,
02/25/28 ............... 8,311 3,012,585
Series 2022-RPL1, Class SA,
0.00%, 02/25/28 .......... 40 36,455

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
BCAP LLC Trust, Series 2011-RR5,
Class 11A5, (1-mo. CME Term
SOFR at 0.15% Floor + 0.26%),
3.91%, 05/28/36
(a) (c)
.......... USD 1,951 $ 1,893,692
Bear Stearns ALT-A Trust
(a)
Series 2006-6, Class 1A1, (1-mo.
CME Term SOFR at 0.32%
Floor and 11.50% Cap + 0.43%),
4.17%, 11/25/36 .......... 1,683 1,548,954
Series 2007-1, Class 1A1, (1-mo.
CME Term SOFR at 0.32%
Floor and 11.50% Cap + 0.43%),
4.17%, 01/25/47 .......... 1,375 1,199,932
Bear Stearns Asset-Backed Securities
I Trust
Series 2005-AC9, Class A5, 6.25%,
12/25/35
(g)
.............. 1,951 1,934,859
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36
(g)
.............. 2,462 2,554,700
Series 2006-AC2, Class 1A1, (1-mo.
CME Term SOFR at 0.35% Floor
and 7.50% Cap + 0.46%), 4.20%,
03/25/36
(a)
.............. 5,726 1,440,394
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (1-mo.
CME Term SOFR at 0.28%
Floor and 11.00% Cap + 0.39%),
4.13%, 08/25/36 .......... 581 579,367
Series 2007-AR2, Class A1, (1-mo.
CME Term SOFR at 0.34% Floor
and 10.50% Cap + 0.45%),
4.19%, 03/25/37 .......... 82 75,535
Series 2007-AR3, Class 1A1, (1-mo.
CME Term SOFR at 0.28% Floor
and 10.50% Cap + 0.39%),
4.13%, 03/25/37 .......... 1,268 1,209,706
Series 2007-AR4, Class 2A1, (1-mo.
CME Term SOFR at 0.21% Floor
and 10.50% Cap + 0.32%),
4.06%, 06/25/37 .......... 866 823,358
BRAVO, Series 2024-NQM6, Class B2,
8.00%, 08/01/64
(a) (c)
.......... 500 509,190
BRAVO Residential Funding Trust
(c)
Series 2023-NQM6, Class B1,
7.98%, 09/25/63
(a)
......... 1,500 1,516,673
Series 2024-NQM1, Class B1,
8.04%, 12/01/63 .......... 565 574,326
Series 2024-NQM3, Class B1,
8.10%, 03/25/64
(a)
......... 845 864,795
Series 2025-NQM6, Class A1,
5.33%, 06/25/65
(g)
......... 12,873 12,952,607
CAFL Issuer LLC, Series 2024-RTL1,
Class A1, 6.75%, 11/28/31
(c) (g)
... 3,230 3,273,538
CFMT LLC
(c)
Series 2024-HB14, Class M2,
3.00%, 06/25/34
(a)
......... 547 527,906
Series 2024-HB14, Class M3,
3.00%, 06/25/34
(a)
......... 1,360 1,304,865
Series 2024-HB15, Class M2,
4.00%, 08/25/34
(a)
......... 474 463,087
Series 2024-R1, Class A1, 4.00%,
10/25/54
(g)
.............. 5,967 5,903,618
Series 2024-R1, Class A2, 4.00%,
10/25/54
(g)
.............. 947 923,735
Security
Par (000)
Par (000) Value
United States (continued)
Chase Mortgage Finance Trust,
Series 2007-S6, Class 1A1, 6.00%,
12/25/37 ................. USD 49,818 $ 19,393,313
CHL Mortgage Pass-Through Trust
Series 2005-22, Class 2A1, 4.79%,
11/25/35
(a)
.............. 786 647,491
Series 2006-17, Class A6, 6.00%,
12/25/36 ............... 1,200 522,169
Series 2006-OA4, Class A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.96% Floor + 0.96%), 4.99%,
04/25/46
(a)
.............. 26,614 7,190,691
Series 2006-OA5, Class 3A1, (1-mo.
CME Term SOFR at 0.40% Floor
+ 0.51%), 4.25%, 04/25/46
(a)
.. 867 798,118
Series 2007-1, Class A2, 6.00%,
03/25/37 ............... 770 331,255
Series 2007-9, Class A1, 5.75%,
07/25/37 ............... 2,388 1,060,567
Series 2007-9, Class A11, 5.75%,
07/25/37 ............... 1,305 579,588
Series 2007-15, Class 2A2, 6.50%,
09/25/37 ............... 12,958 4,548,743
Series 2007-J1, Class 2A1, 6.00%,
02/25/37 ............... 2,722 954,851
CHNGE Mortgage Trust, Series 2022-1,
Class A1, 3.01%, 01/25/67
(a) (c)
... 3,486 3,374,970
CIM Trust
(a)(c)
Series 2019-J2, Class B4, 3.76%,
10/25/49 ............... 1,463 1,198,206
Series 2023-I1, Class B1, 7.05%,
04/25/58 ............... 3,735 3,758,904
Series 2023-I2, Class B1, 6.78%,
12/25/67 ............... 4,261 4,283,197
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%,
05/25/37 ............... 1,121 982,961
Series 2007-9, Class 1A1, 6.25%,
12/25/37 ............... 2,290 2,182,008
Series 2008-2, Class 1A1, 6.50%,
06/25/38 ............... 3,198 2,750,980
Citigroup Mortgage Loan Trust
(a)
Series 2007-6, Class 2A1, (1-mo.
CME Term SOFR at 0.50% Floor
and 6.50% Cap + 0.61%), 4.35%,
05/25/37 ............... 3,021 2,811,979
Series 2014-C, Class B2, 4.25%,
02/25/54
(c)
.............. 582 573,477
CitiMortgage Alternative Loan Trust,
Series 2007-A6, Class 1A11, 6.00%,
06/25/37 ................. 676 621,701
COLT Mortgage Loan Trust
(c)
Series 2021-5, Class A1, 1.73%,
11/26/66
(a)
.............. 4,659 4,239,188
Series 2021-HX1, Class B2, 3.86%,
10/25/66
(a)
.............. 1,000 786,587
Series 2022-1, Class B2, 4.10%,
12/27/66
(a)
.............. 623 534,292
Series 2022-3, Class B1, 4.21%,
02/25/67
(a)
.............. 2,500 2,210,832
Series 2024-6, Class A1, 5.39%,
11/25/69
(g)
.............. 14,941 15,023,760
Series 2025-6, Class A1, 5.53%,
08/25/70
(g)
.............. 14,245 14,374,666

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-7, Class A1, 5.47%,
06/25/70
(g)
.............. USD 9,214 $ 9,305,364
Series 2025-7, Class B1, 6.92%,
06/25/70
(a)
.............. 1,000 1,007,263
Series 2025-8, Class A1, 5.48%,
08/25/70
(g)
.............. 5,083 5,127,700
Series 2025-8, Class B1, 7.10%,
08/25/70
(a)
.............. 1,618 1,636,162
Series 2025-9, Class B1, 6.82%,
09/25/70
(a)
.............. 1,891 1,902,585
Series 2025-11, Class A1, 5.05%,
11/25/70
(a)
.............. 16,391 16,432,130
Series 2025-11, Class B1, 6.90%,
11/25/70
(a)
.............. 1,491 1,494,807
Series 2025-12, Class A1LC, 5.09%,
01/26/71
(g)
.............. 3,000 2,999,737
Series 2025-12, Class B1, 6.86%,
01/26/71
(a)
.............. 1,989 1,978,416
Credit Suisse Mortgage Capital
Certificates
(c)
Series 2009-12R, Class 3A1, 6.50%,
10/27/37 ............... 21,074 7,972,926
Series 2021-JR1, Class PT2, 0.00%,
07/26/60
(a)
.............. 472 207,884
Cross Mortgage Trust
(c)
Series 2024-H7, Class A1, 5.59%,
11/25/69
(a)
.............. 2,313 2,330,634
Series 2025-H5, Class A1, 5.51%,
07/25/70
(a)
.............. 13,438 13,551,078
Series 2025-H6, Class B1B, 7.59%,
07/25/70
(a)
.............. 1,636 1,627,684
Series 2025-H8, Class A1A, 5.00%,
11/25/70
(g)
.............. 11,448 11,472,640
Series 2025-H10, Class B1, 7.13%,
01/25/71
(a)
.............. 553 546,339
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class
10A1, (1-mo. CME Term SOFR
at 1.35% Floor and 6.25% Cap +
1.46%), 5.20%, 11/25/35
(a)
...... 3,144 628,296
CSMC Mortgage-Backed Trust, Series
2006-4, Class 1A3, 6.00%, 05/25/36 630 323,248
CSMC Trust
(c)
Series 2014-9R, Class 9A1, (1-mo.
CME Term SOFR at 0.12% Floor
+ 0.23%), 4.31%, 08/27/36
(a)
.. 1,564 1,307,839
Series 2014-SAF1, Class B5, 3.85%,
03/25/44
(a)
.............. 2,826 2,159,491
Series 2015-4R, Class 1A4, (1-mo.
CME Term SOFR at 0.15% Floor
+ 0.26%), 3.67%, 10/27/36
(a)
.. 4,227 2,872,331
Series 2015-6R, Class 5A2, (1-mo.
CME Term SOFR at 0.18% Floor
+ 0.29%), 4.03%, 03/27/36
(a)
.. 2,580 2,048,409
Series 2020-NQM1, Class A3,
2.72%, 05/25/65
(g)
......... 421 406,418
Series 2021-NQM8, Class M1,
3.26%, 10/25/66
(a)
......... 1,453 1,119,919
Series 2022-NQM6, Class PT,
8.83%, 12/25/67
(a)
......... 21,634 21,681,430
Deephaven Residential Mortgage
Trust
(c)
Series 2022-2, Class M1, 4.31%,
03/25/67
(a)
.............. 2,349 2,094,773
Series 2022-3, Class B1, 5.28%,
07/25/67
(a)
.............. 3,178 2,896,430
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-3, Class M1, 5.28%,
07/25/67
(a)
.............. USD 5,876 $ 5,739,452
Series 2024-1, Class A1, 5.74%,
07/25/69
(g)
.............. 3,904 3,933,178
Series 2025-INV1, Class A1, 5.09%,
11/25/60
(a)
.............. 13,557 13,584,677
Series 2025-INV1, Class B1, 6.68%,
11/25/60
(a)
.............. 1,876 1,876,625
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-OA4, Class
A2A, (1-mo. CME Term SOFR
at 0.34% Floor + 0.45%), 4.19%,
08/25/47
(a)
................ 1,918 1,795,333
Deutsche Alt-B Securities Mortgage
Loan Trust
(a)
Series 2006-AB3, Class A3, 6.51%,
07/25/36 ............... 702 614,667
Series 2006-AB3, Class A8, 6.36%,
07/25/36 ............... 447 390,868
Easy Street Mortgage Loan Trust,
Series 2025-RTL2, Class A1, 5.61%,
10/25/40
(c) (g)
............... 4,803 4,852,082
EFMT
(c)
Series 2025-NQM5, Class A1,
0.00%, 11/25/70
(a)
......... 11,736 11,758,290
Series 2025-NQM6, Class A1A,
5.00%, 12/25/70
(g)
......... 11,527 11,554,279
Ellington Financial Mortgage Trust
(c)
Series 2022-4, Class B2, 5.89%,
09/25/67
(a)
.............. 4,578 4,531,770
Series 2025-INV3, Class A1, 5.44%,
07/25/70
(g)
.............. 13,327 13,442,864
Series 2025-INV4, Class B1, 6.84%,
10/25/70
(a)
.............. 3,020 3,036,872
Series 2025-INV4, Class B2, 7.38%,
10/25/70
(a)
.............. 1,917 1,905,690
Series 2025-NQM2, Class A1,
5.60%, 06/25/70
(a)
......... 13,218 13,340,547
EverBank Mortgage Loan Trust,
Series 2013-2, Class B5, 3.34%,
06/25/43
(a) (c)
............... 3,943 2,649,623
First Horizon Alternative Mortgage
Securities Trust
(a)
Series 2005-AA12, Class 2A1,
4.84%, 02/25/36 .......... 75 44,735
Series 2006-AA7, Class A1, 4.79%,
01/25/37 ............... 117 91,214
Gaea Mortgage Loan Trust,
Series 2025-A, Class A, 6.75%,
02/25/30
(a) (c)
............... 3,452 3,380,491
GCAT Trust
(c)
Series 2020-NQM2, Class B1,
4.85%, 04/25/65
(a)
......... 4,430 4,224,632
Series 2021-NQM3, Class B1,
3.47%, 05/25/66
(a)
......... 3,170 2,407,376
Series 2022-NQM2, Class M1,
4.20%, 02/25/67
(a)
......... 2,331 1,961,768
Series 2025-NQM3, Class A1,
0.00%, 05/25/70
(g)
......... 13,522 13,642,344
Series 2025-NQM4, Class A1,
0.00%, 06/25/70
(g)
......... 6,913 6,975,155
Series 2025-NQM4, Class B1,
7.20%, 06/25/70
(a)
......... 917 928,421

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap +
2.00%), 6.03%, 03/25/36
(a)
..... USD 1,107 $ 1,022,328
GS Mortgage-Backed Securities Corp.
Trust
(c)
Series 2019-PJ2, Class B4, 4.36%,
11/25/49
(a)
.............. 2,381 2,178,996
Series 2020-PJ2, Class B4, 3.55%,
07/25/50
(a)
.............. 1,824 1,546,040
Series 2025-NQM6, Class A1,
0.05%, 11/25/29
(g)
......... 16,237 16,225,049
Series 2025-NQM6, Class B1,
6.60%, 11/25/29
(a)
......... 754 750,961
GS Mortgage-Backed Securities Trust
(c)
Series 2023-CCM1, Class B1,
7.41%, 08/25/53
(a)
......... 2,130 2,125,483
Series 2025-DSC2, Class A1,
5.04%, 01/25/66
(g)
......... 4,586 4,594,223
Series 2025-DSC2, Class B1,
6.73%, 01/25/66
(a)
......... 1,780 1,782,358
Series 2025-NQM2, Class A1,
5.65%, 06/25/65
(g)
......... 8,215 8,299,740
Series 2025-NQM3, Class B1,
6.87%, 11/25/65 .......... 1,475 1,487,608
Series 2025-NQM3, Class B2,
7.45%, 11/25/65
(a)
......... 1,568 1,559,202
Series 2025-NQM4, Class B1,
6.77%, 10/25/65
(a)
......... 1,658 1,663,742
Series 2025-NQM4, Class B2,
7.43%, 10/25/65
(a)
......... 1,326 1,322,305
Series 2025-NQM5, Class A1,
5.01%, 07/25/65
(g)
......... 8,216 8,224,210
Series 2025-NQM5, Class B1,
6.74%, 07/25/65
(a)
......... 1,667 1,670,670
Series 2025-RPL3, Class A1, 4.10%,
07/25/65
(g)
.............. 11,551 11,296,199
GSMPS Mortgage Loan Trust
(a)(c)
Series 2005-RP1, Class 1AF, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 4.20%, 01/25/35 ... 2,155 1,875,038
Series 2005-RP2, Class 1AF, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 4.20%, 03/25/35 ... 3,160 2,949,059
Series 2006-RP1, Class 1AF1, (1-
mo. CME Term SOFR at 0.35%
Floor and 9.15% Cap + 0.46%),
4.20%, 01/25/36 .......... 2,082 1,681,540
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1, 6.35%,
01/25/35
(a)
.............. 229 225,956
Series 2007-1F, Class 2A4, 5.50%,
01/25/37 ............... 39 90,252
Series 2007-OA2, Class 2A1,
2.77%, 06/25/47
(a)
......... 1,269 727,286
HarborView Mortgage Loan Trust
(a)
Series 2005-1, Class 1A, (1-mo.
CME Term SOFR at 0.64% Floor
+ 0.75%), 4.49%, 03/19/35 ... 2,204 1,065,814
Series 2006-12, Class 1A1A, (1-mo.
CME Term SOFR at 0.41% Floor
+ 0.52%), 4.26%, 12/19/36 ... 9,984 8,128,264
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-3, Class 1A1A, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.51%), 4.25%, 05/19/37 ... USD 2,780 $ 2,327,335
Series 2007-4, Class 2A2, (1-mo.
CME Term SOFR at 0.00% Floor
and 10.00% Cap + 0.61%),
4.10%, 07/19/37 .......... 892 882,370
Homes Trust
(c)
Series 2025-AFC2, Class A1A,
5.47%, 06/25/60
(g)
......... 13,493 13,598,705
Series 2025-AFC4, Class A1A,
5.15%, 11/25/60
(g)
......... 7,030 7,042,580
Series 2025-NQM2, Class A1,
5.42%, 02/25/70
(g)
......... 6,682 6,725,557
Series 2025-NQM3, Class A1,
5.63%, 02/25/70
(a)
......... 12,984 13,108,742
Series 2025-NQM5, Class A1,
5.03%, 09/25/70
(a)
......... 13,362 13,375,940
Series 2025-NQM5, Class B1,
6.79%, 09/25/70
(a)
......... 3,009 3,029,139
Impac Secured Assets Trust, Series
2006-3, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%),
4.19%, 11/25/36
(a)
........... 3,057 2,824,682
IndyMac INDX Mortgage Loan Trust
(a)
Series 2006-AR15, Class A1, (1-mo.
CME Term SOFR at 0.24% Floor
+ 0.35%), 4.09%, 07/25/36 ... 515 513,959
Series 2006-AR35, Class 2A1A, (1-
mo. CME Term SOFR at 0.34%
Floor and 10.50% Cap + 0.45%),
4.19%, 01/25/37 .......... 964 879,050
Series 2006-AR41, Class A3, (1-mo.
CME Term SOFR at 0.36%
Floor and 11.00% Cap + 0.47%),
4.21%, 02/25/37 .......... 797 776,846
Series 2007-AR19, Class 3A1,
3.83%, 09/25/37 .......... 4,757 3,072,285
Series 2007-FLX5, Class 2A2, (1-
mo. CME Term SOFR at 0.48%
Floor + 0.59%), 4.33%, 08/25/37 1,239 1,154,593
J.P. Morgan Alternative Loan Trust,
Series 2007-A2, Class 2A1, 4.75%,
05/25/37
(a)
................ 614 539,440
J.P. Morgan Mortgage Trust
Series 2007-A1, Class 4A1, 6.19%,
07/25/35
(a)
.............. 3 2,721
Series 2021-4, Class B3, 2.90%,
08/25/51
(a) (c)
............. 6,218 5,096,670
Series 2021-4, Class B4, 2.90%,
08/25/51
(a) (c)
............. 560 449,823
Series 2021-4, Class B5, 2.90%,
08/25/51
(a) (c)
............. 420 331,524
Series 2021-4, Class B6, 2.90%,
08/25/51
(a) (c)
............. 1,261 548,051
Series 2021-INV5, Class A5A,
2.50%, 12/25/51
(a) (c)
........ 16,205 13,405,805
Series 2021-INV5, Class B4, 3.18%,
12/25/51
(a) (c)
............. 2,394 2,000,101
Series 2021-INV5, Class B5, 3.18%,
12/25/51
(a) (c)
............. 838 685,470
Series 2021-INV5, Class B6, 3.07%,
12/25/51
(a) (c)
............. 2,872 1,531,688
Series 2021-INV7, Class A5A,
2.50%, 02/25/52
(a) (c)
........ 7,456 6,168,142

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-INV7, Class B1, 3.27%,
02/25/52
(a) (c)
............. USD 7,089 $ 6,151,869
Series 2021-INV7, Class B2, 3.27%,
02/25/52
(a) (c)
............. 1,664 1,426,164
Series 2021-INV7, Class B3, 3.27%,
02/25/52
(a) (c)
............. 2,315 1,964,338
Series 2021-INV7, Class B4, 3.27%,
02/25/52
(a) (c)
............. 1,230 1,034,997
Series 2021-INV7, Class B5, 3.27%,
02/25/52
(a) (c)
............. 506 420,159
Series 2021-INV7, Class B6, 3.06%,
02/25/52
(a) (c)
............. 1,657 867,025
Series 2024-VIS1, Class B2, 8.06%,
07/25/64
(a) (c)
............. 1,000 1,006,805
Series 2024-VIS2, Class B1, 7.71%,
11/25/64
(a) (c)
............. 3,191 3,242,008
Series 2025-DSC2, Class B1,
6.92%, 10/25/65
(a) (c)
........ 2,000 2,000,883
Series 2025-NQM5, Class A1LC,
5.02%, 05/25/65
(c) (g)
........ 3,828 3,818,067
Series 2025-VIS2, Class A1, 5.38%,
12/25/55
(a) (c)
............. 14,621 14,728,241
Series 2025-VIS2, Class A1B,
5.38%, 12/25/55
(c) (g)
........ 1,950 1,960,593
Series 2025-VIS3, Class B1, 6.76%,
02/25/66
(a) (c)
............. 2,590 2,598,873
Series 2025-VIS3, Class B2, 7.24%,
02/25/66
(a) (c)
............. 1,647 1,624,691
Legacy Mortgage Asset Trust, Series
2021-GS2, Class A1, 5.75%,
04/25/61
(c) (g)
............... 24,658 24,665,976
Lehman XS Trust, Series 2007-16N,
Class AF2, (1-mo. CME Term SOFR
at 1.90% Floor + 2.01%), 5.75%,
09/25/47
(a)
................ 2,384 3,376,375
MASTR Resecuritization Trust,
Series 2008-3, Class A1, 3.96%,
08/25/37
(a) (c)
............... 1,269 381,445
MCM Trust
(f)
  0.00%, 09/25/31
(h)
.......... 36,178 29,159,914
  2.50%, 09/25/31 ........... 44,227 42,406,961
Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2, Class A2,
(1-mo. CME Term SOFR at 0.42%
Floor + 0.53%), 4.27%, 04/25/37
(a)
2,259 1,822,372
Merrill Lynch Mortgage Investors Trust,
Series 2006-AF2, Class AV1, (1-mo.
CME Term SOFR at 0.32% Floor +
0.43%), 4.17%, 09/25/37
(a)
..... 1,194 589,496
MFA Trust
(c)
Series 2020-NQM1, Class A3,
3.30%, 08/25/49
(a)
......... 110 106,252
Series 2021-INV1, Class M1, 2.29%,
01/25/56
(a)
.............. 4,189 3,974,178
Series 2021-NQM1, Class B1,
3.51%, 04/25/65
(a)
......... 6,050 5,112,463
Series 2022-NQM1, Class M1,
4.27%, 12/25/66
(a)
......... 4,096 3,750,996
Series 2022-NQM3, Class A1,
5.57%, 09/25/67
(g)
......... 6,972 6,949,407
Series 2024-NPL1, Class A1, 6.33%,
09/25/54
(g)
.............. 22,877 22,909,050
Series 2024-RTL1, Class A1, 7.09%,
02/25/29
(g)
.............. 10,556 10,596,161
Series 2025-NQM3, Class A1,
5.26%, 08/25/70
(g)
......... 12,791 12,823,123
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-NQM3, Class B1,
6.93%, 08/25/70
(a)
......... USD 1,850 $ 1,862,878
Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B, (1-mo.
CME Term SOFR at 0.16% Floor
and 10.50% Cap + 0.27%), 4.43%,
12/26/46
(a) (c)
............... 989 904,147
Morgan Stanley Residential Mortgage
Loan Trust
(c)
Series 2014-1A, Class B3, 5.88%,
06/25/44
(a)
.............. 777 784,006
Series 2023-NQM1, Class B1,
7.36%, 09/25/68
(a)
......... 2,830 2,855,225
Series 2025-DSC2, Class A1, (1M
Sofr + 0.00%), 5.44%, 07/25/70
(a)
16,221 16,378,523
Series 2025-DSC2, Class B1,
7.11%, 07/25/70
(a)
......... 1,557 1,575,998
Series 2025-NQM4, Class A1,
5.59%, 06/25/70
(g)
......... 13,871 13,979,064
Series 2025-NQM5, Class A1,
5.44%, 07/25/70
(a)
......... 4,477 4,512,295
Series 2025-NQM7, Class B1,
6.59%, 09/25/70
(a)
......... 2,712 2,706,535
Series 2025-SPL1, Class M1,
4.25%, 02/25/65
(g)
......... 1,609 1,505,391
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85, (1-mo.
CME Term SOFR at 0.34% Floor
and 9.00% Cap + 0.45%), 4.33%,
04/16/36
(a) (c)
............... 3,523 3,463,091
NACC Reperforming Loan REMIC
Trust
(c)
Series 2004-R1, Class A1, 6.50%,
03/25/34 ............... 2,450 2,244,424
Series 2004-R1, Class A2, 7.50%,
03/25/34 ............... 562 530,720
NCMF Trust, 8.72%, 06/10/33
(a) (c)
... 25,735 26,199,478
New Residential Mortgage Loan Trust
(c)
Series 2019-2A, Class A1, 4.25%,
12/25/57
(a)
.............. 1,303 1,283,444
Series 2020-RPL1, Class B3, 3.83%,
11/25/59
(a)
.............. 10,258 8,102,031
Series 2024-NQM3, Class B1,
7.15%, 11/25/64
(a)
......... 1,596 1,627,999
Series 2025-NQM4, Class A1,
5.35%, 07/25/65
(a)
......... 6,408 6,457,664
Series 2025-NQM4, Class B1,
7.02%, 07/25/65
(a)
......... 1,880 1,877,665
Series 2025-NQM5, Class A1,
5.11%, 08/25/65
(a)
......... 7,986 8,008,867
Series 2025-NQM5, Class B1,
6.83%, 08/25/65
(a)
......... 1,300 1,306,929
Series 2025-NQM5, Class B2,
7.41%, 08/25/65
(a)
......... 833 822,683
Series 2025-NQM7, Class A1LC,
5.16%, 10/26/65
(g)
......... 1,750 1,754,569
NLT Trust, Series 2021-INV2, Class B1,
3.32%, 08/25/56
(a) (c)
.......... 1,895 1,451,093
NMLT Trust, Series 2021-INV1, Class
B1, 3.61%, 05/25/56
(a) (c)
....... 2,642 2,086,685
Nomura Asset Acceptance Corp.
Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%,
02/19/30
(a) (c)
............. 547 545,684
Series 2005-AP1, Class 2A4, 6.05%,
02/25/35
(g)
.............. 490 472,260

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-AF1, Class 1A4, 7.13%,
05/25/36
(g)
.............. USD 1,494 $ 261,862
Series 2007-2, Class A4, (1-mo.
CME Term SOFR at 0.84% Floor
+ 0.95%), 4.69%, 06/25/37
(a)
.. 575 485,414
NRZT, Series 2025-NQM6, Class A1,
5.09%, 10/25/65
(a) (c)
.......... 15,423 15,471,174
NYMT Loan Trust, Series 2024-INV1,
Class A1, 5.38%, 06/25/69
(a) (c)
... 5,484 5,516,199
OBX Trust
(c)(g)
Series 2022-NQM7, Class A1,
5.11%, 08/25/62 .......... 6,735 6,730,045
Series 2025-NQM11, Class A1A,
5.42%, 05/25/65 .......... 12,777 12,883,918
PRKCM Trust
(a)(c)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 ............... 2,718 2,435,374
Series 2022-AFC1, Class A1A,
4.10%, 04/25/57 .......... 1,348 1,345,531
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 ............... 9,317 9,308,412
Series 2023-AFC1, Class B1,
7.40%, 02/25/58 .......... 4,567 4,552,074
PRPM LLC, Series 2025-RCF3, Class
A2, 5.25%, 07/25/55
(c) (g)
....... 2,750 2,757,089
PRPM Trust
(c)
Series 2022-NQM1, Class B1,
5.40%, 08/25/67
(a)
......... 964 940,134
Series 2024-NQM1, Class B1,
7.40%, 12/25/68
(a)
......... 2,066 2,084,720
Series 2025-NQM3, Class A1,
5.61%, 05/25/70
(a)
......... 13,263 13,356,274
Series 2025-NQM3, Class B1,
6.94%, 05/25/70
(a)
......... 4,229 4,245,673
Series 2025-NQM5, Class A1A,
5.18%, 10/25/70
(g)
......... 11,495 11,521,180
Series 2025-NQM6, Class A1,
4.99%, 12/25/70
(a)
......... 12,868 12,854,628
Series 2025-NQM6, Class A1LC,
5.12%, 12/25/70
(g)
......... 634 632,522
Series 2025-NQM6, Class B1,
6.96%, 12/25/70
(a)
......... 547 543,882
Rain City Mortgage Trust, Series 2024-
RTL1, Class A1, 6.53%, 09/25/29
(a) (c)
6,457 6,533,692
RALI Trust
(a)
Series 2006-QA10, Class A2, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.21%, 12/25/36 ... 2,878 2,592,911
Series 2007-QH9, Class A1, 4.08%,
11/25/37 ............... 517 430,715
Series 2007-QO2, Class A1, (1-mo.
CME Term SOFR at 0.15% Floor
+ 0.26%), 4.00%, 02/25/47 ... 442 132,532
RCKT Mortgage Trust
(c)
Series 2020-1, Class B4, 3.47%,
02/25/50
(a)
.............. 1,517 1,370,972
Series 2024-CES8, Class A1A,
5.49%, 11/25/44
(g)
......... 3,159 3,181,501
Reperforming Loan REMIC Trust
(a)(c)
Series 2005-R1, Class 1AF2, (1-mo.
CME Term SOFR at 0.36% Floor
and 8.00% Cap + 0.47%), 4.21%,
03/25/35 ............... 267 258,593
Security
Par (000)
Par (000) Value
United States (continued)
Series 2005-R2, Class 1AF1, (1-mo.
CME Term SOFR at 0.34% Floor
and 9.50% Cap + 0.45%), 4.19%,
06/25/35 ............... USD 563 $ 546,842
Series 2005-R3, Class AF, (1-mo.
CME Term SOFR at 0.40% Floor
and 9.50% Cap + 0.51%), 4.25%,
09/25/35 ............... 961 801,217
Residential Mortgage Loan Trust
(a)(c)
Series 2019-2, Class B2, 6.04%,
05/25/59 ............... 4,847 4,814,592
Series 2019-3, Class B2, 5.66%,
09/25/59 ............... 5,659 5,671,184
Series 2020-1, Class B2, 4.66%,
01/26/60 ............... 2,129 1,991,430
RFMSI Trust
(a)
Series 2006-SA2, Class 2A1, 5.52%,
08/25/36 ............... 6,716 4,439,276
Series 2006-SA4, Class 2A1, 5.43%,
11/25/36 ............... 370 311,688
RMF Buyout Issuance Trust, Series
2021-HB1, Class M6, 6.00%,
11/25/31
(a) (c)
............... 4,777 4,287,716
Saluda Grade Alternative Mortgage
Trust
(c)(g)
Series 2024-RTL4, Class A1, 7.50%,
02/25/30 ............... 18,613 18,638,972
Series 2024-RTL5, Class A1, 7.76%,
04/25/30 ............... 10,861 10,938,752
Santander Mortgage Asset Receivable
Trust
(c)
Series 2025-NQM3, Class A1,
5.60%, 05/25/65
(g)
......... 12,892 13,010,593
Series 2025-NQM5, Class B1,
6.89%, 08/25/65
(a)
......... 3,165 3,169,633
Series 2025-NQM6, Class A1,
5.14%, 11/25/65
(a)
......... 9,348 9,373,812
Seasoned Loans Structured
Transaction Trust
(a)(c)
Series 2020-2, Class M1, 4.75%,
09/25/60 ............... 8,268 8,220,313
Series 2020-3, Class M1, 4.75%,
04/26/60 ............... 484 479,577
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1, 4.35%, 07/20/37
(a)
.. 1,281 1,002,752
SG Residential Mortgage Trust
(c)
Series 2019-3, Class B1, 4.08%,
09/25/59
(a)
.............. 1,593 1,520,161
Series 2022-2, Class A1, 5.35%,
08/25/62
(g)
.............. 2,210 2,209,972
Series 2022-2, Class B1, 5.28%,
08/25/62
(a)
.............. 4,811 4,756,090
Series 2025-1, Class A1, 5.10%,
12/25/65
(a)
.............. 12,402 12,402,467
Series 2025-1, Class ALCF, 5.23%,
12/25/65 ............... 1,911 1,911,236
Spruce Hill Mortgage Loan Trust,
Series 2022-SH1, Class A3, 4.10%,
07/25/57
(c) (g)
............... 1,576 1,519,483
STARM Mortgage Loan Trust, Series
2007-2, Class 3A3, 6.22%,
04/25/37
(a)
................ 267 122,768
Starwood Mortgage Residential Trust
(c)
Series 2020-3, Class B1, 4.75%,
04/25/65
(a)
.............. 4,942 4,648,608

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-INV1, Class M1, 2.50%,
11/25/55 ............... USD 1,545 $ 1,465,457
Series 2021-2, Class M1, 2.18%,
05/25/65
(a)
.............. 4,564 4,223,192
Structured Adjustable Rate Mortgage
Loan Trust
(a)
Series 2005-11, Class 1A1, 4.74%,
05/25/35 ............... 528 440,305
Series 2006-3, Class 4A, 4.06%,
04/25/36 ............... 1,263 645,414
Structured Asset Mortgage Investments
II Trust
(a)
Series 2006-AR2, Class A1, (1-mo.
CME Term SOFR at 0.46% Floor
and 10.50% Cap + 0.57%),
4.31%, 02/25/36 .......... 648 611,337
Series 2006-AR4, Class 3A1, (1-mo.
CME Term SOFR at 0.38% Floor
and 10.50% Cap + 0.49%),
4.23%, 06/25/36 .......... 3,544 3,171,409
Series 2006-AR5, Class 2A1, (1-mo.
CME Term SOFR at 0.42% Floor
and 10.50% Cap + 0.53%),
4.27%, 05/25/46 .......... 861 615,053
Structured Asset Securities Corp.
Mortgage Loan Trust
(c)
Series 2006-RF3, Class 1A2, 6.00%,
10/25/36 ............... 1,897 1,021,250
Series 2006-RF4, Class 2A1, 6.00%,
10/25/36 ............... 2,223 1,077,047
Thornburg Mortgage Securities Trust,
Series 2006-3, Class A1, (1M Sofr
FWD at 0.09% Floor + 0.20%),
3.80%, 06/25/46
(a)
........... 2,651 1,523,528
Toorak Mortgage Trust, Series 2024-2,
Class A1, 6.33%, 10/25/31
(c) (g)
... 1,634 1,641,715
TRK Trust
(a)(c)
Series 2021-INV1, Class B1, 3.29%,
07/25/56 ............... 1,876 1,534,433
Series 2021-INV2, Class B1, 4.10%,
11/25/56 ............... 6,120 5,126,708
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(c) (f)
.......... 22,632 21,389,524
TVC DSCR Trust, Series 2021-1,
2.38%, 03/25/28
(f)
........... 12,832 10,830,465
Verus Securitization Trust
(c)
Series 2021-3, Class B1, 3.20%,
06/25/66
(a)
.............. 3,316 2,544,104
Series 2021-6, Class B1, 4.05%,
10/25/66
(a)
.............. 540 435,780
Series 2021-6, Class M1, 2.94%,
10/25/66
(a)
.............. 1,567 1,208,132
Series 2021-8, Class A1, 2.82%,
11/25/66
(a)
.............. 4,238 3,931,061
Series 2022-1, Class B1, 4.01%,
01/25/67
(a)
.............. 2,802 2,233,665
Series 2022-3, Class B1, 4.05%,
02/25/67
(a)
.............. 2,034 1,608,671
Series 2023-2, Class B1, 7.42%,
03/25/68
(a)
.............. 4,333 4,335,738
Series 2024-7, Class B1, 6.50%,
09/25/69
(a)
.............. 1,643 1,655,574
Series 2025-5, Class A1, 5.43%,
06/25/70
(g)
.............. 9,427 9,502,798
Series 2025-6, Class A1, 5.42%,
07/25/70
(g)
.............. 21,962 22,146,152
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-7, Class B1, 6.62%,
08/25/70
(a)
.............. USD 1,850 $ 1,856,298
Series 2025-7, Class B2, 7.51%,
08/25/70
(a)
.............. 1,414 1,419,922
Series 2025-8, Class B1, 6.48%,
09/25/70 ............... 1,338 1,340,263
Series 2025-8, Class B2, 7.51%,
09/25/70
(a)
.............. 656 661,034
Series 2025-9, Class B1, 6.54%,
10/27/70
(a)
.............. 1,250 1,253,488
Series 2025-9, Class B2, 7.38%,
10/27/70
(a)
.............. 700 700,852
Series 2025-12, Class A1LC, 5.11%,
12/25/70
(g)
.............. 7,398 7,415,387
Series 2025-12, Class B1, 6.56%,
12/25/70
(a)
.............. 735 736,745
Series 2025-R1, Class B1, 6.40%,
05/25/65
(a)
.............. 389 388,170
Visio Trust
(a)(c)
Series 2019-2, Class B1, 3.91%,
11/25/54 ............... 1,825 1,712,232
Series 2020-1, Class M1, 4.45%,
08/25/55 ............... 1,900 1,859,681
Series 2022-1, Class B1, 5.92%,
08/25/57 ............... 4,722 4,702,090
Vista Point Securitization Trust
(a)(c)
Series 2020-2, Class B1, 4.90%,
04/25/65 ............... 1,160 1,139,068
Series 2020-2, Class B2, 5.16%,
04/25/65 ............... 1,100 1,069,486
Washington Mutual Mortgage Pass-
Through Certificates Trust
(a)
Series 2006-AR5, Class A1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.99% Floor + 0.99%), 5.02%,
06/25/46 ............... 236 220,089
Series 2007-HY3, Class 4A1, 4.95%,
03/25/37 ............... 45 41,565
Series 2007-OA5, Class 1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.75% Floor + 0.75%), 4.78%,
06/25/47 ............... 5,917 5,082,875
Series 2007-OA5, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.25% Floor + 0.80%), 4.83%,
06/25/47 ............... 1,671 1,415,353
Washington Mutual Mortgage Pass-
Through Certificates WMALT
(a)
Series 2006-AR10, Class A2A, (1-
mo. CME Term SOFR at 0.34%
Floor + 0.45%), 4.19%, 12/25/36 1,093 916,956
Series 2007-OA3, Class 5A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.25% Floor + 1.25%), 5.28%,
04/25/47 ............... 1,597 1,411,769
Series 2007-OC2, Class A3, (1-mo.
CME Term SOFR at 0.62% Floor
+ 0.73%), 4.47%, 06/25/37 ... 1,514 1,456,942

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Washington Mutual Mortgage Pass-
Through Certificates WMALT Trust
Series 2005-9, Class 5A6, (1-mo.
CME Term SOFR at 0.55% Floor
and 5.50% Cap + 0.66%), 4.40%,
11/25/35
(a)
.............. USD 568 $ 428,556
Series 2005-9, Class 5A9, 5.50%,
11/25/35 ............... 231 189,601
Series 2006-1, Class 4CB, 6.50%,
02/25/36 ............... 1,715 1,390,908
Series 2006-4, Class 1A1, 6.00%,
04/25/36 ............... 2,254 2,136,940
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(g)
.............. 2,537 2,243,284
Series 2006-4, Class 3A5, 6.85%,
05/25/36
(g)
.............. 674 596,368
Series 2007-OA1, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.72% Floor + 0.72%), 4.75%,
12/25/46
(a)
.............. 4,785 3,978,035
Western Alliance Bank
(a)(c)
Series 2021-CL2, Class M1, (SOFR
30 day Average at 0.00% Floor +
3.15%), 7.02%, 07/25/59 .... 10,625 11,087,442
Series 2021-CL2, Class M2, (SOFR
30 day Average at 0.00% Floor +
3.70%), 7.57%, 07/25/59 .... 14,511 15,372,064
WinWater Mortgage Loan Trust,
Series 2014-3, Class B5, 4.00%,
11/20/44
(a) (c)
............... 1,651 1,246,486
2,642,366,657
Commercial Mortgage-Backed Securities — 6 .6%
Ireland — 0.5%
(a)
DBMS DAC
Series 2025-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.28%), 5.00%,
02/18/36
(b)
.............. GBP 9,248 12,465,543
Series 2025-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.22%,
02/18/36
(b)
.............. 1,647 2,220,018
Series 2025-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.80%), 5.52%,
02/18/36
(b)
.............. 1,708 2,302,236
Lagarino European Loan Conduit No.
40 DAC
Series 40X, Class A, (3-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.50%, 06/22/37
(b)
... EUR 11,701 13,799,263
Series 40X, Class B, (3-mo.
EURIBOR at 0.00% Floor +
2.15%), 4.15%, 06/22/37
(b)
... 11,160 13,114,713
Series 40X, Class C, (3-mo.
EURIBOR at 0.00% Floor +
2.65%), 4.65%, 06/22/37
(b)
... 7,091 8,332,871
Series 40X, Class D, (3-mo.
EURIBOR at 0.00% Floor +
3.55%), 5.55%, 06/22/37
(b)
... 20,159 23,690,351
Security
Par (000)
Par (000) Value
Ireland (continued)
Last Mile Logistics Pan Euro Finance
DAC
Series 1X, Class A, (3-mo.
EURIBOR at 0.75% Floor +
0.75%), 2.81%, 08/17/33
(b)
... EUR 1,844 $ 2,166,763
Series 1X, Class B, (3-mo.
EURIBOR at 1.05% Floor +
1.05%), 3.11%, 08/17/33
(b)
... 1,125 1,321,561
Series 1X, Class C, (3-mo.
EURIBOR at 1.40% Floor +
1.40%), 3.46%, 08/17/33
(b)
... 1,331 1,563,810
Series 1X, Class D, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 3.96%, 08/17/33
(b)
... 1,031 1,210,729
Series 1X, Class E, (3-mo.
EURIBOR at 2.70% Floor +
2.70%), 4.76%, 08/17/33
(b)
... 13,537 15,879,428
Last Mile Securities PE DAC
Series 2021-1X, Class A1, (3-mo.
EURIBOR at 0.90% Floor +
0.90%), 2.96%, 08/17/31
(b)
... 3,245 3,814,605
Series 2021-1X, Class B, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 3.26%, 08/17/31
(b)
... 939 1,103,077
Series 2021-1X, Class C, (3-mo.
EURIBOR at 1.60% Floor +
1.60%), 3.66%, 08/17/31
(b)
... 1,061 1,246,143
Taurus UK DAC
Series 2025-UK2X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 1.50%), 5.24%,
02/18/35
(b)
.............. GBP 6,554 8,842,539
Series 2025-UK2X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 2.00%), 5.74%,
02/18/35
(b)
.............. 5,311 7,158,837
Series 2025-UK2X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 2.50%), 6.24%,
02/18/35
(b)
.............. 6,568 8,853,403
Series 2025-UK2X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 3.20%), 6.94%,
02/18/35
(b)
.............. 14,408 19,420,015
Series 2025-UK4, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.99%,
08/18/35
(b)
.............. 4,608 6,195,968
Series 2025-UK4, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.34%,
08/18/35
(b)
.............. 1,610 2,167,728
Series 2025-UK4, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.95%), 5.69%,
08/18/35
(b)
.............. 2,693 3,629,695
Thunder Logistics DAC
Series 2024-1X, Class A, (3-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.56%, 11/17/36
(b)
... EUR 3,722 4,372,466
Series 2024-1X, Class B, (3-mo.
EURIBOR at 0.00% Floor +
2.05%), 4.11%, 11/17/36
(b)
.... 1,308 1,536,236

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
UK Logistics DAC
Series 2024-1X, Class A, (Sterling
Overnight Index Average at
1.65% Floor + 1.65%), 5.39%,
05/17/34
(b)
.............. GBP 363 $ 489,233
Series 2025-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.00%), 7.74%,
05/17/35
(b)
.............. 14,146 19,082,249
Series 2025-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.33%), 5.07%,
08/17/35
(b)
.............. 12,086 16,297,677
Series 2025-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 5.39%,
08/17/35
(b)
.............. 7,164 9,660,393
Series 2025-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.95%), 5.69%,
08/17/35
(b)
.............. 2,983 4,022,435
Vita Scientia DAC, Series 2022-1X,
Class B, (3-mo. EURIBOR at 1.80%
Floor + 1.80%), 3.87%, 02/27/33
(b)
EUR 2,700 3,172,834
219,132,819
Italy — 0.0%
(b)
Cassia SRL
(a)
Series 2022-1X, Class A, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 4.55%, 05/22/34
(b)
... 12,210 14,383,350
Series 2022-1X, Class B, (3-mo.
EURIBOR at 3.50% Floor +
3.50%), 5.55%, 05/22/34
(b)
... 5,922 7,003,071
21,386,421
Luxembourg — 0.0%
(b)
SV Vanir Logistics Finance SARL
(a)
Series 1X, Class A, (3-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.37%, 07/23/37
(b)
... 3,409 4,006,329
Series 1X, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.67%, 07/23/37
(b)
... 1,485 1,745,207
Series 1X, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.90%), 3.97%, 07/23/37
(b)
... 2,170 2,550,222
8,301,758
United Kingdom — 0.1%
(a)
Canary Wharf Finance II plc, Series II,
Class C2, (Sterling Overnight Index
Average at 0.00% Floor + 1.49%),
5.25%, 10/22/37
(b)
........... GBP 2,100 2,476,934
Sage AR Funding
Series 2025-1X, Class A2, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.04%,
05/17/37
(b)
.............. 11,070 14,996,285
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2025-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.74%,
05/17/37
(b)
.............. GBP 6,563 $ 8,848,072
Series 2025-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.40%), 6.14%,
05/17/37
(b)
.............. 5,329 7,176,631
Series 2025-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.90%), 7.64%,
05/17/37
(b)
.............. 4,591 6,195,179
UK Logistics DAC
Series 2024-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 5.09%,
02/17/35
(b)
.............. 5,385 7,212,043
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.44%,
02/17/35
(b)
.............. 3,116 4,163,642
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.10%), 5.84%,
02/17/35
(b)
.............. 1,492 1,994,661
Series 2024-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.10%), 6.84%,
02/17/35
(b)
.............. 3,443 4,602,740
57,666,187
United States — 6.0%
1211 Avenue of the Americas Trust
(a)(c)
Series 2015-1211, Class C, 4.14%,
08/10/35 ............... USD 1,100 1,031,250
Series 2015-1211, Class D, 4.14%,
08/10/35 ............... 1,235 1,120,763
Series 2015-1211, Class E, 4.14%,
08/10/35 ............... 2,360 2,124,000
1301 Trust
(a)(c)
Series 2025-1301, Class A, 5.06%,
08/11/42 ............... 4,580 4,636,465
Series 2025-1301, Class E, 7.24%,
08/11/42 ............... 3,150 3,174,647
Series 2025-1301, Class F, 8.10%,
08/11/42 ............... 35,003 35,821,969
1345T
(a)(c)
Series 2025-AOA, Class A, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 5.35%, 06/15/42 ... 6,027 6,045,751
Series 2025-AOA, Class E, (1-mo.
CME Term SOFR at 4.50% Floor
+ 4.50%), 8.25%, 06/15/42 ... 11,864 11,954,636
245 Park Avenue Trust
(a)(c)
Series 2017-245P, Class D, 3.66%,
06/05/37 ............... 1,100 1,062,751
Series 2017-245P, Class E, 3.66%,
06/05/37 ............... 5,691 5,446,535
280 Park Avenue Mortgage Trust
(a)(c)
Series 2017-280P, Class A, (1-mo.
CME Term SOFR at 1.13% Floor
+ 1.18%), 4.93%, 09/15/34 ... 2,069 2,062,214
Series 2017-280P, Class B, (1-mo.
CME Term SOFR at 1.33% Floor
+ 1.38%), 5.13%, 09/15/34 ... 1,978 1,966,208

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-280P, Class D, (1-mo.
CME Term SOFR at 1.79% Floor
+ 1.84%), 5.61%, 09/15/34 ... USD 3,660 $ 3,625,087
Series 2017-280P, Class E, (1-mo.
CME Term SOFR at 2.37% Floor
+ 2.42%), 6.20%, 09/15/34 ... 17,397 17,189,430
3650R Commercial Mortgage Trust,
Series 2022-PF2, Class A5, 5.29%,
11/15/55
(a)
................ 2,100 2,148,210
Alen Mortgage Trust, Series 2021-
ACEN, Class A, (1-mo. CME Term
SOFR at 1.15% Floor + 1.26%),
5.02%, 04/15/34
(a) (c)
.......... 2,178 2,073,874
Arbor Multifamily Mortgage Securities
Trust
(c)
Series 2020-MF1, Class E, 1.75%,
05/15/53 ............... 1,165 960,264
Series 2021-MF3, Class A5, 2.57%,
10/15/54 ............... 1,605 1,449,102
AREIT LLC, Series 2022-CRE7, Class
A, (1-mo. CME Term SOFR at 2.24%
Floor + 2.24%), 5.98%, 06/17/39
(a) (c)
3,443 3,440,536
ARES Commercial Mortgage Trust,
Series 2024-IND, Class A, (1-mo.
CME Term SOFR at 1.69% Floor +
1.69%), 5.44%, 07/15/41
(a) (c)
.... 17,640 17,661,796
ARES1, Series 2024-IND2, Class A,
(1-mo. CME Term SOFR at 1.44%
Floor + 1.44%), 5.19%, 10/15/34
(a) (c)
25,460 25,475,701
Ashford Hospitality Trust
(a)(c)
Series 2018-ASHF, Class D, (1-mo.
CME Term SOFR at 2.23% Floor
+ 2.27%), 6.02%, 04/15/35 ... 3,816 3,787,280
Series 2018-ASHF, Class E, (1-mo.
CME Term SOFR at 3.23% Floor
+ 3.27%), 7.02%, 04/15/35 ... 61 60,522
Atrium Hotel Portfolio Trust
(a)(c)
Series 2017-ATRM, Class D, (1-mo.
CME Term SOFR at 1.95% Floor
+ 2.25%), 6.00%, 12/15/36 ... 8,386 7,966,700
Series 2024-ATRM, Class A, 5.41%,
11/10/29 ............... 28,130 28,693,678
Series 2024-ATRM, Class E, 9.21%,
11/10/29 ............... 7,793 7,933,594
Series 2025-ATRM, Class A, (1-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.40%, 08/15/42 ... 14,679 14,694,260
Series 2025-ATRM, Class F, (1-mo.
CME Term SOFR at 5.50% Floor
+ 5.50%), 9.25%, 08/15/42 ... 25,949 25,908,683
Series 2025-ATRM, Class G, (1-mo.
CME Term SOFR at 6.75% Floor
+ 6.75%), 10.50%, 08/15/42 .. 4,871 4,863,613
BAHA Trust
(a)(c)
Series 2024-MAR, Class A, 5.97%,
12/10/41 ............... 54,860 56,781,669
Series 2024-MAR, Class B, 6.84%,
12/10/41 ............... 1,980 2,072,181
Series 2024-MAR, Class C, 7.52%,
12/10/41 ............... 6,861 7,186,936
BAMLL Commercial Mortgage
Securities Trust, Series 2025-NASH,
Class A, (1-mo. CME Term SOFR
at 1.80% Floor + 1.80%), 5.55%,
09/15/40
(a) (c)
............... 10,618 10,627,948
Security
Par (000)
Par (000) Value
United States (continued)
BAMLL Trust
(a)(c)
Series 2024-BHP, Class A, (1-mo.
CME Term SOFR at 2.35% Floor
+ 2.35%), 6.10%, 08/15/39 ... USD 11,500 $ 11,518,989
Series 2025-ASHF, Class A, (1-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 5.60%, 02/15/42 ... 22,354 22,353,969
Series 2025-ASHF, Class E, (1-mo.
CME Term SOFR at 5.25% Floor
+ 5.25%), 9.00%, 02/15/42 ... 9,115 9,115,807
BAY Mortgage Trust, Series 2025-LIVN,
Class A, (1-mo. CME Term SOFR
at 1.80% Floor + 1.80%), 5.55%,
05/15/35
(a) (c)
............... 2,000 2,001,390
Bayview Commercial Asset Trust
(a)(c)
Series 2005-3A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
and 10.80% Cap + 0.59%),
4.55%, 11/25/35 .......... 2,105 2,055,517
Series 2005-4A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.56%), 4.52%, 01/25/36 ... 3,655 3,488,303
Series 2005-4A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.70%), 4.65%, 01/25/36 ... 86 81,838
Series 2005-4A, Class M1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.79%), 4.74%, 01/25/36 ... 229 219,176
Series 2006-1A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.65%), 4.39%, 04/25/36 ... 327 310,786
Series 2006-2A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.53%), 4.27%, 07/25/36 ... 571 556,902
Series 2006-3A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.49%), 4.22%, 10/25/36 ... 358 345,757
Series 2006-3A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.56%), 4.30%, 10/25/36 ... 388 374,777
Series 2006-4A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.46%), 4.19%, 12/25/36 ... 1,387 1,333,814
Series 2007-1, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.52%), 4.25%, 03/25/37 ... 912 873,710
Series 2007-2A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.52%), 4.25%, 07/25/37 ... 1,340 1,255,136
Series 2007-4A, Class A1, (1-mo.
CME Term SOFR at 0.68% Floor
+ 0.79%), 4.52%, 09/25/37 ... 4,106 3,896,833
Series 2007-5A, Class A4, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.36%), 6.10%, 10/25/37 ... 5,506 3,224,458
Series 2007-6A, Class A4A, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.36%), 6.32%, 12/25/37 ... 5,843 5,242,535
Series 2008-2, Class A4A, (1-mo.
CME Term SOFR at 0.00% Floor
and 3.75% Cap + 3.86%), 7.60%,
04/25/38 ............... 1,436 1,432,311
BBCMS Mortgage Trust
Series 2018-CHRS, Class E, 4.27%,
08/05/38
(a) (c)
............. 1,720 1,464,183

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-TALL, Class A, (1-mo.
CME Term SOFR at 0.87% Floor
+ 0.92%), 4.67%, 03/15/37
(a) (c)
. USD 7,234 $ 6,847,670
Series 2018-TALL, Class B, (1-mo.
CME Term SOFR at 1.12% Floor
+ 1.17%), 4.92%, 03/15/37
(a) (c)
. 2,134 1,922,382
Series 2023-5C23, Class D, 7.45%,
12/15/56
(a) (c)
............. 1,148 1,134,381
Series 2025-C35, Class AS, 5.84%,
07/15/58
(a)
.............. 5,893 6,160,189
Series 2025-C35, Class D, 4.50%,
07/15/58
(c)
.............. 6,500 5,378,710
Benchmark Mortgage Trust
Series 2020-B21, Class A5, 1.98%,
12/17/53 ............... 4,051 3,583,723
Series 2024-V11, Class D, 4.50%,
11/15/57
(c)
.............. 3,928 3,518,672
BFLD Commercial Mortgage Trust
(a)(c)
Series 2024-UNIV, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.24%, 11/15/41 ... 7,260 7,264,532
Series 2024-UNIV, Class E, (1-mo.
CME Term SOFR at 3.64% Floor
+ 3.64%), 7.39%, 11/15/41 ... 4,509 4,516,166
Series 2025-5MW, Class A, 4.67%,
10/10/42 ............... 8,569 8,568,496
Series 2025-5MW, Class E, 7.91%,
10/10/42 ............... 6,830 7,001,958
Series 2025-5MW, Class F, 9.83%,
10/10/42 ............... 29,630 30,339,007
Series 2025-660F, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.25%, 11/15/42 ... 10,985 11,015,886
Series 2025-660F, Class D, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.75%), 6.50%, 11/15/42 ... 1,936 1,945,677
BFLD Mortgage Trust, Series 2024-
VICT, Class A, (1-mo. CME Term
SOFR at 1.89% Floor + 1.89%),
5.64%, 07/15/41
(a) (c)
.......... 8,290 8,325,926
BFLD Trust
(a)(c)
Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor
+ 3.81%), 7.57%, 10/15/35 ... 6,517 81,267
Series 2025-EWEST, Class A, (1-
mo. CME Term SOFR at 1.55%
Floor + 1.55%), 5.30%, 06/15/42 22,580 22,579,964
Series 2025-FPM, Class C, 6.66%,
10/10/40 ............... 2,370 2,384,359
BHMS Commercial Mortgage Trust,
Series 2025-ATLS, Class A, (1-mo.
CME Term SOFR at 1.85% Floor +
1.85%), 5.60%, 08/15/42
(a) (c)
.... 9,955 9,992,419
BLP Commercial Mortgage Trust,
Series 2024-IND2, Class A, (1-mo.
CME Term SOFR at 1.34% Floor +
1.34%), 5.09%, 03/15/41
(a) (c)
.... 2,310 2,311,824
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.14%, 06/15/41
(a) (c)
5,092 5,098,357
BOCA Commercial Mortgage Trust,
Series 2025-BOCA, Class A, (1-mo.
CME Term SOFR at 1.60% Floor +
1.60%), 5.45%, 12/15/42
(a) (c)
.... 12,490 12,505,599
Security
Par (000)
Par (000) Value
United States (continued)
BPR Commercial Mortgage Trust
(a)(c)
Series 2024-PARK, Class A, 5.22%,
11/05/39 ............... USD 3,700 $ 3,771,094
Series 2024-PARK, Class D, 7.00%,
11/05/39 ............... 620 644,999
Series 2025-STAR, Class A, 4.95%,
11/05/42 ............... 11,730 11,798,298
Series 2025-STAR, Class HRR,
11.11%, 11/05/42 .......... 15,000 15,065,676
BPR Mortgage Trust, Series 2023-
STON, Class A, 7.50%, 12/05/39
(c)
2,082 2,159,088
BPR Trust
(a)(c)
Series 2021-TY, Class E, (1-mo.
CME Term SOFR at 3.60% Floor
+ 3.71%), 7.47%, 09/15/38 ... 5,768 5,715,345
Series 2022-SSP, Class A, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 6.75%, 05/15/39 ... 2,870 2,869,998
Series 2024-PMDW, Class A, 5.36%,
11/05/41 ............... 1,220 1,248,341
BRCK Trust
(a)(c)
Series 2025-830B, Class A, 4.96%,
12/10/42 ............... 5,360 5,361,414
Series 2025-830B, Class E, 7.51%,
12/10/42 ............... 7,607 7,599,837
Series 2025-830B, Class F, 8.40%,
12/10/42 ............... 3,500 3,500,751
BRES Commercial Mortgage Trust,
Series 2025-ATCAP, Class A, (1-mo.
CME Term SOFR at 1.49% Floor +
1.49%), 5.24%, 11/15/42
(a) (c)
.... 5,800 5,826,490
BSTN Commercial Mortgage Trust,
Series 2025-1C, Class A, 5.37%,
06/15/44
(a) (c)
............... 2,577 2,646,228
BWAY Mortgage Trust
(c)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ............... 2,857 2,705,301
Series 2013-1515, Class C, 3.45%,
03/10/33 ............... 2,325 2,135,589
Series 2013-1515, Class D, 3.63%,
03/10/33 ............... 9,570 8,680,340
Series 2013-1515, Class E, 3.72%,
03/10/33 ............... 650 570,376
Series 2013-1515, Class F, 3.93%,
03/10/33
(a)
.............. 1,603 1,360,482
BWAY Trust, Series 2025-1535, Class
A, 6.31%, 05/05/42
(a) (c)
........ 1,875 1,939,421
BX Commercial Mortgage Trust
(c)
Series 2020-VIV3, Class B, 3.54%,
03/09/44
(a)
.............. 8,380 7,942,586
Series 2020-VIV4, Class A, 2.84%,
03/09/44 ............... 2,733 2,538,975
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(a)
.............. 2,328 2,161,175
Series 2022-CSMO, Class B, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 6.89%, 06/15/27
(a)
.. 5,369 5,378,949
Series 2023-XL3, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 5.51%, 12/09/40
(a)
.. 8,039 8,046,798
Series 2023-XL3, Class D, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.59%), 7.34%, 12/09/40
(a)
.. 10,719 10,741,860
Series 2024-AIR2, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.24%, 10/15/41
(a)
.. 9,290 9,301,208

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-AIR2, Class B, (1-mo.
CME Term SOFR at 1.79% Floor
+ 1.79%), 5.54%, 10/15/41
(a)
.. USD 3,741 $ 3,747,780
Series 2024-AIRC, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 5.44%, 08/15/41
(a)
.. 15,837 15,866,210
Series 2024-BRBK, Class A, (1-mo.
CME Term SOFR at 2.88% Floor
+ 2.88%), 6.61%, 10/15/41
(a)
.. 34,140 34,309,065
Series 2024-BRBK, Class B, (1-mo.
CME Term SOFR at 3.93% Floor
+ 3.93%), 7.66%, 10/15/41
(a)
.. 8,326 8,377,544
Series 2024-GPA3, Class B, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.39%, 12/15/39
(a)
.. 2,831 2,837,114
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.29%, 05/15/34
(a)
.. 8,419 8,419,163
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.39%, 05/15/41
(a)
.. 18,415 18,443,058
Series 2024-MF, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.19%, 02/15/39
(a)
.. 2,056 2,058,092
Series 2024-MF, Class E, (1-mo.
CME Term SOFR at 3.74% Floor
+ 3.74%), 7.49%, 02/15/39
(a)
.. 6,365 6,377,357
Series 2024-PALM, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.29%, 06/15/37
(a)
.. 27,249 27,266,240
Series 2024-PURE, Class A,
(CAONREPO at 1.90% Floor +
1.90%), 4.15%, 11/15/41
(a)
... CAD 2,547 1,860,067
Series 2024-XL4, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.19%, 02/15/39
(a)
.. USD 5,076 5,079,477
Series 2024-XL4, Class D, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 6.89%, 02/15/39
(a)
.. 15,520 15,563,601
Series 2024-XL4, Class E, (1-mo.
CME Term SOFR at 4.19% Floor
+ 4.19%), 7.94%, 02/15/39
(a)
.. 9,225 9,281,431
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.14%, 03/15/41
(a)
.. 276 276,105
Series 2025-BCAT, Class A, (1-mo.
CME Term SOFR at 1.38% Floor
+ 1.38%), 5.13%, 08/15/42
(a)
.. 9,223 9,234,981
Series 2025-BCAT, Class B, (1-mo.
CME Term SOFR at 1.55% Floor
+ 1.55%), 5.30%, 08/15/42
(a)
.. 2,530 2,529,872
Series 2025-BCAT, Class C, (1-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 5.65%, 08/15/42
(a)
.. 953 954,685
Series 2025-BCAT, Class E, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.50%), 7.25%, 08/15/42
(a)
.. 7,642 7,627,093
Series 2025-JDI, Class A, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.15%, 11/15/42
(a)
.. 10,428 10,437,692
Series 2025-JDI, Class E, (1-mo.
CME Term SOFR at 3.40% Floor
+ 3.40%), 7.15%, 11/15/42
(a)
.. 4,688 4,699,633
Security
Par (000)
Par (000) Value
United States (continued)
BX Trust
(a)(c)
Series 2021-LBA, Class AJV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 4.67%, 02/15/36 ... USD 6,553 $ 6,544,784
Series 2021-LBA, Class AV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 4.67%, 02/15/36 ... 4,118 4,114,796
Series 2021-LBA, Class FJV, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 6.27%, 02/15/36 ... 11,223 11,216,219
Series 2021-LBA, Class FV, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 6.27%, 02/15/36 ... 7,117 7,112,988
Series 2021-LBA, Class GJV, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 6.87%, 02/15/36 ... 2,185 2,182,185
Series 2021-LBA, Class GV, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 6.87%, 02/15/36 ... 7,383 7,373,934
Series 2021-VIEW, Class E, (1-mo.
CME Term SOFR at 3.60% Floor
+ 3.71%), 7.46%, 06/15/36 ... 6,905 6,902,239
Series 2021-VIEW, Class F, (1-mo.
CME Term SOFR at 3.93% Floor
+ 4.04%), 7.79%, 06/15/36 ... 2,240 2,230,144
Series 2022-VAMF, Class B, (1-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 5.03%, 01/15/39 ... 1,449 1,448,119
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.19%, 04/15/41 ... 7,764 7,771,609
Series 2024-CNYN, Class D, (1-mo.
CME Term SOFR at 2.69% Floor
+ 2.69%), 6.44%, 04/15/41 ... 2,993 3,007,838
Series 2024-CNYN, Class E, (1-mo.
CME Term SOFR at 3.69% Floor
+ 3.69%), 7.44%, 04/15/41 ... 4,890 4,884,146
Series 2024-PAT, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 5.84%, 03/15/41 ... 7,020 7,020,000
Series 2024-PAT, Class C, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 8.19%, 03/15/41 ... 15,026 15,079,829
Series 2024-PAT, Class D, (1-mo.
CME Term SOFR at 5.39% Floor
+ 5.39%), 9.14%, 03/15/41 ... 7,203 7,248,883
Series 2024-VLT4, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.24%, 06/15/41 ... 30,158 30,148,560
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 6.64%, 06/15/41 ... 6,070 6,054,923
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 7.69%, 06/15/41 ... 15,610 15,628,108
Series 2025-ARIA, Class A, 5.03%,
12/13/42 ............... 22,065 22,265,019
Series 2025-LIFE, Class A, 5.88%,
06/13/47 ............... 9,355 9,566,643
Series 2025-LUNR, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.25%, 06/15/40 ... 2,298 2,301,076
Series 2025-OMG, Class A, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.10%, 10/15/42 ... 7,346 7,350,580

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-ROIC, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 2.94%), 6.69%, 03/15/30 ... USD 22,156 $ 22,045,164
Series 2025-TAIL, Class E, (1-mo.
CME Term SOFR at 3.30% Floor
+ 3.30%), 7.05%, 06/15/35 ... 5,278 5,274,449
Series 2025-VOLT, Class A, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.45%, 12/15/44 ... 9,338 9,343,808
BXP Trust
(a)(c)
Series 2017-CC, Class D, 3.55%,
08/13/37 ............... 1,930 1,569,491
Series 2017-CC, Class E, 3.55%,
08/13/37 ............... 3,820 3,012,213
Series 2017-GM, Class D, 3.42%,
06/13/39 ............... 1,520 1,472,811
Series 2017-GM, Class E, 3.42%,
06/13/39 ............... 3,300 3,162,493
Series 2021-601L, Class D, 2.78%,
01/15/44 ............... 3,999 3,302,838
Cali, Series 2024-SUN, Class A, (1-mo.
CME Term SOFR at 1.89% Floor +
1.89%), 5.67%, 07/15/41
(a) (c)
.... 6,660 6,668,228
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(a)
..... 1,143 1,092,353
CENT, Series 2025-CITY, Class A,
4.92%, 07/10/40
(a) (c)
.......... 9,691 9,808,868
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class C, 4.84%,
05/10/58
(a)
................ 3,412 3,370,828
CFK Trust
(a)(c)
Series 2019-FAX, Class D, 4.64%,
01/15/39 ............... 6,897 6,658,212
Series 2019-FAX, Class E, 4.64%,
01/15/39 ............... 6,152 5,654,739
CFSP Mortgage Trust, Series 2024-
AHP1, Class A, 6.50%, 04/15/37 . 17,092 16,622,730
CHI Commercial Mortgage Trust
(a)(c)
Series 2025-110W, Class A, 5.10%,
12/13/40 ............... 12,355 12,374,977
Series 2025-110W, Class D, 6.63%,
12/13/40 ............... 3,069 3,079,924
CIP Commercial Mortgage Trust
(a)(c)
Series 2025-SBAY, Class A, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.15%, 10/15/37 ... 13,583 13,595,614
Series 2025-SBAY, Class E, (1-mo.
CME Term SOFR at 3.75% Floor
+ 3.75%), 7.50%, 10/15/37 ... 15,516 15,540,002
Citigroup Commercial Mortgage Trust
(c)
Series 2015-P1, Class D, 3.23%,
09/15/48 ............... 253 245,013
Series 2020-420K, Class E, 3.31%,
11/10/42
(a)
.............. 2,660 2,312,428
COAST Commercial Mortgage Trust
(a)(c)
Series 2023-2HTL, Class A, (1-mo.
CME Term SOFR at 2.59% Floor
+ 2.59%), 6.34%, 08/15/36 ... 5,172 5,169,199
Series 2023-2HTL, Class D, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 8.19%, 08/15/36 ... 8,751 8,740,072
Commercial Mortgage Trust
(c)
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)
.............. 429 323,247
Series 2024-CBM, Class A2, 5.87%,
12/10/41
(a)
.............. 1,640 1,669,380
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-WCL1, Class A, (1-mo.
CME Term SOFR at 1.84% Floor
+ 1.84%), 5.59%, 06/15/41
(a)
.. USD 16,380 $ 16,400,247
Series 2024-WCL1, Class B, (1-mo.
CME Term SOFR at 2.59% Floor
+ 2.59%), 6.34%, 06/15/41
(a)
.. 5,615 5,621,922
Series 2025-167G, Class A, 5.50%,
08/10/40 ............... 7,256 7,277,385
Series 2025-167G, Class E, 8.20%,
08/10/40
(a)
.............. 3,600 3,598,589
Series 2025-167G, Class F, 9.16%,
08/10/40
(a)
.............. 3,129 3,127,632
Series 2025-SBX, Class B, 5.55%,
08/10/41
(a)
.............. 4,331 4,348,072
CONE Trust
(a)(c)
Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.39%, 08/15/41 ... 6,550 6,539,790
Series 2024-DFW1, Class E, (1-mo.
CME Term SOFR at 3.89% Floor
+ 3.89%), 7.64%, 08/15/41 ... 6,477 6,474,276
CRSO Trust, 7.12%, 07/10/28
(c)
.... 4,399 4,568,884
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class C, 4.72%,
08/15/51
(a)
................ 1,586 1,475,970
CSMC Trust
(c)
Series 2017-TIME, Class A, 3.65%,
11/13/39 ............... 2,190 2,084,694
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.48%), 9.23%, 10/15/37
(a)
.. 4,184 3,792,210
Series 2021-BHAR, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.26%), 5.02%, 11/15/38
(a)
.. 1,337 1,327,831
Series 2021-BHAR, Class B, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.61%), 5.37%, 11/15/38
(a)
.. 2,356 2,336,905
Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 0.15% Floor
+ 3.44%), 7.19%, 02/15/27
(a) (f)
. 23,200 23,068,737
CSTL Commercial Mortgage Trust
(a)(c)
Series 2024-GATE, Class A, 4.76%,
11/10/41 ............... 32,830 33,038,842
Series 2025-GATE2, Class A,
4.56%, 11/10/42 .......... 1,550 1,545,097
Series 2025-GATE2, Class D,
5.63%, 11/10/42 .......... 4,680 4,669,415
DBC Mortgage Trust
(a)(c)
Series 2025-DBC, Class A, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.10%, 11/15/42 ... 14,136 14,146,917
Series 2025-DBC, Class C, (1-mo.
CME Term SOFR at 2.05% Floor
+ 2.05%), 5.80%, 11/15/42 ... 9,525 9,524,986
Series 2025-DBC, Class HRR, (1-
mo. CME Term SOFR at 5.55%
Floor + 5.55%), 9.30%, 11/15/42 39,000 39,154,066
DBGS, Series 2024-SBL, Class A,
(1-mo. CME Term SOFR at 1.88%
Floor + 1.88%), 5.63%, 08/15/34
(a) (c)
1,600 1,600,000
DBSG Mortgage Trust, Series 2024-
ALTA, Class A, 5.95%, 06/10/37
(a) (c)
4,998 5,074,260
DBWF Mortgage Trust, Series 2024-
LCRS, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%),
5.49%, 04/15/37
(a) (c)
.......... 1,428 1,426,223

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
DC Trust
(a)(c)
Series 2024-HLTN, Class A, 5.73%,
04/13/40 ............... USD 1,570 $ 1,589,619
Series 2024-HLTN, Class F, 10.31%,
04/13/40 ............... 4,127 4,117,275
DK Trust
(a)(c)
Series 2024-SPBX, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.25%, 03/15/34 ... 9,090 9,098,409
Series 2024-SPBX, Class E, (1-mo.
CME Term SOFR at 1.50% Floor
+ 4.00%), 7.75%, 03/15/34 ... 26,040 26,096,543
Series 2025-LXP, Class A, (1-mo.
CME Term SOFR at 1.59% Floor
+ 1.59%), 5.33%, 08/15/37 ... 9,360 9,374,501
Series 2025-LXP, Class D, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 6.63%, 08/15/37 ... 3,294 3,302,167
Durst Commercial Mortgage Trust
(a)(c)
Series 2025-151, Class A, 5.15%,
08/10/42 ............... 3,973 4,052,631
Series 2025-151, Class D, 6.79%,
08/10/42 ............... 15,295 15,798,877
ELM Trust
(a)(c)
Series 2024-ELM, Class A10,
5.80%, 06/10/39 .......... 9,410 9,459,407
Series 2024-ELM, Class A15,
5.80%, 06/10/39 .......... 9,410 9,459,407
Series 2024-ELM, Class E10,
7.79%, 06/10/39 .......... 12,317 12,352,005
EQT Trust, Series 2024-EXTR, Class A,
5.33%, 07/05/41
(a) (c)
.......... 3,348 3,426,081
Extended Stay America Trust, Series
2025-ESH, Class A, (1-mo. CME
Term SOFR at 1.30% Floor +
1.30%), 5.05%, 10/15/42
(a) (c)
.... 14,072 14,093,971
Fashion Show Mall LLC, Series 2024-
SHOW, Class A, 5.10%, 10/10/41
(a) (c)
1,004 1,019,186
Fontainebleau Miami Beach Mortgage
Trust
(a)(c)
Series 2024-FBLU, Class F, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.25%), 8.00%, 12/15/39 ... 901 906,025
Series 2024-FBLU, Class G, (1-mo.
CME Term SOFR at 5.65% Floor
+ 5.65%), 9.40%, 12/15/39 ... 4,418 4,465,955
Grace Trust, Series 2020-GRCE, Class
E, 2.68%, 12/10/40
(a) (c)
........ 2,546 2,214,068
Great Wolf Trust
(a)(c)
Series 2024-WLF2, Class A, (1-mo.
CME Term SOFR + 1.69%),
5.44%, 05/15/41 .......... 25,208 25,278,189
Series 2024-WOLF, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.29%, 03/15/39 ... 1,062 1,063,640
GS Mortgage Securities Corp. Trust
(c)
Series 2017-375H, Class A, 3.48%,
09/10/37
(a)
.............. 1,460 1,422,402
Series 2017-GPTX, Class A, 2.86%,
05/10/34 ............... 5,185 4,546,804
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.16%, 05/15/26
(a)
.. 2,320 2,204,142
Series 2023-FUN, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 5.84%, 03/15/28
(a)
.. 11,230 11,271,662
Security
Par (000)
Par (000) Value
United States (continued)
Series 2023-SHIP, Class E, 7.43%,
09/10/38
(a)
.............. USD 34,583 $ 34,720,052
Series 2024-RVR, Class E, 7.47%,
08/10/41
(a)
.............. 3,613 3,609,461
Series 2024-RVR, Class HRR,
8.91%, 08/10/41
(a)
......... 12,450 12,457,748
Series 2025-800D, Class A, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.38%, 11/25/41
(a)
.. 13,035 13,052,425
Series 2025-800D, Class C, (1-mo.
CME Term SOFR at 4.70% Floor
+ 4.70%), 8.43%, 11/25/41
(a)
.. 12,276 12,232,610
GS Mortgage Securities Trust, Series
2019-GSA1, Class C, 3.80%,
11/10/52
(a)
................ 570 521,344
GSAT Trust, Series 2025-BMF, Class A,
(1-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.25%, 07/15/40
(a) (c)
4,387 4,392,482
Harvest Commercial Capital Loan Trust,
Series 2020-1, Class M4, 5.96%,
04/25/52
(a) (c)
............... 1,181 1,177,828
HIH Trust
(a)(c)
Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor
+ 1.84%), 5.59%, 10/15/41 ... 12,995 13,027,822
Series 2024-61P, Class D, (1-mo.
CME Term SOFR at 3.64% Floor
+ 3.64%), 7.39%, 10/15/41 ... 4,897 4,916,507
HILT Commercial Mortgage Trust
(a)(c)
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.29%, 05/15/37 ... 10,515 10,528,062
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 6.94%, 05/15/37 ... 11,854 11,912,675
HLTN Commercial Mortgage Trust,
Series 2024-DPLO, Class A, (1-mo.
CME Term SOFR at 1.64% Floor +
1.64%), 5.39%, 06/15/41
(a) (c)
.... 6,118 6,129,348
HONO Mortgage Trust, Series 2021-
LULU, Class A, (1-mo. CME Term
SOFR at 1.15% Floor + 1.26%),
5.02%, 10/15/36
(a) (c)
.......... 2,536 2,504,406
Houston Galleria Mall Trust, Series
2025-HGLR, Class A, 5.46%,
02/05/45
(a) (c)
............... 830 860,036
HTL Commercial Mortgage Trust
(a)(c)
Series 2024-T53, Class A, 5.88%,
05/10/39 ............... 3,390 3,431,675
Series 2024-T53, Class E, 10.26%,
05/10/39 ............... 9,477 9,777,422
Hudson Yards Mortgage Trust, Series
2019-55HY, Class F, 2.94%,
12/10/41
(a) (c)
............... 6,663 5,733,950
ILPT Commercial Mortgage Trust,
Series 2025-LPF2, Class A, 5.29%,
07/13/42
(a) (c)
............... 23,153 23,599,793
INT Commercial Mortgage Trust, Series
2025-PLAZA, Class A, 4.88%,
11/05/37
(a) (c)
............... 3,698 3,708,536
INV Mortgage Trust, Series 2024-IND,
Class A, (1-mo. CME Term SOFR
at 1.74% Floor + 1.74%), 5.49%,
11/15/41
(a) (c)
............... 9,520 9,448,771

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(c)
Series 2016-NINE, Class B, 2.85%,
09/06/38
(a)
.............. USD 6,933 $ 6,837,784
Series 2018-AON, Class A, 4.13%,
07/05/31 ............... 4,834 4,229,702
Series 2018-PHH, Class A, (1-mo.
CME Term SOFR at 2.41% Floor
+ 1.26%), 5.01%, 06/15/35
(a)
.. 1,745 1,468,190
Series 2019-MFP, Class E, (1-mo.
CME Term SOFR at 2.16% Floor
+ 2.21%), 5.96%, 07/15/36
(a)
.. 4,137 3,175,287
Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.80% Floor
+ 1.16%), 4.92%, 04/15/38
(a)
.. 908 908,097
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.81%), 6.57%, 04/15/38
(a)
.. 12,867 12,866,933
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.31%), 7.07%, 04/15/38
(a)
.. 5,050 5,049,969
Series 2022-NLP, Class F, (1-mo.
CME Term SOFR at 3.54% Floor
+ 3.79%), 7.54%, 04/15/37
(a)
.. 10,702 10,258,419
Series 2022-OPO, Class D, 3.45%,
01/05/39
(a)
.............. 6,152 5,063,374
Series 2024-IGLG, Class A, 5.17%,
11/09/39
(a)
.............. 15,900 16,059,844
Series 2024-IGLG, Class D, 6.48%,
11/09/39
(a)
.............. 4,440 4,452,039
Series 2024-IGLG, Class E, 7.25%,
11/09/39
(a)
.............. 13,516 13,539,456
Series 2024-IGLG, Class F, 8.22%,
11/09/39
(a)
.............. 11,578 11,663,592
Series 2024-IGLG, Class HRR,
9.65%, 11/09/39
(a)
......... 14,700 14,645,197
Series 2024-OMNI, Class A, 5.80%,
10/05/39
(a)
.............. 4,640 4,730,937
Series 2025-BHR5, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 5.44%, 03/15/40
(a)
.. 5,300 5,307,002
JPMBB Commercial Mortgage
Securities Trust, Series 2015-C33,
Class D1, 4.29%, 12/15/48
(a) (c)
... 2,084 1,901,983
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR5,
Class A3, 3.12%, 06/13/52 ..... 2,890 2,794,034
JPMDB Commercial Mortgage
Securities Trust, Series 2018-C8,
Class AS, 4.42%, 06/15/51 ..... 379 375,220
JW Commercial Mortgage Trust
(a)(c)
Series 2024-MRCO, Class A, (1-mo.
CME Term SOFR at 1.62% Floor
+ 1.62%), 5.37%, 06/15/39 ... 7,310 7,321,295
Series 2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 6.94%, 06/15/39 ... 7,592 7,610,958
KSL Commercial Mortgage Trust,
Series 2024-HT2, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.29%, 12/15/39
(a) (c)
.... 9,457 9,453,684
KSL Trust
(a)(c)
  (1M Sofr FWD + 1.89%), 5.64%,
06/15/30 ............... 2,957 2,953,728
  (1M Sofr FWD + 4.09%), 7.84%,
06/15/30 ............... 10,246 10,281,101
Security
Par (000)
Par (000) Value
United States (continued)
LBA Trust
(a)(c)
Series 2024-7IND, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.19%, 10/15/41 ... USD 4,860 $ 4,862,997
Series 2024-7IND, Class D, (1-mo.
CME Term SOFR at 2.64% Floor
+ 2.64%), 6.39%, 10/15/41 ... 1,234 1,236,241
Lehman Brothers Small Balance
Commercial Mortgage Trust
(a)(c)
Series 2006-2A, Class M3, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.56%), 4.30%, 09/25/36 ... 1,464 1,392,271
Series 2007-3A, Class M2, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.11%), 5.85%, 10/25/37 ... 5,850 5,139,205
LEX Mortgage Trust, Series 2024-BBG,
Class HRR, 7.93%, 10/13/33
(a) (c)
.. 20,050 20,104,083
LoanCore 2025 Issuer LLC, Series
2025-CRE8, Class A, (1-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.12%, 08/17/42
(a) (c)
.... 3,560 3,560,472
LQR Trust
(a)(c)
Series 2025-CALI, Class A, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 5.33%, 01/15/43 ... 4,480 4,479,988
Series 2025-CALI, Class E, (1-mo.
CME Term SOFR at 3.95% Floor
+ 3.95%), 7.68%, 01/15/43 ... 13,299 13,298,928
LUX Trust, Series 2023-LION, Class A,
(1-mo. CME Term SOFR at 2.69%
Floor + 2.69%), 6.44%, 08/15/40
(a) (c)
4,400 4,443,172
MAC Trust, Series 2025-801B, Class A,
(1-mo. CME Term SOFR at 1.70%
Floor + 1.70%), 5.45%, 10/15/40
(a) (c)
19,636 19,660,160
MAD Commercial Mortgage Trust
(a)(c)
Series 2025-11MD, Class A, 4.75%,
10/15/42 ............... 9,522 9,558,096
Series 2025-11MD, Class E, 7.33%,
10/15/42 ............... 4,668 4,638,079
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D, 2.33%,
09/10/39
(a) (c)
............... 118 112,115
MCR Mortgage Trust
(c)
Series 2024-HF1, Class A, (1-mo.
CME Term SOFR at 1.79% Floor
+ 1.79%), 5.54%, 12/15/41
(a)
.. 8,113 8,127,742
Series 2024-HTL, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 5.51%, 02/15/37
(a)
.. 573 573,024
Series 2024-HTL, Class E, (1-mo.
CME Term SOFR at 4.65% Floor
+ 4.65%), 8.41%, 02/15/37
(a)
.. 4,594 4,570,179
Series 2024-TWA, Class A, 5.92%,
06/12/39 ............... 7,000 7,093,294
Series 2024-TWA, Class E, 8.73%,
06/12/39 ............... 3,924 3,977,907
MHC Commercial Mortgage Trust
(a)(c)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.22%), 5.97%, 04/15/38 ... 116 116,108
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.60% Floor
+ 2.72%), 6.47%, 04/15/38 ... 867 867,600

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
MHP Commercial Mortgage Trust
(a)(c)
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 6.62%, 07/15/38 ... USD 7,927 $ 7,902,709
Series 2021-STOR, Class J, (1-mo.
CME Term SOFR at 3.95% Floor
+ 4.06%), 7.82%, 07/15/38 ... 3,438 3,417,281
Series 2025-MHIL2, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.25%, 09/15/40 ... 16,011 16,010,918
Series 2025-MHIL2, Class E, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.50%), 7.25%, 09/15/40 ... 4,665 4,664,986
MIC Trust (The), Series 2023-MIC,
Class A, 8.44%, 12/05/38
(a) (c)
.... 6,126 6,627,444
MIRA Trust, Series 2023-MILE, Class A,
6.75%, 06/10/38
(c)
........... 6,775 7,036,298
Morgan Stanley Capital I Trust
(c)
Series 2017-ASHF, Class F, (1-mo.
CME Term SOFR at 4.35% Floor
+ 4.65%), 8.40%, 11/15/34
(a)
.. 2,673 2,545,230
Series 2017-ASHF, Class G, (1-mo.
CME Term SOFR at 6.90% Floor
+ 7.20%), 10.95%, 11/15/34
(a)
. 2,925 2,660,297
Series 2018-MP, Class E, 4.28%,
07/11/40
(a)
.............. 7,057 5,359,232
Series 2019-H6, Class D, 3.00%,
06/15/52 ............... 1,190 981,458
Series 2019-H7, Class D, 3.00%,
07/15/52 ............... 750 636,636
Series 2021-230P, Class B, (1-mo.
CME Term SOFR at 1.45% Floor
+ 1.56%), 5.31%, 12/15/38
(a)
.. 4,970 4,634,796
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(a)
.............. 5,919 5,842,200
Natixis Commercial Mortgage Securities
Trust, Series 2019-LVL, Class D,
4.44%, 08/15/38
(c)
........... 3,140 2,888,202
NCMF Trust
(a)(c)
Series 2025-MFS, Class A, 4.88%,
06/10/33 ............... 12,841 12,887,237
Series 2025-MFS, Class E, 7.53%,
06/10/33 ............... 24,160 24,502,265
NJ Trust, Series 2023-GSP, Class A,
6.48%, 01/06/29
(a) (c)
.......... 4,750 4,979,951
NRTH Commercial Mortgage Trust,
Series 2025-PARK, Class A, (1-mo.
CME Term SOFR at 1.39% Floor +
1.39%), 5.14%, 10/15/40
(a) (c)
.... 16,865 16,880,808
NY Commercial Mortgage Trust,
Series 2025-299P, Class B, 5.93%,
02/10/47
(a) (c)
............... 1,856 1,933,826
NYC Commercial Mortgage Trust
(a)(c)
Series 2025-11X, Class A, (1-mo.
CME Term SOFR at 1.74% Floor
+ 1.74%), 5.49%, 10/15/40 ... 5,660 5,677,605
Series 2025-28L, Class A, 4.67%,
11/05/38 ............... 6,224 6,237,167
Series 2025-300P, Class E, 7.39%,
07/13/42 ............... 4,172 4,226,180
NYC Trust
(a)(c)
Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor
+ 1.99%), 5.74%, 08/15/29 ... 1,220 1,223,091
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-3ELV, Class D, (1-mo.
CME Term SOFR at 3.84% Floor
+ 3.84%), 7.59%, 08/15/29 ... USD 4,401 $ 4,403,691
Series 2025-77C, Class A, 4.79%,
01/10/38 ............... 13,370 13,426,443
Olympic Tower Mortgage Trust,
Series 2017-OT, Class E, 3.95%,
05/10/39
(a) (c)
............... 7,856 6,898,524
One Bryant Park Trust, Series 2019-
OBP, Class A, 2.52%, 09/15/54
(c)
. 4,638 4,305,108
One Market Plaza Trust, Series 2017-
1MKT, Class D, 4.15%, 02/10/32
(c)
3,310 3,050,316
One New York Plaza Trust
(a)(c)
Series 2020-1NYP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 4.82%, 01/15/36 ... 3,402 3,336,925
Series 2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.36%), 5.12%, 01/15/36 ... 1,893 1,814,197
Series 2020-1NYP, Class B, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.61%), 5.37%, 01/15/36 ... 3,892 3,671,601
Series 2020-1NYP, Class D, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 6.62%, 01/15/36 ... 1,660 1,549,563
ONNI Commerical Mortgage Trust,
Series 2024-APT, Class A, 5.57%,
07/15/39
(a) (c)
............... 1,909 1,945,434
ORL Trust, Series 2024-GLKS, Class A,
(1-mo. CME Term SOFR at 1.49%
Floor + 1.49%), 5.24%, 12/15/39
(a) (c)
8,070 8,082,493
PENN Commercial Mortgage Trust
(a)(c)
Series 2025-P11, Class A, 5.34%,
08/10/42 ............... 8,922 9,139,233
Series 2025-P11, Class C, 6.51%,
08/10/42 ............... 7,374 7,637,036
PGA Trust, Series 2024-RSR2, Class A,
(1-mo. CME Term SOFR at 1.89%
Floor + 1.89%), 5.64%, 06/15/39
(a) (c)
6,634 6,636,053
PKHL Commercial Mortgage Trust
(a)(c)
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor
+ 3.46%), 7.22%, 07/15/38 ... 1,617 439,378
Series 2021-MF, Class G, (1-mo.
CME Term SOFR at 4.35% Floor
+ 4.46%), 8.22%, 07/15/38 ... 3,533 655,828
PRM5 Trust, Series 2025-PRM5, Class
D, 5.62%, 03/10/33
(a) (c)
........ 3,600 3,601,971
ROCK Trust
(c)
Series 2024-CNTR, Class A, 5.39%,
11/13/41 ............... 1,570 1,613,409
Series 2024-CNTR, Class E, 8.82%,
11/13/41 ............... 4,117 4,380,813
SCG Commercial Mortgage Trust
(a)(c)
Series 2025-DLFN, Class D, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.15%), 5.90%, 03/15/35 ... 1,150 1,145,702
Series 2025-DLFN, Class E, (1-mo.
CME Term SOFR at 2.95% Floor
+ 2.95%), 6.70%, 03/15/35 ... 8,474 8,421,082
Series 2025-DLFN, Class HRR, (1-
mo. CME Term SOFR at 4.95%
Floor + 4.95%), 8.70%, 03/15/35 22,850 22,364,049
Series 2025-FLWR, Class A, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 5.00%, 08/15/42 ... 3,997 3,999,497

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-FLWR, Class E, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.75%), 6.50%, 08/15/42 ... USD 650 $ 651,613
SDAL Trust, Series 2025-DAL, Class A,
(1-mo. CME Term SOFR at 2.44%
Floor + 2.44%), 6.19%, 04/15/42
(a) (c)
4,137 4,162,696
SELF Commercial Mortgage Trust
(a)(c)
Series 2024-STRG, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.29%, 11/15/34 ... 6,510 6,514,064
Series 2024-STRG, Class E, (1-mo.
CME Term SOFR at 4.19% Floor
+ 4.19%), 7.94%, 11/15/34 ... 6,569 6,585,406
Series 2024-STRG, Class F, (1-mo.
CME Term SOFR at 5.19% Floor
+ 5.19%), 8.94%, 11/15/34 ... 6,545 6,538,656
SG Commercial Mortgage Securities
Trust
(a)(c)
Series 2019-PREZ, Class D, 3.48%,
09/15/39 ............... 4,690 4,184,879
Series 2019-PREZ, Class E, 3.48%,
09/15/39 ............... 3,356 2,865,839
SHR Trust
(a)(c)
Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 5.70%, 10/15/41 ... 38,145 38,224,418
Series 2024-LXRY, Class D, (1-mo.
CME Term SOFR at 3.60% Floor
+ 3.60%), 7.35%, 10/15/41 ... 7,065 7,107,927
Series 2024-LXRY, Class E, (1-mo.
CME Term SOFR at 4.45% Floor
+ 4.45%), 8.20%, 10/15/41 ... 3,486 3,511,059
SLG Office Trust, Series 2021-OVA,
Class A, 2.59%, 07/15/41
(c)
..... 1,171 1,046,878
TCO Commercial Mortgage Trust,
Series 2024-DPM, Class D, (1-mo.
CME Term SOFR at 2.74% Floor +
2.74%), 6.49%, 12/15/39
(a) (c)
.... 1,101 1,102,375
THPT Mortgage Trust, Series 2023-
THL, Class A, 6.99%, 12/10/34
(a) (c)
4,267 4,320,476
TYSN Mortgage Trust, Series 2023-
CRNR, Class A, 6.58%, 12/10/33
(a) (c)
4,360 4,589,794
UNIV Trust
(a)(c)
Series 2025-APTS, Class A, (1-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.40%, 11/15/42 ... 10,568 10,581,034
Series 2025-APTS, Class B, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.25%), 6.00%, 11/15/42 ... 2,481 2,484,088
VCC Trust, Series 2025-MC1, Class A1,
8.16%, 05/25/55
(c) (g)
.......... 5,953 5,924,432
VEGAS, Series 2024-GCS, Class C,
6.22%, 07/10/36
(a) (c)
.......... 23,080 23,226,318
VEGAS Trust
(c)
Series 2024-GCS, Class D, 6.22%,
07/10/36
(a)
.............. 32,540 32,206,595
Series 2024-TI, Class A, 5.52%,
11/10/39 ............... 1,432 1,451,374
Velocity Commercial Capital Loan
Trust
(c)
Series 2017-2, Class M3, 4.24%,
11/25/47
(a)
.............. 546 516,545
Series 2017-2, Class M4, 5.00%,
11/25/47
(a)
.............. 329 301,906
Series 2018-1, Class M2, 4.26%,
04/25/48 ............... 291 279,482
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-1, Class M1, 2.80%,
02/25/50
(a)
.............. USD 705 $ 573,706
Series 2020-1, Class M2, 2.98%,
02/25/50
(a)
.............. 828 669,149
Series 2020-1, Class M3, 3.19%,
02/25/50
(a)
.............. 366 293,250
Series 2020-1, Class M4, 3.54%,
02/25/50
(a)
.............. 565 444,054
Series 2020-1, Class M5, 4.29%,
02/25/50
(a)
.............. 643 504,556
Series 2021-4, Class M4, 4.48%,
12/26/51
(a)
.............. 1,719 1,416,559
Series 2021-4, Class M6, 6.93%,
12/26/51
(a)
.............. 2,183 1,668,538
Series 2022-1, Class M4, 5.20%,
02/25/52
(a)
.............. 1,136 968,546
Series 2022-4, Class M2, 6.97%,
08/25/52
(a)
.............. 1,686 1,710,068
Series 2022-4, Class M3, 7.52%,
08/25/52
(a)
.............. 1,415 1,440,957
Series 2022-4, Class M4, 7.52%,
08/25/52
(a)
.............. 1,941 1,883,962
Series 2023-1, Class M5, 9.62%,
01/25/53
(a)
.............. 3,472 3,321,067
Series 2023-2, Class A, 6.22%,
05/25/53
(a)
.............. 4,068 4,063,567
Series 2024-1, Class M2, 7.23%,
01/25/54
(a)
.............. 1,058 1,063,597
Series 2024-1, Class M3, 8.44%,
01/25/54
(a)
.............. 1,039 1,062,394
Series 2024-5, Class A, 5.49%,
10/25/54
(a)
.............. 7,387 7,416,677
Series 2024-5, Class M2, 5.96%,
10/25/54
(a)
.............. 2,957 2,947,972
Series 2024-5, Class M3, 6.76%,
10/25/54
(a)
.............. 4,386 4,398,509
Series 2024-5, Class M4, 9.53%,
10/25/54
(a)
.............. 2,544 2,567,837
Series 2024-6, Class M2, 6.55%,
12/25/54
(a)
.............. 843 846,610
Series 2024-6, Class M3, 6.92%,
12/25/54
(a)
.............. 1,543 1,550,426
Series 2024-6, Class M4, 9.67%,
12/25/54
(a)
.............. 2,285 2,309,239
Series 2025-1, Class M3, 7.33%,
02/25/55
(a)
.............. 3,895 3,949,329
Series 2025-1, Class M4, 10.15%,
02/25/55
(a)
.............. 1,348 1,365,428
Series 2025-3, Class M3, 7.38%,
06/25/55
(a)
.............. 3,624 3,691,170
Series 2025-4, Class M3, 6.31%,
09/25/55
(a)
.............. 1,812 1,805,676
Series 2025-4, Class M5, 10.06%,
09/25/55
(a)
.............. 1,664 1,520,773
Series 2025-5, Class M2, 6.31%,
12/25/55
(a)
.............. 821 823,279
Series 2025-5, Class M3, 6.70%,
12/25/55
(a)
.............. 3,538 3,538,794
Series 2025-5, Class M4, 9.19%,
12/25/55
(a)
.............. 1,000 999,494
Series 2025-P2, Class A, 5.46%,
10/25/55
(a)
.............. 19,976 19,939,623
Series 2025-P2, Class M1, 6.04%,
10/25/55
(a)
.............. 1,677 1,672,449
Series 2025-P2, Class M2, 6.56%,
10/25/55
(a)
.............. 1,874 1,867,272

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-P2, Class M3, 6.85%,
10/25/55
(a)
.............. USD 3,279 $ 3,267,612
Series 2025-P2, Class M4, 9.45%,
10/25/55
(a)
.............. 1,949 1,941,540
Series 2025-P2, Class M5, 10.21%,
10/25/55
(a)
.............. 710 647,759
VTR Commercial Mortgage Trust
(a)(c)
Series 2025-STEM, Class A, 5.03%,
10/13/39 ............... 17,487 17,527,133
Series 2025-STEM, Class D, 6.49%,
10/13/39 ............... 3,734 3,750,523
Wells Fargo Commercial Mortgage
Trust
(c)
Series 2018-1745, Class A, 3.75%,
06/15/36
(a)
.............. 1,022 959,732
Series 2019-C49, Class D, 3.00%,
03/15/52 ............... 988 816,868
Series 2021-FCMT, Class D, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.61%), 7.37%, 05/15/31
(a)
.. 750 748,713
Series 2024-1CHI, Class A, 5.31%,
07/15/35
(a)
.............. 5,640 5,688,824
Series 2024-BPRC, Class B, 6.22%,
07/15/43 ............... 10,322 10,641,754
Series 2024-BPRC, Class C, 6.43%,
07/15/43 ............... 6,236 6,297,267
Series 2024-BPRC, Class D, 7.08%,
07/15/43 ............... 2,520 2,539,847
Series 2024-BPRC, Class HRR,
9.56%, 07/15/43 .......... 8,400 8,369,837
WEST Trust
(a)(c)
Series 2025-ROSE, Class A, 5.28%,
04/10/35 ............... 4,758 4,831,646
Series 2025-ROSE, Class HRR,
8.98%, 04/10/35 .......... 14,000 14,252,002
WHARF Commercial Mortgage Trust
(a)(c)
Series 2025-DC, Class A, 5.35%,
07/15/40 ............... 10,430 10,717,732
Series 2025-DC, Class E, 7.72%,
07/15/40 ............... 6,082 6,214,936
2,702,688,814
Interest Only Collateralized Mortgage Obligations — 0 .1%
United States — 0.1%
(a)
Barclays Mortgage Loan Trust
(c)
Series 2023-NQM3, Class XS,
0.82%, 10/25/63 .......... 90,511 637,760
Series 2024-NQM1, Class XS,
2.45%, 01/25/64 .......... 62,155 1,554,760
Series 2024-NQM3, Class XS,
0.00%, 06/25/64 .......... 78,295 1,920,481
Series 2025-NQM1, Class XS,
0.00%, 01/25/65 .......... 103,664 3,652,477
Series 2025-NQM2, Class XS2,
0.00%, 05/25/65 .......... 89,955 2,364,199
CSMC Trust
(c)
Series 2020-NQM1, Class AIOS,
0.42%, 05/25/65 .......... 3,079 29,441
Series 2020-NQM1, Class XS,
2.05%, 05/25/65 .......... 3,077 205,389
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
0.00%, 07/25/47 ............ 10,252 9,002
Security
Par (000)
Par (000) Value
United States (continued)
J.P. Morgan Mortgage Trust
(c)
Series 2021-INV5, Class A2X,
0.50%, 12/25/51 .......... USD 88,826 $ 2,520,399
Series 2021-INV5, Class A5X,
0.50%, 12/25/51 .......... 12,903 366,131
Series 2021-INV5, Class AX1,
0.18%, 12/25/51 .......... 173,986 1,844,181
Series 2021-INV7, Class A2X,
0.50%, 02/25/52 .......... 54,778 1,576,177
Series 2021-INV7, Class A3X,
0.50%, 02/25/52 .......... 30,877 558,089
Series 2021-INV7, Class A4X,
0.50%, 02/25/52 .......... 15,746 661,319
Series 2021-INV7, Class A5X,
0.50%, 02/25/52 .......... 5,965 171,631
Series 2021-INV7, Class AX1,
0.27%, 02/25/52 .......... 107,366 1,636,394
Reperforming Loan REMIC Trust,
Series 2005-R3, Class AS, 1.66%,
09/25/35
(c)
................ 833 37,037
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, 1.96%,
02/25/38
(c)
................ 29,909 6,491,053
26,235,920
Interest Only Commercial Mortgage-Backed Securities — 0 .1%
United States — 0.1%
245 Park Avenue Trust, Series 2017-
245P, Class XA, 0.15%, 06/05/37
(a) (c)
25,000 54,050
BANK, Series 2019-BN20, Class XB,
0.36%, 09/15/62
(a)
........... 86,048 1,078,138
Bank of America Merrill Lynch
Commercial Mortgage Trust, Series
2017-BNK3, Class XB, 0.59%,
02/15/50
(a)
................ 31,555 157,579
BBCMS Mortgage Trust, Series 2020-
C7, Class XB, 0.97%, 04/15/53
(a)
. 2,706 103,729
BBCMS Trust
(a)(c)
Series 2015-SRCH, Class XA,
0.83%, 08/10/35 .......... 61,517 570,263
Series 2015-SRCH, Class XB,
0.19%, 08/10/35 .......... 42,790 112,714
Benchmark Mortgage Trust
(a)
Series 2019-B9, Class XA, 1.00%,
03/15/52 ............... 29,839 740,079
Series 2020-B17, Class XB, 0.50%,
03/15/53 ............... 13,340 230,010
Series 2021-B23, Class XA, 1.25%,
02/15/54 ............... 47,294 2,145,650
BMO Mortgage Trust, Series 2023-C5,
Class XA, 0.72%, 06/15/56
(a)
.... 27,989 1,111,528
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class XB, 0.69%,
05/10/58
(a)
................ 18,700 305
Commercial Mortgage Trust, Series
2018-COR3, Class XD, 1.75%,
05/10/51
(a) (c)
............... 8,680 299,246
CSAIL Commercial Mortgage Trust
(a)
Series 2017-CX10, Class XB,
0.23%, 11/15/50 .......... 32,800 174,007
Series 2019-C16, Class XA, 1.53%,
06/15/52 ............... 65,846 2,770,222
Series 2019-C17, Class XA, 1.31%,
09/15/52 ............... 25,131 910,583

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-C17, Class XB, 0.52%,
09/15/52 ............... USD 41,829 $ 704,944
CSMC OA LLC, Series 2014-USA,
Class X2, 0.04%, 09/15/37
(a) (c)
... 598,765 5,988
DBGS Mortgage Trust, Series 2019-
1735, Class X, 0.29%, 04/10/37
(a) (c)
52,590 471,259
DBJPM Mortgage Trust, Series 2017-
C6, Class XD, 1.00%, 06/10/50
(a) (c)
15,440 185,988
ELM Trust
(a)(c)
Series 2024-ELM, Class XP10,
0.23%, 06/10/39 .......... 98,981 95,835
Series 2024-ELM, Class XP15,
1.56%, 06/10/39 .......... 90,365 581,700
GS Mortgage Securities Trust
(a)
Series 2019-GSA1, Class XA,
0.80%, 11/10/52 .......... 15,478 389,953
Series 2020-GSA2, Class XA,
1.66%, 12/12/53
(c)
......... 30,130 1,843,665
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(c)
Series 2016-JP3, Class XC, 0.75%,
08/15/49 ............... 37,589 116,466
Series 2024-IGLG, Class X, 0.01%,
11/09/39 ............... 218,000 32,133
JPMBB Commercial Mortgage
Securities Trust
(a)
Series 2014-C22, Class XA, 0.40%,
09/15/47 ............... 342 4
Series 2015-C27, Class XD, 0.50%,
02/15/48
(c)
.............. 31,775 193,897
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C4,
Class XC, 0.75%, 12/15/49
(a) (c)
... 14,670 65,299
Ladder Capital Commercial Mortgage
Mortgage Trust, Series 2013-GCP,
Class XA, 1.13%, 02/15/36
(a) (c)
... 5,557 114,234
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 0.87%,
03/10/50
(a) (c)
............... 6,390 36,181
MCR Mortgage Trust, Series 2024-
TWA, Class XA, 0.92%, 06/12/39
(c)
32,439 265,056
Morgan Stanley Bank of America Merrill
Lynch Trust
(a)(c)
Series 2014-C19, Class XD, 1.27%,
12/15/47 ............... 38,411 384
Series 2014-C19, Class XF, 1.27%,
12/15/47 ............... 13,486 151,867
Series 2015-C21, Class XB, 0.00%,
03/15/48 ............... 11,863 119
Series 2015-C26, Class XD, 1.14%,
10/15/48 ............... 18,660 83,273
Morgan Stanley Capital I Trust
(a)
Series 2017-H1, Class XD, 2.14%,
06/15/50
(c)
.............. 8,870 240,446
Series 2019-H6, Class XB, 0.71%,
06/15/52 ............... 53,695 1,200,397
Series 2019-L2, Class XA, 0.99%,
03/15/52 ............... 20,559 532,816
MSWF Commercial Mortgage Trust,
Series 2023-2, Class XA, 0.91%,
12/15/56
(a)
................ 107,190 6,003,367
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, 0.38%,
05/10/39
(a) (c)
............... 99,000 357,954
Security
Par (000)
Par (000) Value
United States (continued)
One Market Plaza Trust
(a)(c)
Series 2017-1MKT, Class XCP,
0.00%, 02/10/32 .......... USD 126,326 $ 393,329
Series 2017-1MKT, Class XNCP,
0.09%, 02/10/32 .......... 25,265 66,084
UBS Commercial Mortgage Trust
(a)
Series 2019-C17, Class XA, 1.44%,
10/15/52 ............... 38,869 1,713,929
Series 2019-C18, Class XA, 0.98%,
12/15/52 ............... 65,532 1,816,903
Wells Fargo Commercial Mortgage
Trust
(a)
Series 2016-BNK1, Class XD,
1.21%, 08/15/49
(c)
......... 9,764 54,213
Series 2019-C50, Class XA, 1.40%,
05/15/52 ............... 46,879 1,625,659
Series 2021-C59, Class XA, 1.48%,
04/15/54 ............... 36,983 2,074,664
Series 2024-BPRC, Class X, 0.09%,
07/15/43
(c)
.............. 67,308 562,789
32,438,898
Total Non-Agency Mortgage-Backed Securities — 14.2%
(Cost: $ 6,424,179,173 ) ........................... 6,409,467,824
Preferred Securities
Capital Trusts — 0 .8%
Denmark — 0.0%
Orsted A/S , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.14%), 2.50% , 02/18/3021
(a) (b)
... GBP 5,000 5,168,512
France — 0.1%
(a)(p)
Air France-KLM , (5-Year EURIBOR ICE
Swap Rate + 3.58%), 5.75%
(b)
... EUR 1,500 1,785,674
Electricite de France SA
(5-Year EURIBOR ICE Swap Rate +
2.07%), 4.38%
(b)
.......... 18,900 21,978,595
(5-Year EURIBOR ICE Swap Rate +
2.94%), 5.13%
(b)
.......... 2,800 3,379,144
Unibail-Rodamco-Westfield SE , (5-Year
EURIBOR ICE Swap Rate + 2.43%),
4.75%
(b)
.................. 10,100 12,083,765
Veolia Environnement SA , (5-Year
EURIBOR ICE Swap Rate + 1.84%),
4.32%
(b)
.................. 3,500 4,093,012
43,320,190
Germany — 0.2%
(a)
Bayer AG , Series NC5 , (5-Year
EUR Swap Annual + 3.43%),
6.63% , 09/25/83
(b)
........... 31,000 38,665,749
Deutsche Bank AG
(p)
(5-Year EURIBOR ICE Swap Rate +
4.04%), 6.75%
(b)
.......... 6,000 7,201,038
(5-Year EURIBOR ICE Swap Rate +
4.60%), 7.13%
(b)
.......... 2,800 3,481,301
(5-Year EURIBOR ICE Swap Rate +
5.11%), 7.38%
(b)
.......... 3,400 4,300,950
Volkswagen International Finance NV ,
(EUAMDB08 + 3.49%), 5.99%
(b) (p)
. 9,500 11,552,832
65,201,870

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy — 0.0%
(a)(b)(p)
Enel SpA , (5-Year EURIBOR ICE Swap
Rate + 2.01%), 4.25% ........ EUR 6,675 $ 7,941,872
Eni SpA , (5-Year EUR Swap Annual +
2.08%), 4.50% ............. 5,125 6,116,232
Prysmian SpA , (5-Year EURIBOR ICE
Swap Rate + 3.01%), 5.25% .... 6,550 8,011,897
22,070,001
Japan — 0.0%
Rakuten Group, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.25%), 8.13%
(a)
(c) (p)
..................... USD 7,951 8,189,301
Luxembourg — 0.0%
Vivion Investments SARL , (5-Year
EURIBOR ICE Swap Rate + 6.16%),
8.13%
(a) (b) (p)
................ EUR 2,400 2,610,555
Netherlands — 0.0%
NN Group NV , (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75%
(a) (b) (p)
. 2,850 3,409,983
Norway — 0.0%
Var Energi ASA , (5-Year EURIBOR
ICE Swap Rate + 4.77%),
7.86% , 11/15/83
(a) (b)
.......... 10,387 13,402,307
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA ,
(5-Year EUR Swap Annual + 6.46%),
6.00%
(a) (b) (p)
................ 4,600 5,416,959
Sweden — 0.1%
Heimstaden Bostad AB , (5-Year EUR
Swap Annual + 3.15%), 2.63%
(a) (b) (p)
13,277 15,155,553
Switzerland — 0.1%
UBS Group AG
(a)(c)(p)
(USISSO05 + 3.12%), 6.60% .... USD 10,074 10,230,782
(USISSO05 + 3.08%), 7.00% .... 12,844 13,123,813
(USISSO05 + 3.18%), 7.13% .... 13,064 13,387,524
36,742,119
United Kingdom — 0.0%
(a)
Barclays plc
(p)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.41%), 4.38% ........... 1,754 1,696,905
(USISSO05 + 3.69%), 7.63%
(o)
.. 1,298 1,384,929
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50% , 05/21/55
(b)
..... GBP 7,473 10,375,528
13,457,362
United States — 0.3%
(a)
Aptiv Swiss Holdings Ltd. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.39%),
6.88% , 12/15/54
(o)
........... USD 1,918 2,000,481
Bank of America Corp. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25%
(p)
1,000 1,015,706
Citigroup, Inc.
(p)
Series GG , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.89%), 6.88% .... 63,946 66,446,616
Series FF , (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.73%), 6.95% .... 23,530 24,258,842
Security
Par (000)
Par (000) Value
United States (continued)
Energy Transfer LP , Series G , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 5.31%),
7.13%
(p)
.................. USD 20,848 $ 21,347,372
General Motors Financial Co., Inc. ,
Series C , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 5.00%), 5.70%
(o) (p)
.......... 9,658 9,697,418
Goldman Sachs Group, Inc. (The) , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.46%),
6.85%
(p)
.................. 1,000 1,039,914
Sunoco LP , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 4.23%), 7.88%
(c) (p)
.......... 6,623 6,803,642
Venture Global LNG, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 5.44%),
9.00%
(c) (p)
................. 6,997 5,525,746
138,135,737
Total Capital Trusts — 0.8%
(Cost: $ 354,283,993 ) ............................. 372,280,449
Shares
Shares
Preferred Stocks — 1 .5%
Brazil — 0.0%
(e)
Localiza Rent a Car SA (Preference) . 5,779 45,351
Neon Payments Ltd.
(f)
........... 28,089 11,642,609
11,687,960
China — 0.2%
ByteDance Ltd. , Series E-1 , (Acquired
11/11/20 , cost $ 32,477,349 )
(e) (f) (m)
. 296,396 76,668,753
Finland — 0.0%
Aiven OY , Series D
(e) (f)
........... 169,258 9,185,632
Germany — 0.0%
Draegerwerk AG & Co. KGaA ..... 30,094 2,441,125
Volocopter GmbH , (Acquired 03/03/21 ,
cost $ 11,751,352 )
(e) (f) (m)
........ 2,211 —
2,441,125
Sweden — 0.0%
Volta Greentech AB , Series C ,
(Acquired 02/22/22 , cost
$ 5,952,131 )
(e) (f) (m)
............ 50,461 1
United Kingdom — 0.0%
10x Future Technologies Services Ltd. ,
Series D , (Acquired 12/19/23 , cost
$ 16,122,168 )
(e) (f) (m)
........... 425,677 4,257,531
United States — 1.3%
Anduril Engineering LLC , Series F
(e) (f)
688,766 30,725,851
Anduril Investors LLC , Series G
(e) (f)
.. 176,206 7,860,550
Anthropic PBC , Series F , (Acquired
08/18/25 , cost $ 36,911,802 )
(e) (f) (m)
. 261,846 63,733,316
Boeing Co. (The) , 6.00%
(r)
........ 177,550 12,261,603
Breeze Aviation Group, Inc. , Series
B , (Acquired 07/30/21 , cost
$ 7,738,156 )
(e) (f) (m)
............ 14,327 2,228,565
Bright Machines, Inc. , Series C
(e) (f)
... 1,958,349 391,670
Bright Machines, Inc. , Series C-1
(e) (f)
. 4,079,305 326,344
Cap Hill Brands , Class E
(e) (f)
....... 13,277,076 133

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Clarify Health Solutions, Inc.
(e) (f)
.... 1,542,267 $ 4,441,729
CoreWeave, Inc. , 10.00% , ( 10.00%
Cash or 10.00 % PIK)
(f) (q)
....... 20,264,000 20,061,360
Crescent Midstream Operating LLC
(e) (f) (l)
11,350,000 11,690,500
Davidson Homes, Inc. , 12.00% ,
( 12.00 % Cash or 12.00 % PIK)
(f) (q)
. 77,385 86,997,765
Dream Finders Homes, Inc.
(Preference) , 9.00%
(f)
......... 58,891 58,375,704
EXO Capital Technologies, Inc. ,
Series D , (Acquired 08/14/24 , cost
$ 284,712 )
(e) (f) (m)
............. 466,497 345,208
HawkEye 360, Inc. , Series D1
(e) (f)
... 1,684,066 34,792,804
HNG Hospitality offshore LP , (Acquired
02/16/24 , cost $ 26,198,000 )
(e) (f) (m)
. 26,198,000 19,386,520
Insightful Corp. , Series D
(e) (f)
....... 12,737,258 4,119,229
JumpCloud, Inc. , Series E-1 , (Acquired
10/30/20 , cost $ 8,237,574 )
(e) (f) (m)
.. 4,516,957 10,027,645
JumpCloud, Inc. , Series F , (Acquired
09/03/21 , cost $ 1,779,219 )
(e) (f) (m)
.. 297,096 659,553
Lessen Holdings, Inc. , Series B
(e) (f)
.. 542,406 5
Lessen Holdings, Inc. , Series BX
(e) (f)
. 1,460,424 15
Loadsmart, Inc. , Series C , (Acquired
10/05/20 , cost $ 7,500,000 )
(e) (f) (m)
.. 877,193 5,921,053
Loadsmart, Inc. , Series D , (Acquired
01/27/22 , cost $ 2,351,580 )
(e) (f) (m)
.. 117,579 1,208,712
Mythic AI, Inc. , Series C , (Acquired
01/26/21 , cost $ 4,357,643 )
(e) (f) (m)
.. 6,343 —
Noodle, Inc. , Series C , (Acquired
08/26/21 , cost $ 7,700,677 )
(e) (f) (m)
.. 862,850 569,481
PG&E Corp. , Series A , 6.00%
(r)
.... 372,000 15,252,000
PsiQuantum Corp. , Series D , (Acquired
05/21/21 , cost $ 3,512,029 )
(e) (f) (m)
.. 133,913 5,768,972
RapidSOS, Inc. , Series C-1
(e) (f)
..... 10,953,097 12,157,938
SCI PH Parent, Inc. , (Acquired
02/10/23 , cost $ 7,993,000 ) ,
12.50%
(a) (f) (m)
............... 7,993 10,650,672
Snorkel AI, Inc. , Series C , (Acquired
06/30/21 , cost $ 2,440,004 )
(e) (f) (m)
.. 162,454 1,241,148
Ursa Major Technologies, Inc. , Series
C , (Acquired 09/13/21 , cost
$ 7,831,305 )
(e) (f) (m)
............ 1,312,920 5,776,848
Ursa Major Technologies, Inc. , Series
D , (Acquired 10/14/22 , cost
$ 1,066,003 )
(e) (f) (m)
............ 160,843 727,010
Verge Genomics
(e) (f)
............ 1,583,866 237,580
Veritas Newco
(e) (f)
.............. 77,944 1,831,687
Veritas Newco, Series G-1
(e) (f)
...... 53,806 1,237,544
Versa Networks, Inc. , Series
E , (Acquired 10/14/22 , cost
$ 27,065,882 ) , 12.00% , ( 12.00%
Cash or 12.00 % PIK)
(f) (m) (q)
...... 9,274,836 56,576,500
x.AI, Inc. , Series C
(e) (f)
........... 1,360,120 90,856,016
578,439,230
Total Preferred Stocks — 1.5%
(Cost: $ 599,138,180 ) ............................. 682,680,232
Total Preferred Securities — 2.3%
(Cost: $ 953,422,173 ) ............................. 1,054,960,681
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Federal National Mortgage Association ,
Series T , 8.25%
(p)
............ USD 1,500 $ 20,925,000
Tennessee Valley Authority ,
5.25% , 02/01/55 ............ 33,500 33,144,259
54,069,259
Collateralized Mortgage Obligations — 4.0%
(a)
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer Trust
Variable Rate Notes , Series 2018-1 ,
Class BX , 3.46% , 05/25/57 ..... 1,373 578,410
Federal Home Loan Mortgage Corp.
Variable Rate Notes
Class FH , (SOFR 30 day Average
at 1.50% Floor and 6.50% Cap
+ 1.50%), 5.37% , 06/25/55 . 15,854 16,014,166
Series 413 , Class F26 , (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
5.07% , 05/25/54 ........ 36,431 36,561,661
Series 5386 , Class FD , (SOFR
30 day Average at 1.25%
Floor and 7.00% Cap +
1.25%), 5.12% , 03/25/54 .. 17,840 17,919,998
Series 5424 , Class FA , (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
5.07% , 06/25/54 ........ 39,804 39,947,226
Series 5448 , Class CF , (SOFR 30
day Average at 1.00% Floor
and 7.00% Cap + 1.00%),
4.87% , 09/25/54 ........ 60,503 60,637,129
Series 5458 , Class DF , (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
4.97% , 10/25/54 ........ 41,740 41,825,181
Series 5458 , Class FB , (SOFR 30
day Average at 1.15% Floor
and 6.50% Cap + 1.15%),
5.02% , 10/25/54
(o)
....... 78,570 78,791,069
Series 5467 , Class FC , (SOFR
30 day Average at 1.06%
Floor and 6.50% Cap +
1.06%), 4.93% , 10/25/54 .. 76,135 76,238,327
Series 5468 , Class WF , (SOFR
30 day Average at 1.10%
Floor and 6.50% Cap +
1.10%), 4.97% , 11/25/54 .. 17,675 17,712,002
Series 5469 , Class F , (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
4.97% , 09/25/54 ........ 17,882 17,919,615
Series 5470 , Class AF , (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
4.97% , 11/25/54 ........ 25,015 25,062,659
Series 5478 , Class FD , (SOFR
30 day Average at 1.40%
Floor and 6.50% Cap +
1.40%), 5.27% , 02/25/54 .. 11,857 11,948,698
Series 5478 , Class FH , (SOFR
30 day Average at 1.45%
Floor and 6.50% Cap +
1.45%), 5.32% , 04/25/54 .. 39,070 39,404,031

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5479 , Class FB , (SOFR 30
day Average at 1.40% Floor
and 6.50% Cap + 1.40%),
5.27% , 12/25/54 ........ USD 9,842 $ 9,917,977
Series 5480 , Class FA , (SOFR 30
day Average at 1.45% Floor
and 6.50% Cap + 1.45%),
5.32% , 03/25/54 ........ 38,598 38,922,791
Series 5482 , Class FB , (SOFR 30
day Average at 1.50% Floor
and 6.50% Cap + 1.50%),
5.37% , 12/25/54 ........ 18,975 19,162,359
Series 5500 , Class DF , (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.22% , 10/25/54 ........ 14,572 14,679,080
Series 5502 , Class EF , (SOFR 30
day Average at 1.40% Floor
and 6.50% Cap + 1.40%),
5.27% , 02/25/55 ........ 11,669 11,766,685
Series 5503 , Class FB , (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.22% , 02/25/55 ........ 13,322 13,423,850
Series 5505 , Class FB , (SOFR 30
day Average at 1.50% Floor
and 6.50% Cap + 1.50%),
5.37% , 02/25/55 ........ 28,524 28,808,598
Series 5505 , Class JF , (SOFR 30
day Average at 1.45% Floor
and 6.50% Cap + 1.45%),
5.32% , 02/25/55 ........ 69,044 69,666,731
Series 5508 , Class FE , (SOFR 30
day Average at 1.60% Floor
and 6.50% Cap + 1.60%),
5.47% , 02/25/55 ........ 16,103 16,275,055
Series 5511 , Class QF , (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.22% , 03/25/55 ........ 107,630 108,432,576
Series 5515 , Class FB , (SOFR 30
day Average at 1.40% Floor
and 6.50% Cap + 1.40%),
5.27% , 03/25/55 ........ 12,077 12,179,854
Series 5539 , Class FC , (SOFR
30 day Average at 1.50%
Floor and 6.50% Cap +
1.50%), 5.37% , 05/25/55 .. 16,208 16,367,609
Series 5543 , Class FC , (SOFR
30 day Average at 1.50%
Floor and 6.50% Cap +
1.50%), 5.37% , 06/25/55 .. 12,409 12,530,045
Series 5543 , Class FG , (SOFR
30 day Average at 1.50%
Floor and 6.50% Cap +
1.50%), 5.37% , 06/25/55 .. 12,522 12,645,844
Series 5543 , Class FM , (SOFR
30 day Average at 1.50%
Floor and 6.50% Cap +
1.50%), 5.37% , 06/25/55 .. 16,598 16,762,040
Series 5563 , Class FA , (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.22% , 08/25/55 ........ 27,611 27,832,555
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5570 , Class FA , (SOFR 30
day Average at 1.40% Floor
and 6.50% Cap + 1.40%),
5.27% , 05/25/55 ........ USD 17,836 $ 17,989,832
Series 5574 , Class FB , (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.22% , 09/25/55 ........ 13,041 13,144,704
Federal National Mortgage Association
Variable Rate Notes
Series 2023-35 , Class FC ,
(SOFR 30 day Average at
1.10% Floor and 7.00% Cap +
1.10%), 4.97% , 08/25/53 .. 21,749 21,809,813
Series 2023-68 , Class FB ,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 4.92% , 01/25/54 .. 22,931 22,988,825
Series 2024-30 , Class FC ,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 4.92% , 06/25/54 .. 48,413 48,535,251
Series 2024-38 , Class FE ,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 4.92% , 06/25/54 .. 46,351 46,473,759
Series 2024-51 , Class BF ,
(SOFR 30 day Average at
1.15% Floor and 7.00% Cap +
1.15%), 5.02% , 08/25/54 .. 22,315 22,386,035
Series 2024-63 , Class FH ,
(SOFR 30 day Average at
1.10% Floor and 7.00% Cap +
1.10%), 4.97% , 09/25/54 .. 16,589 16,635,141
Series 2024-75 , Class FC ,
(SOFR 30 day Average at
0.95% Floor and 7.00% Cap +
0.95%), 4.82% , 10/25/54 .. 49,332 49,384,450
Series 2024-88 , Class FC ,
(SOFR 30 day Average at
1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 12/25/54 .. 13,577 13,679,092
Series 2024-91 , Class FA ,
(SOFR 30 day Average at
1.20% Floor and 7.00% Cap +
1.20%), 5.07% , 12/25/54 .. 56,849 57,042,468
Series 2024-94 , Class FB ,
(SOFR 30 day Average at
1.42% Floor and 6.50% Cap +
1.42%), 5.29% , 12/25/54 .. 69,684 70,267,970
Series 2024-95 , Class FC ,
(SOFR 30 day Average at
1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 12/25/54 .. 4,750 4,789,062
Series 2024-96 , Class FA ,
(SOFR 30 day Average at
1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 12/25/54 .. 23,815 24,001,410
Series 2025-1 , Class FX , (SOFR
30 day Average at 1.35%
Floor and 6.50% Cap +
1.35%), 5.22% , 02/25/55 .. 16,022 16,137,437
Series 2025-13 , Class FB ,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.17% , 03/25/55 .. 127,064 127,862,239

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-18 , Class FH ,
(SOFR 30 day Average at
1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 08/25/54 .. USD 8,469 $ 8,538,105
Series 2025-2 , Class FG , (SOFR
30 day Average at 1.45%
Floor and 6.50% Cap +
1.45%), 5.32% , 02/25/55 .. 29,497 29,766,048
Series 2025-21 , Class FB ,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.17% , 07/25/53 .. 27,572 27,726,139
Series 2025-31 , Class FA ,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.17% , 06/25/54 .. 50,367 50,665,546
Series 2025-32 , Class FA ,
(SOFR 30 day Average at
1.25% Floor and 6.50% Cap +
1.25%), 5.12% , 05/25/55 .. 38,224 38,408,373
Series 2025-35 , Class FJ ,
(SOFR 30 day Average at
1.60% Floor and 6.50% Cap +
1.60%), 5.47% , 05/25/55 .. 19,625 19,842,500
Series 2025-42 , Class FA ,
(SOFR 30 day Average at
1.50% Floor and 6.50% Cap +
1.50%), 5.37% , 06/25/55 .. 11,722 11,836,651
Series 2025-42 , Class FE ,
(SOFR 30 day Average at
1.55% Floor and 6.50% Cap +
1.55%), 5.42% , 06/25/55 .. 21,397 21,629,003
Series 2025-63 , Class DF ,
(SOFR 30 day Average at
1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 08/25/55 .. 10,622 10,719,554
Series 2025-9 , Class FG , (SOFR
30 day Average at 1.35%
Floor and 6.50% Cap +
1.35%), 5.22% , 03/25/55 .. 8,894 8,955,907
Government National Mortgage
Association Variable Rate Notes
Series 2024-125 , Class HF ,
(SOFR 30 day Average at
1.00% Floor and 7.00% Cap +
1.00%), 4.92% , 08/20/54 .. 38,106 38,213,923
Series 2024-51 , Class TF , (SOFR
30 day Average at 1.00%
Floor and 7.00% Cap +
1.00%), 4.92% , 03/20/54 .. 8,048 8,066,128
Series 2024-96 , Class FL ,
(SOFR 30 day Average at
1.15% Floor and 6.50% Cap +
1.15%), 5.07% , 06/20/54 .. 12,652 12,686,932
Series 2025-9 , Class FE , (SOFR
30 day Average at 1.25%
Floor and 6.50% Cap +
1.25%), 5.17% , 01/20/55 .. 12,934 12,990,314
1,783,106,432
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates , Series KJ48 , Class A2 ,
5.03% , 10/25/31 ............ USD 4,457 $ 4,590,564
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(c)
Series 2017-KGX1 , Class BFX ,
3.59% , 10/25/27 ........ 2,876 2,745,012
Series 2018-K80 , Class B ,
4.23% , 08/25/50 ........ 2,888 2,842,678
Series 2018-W5FX , Class CFX ,
3.66% , 04/25/28 ........ 10,680 10,031,145
Series 2019-K99 , Class C ,
3.65% , 10/25/52 ........ 1,000 951,097
Federal National Mortgage Association
Variable Rate Notes , Series 2024-
P015 , Class A1 , 4.30% , 11/25/32
(a)
2,360 2,354,320
Government National Mortgage
Association
Series 2023-119 , Class AD ,
2.25% , 04/16/65 ........ 2,761 2,215,333
Series 2025-126 , Class AD ,
5.00% , 05/16/65 ........ 4,450 4,455,229
Series 2025-128 , Class AD ,
5.00% , 10/16/56 ........ 10,294 10,369,403
Series 2025-128 , Class AG ,
4.75% , 07/16/66 ........ 10,227 10,068,864
Series 2025-129 , Class AB ,
4.75% , 09/16/54 ........ 6,519 6,503,811
Series 2025-130 , Class AL ,
4.75% , 08/16/56 ........ 6,522 6,503,402
Series 2025-88 , Class AT ,
5.00% , 06/16/58 ........ 10,231 10,280,201
Government National Mortgage
Association Variable Rate Notes
(a)
Series 2023-118 , Class BA ,
3.75% , 05/16/65 ........ 2,590 2,361,364
Series 2023-50 , Class AC ,
3.25% , 09/16/63 ........ 2,158 1,951,246
78,223,669
Interest Only Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage
Corp. , Series 5112 , Class KI ,
3.50% , 06/25/51 ............ 26,162 4,881,994
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer Trust
Variable Rate Notes , Series 2017-3 ,
Class BIO , 1.50% , 07/25/56
(a) (c)
.. 6,612 758,538
Federal National Mortgage Association ,
Series 2020-85 , Class IP ,
3.00% , 12/25/50 ............ 16,473 2,779,985
Government National Mortgage
Association
Series 2020-149 , Class IA ,
2.50% , 10/20/50 ........ 16,736 2,559,710
Series 2020-151 , Class MI ,
2.50% , 10/20/50 ........ —
(i)
—
Series 2021-140 , Class JI ,
3.00% , 08/20/51 ........ 27,182 4,420,037
Series 2021-67 , Class QI ,
3.00% , 04/20/51 ........ 20,103 3,407,616
Series 2021-76 , Class JI ,
3.00% , 08/20/50 ........ 20,655 3,490,941
Series 2021-78 , Class IP ,
3.00% , 05/20/51 ........ 8,069 1,338,474

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2021-83 , Class PI ,
3.00% , 05/20/51 ........ USD 11,535 $ 1,917,207
Series 2021-96 , Class MI ,
3.00% , 06/20/51 ........ 36,050 6,109,391
Series 2022-78 , 3.00% , 08/20/51 49,975 8,120,592
Series 2022-85 , Class IK ,
3.00% , 05/20/51 ........ 5,182 841,767
40,626,252
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. ,
Series 2019-KW08 , Class X2A ,
0.10% , 01/25/29
(c)
........... 247,782 588,260
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-
Through Certificates Variable Rate
Notes , Series KL06 , Class XFX ,
1.36% , 12/25/29
(a)
........... 11,393 511,656
Government National Mortgage
Association Variable Rate Notes
(a)
Series 2009-80 , 1.56% , 09/16/51 1,854 220,262
Series 2013-30 , 0.53% , 09/16/53 6,205 89,315
Series 2016-36 , 0.66% , 08/16/57 1,532 42,474
Series 2016-96 , 0.77% , 12/16/57 8,082 302,496
1,754,463
Mortgage-Backed Securities — 45.3%
Federal National Mortgage Association ,
5.81% , 06/01/31 ............ 10,626 11,039,167
Government National Mortgage
Association
(w)
4.50% , 01/15/56 .......... 414,754 403,931,513
5.50% , 01/15/56 .......... 405,721 409,655,029
Uniform Mortgage-Backed Securities
6.00% , 03/01/38 .......... 1 761
4.50% , 09/01/43 - 11/01/44 ... 91 91,193
4.00% , 09/01/44 - 01/01/46 ... 71 68,954
5.00% , 10/01/52 .......... 1 706
3.50% , 01/25/56 - 02/25/56
(w)
.. 12,134,890 11,195,776,265
4.50% , 01/25/56 - 02/25/56
(w)
.. 1,753,128 1,710,702,322
5.50% , 01/25/56
(w)
......... 5,295,824 5,369,873,336
6.00% , 01/25/56
(w)
......... 1,337,827 1,373,583,731
20,474,722,977
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer
Trust , Series 2017-3 , Class B ,
0.00% , 07/25/56
(c) (h)
.......... 3,952 623,743
Total U.S. Government Sponsored Agency Securities
—
49 .6%
(Cost: $ 22,331,417,383 ) ........................... 22,433,126,795
U.S. Treasury Obligations
U.S. Treasury Bonds
3.00% , 08/15/52
(x)
........... 186,365 133,476,652
3.63% , 02/15/53
(x)
........... 3,000 2,428,828
4.63% , 05/15/54 - 11/15/55
(j) (x)
... 128,490 123,767,861
4.50% , 11/15/54
(j) (x)
........... 150,000 141,480,468
4.75% , 08/15/55
(x)
........... 68,347 67,193,645
U.S. Treasury Inflation Linked Bonds
2.13% , 02/15/54
(x)
........... 35,269 31,678,296
2.38% , 02/15/55
(x)
........... 96,627 91,660,058
U.S. Treasury Inflation Linked Notes
2.13% , 04/15/29
(x)
........... 63,151 64,481,717
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.88% , 07/15/35
(x) (y)
.......... USD 97,896 $ 97,634,370
Total U.S. Treasury Obligations — 1.7%
(Cost: $ 781,344,134 ) ............................. 753,801,895
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. ( Issued/Exercisable
12/27/22 , 1 Share for 1 Warrant,
Expires 12/27/27 , Strike Price USD
11.50 )
(e)
.................. 147,996 1,613
Germany — 0.0%
Tonies SE ( Issued/Exercisable
04/30/21 , 1 Share for 1 Warrant,
Expires 04/30/26 , Strike Price EUR
11.50 )
(e)
.................. 196,295 46,137
Israel — 0.0%
Deep Instinct Ltd. , (Acquired 09/20/22 ,
cost $ 0 ) ( Issued/Exercisable
09/20/22 , 1 Share for 1 Warrant,
Expires 09/20/32 )
(e) (f) (m)
........ 111,033 1,111
Japan — 0.0%
(e)(f)
Daiwa House Industry Co. Ltd. ( Issued/
Exercisable 02/06/24 , 1 Share for 1
Warrant, Expires 03/30/29 ) ..... 11,000,000 682,513
Daiwa House Industry Co. Ltd. ( Issued/
Exercisable 01/29/24 , 1 Share for 1
Warrant, Expires 03/15/29 )
(b)
.... 14,000,000 1,131,074
Money Forward, Inc. ( Issued/
Exercisable 08/18/23 , 1 Share for
1 Warrant, Expires 08/18/28 , Strike
Price JPY 2.50 )
(b)
............ 4,000,000 144,375
Nagoya Railroad Co. Ltd. ( Issued/
Exercisable 06/05/24 , 1 Share for 1
Warrant, Expires 06/06/34 )
(b)
.... 15,000,000 628,746
Nagoya Railroad Co. Ltd. ( Issued/
Exercisable 06/05/24 , 1 Share for 1
Warrant, Expires 06/06/33 )
(b)
.... 11,000,000 353,030
Taiyo Yuden Co. Ltd. ( Issued/
Exercisable 03/06/24 , 1 Share for 1
Warrant, Expires 10/22/30 )
(b)
.... 8,000,000 791,624
Taiyo Yuden Co. Ltd. ( Issued/
Exercisable 03/06/24 , 1 Share for 1
Warrant, Expires 10/22/30 )
(b)
.... 2,000,000 242,452
3,973,814
Luxembourg — 0.0%
HomeToGo SE ( Issued/Exercisable
02/17/21 , 1 Share for 1 Warrant,
Expires 02/18/26 , Strike Price EUR
11.50 )
(e)
.................. 109,138 128
United Kingdom — 0.0%
10x Future Technologies Services Ltd. ,
(Acquired 12/19/23 , cost $ 0 ) ( Issued/
Exercisable 12/19/23 , 1 Share for
1 Warrant, Expires 11/17/30 , Strike
Price GBP 0.01 )
(e) (f) (m)
......... 512,859 172,827

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States — 0.1%
(e)
Aurora Innovation, Inc. ( Issued/
Exercisable 05/04/21 , 1 Share for
1 Warrant, Expires 11/03/26 , Strike
Price USD 11.50 ) ............ 45,680 $ 10,401
Cirkul, Inc. ( Issued/Exercisable
05/01/25 , 1 Share for 1 Warrant,
Expires 04/25/35 , Strike Price USD
0.01 )
(f)
................... 48,605 —
Cirkul, Inc. ( Issued/Exercisable
05/01/25 , 1 Share for 1 Warrant,
Expires 04/25/35 , Strike Price USD
35.41 )
(f)
.................. 49,850 1
Crown PropTech Acquisitions ( Issued/
Exercisable 01/25/21 , 1 Share for
1 Warrant, Expires 12/31/27 , Strike
Price USD 11.50 )
(f)
........... 199,600 40
Crown PropTech Acquisitions ( Issued/
Exercisable 02/05/21 , 1 Share for
1 Warrant, Expires 02/01/26 , Strike
Price USD 11.50 )
(f)
........... 333,560 72,683
Davidson Homes, Inc. ( Issued/
Exercisable 05/16/24 , 1 Share for
1 Warrant, Expires 05/16/34 , Strike
Price USD 8.47 )
(f)
........... 537,085 1,213,812
EVgo, Inc. ( Issued/Exercisable
11/10/20 , 1 Share for 1 Warrant,
Expires 07/01/26 , Strike Price USD
11.50 ) ................... 213,790 16,034
Expand Energy Corp. ( Issued/
Exercisable 12/12/25 , 1 Share for
1 Warrant, Expires 02/09/26 , Strike
Price USD 36.18 ) ........... 3,260 323,685
Flagstar Financial, Inc. , (Acquired
03/07/24 , cost $ 0 ) ( Issued/
Exercisable 03/11/24 , 1,000 Shares
for 1 Warrant, Expires 03/11/31 ,
Strike Price USD 2.50 )
(f) (m)
...... 3,551 8,429,435
FLYR, Inc. , Series D-X ( Issued/
Exercisable 08/18/25 , 1 Share for
1 Warrant, Expires 12/31/49 , Strike
Price USD 0.01 )
(f)
........... 64,041 1
GTT Communications, Inc. ( Issued/
Exercisable 11/14/25 , 1 Share for
1 Warrant, Expires 12/30/27 , Strike
Price USD 0.01 )
(f) (l)
........... 141,923 4,134,217
HawkEye 360, Inc. ( Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
0.01 )
(f)
................... 515,422 8,653,936
HawkEye 360, Inc. ( Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
0.01 )
(f)
................... 204,533 3,434,109
HawkEye 360, Inc. ( Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
11.17 )
(f)
.................. 81,813 952,303
Hippo Holdings, Inc. ( Issued/
Exercisable 01/04/21 , 1 Share for
1 Warrant, Expires 08/02/26 , Strike
Price USD 11.50 ) ............ 7,405 97
Insight M, Inc. ( Issued/Exercisable
01/31/24 , 1 Share for 1 Warrant, ,
Strike Price USD 0.34 )
(f)
....... 13,198,015 132
Security
Shares
Shares Value
United States (continued)
Latch, Inc. ( Issued/Exercisable
12/29/20 , 1 Share for 1 Warrant,
Expires 06/04/26 , Strike Price USD
11.50 )
(f)
.................. 164,855 $ 17
Offerpad Solutions, Inc. ( Issued/
Exercisable 10/13/20 , 1 Share for
1 Warrant, Expires 09/01/26 , Strike
Price USD 11.50 ) ............ 369,311 5,170
Palladyne AI Corp. ( Issued/Exercisable
12/21/20 , 1 Share for 1 Warrant,
Expires 09/24/26 , Strike Price USD
11.50 ) ................... 505,097 30,962
Palladyne AI Corp. ( Issued/Exercisable
01/15/21 , 1 Share for 1 Warrant,
Expires 06/15/27 , Strike Price USD
69.00 ) ................... 128,364 7,869
RapidSOS, Inc. ( Issued/Exercisable
12/13/23 , 1 Share for 1 Warrant,
Expires 12/13/33 , Strike Price USD
0.01 )
(f)
................... 6,073,125 6,680,438
Sonder Enterprises, Inc. ( Issued/
Exercisable 04/11/25 , 1 Share for
1 Warrant, Expires 04/11/30 , Strike
Price USD 1.00 )
(f)
........... 1,032,088 10
Sonder Enterprises, Inc. ( Issued/
Exercisable 12/30/24 , 1 Share for
1 Warrant, Expires 12/30/29 , Strike
Price USD 0.01 )
(f)
........... 103,459 1
Versa Networks, Inc. , Series E ,
(Acquired 10/14/22 , cost $ 0 ) ( Issued/
Exercisable 10/14/22 , 1 Share for
1 Warrant, Expires 10/07/32 , Strike
Price USD 0.01 )
(f) (m)
.......... 1,143,143 5,498,518
Volato Group, Inc. , (Acquired 12/03/23 ,
cost $ 299,148 ) ( Issued/Exercisable
12/04/23 , 1 Share for 1 Warrant,
Expires 12/03/28 , Strike Price USD
11.50 )
(m)
.................. 299,148 2,692
39,466,563
Total Warrants — 0 .1%
(Cost: $ 6,850,273 ) .............................. 43,662,193
Total Long-Term Investments — 144 .9%
(Cost: $ 64,848,103,076 ) ........................... 65,591,190,761
Par (000)
Pa r (000)
Short-Term Securities
Borrowed Bond Agreements — 0.6%
(z)
Barclays Bank plc , 1.05% , 01/16/26
(Purchased on 12/18/25 to be
repurchased at USD 2,407,983 ,
collateralized by Ford Motor Co. ,
5.29%, due at 12/08/46 , par and
fair value of USD 2,900,000 and
$ 2,412,064 , respectively) ...... USD 2,407 2,407,000

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Barclays Bank plc , 2.00% , 01/16/26
(Purchased on 12/23/25 to be
repurchased at USD 8,515,466 ,
collateralized by Great Lakes
Dredge & Dock Corp. , 5.25%, due
at 06/01/29 , par and fair value of
USD 8,696,000 and $ 8,481,183 ,
respectively) ............... USD 8,511 $ 8,511,210
Barclays Bank plc , 2.90% , 01/16/26
(Purchased on 12/18/25 to be
repurchased at USD 179,702 ,
collateralized by JPMorgan Chase
& Co. , 1.95%, due at 02/04/32 , par
and fair value of USD 200,000 and
$ 178,340 , respectively) ........ 180 179,500
Barclays Bank plc , 3.15% , 01/16/26
(Purchased on 12/18/25 to be
repurchased at USD 99,747 ,
collateralized by Wells Fargo & Co. ,
3.58%, due at 05/22/28 , par and fair
value of USD 100,000 and $ 99,343 ,
respectively) ............... 100 99,625
Barclays Bank plc , 3.20% , 01/16/26
(Purchased on 12/23/25 to be
repurchased at USD 302,492 ,
collateralized by Ford Motor Credit
Co. LLC , 5.11%, due at 05/03/29 ,
par and fair value of USD 300,000
and $ 300,463 , respectively) ..... 302 302,250
Barclays Bank plc , 3.30% , 01/16/26
(Purchased on 12/18/25 to be
repurchased at USD 388,498 ,
collateralized by Walt Disney Co.
(The) , 4.63%, due at 03/23/40 , par
and fair value of USD 400,000 and
$ 383,896 , respectively) ........ 388 388,000
Barclays Bank plc , 3.40% , 01/16/26
(Purchased on 12/18/25 to be
repurchased at USD 1,251,152 ,
collateralized by CDW LLC , 5.55%,
due at 08/22/34 , par and fair value
of USD 1,200,000 and $ 1,222,697 ,
respectively) ............... 1,250 1,249,500
Barclays Bank plc , 3.40% , 01/16/26
(Purchased on 12/18/25 to be
repurchased at USD 398,026 ,
collateralized by Bank of Nova
Scotia (The) , 1.35%, due at
06/24/26 , par and fair value of USD
400,000 and $ 395,247 , respectively) 398 397,500
Barclays Bank plc , 3.40% , 01/16/26
(Purchased on 12/18/25 to be
repurchased at USD 5,198,131 ,
collateralized by Weatherford
International Ltd. , 8.63%, due at
04/30/30 , par and fair value of
USD 5,034,000 and $ 5,159,850 ,
respectively) ............... 5,191 5,191,267
Barclays Bank plc , 3.40% , 01/16/26
(Purchased on 12/18/25 to be
repurchased at USD 312,788 ,
collateralized by Targa Resources
Corp. , 5.20%, due at 07/01/27 , par
and fair value of USD 300,000 and
$ 304,865 , respectively) ........ 312 312,375
Security
Par (000)
Par (000) Value
Barclays Bank plc , 3.40% , 01/16/26
(Purchased on 12/18/25 to be
repurchased at USD 88,822 ,
collateralized by AstraZeneca plc ,
4.38%, due at 08/17/48 , par and fair
value of USD 100,000 and $ 87,111 ,
respectively) ............... USD 89 $ 88,705
Barclays Bank plc , 3.40% , 01/16/26
(Purchased on 12/18/25 to be
repurchased at USD 94,249 ,
collateralized by Bank of America
Corp. , 2.50%, due at 02/13/31 , par
and fair value of USD 100,000 and
$ 93,143 , respectively) ........ 94 94,125
Barclays Bank plc , 3.40% , 01/16/26
(Purchased on 12/18/25 to be
repurchased at USD 89,869 ,
collateralized by Bank of America
Corp. , 1.92%, due at 10/24/31 , par
and fair value of USD 100,000 and
$ 89,425 , respectively) ........ 90 89,750
Barclays Bank plc , 3.40% , 01/16/26
(Purchased on 12/18/25 to be
repurchased at USD 104,388 ,
collateralized by Bank of Nova
Scotia (The) , 4.85%, due at
02/01/30 , par and fair value of USD
100,000 and $ 102,340 , respectively) 104 104,250
Barclays Bank plc , 3.40% , 01/16/26
(Purchased on 12/18/25 to be
repurchased at USD 196,259 ,
collateralized by Bank of America
Corp. , 3.19%, due at 07/23/30 , par
and fair value of USD 200,000 and
$ 193,176 , respectively) ........ 196 196,000
Barclays Bank plc , 3.40% , 01/16/26
(Purchased on 12/18/25 to be
repurchased at USD 1,179,683 ,
collateralized by JPMorgan Chase
& Co. , 2.55%, due at 11/08/32 , par
and fair value of USD 1,300,000 and
$ 1,173,116 , respectively) ...... 1,178 1,178,125
Barclays Bank plc , 3.40% , 01/16/26
(Purchased on 12/18/25 to be
repurchased at USD 1,817,946 ,
collateralized by SMBC Aviation
Capital Finance DAC , 2.30%, due
at 06/15/28 , par and fair value of
USD 1,900,000 and $ 1,815,511 ,
respectively) ............... 1,816 1,815,545
Barclays Bank plc , 3.40% , 01/16/26
(Purchased on 12/18/25 to be
repurchased at USD 99,006 ,
collateralized by Aviation Capital
Group LLC , 3.50%, due at 11/01/27 ,
par and fair value of USD 100,000
and $ 98,469 , respectively) ..... 99 98,875
Barclays Bank plc , 3.40% , 01/16/26
(Purchased on 12/23/25 to be
repurchased at USD 3,553,080 ,
collateralized by CCO Holdings LLC ,
4.50%, due at 05/01/32 , par and
fair value of USD 3,950,000 and
$ 3,545,272 , respectively) ...... 3,550 3,550,063

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Barclays Bank plc , 3.40% , 01/16/26
(Purchased on 12/18/25 to be
repurchased at USD 2,010,154 ,
collateralized by Mosaic Co. (The) ,
4.05%, due at 11/15/27 , par and
fair value of USD 2,000,000 and
$ 1,998,862 , respectively) ...... USD 2,008 $ 2,007,500
Barclays Bank plc , 3.40% , 01/16/26
(Purchased on 12/18/25 to be
repurchased at USD 371,515 ,
collateralized by Telefonica
Emisiones SA , 5.52%, due at
03/01/49 , par and fair value of USD
400,000 and $ 363,410 , respectively) 371 371,024
Barclays Bank plc , 3.40% , 01/16/26
(Purchased on 12/18/25 to be
repurchased at USD 434,538 ,
collateralized by AerCap Ireland
Capital DAC , 6.15%, due at
09/30/30 , par and fair value of USD
400,000 and $ 427,642 , respectively) 434 433,964
Barclays Bank plc , 3.40% , 01/16/26
(Purchased on 12/18/25 to be
repurchased at USD 306,405 ,
collateralized by Charter
Communications Operating LLC ,
5.05%, due at 03/30/29 , par and
fair value of USD 300,000 and
$ 303,485 , respectively) ........ 306 306,000
Barclays Bank plc , 3.40% , 01/16/26
(Purchased on 12/18/25 to be
repurchased at USD 529,199 ,
collateralized by Union Pacific
Corp. , 3.95%, due at 08/15/59 , par
and fair value of USD 700,000 and
$ 519,651 , respectively) ........ 529 528,500
Barclays Bank plc , 3.40% , Open
(Purchased on 06/27/25 to be
repurchased at USD 17,252,902 ,
collateralized by Rivian Holdings
LLC , 10.00%, due at 01/15/31 , par
and fair value of USD 17,148,000
and $ 16,857,497 , respectively)
(aa)
. 16,912 16,912,215
Barclays Capital, Inc. , 3.40% , 01/16/26
(Purchased on 12/23/25 to be
repurchased at USD 5,461,806 ,
collateralized by Valaris Ltd. , 8.38%,
due at 04/30/30 , par and fair value
of USD 5,193,000 and $ 5,403,130 ,
respectively) ............... 5,457 5,457,167
BNP Paribas SA , 1.94% , Open
(Purchased on 04/29/25 to be
repurchased at USD 41,679,074 ,
collateralized by Bonos y
Obligaciones del Estado , 0.50%,
due at 10/31/31 , par and fair value of
EUR 40,000,000 and $ 41,346,357 ,
respectively)
(aa)
............. EUR 34,991 41,121,658
BNP Paribas SA , 1.95% , Open
(Purchased on 04/29/25 to be
repurchased at USD 41,513,209 ,
collateralized by Bonos y
Obligaciones del Estado , 0.70%,
due at 04/30/32 , par and fair value of
EUR 40,000,000 and $ 41,251,917 ,
respectively)
(aa)
............. 34,850 40,955,250
Security
Par (000)
Par (000) Value
BNP Paribas SA , 3.35% , Open
(Purchased on 05/12/25 to be
repurchased at USD 523,631 ,
collateralized by Lowe's Cos., Inc. ,
1.70%, due at 10/15/30 , par and
fair value of USD 600,000 and
$ 532,921 , respectively)
(aa)
...... USD 511 $ 510,750
BNP Paribas SA , 3.41% , Open
(Purchased on 05/12/25 to be
repurchased at USD 1,793,975 ,
collateralized by Bank of America
Corp. , 2.68%, due at 06/19/41 , par
and fair value of USD 2,500,000 and
$ 1,843,322 , respectively)
(aa)
..... 1,750 1,750,000
BofA Securities, Inc. , 3.35% , 03/04/26
(Purchased on 12/12/25 to be
repurchased at USD 409,260 ,
collateralized by Oncor Electric
Delivery Co. LLC , 4.65%, due at
11/01/29 , par and fair value of USD
400,000 and $ 406,527 , respectively) 409 408,500
BofA Securities, Inc. , 3.37% , 03/04/26
(Purchased on 12/12/25 to be
repurchased at USD 3,935,605 ,
collateralized by Metropolitan Life
Global Funding I , 5.05%, due at
01/08/34 , par and fair value of
USD 3,800,000 and $ 3,876,076 ,
respectively) ............... 3,928 3,928,250
BofA Securities, Inc. , 3.37% , 03/04/26
(Purchased on 12/12/25 to be
repurchased at USD 196,367 ,
collateralized by Prologis LP , 2.13%,
due at 04/15/27 , par and fair value
of USD 200,000 and $ 195,737 ,
respectively) ............... 196 196,000
BofA Securities, Inc. , 3.40% , 03/04/26
(Purchased on 12/12/25 to be
repurchased at USD 92,299 ,
collateralized by QUALCOMM, Inc. ,
4.80%, due at 05/20/45 , par and fair
value of USD 100,000 and $ 91,506 ,
respectively) ............... 92 92,125
BofA Securities, Inc. , 3.40% , 03/04/26
(Purchased on 12/12/25 to be
repurchased at USD 4,896,732 ,
collateralized by Oracle Corp. ,
4.90%, due at 02/06/33 , par and
fair value of USD 5,000,000 and
$ 4,811,967 , respectively) ...... 4,888 4,887,500
BofA Securities, Inc. , 3.41% , 03/04/26
(Purchased on 12/12/25 to be
repurchased at USD 859,625 ,
collateralized by JPMorgan Chase
& Co. , 3.33%, due at 04/22/52 , par
and fair value of USD 1,200,000 and
$ 850,735 , respectively) ........ 858 858,000
BofA Securities, Inc. , 3.42% , 03/04/26
(Purchased on 12/12/25 to be
repurchased at USD 7,016,807 ,
collateralized by JPMorgan Chase
& Co. , 4.95%, due at 10/22/35 , par
and fair value of USD 6,900,000 and
$ 6,968,021 , respectively) ...... 7,004 7,003,500

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
BofA Securities, Inc. , 3.43% , 03/04/26
(Purchased on 12/12/25 to be
repurchased at USD 202,886 ,
collateralized by Goldman Sachs
Group, Inc. (The) , 5.02%, due at
10/23/35 , par and fair value of USD
200,000 and $ 201,071 , respectively) USD 203 $ 202,500
BofA Securities, Inc. , 3.43% , 03/04/26
(Purchased on 12/12/25 to be
repurchased at USD 1,228,837 ,
collateralized by Wells Fargo & Co. ,
6.49%, due at 10/23/34 , par and
fair value of USD 1,100,000 and
$ 1,217,638 , respectively) ...... 1,227 1,226,500
Deutsche Bank AG , 1.45% , Open
(Purchased on 09/22/25 to be
repurchased at USD 12,185,238 ,
collateralized by Orsted A/S , 4.13%,
due at 03/01/35 , par and fair value of
EUR 10,000,000 and $ 11,772,998 ,
respectively)
(aa)
............. EUR 10,323 12,131,942
Goldman Sachs & Co. LLC ,
0.04% , Open (Purchased on
10/10/25 to be repurchased at
USD 718,085 , collateralized by
Xerox Holdings Corp. , 8.88%, due
at 11/30/29 , par and fair value of
USD 1,380,000 and $ 555,440 ,
respectively)
(aa)
............. USD 718 717,600
Goldman Sachs & Co. LLC ,
3.35% , Open (Purchased on
05/19/25 to be repurchased at
USD 7,680,756 , collateralized by
PBF Holding Co. LLC , 6.00%, due
at 02/15/28 , par and fair value of
USD 7,980,000 and $ 7,904,077 ,
respectively)
(aa)
............. 7,501 7,501,200
J.P. Morgan Securities LLC ,
3.10% , 01/30/26 (Purchased on
12/12/25 to be repurchased at USD
99,546 , collateralized by Americold
Realty Operating Partnership LP ,
5.41%, due at 09/12/34 , par and fair
value of USD 100,000 and $ 97,587 ,
respectively) ............... 99 99,375
J.P. Morgan Securities LLC ,
3.41% , 01/30/26 (Purchased on
12/12/25 to be repurchased at
USD 4,399,694 , collateralized by
OneMain Finance Corp. , 6.50%,
due at 03/15/33 , par and fair value
of USD 4,300,000 and $ 4,337,199 ,
respectively) ............... 4,391 4,391,375
J.P. Morgan Securities LLC ,
3.42% , 01/30/26 (Purchased on
12/12/25 to be repurchased at USD
312,969 , collateralized by Bank
of America Corp. , 5.02%, due at
07/22/33 , par and fair value of USD
300,000 and $ 305,896 , respectively) 312 312,375
J.P. Morgan Securities LLC ,
3.42% , 01/30/26 (Purchased on
12/12/25 to be repurchased at USD
1,305,726 , collateralized by Toronto-
Dominion Bank (The) , 3.63%, due
at 09/15/31 , par and fair value of
USD 1,300,000 and $ 1,292,598 ,
respectively) ............... 1,303 1,303,250
Security
Par (000)
Par (000) Value
J.P. Morgan Securities LLC ,
3.42% , 01/30/26 (Purchased on
12/12/25 to be repurchased at USD
980,610 , collateralized by United
Parcel Service, Inc. , 5.50%, due
at 05/22/54 , par and fair value of
USD 1,000,000 and $ 971,900 ,
respectively) ............... USD 979 $ 978,750
J.P. Morgan Securities LLC ,
3.42% , 01/30/26 (Purchased on
12/23/25 to be repurchased at USD
2,014,014 , collateralized by Cloud
Software Group, Inc. , 6.63%, due
at 08/15/33 , par and fair value of
USD 1,985,000 and $ 1,967,249 ,
respectively) ............... 2,012 2,012,294
J.P. Morgan Securities LLC ,
3.42% , 01/30/26 (Purchased on
12/12/25 to be repurchased at USD
100,941 , collateralized by Mondelez
International, Inc. , 4.75%, due at
08/28/34 , par and fair value of USD
100,000 and $ 99,521 , respectively) 101 100,750
J.P. Morgan Securities plc ,
(0.50) % , Open (Purchased on
11/19/25 to be repurchased at
USD 1,589,079 , collateralized
by LANXESS AG , 0.63%, due at
12/01/29 , par and fair value of
EUR 1,500,000 and $ 1,578,625 ,
respectively)
(aa)
............. EUR 1,352 1,588,847
J.P. Morgan Securities plc ,
1.70% , Open (Purchased on
06/02/25 to be repurchased at USD
12,090,882 , collateralized by Nexi
SpA , 3.88%, due at 05/21/31 , par
and fair value of EUR 10,000,000
and $ 11,804,835 , respectively)
(aa)
. 10,186 11,970,940
J.P. Morgan Securities plc ,
1.70% , Open (Purchased on
05/27/25 to be repurchased at USD
3,028,698 , collateralized by Banco
Santander SA , 3.63%, par and
fair value of EUR 2,800,000 and
$ 3,141,195 , respectively)
(p) (aa)
.... 2,551 2,997,371
Morgan Stanley & Co. International ,
1.73% , Open (Purchased on
10/17/25 to be repurchased at
USD 12,132,998 , collateralized by
WPP Finance 2013 , 3.63%, due
at 09/12/29 , par and fair value of
EUR 10,000,000 and $ 11,869,580 ,
respectively)
(aa)
............. 10,289 12,091,162
Morgan Stanley & Co. LLC ,
3.40% , Open (Purchased on
12/15/25 to be repurchased at USD
7,144,171 , collateralized by Oracle
Corp. , 4.80%, due at 09/26/32 , par
and fair value of USD 7,325,000 and
$ 7,071,716 , respectively)
(aa)
..... USD 7,133 7,132,719
Morgan Stanley & Co. LLC ,
3.40% , Open (Purchased on
12/15/25 to be repurchased at USD
5,272,527 , collateralized by Oracle
Corp. , 5.20%, due at 09/26/35 , par
and fair value of USD 5,455,000 and
$ 5,226,330 , respectively)
(aa)
..... 5,264 5,264,075

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nomura Securities International,
Inc. , 3.00% , Open (Purchased on
10/06/25 to be repurchased at USD
204,216 , collateralized by Mizuho
Financial Group, Inc. , 3.48%, due
at 04/12/26 , par and fair value
of USD 200,000 and $ 199,718 ,
respectively)
(aa)
............. USD 203 $ 202,674
Nomura Securities International,
Inc. , 3.00% , Open (Purchased
on 10/06/25 to be repurchased at
USD 204,041 , collateralized by
National Fuel Gas Co. , 4.75%,
due at 09/01/28 , par and fair value
of USD 200,000 and $ 202,170 ,
respectively)
(aa)
............. 203 202,500
Nomura Securities International,
Inc. , 3.30% , Open (Purchased on
10/06/25 to be repurchased at USD
569,703 , collateralized by Sammons
Financial Group, Inc. , 6.88%, due
at 04/15/34 , par and fair value
of USD 500,000 and $ 547,483 ,
respectively)
(aa)
............. 565 565,000
Nomura Securities International,
Inc. , 3.35% , Open (Purchased on
10/06/25 to be repurchased at USD
621,274 , collateralized by New
York Life Insurance Co. , 3.75%,
due at 05/15/50 , par and fair value
of USD 800,000 and $ 592,951 ,
respectively)
(aa)
............. 616 616,000
Nomura Securities International,
Inc. , 3.40% , Open (Purchased on
10/06/25 to be repurchased at USD
471,503 , collateralized by NetApp,
Inc. , 2.70%, due at 06/22/30 , par
and fair value of USD 500,000 and
$ 465,713 , respectively)
(aa)
...... 468 467,500
Nomura Securities International,
Inc. , 3.45% , Open (Purchased
on 10/06/25 to be repurchased at
USD 108,181 , collateralized by
Motorola Solutions, Inc. , 5.60%,
due at 06/01/32 , par and fair value
of USD 100,000 and $ 105,162 ,
respectively)
(aa)
............. 107 107,250
RBC Capital Markets LLC ,
1.65% , Open (Purchased on
10/15/25 to be repurchased at USD
1,313,649 , collateralized by Clear
Channel Outdoor Holdings, Inc. ,
7.50%, due at 06/01/29 , par and
fair value of USD 1,335,000 and
$ 1,325,590 , respectively)
(aa)
..... 1,308 1,308,300
RBC Capital Markets LLC ,
3.15% , Open (Purchased on
12/02/25 to be repurchased at
USD 887,688 , collateralized by
Zayo Group Holdings, Inc. , 9.00%,
due at 09/09/30 , par and fair value
of USD 985,000 and $ 903,738 ,
respectively)
(aa)
............. 885 885,269
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC ,
3.25% , Open (Purchased on
08/05/25 to be repurchased at USD
2,525,577 , collateralized by SMBC
Aviation Capital Finance DAC ,
5.45%, due at 05/03/28 , par and
fair value of USD 2,400,000 and
$ 2,463,712 , respectively)
(aa)
..... USD 2,489 $ 2,488,824
RBC Capital Markets LLC ,
3.25% , Open (Purchased on
08/05/25 to be repurchased at
USD 103,379 , collateralized
by Northwestern Mutual Global
Funding , 4.71%, due at 01/10/29 ,
par and fair value of USD 100,000
and $ 101,766 , respectively)
(aa)
... 102 101,875
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
08/05/25 to be repurchased at
USD 220,591 , collateralized by
Home Depot, Inc. (The) , 5.88%,
due at 12/16/36 , par and fair value
of USD 200,000 and $ 216,882 ,
respectively)
(aa)
............. 217 217,250
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
08/05/25 to be repurchased at USD
236,076 , collateralized by Morgan
Stanley , 3.22%, due at 04/22/42 , par
and fair value of USD 300,000 and
$ 235,052 , respectively)
(aa)
...... 233 232,500
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
08/05/25 to be repurchased at USD
299,283 , collateralized by KKR
Group Finance Co. VI LLC , 3.75%,
due at 07/01/29 , par and fair value
of USD 300,000 and $ 293,807 ,
respectively)
(aa)
............. 295 294,750
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
12/04/25 to be repurchased at USD
2,052,928 , collateralized by Central
Parent, Inc. , 7.25%, due at 06/15/29 ,
par and fair value of USD 2,320,000
and $ 1,966,921 , respectively)
(aa)
.. 2,047 2,047,400
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
08/05/25 to be repurchased at
USD 298,747 , collateralized by
Nationwide Building Society , 3.96%,
due at 07/18/30 , par and fair value
of USD 300,000 and $ 295,787 ,
respectively)
(aa)
............. 294 294,222
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
08/05/25 to be repurchased at USD
302,710 , collateralized by Penske
Truck Leasing Co. LP , 3.40%, due
at 11/15/26 , par and fair value
of USD 300,000 and $ 297,963 ,
respectively)
(aa)
............. 298 298,125

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
08/05/25 to be repurchased at USD
787,934 , collateralized by Marsh
& McLennan Cos., Inc. , 4.75%,
due at 03/15/39 , par and fair value
of USD 800,000 and $ 770,172 ,
respectively)
(aa)
............. USD 776 $ 776,000
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
08/05/25 to be repurchased at USD
90,623 , collateralized by National
Health Investors, Inc. , 3.00%, due
at 02/01/31 , par and fair value
of USD 100,000 and $ 90,772 ,
respectively)
(aa)
............. 89 89,250
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
08/05/25 to be repurchased at
USD 159,732 , collateralized by
Met Tower Global Funding , 5.25%,
due at 04/12/29 , par and fair value
of USD 150,000 and $ 154,964 ,
respectively)
(aa)
............. 157 157,313
RBC Capital Markets LLC , 3.40% , Open
(Purchased on 08/05/25 to be
repurchased at USD 314,895 ,
collateralized by Essential Utilities,
Inc. , 4.80%, due at 08/15/27 , par
and fair value of USD 300,000 and
$ 303,585 , respectively)
(aa)
...... 310 310,125
RBC Capital Markets LLC , 3.40% , Open
(Purchased on 08/05/25 to be
repurchased at USD 2,376,242 ,
collateralized by Blackstone Private
Credit Fund , 4.95%, due at 09/26/27 ,
par and fair value of USD 2,300,000
and $ 2,312,422 , respectively)
(aa)
.. 2,340 2,340,250
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
08/05/25 to be repurchased at USD
728,535 , collateralized by Canadian
Imperial Bank of Commerce , 4.63%,
due at 09/11/30 , par and fair value
of USD 700,000 and $ 709,581 ,
respectively)
(aa)
............. 718 717,500
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
08/05/25 to be repurchased at
USD 416,038 , collateralized by
Cooperatieve Rabobank UA , 4.80%,
due at 01/09/29 , par and fair value
of USD 400,000 and $ 409,165 ,
respectively)
(aa)
............. 410 409,736
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
08/05/25 to be repurchased at
USD 296,998 , collateralized by
Continental Resources, Inc. , 2.27%,
due at 11/15/26 , par and fair value
of USD 300,000 and $ 293,740 ,
respectively)
(aa)
............. 293 292,500
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
08/05/25 to be repurchased at
USD 914,984 , collateralized by
Cigna Group (The) , 3.40%, due
at 03/01/27 , par and fair value
of USD 900,000 and $ 894,314 ,
respectively)
(aa)
............. USD 901 $ 901,125
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
08/05/25 to be repurchased at USD
218,560 , collateralized by Morgan
Stanley , 6.41%, due at 11/01/29 , par
and fair value of USD 200,000 and
$ 211,982 , respectively)
(aa)
...... 215 215,250
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
08/05/25 to be repurchased at
USD 191,653 , collateralized by
JPMorgan Chase & Co. , 2.07%,
due at 06/01/29 , par and fair value
of USD 200,000 and $ 190,981 ,
respectively)
(aa)
............. 189 188,750
RBC Capital Markets LLC , 3.40% , Open
(Purchased on 08/05/25 to be
repurchased at USD 499,201 ,
collateralized by Western Digital
Corp. , 4.75%, due at 02/15/26 , par
and fair value of USD 482,000 and
$ 482,369 , respectively)
(aa)
...... 492 491,640
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
08/05/25 to be repurchased at USD
609,989 , collateralized by Alexandria
Real Estate Equities, Inc. , 4.50%,
due at 07/30/29 , par and fair value
of USD 600,000 and $ 600,208 ,
respectively)
(aa)
............. 601 600,750
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
08/05/25 to be repurchased at
USD 143,108 , collateralized by
O'Reilly Automotive, Inc. , 1.75%,
due at 03/15/31 , par and fair value
of USD 162,000 and $ 141,985 ,
respectively)
(aa)
............. 141 140,940
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
08/05/25 to be repurchased at USD
970,098 , collateralized by UBS
Group AG , 5.96%, due at 01/12/34 ,
par and fair value of USD 900,000
and $ 959,130 , respectively)
(aa)
... 955 955,404
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
08/05/25 to be repurchased at
USD 1,277,094 , collateralized by
Dominion Energy, Inc. , 3.38%, due
at 04/01/30 , par and fair value of
USD 1,300,000 and $ 1,254,289 ,
respectively)
(aa)
............. 1,258 1,257,750

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
08/05/25 to be repurchased at
USD 153,470 , collateralized by Bell
Telephone Co. of Canada or Bell
Canada , 5.10%, due at 05/11/33 , par
and fair value of USD 148,000 and
$ 150,119 , respectively)
(aa)
...... USD 151 $ 151,145
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
08/05/25 to be repurchased at USD
1,636,964 , collateralized by AerCap
Ireland Capital DAC , 3.40%, due
at 10/29/33 , par and fair value of
USD 1,800,000 and $ 1,625,085 ,
respectively)
(aa)
............. 1,612 1,612,170
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
08/05/25 to be repurchased at USD
501,978 , collateralized by Duke
Energy Progress LLC , 3.45%, due
at 03/15/29 , par and fair value
of USD 500,000 and $ 492,160 ,
respectively)
(aa)
............. 494 494,375
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
08/05/25 to be repurchased at USD
768,642 , collateralized by Arch
Capital Group US, Inc. , 5.14%,
due at 11/01/43 , par and fair value
of USD 800,000 and $ 758,816 ,
respectively)
(aa)
............. 757 757,000
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
08/05/25 to be repurchased at USD
164,396 , collateralized by Elevance
Health, Inc. , 6.10%, due at 10/15/52 ,
par and fair value of USD 157,000
and $ 161,840 , respectively)
(aa)
... 162 161,906
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
08/05/25 to be repurchased at USD
469,613 , collateralized by CSX
Corp. , 4.75%, due at 05/30/42 , par
and fair value of USD 500,000 and
$ 461,615 , respectively)
(aa)
...... 463 462,500
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
08/05/25 to be repurchased at
USD 618,366 , collateralized by
American Express Co. , 4.99%,
due at 05/26/33 , par and fair value
of USD 600,000 and $ 609,316 ,
respectively)
(aa)
............. 609 609,000
RBC Europe Ltd. , 3.73% , Open
(Purchased on 04/29/25 to be
repurchased at USD 25,505,312 ,
collateralized by U.K. Treasury
Inflation Linked Bonds , 0.13%, due
at 03/22/46 , par and fair value of
GBP 18,086,000 and $ 25,954,950 ,
respectively)
(aa)
............. GBP 18,415 24,822,965
Total Borrowed Bond Agreements — 0.6%
(Cost: $ 272,038,539 ) ............................. 275,249,376
Security
Par (000)
Pa r (000) Value
Foreign Government Obligations — 0.3%
Brazil — 0.3%
Letras do Tesouro Nacional Treasury
Bills
(ab)
13.56% , 04/01/26 ........... BRL 597 $ 105,212,241
13.02% , 07/01/26 ........... 141 24,123,853
129,336,094
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills
(ab)
25.90% , 06/02/26 ........... EGP 47,575 903,346
25.50% , 06/23/26 ........... 1,489,375 27,921,098
25.63% , 07/21/26 ........... 13,600 250,705
24.78% , 11/17/26 ........... 14,900 255,877
29,331,026
Total Foreign Government Obligations — 0.3%
(Cost: $ 160,350,565 ) ............................. 158,667,120
Shares
Shares
Money Market Funds — 1.2%
(t)(ac)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 3.89%
(ad)
...... 410,577,838 410,783,127
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.65% ...... 119,360,640 119,360,640
Total Money Market Funds — 1 .2%
(Cost: $ 530,109,767 ) ............................. 530,143,767
Total Short-Term Securities — 2.1%
(Cost: $ 962,498,871 ) ............................. 964,060,263
Total Options Purchased — 0 .2%
(Cost: $ 87,433,624 ) .............................. 81,395,189
Total Investments Before Options Written, Borrowed Bonds and
TBA Sale Commitments — 147.2%
(Cost: $ 65,898,035,571 ) ........................... 66,636,646,213
Total Options Written — ( 0 .3 ) %
(Premiums Received — $ (155,250,101) ) ............... (145,225,809)
Par (000)
Pa r (000)
Borrowed Bonds
Corporate Bonds — ( 0 .4 ) %
Canada — (0.0)%
Bank of Nova Scotia (The):
1.35% , 06/24/26 ............ USD (400) (395,247)
4.85% , 02/01/30 ............ (100) (102,340)
Bell Telephone Co. of Canada or Bell
Canada , 5.10% , 05/11/33 ...... (148) (150,119)
Canadian Imperial Bank of Commerce ,
(1-day SOFR + 1.34%),
4.63% , 09/11/30
(a)
........... (700) (709,581)
Toronto-Dominion Bank (The) , (5-
Year USD Swap Semi + 2.21%),
3.63% , 09/15/31
(a)
........... (1,300) (1,292,598)
(2,649,885)
Germany — (0.0)%
LANXESS AG , 0.63% , 12/01/29 .... EUR (1,500) (1,578,625)

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland — (0.0)%
AerCap Ireland Capital DAC:
3.40% , 10/29/33 ............ USD (1,800) $ (1,625,085)
6.15% , 09/30/30 ............ (400) (427,642)
SMBC Aviation Capital Finance DAC
(c)
:
2.30% , 06/15/28 ............ (1,900) (1,815,511)
5.45% , 05/03/28 ............ (2,400) (2,463,712)
(6,331,950)
Italy — (0.0)%
Nexi SpA , 3.88% , 05/21/31 ....... EUR (10,000) (11,804,835)
Japan — (0.0)%
Mizuho Financial Group, Inc. ,
3.48% , 04/12/26
(c)
........... USD (200) (199,718)
Netherlands — (0.0)%
Cooperatieve Rabobank UA ,
4.80% , 01/09/29 ............ (400) (409,165)
Spain — (0.0)%
Banco Santander SA , (5-Year
EURIBOR ICE Swap Rate + 3.76%),
3.63%
(a) (p)
................. EUR (2,800) (3,141,195)
Telefonica Emisiones SA ,
5.52% , 03/01/49 ............ USD (400) (363,410)
(3,504,605)
Switzerland — (0.0)%
UBS Group AG , (1-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%),
5.96% , 01/12/34
(a) (c)
.......... (900) (959,130)
United Kingdom — (0.1)%
AstraZeneca plc , 4.38% , 08/17/48 .. (100) (87,111)
Nationwide Building Society ,
3.96% , 07/18/30
(a) (c)
.......... (300) (295,787)
WPP Finance 2013 , 3.63% , 09/12/29 EUR (10,000) (11,869,580)
(12,252,478)
United States — (0.3)%
Alexandria Real Estate Equities, Inc. ,
4.50% , 07/30/29 ............ USD (600) (600,208)
American Express Co. , (1-day SOFR +
2.26%), 4.99% , 05/26/33
(a)
..... (600) (609,316)
Americold Realty Operating Partnership
LP , 5.41% , 09/12/34 .......... (100) (97,587)
Arch Capital Group US, Inc. ,
5.14% , 11/01/43 ............ (800) (758,816)
Aviation Capital Group LLC ,
3.50% , 11/01/27
(c)
........... (100) (98,469)
Bank of America Corp.
(a)
:
(1-day SOFR + 1.37%),
1.92% , 10/24/31 .......... (100) (89,425)
(3-mo. CME Term SOFR + 1.25%),
2.50% , 02/13/31 .......... (100) (93,143)
(1-day SOFR + 1.93%),
2.68% , 06/19/41 .......... (2,500) (1,843,322)
(3-mo. CME Term SOFR + 1.44%),
3.19% , 07/23/30 .......... (200) (193,176)
(1-day SOFR + 2.16%),
5.02% , 07/22/33 .......... (300) (305,896)
Blackstone Private Credit Fund ,
4.95% , 09/26/27
(c)
........... (2,300) (2,312,422)
CCO Holdings LLC , 4.50% , 05/01/32 (3,950) (3,545,272)
CDW LLC , 5.55% , 08/22/34 ....... (1,200) (1,222,697)
Central Parent, Inc. , 7.25% , 06/15/29
(c)
(2,320) (1,966,921)
Security
Par (000)
Par (000) Value
United States (continued)
Charter Communications Operating
LLC , 5.05% , 03/30/29 ......... USD (300) $ (303,485)
Cigna Group (The) , 3.40% , 03/01/27 . (900) (894,314)
Clear Channel Outdoor Holdings, Inc. ,
7.50% , 06/01/29
(c)
........... (1,335) (1,325,590)
Cloud Software Group, Inc. ,
6.63% , 08/15/33
(c)
........... (1,985) (1,967,249)
Continental Resources, Inc. ,
2.27% , 11/15/26
(c)
........... (300) (293,740)
CSX Corp. , 4.75% , 05/30/42 ...... (500) (461,615)
Dominion Energy, Inc. , Series C ,
3.38% , 04/01/30 ............ (1,300) (1,254,289)
Duke Energy Progress LLC ,
3.45% , 03/15/29 ............ (500) (492,160)
Elevance Health, Inc. , 6.10% , 10/15/52 (157) (161,840)
Essential Utilities, Inc. , 4.80% , 08/15/27 (300) (303,585)
Ford Motor Co. , 5.29% , 12/08/46 ... (2,900) (2,412,064)
Ford Motor Credit Co. LLC ,
5.11% , 05/03/29 ............ (300) (300,463)
Goldman Sachs Group, Inc.
(The) , (1-day SOFR + 1.42%),
5.02% , 10/23/35
(a)
........... (200) (201,071)
Great Lakes Dredge & Dock Corp. ,
5.25% , 06/01/29
(c)
........... (8,696) (8,481,183)
Home Depot, Inc. (The) ,
5.88% , 12/16/36 ............ (200) (216,882)
JPMorgan Chase & Co.
(a)
:
(1-day SOFR + 1.07%),
1.95% , 02/04/32 .......... (200) (178,340)
(1-day SOFR + 1.02%),
2.07% , 06/01/29 .......... (200) (190,981)
(1-day SOFR + 1.18%),
2.55% , 11/08/32 .......... (1,300) (1,173,116)
(1-day SOFR + 1.58%),
3.33% , 04/22/52 .......... (1,200) (850,735)
(1-day SOFR + 1.34%),
4.95% , 10/22/35 .......... (6,900) (6,968,021)
KKR Group Finance Co. VI LLC ,
3.75% , 07/01/29
(c)
........... (300) (293,807)
Lowe's Cos., Inc. , 1.70% , 10/15/30 .. (600) (532,921)
Marsh & McLennan Cos., Inc. ,
4.75% , 03/15/39 ............ (800) (770,172)
Met Tower Global Funding ,
5.25% , 04/12/29
(c)
........... (150) (154,964)
Metropolitan Life Global Funding I ,
5.05% , 01/08/34
(c)
........... (3,800) (3,876,076)
Mondelez International, Inc. ,
4.75% , 08/28/34 ............ (100) (99,521)
Morgan Stanley
(a)
:
(1-day SOFR + 1.49%),
3.22% , 04/22/42 .......... (300) (235,052)
(1-day SOFR + 1.83%),
6.41% , 11/01/29 .......... (200) (211,982)
Mosaic Co. (The) , 4.05% , 11/15/27 .. (2,000) (1,998,862)
Motorola Solutions, Inc. ,
5.60% , 06/01/32 ............ (100) (105,162)
National Fuel Gas Co. , 4.75% , 09/01/28 (200) (202,170)
National Health Investors, Inc. ,
3.00% , 02/01/31 ............ (100) (90,772)
NetApp, Inc. , 2.70% , 06/22/30 ..... (500) (465,713)
New York Life Insurance Co. ,
3.75% , 05/15/50
(c)
........... (800) (592,951)
Northwestern Mutual Global Funding ,
4.71% , 01/10/29
(c)
........... (100) (101,766)
Oncor Electric Delivery Co. LLC ,
4.65% , 11/01/29
(c)
........... (400) (406,527)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
OneMain Finance Corp. ,
6.50% , 03/15/33 ............ USD (4,300) $ (4,337,199)
Oracle Corp.:
4.80% , 09/26/32 ............ (7,325) (7,071,716)
4.90% , 02/06/33 ............ (5,000) (4,811,967)
5.20% , 09/26/35 ............ (5,455) (5,226,330)
O'Reilly Automotive, Inc. ,
1.75% , 03/15/31 ............ (162) (141,985)
PBF Holding Co. LLC , 6.00% , 02/15/28 (7,980) (7,904,077)
Penske Truck Leasing Co. LP ,
3.40% , 11/15/26
(c)
........... (300) (297,963)
Prologis LP , 2.13% , 04/15/27 ...... (200) (195,737)
QUALCOMM, Inc. , 4.80% , 05/20/45 . (100) (91,506)
Rivian Holdings LLC ,
10.00% , 01/15/31
(c)
.......... (17,148) (16,857,497)
Sammons Financial Group, Inc. ,
6.88% , 04/15/34
(c)
........... (500) (547,483)
Targa Resources Corp. ,
5.20% , 07/01/27 ............ (300) (304,865)
Union Pacific Corp. , 3.95% , 08/15/59 (700) (519,651)
United Parcel Service, Inc. ,
5.50% , 05/22/54 ............ (1,000) (971,900)
Valaris Ltd. , 8.38% , 04/30/30
(c)
..... (5,193) (5,403,130)
Walt Disney Co. (The) , 4.63% , 03/23/40 (400) (383,896)
Weatherford International Ltd. ,
8.63% , 04/30/30
(c)
........... (5,034) (5,159,850)
Wells Fargo & Co.
(a)
:
(3-mo. CME Term SOFR + 1.57%),
3.58% , 05/22/28 .......... (100) (99,343)
(1-day SOFR + 2.06%),
6.49% , 10/23/34 .......... (1,100) (1,217,638)
Western Digital Corp. , 4.75% , 02/15/26 (482) (482,369)
Xerox Holdings Corp. ,
8.88% , 11/30/29
(c)
........... (1,380) (555,440)
Zayo Group Holdings, Inc. ,
9.00%
,
( 9.00 % Cash or 1.88%
PIK), 09/09/30
(a) (c) (q)
.......... (985) (903,738)
(115,791,091)
Foreign Agency Obligations — (0.0) %
Denmark — (0.0)%
Orsted A/S , 4.13% , 03/01/35 ...... EUR (10,000) (11,772,998)
Foreign Government Obligations — ( 0 .2 ) %
Spain — (0.2)%
Bonos y Obligaciones del Estado
(c)
:
0.50% , 10/31/31 ............ (40,000) (41,346,357)
0.70% , 04/30/32 ............ (40,000) (41,251,917)
(82,598,274)
United Kingdom — (0.0)%
U.K. Treasury Inflation Linked Bonds ,
0.13% , 03/22/46 ............ GBP (28,582) (25,954,950)
Total Borrowed Bonds — ( 0 .6 ) %
(Proceeds: $ (299,152,768) ) ........................
(275,807,704)
TBA Sale Commitments
Uniform Mortgage-Backed Securities
(w)
3.00% , 01/25/56 ............ USD (246,538) (218,022,414)
3.50% , 01/25/56 - 02/25/56 ..... (5,172,354) (4,780,699,421)
4.00% , 01/25/56 ............ (555,000) (526,375,631)
4.50% , 01/25/56 ............ (767,805) (749,486,839)
5.00% , 01/25/56 ............ (4,164,605) (4,152,892,048)
Security
Par (000)
Par (000) Value
TBA Sale Commitments (continued)
6.50% , 01/25/56 ............ USD (1,073,782) $ (1,115,917,828)
Total TBA Sale Commitments — ( 25 .5 ) %
(Proceeds: $ (11,495,836,330) ) ...................... (11,543,394,181)
Total Investments Net of Options Written, Borrowed Bonds and
TBA Sale Commitments — 120 .8%
(Cost: $ 53,947,796,372 ) ........................... 54,672,218,519
Liabilities in Excess of Other Assets — (20.8) % ........... (9,409,204,870)
Net Assets — 100.0% .............................. $ 45,263,013,649

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)
Zero-coupon bond.
(i)
Rounds to less than 1,000.
(j)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(k)
All or a portion of this security is on loan.
(l)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(m)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $526,880,702, representing 1.16% of its net assets as of period end, and an original cost of $376,139,126.
(n)
Investment does not issue shares.
(o)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(p)
Perpetual security with no stated maturity date.
(q)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(r)
Convertible security.
(s)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(t)
Affiliate of the Fund.
(u)
When-issued security.
(v)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(w)
Represents or includes a TBA transaction.
(x)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(y)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(z)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(aa)
The amount to be repurchased assumes the maturity will be the day after the period end.
(ab)
Rates are discount rates or a range of discount rates as of period end.
(ac)
Annualized 7-day yield as of period end.
(ad)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 274,663,970 $ 136,097,564
(a)
$ — $ 5,350 $ 16,243 $ 410,783,127 410,577,838 $ 2,886,666
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 580,142,900 — (460,782,260)
(a)
— — 119,360,640 119,360,640 27,973,720 —
iShares 0-5 Year TIPS Bond
ETF ................ 40,410,014 — — — 719,025 41,129,039 401,690 1,691,194 —
iShares AAA CLO Active ETF . 15,531,000 15,548,959 (15,550,400) (8,599) 2,420 15,523,380 300,000 876,995 —
iShares Biotechnology ETF
(c)
. 22,488,921 — (22,585,771) (1,752,883) 1,849,733 — — 20,611 —
iShares Bitcoin Trust ETF ... 89,715,136 178,576,360 (142,323,347) (2,404,460) (22,878,454) 100,685,235 2,027,900 — —
iShares Broad USD High Yield
Corporate Bond ETF
(c)
... 66,611,864 — (67,678,233) 571,632 494,737 — — 387,995 —
iShares China Large-Cap ETF — 67,789,063 (52,561,377) 1,776,139 209,789 17,213,614 449,559 205,079 —
iShares Ethereum Trust ETF . — 25,940,472 — — (7,660,022) 18,280,450 815,000 — —
iShares Flexible Income Active
ETF ................ — 111,861,648 — — (516,948) 111,344,700 2,110,000 903,567 —
iShares High Yield Muni Active
ETF ................ — 20,029,680 — — (752,400) 19,277,280 396,000 880,627 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 49,797,483 1,272,478,127 (924,378,794) (1,705,748) 5,317,386 401,508,454 4,979,641 14,401,531 —
iShares iBoxx $ Investment
Grade Corporate Bond ETF 19,956,430 576,704,628 (561,624,958) 75,645 379,132 35,490,877 322,088 1,434,524 —
iShares Latin America 40 ETF
(c)
6,725,492 — (7,774,691) (266,952) 1,316,151 — — — —
iShares MSCI Brazil ETF ... 6,709,421 — — — 2,760,072 9,469,493 298,064 491,256 —
iShares Russell Mid-Cap
Growth ETF
(c)
......... 6,069,171 — (5,760,607) 1,194,862 (1,503,426) — — 4,739 —
$ (2,515,014) $ (20,246,562) $ 1,300,066,289 $ 52,158,504 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
BNP Paribas SA ....... 3 .74% 09/17/25 Open
(a)
$ 14,591,387 $ 14,759,164 Corporate Bonds Open/Demand
(a)
Morgan Stanley & Co. LLC 2 .75 09/17/25 Open
(a)
2,320,762 2,332,270 Corporate Bonds Open/Demand
(a)
BNP Paribas SA ....... 3 .74 09/19/25 Open
(a)
22,955,335 23,223,919 Corporate Bonds Open/Demand
(a)
Morgan Stanley & Co.
International ........ 3 .55 09/19/25 Open
(a)
17,284,394 17,476,947
Foreign Government
Obligations Open/Demand
(a)
BNP Paribas SA ....... 3 .69 09/22/25 Open
(a)
2,313,000 2,338,921 Corporate Bonds Open/Demand
(a)
BNP Paribas SA ....... 3 .75 09/22/25 Open
(a)
10,972,500 11,096,136 Corporate Bonds Open/Demand
(a)
Morgan Stanley & Co. LLC 2 .50 09/23/25 Open
(a)
2,627,892 2,648,076 Corporate Bonds Open/Demand
(a)
Morgan Stanley & Co. LLC 3 .00 09/23/25 Open
(a)
2,198,662 2,218,572 Corporate Bonds Open/Demand
(a)
Nomura Securities
International, Inc. ..... 3 .70 10/06/25 Open
(a)
8,633,271 8,713,371
Foreign Government
Obligations Open/Demand
(a)
HSBC Securities (USA), Inc. 3 .77 10/15/25 Open
(a)
14,950,532 15,080,203 Corporate Bonds Open/Demand
(a)
Morgan Stanley & Co. LLC 3 .00 10/15/25 Open
(a)
3,855,000 3,882,039 Corporate Bonds Open/Demand
(a)
BNP Paribas SA ....... 3 .75 10/16/25 Open
(a)
2,925,000 2,949,984 Corporate Bonds Open/Demand
(a)
BNP Paribas SA ....... 3 .75 10/16/25 Open
(a)
2,526,881 2,548,465 Corporate Bonds Open/Demand
(a)
HSBC Securities (USA), Inc. 3 .77 10/16/25 Open
(a)
3,143,811 3,170,707 Corporate Bonds Open/Demand
(a)
Morgan Stanley & Co.
International ........ 3 .60 10/16/25 Open
(a)
17,693,677 17,838,765 Foreign Agency Obligations Open/Demand
(a)
BNP Paribas SA ....... 3 .74 10/20/25 Open
(a)
1,164,000 1,173,280 Corporate Bonds Open/Demand
(a)
BNP Paribas SA ....... 3 .75 10/21/25 Open
(a)
2,356,620 2,375,195 Corporate Bonds Open/Demand
(a)
Deutsche Bank AG ...... 1 .97 10/21/25 Open
(a)
81,889,172 83,276,402
Foreign Government
Obligations Open/Demand
(a)
Morgan Stanley & Co. LLC 3 .00 10/22/25 Open
(a)
2,991,350 3,010,295 Corporate Bonds Open/Demand
(a)
Citigroup Global Markets,
Inc. .............. 1 .50 10/23/25 Open
(a)
9,619,845 9,652,846 Corporate Bonds Open/Demand
(a)
Morgan Stanley & Co. LLC 3 .00 10/31/25 Open
(a)
7,161,000 7,200,087 Corporate Bonds Open/Demand
(a)
HSBC Securities (USA), Inc. 3 .77 11/12/25 Open
(a)
9,642,792 9,695,292 Corporate Bonds Open/Demand
(a)
BNP Paribas SA ....... 3 .75 11/18/25 Open
(a)
1,155,109 1,160,596 Corporate Bonds Open/Demand
(a)
HSBC Securities (USA), Inc. 3 .77 11/18/25 Open
(a)
668,643 671,835 Corporate Bonds Open/Demand
(a)
HSBC Securities (USA), Inc. 3 .77 11/18/25 Open
(a)
866,856 870,995
Foreign Government
Obligations Open/Demand
(a)
HSBC Securities (USA), Inc. 3 .77 11/18/25 Open
(a)
13,667,462 13,732,717
Foreign Government
Obligations Open/Demand
(a)
HSBC Securities (USA), Inc. 3 .77 11/18/25 Open
(a)
1,321,573 1,327,883
Foreign Government
Obligations Open/Demand
(a)
HSBC Securities (USA), Inc. 3 .77 11/18/25 Open
(a)
990,903 995,634
Foreign Government
Obligations Open/Demand
(a)
Morgan Stanley & Co. LLC 3 .65 11/24/25 Open
(a)
4,351,200 4,368,508 Corporate Bonds Open/Demand
(a)
Citigroup Global Markets Ltd. 2 .01 12/01/25 Open
(a)
52,184,469 52,910,535
Foreign Government
Obligations Open/Demand
(a)
HSBC Securities (USA), Inc. 3 .77 12/01/25 Open
(a)
5,226,400 5,243,766 Corporate Bonds Open/Demand
(a)
HSBC Securities (USA), Inc. 3 .77 12/01/25 Open
(a)
17,204,203 17,261,369 Corporate Bonds Open/Demand
(a)
HSBC Securities (USA), Inc. 3 .77 12/01/25 Open
(a)
4,858,838 4,874,983 Corporate Bonds Open/Demand
(a)
HSBC Securities (USA), Inc. 3 .77 12/01/25 Open
(a)
10,896,123 10,932,328 Foreign Agency Obligations Open/Demand
(a)
HSBC Securities (USA), Inc. 3 .77 12/01/25 Open
(a)
21,956,405 22,029,361 Corporate Bonds Open/Demand
(a)
Morgan Stanley & Co. LLC 3 .50 12/03/25 Open
(a)
1,954,662 1,960,295 Corporate Bonds Open/Demand
(a)
Morgan Stanley & Co. LLC 3 .60 12/04/25 Open
(a)
1,986,875 1,992,549 Corporate Bonds Open/Demand
(a)
Santander US Capital
Markets LLC ........ 3 .98 12/11/25 01/06/26   28,914,561 28,978,494
U.S. Government Sponsored
Agency Securities Up to 30 Days
J.P. Morgan Securities LLC 3 .25 12/12/25 01/30/26   2,325,000 2,329,198 Corporate Bonds Up to 30 Days
J.P. Morgan Securities LLC 3 .25 12/12/25 01/30/26   3,800,000 3,806,861 Preferred Securities Up to 30 Days
J.P. Morgan Securities LLC 3 .60 12/12/25 01/30/26   16,859,374 16,893,093 Corporate Bonds Up to 30 Days
J.P. Morgan Securities LLC 3 .65 12/12/25 01/30/26   13,251,330 13,278,201 Corporate Bonds Up to 30 Days
J.P. Morgan Securities LLC 3 .65 12/12/25 01/30/26   1,125,000 1,127,281 Corporate Bonds Up to 30 Days
J.P. Morgan Securities LLC 3 .70 12/12/25 01/30/26   10,253,075 10,274,151 Corporate Bonds Up to 30 Days
J.P. Morgan Securities LLC 3 .75 12/12/25 01/30/26   9,112,687 9,131,672 Corporate Bonds Up to 30 Days
BofA Securities, Inc. ..... 2 .75 12/12/25 03/04/26   2,118,510 2,121,747 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 2 .95 12/12/25 03/04/26   5,568,975 5,578,102 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .00 12/12/25 03/04/26   2,749,550 2,754,133 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .25 12/12/25 03/04/26   1,442,500 1,445,105 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .40 12/12/25 03/04/26   1,259,242 1,261,621 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .40 12/12/25 03/04/26   6,845,740 6,858,671 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .45 12/12/25 03/04/26   614,436 615,614 Corporate Bonds 31-90 Days

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
BofA Securities, Inc. ..... 3 .45% 12/12/25 03/04/26   $ 2,370,000 $ 2,374,543 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .50 12/12/25 03/04/26   656,783 658,060 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .50 12/12/25 03/04/26   2,174,025 2,178,252 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .50 12/12/25 03/04/26   1,442,500 1,445,305 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .55 12/12/25 03/04/26   794,062 795,628 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .55 12/12/25 03/04/26   9,450,000 9,468,638 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .57 12/12/25 03/04/26   1,467,613 1,470,524 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .60 12/12/25 03/04/26   1,455,075 1,457,985 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .60 12/12/25 03/04/26   2,362,500 2,367,225 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .60 12/12/25 03/04/26   952,330 954,235 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .60 12/12/25 03/04/26   2,193,319 2,197,706 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .60 12/12/25 03/04/26   801,250 802,852 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .60 12/12/25 03/04/26   5,118,750 5,128,987 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .60 12/12/25 03/04/26   519,210 520,248 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .60 12/12/25 03/04/26   993,000 994,986 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .60 12/12/25 03/04/26   273,275 273,822 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .60 12/12/25 03/04/26   1,012,800 1,014,826 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .60 12/12/25 03/04/26   1,191,516 1,193,899 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .60 12/12/25 03/04/26   1,244,308 1,246,797 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .60 12/12/25 03/04/26   844,751 846,440 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .60 12/12/25 03/04/26   720,888 722,330 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .60 12/12/25 03/04/26   947,722 949,617 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .60 12/12/25 03/04/26   478,500 479,457 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .65 12/12/25 03/04/26   4,066,150 4,074,395 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .65 12/12/25 03/04/26   2,952,062 2,958,048 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .65 12/12/25 03/04/26   132,635 132,904 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .65 12/12/25 03/04/26   1,632,500 1,635,810 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .70 12/12/25 03/04/26   449,089 450,012 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .73 12/12/25 03/04/26   864,686 866,478 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .73 12/12/25 03/04/26   958,750 960,737 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .73 12/12/25 03/04/26   1,451,250 1,454,257 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .75 12/12/25 03/04/26   1,580,948 1,584,242 Corporate Bonds 31-90 Days
Citigroup Global Markets,
Inc. .............. 0 .50 12/12/25 03/04/26   660,660 660,844 Corporate Bonds 31-90 Days
J.P. Morgan Securities LLC 3 .40 12/12/25 03/04/26   1,840,625 1,844,102 Corporate Bonds 31-90 Days
Merrill Lynch International . 3 .50 12/12/25 03/04/26   448,254 449,126
Foreign Government
Obligations 31-90 Days
Merrill Lynch International . 3 .55 12/12/25 03/04/26   16,925,448 16,958,829 Foreign Agency Obligations 31-90 Days
Merrill Lynch International . 3 .60 12/12/25 03/04/26   303,015 303,621 Corporate Bonds 31-90 Days
Morgan Stanley & Co.
International ........ 3 .55 12/12/25 03/04/26   1,055,493 1,057,575
Foreign Government
Obligations 31-90 Days
Morgan Stanley & Co. LLC 2 .95 12/12/25 03/04/26   1,063,844 1,065,588 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 1 .50 12/17/25 03/04/26   1,389,960 1,390,829 Corporate Bonds 31-90 Days
Barclays Bank plc ...... 2 .75 12/18/25 01/16/26   13,573,534 13,588,050 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .74 12/18/25 01/16/26   17,924,625 17,950,695 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .74 12/18/25 01/16/26   239,584,000 239,932,462 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .74 12/18/25 01/16/26   20,206,294 20,235,683 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .74 12/18/25 01/16/26   19,995,559 20,024,641 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .74 12/18/25 01/16/26   12,333,825 12,351,764 Corporate Bonds Up to 30 Days
BNP Paribas SA ....... 3 .74 12/18/25 01/16/26   17,668,694 17,694,392 Corporate Bonds Up to 30 Days
BofA Securities, Inc. ..... 2 .90 12/18/25 03/04/26   347,017 347,408 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .65 12/18/25 03/04/26   1,466,167 1,468,248 Corporate Bonds 31-90 Days
J.P. Morgan Securities LLC 3 .65 12/19/25 01/30/26   2,961,750 2,965,654 Corporate Bonds Up to 30 Days
BofA Securities, Inc. ..... 3 .60 12/19/25 03/04/26   189,763 190,010 Corporate Bonds 31-90 Days
Citigroup Global Markets,
Inc. .............. 1 .75 12/19/25 Open
(a)
342,125 342,341 Corporate Bonds Open/Demand
(a)
J.P. Morgan Securities LLC 2 .95 12/22/25 01/30/26   2,188,775 2,190,389 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 1 .30 12/23/25 01/16/26   1,051,610 1,051,952 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .00 12/23/25 01/16/26   1,842,165 1,843,547 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .25 12/23/25 01/16/26   1,712,288 1,713,679 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .72 12/23/25 01/16/26   910,565 911,412 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .72 12/23/25 01/16/26   1,100,495 1,101,518 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .73 12/23/25 01/16/26   22,779,200 22,800,442 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .73 12/23/25 01/16/26   13,894,931 13,907,888 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .74 12/23/25 01/16/26   22,473,244 22,494,256 Corporate Bonds Up to 30 Days

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Barclays Bank plc ...... 3 .74% 12/23/25 01/16/26   $ 13,149,160 $ 13,161,454 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .74 12/23/25 01/16/26   12,137,200 12,148,548 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .74 12/23/25 01/16/26   2,079,000 2,080,944 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .74 12/23/25 01/16/26   28,171,920 28,198,261 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .74 12/23/25 01/16/26   29,031,125 29,058,269 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .74 12/23/25 01/16/26   9,043,239 9,051,694 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .74 12/23/25 01/16/26   14,342,981 14,356,392 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .74 12/23/25 01/16/26   14,262,067 14,275,402 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .74 12/23/25 01/16/26   12,445,254 12,456,890 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .74 12/23/25 01/16/26   7,792,875 7,800,161 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .74 12/23/25 01/16/26   939,028 939,906 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .74 12/23/25 01/16/26   23,682,900 23,705,044 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .74 12/23/25 01/16/26   12,303,125 12,314,628 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .74 12/23/25 01/16/26   29,076,085 29,103,271 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .74 12/23/25 01/16/26   29,239,575 29,266,914 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... 3 .75 12/23/25 01/16/26   10,128,662 10,138,155 Foreign Agency Obligations Up to 30 Days
Barclays Capital, Inc. .... 3 .72 12/23/25 01/16/26   1,603,249 1,604,740 Corporate Bonds Up to 30 Days
BofA Securities, Inc. ..... 1 .50 12/23/25 03/04/26   1,203,073 1,203,524 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .50 12/24/25 03/04/26   1,085,119 1,085,963 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .60 12/24/25 03/04/26   475,038 475,418 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .60 12/24/25 03/04/26   177,410 177,552 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .70 12/24/25 03/04/26   557,468 557,926 Corporate Bonds 31-90 Days
BofA Securities, Inc. ..... 3 .70 12/24/25 03/04/26   2,388,150 2,390,114 Corporate Bonds 31-90 Days
$ 1,236,446,459 $ 1,241,495,594
(a)
Certain agreements have no stated maturity and can be terminated by either party at any time.

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CME Bitcoin
(a)
............................................................ 20 01/30/26 $ 8,789 $ (25,680)
Euro-Bobl ............................................................... 4,936 03/06/26 673,819 (497,669)
Euro-Buxl ............................................................... 1,046 03/06/26 135,366 (932,804)
Euro-Schatz ............................................................. 995 03/06/26 124,872 (134,411)
Short Euro-BTP ........................................................... 3,785 03/06/26 477,418 432,999
OSE Nikkei 225 Index ....................................................... 6 03/12/26 1,931 (10,856)
Japan 10-Year Bond ........................................................ 466 03/13/26 393,916 (3,432,764)
Australia 3-Year Bond ....................................................... 5,539 03/16/26 388,111 (171,944)
EURO STOXX 50 Index ..................................................... 166 03/20/26 11,395 122,327
EURO STOXX Bank Index .................................................... 2,241 03/20/26 35,040 816,174
MSCI Emerging Markets Index ................................................. 315 03/20/26 22,230 219,612
U.S. Treasury Ultra Bond ..................................................... 3,457 03/20/26 407,926 (7,331,514)
Long Gilt ................................................................ 312 03/27/26 38,427 183,382
U.S. Treasury 2-Year Note .................................................... 8,208 03/31/26 1,713,741 143,225
U.S. Treasury 5-Year Note .................................................... 1,931 03/31/26 211,067 (86,266)
CBOE Volatility Index ....................................................... 60 06/17/26 1,262 (63,574)
30-day Federal Funds ....................................................... 225 07/31/26 90,668 51,235
3-mo. SOFR ............................................................. 3,301 09/15/26 797,934 (175,907)
3-mo. SONIA Index ......................................................... 1,006 09/15/26 327,449 233,930
90-day Australia Bank Accepted Bills ............................................. 703 12/10/26 464,429 56,217
3-mo. SOFR ............................................................. 339 12/15/26 82,076 62,876
3-mo. SOFR ............................................................. 1,103 03/16/27 267,174 265,118
3-mo. EURIBOR .......................................................... 798 12/13/27 228,884 123,703
(10,152,591)
Short Contracts
WTI Crude Oil
(a)
........................................................... 1,018 01/16/26 58,454 (1,465,349)
CBOE Volatility Index ....................................................... 60 02/18/26 1,112 (9,845)
CME Bitcoin
(a)
............................................................ 24 02/27/26 10,594 26,046
Euro-BTP ............................................................... 1,552 03/06/26 219,198 225,250
Euro-Bund .............................................................. 16,384 03/06/26 2,456,294 12,864,131
Euro-OAT ............................................................... 1,124 03/06/26 159,290 (92,250)
Australia 10-Year Bond ...................................................... 1,875 03/16/26 136,995 149,495
3-mo. CORRA ............................................................ 244 03/17/26 43,438 (46,221)
3-mo. SOFR ............................................................. 2,327 03/17/26 560,283 (22,627)
Korea 10-Year Bond ........................................................ 217 03/17/26 17,010 (79,657)
Korea 3-Year Bond ......................................................... 467 03/17/26 34,182 (72,534)
Canada 10-Year Bond ....................................................... 396 03/20/26 34,884 (120,095)
Nasdaq-100 E-Mini Index ..................................................... 193 03/20/26 98,263 (70,773)
Russell 2000 E-Mini Index .................................................... 915 03/20/26 114,284 3,257,875
S&P 500 E-Mini Index ....................................................... 1,200 03/20/26 413,550 308,121
U.S. Treasury 10-Year Note ................................................... 34,172 03/20/26 3,842,214 6,480,646
U.S. Treasury 10-Year Ultra Note ............................................... 16,449 03/20/26 1,891,892 4,612,937
U.S. Treasury Long Bond ..................................................... 2,798 03/20/26 323,431 1,733,526
3-mo. SOFR ............................................................. 2 06/16/26 482 (55)
27,678,621
$ 17,526,030
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 182,097,115 USD 32,724,794 Barclays Bank plc 01/05/26 $ 506,123
BRL 896,150,625 USD 160,528,549 Citibank NA 01/05/26 3,010,048
EGP 681,880,753 USD 14,283,216 Citibank NA 01/05/26 11,978
USD 109,292,754 BRL 591,931,741 Barclays Bank plc 01/05/26 1,271,085
USD 91,063,590 BRL 486,315,999 Deutsche Bank AG 01/05/26 2,315,745
USD 26,862,000 BRL 146,371,038 Morgan Stanley & Co. International plc 01/05/26 150,738
USD 16,490,905 BRL 88,946,500 Goldman Sachs International 01/14/26 297,283
USD 38,317,000 BRL 206,502,574 HSBC Bank plc 01/14/26 721,090
USD 200,251,930 HKD 1,550,000,000 BNP Paribas SA 01/14/26 1,025,446
USD 54,153,000 INR 4,818,891,350 Deutsche Bank AG 01/14/26 590,950
USD 23,125,164 INR 2,059,133,978 Nomura International plc 01/14/26 237,859
AUD 6,816,632 NZD 7,789,760 Morgan Stanley & Co. International plc 01/15/26 62,567
AUD 99,657,500 USD 65,836,849 Bank of America NA 01/15/26 674,471
AUD 13,704,000 USD 8,996,155 Goldman Sachs International 01/15/26 149,881
AUD 5,372,957 USD 3,528,857 Morgan Stanley & Co. International plc 01/15/26 57,049
CHF 134,914 USD 170,000 Barclays Bank plc 01/15/26 512
CHF 17,796,730 USD 22,344,000 Morgan Stanley & Co. International plc 01/15/26 148,464
CHF 7,802,052 USD 9,782,058 Natwest Markets plc 01/15/26 78,595
CHF 10,691,647 USD 13,404,000 UBS AG 01/15/26 108,678
CLP 20,581,985,600 USD 22,198,000 Bank of America NA 01/15/26 660,148
CLP 36,314,659,454 USD 39,053,900 Goldman Sachs International 01/15/26 1,276,797
CLP 6,266,370,000 USD 6,702,000 Standard Chartered Bank 01/15/26 257,368
CLP 28,911,572,000 USD 31,222,000 UBS AG 01/15/26 886,903
CNY 1,342,947,548 USD 189,417,225 Canadian Imperial Bank of Commerce 01/15/26 3,221,753
CZK 2,982,987,953 USD 143,100,607 Bank of America NA 01/15/26 2,028,066
EUR 10,806,600 HUF 4,153,998,684 Bank of America NA 01/15/26 13,028
EUR 66,366,600 USD 78,024,697 JPMorgan Chase Bank NA 01/15/26 6,788
EUR 9,430,460 USD 10,938,766 State Street Bank and Trust Co. 01/15/26 149,233
GBP 12,800,000 USD 16,785,210 Commonwealth Bank of Australia 01/15/26 468,371
HUF 18,444,669,046 USD 55,640,111 Goldman Sachs International 01/15/26 719,549
HUF 5,574,039,278 USD 16,813,000 State Street Bank and Trust Co. 01/15/26 219,073
IDR 1,234,064,524,752 USD 192,963,162 Citibank NA 01/15/26 754,069
KRW 37,476,047,360 USD 25,626,400 HSBC Bank plc 01/15/26 336,331
MXN 486,849,978 USD 26,877,000 Citibank NA 01/15/26 133,428
MXN 4,379,578,482 USD 237,476,386 Royal Bank of Canada 01/15/26 5,502,549
MYR 843,659,082 USD 203,531,659 Credit Agricole Corporate & Investment Bank SA 01/15/26 4,555,873
PEN 97,385,996 USD 28,876,500 Citibank NA 01/15/26 84,458
PHP 1,508,229,007 USD 25,531,700 Societe Generale SA 01/15/26 54,910
PLN 341,033,937 USD 93,290,404 HSBC Bank plc 01/15/26 1,700,509
PLN 97,456,937 USD 26,717,000 Morgan Stanley & Co. International plc 01/15/26 428,461
RON 107,798,467 USD 24,431,438 Goldman Sachs International 01/15/26 425,522
THB 710,762,640 USD 22,344,000 Nomura International plc 01/15/26 230,648
THB 6,836,407,083 USD 211,326,340 Standard Chartered Bank 01/15/26 5,805,907
USD 8,918,000 COP 33,781,384,000 Societe Generale SA 01/15/26 22,044
USD 8,982,946 EUR 7,612,250 Barclays Bank plc 01/15/26 32,733
USD 35,790,000 JPY 5,569,652,684 Barclays Bank plc 01/15/26 200,053
USD 13,383,000 JPY 2,081,542,302 Natwest Markets plc 01/15/26 81,995
USD 22,527,000 THB 708,812,055 HSBC Bank plc 01/15/26 14,304
ZAR 381,804,217 USD 22,344,000 Barclays Bank plc 01/15/26 696,919
ZAR 1,172,280,463 USD 68,001,300 Goldman Sachs International 01/15/26 2,742,862
ZAR 2,196,415,330 USD 127,402,074 UBS AG 01/15/26 5,146,039
EUR 18,216,881 USD 21,193,038 Natwest Markets plc 01/16/26 226,782
EUR 2,248,806 USD 2,610,132 Wells Fargo Bank NA 01/16/26 34,066
EGP 918,394,230 USD 18,957,266 Citibank NA 01/20/26 199,384
JPY 1,392,157,867 USD 8,881,989 JPMorgan Chase Bank NA 01/21/26 18,770
USD 498,215 HKD 3,872,815 Credit Agricole Corporate & Investment Bank SA 01/21/26 297
USD 6,028,252 HKD 46,867,234 Morgan Stanley & Co. International plc 01/21/26 2,652
USD 8,997,873 JPY 1,392,157,867 Morgan Stanley & Co. International plc 01/21/26 97,114
USD 21,881,642 JPY 3,390,057,131 UBS AG 01/21/26 207,319
AUD 825,656 USD 548,922 Citibank NA 01/22/26 2,139
AUD 248,000 USD 162,327 Natwest Markets plc 01/22/26 3,194
CLP 397,438,600 USD 427,353 Morgan Stanley & Co. International plc 01/22/26 14,207
MXN 4,787,000 USD 259,587 JPMorgan Chase Bank NA 01/22/26 5,806

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
PEN 1,777,200 USD 526,344 Goldman Sachs International 01/22/26 $ 2,032
USD 576,386 COP 2,187,032,323 Goldman Sachs International 01/22/26 2,817
USD 117,647 TWD 3,569,700 State Street Bank and Trust Co. 01/22/26 3,997
ZAR 5,783,467 USD 341,706 Natwest Markets plc 01/22/26 7,123
ARS 2,160,432,210 USD 1,398,338 Citibank NA 01/26/26 23,471
ARS 1,157,176,000 USD 699,200 Goldman Sachs International 01/26/26 62,353
MXN 577,346,265 USD 31,963,320 Goldman Sachs International 01/26/26 31,867
PEN 78,251,667 USD 23,174,693 Goldman Sachs International 01/26/26 86,775
PLN 290,184,331 USD 80,084,819 Deutsche Bank AG 01/26/26 735,419
TRY 614,947,988 USD 14,023,579 Barclays Bank plc 01/26/26 69,404
USD 349,600 ARS 530,692,800 BNP Paribas SA 01/26/26 344
MYR 96,487,674 USD 23,510,940 Morgan Stanley & Co. International plc 01/27/26 302,961
USD 116,276,980 COP 435,980,535,522 Citibank NA 01/27/26 2,273,738
USD 24,458,339 INR 2,171,360,005 UBS AG 01/27/26 352,397
NGN 19,316,456,669 USD 13,006,226 Morgan Stanley & Co. International plc 01/30/26 357,517
BRL 178,395,228 USD 31,825,034 Barclays Bank plc 02/03/26 476,915
BRL 756,595,913 USD 134,537,033 Citibank NA 02/03/26 2,459,472
USD 143,110,738 HKD 1,108,500,000 BNP Paribas SA 02/11/26 490,150
MXN 110,006,718 USD 6,072,796 Goldman Sachs International 02/26/26 5,434
USD 13,266,935 EUR 11,252,430 Deutsche Bank AG 02/26/26 10,914
USD 30,373,848 IDR 507,419,422,756 Morgan Stanley & Co. International plc 02/26/26 22,555
TRY 5,302,700 USD 116,010 Goldman Sachs International 03/16/26 1,229
AUD 41,144,858 USD 27,360,495 JPMorgan Chase Bank NA 03/18/26 99,781
BRL 294,993,793 USD 52,793,420 Citibank NA 03/18/26 143,264
CAD 109,322,403 USD 79,646,552 JPMorgan Chase Bank NA 03/18/26 250,171
CAD 137,292 USD 100,000 Wells Fargo Bank NA 03/18/26 338
CHF 35,750,000 EUR 38,383,627 JPMorgan Chase Bank NA 03/18/26 219,665
CNY 399,268,000 USD 57,043,289 HSBC Bank plc 03/18/26 439,549
CZK 690,029,000 USD 33,394,780 Goldman Sachs International 03/18/26 208,539
EUR 41,144,858 USD 48,512,462 Wells Fargo Bank NA 03/18/26 4,485
GBP 4,139,808 EUR 4,720,000 Barclays Bank plc 03/18/26 13,526
GBP 4,218,511 EUR 4,780,000 JPMorgan Chase Bank NA 03/18/26 48,844
GBP 4,168,128 EUR 4,720,000 Standard Chartered Bank 03/18/26 51,693
GBP 37,368 USD 50,000 JPMorgan Chase Bank NA 03/18/26 361
INR 12,920,612,889 USD 142,769,203 Bank of America NA 03/18/26 54,076
INR 210,000,000 USD 2,307,976 Natwest Markets plc 03/18/26 13,345
JPY 1,923,137,051 USD 12,343,256 JPMorgan Chase Bank NA 03/18/26 10,853
MXN 1,234,258,572 USD 66,983,891 Goldman Sachs International 03/18/26 1,074,103
NOK 51,650,000 EUR 4,292,706 Barclays Bank plc 03/18/26 60,931
NOK 51,300,000 SEK 46,582,324 Citibank NA 03/18/26 9,099
NOK 504,543 USD 50,000 Bank of Montreal 03/18/26 42
NOK 316,135,000 USD 31,118,755 Credit Agricole Corporate & Investment Bank SA 03/18/26 236,320
PLN 93,278,000 USD 25,945,019 Canadian Imperial Bank of Commerce 03/18/26 27,504
SEK 656,171,379 NOK 718,950,000 Citibank NA 03/18/26 236,413
SEK 233,413,270 NOK 256,547,900 Goldman Sachs International 03/18/26 4,452
SEK 226,273,147 USD 24,657,380 JPMorgan Chase Bank NA 03/18/26 13,644
SEK 376,181,000 USD 40,679,448 Royal Bank of Canada 03/18/26 336,335
TRY 983,947,088 USD 21,441,100 UBS AG 03/18/26 279,662
USD 26,859,131 AUD 40,196,432 Citibank NA 03/18/26 31,839
USD 4,084,138 DKK 25,840,000 Citibank NA 03/18/26 1,317
USD 180,773,170 EUR 153,008,286 BNP Paribas SA 03/18/26 349,777
USD 23,064,966 EUR 19,523,954 Canadian Imperial Bank of Commerce 03/18/26 42,827
USD 12,727,464 EUR 10,791,000 Deutsche Bank AG 03/18/26 2,997
USD 1,766,269,329 EUR 1,490,500,000 Goldman Sachs International 03/18/26 8,710,482
USD 1,765,332,401 EUR 1,490,500,000 Societe Generale SA 03/18/26 7,773,554
USD 1,143,190,737 EUR 967,576,150 Standard Chartered Bank 03/18/26 2,250,098
USD 994,078,900 EUR 841,370,564 Toronto Dominion Bank 03/18/26 1,956,607
USD 2,082,221 HKD 16,161,000 HSBC Bank plc 03/18/26 906
USD 159,146,856 HKD 1,235,591,000 Wells Fargo Bank NA 03/18/26 19,728
USD 216,695,828 JPY 33,550,365,000 Goldman Sachs International 03/18/26 1,170,431
USD 2,185,933 JPY 338,250,000 HSBC Bank plc 03/18/26 13,037
USD 190,724,603 JPY 29,385,134,462 JPMorgan Chase Bank NA 03/18/26 1,956,380
USD 15,961,408 JPY 2,455,899,000 Societe Generale SA 03/18/26 184,870

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 664,771 JPY 102,233,000 Toronto Dominion Bank 03/18/26 $ 8,033
USD 102,744,801 PHP 6,078,793,419 Bank of America NA 03/18/26 46,838
USD 55,183,051 PHP 3,255,800,000 Deutsche Bank AG 03/18/26 178,052
USD 164,338 PLN 590,000 Toronto Dominion Bank 03/18/26 57
USD 49,314,760 SEK 450,029,699 JPMorgan Chase Bank NA 03/18/26 247,102
USD 22,000,000 TWD 685,520,000 HSBC Bank plc 03/18/26 210,136
ZAR 1,148,655,504 USD 66,983,891 Citibank NA 03/18/26 2,026,694
ZAR 727,746,000 USD 43,086,024 Morgan Stanley & Co. International plc 03/18/26 636,552
IDR 209,907,671,936 USD 12,484,509 Royal Bank of Canada 03/25/26 59,364
USD 19,975,422 IDR 333,710,192,558 HSBC Bank plc 03/25/26 33,235
USD 21,291,496 IDR 355,873,303,253 Royal Bank of Canada 03/25/26 24,864
USD 68,061,434 BRL 380,443,000 Deutsche Bank AG 04/02/26 74,015
USD 45,640,712 BRL 253,452,000 JPMorgan Chase Bank NA 04/02/26 347,337
USD 33,685,703 INR 3,000,385,600 BNP Paribas SA 06/18/26 744,160
MXN 2,029,454,000 USD 107,774,301 Morgan Stanley & Co. International plc 08/18/26 2,297,626
USD 1,087,760,512 EUR 905,452,232 BNP Paribas SA 09/16/26 12,006,156
USD 1,087,742,402 EUR 905,452,232 Deutsche Bank AG 09/16/26 11,988,046
USD 16,748,548 INR 1,500,000,000 Bank of America NA 09/17/26 378,135
USD 4,949,951 INR 450,000,000 Citibank NA 09/17/26 38,826
118,512,940
BRL 780,156,065 USD 144,040,067 Barclays Bank plc 01/05/26 (1,669,327)
BRL 170,853,760 USD 31,345,000 BNP Paribas SA 01/05/26 (165,884)
BRL 95,404,756 USD 17,839,000 Morgan Stanley & Co. International plc 01/05/26 (428,579)
USD 31,825,034 BRL 177,090,402 Barclays Bank plc 01/05/26 (492,207)
USD 134,537,033 BRL 751,052,987 Citibank NA 01/05/26 (2,522,684)
USD 13,585,989 EGP 681,880,753 Citibank NA 01/05/26 (709,205)
HKD 1,550,000,000 USD 199,404,360 Citibank NA 01/14/26 (177,877)
USD 9,540,000 CLP 8,984,729,929 Goldman Sachs International 01/14/26 (437,803)
USD 4,170,120 CLP 3,918,203,051 Morgan Stanley & Co. International plc 01/14/26 (181,158)
USD 23,314,693 CNY 165,430,337 Goldman Sachs International 01/14/26 (413,934)
USD 54,515,000 CNY 386,649,273 HSBC Bank plc 01/14/26 (944,335)
USD 8,340,239 COP 31,658,546,415 Goldman Sachs International 01/14/26 (1,566)
USD 19,386,000 COP 73,689,481,620 Morgan Stanley & Co. International plc 01/14/26 (30,663)
USD 39,362,111 CZK 825,466,902 Citibank NA 01/14/26 (797,916)
USD 5,307,425 HUF 1,768,856,481 Barclays Bank plc 01/14/26 (97,889)
USD 12,263,000 HUF 4,083,890,480 Morgan Stanley & Co. International plc 01/14/26 (216,651)
USD 77,888,693 IDR 1,303,147,258,820 Morgan Stanley & Co. International plc 01/14/26 (171,131)
USD 23,314,693 MXN 431,736,822 BNP Paribas SA 01/14/26 (640,503)
USD 54,416,000 MXN 1,007,539,970 Wells Fargo Bank NA 01/14/26 (1,488,006)
USD 78,665,693 MYR 326,238,035 Barclays Bank plc 01/14/26 (1,796,221)
USD 4,170,120 PEN 14,085,399 BNP Paribas SA 01/14/26 (18,792)
USD 9,853,000 PEN 33,277,854 Goldman Sachs International 01/14/26 (43,632)
USD 16,870,007 PLN 61,919,279 Citibank NA 01/14/26 (377,004)
USD 39,491,000 PLN 144,644,014 JPMorgan Chase Bank NA 01/14/26 (798,178)
USD 20,850,554 THB 672,400,342 Citibank NA 01/14/26 (504,305)
USD 48,731,000 THB 1,570,853,531 HSBC Bank plc 01/14/26 (1,157,963)
USD 16,490,905 ZAR 284,504,787 Goldman Sachs International 01/14/26 (679,565)
USD 38,698,000 ZAR 667,999,071 Morgan Stanley & Co. International plc 01/14/26 (1,617,167)
COP 61,863,620,757 GBP 12,598,000 BNP Paribas SA 01/15/26 (690,194)
COP 264,031,829,921 USD 70,324,099 HSBC Bank plc 01/15/26 (794,221)
EUR 38,922,000 USD 45,770,244 HSBC Bank plc 01/15/26 (7,142)
EUR 27,037,000 USD 31,797,342 Standard Chartered Bank 01/15/26 (8,200)
HUF 4,374,397,840 USD 13,379,000 HSBC Bank plc 01/15/26 (12,559)
INR 19,239,326,606 USD 216,768,933 Citibank NA 01/15/26 (2,943,115)
JPY 698,467,681 NZD 7,859,000 BNP Paribas SA 01/15/26 (63,537)
JPY 3,657,085,730 USD 23,438,434 Morgan Stanley & Co. International plc 01/15/26 (69,744)
JPY 1,921,562,230 USD 12,353,566 State Street Bank and Trust Co. 01/15/26 (74,829)
NZD 7,835,191 AUD 6,816,632 Morgan Stanley & Co. International plc 01/15/26 (36,399)
NZD 7,859,000 JPY 712,417,485 Barclays Bank plc 01/15/26 (25,602)
PLN 240,332,803 USD 67,019,874 Barclays Bank plc 01/15/26 (78,054)
USD 26,938,303 AUD 40,600,000 Barclays Bank plc 01/15/26 (158,098)
USD 3,486,689 AUD 5,372,957 Citibank NA 01/15/26 (99,217)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 22,514,000 CHF 17,874,411 Barclays Bank plc 01/15/26 $ (76,643)
USD 23,186,058 CHF 18,547,068 Morgan Stanley & Co. International plc 01/15/26 (254,723)
USD 22,385,000 COP 86,988,110,000 Societe Generale SA 01/15/26 (522,362)
USD 18,685,664 EUR 15,984,288 Barclays Bank plc 01/15/26 (108,092)
USD 53,316,947 EUR 45,947,348 Morgan Stanley & Co. International plc 01/15/26 (706,308)
USD 6,815,247 GBP 5,094,289 Citibank NA 01/15/26 (51,529)
USD 11,430,500 GBP 8,546,711 JPMorgan Chase Bank NA 01/15/26 (89,920)
USD 31,228,874 HUF 10,254,000,778 Barclays Bank plc 01/15/26 (103,322)
USD 57,753,000 PEN 195,008,780 Citibank NA 01/15/26 (239,331)
USD 8,510,566 PHP 504,336,142 Citibank NA 01/15/26 (45,331)
USD 16,641,600 SGD 21,621,399 Bank of America NA 01/15/26 (190,917)
USD 13,367,000 SGD 17,365,738 HSBC Bank plc 01/15/26 (152,434)
USD 7,358,000 TRY 326,051,375 Nomura International plc 01/15/26 (180,301)
USD 22,221,000 ZAR 387,977,549 Bank of America NA 01/15/26 (1,192,464)
USD 26,862,000 ZAR 459,216,635 Citibank NA 01/15/26 (850,563)
USD 1,907,836 EUR 1,646,000 Morgan Stanley & Co. International plc 01/16/26 (27,569)
USD 672,695 EUR 575,446 State Street Bank and Trust Co. 01/16/26 (3,927)
USD 22,832,794 EUR 19,535,683 UBS AG 01/16/26 (137,703)
USD 16,497,762 EUR 14,116,219 Wells Fargo Bank NA 01/16/26 (100,406)
USD 110,217,985 MXN 2,029,454,000 Morgan Stanley & Co. International plc 01/20/26 (2,318,608)
JPY 173,949,311 USD 1,119,900 Morgan Stanley & Co. International plc 01/22/26 (7,653)
JPY 42,473,000 USD 276,830 Natwest Markets plc 01/22/26 (5,254)
USD 728,229 CNY 5,124,200 Goldman Sachs International 01/22/26 (7,139)
USD 7,932,221 EUR 6,744,592 Wells Fargo Bank NA 01/22/26 (575)
USD 16,466 GBP 12,322 Wells Fargo Bank NA 01/22/26 (143)
USD 223,259 HUF 73,383,700 Toronto Dominion Bank 01/22/26 (861)
USD 374,086 MXN 6,780,500 HSBC Bank plc 01/22/26 (1,827)
USD 526,378 PEN 1,777,200 Morgan Stanley & Co. International plc 01/22/26 (1,998)
ARS 12,275,975,804 USD 8,308,896 Citibank NA 01/26/26 (229,919)
ARS 7,634,406,756 USD 5,127,204 JPMorgan Chase Bank NA 01/26/26 (102,906)
USD 9,548,719 ARS 15,296,723,640 Citibank NA 01/26/26 (518,255)
USD 8,186,916 PEN 27,557,160 Citibank NA 01/26/26 (4,858)
USD 55,282,435 PHP 3,275,594,131 Bank of America NA 01/26/26 (207,318)
USD 36,798,312 CNY 260,684,997 Goldman Sachs International 01/27/26 (624,198)
USD 37,139,684 CZK 774,328,252 Citibank NA 01/27/26 (540,714)
USD 23,041,031 HUF 7,639,848,283 HSBC Bank plc 01/27/26 (283,433)
USD 90,578,284 IDR 1,517,947,116,876 Citibank NA 01/27/26 (307,282)
USD 32,938,795 INR 2,986,546,673 Citibank NA 01/27/26 (217,162)
USD 255,704,414 MXN 4,746,462,040 Citibank NA 01/27/26 (7,306,583)
USD 23,346,298 MYR 96,487,674 Credit Agricole Corporate & Investment Bank SA 01/27/26 (467,601)
USD 42,962,623 PEN 145,480,032 UBS AG 01/27/26 (281,909)
USD 111,292,192 PHP 6,578,264,422 Societe Generale SA 01/27/26 (131,458)
USD 228,266,808 PLN 835,005,555 BNP Paribas SA 01/27/26 (4,291,602)
USD 141,732,290 THB 4,586,315,162 JPMorgan Chase Bank NA 01/27/26 (4,045,572)
USD 43,501 TRY 1,942,253 HSBC Bank plc 01/27/26 (975)
USD 6,685,973 UYU 268,074,103 Goldman Sachs International 01/27/26 (178,042)
USD 236,743,521 ZAR 4,109,737,323 Morgan Stanley & Co. International plc 01/27/26 (11,038,953)
COP 85,301,530,000 USD 22,507,000 Citibank NA 01/30/26 (241,168)
USD 474,400 NGN 698,791,200 Societe Generale SA 01/30/26 (9,046)
USD 159,352,495 BRL 896,150,625 Citibank NA 02/03/26 (2,913,123)
USD 11,654,421 TRY 534,560,302 Barclays Bank plc 02/04/26 (507,668)
HKD 1,108,500,000 USD 142,729,304 Citibank NA 02/11/26 (108,716)
USD 80,525,974 COP 312,855,486,207 Citibank NA 02/26/26 (641,253)
USD 52,983,549 CZK 1,101,352,825 BNP Paribas SA 02/26/26 (634,573)
USD 26,257,152 EUR 22,442,337 Deutsche Bank AG 02/26/26 (181,234)
USD 32,401,605 EUR 27,694,323 Standard Chartered Bank 02/26/26 (223,929)
USD 9,189,953 EUR 7,854,839 Wells Fargo Bank NA 02/26/26 (63,507)
USD 8,622,743 INR 780,099,572 Goldman Sachs International 02/26/26 (17,469)
USD 38,015,171 MXN 688,729,713 HSBC Bank plc 02/26/26 (39,392)
USD 13,997,182 PEN 47,208,504 Barclays Bank plc 02/26/26 (21,595)
USD 8,184,450 PEN 27,585,690 Citibank NA 02/26/26 (7,245)
USD 63,661,300 PLN 230,954,283 Bank of America NA 02/26/26 (651,365)
USD 96,004,203 ZAR 1,640,788,629 Bank of America NA 02/26/26 (2,718,122)

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 32,279,855 BRL 182,097,115 Barclays Bank plc 03/03/26 $ (523,666)
BRL 496,395,290 USD 89,311,855 Goldman Sachs International 03/18/26 (233,639)
EUR 384,933 GBP 338,241 Barclays Bank plc 03/18/26 (1,945)
EUR 9,165,067 GBP 8,049,495 Deutsche Bank AG 03/18/26 (41,112)
EUR 4,670,000 GBP 4,112,208 Standard Chartered Bank 03/18/26 (35,289)
EUR 76,420,000 JPY 14,030,024,220 JPMorgan Chase Bank NA 03/18/26 (15,501)
EUR 4,313,039 NOK 51,650,000 Natwest Markets plc 03/18/26 (36,956)
EUR 45,788,299 USD 54,109,091 JPMorgan Chase Bank NA 03/18/26 (116,719)
EUR 34,394,997 USD 40,621,420 Natwest Markets plc 03/18/26 (63,734)
GBP 13,328,795 USD 17,971,684 Societe Generale SA 03/18/26 (8,439)
INR 802,820,875 USD 8,874,744 HSBC Bank plc 03/18/26 (435)
JPY 6,893,000,000 AUD 66,945,549 JPMorgan Chase Bank NA 03/18/26 (399,590)
JPY 13,914,499,341 EUR 76,420,000 JPMorgan Chase Bank NA 03/18/26 (726,624)
JPY 29,746,357,450 USD 192,432,383 JPMorgan Chase Bank NA 03/18/26 (1,343,686)
JPY 26,838,705,257 USD 173,558,629 UBS AG 03/18/26 (1,148,504)
MXN 2,953,872,000 USD 163,038,813 Bank of America NA 03/18/26 (159,974)
NOK 564,000,000 SEK 519,424,260 Bank of America NA 03/18/26 (694,932)
NOK 1,999,569 SEK 1,840,264 Barclays Bank plc 03/18/26 (2,325)
NOK 220,450,431 SEK 201,469,238 Citibank NA 03/18/26 (101,768)
NOK 85,500,000 SEK 78,030,759 Goldman Sachs International 03/18/26 (27,745)
NOK 718,847,900 SEK 661,367,108 Morgan Stanley & Co. International plc 03/18/26 (813,041)
NZD 171,239 USD 100,000 BNP Paribas SA 03/18/26 (1,140)
NZD 28,300,000 USD 16,517,861 Citibank NA 03/18/26 (179,597)
NZD 48,400,000 USD 28,131,494 Natwest Markets plc 03/18/26 (189,022)
SEK 225,948,920 USD 24,657,380 JPMorgan Chase Bank NA 03/18/26 (21,708)
USD 174,713,252 AUD 262,378,304 Commonwealth Bank of Australia 03/18/26 (399,287)
USD 35,147,543 AUD 53,030,000 Morgan Stanley & Co. International plc 03/18/26 (244,933)
USD 67,787,998 AUD 102,871,858 Natwest Markets plc 03/18/26 (869,174)
USD 11,557,282 AUD 17,387,000 Toronto Dominion Bank 03/18/26 (46,886)
USD 213,947,562 AUD 321,468,000 UBS AG 03/18/26 (601,724)
USD 78,998,869 CAD 108,454,000 Deutsche Bank AG 03/18/26 (263,193)
USD 50,000 CHF 39,572 Bank of Montreal 03/18/26 (342)
USD 20,550,034 CNY 143,258,808 BNP Paribas SA 03/18/26 (75,017)
USD 13,816,621 CNY 97,000,000 Deutsche Bank AG 03/18/26 (148,523)
USD 87,776,637 CNY 616,112,485 Goldman Sachs International 03/18/26 (925,423)
USD 2,752,879 CNY 19,312,000 HSBC Bank plc 03/18/26 (27,480)
USD 1,087,918,224 EUR 924,208,544 Bank of America NA 03/18/26 (1,884,462)
USD 807,723,388 EUR 687,399,004 Barclays Bank plc 03/18/26 (2,839,645)
USD 1,087,848,910 EUR 924,208,545 Deutsche Bank AG 03/18/26 (1,953,777)
USD 95,160,044 EUR 80,950,000 JPMorgan Chase Bank NA 03/18/26 (294,091)
USD 11,178,193 EUR 9,560,000 Natwest Markets plc 03/18/26 (94,710)
USD 48,484,126 EUR 41,144,858 Royal Bank of Canada 03/18/26 (32,821)
USD 25,807,270 EUR 22,005,000 Standard Chartered Bank 03/18/26 (140,453)
USD 50,000 EUR 42,545 Toronto Dominion Bank 03/18/26 (168)
USD 219,952,849 GBP 164,437,106 Deutsche Bank AG 03/18/26 (1,659,368)
USD 2,519,641,754 GBP 1,882,240,000 Morgan Stanley & Co. International plc 03/18/26 (17,056,859)
USD 175,332,971 GBP 131,628,000 Natwest Markets plc 03/18/26 (2,062,348)
USD 47,337,251 INR 4,286,151,392 Goldman Sachs International 03/18/26 (41,476)
USD 164,680,247 INR 14,959,388,992 JPMorgan Chase Bank NA 03/18/26 (679,478)
USD 49,372,985 KRW 72,333,892,276 HSBC Bank plc 03/18/26 (848,798)
USD 64,395,871 MXN 1,181,282,687 Goldman Sachs International 03/18/26 (740,990)
USD 40,914,454 MYR 167,507,867 Barclays Bank plc 03/18/26 (518,158)
USD 20,914,173 MYR 85,578,175 Goldman Sachs International 03/18/26 (253,354)
USD 84,424,787 MYR 345,500,000 Royal Bank of Canada 03/18/26 (1,033,691)
USD 95,675,683 PHP 5,687,696,943 Bank of America NA 03/18/26 (414,915)
USD 511,360 PHP 30,303,000 JPMorgan Chase Bank NA 03/18/26 (593)
USD 100,000 SEK 920,733 Bank of Montreal 03/18/26 (389)
USD 20,749,671 SGD 26,605,000 Goldman Sachs International 03/18/26 (45,686)
USD 42,595,573 SGD 54,700,000 Royal Bank of Canada 03/18/26 (159,775)
USD 30,183,541 THB 957,600,000 BNP Paribas SA 03/18/26 (370,756)
USD 14,421,252 THB 456,000,000 HSBC Bank plc 03/18/26 (128,413)
USD 25,001,512 ZAR 426,029,739 Goldman Sachs International 03/18/26 (594,119)
IDR 333,710,192,558 USD 19,950,749 BNP Paribas SA 03/25/26 (8,562)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 54,874,786 IDR 919,180,106,890 Bank of America NA 03/25/26 $ (54,498)
USD 58,085,335 IDR 972,000,000,000 Morgan Stanley & Co. International plc 03/25/26 (413)
USD 13,862,183 EGP 681,880,753 Citibank NA 03/31/26 (36,895)
BRL 70,752,383 USD 12,855,889 Morgan Stanley & Co. International plc 04/02/26 (212,019)
USD 335,031,427 HKD 2,587,900,000 Citibank NA 12/16/26 (64,437)
(115,492,294)
$ 3,020,646
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ................ Up and Out UBS AG 02/23/26 JPY 159.00 JPY 163.00 USD 124,845 $ 249,020
Put
USD Currency ................ Up and In
Morgan Stanley & Co.
International plc 01/21/26 JPY 158.00 JPY 160.25 USD 86,085 23,006
USD Currency ................ One-Touch Bank of America NA 01/22/26 INR 87.00 INR 87.00 USD 790 4,328
USD Currency ................ One-Touch
Morgan Stanley & Co.
International plc 01/27/26 CAD 1.36 CAD 1.36 USD 2,226 534,434
USD Currency ................ One-Touch
Morgan Stanley & Co.
International plc 01/27/26 CAD 1.36 CAD 1.36 USD 2,245 538,923
USD Currency ................ One-Touch
Morgan Stanley & Co.
International plc 01/28/26 INR 87.00 INR 87.00 USD 450 3,456
EUR Currency ................ One-Touch Bank of America NA 02/05/26 CZK 23.85 CZK 23.85 EUR 3,077 229,169
USD Currency ................ One-Touch Bank of America NA 02/05/26 CZK 20.00 CZK 20.00 USD 2,691 233,957
CNH Currency ............... One-Touch Standard Chartered Bank 02/10/26 INR 11.90 INR 11.90 CNH 12,437 776
USD Currency ................ One-Touch Bank of America NA 02/27/26 INR 88.15 INR 88.15 USD 5,372 354,050
USD Currency ................ One-Touch Barclays Bank plc 06/03/26 CNH 6.70 CNH 6.70 USD 2,468 366,134
2,288,233
$ 2,537,253
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust, Series 1 .................... 4,020 01/02/26 USD 609.00 USD 246,953 $ 2,381,984
SPDR S&P 500 ETF Trust ...................... 5,010 01/02/26 USD 690.00 USD 341,642 12,541
SPDR S&P 500 ETF Trust ...................... 10,018 01/09/26 USD 693.00 USD 683,147 778,492
Apple, Inc. ................................ 551 01/16/26 USD 280.00 USD 14,979 65,569
Boeing Co. (The) ............................ 220 01/16/26 USD 235.00 USD 4,777 6,600
Carrier Global Corp. .......................... 2,200 01/16/26 USD 65.00 USD 11,625 16,500
EURO STOXX Bank Index ..................... 3,000 01/16/26 EUR 260.00 EUR 39,490 1,348,542
Freeport-McMoRan, Inc. ....................... 1,617 01/16/26 USD 55.00 USD 8,213 52,553
Goldman Sachs Group, Inc. (The) ................ 85 01/16/26 USD 870.00 USD 7,472 239,275
iShares Russell 2000 ETF ...................... 2,500 01/16/26 USD 250.00 USD 61,540 517,819
Lionsgate Studios Corp. ....................... 693 01/16/26 USD 9.00 USD 633 41,580
Netflix, Inc. ................................ 660 01/16/26 USD 122.00 USD 6,188 1,650
Palo Alto Networks, Inc. ....................... 1,120 01/16/26 USD 205.00 USD 20,630 18,480
Paramount Skydance Corp. ..................... 1,618 01/16/26 USD 16.00 USD 2,168 6,472
Sabre Corp. ............................... 1,637 01/16/26 USD 2.00 USD 223 12,278
Sabre Corp. ............................... 4,503 01/16/26 USD 2.50 USD 612 45,030
Vistra Corp. ............................... 643 01/16/26 USD 210.00 USD 10,374 3,858
Walt Disney Co. (The) ........................ 450 01/16/26 USD 110.00 USD 5,120 204,750
Amazon.com, Inc. ........................... 700 02/20/26 USD 255.00 USD 16,157 266,000
Fifth Third Bancorp .......................... 3,700 02/20/26 USD 50.00 USD 17,320 222,000

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Goldman Sachs Group, Inc. (The) ................ 120 02/20/26 USD 865.00 USD 10,548 $ 552,300
Rockwell Automation, Inc. ...................... 370 02/20/26 USD 410.00 USD 14,396 403,300
Tesla, Inc. ................................. 100 02/20/26 USD 540.00 USD 4,497 84,500
Tesla, Inc. ................................. 500 02/20/26 USD 480.00 USD 22,486 1,056,250
Vertiv Holdings Co. .......................... 650 02/20/26 USD 200.00 USD 10,531 216,125
Citigroup, Inc. .............................. 950 03/20/26 USD 110.00 USD 11,086 1,004,625
Delta Air Lines, Inc. .......................... 700 03/20/26 USD 75.00 USD 4,858 209,300
Lionsgate Studios Corp. ....................... 410 03/20/26 USD 10.00 USD 374 35,875
United Airlines Holdings, Inc. .................... 500 03/20/26 USD 120.00 USD 5,591 318,750
Sabre Corp. ............................... 3,841 04/17/26 USD 2.00 USD 522 48,013
Lionsgate Studios Corp. ....................... 1,075 06/18/26 USD 12.00 USD 981 91,375
10,262,386
Put
WTI Crude Oil
(a)
............................. 500 01/14/26 USD 56.00 USD 500 295,000
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,500 01/16/26 USD 80.00 USD 20,158 18,770
iShares Russell 2000 ETF ...................... 750 01/16/26 USD 245.00 USD 18,462 212,894
Oracle Corp. ............................... 518 01/16/26 USD 135.00 USD 10,096 3,367
Oracle Corp. ............................... 691 01/16/26 USD 125.00 USD 13,468 3,801
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,000 01/30/26 USD 80.00 USD 16,126 28,341
Oracle Corp. ............................... 642 02/20/26 USD 120.00 USD 12,513 7,383
569,556
$ 10,831,942
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
AUD Currency ........... Deutsche Bank AG — 01/08/26 USD 0.67 AUD 74,353 $ 80,614
EUR Currency ........... Societe Generale SA — 01/08/26 HUF 388.00 EUR 27,030 44,082
USD Currency ........... UBS AG — 01/14/26 CAD 1.44 USD 83,386 154
EUR Currency ........... Deutsche Bank AG — 01/16/26 USD 1.18 EUR 30,449 110,250
BYD Co. Ltd. ........... BNP Paribas SA 5,698 01/29/26 HKD 114.08 HKD 543 9,039
USD Currency ........... Barclays Bank plc — 02/06/26 BRL 5.55 USD 53,790 815,613
GBP Currency ........... JPMorgan Chase Bank NA — 02/13/26 USD 1.35 GBP 13,641 173,953
EUR Currency ........... BNP Paribas SA — 02/27/26 USD 1.19 EUR 82,530 612,807
EUR Currency ........... BNP Paribas SA — 03/09/26 USD 1.19 EUR 32,080 273,419
Tencent Holdings Ltd. ...... BNP Paribas SA 213 03/30/26 HKD 656.80 HKD 128 183,184
USD Currency ........... UBS AG — 04/10/26 HKD 7.50 USD 206,946 6,992,661
USD Currency ........... UBS AG — 05/27/26 COP 3,920.00 USD 58,033 2,133,913
KOSPI 200 Index ......... BNP Paribas SA 15,182 06/11/26 USD 647.10 USD 9,200 380,317
11,810,006
Put
USD Currency ........... Goldman Sachs International — 01/09/26 MXN 18.30 USD 26,766 430,563
EUR Currency ........... BNP Paribas SA — 01/12/26 USD 1.13 EUR 83,037 902
EUR Currency ........... Morgan Stanley & Co. International plc — 01/14/26 USD 1.17 EUR 38,509 78,640
USD Currency ........... UBS AG — 01/23/26 TRY 44.00 USD 13,385 162,117
BYD Co. Ltd. ........... BNP Paribas SA 6,897 01/29/26 HKD 94.24 HKD 658 227,853
S&P 500 Index .......... Bank of America NA 2,300 01/30/26 USD 6,509.28 USD 15,745 53,782
USD Currency ........... Barclays Bank plc — 02/26/26 BRL 5.25 USD 119,091 278,871
USD Currency ........... Morgan Stanley & Co. International plc — 03/10/26 JPY 152.00 USD 74,034 478,902
1,711,630
$ 13,521,636

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Structured Options
Description Counterparty Units Expiration Date
Notional
Amount   (000) Value
Asset Swapped Convertible Option Transaction. Call
on Obara Group, Inc. convertible corporate
bond. Exercise price or rate is 1.29 (Fixed
Spread) Nomura International plc 720,000,000 03/31/26 JPY 720,000 $ 317,977
Asset Swapped Convertible Option Transaction. Call
on OSG Corp. convertible corporate bond.
Exercise price or rate is 1-day TONAR plus
60.00 Nomura International plc 350,000,000 12/21/27 JPY 350,000 483,951
Asset Swapped Convertible Option Transaction. Call
on Kansai Paint Co. Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONAR
plus 55.00 Nomura International plc 1,170,000,000 03/08/29 JPY 1,170,000 849,839
Asset Swapped Convertible Option Transaction. Call
on INFRONEER Holdings, Inc. convertible
corporate bond. Exercise price or rate is 1.42
(Fixed Spread) Nomura International plc 720,000,000 03/30/29 JPY 720,000 1,639,504
Asset Swapped Convertible Option Transaction. Call
on Kansai Paint Co. Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONAR
plus 65.00 Nomura International plc 750,000,000 03/07/31 JPY 750,000 772,208
$ 4,063,479
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 1.00%
iTraxx Europe Main
Index Series 44.V1 Quarterly
Morgan Stanley & Co.
International plc 01/21/26 EUR 60.00 EUR 89,867 $ 12,224
Bought Protection on 5-Year
Credit Default Swap ...... 1.00
iTraxx Europe Main
Index Series 44.V1 Quarterly
Morgan Stanley & Co.
International plc 02/18/26 EUR 60.00 EUR 89,867 52,941
Bought Protection on 5-Year
Credit Default Swap ...... 1.00
iTraxx Europe Main
Index Series 44.V1 Quarterly Bank of America NA 03/18/26 EUR 65.00 EUR 492,850 434,392
Bought Protection on 5-Year
Credit Default Swap ...... 1.00
iTraxx Europe Main
Index Series 44.V1 Quarterly
Morgan Stanley & Co.
International plc 03/18/26 EUR 65.00 EUR 492,850 434,392
Bought Protection on 5-Year
Credit Default Swap ...... 1.00
iTraxx Europe Main
Index Series 44.V1 Quarterly
Morgan Stanley & Co.
International plc 03/18/26 EUR 65.00 EUR 89,867 79,208
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
iTraxx Europe
Crossover Index
Series 44.V1 Quarterly
Morgan Stanley & Co.
International plc 01/21/26 EUR 287.50 EUR 55,445 34,378
$ 1,047,535
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 2.77% Annual Bank of America NA 01/14/26 2.77 % EUR 26,570 $ 7,293
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.57% Annual Deutsche Bank AG 02/05/26 3.57 USD 150,037 177,993
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.77% Annual Deutsche Bank AG 02/05/26 3.77 USD 99,911 57,772
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.15% Annual
JPMorgan Chase
Bank NA 02/06/26 3.15 USD 174,234 92,311
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.45% Annual
JPMorgan Chase
Bank NA 02/06/26 3.45 USD 109,402 52,764
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual Bank of America NA 04/30/26 3.55 USD 377,501 850,839

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.00% At Termination
Goldman Sachs
International 06/08/26 3.00 % USD 1,900,000 $ 1,982,305
1-Year Interest Rate Swap
(a)
. 3-mo. EURIBOR Quarterly 2.07% Annual Citibank NA 06/10/26 2.07 EUR 958,434 598,675
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.25% At Termination
Goldman Sachs
International 06/30/26 3.25 GBP 859,928 960,016
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.75% At Termination
Goldman Sachs
International 06/30/26 3.75 GBP 859,928 4,209,842
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.25% At Termination
Goldman Sachs
International 07/03/26 3.25 GBP 4,299,640 4,909,567
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.75% At Termination
Goldman Sachs
International 07/03/26 3.75 GBP 4,299,640 21,216,755
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.25% At Termination
Goldman Sachs
International 07/14/26 3.25 GBP 866,816 1,053,826
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.75% At Termination
Goldman Sachs
International 07/14/26 3.75 GBP 866,816 4,316,447
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.25% Annual Citibank NA 11/19/26 2.25 EUR 557,190 1,243,987
1-Year Interest Rate Swap
(a)
.
3-mo.
CD_KSDA Quarterly 2.85% Quarterly Citibank NA 12/15/26 2.85 KRW 590,882,500 647,281
42,377,673
Put
10-Year Interest Rate Swap
(a)
2.77% Annual
6-mo.
EURIBOR Semi-Annual Bank of America NA 01/14/26 2.77 EUR 26,570 474,018
1-Year Interest Rate Swap
(a)
. 1.90% Annual
3-mo.
EURIBOR Quarterly Bank of America NA 03/11/26 1.90 EUR 828,308 1,999,616
1-Year Interest Rate Swap
(a)
. 3.45% At Termination 1-day SONIA At Termination
Goldman Sachs
International 11/04/26 3.45 GBP 846,152 2,109,000
1-Year Interest Rate Swap
(a)
. 3.40% At Termination 1-day SONIA At Termination
Goldman Sachs
International 11/12/26 3.40 GBP 843,562 2,433,037
7,015,671
$ 49,393,344
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... Up and Out Nomura International plc 02/23/26 JPY 159.00 JPY 163.00 USD 124,845 $ (249,020)
Put
USD Currency ............... Down and In
Morgan Stanley & Co.
International plc 03/10/26 JPY 148.50 JPY 144.00 USD 106,939 (273,922)
$ (522,942)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust, Series 1 ..................... 4,020 01/02/26 USD 621.00 USD 246,953 $ (84,988)
SPDR S&P 500 ETF Trust ....................... 5,010 01/02/26 USD 698.00 USD 341,642 (20)
SPDR S&P 500 ETF Trust ....................... 10,018 01/09/26 USD 701.00 USD 683,147 (64,785)
Freeport-McMoRan, Inc. ........................ 1,617 01/16/26 USD 60.00 USD 8,213 (9,702)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 39,673 01/16/26 USD 81.00 USD 319,883 (305,304)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 11,923 01/16/26 USD 112.00 USD 131,380 (54,027)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
iShares Russell 2000 ETF ....................... 2,500 01/16/26 USD 270.00 USD 61,540 $ (8,151)
Palo Alto Networks, Inc. ........................ 1,120 01/16/26 USD 215.00 USD 20,630 (6,160)
Paramount Skydance Corp. ...................... 1,618 01/16/26 USD 20.00 USD 2,168 (2,427)
Vistra Corp. ................................ 643 01/16/26 USD 250.00 USD 10,374 (3,215)
Alphabet, Inc. ............................... 500 02/20/26 USD 345.00 USD 15,690 (281,250)
Delta Air Lines, Inc. ........................... 2,000 02/20/26 USD 80.00 USD 13,880 (182,000)
EURO STOXX Bank Index ...................... 2,001 02/20/26 EUR 270.00 EUR 26,340 (758,383)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 28,760 02/20/26 USD 82.00 USD 231,892 (53,386)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 29,585 02/20/26 USD 81.00 USD 238,544 (789,981)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 11,922 02/20/26 USD 112.00 USD 131,369 (281,571)
Tesla, Inc. .................................. 100 02/20/26 USD 620.00 USD 4,497 (30,050)
Tesla, Inc. .................................. 500 02/20/26 USD 560.00 USD 22,486 (317,500)
Vertiv Holdings Co. ........................... 650 02/20/26 USD 250.00 USD 10,531 (60,775)
(3,293,675)
Put
Boeing Co. (The) ............................. 220 01/16/26 USD 185.00 USD 4,777 (3,520)
Carrier Global Corp. ........................... 2,200 01/16/26 USD 50.00 USD 11,625 (60,500)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 27,501 01/16/26 USD 79.00 USD 221,741 (81,143)
iShares Russell 2000 ETF ....................... 750 01/16/26 USD 225.00 USD 18,462 (9,878)
Oracle Corp. ................................ 518 01/16/26 USD 105.00 USD 10,096 (11,914)
Tesla, Inc. .................................. 100 01/16/26 USD 380.00 USD 4,497 (9,850)
Vistra Corp. ................................ 643 01/16/26 USD 150.00 USD 10,374 (100,951)
Walt Disney Co. (The) ......................... 450 01/16/26 USD 100.00 USD 5,120 (1,125)
Amazon.com, Inc. ............................ 700 02/20/26 USD 215.00 USD 16,157 (353,500)
Fifth Third Bancorp ........................... 3,700 02/20/26 USD 43.00 USD 17,320 (203,500)
Goldman Sachs Group, Inc. (The) ................. 120 02/20/26 USD 770.00 USD 10,548 (68,100)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 26,448 02/20/26 USD 78.00 USD 213,250 (364,667)
Rockwell Automation, Inc. ....................... 370 02/20/26 USD 330.00 USD 14,396 (64,750)
Tesla, Inc. .................................. 500 02/20/26 USD 360.00 USD 22,486 (226,250)
Vertiv Holdings Co. ........................... 650 02/20/26 USD 140.00 USD 10,531 (325,000)
Citigroup, Inc. ............................... 950 03/20/26 USD 95.00 USD 11,086 (85,975)
Delta Air Lines, Inc. ........................... 700 03/20/26 USD 60.00 USD 4,858 (110,950)
United Airlines Holdings, Inc. ..................... 500 03/20/26 USD 85.00 USD 5,591 (66,250)
(2,147,823)
$ (5,441,498)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency .............. Societe Generale SA — 01/08/26 HUF 395.00 EUR 38,614 $ (9,927)
USD Currency .............. JPMorgan Chase Bank NA — 01/14/26 CAD 1.44 USD 83,386 (154)
USD Currency .............. Citibank NA — 01/16/26 CLP 940.00 USD 17,798 (11,260)
USD Currency .............. UBS AG — 01/23/26 TRY 46.00 USD 6,693 (25,214)
BYD Co. Ltd. .............. BNP Paribas SA 5,957 01/29/26 HKD 109.12 HKD 568 (23,125)
USD Currency .............. Barclays Bank plc — 02/06/26 BRL 5.75 USD 80,683 (494,224)
EUR Currency .............. BNP Paribas SA — 03/09/26 USD 1.23 EUR 32,080 (42,381)
Tencent Holdings Ltd. ......... BNP Paribas SA 187 03/30/26 HKD 748.02 HKD 112 (49,792)
USD Currency .............. UBS AG — 04/10/26 HKD 7.75 USD 206,946 (661,367)
USD Currency .............. UBS AG — 05/27/26 COP 4,200.00 USD 84,810 (1,309,907)
KOSPI 200 Index ............ BNP Paribas SA 15,182 06/11/26 USD 735.34 USD 9,200 (113,010)
KOSPI 200 Index ............ BNP Paribas SA 22,310,000 11/06/26 USD 823.58 USD 13,519,414 (32,164)
(2,772,525)
Put
EUR Currency .............. Bank of America NA — 01/12/26 USD 1.13 EUR 83,037 (902)
USD Currency .............. Citibank NA — 01/16/26 CLP 920.00 USD 17,798 (432,783)
BYD Co. Ltd. .............. BNP Paribas SA 7,709 01/29/26 HKD 84.32 HKD 735 (22,466)
S&P 500 Index ............. Bank of America NA 2,300 01/30/26 USD 5,831.23 USD 15,745 (9,213)

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
GBP Currency .............. JPMorgan Chase Bank NA — 02/13/26 USD 1.32 GBP 13,641 $ (30,608)
USD Currency .............. Standard Chartered Bank — 02/25/26 IDR 16,250.00 USD 118,847 (105,724)
USD Currency .............. Bank of America NA — 02/26/26 MXN 17.95 USD 119,091 (888,519)
USD Currency .............. Bank of America NA — 02/26/26 ZAR 16.70 USD 118,847 (1,924,192)
USD Currency .............. Morgan Stanley & Co. International plc — 02/26/26 BRL 5.25 USD 119,091 (278,871)
USD Currency .............. Bank of America NA — 03/12/26 IDR 16,325.00 USD 118,199 (218,590)
USD Currency .............. Bank of America NA — 03/12/26 BRL 5.25 USD 118,199 (370,211)
USD Currency .............. Bank of America NA — 03/12/26 MXN 17.65 USD 118,199 (384,881)
USD Currency .............. Bank of America NA — 03/12/26 ZAR 16.35 USD 118,471 (894,847)
(5,561,807)
$ (8,334,332)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Bought Protection on
5-Year Credit Default
Swap ......... 1.00%
iTraxx Europe Main
Index Series 44.V1 Quarterly Bank of America NA 03/18/26 A- EUR 52.50 EUR 492,850 $ (903,274)
Bought Protection on
5-Year Credit Default
Swap ......... 1.00
iTraxx Europe Main
Index Series 44.V1 Quarterly
Morgan Stanley & Co.
International plc 03/18/26 A- EUR 52.50 EUR 492,850 (903,274)
Bought Protection on
5-Year Credit Default
Swap ......... 1.00
Markit CDX North
American Investment
Grade Index Series
45.V1 Quarterly
Goldman Sachs
International 02/18/26 NR USD 60.00 USD 89,740 (384,625)
(2,191,173)
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
45.V1 1.00 % Quarterly
Goldman Sachs
International 02/18/26 NR USD 60.00 USD 89,740 (44,387)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 44.V1 1.00 Quarterly
Morgan Stanley & Co.
International plc 01/21/26 A- EUR 70.00 EUR 89,867 (4,312)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 44.V1 1.00 Quarterly
Morgan Stanley & Co.
International plc 02/18/26 A- EUR 70.00 EUR 89,867 (27,722)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 44.V1 1.00 Quarterly
Morgan Stanley & Co.
International plc 03/18/26 A- EUR 75.00 EUR 89,867 (52,259)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 44.V1 1.00 Quarterly Bank of America NA 03/18/26 A- EUR 80.00 EUR 492,850 (244,155)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 44.V1 1.00 Quarterly
Morgan Stanley & Co.
International plc 03/18/26 A- EUR 80.00 EUR 492,850 (244,155)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 44.V1 5.00 Quarterly
Morgan Stanley & Co.
International plc 01/21/26 BB- EUR 325.00 EUR 79,207 (22,009)
(638,999)
$ (2,830,172)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 2.87% Annual 1-day SOFR Annual Barclays Bank plc 01/02/26 2.87 % USD 111,184 $ —
10-Year Interest Rate Swap
(a)
3.60% Annual 1-day SOFR Annual
Nomura International
plc 02/17/26 3.60 USD 199,713 (447,968)
10-Year Interest Rate Swap
(a)
3.40% Annual 1-day SOFR Annual Citibank NA 02/18/26 3.40 USD 299,945 (188,648)
5-Year Interest Rate Swap
(a)
. 2.90% Annual 1-day SOFR Annual
Goldman Sachs
International 02/25/26 2.90 USD 445,773 (131,363)
10-Year Interest Rate Swap
(a)
3.25% Annual 1-day SOFR Annual
Goldman Sachs
International 02/25/26 3.25 USD 239,442 (80,997)
30-Year Interest Rate Swap
(a)
4.20% Annual 1-day SONIA Annual
Goldman Sachs
International 03/04/26 4.20 GBP 219,738 (1,400,013)
10-Year Interest Rate Swap
(a)
3.50% Annual 1-day SOFR Annual Citibank NA 03/11/26 3.50 USD 299,803 (632,297)
30-Year Interest Rate Swap
(a)
3.25% Annual 1-day SOFR Annual Bank of America NA 04/30/26 3.25 USD 377,501 (253,383)
1-Year Interest Rate Swap
(a)
. 2.50% At Termination 1-day SOFR At Termination
Goldman Sachs
International 06/08/26 2.50 USD 1,900,000 (623,302)
1-Year Interest Rate Swap
(a)
. 1.70% Annual 3-mo. EURIBOR Quarterly Citibank NA 06/10/26 1.70 EUR 958,434 (90,124)
1-Year Interest Rate Swap
(a)
. 1.90% Annual 3-mo. EURIBOR Quarterly Citibank NA 06/10/26 1.90 EUR 958,434 (229,748)
1-Year Interest Rate Swap
(a)
. 3.50% At Termination 1-day SONIA At Termination
Goldman Sachs
International 06/30/26 3.50 GBP 1,719,856 (4,402,415)
1-Year Interest Rate Swap
(a)
. 3.50% At Termination 1-day SONIA At Termination
Goldman Sachs
International 07/03/26 3.50 GBP 8,599,280 (22,304,270)
1-Year Interest Rate Swap
(a)
. 3.50% At Termination 1-day SONIA At Termination
Goldman Sachs
International 07/14/26 3.50 GBP 1,733,631 (4,629,716)
2-Year Interest Rate Swap
(a)
. 1.75% Annual 6-mo. EURIBOR Semi-Annual Citibank NA 11/19/26 1.75 EUR 557,190 (275,154)
1-Year Interest Rate Swap
(a)
. 2.45% Quarterly
3-mo.
CD_KSDA Quarterly Citibank NA 12/15/26 2.45 KRW 590,882,500 (267,508)
10-Year Interest Rate Swap
(a)
3.20% Annual 1-day SOFR Annual Citibank NA 12/16/26 3.20 USD 150,211 (894,045)
10-Year Interest Rate Swap
(a)
3.87% Annual 1-day SOFR Annual Bank of America NA 11/08/27 3.87 USD 328,470 (8,811,822)
10-Year Interest Rate Swap
(a)
3.86% Annual 1-day SOFR Annual Deutsche Bank AG 11/26/27 3.86 USD 370,196 (9,743,980)
10-Year Interest Rate Swap
(a)
4.03% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/16/27 4.03 USD 195,182 (6,442,063)
(61,848,816)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Annual Bank of America NA 02/02/26 3.96 USD 270,589 (513,033)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 02/02/26 4.30 USD 119,649 (529,100)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.77% Annual
JPMorgan Chase
Bank NA 02/10/26 3.77 USD 77,879 (34,164)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
Nomura International
plc 02/17/26 4.00 USD 199,713 (469,982)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.58% Annual Bank of America NA 02/20/26 3.58 USD 688,379 (137,203)
1-Year Interest Rate Swap
(a)
. 3-mo. EURIBOR Quarterly 2.00% Annual Bank of America NA 03/11/26 2.00 EUR 828,308 (1,123,736)
1-Year Interest Rate Swap
(a)
. 3-mo. EURIBOR Quarterly 2.07% Annual Bank of America NA 03/11/26 2.07 EUR 828,308 (602,028)
10-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 2.94% Annual
JPMorgan Chase
Bank NA 04/23/26 2.94 EUR 371,813 (5,628,560)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
JPMorgan Chase
Bank NA 04/23/26 4.00 USD 350,292 (2,439,957)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.50% At Termination
Goldman Sachs
International 06/08/26 3.50 USD 1,900,000 (1,224,092)
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 4.00% At Termination
Goldman Sachs
International 07/14/26 4.00 GBP 866,816 (128,307)
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.65% At Termination
Goldman Sachs
International 11/04/26 3.65 GBP 846,152 (1,242,665)
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.85% At Termination
Goldman Sachs
International 11/04/26 3.85 GBP 846,152 (693,222)
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.60% At Termination
Goldman Sachs
International 11/12/26 3.60 GBP 843,562 (1,476,129)
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.80% At Termination
Goldman Sachs
International 11/12/26 3.80 GBP 843,562 (844,916)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.60% Annual Citibank NA 12/16/26 4.60 USD 150,211 (1,110,041)

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 09/20/27 4.30 % USD 1,998,676 $ (5,411,637)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.87% Annual Bank of America NA 11/08/27 3.87 USD 328,470 (13,255,870)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.86% Annual Deutsche Bank AG 11/26/27 3.86 USD 370,196 (15,466,731)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual
Nomura International
plc 12/08/27 4.00 USD 800,000 (3,743,386)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.03% Annual
Morgan Stanley & Co.
International plc 12/16/27 4.03 USD 195,182 (6,935,739)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual Deutsche Bank AG 12/16/27 4.50 USD 1,211,708 (3,237,551)
(66,248,049)
$ (128,096,865)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 39.V4 ..................... 5.00 % Quarterly 12/20/27 USD 43,862 $ (2,591,079) $ — $ (2,591,079)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 Quarterly 12/20/27 USD 58,347 (889,492) — (889,492)
iTraxx Europe Main Index Series 42.V1 ..... 1.00 Quarterly 12/20/29 EUR 217,150 (5,939,716) (5,314,528) (625,188)
Kingdom of Saudi Arabia ............... 1.00 Quarterly 06/20/30 USD 22,000 (349,428) (248,690) (100,738)
Markit CDX North American High Yield Index
Series 44.V1 ..................... 5.00 Quarterly 06/20/30 USD 112,958 (9,111,821) (8,469,444) (642,377)
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1.00 Quarterly 06/20/30 USD 174,995 (3,973,279) (3,791,702) (181,577)
Federative Republic of Brazil ............ 1.00 Quarterly 12/20/30 USD 84,279 1,404,471 1,872,521 (468,050)
iTraxx Asia ex-Japan Investment Grade Index
Series 44.V1 ..................... 1.00 Quarterly 12/20/30 USD 51,490 (834,241) (815,860) (18,381)
iTraxx Europe Crossover Index Series 44.V1 . 5.00 Quarterly 12/20/30 EUR 174,121 (22,933,623) (20,452,585) (2,481,038)
iTraxx Europe Main Index Series 44.V1 ..... 1.00 Quarterly 12/20/30 EUR 54,908 (1,508,341) (1,334,294) (174,047)
iTraxx Europe Senior Financials Index Series
44.V1 ......................... 1.00 Quarterly 12/20/30 EUR 123,968 (3,145,552) (2,752,956) (392,596)
Kingdom of Saudi Arabia ............... 1.00 Quarterly 12/20/30 USD 22,733 (343,631) (334,534) (9,097)
Markit CDX North American Emerging Markets
Index Series 44.V1 ................ 1.00 Quarterly 12/20/30 USD 3,422 35,843 71,006 (35,163)
Markit CDX North American Investment Grade
Index Series 45.V1 ................ 1.00 Quarterly 12/20/30 USD 2,654,540 (60,846,065) (57,954,030) (2,892,035)
Republic of Colombia ................. 1.00 Quarterly 12/20/30 USD 9,489 445,703 407,370 38,333
Republic of Indonesia ................. 1.00 Quarterly 12/20/30 USD 36,000 (517,029) (396,788) (120,241)
Republic of Korea ................... 1.00 Quarterly 12/20/30 USD 3,154 (113,670) (115,158) 1,488
Republic of the Philippines ............. 1.00 Quarterly 12/20/30 USD 36,000 (715,143) (607,334) (107,809)
Republic of Turkiye (The) .............. 1.00 Quarterly 12/20/30 USD 2,345 105,859 187,700 (81,841)
United Mexican States ................ 1.00 Quarterly 12/20/30 USD 43,455 (211,740) 103,667 (315,407)
$ (112,031,974) $ (99,945,639) $ (12,086,335)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
41.V2 ........... 5.00 % Quarterly 12/20/28 BB- USD 67,169 $ 5,077,199 $ — $ 5,077,199
Ardagh Packaging Finance
plc ............. 5.00 Quarterly 12/20/29 NR EUR 2,240 (1,549,174) — (1,549,174)
iTraxx Europe Crossover
Index Series 42.V4 .. 5.00 Quarterly 12/20/29 BB- EUR 161,208 19,489,255 10,441,105 9,048,150
Ardagh Packaging Finance
plc ............. 5.00 Quarterly 06/20/30 NR EUR 332 (229,838) — (229,838)
Ford Motor Co. ....... 5.00 Quarterly 06/20/30 BBB- USD 21,616 3,135,906 2,411,388 724,518
iTraxx Europe Crossover
Index Series 43.V3 .. 5.00 Quarterly 06/20/30 BB- EUR 24,249 3,274,146 2,679,530 594,616
Alibaba Group Holding Ltd. 1.00 Quarterly 12/20/30 A+ USD 36,000 224,164 262,545 (38,381)
Markit CDX North American
High Yield Index Series
45.V1 ........... 5.00 Quarterly 12/20/30 B+ USD 167,917 13,028,914 12,327,209 701,705
Republic of Chile ...... 1.00 Quarterly 12/20/30 A USD 1,849 48,839 41,070 7,769
$ 42,499,411 $ 28,162,847 $ 14,336,564
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
9.31% Monthly 1-day TIIEOIS Monthly N/A 01/09/26 MXN 1,026,891 $ (86,442) $ — $ (86,442)
7.84% Monthly 1-day TIIEOIS Monthly N/A 01/09/26 MXN 168,652 (4,660) — (4,660)
1-day SOFR Annual 3.70% Annual N/A 01/20/26 USD 472,000 (2,858,554) — (2,858,554)
3.68% At Termination 1-day EFFR At Termination N/A 01/28/26 USD 3,466,249 (154,206) — (154,206)
3.79% At Termination 1-day EFFR At Termination N/A 01/28/26 USD 6,947,545 (1,317,820) — (1,317,820)
4.33% Annual 1-day SOFR Annual N/A 02/22/26 USD 511,600 (489,758) — (489,758)
1-day TIIEOIS Monthly 7.79% Monthly N/A 02/25/26 MXN 306,164 27,610 — 27,610
1-day TIIEOIS Monthly 8.47% Monthly N/A 02/25/26 MXN 3,168,988 563,295 — 563,295
4.46% Annual 1-day SOFR Annual N/A 03/02/26 USD 272,500 (651,692) — (651,692)
4.47% Annual 1-day SOFR Annual N/A 03/02/26 USD 272,000 (688,234) — (688,234)
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 55,971,540 883,980 — 883,980
0.29% Annual 1-day TONAR Annual N/A 03/11/26 JPY 56,730,000 895,715 — 895,715
3.72% Annual 1-day SOFR Annual N/A 03/17/26 USD 270,000 1,282,670 — 1,282,670
1-day EFFR At Termination 3.59% At Termination 01/28/26
(a)
03/18/26 USD 7,022,690 (40,224) — (40,224)
1-day EFFR At Termination 3.59% At Termination 01/28/26
(a)
03/18/26 USD 6,916,132 (25,606) — (25,606)
1-day EFFR At Termination 3.62% At Termination 01/28/26
(a)
03/18/26 USD 4,011,587 112,439 — 112,439
8.02% Quarterly 3-mo. JIBAR Quarterly N/A 03/26/26 ZAR 431,664 (77,276) — (77,276)
4.75% Annual 1-day SOFR Annual N/A 03/31/26 USD 831,684 (4,903,171) — (4,903,171)
4.87% Annual 1-day SOFR Annual N/A 03/31/26 USD 1,049,201 (7,498,839) — (7,498,839)
4.75% Annual 1-day SOFR Annual N/A 03/31/26 USD 831,684 (4,964,408) — (4,964,408)
4.73% Annual 1-day SOFR Annual N/A 03/31/26 USD 415,842 (2,392,437) — (2,392,437)
1-day SOFR Annual 4.40% Annual N/A 04/08/26 USD 856,095 2,237,631 — 2,237,631
1-day SOFR Annual 4.45% Annual N/A 04/09/26 USD 313,413 983,856 — 983,856
1-day SOFR Annual 4.05% Annual N/A 04/18/26 USD 496,227 (320,241) — (320,241)
1-day SOFR Annual 4.30% Annual N/A 04/24/26 USD 597,999 1,180,557 — 1,180,557
8.15% Quarterly 3-mo. JIBAR Quarterly N/A 05/07/26 ZAR 1,808,159 (708,839) — (708,839)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 496,014 2,136,698 — 2,136,698
1-day TIIEOIS Monthly 7.73% Monthly N/A 05/11/26 MXN 163,750 24,972 — 24,972
1-day TIIEOIS Monthly 7.73% Monthly N/A 05/11/26 MXN 703,276 106,576 — 106,576
3.15% Annual 1-day SOFR Annual N/A 05/27/26 USD 533,651 4,671,342 72,216 4,599,126

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
7.97% Quarterly 3-mo. JIBAR Quarterly N/A 06/06/26 ZAR 815,915 $ (305,442) $ — $ (305,442)
7.73% Monthly 1-day TIIEOIS Monthly N/A 06/19/26 MXN 2,521,114 (527,028) — (527,028)
1-day TIIEOIS Monthly 7.69% Monthly N/A 06/26/26 MXN 66,111 13,125 — 13,125
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 224,700 1,058,690 — 1,058,690
1-day TIIEOIS Monthly 7.49% Monthly N/A 08/04/26 MXN 66,167 11,271 — 11,271
0.41% Annual 1-day TONAR Annual N/A 08/14/26 JPY 35,725,000 634,591 — 634,591
0.40% Annual 1-day TONAR Annual N/A 08/14/26 JPY 28,618,000 528,343 — 528,343
1-day TIIEOIS Monthly 7.31% Monthly N/A 08/26/26 MXN 132,204 16,436 — 16,436
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 1,015,395 (152,929) — (152,929)
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 253,212 (37,977) 5,094 (43,071)
6.86% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 253,425 (28,793) — (28,793)
7.03% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 506,171 (95,406) — (95,406)
6.81% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 506,355 (46,825) — (46,825)
4.46% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 44,704 (194,176) — (194,176)
4.19% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 44,720 (161,184) — (161,184)
4.22% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 22,382 (82,796) — (82,796)
4.43% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 22,363 (95,165) — (95,165)
4.21% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 89,677 (328,089) — (328,089)
5.16% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 225,509 (615,960) — (615,960)
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 114,237 (336,172) — (336,172)
6.92% Quarterly 3-mo. JIBAR Quarterly N/A 09/23/26 ZAR 233,829 (32,948) — (32,948)
1-day SOFR At Termination 4.17% At Termination N/A 10/23/26 USD 397,482 2,245,192 — 2,245,192
1-day SOFR At Termination 4.21% At Termination N/A 10/27/26 USD 794,377 4,916,524 — 4,916,524
1-day SOFR Annual 4.00% Annual N/A 10/28/26 USD 800,722 3,308,180 — 3,308,180
1-day TIIEOIS Monthly 7.62% Monthly N/A 11/18/26 MXN 71,085 23,156 — 23,156
1-day TIIEOIS Monthly 9.26% Monthly N/A 11/18/26 MXN 305,296 348,863 — 348,863
13.88% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 417,732 37,090 — 37,090
1-day SOFR Annual 4.07% Annual N/A 01/14/27 USD 795,890 3,164,458 — 3,164,458
1-day SOFR Annual 4.03% Annual N/A 03/07/27 USD 464,406 2,322,325 — 2,322,325
1-day SOFR Annual 3.47% Annual N/A 03/10/27 USD 200,466 (1,202,068) — (1,202,068)
6-mo. BUBOR Semi-Annual 6.04% Annual N/A 03/19/27 HUF 667,014 (4,857) — (4,857)
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 3,042,557 339,841 — 339,841
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 272,753 (153,538) — (153,538)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 189,892 (2,302,130) — (2,302,130)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 316,487 (3,859,215) — (3,859,215)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 3,911,496 560,847 — 560,847
3.88% Annual 1-day SOFR Annual N/A 03/20/27 USD 22,337 (56,892) 1,637 (58,529)
3.83% Annual 1-day SOFR Annual N/A 03/25/27 USD 24,555 (38,089) 738 (38,827)
3.71% Annual 1-day SOFR Annual N/A 04/02/27 USD 24,548 12,610 117 12,493
0.65% At Termination 1-day TONAR At Termination 04/20/26
(a)
04/20/27 JPY 60,142,000 1,522,402 — 1,522,402
3.34% Annual 1-day SOFR Annual N/A 04/30/27 USD 29,033 189,809 — 189,809
1-day SOFR Annual 4.10% Annual N/A 05/30/27 USD 590,948 5,383,298 — 5,383,298
1-day SOFR Annual 4.15% Annual N/A 05/30/27 USD 590,948 5,962,444 — 5,962,444
0.85% At Termination 1-day TONAR At Termination 06/02/26
(a)
06/02/27 JPY 30,891,000 495,785 — 495,785
3-mo. CD_KSDA Quarterly 2.63% Quarterly 06/17/26
(a)
06/17/27 KRW 151,793,529 (234,831) — (234,831)
3-mo. CD_KSDA Quarterly 2.64% Quarterly 06/17/26
(a)
06/17/27 KRW 153,561,839 (225,075) — (225,075)
3-mo. CD_KSDA Quarterly 2.71% Quarterly 06/17/26
(a)
06/17/27 KRW 358,265,372 (357,442) — (357,442)
3-mo. CD_KSDA Quarterly 2.81% Quarterly 06/17/26
(a)
06/17/27 KRW 118,987,268 (34,863) — (34,863)
3-mo. PRIBOR Quarterly 3.62% At Termination 09/16/26
(a)
09/16/27 CZK 72,444 3,418 — 3,418
1.05% At Termination 1-day TONAR At Termination 09/16/26
(a)
09/16/27 JPY 43,169,500 568,167 — 568,167
6-mo. BUBOR Semi-Annual 5.68% Annual N/A 09/17/27 HUF 8,193,489 (183,043) — (183,043)
6-mo. BUBOR Semi-Annual 5.76% Annual N/A 09/17/27 HUF 7,394,897 (131,405) — (131,405)
6-mo. BUBOR Semi-Annual 6.02% Annual N/A 09/17/27 HUF 3,417,413 (8,989) — (8,989)
6-mo. BUBOR Semi-Annual 6.10% Annual N/A 09/17/27 HUF 2,043,235 3,964 — 3,964
6-mo. BUBOR Semi-Annual 6.11% Annual N/A 09/17/27 HUF 4,085,908 9,094 — 9,094
6-mo. BUBOR Semi-Annual 6.20% Annual N/A 09/17/27 HUF 2,044,955 15,650 — 15,650
6.93% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 53,394 (29,261) 1,621 (30,882)
7.02% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 106,735 (67,674) — (67,674)
6.72% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 106,774 (35,768) — (35,768)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.99% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 214,114 $ (130,207) $ — $ (130,207)
6.79% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 53,439 (21,726) — (21,726)
4.18% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 30,197 (62,979) — (62,979)
3.97% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 121,091 (116,975) — (116,975)
3.99% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 60,385 (64,771) — (64,771)
4.27% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 60,364 (154,860) — (154,860)
4.03% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 30,222 (38,863) — (38,863)
1-day SOFR Annual 3.98% Annual N/A 10/06/27 USD 482,431 5,303,560 — 5,303,560
1-day SOFR Annual 3.30% Annual N/A 10/23/27 USD 143,045 (251,347) — (251,347)
1-day SOFR Annual 4.20% Annual N/A 10/23/27 USD 206,848 3,255,500 — 3,255,500
1-day SOFR Annual 3.92% Annual N/A 11/03/27 USD 98,149 1,044,909 — 1,044,909
1-day SOFR Annual 3.95% Annual N/A 11/03/27 USD 98,149 1,101,981 — 1,101,981
1-day SOFR Annual 3.99% Annual N/A 11/03/27 USD 196,299 2,337,132 — 2,337,132
1-day SOFR Annual 4.07% Annual N/A 11/03/27 USD 400,330 5,427,435 — 5,427,435
1-day SOFR Annual 3.86% Annual N/A 11/10/27 USD 405,709 3,921,595 — 3,921,595
1-day SOFR Annual 3.91% Annual N/A 11/10/27 USD 410,897 4,311,551 — 4,311,551
3.27% Annual 1-day SOFR Annual N/A 12/01/27 USD 31,660 43,475 — 43,475
1-day SOFR At Termination 3.23% At Termination 12/11/26
(a)
12/11/27 USD 943,325 386,904 — 386,904
1-day MIBOR Semi-Annual 5.59% Semi-Annual 12/16/26
(a)
12/16/27 INR 31,649,896 (290,942) — (290,942)
1-day MIBOR At Termination 5.60% At Termination 12/16/26
(a)
12/16/27 INR 15,840,823 (251,844) — (251,844)
3.35% Annual 1-day SOFR Annual N/A 12/16/27 USD 53,039 (23,635) 9,612 (33,247)
1.12% At Termination 1-day TONAR At Termination 12/16/26
(a)
12/16/27 JPY 27,677,000 452,435 — 452,435
6-mo. BUBOR Semi-Annual 6.15% Annual N/A 12/17/27 HUF 4,085,904 46,421 — 46,421
4.02% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/27 PLN 60,385 (147,074) — (147,074)
1-day SOFR Annual 3.48% Annual 01/23/26
(a)
01/23/28 USD 540,713 1,870,935 — 1,870,935
1-day SOFR Annual 4.00% Annual 01/26/26
(a)
01/26/28 USD 494,279 6,623,267 — 6,623,267
3.45% Annual 1-day SOFR Annual 01/26/26
(a)
01/26/28 USD 494,279 (1,392,733) — (1,392,733)
1-day SOFR Annual 3.87% Annual 02/05/26
(a)
02/05/28 USD 500,675 5,563,048 — 5,563,048
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 500,675 226,280 — 226,280
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 347,008 (1,199,415) — (1,199,415)
3.30% Annual 1-day SOFR Annual 03/18/26
(a)
03/18/28 USD 33,500 (19,256) — (19,256)
1.53% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/18/26
(a)
03/18/28 CNY 236,600 (26,671) — (26,671)
2.80% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/28 HKD 130,000 (67,574) — (67,574)
1-week
CNREPOFIX_
CFXS Quarterly 1.58% Quarterly N/A 03/19/28 CNY 365,040 92,768 — 92,768
4.64% Annual 1-day SONIA Annual N/A 05/26/28 GBP 24,450 (953,965) — (953,965)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 124,190 5,954,366 — 5,954,366
1-day SOFR Annual 3.50% Annual N/A 08/20/28 USD 588,764 1,130,298 — 1,130,298
4.29% Annual 1-day SOFR Annual N/A 08/31/28 USD 495,162 (12,352,755) — (12,352,755)
4.26% Annual 1-day SOFR Annual N/A 08/31/28 USD 981,388 (23,758,089) — (23,758,089)
4.29% Annual 1-day SOFR Annual N/A 08/31/28 USD 782,949 (19,569,399) — (19,569,399)
4.25% Annual 1-day SOFR Annual N/A 08/31/28 USD 195,737 (4,647,172) — (4,647,172)
3-mo. CD_KSDA Quarterly 2.36% Quarterly N/A 09/17/28 KRW 27,912,794 (329,978) — (329,978)
3-mo. CD_KSDA Quarterly 2.37% Quarterly N/A 09/17/28 KRW 13,956,606 (163,188) — (163,188)
3-mo. CD_KSDA Quarterly 2.40% Quarterly N/A 09/17/28 KRW 94,169,770 (1,041,957) — (1,041,957)
3-mo. CD_KSDA Quarterly 2.40% Quarterly N/A 09/17/28 KRW 56,424,606 (627,966) — (627,966)
3-mo. CD_KSDA Quarterly 2.41% Quarterly N/A 09/17/28 KRW 6,185,013 (67,978) — (67,978)
3-mo. CD_KSDA Quarterly 2.41% Quarterly N/A 09/17/28 KRW 99,812,787 (1,091,493) — (1,091,493)
3-mo. CD_KSDA Quarterly 2.44% Quarterly N/A 09/17/28 KRW 12,371,962 (127,753) — (127,753)
3-mo. CD_KSDA Quarterly 2.48% Quarterly 09/17/27
(a)
09/17/28 KRW 310,992,925 (1,524,969) — (1,524,969)
3-mo. CD_KSDA Quarterly 2.50% Quarterly 09/17/27
(a)
09/17/28 KRW 292,703,097 (1,400,666) — (1,400,666)
3-mo. CD_KSDA Quarterly 2.51% Quarterly 09/17/27
(a)
09/17/28 KRW 327,430,583 (1,541,030) — (1,541,030)
3-mo. CD_KSDA Quarterly 2.53% Quarterly 09/17/27
(a)
09/17/28 KRW 310,992,925 (1,430,973) — (1,430,973)
3.16% Annual 1-day SOFR Annual N/A 09/19/28 USD 17,900 123,291 — 123,291
1-day SOFR Annual 4.40% Annual N/A 10/31/28 USD 250,232 7,374,304 — 7,374,304
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 121,376 2,664,324 — 2,664,324
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 120,683 2,658,637 — 2,658,637

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3-mo. CD_KSDA Quarterly 3.02% Quarterly 12/15/27
(a)
12/15/28 KRW 140,754,220 $ (209,406) $ — $ (209,406)
1-day SOFR Annual 3.25% Annual 12/15/26
(a)
12/15/28 USD 419,055 (260,640) — (260,640)
1-day TIIEOIS Monthly 7.96% Monthly 12/17/27
(a)
12/15/28 MXN 85,317 2,350 — 2,350
1-week
CNREPOFIX_
CFXS Quarterly 1.59% Quarterly N/A 12/17/28 CNY 508,121 126,074 — 126,074
3-mo. CD_KSDA Quarterly 2.57% Quarterly N/A 12/17/28 KRW 27,912,639 (252,802) — (252,802)
1-day
BZDIOVER At Termination 12.86% At Termination N/A 01/02/29 BRL 4,539 (6,477) — (6,477)
1-day
BZDIOVER At Termination 13.01% At Termination N/A 01/02/29 BRL 215,636 (291,016) — (291,016)
1-day
BZDIOVER At Termination 13.08% At Termination N/A 01/02/29 BRL 31,560 (31,066) — (31,066)
1-day
BZDIOVER At Termination 13.11% At Termination N/A 01/02/29 BRL 35,631 (38,732) — (38,732)
1-day
BZDIOVER At Termination 13.14% At Termination N/A 01/02/29 BRL 107,130 (82,653) — (82,653)
1-day
BZDIOVER At Termination 13.24% At Termination N/A 01/02/29 BRL 31,080 (7,841) — (7,841)
1-day
BZDIOVER At Termination 13.32% At Termination N/A 01/02/29 BRL 31,400 3,481 — 3,481
1-day
BZDIOVER At Termination 13.39% At Termination N/A 01/02/29 BRL 78,325 69,844 — 69,844
1-day
BZDIOVER At Termination 12.80% At Termination N/A 01/03/29 BRL 53,920 (93,027) — (93,027)
2.92% Annual 1-day SOFR Annual N/A 02/16/29 USD 180,919 4,509,358 277,650 4,231,708
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 300,382 12,778,895 — 12,778,895
0.50% Annual 1-day TONAR Annual N/A 03/05/29 JPY 27,688,578 4,561,471 — 4,561,471
0.50% Annual 1-day TONAR Annual N/A 03/11/29 JPY 27,688,578 4,584,472 — 4,584,472
3.80% Annual 1-day SOFR Annual N/A 03/19/29 USD 13,200 (124,652) — (124,652)
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 1,210,394 234,141 — 234,141
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 1,479,370 305,824 — 305,824
1-day SOFR Annual 3.79% Annual N/A 03/29/29 USD 732,656 6,948,567 — 6,948,567
1-day SOFR Annual 4.00% Annual N/A 04/08/29 USD 414,291 7,349,248 — 7,349,248
1-day SOFR Annual 4.05% Annual N/A 04/09/29 USD 313,413 6,164,306 — 6,164,306
1-day SOFR Annual 4.00% Annual N/A 04/18/29 USD 496,227 8,916,085 — 8,916,085
1-day SOFR Annual 4.00% Annual N/A 04/24/29 USD 249,166 4,510,825 — 4,510,825
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 349,347 12,815,343 — 12,815,343
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 501,757 9,229,071 — 9,229,071
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 248,990 8,486,974 — 8,486,974
3.57% Annual 1-day SOFR Annual N/A 08/05/29 USD 10,553 (41,775) — (41,775)
1-day SOFR Annual 3.66% Annual N/A 10/10/29 USD 250,246 2,224,029 — 2,224,029
1-day TIIEOIS Monthly 7.77% Monthly N/A 11/14/29 MXN 34,170 13,060 — 13,060
1-day TIIEOIS Monthly 9.04% Monthly N/A 11/14/29 MXN 8,452,869 23,603,208 — 23,603,208
0.77% Annual 1-day TONAR Annual N/A 11/18/29 JPY 61,997,581 9,450,041 — 9,450,041
7.78% Monthly 1-day TIIEOIS Monthly N/A 12/14/29 MXN 34,563 (13,070) — (13,070)
8.97% Monthly 1-day TIIEOIS Monthly N/A 12/14/29 MXN 467,240 (1,250,500) — (1,250,500)
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 1,484,007 181,857 — 181,857
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 1,484,007 177,821 — 177,821
1-day SONIA Annual 4.00% Annual N/A 01/16/30 GBP 299,226 4,984,802 — 4,984,802
1-day SONIA Annual 4.00% Annual N/A 01/20/30 GBP 242,415 4,072,289 — 4,072,289
6-mo. EURIBOR Semi-Annual 2.21% Annual N/A 01/31/30 EUR 3,409 (33,940) (1,730) (32,210)
6-mo. EURIBOR Semi-Annual 2.21% Annual N/A 01/31/30 EUR 6,815 (61,549) 1,048 (62,597)
6-mo. EURIBOR Semi-Annual 2.29% Annual N/A 01/31/30 EUR 3,412 (27,197) (331) (26,866)
6-mo. EURIBOR Semi-Annual 2.42% Annual N/A 01/31/30 EUR 5,774 71,076 1,291 69,785
6-mo. EURIBOR Semi-Annual 2.63% Annual N/A 01/31/30 EUR 13,671 211,380 266,419 (55,039)
6-mo. EURIBOR Semi-Annual 2.33% Annual N/A 02/03/30 EUR 6,817 (44,084) 6,409 (50,493)
6-mo. EURIBOR Semi-Annual 2.33% Annual N/A 02/03/30 EUR 6,817 (43,999) (3,816) (40,183)
6-mo. EURIBOR Semi-Annual 2.43% Annual N/A 02/03/30 EUR 11,641 154,171 23,379 130,792
7.80% Monthly 1-day TIIEOIS Monthly N/A 02/07/30 MXN 35,956 (13,614) — (13,614)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.65% Monthly 1-day TIIEOIS Monthly N/A 02/07/30 MXN 154,427 $ (321,750) $ — $ (321,750)
1-day SOFR Annual 3.23% Annual N/A 02/19/30 USD 299,521 (4,959,385) — (4,959,385)
1-day MIBOR Semi-Annual 6.06% Semi-Annual N/A 02/21/30 INR 3,780,085 423,069 — 423,069
1-day SOFR Annual 3.90% Annual N/A 02/24/30 USD 127,468 1,966,945 — 1,966,945
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 304,764 77,436 — 77,436
6-mo. PRIBOR Semi-Annual 3.60% Annual N/A 03/19/30 CZK 66,813 (19,919) — (19,919)
1-day MIBOR Semi-Annual 6.00% Semi-Annual N/A 03/19/30 INR 4,248,404 347,892 — 347,892
6-mo. BUBOR Semi-Annual 6.15% Annual N/A 03/19/30 HUF 288,640 3,663 — 3,663
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 1,316,619 211,317 — 211,317
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 1,499,768 (4,800,154) — (4,800,154)
7.82% Monthly 1-day TIIEOIS Monthly N/A 05/06/30 MXN 28,226 (10,448) — (10,448)
7.73% Monthly 1-day TIIEOIS Monthly N/A 05/06/30 MXN 121,226 (21,998) — (21,998)
6-mo. EURIBOR Semi-Annual 2.20% Annual N/A 06/04/30 EUR 78,229 (222,592) — (222,592)
1-day TIIEOIS Monthly 7.82% Monthly N/A 06/07/30 MXN 44,005 16,047 — 16,047
1-day TIIEOIS Monthly 7.82% Monthly N/A 06/07/30 MXN 188,994 68,719 — 68,719
6-mo. PRIBOR Semi-Annual 3.56% Annual N/A 06/18/30 CZK 83,183 33,566 — 33,566
6-mo. PRIBOR Semi-Annual 3.62% Annual N/A 06/18/30 CZK 45,078 4,327 — 4,327
6-mo. PRIBOR Semi-Annual 3.66% Annual N/A 06/18/30 CZK 122,440 77,408 12,821 64,587
7.77% Monthly 1-day TIIEOIS Monthly N/A 06/21/30 MXN 10,094 (2,573) — (2,573)
1-day TIIEOIS Monthly 7.72% Monthly N/A 06/24/30 MXN 135,925 19,804 — 19,804
1-day TIIEOIS Monthly 7.67% Monthly N/A 07/30/30 MXN 80,354 565 — 565
1-day TIIEOIS Monthly 7.69% Monthly N/A 07/30/30 MXN 1,568,039 79,219 — 79,219
1-day TIIEOIS Monthly 7.51% Monthly N/A 08/21/30 MXN 160,551 (57,320) — (57,320)
1-week
CNREPOFIX_
CFXS Quarterly 1.45% Quarterly N/A 09/17/30 CNY 616,503 (540,224) (498,556) (41,668)
1-week
CNREPOFIX_
CFXS Quarterly 1.56% Quarterly N/A 09/17/30 CNY 24,669 (3,445) — (3,445)
1-week
CNREPOFIX_
CFXS Quarterly 1.62% Quarterly N/A 09/17/30 CNY 49,336 12,729 — 12,729
6-mo. PRIBOR Semi-Annual 3.41% Annual N/A 09/17/30 CZK 400,659 (341,941) — (341,941)
6-mo. PRIBOR Semi-Annual 3.55% Annual N/A 09/17/30 CZK 780,308 (411,295) — (411,295)
6-mo. PRIBOR Semi-Annual 3.62% Annual N/A 09/17/30 CZK 141,497 (53,738) — (53,738)
6-mo. PRIBOR Semi-Annual 3.64% Annual N/A 09/17/30 CZK 170,961 (56,403) — (56,403)
6-mo. PRIBOR Semi-Annual 3.68% Annual N/A 09/17/30 CZK 987,783 (240,820) — (240,820)
6-mo. PRIBOR Semi-Annual 3.70% Annual N/A 09/17/30 CZK 282,955 (54,555) — (54,555)
6-mo. PRIBOR Semi-Annual 3.81% Annual N/A 09/17/30 CZK 141,616 8,161 — 8,161
6-mo. WIBOR Semi-Annual 4.04% Annual N/A 09/17/30 PLN 67,196 188,936 — 188,936
6-mo. WIBOR Semi-Annual 4.05% Annual N/A 09/17/30 PLN 24,102 73,533 — 73,533
6-mo. WIBOR Semi-Annual 4.14% Annual N/A 09/17/30 PLN 12,063 49,100 — 49,100
6-mo. BUBOR Semi-Annual 5.96% Annual N/A 09/17/30 HUF 1,033,557 (18,524) — (18,524)
6-mo. BUBOR Semi-Annual 6.21% Annual N/A 09/17/30 HUF 773,153 11,491 — 11,491
6-mo. BUBOR Semi-Annual 6.22% Annual N/A 09/17/30 HUF 226,585 3,517 — 3,517
6-mo. BUBOR Semi-Annual 6.27% Annual N/A 09/17/30 HUF 257,958 5,862 — 5,862
7.60% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 419,921 (1,061,439) — (1,061,439)
7.22% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 144,479 (229,450) — (229,450)
7.37% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 144,358 (282,982) 14,768 (297,750)
7.11% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 233,575 (308,860) — (308,860)
7.49% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 288,571 (655,574) — (655,574)
1-day TIIEOIS Monthly 7.29% Monthly N/A 10/03/30 MXN 160,551 (142,958) — (142,958)
3.36% Annual 1-day SOFR Annual N/A 10/09/30 USD 12,000 65,015 — 65,015
3.65% Annual 1-day SONIA Annual N/A 11/26/30 GBP 29,490 9,274 (1,018) 10,292
3.63% Annual 1-day SONIA Annual N/A 12/01/30 GBP 91,800 134,686 122,859 11,827
3.66% Annual 1-day SONIA Annual N/A 12/08/30 GBP 43,790 (27,721) 87,896 (115,617)
1-day ESTR Annual 2.34% Annual N/A 12/12/30 EUR 20,315 31,249 (23,575) 54,824
3.45% Annual 1-day SOFR Annual N/A 12/16/30 USD 24,413 18,562 21,916 (3,354)

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-week
CNREPOFIX_
CFXS Quarterly 1.65% Quarterly N/A 12/17/30 CNY 49,336 $ 18,821 $ — $ 18,821
3-mo. CD_KSDA Quarterly 2.91% Quarterly N/A 12/17/30 KRW 70,030,464 (525,709) — (525,709)
6-mo. PRIBOR Semi-Annual 3.90% Annual N/A 12/17/30 CZK 433,976 79,140 — 79,140
6-mo. PRIBOR Semi-Annual 3.91% Annual N/A 12/17/30 CZK 2,196,722 435,156 — 435,156
6-mo. BUBOR Semi-Annual 6.23% Annual N/A 12/17/30 HUF 515,411 9,434 — 9,434
7.04% Quarterly 3-mo. JIBAR Quarterly N/A 12/17/30 ZAR 233,575 (258,431) — (258,431)
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 115,931 (483,442) — (483,442)
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 114,201 (473,380) — (473,380)
4.10% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 115,931 (505,113) — (505,113)
6-mo. PRIBOR Semi-Annual 3.75% Annual N/A 12/19/30 CZK 1,030,000 (167,990) — (167,990)
1-week
CNREPOFIX_
CFXS Quarterly 1.62% Quarterly 03/18/26
(a)
03/18/31 CNY 172,700 23,577 — 23,577
1-week
CNREPOFIX_
CFXS Quarterly 1.63% Quarterly 03/18/26
(a)
03/18/31 CNY 298,903 65,230 — 65,230
1.26% Annual 1-day TONAR Annual 03/18/26
(a)
03/18/31 JPY 290,368 26,768 — 26,768
1.43% Annual 1-day TONAR Annual 03/18/26
(a)
03/18/31 JPY 4,900,000 188,164 — 188,164
1.62% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/18/26
(a)
03/18/31 CNY 924,190 (176,515) — (176,515)
3.82% Semi-Annual 3-mo. BBR Quarterly 03/18/26
(a)
03/18/31 NZD 29,000 (136,954) — (136,954)
3.98% Annual 1-day SOFR Annual N/A 07/02/31 USD 6,800 (152,234) — (152,234)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 157,050 26,555,738 — 26,555,738
1-day SOFR Annual 3.79% Annual N/A 10/14/31 USD 197,460 2,666,858 — 2,666,858
1-day SOFR Annual 3.79% Annual N/A 11/19/31 USD 251,205 3,384,301 — 3,384,301
1-day SOFR Annual 3.78% Annual N/A 01/28/32 USD 467,125 3,683,574 — 3,683,574
2.38% Annual 1-day SOFR Annual N/A 04/08/32 USD 43,962 3,528,279 — 3,528,279
2.60% Annual 1-day SOFR Annual N/A 05/26/32 USD 53,426 3,489,650 — 3,489,650
1-day SOFR Annual 3.47% Annual N/A 10/04/32 USD 223,490 (1,929,636) — (1,929,636)
1-day SOFR Annual 3.42% Annual N/A 10/05/32 USD 103,240 (1,228,339) — (1,228,339)
1-day SOFR Annual 3.05% Annual N/A 10/28/32 USD 249,920 (8,665,121) — (8,665,121)
1-day SOFR Annual 2.88% Annual N/A 11/02/32 USD 250,132 (11,298,362) — (11,298,362)
1-day SOFR Annual 2.92% Annual N/A 11/04/32 USD 249,476 (10,651,551) — (10,651,551)
1-day SOFR Annual 2.90% Annual N/A 11/15/32 USD 400,986 (17,574,640) — (17,574,640)
1-day SOFR Annual 3.20% Annual N/A 11/28/32 USD 239,768 (6,044,124) — (6,044,124)
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 150,420 (2,811,660) — (2,811,660)
1-day SOFR Annual 3.14% Annual 05/12/28
(a)
05/12/33 USD 279,328 (7,797,414) — (7,797,414)
1-day SOFR Annual 3.75% Annual N/A 08/09/33 USD 251,131 1,267,837 — 1,267,837
3.24% Annual 1-day SOFR Annual N/A 08/09/33 USD 122,861 3,794,166 — 3,794,166
1-day SOFR Annual 3.93% Annual N/A 10/04/33 USD 249,492 4,511,120 — 4,511,120
1-day SOFR Annual 3.50% Annual N/A 10/17/33 USD 343,829 (4,132,240) — (4,132,240)
4.40% Annual 1-day SOFR Annual N/A 11/01/33 USD 245,780 (12,533,784) — (12,533,784)
1-day SOFR Annual 4.00% Annual N/A 01/12/34 USD 193,843 3,746,025 — 3,746,025
1-day SOFR Annual 4.00% Annual N/A 01/17/34 USD 55,662 1,076,232 — 1,076,232
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 497,490 100,209 — 100,209
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 497,490 103,848 — 103,848
1-day ESTR Annual 2.38% Annual N/A 08/15/34 EUR 46,230 (856,222) — (856,222)
1-day ESTR Annual 2.40% Annual N/A 08/15/34 EUR 21,430 (373,192) (28,408) (344,784)
1-day ESTR Annual 2.45% Annual N/A 08/15/34 EUR 15,840 (176,289) — (176,289)
1-day ESTR Annual 2.46% Annual N/A 08/15/34 EUR 46,270 (502,215) — (502,215)
6-mo. EURIBOR Semi-Annual 2.51% Annual N/A 08/15/34 EUR 61,740 (1,777,168) 15,821 (1,792,989)
6-mo. EURIBOR Semi-Annual 2.52% Annual N/A 08/15/34 EUR 117,820 (3,256,704) — (3,256,704)
6-mo. EURIBOR Semi-Annual 2.59% Annual N/A 08/15/34 EUR 49,159 (1,115,394) — (1,115,394)
6-mo. EURIBOR Semi-Annual 2.63% Annual N/A 08/15/34 EUR 118,660 (2,041,261) (98,555) (1,942,706)
6-mo. EURIBOR Semi-Annual 2.68% Annual N/A 08/15/34 EUR 112,690 (1,485,274) — (1,485,274)
3.62% Annual 1-day SOFR Annual 10/09/29
(a)
10/09/34 USD 510,800 8,278,104 — 8,278,104
1-day SOFR Annual 3.66% Annual N/A 10/10/34 USD 168,525 (958,359) — (958,359)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.67% Annual N/A 12/26/34 USD 310,210 $ (1,607,089) $ — $ (1,607,089)
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 242,395 (2,267,542) — (2,267,542)
6-mo. EURIBOR Semi-Annual 2.87% Annual 03/10/26
(a)
02/15/35 EUR 48,440 (112,795) (170,725) 57,930
6-mo. EURIBOR Semi-Annual 2.90% Annual 03/10/26
(a)
02/15/35 EUR 73,235 (6,266) — (6,266)
1-day SOFR Annual 3.75% Annual N/A 03/27/35 USD 240,187 (1,086,935) — (1,086,935)
3.54% Annual 1-day SOFR Annual N/A 05/15/35 USD 55,330 995,980 — 995,980
1-day SOFR Annual 3.75% Annual N/A 07/09/35 USD 139,689 (563,014) — (563,014)
1-day THOR Quarterly 1.38% Quarterly N/A 09/17/35 THB 63,030 (38,113) — (38,113)
1-day THOR Quarterly 1.44% Quarterly N/A 09/17/35 THB 4,130 (1,678) — (1,678)
1.35% Quarterly 1-day THOR Quarterly N/A 09/17/35 THB 67,160 45,533 47,205 (1,672)
1-day TIIEOIS Monthly 8.27% Monthly N/A 12/05/35 MXN 396,134 142,722 — 142,722
3.77% Annual 1-day SOFR Annual N/A 12/16/35 USD 12,262 29,052 15,004 14,048
6-mo. BBR Semi-Annual 4.97% Semi-Annual 12/18/30
(a)
12/18/35 AUD 186,790 (769,007) — (769,007)
2.28% Semi-Annual 1-day SORA Semi-Annual 03/18/26
(a)
03/18/36 SGD 37,000 20,948 — 20,948
1.84% Semi-Annual 1-day SORA Semi-Annual 03/18/26
(a)
03/18/36 SGD 6,077 188,348 — 188,348
1.57% Annual 1-day TONAR Annual 03/18/26
(a)
03/18/36 JPY 463,084 93,657 — 93,657
1.81% Annual 1-day TONAR Annual 03/18/26
(a)
03/18/36 JPY 7,350,000 468,501 — 468,501
4.24% Semi-Annual 3-mo. BBR Quarterly 03/18/26
(a)
03/18/36 NZD 29,250 (136,440) — (136,440)
4.84% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/36 AUD 75,700 (156,501) — (156,501)
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 95,777 3,443,158 — 3,443,158
1-day SONIA Annual 4.16% Annual 03/31/26
(a)
01/31/39 GBP 34,336 (88,181) — (88,181)
1-day SONIA Annual 4.20% Annual 03/31/26
(a)
01/31/39 GBP 34,336 104,728 — 104,728
4.02% Annual 1-day SOFR Annual N/A 08/15/39 USD 66,600 (114,025) — (114,025)
4.09% Annual 1-day SOFR Annual N/A 08/15/39 USD 167,354 (1,612,314) — (1,612,314)
4.09% Annual 1-day SOFR Annual N/A 08/15/39 USD 133,200 (1,219,275) — (1,219,275)
4.08% Annual 1-day SOFR Annual N/A 08/15/39 USD 133,200 (1,083,665) — (1,083,665)
2.93% Annual 1-day SOFR Annual N/A 11/26/41 USD 32,045 4,403,945 (36,621) 4,440,566
3.58% Annual 6-mo. EURIBOR Semi-Annual 12/12/35
(a)
12/12/45 EUR 6,683 44,285 2,385 41,900
2.81% Annual 1-day SOFR Annual N/A 01/25/51 USD 62,463 14,426,087 (792,801) 15,218,888
2.81% Annual 1-day SOFR Annual N/A 01/28/51 USD 111,429 25,736,971 (1,420,511) 27,157,482
2.80% Annual 1-day SOFR Annual N/A 02/01/51 USD 65,177 15,145,259 (720,489) 15,865,748
2.80% Annual 1-day SOFR Annual N/A 02/04/51 USD 37,194 8,643,608 (413,198) 9,056,806
2.80% Annual 1-day SOFR Annual N/A 02/05/51 USD 38,392 8,919,911 (426,481) 9,346,392
2.80% Annual 1-day SOFR Annual N/A 02/22/51 USD 15,576 3,608,280 (730,007) 4,338,287
2.80% Annual 1-day SOFR Annual N/A 05/27/51 USD 62,621 14,316,934 (3,005,234) 17,322,168
2.80% Annual 1-day SOFR Annual N/A 06/07/51 USD 19,517 4,452,700 (938,412) 5,391,112
2.79% Annual 1-day SOFR Annual N/A 01/21/52 USD 153,727 36,706,616 (7,553,979) 44,260,595
1-day SOFR Annual 4.00% Annual N/A 11/03/53 USD 99,173 (2,974,803) — (2,974,803)
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 99,173 8,781,341 — 8,781,341
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 5,655,040 (9,543,022) — (9,543,022)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 5,655,040 (9,537,524) — (9,537,524)
1-day ESTR Annual 2.28% Annual N/A 03/07/55 EUR 18,160 (3,229,873) (919,254) (2,310,619)
2.33% Annual 6-mo. EURIBOR Semi-Annual N/A 03/07/55 EUR 18,050 3,506,824 935,108 2,571,716
1-day ESTR Annual 2.54% Annual N/A 03/20/55 EUR 18,500 (2,127,159) 7,218 (2,134,377)
2.62% Annual 6-mo. EURIBOR Semi-Annual N/A 03/20/55 EUR 18,900 2,377,335 (8,839) 2,386,174
1-day ESTR Annual 2.41% Annual N/A 04/23/55 EUR 7,030 (1,028,282) 40,679 (1,068,961)
2.48% Annual 6-mo. EURIBOR Semi-Annual N/A 04/23/55 EUR 7,260 1,152,606 (35,016) 1,187,622
1-day ESTR Annual 2.39% Annual N/A 04/28/55 EUR 33,610 (5,078,477) (19,655) (5,058,822)
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 04/28/55 EUR 33,460 5,486,905 15,493 5,471,412
1-day ESTR Annual 2.55% Annual N/A 06/25/55 EUR 19,550 (2,216,546) (152) (2,216,394)
2.64% Annual 6-mo. EURIBOR Semi-Annual N/A 06/25/55 EUR 20,060 2,457,344 2,030 2,455,314
1-day ESTR Annual 2.78% Annual N/A 07/29/55 EUR 43,870 (2,677,921) (34,213) (2,643,708)
2.85% Annual 6-mo. EURIBOR Semi-Annual N/A 07/29/55 EUR 43,870 3,417,725 34,213 3,383,512
1-day ESTR Annual 2.81% Annual N/A 08/22/55 EUR 14,020 (766,374) 97,826 (864,200)
2.93% Annual 6-mo. EURIBOR Semi-Annual N/A 08/22/55 EUR 13,690 955,562 (86,307) 1,041,869
1-day ESTR Annual 2.77% Annual N/A 08/25/55 EUR 48,020 (3,046,030) (84,645) (2,961,385)
2.89% Annual 6-mo. EURIBOR Semi-Annual N/A 08/25/55 EUR 48,520 3,788,382 95,858 3,692,524
1-day ESTR Annual 2.84% Annual N/A 09/29/55 EUR 24,550 (1,195,688) 133,450 (1,329,138)
6-mo. EURIBOR Semi-Annual 2.95% Annual N/A 09/29/55 EUR 80,111 (5,339,475) 634,819 (5,974,294)
2.95% Annual 6-mo. EURIBOR Semi-Annual N/A 09/29/55 EUR 105,889 7,057,565 1,695,602 5,361,963

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day ESTR Annual 2.83% Annual N/A 09/30/55 EUR 49,520 $ (2,555,868) $ 124,238 $ (2,680,106)
2.94% Annual 6-mo. EURIBOR Semi-Annual N/A 09/30/55 EUR 49,860 3,481,683 (89,370) 3,571,053
1-day TONAR Annual 2.58% Annual N/A 10/08/55 JPY 667,050 (200,665) — (200,665)
6-mo. EURIBOR Semi-Annual 3.06% Annual N/A 11/26/55 EUR 3,870 (161,952) 3,104 (165,056)
1-day SONIA Annual 4.50% Annual N/A 11/26/55 GBP 8,280 92,570 (37,048) 129,618
6-mo. EURIBOR Semi-Annual 3.04% Annual N/A 11/28/55 EUR 7,770 (375,769) (40,800) (334,969)
1-day SONIA Annual 4.43% Annual N/A 12/01/55 GBP 25,510 (163,065) (320,367) 157,302
1-day SONIA Annual 4.45% Annual N/A 12/04/55 GBP 60,554 (65,472) — (65,472)
1-day SONIA Annual 4.47% Annual N/A 12/08/55 GBP 12,100 35,647 (58,404) 94,051
1-day ESTR Annual 3.04% Annual N/A 12/12/55 EUR 20,700 (98,037) (66,396) (31,641)
3.19% Annual 6-mo. EURIBOR Semi-Annual N/A 12/12/55 EUR 21,420 275,656 97,589 178,067
2.86% Annual 6-mo. EURIBOR Semi-Annual N/A 08/15/56 EUR 45,410 4,007,775 (10,768) 4,018,543
3.20% Annual 6-mo. EURIBOR Semi-Annual 03/10/26
(a)
08/15/56 EUR 20,540 267,088 89,880 177,208
2.89% Annual 6-mo. EURIBOR Semi-Annual N/A 08/15/56 EUR 43,390 3,505,957 — 3,505,957
2.71% Annual 6-mo. EURIBOR Semi-Annual N/A 08/15/56 EUR 24,280 3,003,599 (16,245) 3,019,844
2.70% Annual 6-mo. EURIBOR Semi-Annual N/A 08/15/56 EUR 44,260 5,504,890 — 5,504,890
6-mo. EURIBOR Semi-Annual 2.85% Annual N/A 09/29/75 EUR 39,023 (3,281,142) (1,418,058) (1,863,084)
2.85% Annual 6-mo. EURIBOR Semi-Annual N/A 09/29/75 EUR 38,243 3,215,557 (447,839) 3,663,396
$ 224,313,501 $ (15,542,810) $ 239,856,311
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
U.S. Consumer Price Index
All Items Monthly At Termination 3.23% At Termination 10/02/26 USD 266,010 $ 1,508,697 $ — $ 1,508,697
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 1.63% At Termination 12/15/26 EUR 297,470 42,895 30,248 12,647
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 1.64% At Termination 12/15/26 EUR 105,820 27,467 — 27,467
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 1.64% At Termination 12/15/26 EUR 42,900 11,778 5,468 6,310
1.66% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 12/15/27 EUR 297,470 (17,083) 32,933 (50,016)
1.68% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 12/15/27 EUR 105,820 (52,266) — (52,266)
1.72% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 12/15/27 EUR 18,390 (26,409) (683) (25,726)
1.75% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 12/15/27 EUR 24,510 (51,538) — (51,538)
U.S. Consumer Price Index
All Items Monthly At Termination 2.84% At Termination 07/23/28 USD 227,170 2,204,564 — 2,204,564
2.74% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 10/02/28 USD 271,170 (2,321,375) — (2,321,375)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.98% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 01/15/30 EUR 31,776 $ (264,696) $ — $ (264,696)
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 1.67% At Termination 01/15/30 EUR 31,776 615,893 — 615,893
1.86% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 02/15/30 EUR 31,005 (26,739) — (26,739)
1.93% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 02/15/30 EUR 32,504 (149,974) — (149,974)
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 1.56% At Termination 02/15/30 EUR 31,144 345,843 — 345,843
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 1.60% At Termination 02/15/30 EUR 32,504 425,798 — 425,798
1.73% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 04/15/30 EUR 58,830 94,468 (56,512) 150,980
U.S. Consumer Price Index
All Items Monthly At Termination 2.46% At Termination 04/15/30 USD 75,880 235,558 — 235,558
U.S. Consumer Price Index
All Items Monthly At Termination 2.57% At Termination 05/22/30 USD 88,180 636,373 — 636,373
2.70% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 07/23/30 USD 227,170 (2,647,997) — (2,647,997)
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 1.66% At Termination 09/15/30 EUR 28,896 372,133 — 372,133
1.81% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 10/15/30 EUR 29,208 (81,730) (5,948) (75,782)
2.56% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 10/17/30 USD 92,713 (673,279) — (673,279)
2.47% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 11/12/30 USD 47,774 (193,349) — (193,349)
2.47% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 11/12/30 USD 47,774 (187,784) — (187,784)
1.80% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 12/15/30 EUR 39,567 (55,586) — (55,586)
2.34% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 12/29/30 USD 47,980 (30,437) — (30,437)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 30,405 1,394,830 — 1,394,830
2.40% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/35 USD 75,880 63,404 — 63,404
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 1.90% At Termination 04/15/35 EUR 58,830 139,453 117,047 22,406
2.52% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 05/22/35 USD 88,180 (727,062) — (727,062)
3.10% At Termination
UK Retail Price Index All
Items Monthly At Termination 11/15/35 GBP 18,480 (231,507) (76,200) (155,307)
3.12% At Termination
UK Retail Price Index All
Items Monthly At Termination 11/15/35 GBP 18,480 (259,099) — (259,099)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.20% At Termination 10/15/55 EUR 15,330 139,963 828 139,135

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UK Retail Price Index All
Items Monthly At Termination 3.12% At Termination 11/15/55 GBP 8,550 $ 38,843 $ — $ 38,843
UK Retail Price Index All
Items Monthly At Termination 3.12% At Termination 11/15/55 GBP 8,550 33,626 63,702 (30,076)
$ 333,676 $ 110,883 $ 222,793
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Community Health Systems, Inc. 5.00 % Quarterly Goldman Sachs International 06/20/26 USD 830 $ (17,262) $ 13,936 $ (31,198)
Community Health Systems, Inc. 5.00 Quarterly Goldman Sachs International 06/20/26 USD 1,235 (25,684) 26,882 (52,566)
Xerox Corp. ............. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 575 119,424 140,521 (21,097)
Argentine Republic (The) .... 5.00 Quarterly Bank of America NA 12/20/27 USD 1,778 18,790 303,979 (285,189)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 3,000 (46,737) 16,382 (63,119)
Pitney Bowes, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/27 USD 1,620 (478) 170,378 (170,856)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 1,030 (304) 105,412 (105,716)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 1,215 (358) 177,877 (178,235)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 650 (192) 70,018 (70,210)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 980 (289) 108,647 (108,936)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 1,030 (304) 105,471 (105,775)
Pitney Bowes, Inc. ......... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 2,760 (814) 382,864 (383,678)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 7,485 (114,454) 45,904 (160,358)
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 4,700 (71,868) 28,879 (100,747)
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 1,750 778,923 80,676 698,247
Caterpillar, Inc. ........... 1.00 Quarterly Citibank NA 06/20/28 USD 11,800 (247,306) (147,484) (99,822)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,916 (69,624) 109,433 (179,057)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 17,900 (318,249) 727,564 (1,045,813)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,496 (62,156) 92,936 (155,092)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 10,488 (186,469) 278,807 (465,276)
UBS Group AG ........... 1.00 Quarterly BNP Paribas SA 06/20/28 EUR 4,131 (88,545) 91,474 (180,019)
UBS Group AG ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,536 (32,923) 41,418 (74,341)
UBS Group AG ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,487 (74,740) 90,295 (165,035)
UBS Group AG ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 29,800 (638,739) 519,045 (1,157,784)
UBS Group AG ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,623 (77,656) 105,082 (182,738)
Boeing Co. (The) .......... 1.00 Quarterly Deutsche Bank AG 12/20/28 USD 17,500 (272,780) (50,884) (221,896)
eG Global Finance plc ...... 5.00 Quarterly Deutsche Bank AG 12/20/28 EUR 3,996 (468,574) 93,455 (562,029)
Gap, Inc. (The) ........... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 1,985 (23,320) 183,451 (206,771)
Boeing Co. (The) .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 17,500 (290,542) 145,719 (436,261)
DXC Technology Co. ....... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 2,090 (278,669) (162,484) (116,185)
Deutsche Bank AG ......... 1.00 Quarterly BNP Paribas SA 12/20/29 EUR 9,749 (190,192) (49,467) (140,725)
eG Global Finance plc ...... 5.00 Quarterly Deutsche Bank AG 12/20/29 EUR 3,040 (407,934) (47,999) (359,935)
Honda Motor Co. Ltd. ....... 1.00 Quarterly Barclays Bank plc 12/20/29 JPY 592,003 (94,036) (92,267) (1,769)
Intesa Sanpaolo SpA ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/29 EUR 9,872 (154,013) — (154,013)
Intel Corp. .............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/30 USD 8,357 (123,775) (33,445) (90,330)
Intesa Sanpaolo SpA ....... 1.00 Quarterly BNP Paribas SA 06/20/30 EUR 11,361 (387,186) (215,876) (171,310)
Lincoln National Corp. ...... 1.00 Quarterly Bank of America NA 06/20/30 USD 36,818 (113,055) 361,860 (474,915)
Occidental Petroleum Corp. ... 1.00 Quarterly Deutsche Bank AG 06/20/30 USD 3,840 (31,744) (9,103) (22,641)
People's Republic of China ... 1.00 Quarterly Bank of America NA 06/20/30 USD 29,250 (721,290) (412,323) (308,967)
People's Republic of China ... 1.00 Quarterly Bank of America NA 06/20/30 USD 29,700 (732,387) (418,666) (313,721)
Simon Property Group LP .... 1.00 Quarterly BNP Paribas SA 06/20/30 USD 4,940 (115,542) (23,585) (91,957)
Toll Brothers Finance Corp. ... 1.00 Quarterly Bank of America NA 06/20/30 USD 28,567 (354,680) 76,824 (431,504)
Toll Brothers Finance Corp. ... 1.00 Quarterly Bank of America NA 06/20/30 USD 7,781 (96,611) 17,355 (113,966)
Toll Brothers Finance Corp. ... 1.00 Quarterly Bank of America NA 06/20/30 USD 2,928 (36,353) 1,159 (37,512)
Toll Brothers Finance Corp. ... 1.00 Quarterly Bank of America NA 06/20/30 USD 4,358 (54,107) 3,448 (57,555)
Ally Financial, Inc. ......... 5.00 Quarterly Goldman Sachs International 12/20/30 USD 6,140 (1,016,462) (932,525) (83,937)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Ally Financial, Inc. ......... 5.00 % Quarterly JPMorgan Chase Bank NA 12/20/30 USD 4,095 $ (677,917) $ (634,590) $ (43,327)
American Airlines Group, Inc. .. 5.00 Quarterly Bank of America NA 12/20/30 USD 1,635 (64,033) 34,068 (98,101)
ArcelorMittal SA ........... 5.00 Quarterly Goldman Sachs International 12/20/30 EUR 13,940 (3,015,239) (2,908,405) (106,834)
AT&T, Inc. ............... 1.00 Quarterly Bank of America NA 12/20/30 USD 42,390 (748,980) (744,206) (4,774)
Avnet, Inc. .............. 1.00 Quarterly Deutsche Bank AG 12/20/30 USD 4,935 (47,534) (35,260) (12,274)
Bayerische Motoren Werke AG 1.00 Quarterly BNP Paribas SA 12/20/30 EUR 11,982 (359,156) (290,954) (68,202)
Bayerische Motoren Werke AG 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 16,070 (481,693) (389,573) (92,120)
BNP Paribas SA .......... 1.00 Quarterly Bank of America NA 12/20/30 EUR 25,470 (164,991) 13,894 (178,885)
Campbell's Co. (The) ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 7,325 (147,977) (132,453) (15,524)
Campbell's Co. (The) ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 36,624 (739,863) (643,820) (96,043)
CMA CGM SA ............ 5.00 Quarterly Deutsche Bank AG 12/20/30 EUR 2,095 (218,723) (260,527) 41,804
CMA CGM SA ............ 5.00 Quarterly Deutsche Bank AG 12/20/30 EUR 3,184 (332,417) (390,680) 58,263
CMA CGM SA ............ 5.00 Quarterly Deutsche Bank AG 12/20/30 EUR 2,651 (276,771) (322,163) 45,392
CMA CGM SA ............ 5.00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 6,016 (628,085) (740,608) 112,523
Commerzbank AG ......... 1.00 Quarterly BNP Paribas SA 12/20/30 EUR 7,660 334 50,301 (49,967)
Conagra Brands, Inc. ....... 1.00 Quarterly Bank of America NA 12/20/30 USD 6,794 (67,117) (73,278) 6,161
Conagra Brands, Inc. ....... 1.00 Quarterly Bank of America NA 12/20/30 USD 16,939 (167,338) (182,700) 15,362
Conagra Brands, Inc. ....... 1.00 Quarterly Bank of America NA 12/20/30 USD 6,794 (67,117) (73,278) 6,161
Conagra Brands, Inc. ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 17,864 (176,476) (199,939) 23,463
Conagra Brands, Inc. ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 3,595 (35,515) (35,302) (213)
Conagra Brands, Inc. ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 3,697 (36,522) (43,107) 6,585
Conagra Brands, Inc. ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 3,697 (36,520) (39,854) 3,334
Conagra Brands, Inc. ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 3,595 (35,515) (35,302) (213)
Conagra Brands, Inc. ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 9,242 (91,300) (103,673) 12,373
Conagra Brands, Inc. ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 6,776 (66,939) (69,531) 2,592
Conagra Brands, Inc. ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 10,167 (100,440) (90,908) (9,532)
Constellium SE ........... 5.00 Quarterly Bank of America NA 12/20/30 EUR 6,016 (966,922) (876,975) (89,947)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 29,450 241,003 503,454 (262,451)
DXC Technology Co. ....... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 4,175 (651,714) (607,317) (44,397)
Fibercop SpA ............ 1.00 Quarterly Goldman Sachs International 12/20/30 EUR 6,101 313,248 377,639 (64,391)
HSBC Holdings plc ........ 1.00 Quarterly Bank of America NA 12/20/30 EUR 10,600 (316,333) (292,463) (23,870)
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Bank of America NA 12/20/30 EUR 2,995 (407,325) (431,792) 24,467
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Citibank NA 12/20/30 EUR 2,996 (407,393) (393,584) (13,809)
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 2,996 (407,393) (407,048) (345)
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 6,103 (830,019) (843,098) 13,079
Lanxess AG ............. 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/30 EUR 3,820 149,294 145,501 3,793
Markit CDX North American High
Yield Index Series 45.V1 ... 5.00 Quarterly Goldman Sachs International 12/20/30 USD 57,004 (8,743,029) (8,280,456) (462,573)
Markit CDX North American
Investment Grade Index
Series 45.V1 ........... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 121,770 (1,656,531) (1,741,874) 85,343
Markit CDX North American
Investment Grade Index
Series 45.V1 ........... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 28,049 (381,572) (401,230) 19,658
Markit CDX North American
Investment Grade Index
Series 45.V1 ........... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 15,382 (209,253) (201,131) (8,122)
Markit CDX North American
Investment Grade Index
Series 45.V1 ........... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 153,814 (2,092,451) (2,011,231) (81,220)
Markit CDX North American
Investment Grade Index
Series 45.V1 ........... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 71,756 (976,154) (1,028,883) 52,729
Mediobanca Banca di Credito
Finanziario SpA ......... 1.00 Quarterly BNP Paribas SA 12/20/30 EUR 27,560 14,093 213,316 (199,223)
Mercedes-Benz Group AG .... 1.00 Quarterly Barclays Bank plc 12/20/30 EUR 11,982 (364,249) (287,623) (76,626)
Metsa Board Corp. ......... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 5,330 (997,594) (950,002) (47,592)
Nippon Steel Corp. ......... 1.00 Quarterly Barclays Bank plc 12/20/30 JPY 643,243 (78,019) (64,967) (13,052)

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Nippon Steel Corp. ......... 1.00 % Quarterly Barclays Bank plc 12/20/30 JPY 1,378,378 $ (167,184) $ (155,272) $ (11,912)
Nippon Steel Corp. ......... 1.00 Quarterly Barclays Bank plc 12/20/30 JPY 459,459 (55,728) (47,807) (7,921)
Nippon Steel Corp. ......... 1.00 Quarterly Barclays Bank plc 12/20/30 JPY 918,919 (111,456) (103,923) (7,533)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 12,530 (344,680) (312,807) (31,873)
Republic of Panama ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 2,075 22,222 40,961 (18,739)
SES SA ................ 1.00 Quarterly Deutsche Bank AG 12/20/30 EUR 899 48,615 41,754 6,861
SES SA ................ 1.00 Quarterly Deutsche Bank AG 12/20/30 EUR 539 29,148 24,765 4,383
SES SA ................ 1.00 Quarterly Deutsche Bank AG 12/20/30 EUR 1,349 72,950 60,300 12,650
Societe Generale SA ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 15,980 (267,228) (173,393) (93,835)
Southwest Airlines Co. ...... 1.00 Quarterly Deutsche Bank AG 12/20/30 USD 7,375 (12,834) 19,631 (32,465)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 12/20/30 USD 13,005 (22,632) 57,171 (79,803)
Stellantis NV ............. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 9,159 (1,795,681) (1,545,553) (250,128)
Stellantis NV ............. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 12,220 (2,395,810) (2,120,088) (275,722)
Stena AB ............... 5.00 Quarterly Bank of America NA 12/20/30 EUR 1,796 (220,433) (230,697) 10,264
Stena AB ............... 5.00 Quarterly Goldman Sachs International 12/20/30 EUR 1,197 (146,955) (151,266) 4,311
Stena AB ............... 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/30 EUR 4,129 (506,831) (548,299) 41,468
Sudzucker International Finance
BV ................. 1.00 Quarterly BNP Paribas SA 12/20/30 EUR 6,100 203,651 90,617 113,034
thyssenkrupp AG .......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/30 EUR 8,886 (85,666) (130,357) 44,691
United Group BV .......... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 2,931 (279,305) (186,952) (92,353)
United Group BV .......... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 2,996 (285,499) (191,098) (94,401)
Volkswagen International
Finance NV ........... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 5,991 (32,243) 38,295 (70,538)
Volvo Car AB ............ 5.00 Quarterly Goldman Sachs International 12/20/30 EUR 6,000 (1,066,377) (845,198) (221,179)
Volvo Car AB ............ 5.00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 6,103 (1,084,683) (884,713) (199,970)
Warnermedia Holdings, Inc. ... 1.00 Quarterly Bank of America NA 12/20/30 USD 2,625 164,883 117,419 47,464
Whirlpool Corp. ........... 1.00 Quarterly Bank of America NA 12/20/30 USD 5,870 392,234 347,326 44,908
Whirlpool Corp. ........... 1.00 Quarterly Deutsche Bank AG 12/20/30 USD 2,055 137,315 134,691 2,624
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 203 (17) 81,680 (81,697)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 237 (20) 79,380 (79,400)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD — — 147 (147)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 3,859 958,034 140,655 817,379
CMBX.NA.9.BBB- ......... 3.00 Monthly Goldman Sachs International 09/17/58 USD 1,154 286,427 98,152 188,275
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,326 329,312 79,040 250,272
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,126 279,541 67,094 212,447
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 19 (2) (8,718) 8,716
$ – $ – $ –
$ (40,630,355) $ (29,917,632) $ (10,712,723)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5.00 % Quarterly
Goldman Sachs
International 06/20/26 NR EUR 806 $ 8,491 $ (5,359) $ 13,850
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB+ EUR 310 8,047 4,708 3,339
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 BB+ EUR 410 10,644 8,394 2,250
SoftBank Group Corp. .. 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 NR JPY 3,140,120 (148,794) (107,154) (41,640)
SoftBank Group Corp. .. 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 NR JPY 2,559,880 (121,299) (87,354) (33,945)
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 CCC+ EUR 8,188 304,154 200,032 104,122
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 3,940 280,242 24,635 255,607
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 110 7,857 1,002 6,855
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/27 BB+ EUR 1,474 104,862 (14,274) 119,136

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMA CGM SA ........ 5.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 163 $ 11,578 $ 1,725 $ 9,853
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 2,104 149,652 67,414 82,238
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 612 43,541 6,672 36,869
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 575 40,928 6,272 34,656
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 4,295 305,485 306,286 (801)
PacifiCorp .......... 0.13 Monthly
JPMorgan Chase Bank
NA 09/29/27 BBB+ USD 49,883 (34,642) (4,374) (30,268)
ADLER Real Estate GmbH 5.00 Quarterly Bank of America NA 12/20/27 NR EUR 631 37,549 (48,195) 85,744
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 3,750 223,303 (266,172) 489,475
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 379 22,570 (26,903) 49,473
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 1,065 63,440 (75,619) 139,059
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 1,309 77,948 (92,912) 170,860
ADLER Real Estate GmbH 5.00 Quarterly Citibank NA 12/20/27 NR EUR 309 18,408 (22,588) 40,996
ADLER Real Estate GmbH 5.00 Quarterly Citibank NA 12/20/27 NR EUR 1,088 64,796 (79,506) 144,302
ADLER Real Estate GmbH 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 NR EUR 647 38,524 (49,127) 87,651
ADLER Real Estate GmbH 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 225 13,401 (17,031) 30,432
ADLER Real Estate GmbH 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 469 27,932 (35,496) 63,428
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 3,957 185,682 83,612 102,070
CMA CGM SA ........ 5.00 Quarterly BNP Paribas SA 12/20/27 BB+ EUR 285 25,915 (3,406) 29,321
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 BB+ EUR 3,100 281,888 (28,025) 309,913
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 BB+ EUR 958 87,112 92,242 (5,130)
Bellis Acquisition Co. plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 NR EUR 3,294 142,469 27,104 115,365
ZF Europe Finance BV .. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 BB- EUR 6,101 474,579 200,120 274,459
iTraxx Europe Crossover
Index Series 40.V3 .. 5.00 Quarterly BNP Paribas SA 12/20/28 BB- EUR 8,600 758,639 538,606 220,033
Ziggo Bond Co. BV .... 5.00 Quarterly Deutsche Bank AG 12/20/28 B- EUR 2,616 197,805 209,059 (11,254)
ADLER Real Estate GmbH 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 NR EUR 806 94,237 (13,335) 107,572
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 8,640 1,069,025 926,446 142,579
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 4,108 508,282 440,262 68,020
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 9,730 1,203,890 1,037,212 166,678
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 3,697 457,429 385,126 72,303
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 6,162 762,395 649,430 112,965
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 3,697 457,429 387,605 69,824
Ford Motor Co. ....... 5.00 Quarterly Deutsche Bank AG 06/20/29 BBB- USD 3,484 431,056 370,192 60,864
Ford Motor Co. ....... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 29,343 4,005,887 3,420,216 585,671
Ford Motor Co. ....... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 14,671 2,002,875 1,788,291 214,584
Ford Motor Co. ....... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 7,336 1,001,506 900,012 101,494
Ford Motor Co. ....... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 7,336 1,001,506 899,625 101,881
Ford Motor Co. ....... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 7,336 1,001,506 845,409 156,097
Ford Motor Co. ....... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 10,729 1,464,716 1,326,167 138,549
Hannover Rueck SE .... 1.00 Quarterly BNP Paribas SA 12/20/29 A EUR 4,874 86,012 24,021 61,991

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 42.V2 .. 5.00 % Quarterly BNP Paribas SA 12/20/29 BB- EUR 9,702 $ 1,580,090 $ 911,749 $ 668,341
iTraxx Europe Crossover
Index Series 42.V2 .. 5.00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 35,315 5,751,481 3,834,224 1,917,257
iTraxx Europe Crossover
Index Series 42.V3 .. 5.00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 22,791 1,751,176 1,778,931 (27,755)
iTraxx Europe Crossover
Index Series 42.V3 .. 5.00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 10,520 808,318 650,000 158,318
iTraxx Europe Main Index
Series 42.V1 ....... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 A- EUR 373,960 13,799,041 13,311,007 488,034
Muenchener
Rueckversicherungs-
Gesellschaft AG .... 1.00 Quarterly BNP Paribas SA 12/20/29 A+ EUR 4,874 88,955 24,948 64,007
Nissan Motor Co. Ltd. ... 1.00 Quarterly
Goldman Sachs
International 12/20/29 NR JPY 335,251 (144,066) (41,822) (102,244)
Pitney Bowes, Inc. ..... 1.00 Quarterly
Goldman Sachs
International 12/20/29 B+ USD 500 (8,782) (29,451) 20,669
Sirius XM Radio LLC ... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 1,975 251,073 202,941 48,132
Swedbank AB ........ 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 NR EUR 9,872 114,704 (23,353) 138,057
AXA SA ............ 1.00 Quarterly BNP Paribas SA 06/20/30 A+ EUR 11,361 361,045 210,389 150,656
Boeing Co. (The) ...... 1.00 Quarterly Bank of America NA 06/20/30 BBB- USD 32,205 542,378 — 542,378
Capital One Financial Corp. 1.00 Quarterly Barclays Bank plc 06/20/30 BBB USD 21,616 351,325 59,783 291,542
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 06/20/30 BB- USD 160 16,246 17,746 (1,500)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 06/20/30 BB- USD 2,100 213,226 247,033 (33,807)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 06/20/30 BB- USD 1,520 154,335 162,859 (8,524)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 06/20/30 BB- USD 1,975 200,534 292,592 (92,058)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 06/20/30 BB- USD 220 22,338 25,880 (3,542)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 06/20/30 BB- USD 1,520 154,335 165,105 (10,770)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 06/20/30 BB- USD 1,520 154,335 163,830 (9,495)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 06/20/30 BB- USD 1,500 152,304 166,372 (14,068)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 06/20/30 BB- USD 15,560 1,579,900 1,708,123 (128,223)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 06/20/30 BB- USD 1,570 159,411 172,349 (12,938)
CCO Holdings LLC .... 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/30 BB- USD 1,330 135,043 163,718 (28,675)
Sands China Ltd. ...... 1.00 Quarterly BNP Paribas SA 06/20/30 BBB- USD 8,333 (141,608) (213,556) 71,948
Sands China Ltd. ...... 1.00 Quarterly BNP Paribas SA 06/20/30 BBB- USD 4,000 (67,972) (152,258) 84,286
Sands China Ltd. ...... 1.00 Quarterly BNP Paribas SA 06/20/30 BBB- USD 11,667 (198,251) (298,901) 100,650
Sands China Ltd. ...... 1.00 Quarterly BNP Paribas SA 06/20/30 BBB- USD 7,500 (127,447) (179,687) 52,240
Vistra Operations Co. LLC 5.00 Quarterly Barclays Bank plc 06/20/30 NR USD 1,975 327,598 259,798 67,800
Vistra Operations Co. LLC 5.00 Quarterly Citibank NA 06/20/30 NR USD 1,335 221,440 157,819 63,621
Zegona Finance plc .... 5.00 Quarterly BNP Paribas SA 06/20/30 BB EUR 1,219 233,398 192,256 41,142
Zegona Finance plc .... 5.00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 1,189 227,685 148,943 78,742
Zegona Finance plc .... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB EUR 1,831 350,500 248,335 102,165
Amkor Technology, Inc. .. 5.00 Quarterly Bank of America NA 12/20/30 NR USD 2,095 379,162 366,876 12,286
Amkor Technology, Inc. .. 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB USD 1,975 357,444 348,978 8,466
Boeing Co. (The) ...... 1.00 Quarterly
Goldman Sachs
International 12/20/30 BBB- USD 9,895 159,329 147,110 12,219
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 2,960 295,480 362,643 (67,163)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 5,090 508,106 617,646 (109,540)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 1,330 132,766 173,310 (40,544)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 10,710 1,069,119 1,314,021 (244,902)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 5,350 534,060 666,232 (132,172)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 10,770 1,075,109 1,295,177 (220,068)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 5,390 538,053 645,805 (107,752)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 1,975 197,153 209,450 (12,297)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 10,770 1,075,109 1,305,361 (230,252)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 5,400 539,052 649,903 (110,851)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 2,680 267,529 329,437 (61,908)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CCO Holdings LLC .... 5.00 % Quarterly Bank of America NA 12/20/30 BB- USD 1,480 $ 147,740 $ 181,322 $ (33,582)
CCO Holdings LLC .... 5.00 Quarterly Barclays Bank plc 12/20/30 BB- USD 6,040 602,939 755,246 (152,307)
CCO Holdings LLC .... 5.00 Quarterly Citibank NA 12/20/30 BB- USD 4,050 404,289 484,712 (80,423)
CCO Holdings LLC .... 5.00 Quarterly
Goldman Sachs
International 12/20/30 BB- USD 13,380 1,335,650 1,601,344 (265,694)
CCO Holdings LLC .... 5.00 Quarterly
Goldman Sachs
International 12/20/30 BB- USD 31,510 3,145,466 3,721,825 (576,359)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- USD 4,150 414,271 488,874 (74,603)
CCO Holdings LLC .... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB- USD 4,940 493,132 602,884 (109,752)
CCO Holdings LLC .... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB- USD 8,890 887,439 1,047,251 (159,812)
CCO Holdings LLC .... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB- USD 1,780 177,687 222,924 (45,237)
Danske Bank A/S ...... 1.00 Quarterly BNP Paribas SA 12/20/30 BBB+ EUR 25,510 46,066 (59,078) 105,144
Eutelsat SA .......... 5.00 Quarterly Deutsche Bank AG 12/20/30 NR EUR 2,210 476,592 323,676 152,916
Eutelsat SA .......... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR EUR 5,918 1,276,231 795,856 480,375
Forvia SE ........... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB- EUR 1,900 259,366 242,886 16,480
iTraxx Europe Crossover
Index Series 44.V1 .. 5.00 Quarterly BNP Paribas SA 12/20/30 BB- EUR 52,710 12,414,314 11,816,650 597,664
iTraxx Europe Crossover
Index Series 44.V1 .. 5.00 Quarterly
Goldman Sachs
International 12/20/30 BB- EUR 22,791 3,738,357 3,513,233 225,124
MGM Resorts International 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 3,315 480,607 450,311 30,296
MGM Resorts International 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- USD 1,335 193,548 173,712 19,836
Muenchener
Rueckversicherungs-
Gesellschaft AG .... 1.00 Quarterly BNP Paribas SA 12/20/30 A+ EUR 28,370 362,400 257,812 104,588
Newell Brands, Inc. .... 1.00 Quarterly Barclays Bank plc 12/20/30 B+ USD 1,975 (257,012) (255,163) (1,849)
Newell Brands, Inc. .... 1.00 Quarterly Barclays Bank plc 12/20/30 B+ USD 1,480 (192,596) (188,969) (3,627)
Nissan Motor Co. Ltd. ... 1.00 Quarterly Barclays Bank plc 12/20/30 NR JPY 1,250,000 (748,811) (910,626) 161,815
Oracle Corp. ......... 1.00 Quarterly Bank of America NA 12/20/30 BBB USD 2,665 (51,245) (40,854) (10,391)
Oracle Corp. ......... 1.00 Quarterly Bank of America NA 12/20/30 BBB USD 2,960 (56,917) (45,376) (11,541)
Oracle Corp. ......... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BBB USD 3,455 (66,436) (13,724) (52,712)
Oracle Corp. ......... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BBB USD 6,910 (132,871) (15,270) (117,601)
Oracle Corp. ......... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BBB USD 22,180 (426,495) (107,840) (318,655)
Pitney Bowes, Inc. ..... 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 B+ USD 3,225 (120,180) (141,523) 21,343
Pitney Bowes, Inc. ..... 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 B+ USD 1,480 (55,152) (62,765) 7,613
Sirius XM Radio LLC ... 5.00 Quarterly Bank of America NA 12/20/30 BB+ USD 1,335 183,256 171,798 11,458
Sirius XM Radio LLC ... 5.00 Quarterly Bank of America NA 12/20/30 BB+ USD 5,430 745,380 685,844 59,536
Swedbank AB ........ 1.00 Quarterly BNP Paribas SA 12/20/30 NR EUR 27,530 76,430 (17,269) 93,699
Swiss Re America Holding
Corp. ............ 1.00 Quarterly BNP Paribas SA 12/20/30 AA- EUR 37,070 333,949 273,039 60,910
Tenet Healthcare Corp. .. 5.00 Quarterly Bank of America NA 12/20/30 B USD 1,485 274,496 272,959 1,537
Tenet Healthcare Corp. .. 5.00 Quarterly
Goldman Sachs
International 12/20/30 B USD 1,480 273,572 249,463 24,109
Tenet Healthcare Corp. .. 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 B USD 4,295 793,913 700,559 93,354
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1.00 Quarterly Bank of America NA 12/20/30 BB+ USD 2,290 32,810 254 32,556
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1.00 Quarterly Bank of America NA 12/20/30 BB+ USD 11,670 177,924 1,293 176,631

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1.00 % Quarterly Bank of America NA 12/20/30 BB+ USD 12,826 $ 195,548 $ 1,421 $ 194,127
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1.00 Quarterly
Goldman Sachs
International 12/20/30 BB+ USD 4,060 61,900 450 61,450
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB+ USD 2,800 42,689 310 42,379
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB+ USD 2,960 45,129 331 44,798
Vistra Operations Co. LLC 5.00 Quarterly Bank of America NA 12/20/30 NR USD 1,975 351,080 345,061 6,019
Vistra Operations Co. LLC 5.00 Quarterly Bank of America NA 12/20/30 NR USD 1,335 237,312 233,244 4,068
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 5,285 939,473 944,664 (5,191)
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 1,335 237,312 242,652 (5,340)
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 1,250 222,203 227,202 (4,999)
Warnermedia Holdings, Inc. 1.00 Quarterly Bank of America NA 12/20/30 BB USD 1,025 (64,383) (68,256) 3,873
Warnermedia Holdings, Inc. 1.00 Quarterly Bank of America NA 12/20/30 BB USD 1,540 (96,731) (96,714) (17)
Warnermedia Holdings, Inc. 1.00 Quarterly Bank of America NA 12/20/30 BB USD 1,330 (83,541) (48,791) (34,750)
Warnermedia Holdings, Inc. 1.00 Quarterly Bank of America NA 12/20/30 BB USD 2,660 (167,081) (96,506) (70,575)
Warnermedia Holdings, Inc. 1.00 Quarterly Bank of America NA 12/20/30 BB USD 1,335 (83,855) (43,466) (40,389)
Worldline SA ......... 5.00 Quarterly Deutsche Bank AG 12/20/30 BB EUR 2,624 (531,421) (648,020) 116,599
Worldline SA ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB EUR 2,676 (542,050) (694,739) 152,689
WPP 2005 Ltd. ....... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BBB EUR 12,530 (94,647) (99,459) 4,812
CMBX.NA.9.BBB- ..... 3.00 Monthly
Citigroup Global Markets,
Inc. 09/17/58 BBB- USD 1,251 (310,505) (3,277) (307,228)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 613 (152,184) (72,760) (79,424)
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 1,326 (329,312) — (329,312)
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 1,078 (267,541) (264,395) (3,146)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 1,296 (321,640) (372,529) 50,889
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 1,902 (472,132) 2,159 (474,291)
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 270 (59,235) — (59,235)
$ 81,798,513 $ 73,636,570 $ 8,161,943
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.07% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 8,620,728 $ 46,316 $ — $ 46,316
8.61% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 4,297,403 17,408 — 17,408
8.64% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 2,151,587 8,584 — 8,584
8.69% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 2,149,777 8,287 — 8,287
8.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc N/A 09/17/26 COP 4,298,962 16,152 — 16,152

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc N/A 09/25/26 COP 10,981,700 $ 63,166 $ — $ 63,166
1-day
BZDIOVER At Termination 10.06% At Termination
JPMorgan Chase Bank
NA N/A 01/04/27 BRL 268,512 (5,397,295) — (5,397,295)
1-day
BZDIOVER At Termination 14.11% At Termination
Goldman Sachs
International N/A 01/04/27 BRL 146,055 (45,706) — (45,706)
10.97% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc N/A 01/04/27 BRL 390,651 4,527,050 — 4,527,050
11.57% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA N/A 01/04/27 BRL 171,472 1,473,627 — 1,473,627
15.41% At Termination
1-day
BZDIOVER At Termination Citibank NA N/A 01/04/27 BRL 190,642 (1,009,975) — (1,009,975)
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA N/A 01/04/27 BRL 276,479 (5,671,304) — (5,671,304)
1-day
BZDIOVER At Termination 10.03% At Termination
Morgan Stanley & Co.
International plc N/A 01/04/27 BRL 268,801 (5,467,701) — (5,467,701)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA N/A 01/04/27 BRL 241,046 (4,967,053) — (4,967,053)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 1,830 (36,646) — (36,646)
1-day
BZDIOVER At Termination 10.32% At Termination Bank of America NA N/A 01/04/27 BRL 4,687 (70,573) — (70,573)
1-day
BZDIOVER At Termination 12.84% At Termination Citibank NA N/A 01/04/27 BRL 7,029 (27,448) — (27,448)
1-day
BZDIOVER At Termination 13.09% At Termination Bank of America NA N/A 01/04/27 BRL 78,857 (242,804) — (242,804)
1-day
BZDIOVER At Termination 14.55% At Termination Bank of America NA N/A 01/04/27 BRL 142,841 167,103 — 167,103
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA N/A 01/04/27 BRL 327,727 (6,125,347) — (6,125,347)
1-day
BZDIOVER At Termination 9.99% At Termination Citibank NA N/A 01/04/27 BRL 269,132 (5,548,287) — (5,548,287)
4.44% At Termination 1-day CLICP At Termination
JPMorgan Chase Bank
NA 12/16/26
(a)
12/16/27 CLP 2,364,510 1,984 — 1,984
1-day IBR Quarterly 9.31% Quarterly
Goldman Sachs
International N/A 12/17/27 COP 72,082,094 (527,821) — (527,821)
1-day IBR Quarterly 9.31% Quarterly
Goldman Sachs
International N/A 12/17/27 COP 66,035,580 (483,546) — (483,546)
1-day IBR Quarterly 9.37% Quarterly
Goldman Sachs
International N/A 12/17/27 COP 65,551,964 (461,406) — (461,406)
1-day IBR Quarterly 9.37% Quarterly
Goldman Sachs
International N/A 12/17/27 COP 71,554,276 (503,655) — (503,655)
1-day IBR Quarterly 9.54% Quarterly
Morgan Stanley & Co.
International plc N/A 12/17/27 COP 142,061,707 (885,742) — (885,742)
1-day IBR Quarterly 9.54% Quarterly
Morgan Stanley & Co.
International plc N/A 12/17/27 COP 130,144,863 (811,441) — (811,441)
4.44% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 12/17/27 CLP 66,119,080 (12,698) — (12,698)
4.44% Semi-Annual 1-day CLICP Semi-Annual Bank of America NA N/A 12/17/27 CLP 66,248,741 (12,723) — (12,723)
1-day
BZDIOVER At Termination 12.44% At Termination
JPMorgan Chase Bank
NA N/A 01/02/29 BRL 553,536 (3,803,014) — (3,803,014)
1-day
BZDIOVER At Termination 12.95% At Termination Bank of America NA N/A 01/02/29 BRL 164,597 (428,427) — (428,427)
1-day
BZDIOVER At Termination 13.00% At Termination Bank of America NA N/A 01/02/29 BRL 191,556 (433,558) — (433,558)
1-day
BZDIOVER At Termination 13.00% At Termination Barclays Bank plc N/A 01/02/29 BRL 294,701 (667,012) — (667,012)
1-day
BZDIOVER At Termination 13.12% At Termination Bank of America NA N/A 01/02/29 BRL 769,382 (1,194,141) — (1,194,141)
1-day
BZDIOVER At Termination 13.31% At Termination Barclays Bank plc N/A 01/02/29 BRL 17,818 (6,700) — (6,700)

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.33% At Termination Barclays Bank plc N/A 01/02/29 BRL 28,425 $ (16,148) $ — $ (16,148)
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc N/A 01/02/29 BRL 17,833 1,374 — 1,374
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc N/A 01/02/29 BRL 97,836 (23,367) — (23,367)
1-day
BZDIOVER At Termination 13.35% At Termination Bank of America NA N/A 01/02/29 BRL 102,804 (21,312) — (21,312)
1-day
BZDIOVER At Termination 13.42% At Termination Bank of America NA N/A 01/02/29 BRL 35,618 9,476 — 9,476
1-day
BZDIOVER At Termination 13.15% At Termination
Goldman Sachs
International N/A 01/02/29 BRL 108,452 (172,313) — (172,313)
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc N/A 01/02/29 BRL 36,210 181,430 — 181,430
9.36% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 12/17/29 COP 40,018,787 491,484 — 491,484
9.36% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 12/17/29 COP 36,628,133 449,842 — 449,842
9.42% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 12/17/29 COP 39,901,441 469,693 — 469,693
9.42% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 12/17/29 COP 36,520,710 429,898 — 429,898
9.54% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc N/A 12/17/29 COP 78,250,033 841,294 — 841,294
9.54% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc N/A 12/17/29 COP 71,620,122 770,014 — 770,014
1-day
BZDIOVER At Termination 13.04% At Termination Barclays Bank plc N/A 01/02/31 BRL 134,002 (504,045) — (504,045)
1-day CLICP Semi-Annual 5.64% Semi-Annual
JPMorgan Chase Bank
NA 12/18/30
(a)
12/18/35 CLP 655,350 (870) — (870)
$ (35,605,896) $ — $ (35,605,896)
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR plus 0.06% At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination Bank of America NA 03/20/26 USD 1,710 $ 333,000 $ — $ 333,000
1-day SOFR plus 0.10% At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 1,176 228,036 — 228,036
1-day SOFR plus 0.20% Quarterly
iShares iBoxx $
Investment Grade
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 1,392 (110,156) — (110,156)
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
1-day SOFR minus
0.40%
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 27 (5,477) — (5,477)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
1-day SOFR minus
0.45%
At
Termination Citibank NA 03/20/26 USD 931 $ (190,917) $ — $ (190,917)
iShares iBoxx $
Investment Grade
Corporate Bond ETF Quarterly
1-day SOFR minus
0.30%
At
Termination
Goldman Sachs
International 03/20/26 USD 1,549 51,448 — 51,448
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.30%
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 800 26,565 — 26,565
0.00% ........... Quarterly
DB Variable
Notional Long-
Short Cross-
Currency Carry
Index v8 Quarterly Deutsche Bank AG 12/11/26 USD 5,177 30,265 — 30,265
0.00% ........... Quarterly
BNP Paribas
AIR Intraday US
Ultimate 1 bd ER
Index Quarterly BNP Paribas SA 12/18/26 USD 1,001 244 — 244
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/18/26 USD 2,855 10,613 — 10,613
0.00% ........... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/18/26 USD 3,190 (23,298) — (23,298)
1-day SOFR ....... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/18/26 USD 3,564 7,464 — 7,464
1-day SOFR ....... Quarterly
Goldman Sachs TY
Weekly Volatility
Carry Index Quarterly
Goldman Sachs
International 12/18/26 USD 4,862 (26,239) — (26,239)
$ 331,548 $ — $ 331,548
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
3i Group plc ............... Barclays Bank plc USD 1,104,933 03/26/27 0.25% 1D SONIA Monthly $ 4,443
Accenture plc .............. Merrill Lynch International & Co. 1,380,331 02/15/28 0.20% 1D OBFR01 Monthly (12,001)
Ackermans & van Haaren NV ... Citibank NA 2,909,839 02/26/26 0.26% 1D ESTR Monthly (4,587)
Admiral Group plc ........... JPMorgan Chase Bank NA 931,964 02/11/26 0.25% 1D SONIA Monthly 30,538
Adobe, Inc. ................ Merrill Lynch International & Co. 2,317,589 02/15/28 0.20% 1D OBFR01 Monthly (7,655)
Aegon Ltd. ................ Merrill Lynch International & Co. 1,205,996 02/15/28 0.26% 1D ESTR Monthly 16,439
Aena SME SA .............. Merrill Lynch International & Co. 2,760,129 02/15/28 0.26% 1D ESTR Monthly (5,160)
Airbnb, Inc. ................ Barclays Bank plc 2,300,760 01/23/26 0.20% 1D OBFR01 Monthly (20,664)
Airtac International Group ...... JPMorgan Chase Bank NA 850,596 02/10/26 0.35% 1D OBFR01 Monthly 4,096
Akamai Technologies, Inc. ...... Barclays Bank plc 1,063,298 01/23/26 0.20% 1D OBFR01 Monthly (33,748)
Albemarle Corp. ............ Citibank NA 843,204 02/24/28 0.20% 1D OBFR01 Monthly (22,852)
Alfresa Holdings Corp. ........ Merrill Lynch International & Co. 625,616 03/15/28 0.25% 1D P TONA Monthly (3,611)
Alibaba Group Holding Ltd. ..... JPMorgan Chase Bank NA 4,592,547 02/10/26 0.30% HONIA Monthly (314,443)
Align Technology, Inc. ......... Merrill Lynch International & Co. 1,035,683 02/15/28 0.20% 1D OBFR01 Monthly (20,708)
Alps Alpine Co. Ltd. .......... Citibank NA 2,432,731 02/26/26 0.15% 1D P TONA Monthly 30,808
Altria Group, Inc. ............ Barclays Bank plc 3,024,276 01/23/26 0.20% 1D OBFR01 Monthly (49,020)
Amazon.com, Inc. ........... Citibank NA 1,279,208 02/24/28 0.20% 1D OBFR01 Monthly 13,384
AMC Networks, Inc. .......... Barclays Bank plc 1,733,371 01/23/26 0.20% 1D OBFR01 Monthly (19,800)

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
AMC Networks, Inc. .......... JPMorgan Chase Bank NA USD 3,904,821 02/09/26 0.20% 1D OBFR01 Monthly $ 75,253
America Movil SAB de CV ...... Merrill Lynch International & Co. 809,931 02/15/28 0.50% TIIEFONDEO Monthly 4,792
ANTA Sports Products Ltd. ..... JPMorgan Chase Bank NA 1,595,231 02/10/26 0.15% HONIA Monthly (8,468)
Asahi Intecc Co. Ltd. ......... Barclays Bank plc 1,306,898 01/14/27 0.00% 1D P TONA Monthly (7,836)
Astellas Pharma, Inc. ......... Barclays Bank plc 1,139,522 01/14/27 0.24% 1D P TONA Monthly (227)
Atlas Arteria Ltd. ............ JPMorgan Chase Bank NA 1,979,756 02/10/26 0.25% 1D AONIA Monthly (2,543)
Atlas Copco AB ............. JPMorgan Chase Bank NA 2,401,131 02/11/26 0.25% TN STIBOR Monthly (67,213)
Auto Trader Group plc ........ Citibank NA 1,540,924 02/26/26 0.25% 1D SONIA Monthly (27,745)
Automatic Data Processing, Inc. .. Barclays Bank plc 2,909,088 01/23/26 0.20% 1D OBFR01 Monthly (28,112)
Baidu, Inc. ................ JPMorgan Chase Bank NA 3,898,550 02/10/26 0.30% HONIA Monthly 68,037
Baidu, Inc. ................ Merrill Lynch International & Co. 119 02/15/28 0.20% 1D OBFR01 Monthly 12
Banco Bradesco SA (Preference) . Merrill Lynch International & Co. 2,715,164 02/15/28 0.40% 1D OBFR01 Monthly (165,783)
Barrick Mining Corp. .......... Citibank NA 1,357,031 02/24/28 0.20% 1D CORRA Monthly (63,262)
BB Seguridade Participacoes SA . JPMorgan Chase Bank NA 1,093,198 02/10/26 0.40% 1D OBFR01 Monthly 22,126
Best Buy Co., Inc. ........... Barclays Bank plc 2,509,760 01/23/26 0.20% 1D OBFR01 Monthly (153,824)
Bilibili, Inc. ................ JPMorgan Chase Bank NA 2,173,992 02/10/26 0.15% HONIA Monthly (68,198)
Booking Holdings, Inc. ........ Barclays Bank plc 3,244,194 01/23/26 0.20% 1D OBFR01 Monthly (30,996)
Bridgestone Corp. ........... Citibank NA 2,750,644 02/26/26 0.25% 1D P TONA Monthly (50,730)
British Land Co. plc (The) ...... Citibank NA 3,358,550 02/26/26 0.25% 1D SONIA Monthly 99,697
Bunzl plc ................. Citibank NA 824,308 02/26/26 0.25% 1D SONIA Monthly (3,343)
BYD Co. Ltd. ............... Merrill Lynch International & Co. 296,027 02/15/28 0.30% HONIA Monthly (2,729)
Canadian National Railway Co. .. Citibank NA 2,372,149 02/24/28 0.20% 1D CORRA Monthly 11,425
Capgemini SE .............. Citibank NA 1,392,080 02/26/26 0.26% 1D ESTR Monthly (30,484)
Carvana Co. ............... Citibank NA 953,898 02/24/28 0.20% 1D OBFR01 Monthly (25,454)
CGI, Inc. ................. JPMorgan Chase Bank NA 1,675,919 02/09/26 0.20% COBRO Monthly 14,419
Charter Communications, Inc. ... Barclays Bank plc 1,503,946 01/23/26 0.20% 1D OBFR01 Monthly 19,929
China Galaxy Securities Co. Ltd. . Merrill Lynch International & Co. 1,060,489 02/15/28 0.00% HONIA Monthly (40,153)
China Overseas Land & Investment
Ltd. ................... JPMorgan Chase Bank NA 1,646,359 02/10/26 0.30% HONIA Monthly (87,634)
China Overseas Land & Investment
Ltd. ................... Merrill Lynch International & Co. 738,809 02/15/28 0.15% HONIA Monthly (12,351)
China Resources Land Ltd. ..... Merrill Lynch International & Co. 224,380 02/15/28 0.30% HONIA Monthly (5,736)
Church & Dwight Co., Inc. ...... Barclays Bank plc 1,263,600 01/23/26 0.20% 1D OBFR01 Monthly (5,850)
Cirsa Enterprises SA ......... JPMorgan Chase Bank NA 2,043,072 02/11/26 0.26% 1D ESTR Monthly 242,102
CITIC Ltd. ................. Merrill Lynch International & Co. 1,873,087 02/15/28 0.30% HONIA Monthly (22,131)
Coca-Cola Bottlers Japan Holdings,
Inc. ................... Citibank NA 2,014,718 02/26/26 0.25% 1D P TONA Monthly 21,962
Coca-Cola Co. (The) ......... Citibank NA 2,436,287 02/24/28 0.20% 1D OBFR01 Monthly (10,410)
Coloplast A/S .............. JPMorgan Chase Bank NA 1,960,656 02/11/26 0.26% DESTR Monthly (48,760)
Comstock Resources, Inc. ...... JPMorgan Chase Bank NA 2,175,667 02/09/26 0.20% 1D OBFR01 Monthly 8,074
Constellation Software, Inc. ..... JPMorgan Chase Bank NA 2,674,118 02/09/26 0.20% COBRO Monthly (28,284)
Convatec Group plc .......... Citibank NA 2,313,425 02/26/26 0.25% 1D SONIA Monthly 4,011
Cosmo Energy Holdings Co. Ltd. . Merrill Lynch International & Co. 2,985,310 03/15/28 0.25% 1D P TONA Monthly (43,319)
Costco Wholesale Corp. ....... JPMorgan Chase Bank NA 2,728,083 02/09/26 0.20% 1D OBFR01 Monthly (54,829)
Daiwa Securities Group, Inc. .... Citibank NA 2,787,584 02/26/26 0.15% 1D P TONA Monthly 22,089
Danske Bank A/S ............ JPMorgan Chase Bank NA 1,536,235 02/11/26 0.26% DESTR Monthly 71,714
Dassault Systemes SE ........ Merrill Lynch International & Co. 1,233,817 02/15/28 0.26% 1D ESTR Monthly 9,435
DaVita, Inc. ................ Merrill Lynch International & Co. 936,390 02/15/28 0.20% 1D OBFR01 Monthly (50,232)
Deckers Outdoor Corp. ........ Barclays Bank plc 774,516 01/23/26 0.20% 1D OBFR01 Monthly 13,376
Delta Air Lines, Inc. .......... Barclays Bank plc 1,606,938 01/23/26 0.20% 1D OBFR01 Monthly (59,318)
Deutsche Telekom AG (Registered) Citibank NA 2,199,251 02/26/26 0.26% 1D ESTR Monthly 23,986
Devon Energy Corp. .......... Barclays Bank plc 3,067,406 01/23/26 0.20% 1D OBFR01 Monthly 16,840
Diploma plc ................ Merrill Lynch International & Co. 2,165,147 02/15/28 0.25% 1D SONIA Monthly (44,933)
Disco Corp. ................ Merrill Lynch International & Co. 30,475 03/15/28 0.25% 1D P TONA Monthly (9)
Dollar General Corp. ......... Merrill Lynch International & Co. 1,169,784 02/15/28 0.20% 1D OBFR01 Monthly (1,408)
Eagle Bancorp, Inc. .......... JPMorgan Chase Bank NA 1,359,507 02/09/26 0.20% 1D OBFR01 Monthly 44,574
Eaton Corp. plc ............. Barclays Bank plc 2,114,574 01/23/26 0.20% 1D OBFR01 Monthly (12,408)
Elisa OYJ ................. Merrill Lynch International & Co. 1,031,709 02/15/28 0.26% 1D ESTR Monthly 5,280
Endeavour Mining plc ......... Merrill Lynch International & Co. 709,351 02/15/28 0.25% 1D SONIA Monthly 53,462
ENEOS Holdings, Inc. ........ JPMorgan Chase Bank NA 3,275,413 02/10/26 0.25% 1D P TONA Monthly 68,989
Engie SA ................. Barclays Bank plc 939,740 03/15/27 0.26% 1D ESTR Monthly 11,211
EOG Resources, Inc. ......... Citibank NA 1,644,378 02/24/28 0.20% 1D OBFR01 Monthly 25,281
EQT Corp. ................ JPMorgan Chase Bank NA 2,236,035 02/09/26 0.20% 1D OBFR01 Monthly (118,460)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Estee Lauder Cos., Inc. (The) ... Merrill Lynch International & Co. USD 1,226,085 02/15/28 0.20% 1D OBFR01 Monthly $ 20,083
Eurazeo SE ............... Barclays Bank plc 1,499,740 03/15/27 0.26% 1D ESTR Monthly (4,696)
EXEO Group, Inc. ........... Merrill Lynch International & Co. 1,792,299 03/15/28 0.25% 1D P TONA Monthly 85,508
EXOR NV ................. Barclays Bank plc 2,429,968 03/15/27 0.26% 1D ESTR Monthly (9,058)
Experian plc ............... Barclays Bank plc 1,133,746 03/26/27 0.25% 1D SONIA Monthly (11,090)
FactSet Research Systems, Inc. .. JPMorgan Chase Bank NA 2,103,843 02/09/26 0.20% 1D OBFR01 Monthly 14,544
Far EasTone Telecommunications
Co. Ltd. ................ Merrill Lynch International & Co. 1,269,187 02/15/28 0.40% 1D OBFR01 Monthly 8,489
Federal Realty Investment Trust .. Barclays Bank plc 1,514,883 01/23/26 0.20% 1D OBFR01 Monthly (12,963)
Ferrari NV ................ Citibank NA 939,869 02/26/26 0.05% 1D ESTR Monthly (10,833)
Fifth Third Bancorp .......... Barclays Bank plc 1,301,940 01/23/26 0.20% 1D OBFR01 Monthly (38,070)
FinecoBank Banca Fineco SpA .. Merrill Lynch International & Co. 813,433 02/15/28 0.26% 1D ESTR Monthly 36,400
First Quantum Minerals Ltd. ..... Merrill Lynch International & Co. 856,906 02/15/28 0.20% CABROVER Monthly 17,146
FirstRand Ltd. .............. JPMorgan Chase Bank NA 1,787,347 02/11/26 0.40% 1D RAONON Monthly 105,991
Flagstar Bank NA ............ JPMorgan Chase Bank NA 10,340,991 02/09/26 0.20% 1D OBFR01 Monthly (232,833)
Flughafen Zurich AG (Registered) . Barclays Bank plc 1,679,465 04/02/27 0.26% SSARON Monthly (1,675)
Fomento Economico Mexicano SAB
de CV ................. JPMorgan Chase Bank NA 1,434,800 02/10/26 0.50% TIIEFONDEO Monthly (14,863)
Ford Motor Co. ............. Merrill Lynch International & Co. 3,619,235 02/15/28 0.20% 1D OBFR01 Monthly (135,875)
Fortescue Ltd. .............. JPMorgan Chase Bank NA 1,041,673 02/10/26 0.25% 1D AONIA Monthly (7,863)
Fortinet, Inc. ............... Barclays Bank plc 1,242,448 01/23/26 0.20% 1D OBFR01 Monthly (35,416)
Fortis, Inc. ................ Citibank NA 3,226,627 02/24/28 0.20% 1D CORRA Monthly 43,596
Freeport-McMoRan, Inc. ....... Barclays Bank plc 1,564,776 01/23/26 0.20% 1D OBFR01 Monthly 4,635
Fresenius Medical Care AG ..... Barclays Bank plc 714,441 03/15/27 0.26% 1D ESTR Monthly (2,734)
Fresnillo plc ............... Merrill Lynch International & Co. 935,873 02/15/28 0.25% 1D SONIA Monthly 94,167
Garmin Ltd. ................ Barclays Bank plc 1,831,620 01/23/26 0.20% 1D OBFR01 Monthly (26,255)
Gecina SA ................ Merrill Lynch International & Co. 1,539,606 02/15/28 0.26% 1D ESTR Monthly 27,442
Geely Automobile Holdings Ltd. .. Merrill Lynch International & Co. 1,893,938 02/15/28 0.30% HONIA Monthly 92,823
Genius Electronic Optical Co. Ltd. Merrill Lynch International & Co. 1,143,504 02/15/28 0.40% 1D OBFR01 Monthly 68,908
Gildan Activewear, Inc. ........ Barclays Bank plc 1,851,347 08/25/26 0.20% CABROVER Monthly (26,227)
Gunma Bank Ltd. (The) ....... Merrill Lynch International & Co. 742,601 03/15/28 0.15% 1D P TONA Monthly (18,914)
Haleon plc ................ Barclays Bank plc 1,415,622 03/26/27 0.25% 1D SONIA Monthly 14,485
Harmonic Drive Systems, Inc. ... Merrill Lynch International & Co. 2,799,893 03/15/28 0.00% 1D P TONA Monthly (76,515)
Harmony Gold Mining Co. Ltd. ... Merrill Lynch International & Co. 874,932 02/15/28 0.85% 1M JIBAR Monthly (20,286)
Haseko Corp. .............. Citibank NA 2,310,745 02/26/26 0.25% 1D P TONA Monthly 15,799
Henderson Land Development Co.
Ltd. ................... JPMorgan Chase Bank NA 1,347,019 02/10/26 0.30% HONIA Monthly (28,871)
Hermes International SCA ...... Barclays Bank plc 1,227,196 03/15/27 0.26% 1D ESTR Monthly 14,229
Hesai Group ............... Citibank NA 1,530,295 02/25/26 0.30% HONIA Monthly (9,421)
Hikma Pharmaceuticals plc ..... Merrill Lynch International & Co. 1,880,314 02/15/28 0.25% 1D SONIA Monthly 45,943
Hino Motors Ltd. ............ Barclays Bank plc 944,913 01/14/27 0.15% 1D P TONA Monthly (19,831)
Hitachi Construction Machinery Co.
Ltd. ................... JPMorgan Chase Bank NA 1,786,114 02/10/26 0.25% 1D P TONA Monthly 11,117
Holcim AG ................ Citibank NA 1,685,173 02/26/26 0.10% SSARON Monthly (1,013)
Honeywell International, Inc. .... Barclays Bank plc 3,135,360 01/23/26 0.20% 1D OBFR01 Monthly (13,920)
Hong Kong Exchanges & Clearing
Ltd. ................... Merrill Lynch International & Co. 477,334 02/15/28 0.30% HONIA Monthly 4,022
Hoshizaki Corp. ............. JPMorgan Chase Bank NA 1,312,872 02/10/26 0.25% 1D P TONA Monthly 19,489
Huntington Bancshares, Inc. .... Barclays Bank plc 2,666,496 01/23/26 0.20% 1D OBFR01 Monthly (84,816)
Hydro One Ltd. ............. Barclays Bank plc 1,266,896 08/25/26 0.20% CABROVER Monthly 22,919
Hyundai Motor Co. ........... Merrill Lynch International & Co. 566,666 02/15/28 0.40% 1D OBFR01 Monthly 19,817
ICG plc .................. JPMorgan Chase Bank NA 999,705 02/11/26 0.25% 1D SONIA Monthly (12,477)
Idemitsu Kosan Co. Ltd. ....... Merrill Lynch International & Co. 2,031,689 03/15/28 0.00% 1D P TONA Monthly (316)
Illinois Tool Works, Inc. ........ Citibank NA 3,295,567 02/24/28 0.20% 1D OBFR01 Monthly (69,037)
INFRONEER Holdings, Inc. ..... Barclays Bank plc 1,277,295 01/14/27 0.00% 1D P TONA Monthly 39,951
Inpex Corp. ................ Citibank NA 1,162,490 02/26/26 0.25% 1D P TONA Monthly (22,459)
Intertek Group plc ........... Citibank NA 1,467,949 02/26/26 0.25% 1D SONIA Monthly (16,761)
Intuitive Surgical, Inc. ......... Merrill Lynch International & Co. 986,547 02/15/28 0.20% 1D OBFR01 Monthly (23,735)
Isetan Mitsukoshi Holdings Ltd. .. Citibank NA 912,389 02/26/26 0.15% 1D P TONA Monthly (17,643)
Italgas SpA ................ Barclays Bank plc 2,017,533 03/15/27 0.26% 1D ESTR Monthly 49,229
J Sainsbury plc ............. Citibank NA 1,754,159 02/26/26 0.25% 1D SONIA Monthly 15,261
Jabil, Inc. ................. Merrill Lynch International & Co. 1,020,021 02/15/28 0.20% 1D OBFR01 Monthly 28,871
Japan Exchange Group, Inc. .... Merrill Lynch International & Co. 1,181,812 03/15/28 0.00% 1D P TONA Monthly (76,031)

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Japan Post Insurance Co. Ltd. ... Merrill Lynch International & Co. USD 1,300,622 03/15/28 0.25% 1D P TONA Monthly $ (4,452)
JB Hi-Fi Ltd. ............... JPMorgan Chase Bank NA 979,495 02/10/26 0.25% 1D AONIA Monthly 12,694
JD.com, Inc. ............... JPMorgan Chase Bank NA 5,162,607 02/10/26 0.30% HONIA Monthly (167,978)
Kakaku.com, Inc. ............ JPMorgan Chase Bank NA 1,026,374 02/10/26 0.25% 1D P TONA Monthly 9,972
Kamigumi Co. Ltd. ........... JPMorgan Chase Bank NA 1,450,707 02/10/26 0.25% 1D P TONA Monthly 4,484
KBC Group NV ............. Merrill Lynch International & Co. 1,416,184 02/15/28 0.26% 1D ESTR Monthly 3,389
Keurig Dr Pepper, Inc. ........ Citibank NA 1,767,824 02/24/28 0.20% 1D OBFR01 Monthly (14,398)
KeyCorp .................. Citibank NA 1,908,900 02/24/28 0.20% 1D OBFR01 Monthly (51,300)
Kinross Gold Corp. ........... Barclays Bank plc 2,089,404 08/25/26 0.20% CABROVER Monthly (89,579)
Komatsu Ltd. .............. Merrill Lynch International & Co. 2,159,247 03/15/28 0.25% 1D P TONA Monthly (17,306)
KT&G Corp. ............... JPMorgan Chase Bank NA 1,038,093 02/10/26 0.35% 1D OBFR01 Monthly 27,250
Kuaishou Technology ......... JPMorgan Chase Bank NA 2,364,274 02/10/26 1.00% HONIA Monthly (135,650)
Kuaishou Technology ......... Merrill Lynch International & Co. 828 02/15/28 0.15% HONIA Monthly (1)
Kyushu Financial Group, Inc. .... Citibank NA 1,451,011 02/26/26 0.22% 1D P TONA Monthly 1,183
Las Vegas Sands Corp. ....... Barclays Bank plc 1,050,487 01/23/26 0.20% 1D OBFR01 Monthly (28,574)
LEG Immobilien SE .......... Barclays Bank plc 728,802 03/15/27 0.26% 1D ESTR Monthly 15,144
Legrand SA ............... Citibank NA 2,796,500 02/26/26 0.26% 1D ESTR Monthly (16,506)
Lendlease Corp. Ltd. ......... JPMorgan Chase Bank NA 1,247,943 02/10/26 0.25% 1D AONIA Monthly 11,849
Lionsgate Studios Corp. ....... JPMorgan Chase Bank NA 845,066 02/09/26 0.20% 1D OBFR01 Monthly 142,152
Lockheed Martin Corp. ........ Merrill Lynch International & Co. 2,518,416 02/15/28 0.20% 1D OBFR01 Monthly (3,332)
Lojas Renner SA ............ JPMorgan Chase Bank NA 868,806 02/10/26 0.40% 1D OBFR01 Monthly (50,727)
Lululemon Athletica, Inc. ....... Barclays Bank plc 1,614,012 01/23/26 0.20% 1D OBFR01 Monthly (34,656)
Macquarie Group Ltd. ......... Merrill Lynch International & Co. 2,660,222 02/15/28 0.25% 1D AONIA Monthly 28,869
Magellan Financial Group Ltd. ... Merrill Lynch International & Co. 1,779,143 02/15/28 0.25% 1D AONIA Monthly 83,364
Marui Group Co. Ltd. ......... Citibank NA 1,610,391 02/26/26 0.25% 1D P TONA Monthly 18,724
Marvell Technology, Inc. ....... Citibank NA 941,280 02/24/28 0.20% 1D OBFR01 Monthly 1,998
Match Group, Inc. ........... JPMorgan Chase Bank NA 969,292 02/09/26 0.20% 1D OBFR01 Monthly (52,256)
MercadoLibre, Inc. ........... Barclays Bank plc 996,825 01/23/26 0.20% 1D OBFR01 Monthly 10,305
Metaplanet, Inc. ............. Citibank NA 679,363 02/26/26 0.15% 1D P TONA Monthly (95,163)
MGM China Holdings Ltd. ...... Merrill Lynch International & Co. 1,035,130 02/15/28 0.00% HONIA Monthly (180,409)
MGM Resorts International ..... Citibank NA 1,396,860 02/24/28 0.20% 1D OBFR01 Monthly (39,432)
MISUMI Group, Inc. .......... JPMorgan Chase Bank NA 1,182,802 02/10/26 0.25% 1D P TONA Monthly 53,130
Mitsubishi Materials Corp. ...... Citibank NA 1,753,806 02/26/26 0.19% 1D P TONA Monthly 83,932
Moderna, Inc. .............. Citibank NA 2,083,530 02/24/28 0.20% 1D OBFR01 Monthly (322,977)
Motorola Solutions, Inc. ....... Citibank NA 1,453,530 02/24/28 0.20% 1D OBFR01 Monthly 41,418
Mr Price Group Ltd. .......... Merrill Lynch International & Co. 943,403 02/15/28 0.85% 1M JIBAR Monthly (32,577)
MSCI, Inc. ................ Barclays Bank plc 1,499,264 01/23/26 0.20% 1D OBFR01 Monthly (7,566)
Naturgy Energy Group SA ...... JPMorgan Chase Bank NA 2,375,996 02/11/26 0.26% 1D ESTR Monthly (25,383)
NatWest Group plc ........... Merrill Lynch International & Co. 1,486,011 02/15/28 0.25% 1D SONIA Monthly 48,261
NAVER Corp. .............. Merrill Lynch International & Co. 34,335 02/15/28 0.40% 1D OBFR01 Monthly 966
NetEase, Inc. .............. JPMorgan Chase Bank NA 3,523,829 02/10/26 0.30% HONIA Monthly (41,892)
NetEase, Inc. .............. Merrill Lynch International & Co. 138 02/15/28 0.20% 1D OBFR01 Monthly —
Netmarble Corp. ............ JPMorgan Chase Bank NA 845,966 02/10/26 0.35% 1D OBFR01 Monthly 497
Newmont Corp. ............. Citibank NA 1,573,200 02/24/28 0.20% 1D OBFR01 Monthly (75,450)
NIDEC Corp. ............... Citibank NA 1,062,338 02/26/26 0.18% 1D P TONA Monthly 18,472
Nihon Kohden Corp. .......... Citibank NA 571,371 02/26/26 0.25% 1D P TONA Monthly 9,734
Ningbo Joyson Electronic Corp. .. JPMorgan Chase Bank NA 1,075,703 02/10/26 0.30% HONIA Monthly 113,396
Nissan Chemical Corp. ........ Citibank NA 2,009,199 02/26/26 0.20% 1D P TONA Monthly (33,337)
Northern Data AG ........... Barclays Bank plc 1,014,312 03/15/27 0.26% 1D ESTR Monthly 186,897
NVIDIA Corp. .............. Citibank NA 1,818,531 02/24/28 0.20% 1D OBFR01 Monthly 27,819
Omnicom Group, Inc. ......... Merrill Lynch International & Co. 1,285,786 02/15/28 0.20% 1D OBFR01 Monthly 5,487
ONEOK, Inc. ............... JPMorgan Chase Bank NA 2,262,044 02/09/26 0.20% 1D OBFR01 Monthly (9,122)
Orkla ASA ................. JPMorgan Chase Bank NA 1,457,277 02/11/26 0.26% NOWA Monthly 71,660
Otis Worldwide Corp. ......... Barclays Bank plc 4,484,136 01/23/26 0.20% 1D OBFR01 Monthly 5,654
Ottobock SE & Co. KGaA ...... JPMorgan Chase Bank NA 1,529,016 02/11/26 0.26% 1D ESTR Monthly (88,318)
Paramount Skydance Corp. ..... JPMorgan Chase Bank NA 1,258,513 02/09/26 0.20% 1D OBFR01 Monthly (101,061)
Partners Group Holding AG ..... Merrill Lynch International & Co. 2,672,005 02/15/28 0.26% SSARON Monthly 27,355
PDD Holdings, Inc. ........... Merrill Lynch International & Co. 110 02/15/28 0.20% 1D OBFR01 Monthly 3
Pearson plc ............... JPMorgan Chase Bank NA 932,091 02/11/26 0.25% 1D SONIA Monthly 59,055
PepsiCo, Inc. .............. Citibank NA 2,043,995 02/24/28 0.20% 1D OBFR01 Monthly (49,067)
Petroleo Brasileiro SA - Petrobras
(Preference) ............. JPMorgan Chase Bank NA 1,699,924 02/10/26 0.40% 1D OBFR01 Monthly (53,786)
Pfizer, Inc. ................ Barclays Bank plc 1,094,114 01/23/26 0.20% 1D OBFR01 Monthly (13,454)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Pinnacle West Capital Corp. .... Merrill Lynch International & Co. USD 3,222,568 02/15/28 0.20% 1D OBFR01 Monthly $ 14,982
Powszechny Zaklad Ubezpieczen
SA ................... Merrill Lynch International & Co. 1,683,348 02/15/28 0.45% 1D OBFR01 Monthly (11,944)
Principal Financial Group, Inc. ... Barclays Bank plc 1,177,968 01/23/26 0.20% 1D OBFR01 Monthly (13,596)
Procter & Gamble Co. (The) .... Merrill Lynch International & Co. 3,831,432 02/15/28 0.20% 1D OBFR01 Monthly (48,048)
Prologis, Inc. ............... Barclays Bank plc 2,232,825 01/23/26 0.20% 1D OBFR01 Monthly 1,225
Prudential Financial, Inc. ....... Citibank NA 1,860,408 02/24/28 0.20% 1D OBFR01 Monthly (31,752)
Prysmian SpA .............. Merrill Lynch International & Co. 314,573 02/15/28 0.26% 1D ESTR Monthly 2,755
Rational AG ............... Barclays Bank plc 1,160,800 03/15/27 0.26% 1D ESTR Monthly (2,663)
REA Group Ltd. ............. Merrill Lynch International & Co. 810,164 02/15/28 0.25% 1D AONIA Monthly (17,781)
RELX plc ................. Merrill Lynch International & Co. 1,833,150 02/15/28 0.25% 1D SONIA Monthly (52,473)
Renault SA ................ Merrill Lynch International & Co. 2,470,953 02/15/28 0.26% 1D ESTR Monthly (132,289)
ResMed, Inc. .............. Citibank NA 1,504,687 02/24/28 0.20% 1D OBFR01 Monthly (35,380)
Rheinmetall AG ............. JPMorgan Chase Bank NA 2,425,973 02/11/26 0.26% 1D ESTR Monthly (15,948)
Rocket Cos., Inc. ............ Citibank NA 1,024,959 02/24/28 0.20% 1D OBFR01 Monthly 6,929
RWE AG ................. Merrill Lynch International & Co. 972,088 02/15/28 0.26% 1D ESTR Monthly 24,065
Sage Group plc (The) ......... Barclays Bank plc 2,103,503 03/26/27 0.25% 1D SONIA Monthly (22,187)
Salesforce, Inc. ............. Citibank NA 1,296,687 02/24/28 0.20% 1D OBFR01 Monthly 1,372
Samsung Electronics Co. Ltd. ... Merrill Lynch International & Co. 1,481,921 02/15/28 0.40% 1D OBFR01 Monthly 261,429
Sanofi SA ................. Merrill Lynch International & Co. 2,109,902 02/15/28 0.26% 1D ESTR Monthly 38,064
Santen Pharmaceutical Co. Ltd. .. JPMorgan Chase Bank NA 1,573,281 02/10/26 0.25% 1D P TONA Monthly 40,707
Santos Ltd. ................ JPMorgan Chase Bank NA 1,290,399 02/10/26 0.25% 1D AONIA Monthly (68,100)
Sany Heavy Industry Co. Ltd. .... JPMorgan Chase Bank NA 853,307 02/10/26 0.30% HONIA Monthly 42,829
Schroders plc .............. Barclays Bank plc 1,575,425 03/26/27 0.25% 1D SONIA Monthly 20,236
Scout24 SE ............... Citibank NA 778,232 02/26/26 0.26% 1D ESTR Monthly (4,845)
Segro plc ................. Barclays Bank plc 1,383,559 03/26/27 0.25% 1D SONIA Monthly 33,815
ServiceNow, Inc. ............ Merrill Lynch International & Co. 2,742,701 02/15/28 0.20% 1D OBFR01 Monthly (15,919)
Severn Trent plc ............ Barclays Bank plc 843,009 03/26/27 0.25% 1D SONIA Monthly 13,155
Shenzhou International Group
Holdings Ltd. ............ JPMorgan Chase Bank NA 771,255 02/10/26 0.30% HONIA Monthly (23,456)
Shimizu Corp. .............. Citibank NA 1,233,361 02/26/26 0.25% 1D P TONA Monthly 7,897
Siemens Energy AG .......... JPMorgan Chase Bank NA 1,326,401 02/11/26 0.26% 1D ESTR Monthly 20,369
Singapore Technologies Engineering
Ltd. ................... JPMorgan Chase Bank NA 1,290,630 02/10/26 0.30% 1D OBFR01 Monthly 43,632
Skyworks Solutions, Inc. ....... Merrill Lynch International & Co. 1,842,700 02/15/28 0.20% 1D OBFR01 Monthly (79,902)
SMC Corp. ................ Merrill Lynch International & Co. 974,623 03/15/28 0.25% 1D P TONA Monthly (5,821)
SMG Swiss Marketplace Group AG JPMorgan Chase Bank NA 292,393 02/11/26 0.26% 1D OBFR01 Monthly 49,432
Socionext, Inc. ............. Citibank NA 677,973 02/26/26 0.15% 1D P TONA Monthly 7,146
Southwest Airlines Co. ........ Merrill Lynch International & Co. 417,200 02/15/28 0.20% 1D OBFR01 Monthly (3,900)
SSE plc .................. JPMorgan Chase Bank NA 3,830,263 02/10/26 0.25% 1D SONIA Monthly 49,875
Stryker Corp. .............. Barclays Bank plc 3,493,896 01/23/26 0.20% 1D OBFR01 Monthly (49,490)
Subaru Corp. .............. Citibank NA 1,502,132 02/26/26 0.17% 1D P TONA Monthly (70,306)
Sumitomo Mitsui Financial Group,
Inc. ................... Citibank NA 1,040,982 02/26/26 0.25% 1D P TONA Monthly (5,384)
Sun Life Financial, Inc. ........ Merrill Lynch International & Co. 2,501,878 02/15/28 0.20% CABROVER Monthly 57,504
Suncorp Group Ltd. .......... Merrill Lynch International & Co. 1,254,141 02/15/28 0.25% 1D AONIA Monthly (406)
Sunny Optical Technology Group Co.
Ltd. ................... JPMorgan Chase Bank NA 2,420,492 02/10/26 0.30% HONIA Monthly (99,905)
Sunny Optical Technology Group Co.
Ltd. ................... Merrill Lynch International & Co. 319,949 02/15/28 0.15% HONIA Monthly (3,275)
Swedbank AB .............. Barclays Bank plc 1,314,541 04/26/27 0.28% 1D STIBOR Monthly 14,279
Swire Pacific Ltd. ............ JPMorgan Chase Bank NA 1,044,415 02/10/26 0.30% HONIA Monthly (44,807)
Symrise AG ............... Citibank NA 1,545,615 02/26/26 0.26% 1D ESTR Monthly 9,999
Synchrony Financial .......... Merrill Lynch International & Co. 1,670,284 02/15/28 0.20% 1D OBFR01 Monthly (1,684)
Synthomer plc .............. Merrill Lynch International & Co. 467,800 02/15/28 0.25% 1D SONIA Monthly 34,086
Techtronic Industries Co. Ltd. .... Merrill Lynch International & Co. 1,197,891 02/15/28 0.30% HONIA Monthly (24,571)
Teck Resources Ltd. .......... Citibank NA 882,295 02/24/28 0.20% 1D CORRA Monthly 51,256
Teijin Ltd. ................. Barclays Bank plc 1,743,438 01/14/27 0.00% 1D P TONA Monthly 37,133
Tele2 AB ................. Citibank NA 1,341,330 02/26/26 0.26% TN STIBOR Monthly 20,981
Telecom Italia SpA ........... Merrill Lynch International & Co. 1,419,530 02/15/28 0.26% 1D ESTR Monthly 31,112
Telefonica Brasil SA .......... Merrill Lynch International & Co. 1,466,646 02/15/28 0.40% 1D OBFR01 Monthly (64,411)
Tenaris SA ................ Citibank NA 1,440,677 02/26/26 0.26% 1D ESTR Monthly 4,583
Tencent Holdings Ltd. ......... JPMorgan Chase Bank NA 4,399,946 02/10/26 1.00% HONIA Monthly (56,262)

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Tencent Holdings Ltd. ......... Merrill Lynch International & Co. USD 7,748 02/15/28 0.30% HONIA Monthly $ (74)
Terumo Corp. .............. Barclays Bank plc 914,502 01/14/27 0.25% 1D P TONA Monthly (8,961)
Toei Animation Co. Ltd. ........ Barclays Bank plc 1,736,995 01/14/27 0.24% 1D P TONA Monthly 22,860
Tractor Supply Co. ........... Citibank NA 1,427,472 02/24/28 0.20% 1D OBFR01 Monthly (47,196)
TransDigm Group, Inc. ........ Barclays Bank plc 1,431,969 01/23/26 0.20% 1D OBFR01 Monthly 30,866
Transurban Group ........... JPMorgan Chase Bank NA 2,545,414 02/10/26 0.25% 1D AONIA Monthly (127,464)
Trelleborg AB .............. Merrill Lynch International & Co. 1,351,145 02/15/28 0.26% 1D STIBOR Monthly (6,909)
Trip.com Group Ltd. .......... JPMorgan Chase Bank NA 868,374 02/10/26 0.30% HONIA Monthly 20,724
Tyler Technologies, Inc. ........ Citibank NA 1,441,407 02/24/28 0.20% 1D OBFR01 Monthly (34,162)
UOL Group Ltd. ............. Merrill Lynch International & Co. 2,005,097 02/15/28 0.30% 1D OBFR01 Monthly 75,181
Ventas, Inc. ............... Barclays Bank plc 1,251,044 01/23/26 0.20% 1D OBFR01 Monthly (28,440)
Venture Corp. Ltd. ........... JPMorgan Chase Bank NA 2,588,812 02/10/26 0.30% 1D OBFR01 Monthly 29,982
Verisk Analytics, Inc. .......... Barclays Bank plc 1,366,728 01/23/26 0.20% 1D OBFR01 Monthly 20,150
Verizon Communications, Inc. ... JPMorgan Chase Bank NA 4,063,854 02/09/26 0.20% 1D OBFR01 Monthly (39,730)
Vertex Pharmaceuticals, Inc. .... Citibank NA 1,058,713 02/24/28 0.20% 1D OBFR01 Monthly (15,985)
Viatris, Inc. ................ JPMorgan Chase Bank NA 2,138,152 02/09/26 0.20% 1D OBFR01 Monthly 262,208
Voltronic Power Technology Corp. Merrill Lynch International & Co. 1,000,945 02/15/28 0.40% 1D OBFR01 Monthly (15,894)
Vonovia SE ................ Citibank NA 991,207 02/26/26 0.26% 1D ESTR Monthly 18,949
VZ Holding AG ............. JPMorgan Chase Bank NA 1,742,536 02/10/26 0.26% SSARON Monthly 21,524
Walt Disney Co. (The) ........ Barclays Bank plc 1,528,368 01/23/26 0.20% 1D OBFR01 Monthly 18,904
Warehouses De Pauw CVA ..... JPMorgan Chase Bank NA 1,872,319 02/11/26 0.26% 1D ESTR Monthly 93,434
WH Group Ltd. ............. Merrill Lynch International & Co. 2,900,876 02/15/28 0.30% HONIA Monthly (71,837)
Winbond Electronics Corp. ..... Merrill Lynch International & Co. 897,575 02/15/28 0.40% 1D OBFR01 Monthly 144,259
Wolters Kluwer NV ........... Merrill Lynch International & Co. 1,572,145 02/15/28 0.26% 1D ESTR Monthly (59,928)
Worley Ltd. ................ JPMorgan Chase Bank NA 1,921,608 02/10/26 0.25% 1D AONIA Monthly (90,274)
WSP Global, Inc. ............ Citibank NA 1,997,666 02/24/28 0.20% 1D CORRA Monthly (5,957)
Wynn Resorts Ltd. ........... Citibank NA 1,801,514 02/24/28 0.20% 1D OBFR01 Monthly (80,796)
Xiaomi Corp. ............... JPMorgan Chase Bank NA 3,718,246 02/10/26 0.30% HONIA Monthly (288,420)
Xiaomi Corp. ............... Merrill Lynch International & Co. 1,134 02/15/28 0.30% HONIA Monthly (69)
XPeng, Inc. ................ JPMorgan Chase Bank NA 2,104,498 02/10/26 0.15% HONIA Monthly 30,755
Yamaha Corp. .............. Merrill Lynch International & Co. 1,398,599 03/15/28 0.25% 1D P TONA Monthly 1,827
Yum China Holdings, Inc. ...... Merrill Lynch International & Co. 718,833 02/15/28 0.30% HONIA Monthly (18,075)
Zeon Corp. ................ Barclays Bank plc 2,274,965 01/14/27 0.00% 1D P TONA Monthly (10,014)
Zoetis, Inc. ................ Citibank NA 2,945,964 02/24/28 0.20% 1D OBFR01 Monthly 48,551
Zurich Insurance Group AG ..... Barclays Bank plc 2,191,243 04/02/27 0.05% SSARON Monthly 3,195
Total long positions of equity swaps (1,884,340)
Short contracts
(b)
3M Co. ................... Citibank NA (1,424,001) 02/24/28 (0.15)% 1D OBFR01 Monthly (889)
AddTech AB ............... Barclays Bank plc (833,152) 04/26/27 (0.26)% 1D STIBOR Monthly 5,515
AGC, Inc. ................. Citibank NA (2,052,245) 02/26/26 (0.23)% 1D P TONA Monthly 25,941
AGC, Inc. ................. Merrill Lynch International & Co. (981,880) 03/15/28 0.00% 1D P TONA Monthly 16,815
Alamos Gold, Inc. ........... Merrill Lynch International & Co. (1,237,531) 02/15/28 (0.20)% CABROVER Monthly 59,796
Alexandria Real Estate Equities, Inc. Barclays Bank plc (2,333,760) 01/23/26 (0.15)% 1D OBFR01 Monthly (15,360)
ALS Ltd. .................. JPMorgan Chase Bank NA (1,438,360) 02/10/26 (0.25)% 1D AONIA Monthly 4,160
Amcor plc ................. Barclays Bank plc (1,341,184) 01/23/26 (0.15)% 1D OBFR01 Monthly (3,224)
American Tower Corp. ........ Citibank NA (1,155,951) 02/24/28 (0.15)% 1D OBFR01 Monthly (20,368)
Amgen, Inc. ............... Merrill Lynch International & Co. (1,392,016) 02/15/28 (0.15)% 1D OBFR01 Monthly 17,314
Ansell Ltd. ................ JPMorgan Chase Bank NA (1,951,290) 02/10/26 (0.25)% 1D AONIA Monthly 60,902
Aon plc .................. Barclays Bank plc (1,315,202) 01/23/26 (0.15)% 1D OBFR01 Monthly 9,546
Applied Materials, Inc. ........ Barclays Bank plc (828,832) 01/23/26 (0.15)% 1D OBFR01 Monthly 6,464
ARC Resources Ltd. .......... Merrill Lynch International & Co. (1,326,373) 02/15/28 (0.20)% CABROVER Monthly (16,893)
Ares Management Corp. ....... Citibank NA (1,873,190) 02/24/28 (0.15)% 1D OBFR01 Monthly 95,260
Arkema SA ................ Barclays Bank plc (1,809,627) 03/15/27 (0.26)% 1D ESTR Monthly (12,589)
Arthur J Gallagher & Co. ....... Citibank NA (1,187,950) 02/24/28 (0.15)% 1D OBFR01 Monthly (2,484)
Associated British Foods plc .... Citibank NA (1,363,256) 02/26/26 (0.25)% 1D SONIA Monthly (7,784)
Avery Dennison Corp. ......... Citibank NA (1,285,313) 02/24/28 (0.15)% 1D OBFR01 Monthly (6,035)
Baker Hughes Co. ........... Citibank NA (1,280,236) 02/24/28 (0.15)% 1D OBFR01 Monthly 562
Banco do Brasil SA .......... Merrill Lynch International & Co. (1,002,214) 02/15/28 (0.40)% 1D OBFR01 Monthly 17,661
Banco Santander Brasil SA ..... Merrill Lynch International & Co. (1,181,633) 02/15/28 (0.40)% 1D OBFR01 Monthly (3,376)
Bank of New York Mellon Corp.
(The) .................. Citibank NA (3,107,390) 02/24/28 (0.15)% 1D OBFR01 Monthly 31,005

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Barratt Redrow plc ........... Barclays Bank plc USD (2,409,831) 03/26/27 (0.25)% 1D SONIA Monthly $ (68,349)
Barry Callebaut AG (Registered) .. Barclays Bank plc (955,132) 04/02/27 (0.26)% SSARON Monthly (25,815)
Baxter International, Inc. ....... Citibank NA (2,725,528) 02/24/28 (0.15)% 1D OBFR01 Monthly (18,668)
Beazley plc ................ Citibank NA (1,039,299) 02/26/26 (0.25)% 1D SONIA Monthly 11,618
Bechtle AG ................ Citibank NA (1,702,356) 02/26/26 (0.26)% 1D ESTR Monthly 6,246
Becton Dickinson & Co. ....... Merrill Lynch International & Co. (1,380,621) 02/15/28 (0.15)% 1D OBFR01 Monthly 41,538
BioMerieux ................ Citibank NA (1,928,950) 02/26/26 (0.26)% 1D ESTR Monthly 13,907
BKW AG ................. Citibank NA (2,069,095) 02/26/26 (0.26)% SSARON Monthly 11,622
Block, Inc. ................ Barclays Bank plc (1,088,005) 01/23/26 (0.15)% 1D OBFR01 Monthly 1,002
BNP Paribas SA ............ Merrill Lynch International & Co. (1,568,259) 02/15/28 (0.26)% 1D ESTR Monthly (2,218)
Brandywine Realty Trust ....... Merrill Lynch International & Co. (38,750) 02/15/28 (0.15)% 1D OBFR01 Monthly 2,250
Builders FirstSource, Inc. ...... Citibank NA (891,390) 02/24/28 (0.15)% 1D OBFR01 Monthly 6,536
Bunge Global SA ............ Barclays Bank plc (1,041,564) 01/23/26 (0.15)% 1D OBFR01 Monthly 8,236
BXP, Inc. ................. Citibank NA (2,180,730) 02/24/28 (0.15)% 1D OBFR01 Monthly 61,858
Camden Property Trust ........ Citibank NA (1,692,912) 02/24/28 (0.15)% 1D OBFR01 Monthly (24,336)
Canadian Pacific Kansas City Ltd. Citibank NA (1,097,156) 02/24/28 (0.20)% 1D CORRA Monthly 14,911
Cboe Global Markets, Inc. ...... Barclays Bank plc (1,007,320) 01/23/26 (0.15)% 1D OBFR01 Monthly 3,320
Cellnex Telecom SA .......... Merrill Lynch International & Co. (1,897,881) 02/15/28 (0.26)% 1D ESTR Monthly (134,044)
Cencora, Inc. .............. Barclays Bank plc (2,958,261) 01/23/26 (0.15)% 1D OBFR01 Monthly 19,836
CF Industries Holdings, Inc. ..... Citibank NA (1,866,063) 02/24/28 (0.15)% 1D OBFR01 Monthly 2,169
CH Robinson Worldwide, Inc. ... Citibank NA (1,154,930) 02/24/28 (0.15)% 1D OBFR01 Monthly 29,610
Chailease Holding Co. Ltd. ..... JPMorgan Chase Bank NA (653,684) 02/10/26 (0.50)% 1D OBFR01 Monthly (24,576)
Challenger Ltd. ............. JPMorgan Chase Bank NA (1,698,260) 02/10/26 (0.25)% 1D AONIA Monthly (46,207)
Charles River Laboratories
International, Inc. .......... Citibank NA (974,496) 02/24/28 (0.15)% 1D OBFR01 Monthly 16,992
China Construction Bank Corp. .. Merrill Lynch International & Co. (1,370,727) 02/15/28 (0.15)% HONIA Monthly (27,876)
China Merchants Bank Co. Ltd. .. Merrill Lynch International & Co. (1,513,071) 02/15/28 (0.30)% HONIA Monthly (68,603)
China Pacific Insurance Group Co.
Ltd. ................... JPMorgan Chase Bank NA (17,345,756) 02/10/26 (0.39)% HONIA Monthly (670,845)
China Petroleum & Chemical Corp. Merrill Lynch International & Co. (17,948,520) 02/15/28 (0.15)% HONIA Monthly (1,035,062)
China Steel Corp. ........... JPMorgan Chase Bank NA (567,952) 02/10/26 (0.18)% 1D OBFR01 Monthly (8,827)
Cigna Group (The) ........... Citibank NA (1,846,520) 02/24/28 (0.15)% 1D OBFR01 Monthly 2,479
Cloudflare, Inc. ............. Barclays Bank plc (1,091,124) 01/23/26 (0.15)% 1D OBFR01 Monthly 26,514
CME Group, Inc. ............ Citibank NA (1,693,840) 02/24/28 (0.15)% 1D OBFR01 Monthly 744
Coca-Cola Europacific Partners plc Merrill Lynch International & Co. (1,106,506) 02/15/28 (0.25)% 1D SONIA Monthly (1,678)
Coinbase Global, Inc. ......... Merrill Lynch International & Co. (6,461,337) 02/15/28 (0.15)% 1D OBFR01 Monthly 626,473
Comcast Corp. ............. Citibank NA (1,969,198) 02/24/28 (0.15)% 1D OBFR01 Monthly (42,399)
Comfort Systems USA, Inc. ..... Barclays Bank plc (665,553) 01/23/26 (0.15)% 1D OBFR01 Monthly 12,250
Community Financial System, Inc. JPMorgan Chase Bank NA (1,706,800) 02/09/26 (0.15)% 1D OBFR01 Monthly 56,319
Continental AG ............. Barclays Bank plc (1,648,168) 03/15/27 0.20% 1D ESTR Monthly (26,390)
CoreWeave, Inc. ............ JPMorgan Chase Bank NA (1,949,622) 02/09/26 (0.15)% 1D OBFR01 Monthly 315,983
Cosan SA ................. Merrill Lynch International & Co. (1,907,733) 02/15/28 0.00% 1D OBFR01 Monthly 154,039
CPFL Energia SA ............ JPMorgan Chase Bank NA (1,114,113) 02/10/26 (6.00)% 1D OBFR01 Monthly (102,699)
Croda International plc ........ Barclays Bank plc (1,900,191) 03/26/27 (0.25)% 1D SONIA Monthly 57,275
CVB Financial Corp. .......... JPMorgan Chase Bank NA (1,420,450) 02/09/26 (0.15)% 1D OBFR01 Monthly 73,159
CyberAgent, Inc. ............ Merrill Lynch International & Co. (926,374) 03/15/28 (0.15)% 1D P TONA Monthly (14,348)
Daito Trust Construction Co. Ltd. . Merrill Lynch International & Co. (2,123,836) 03/15/28 0.00% 1D P TONA Monthly (6,961)
Daiwa House Industry Co. Ltd. ... Merrill Lynch International & Co. (4,496,259) 03/15/28 (0.25)% 1D P TONA Monthly 11,718
Danaher Corp. ............. Merrill Lynch International & Co. (2,032,656) 02/15/28 (0.15)% 1D OBFR01 Monthly (4,732)
Danone SA ................ Citibank NA (1,257,512) 02/26/26 (0.26)% 1D ESTR Monthly 3,745
Dassault Aviation SA ......... Barclays Bank plc (1,247,193) 03/15/27 (0.26)% 1D ESTR Monthly (3,169)
Datadog, Inc. .............. Merrill Lynch International & Co. (822,996) 02/15/28 (0.15)% 1D OBFR01 Monthly 34,254
DCC plc .................. Citibank NA (228,460) 02/26/26 (0.75)% 1D SONIA Monthly 4,185
DCC plc .................. Barclays Bank plc (1,859,409) 03/26/27 (1.00)% 1D SONIA Monthly 34,057
Deere & Co. ............... Citibank NA (1,687,572) 02/24/28 (0.15)% 1D OBFR01 Monthly 11,520
Delivery Hero SE ............ Barclays Bank plc (894,982) 03/15/27 (0.26)% 1D ESTR Monthly (9,165)
Demant A/S ............... Merrill Lynch International & Co. (1,318,756) 02/15/28 (0.26)% 1W CIBOR Monthly (12,176)
Dentsu Soken, Inc. ........... Merrill Lynch International & Co. (1,585,191) 03/15/28 (0.18)% 1D P TONA Monthly (77,106)
Dollar Tree, Inc. ............. Merrill Lynch International & Co. (695,201) 02/15/28 (0.15)% 1D OBFR01 Monthly 43,248
Dollarama, Inc. ............. Merrill Lynch International & Co. (1,747,137) 02/15/28 (0.20)% CABROVER Monthly (46,371)
Dow, Inc. ................. Citibank NA (901,670) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,540
Dr Ing hc F Porsche AG (Preference) Barclays Bank plc (946,877) 03/15/27 (0.26)% 1D ESTR Monthly 4,134
DuPont de Nemours, Inc. ...... Citibank NA (1,227,808) 02/24/28 (0.15)% 1D OBFR01 Monthly 37,888

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Elevance Health, Inc. ......... Citibank NA USD (1,136,091) 02/24/28 (0.15)% 1D OBFR01 Monthly $ (20,724)
Endesa SA ................ Merrill Lynch International & Co. (2,392,261) 02/15/28 (0.26)% 1D ESTR Monthly 16,500
Engie Brasil Energia SA ....... Merrill Lynch International & Co. (893,531) 02/15/28 (2.10)% 1D OBFR01 Monthly (2,414)
Entain plc ................. Merrill Lynch International & Co. (1,798,582) 02/15/28 (0.25)% 1D SONIA Monthly (52,711)
Equifax, Inc. ............... Citibank NA (1,543,220) 02/24/28 (0.15)% 1D OBFR01 Monthly 24,360
Equinor ASA ............... Citibank NA (1,000,173) 02/26/26 (0.50)% NOWA Monthly (32,711)
Equinor ASA ............... Barclays Bank plc (153,869) 04/26/27 (0.26)% NOWA Monthly (4,129)
Expand Energy Corp. ......... Citibank NA (1,628,384) 02/24/28 (0.15)% 1D OBFR01 Monthly (38,052)
Extra Space Storage, Inc. ...... Merrill Lynch International & Co. (1,151,043) 02/15/28 (0.15)% 1D OBFR01 Monthly 5,107
Exxon Mobil Corp. ........... Barclays Bank plc (2,363,000) 01/23/26 (0.15)% 1D OBFR01 Monthly (43,800)
Ferrovial SE ............... Merrill Lynch International & Co. (1,644,938) 02/15/28 (0.26)% 1D ESTR Monthly 70,524
Food & Life Cos. Ltd. ......... Merrill Lynch International & Co. (755,329) 03/15/28 (0.15)% 1D P TONA Monthly (26,581)
Franco-Nevada Corp. ......... Merrill Lynch International & Co. (1,810,520) 02/15/28 (0.20)% CABROVER Monthly 48,591
Galaxy Digital, Inc. ........... JPMorgan Chase Bank NA (1,523,552) 02/09/26 (0.52)% 1D OBFR01 Monthly 217,817
Geberit AG (Registered) ....... Citibank NA (860,467) 02/26/26 (0.26)% SSARON Monthly 6,182
Gen Digital, Inc. ............. Merrill Lynch International & Co. (2,265,573) 02/15/28 (0.15)% 1D OBFR01 Monthly 25,117
Genting Singapore Ltd. ........ Merrill Lynch International & Co. (1,721,680) 02/15/28 (9.50)% 1D OBFR01 Monthly (15,232)
H & M Hennes & Mauritz AB .... Merrill Lynch International & Co. (849,610) 02/15/28 (0.50)% 1D STIBOR Monthly (20,295)
Hang Seng Bank Ltd. ......... JPMorgan Chase Bank NA (1,329,514) 02/10/26 (0.15)% HONIA Monthly (1,683)
Hasbro, Inc. ............... Citibank NA (2,528,360) 02/24/28 (0.15)% 1D OBFR01 Monthly (13,640)
Heiwa Corp. ............... Barclays Bank plc (1,575,483) 01/14/27 (0.15)% 1D P TONA Monthly (35,729)
Holmen AB ................ Barclays Bank plc (2,632,240) 04/26/27 (0.26)% 1D STIBOR Monthly (45,186)
Horizon Robotics ............ JPMorgan Chase Bank NA (627,112) 02/10/26 (1.50)% HONIA Monthly 4,751
Hormel Foods Corp. .......... Citibank NA (1,131,228) 02/24/28 (0.15)% 1D OBFR01 Monthly 19,698
HUB24 Ltd. ................ JPMorgan Chase Bank NA (771,612) 02/10/26 (0.25)% 1D AONIA Monthly 16,654
IDEX Corp. ................ Citibank NA (1,795,200) 02/24/28 (0.15)% 1D OBFR01 Monthly 15,800
IDEXX Laboratories, Inc. ....... Citibank NA (1,685,088) 02/24/28 (0.15)% 1D OBFR01 Monthly 61,416
Iluka Resources Ltd. .......... JPMorgan Chase Bank NA (844,940) 02/10/26 (0.25)% 1D OBFR01 Monthly 63,397
IMCD NV ................. Barclays Bank plc (1,481,821) 03/15/27 (0.26)% 1D ESTR Monthly (15,759)
IMI plc ................... Barclays Bank plc (2,137,571) 03/26/27 (0.25)% 1D SONIA Monthly 9,401
Imperial Oil Ltd. ............. Merrill Lynch International & Co. (1,650,619) 02/15/28 (0.20)% CABROVER Monthly 69,610
Infrastrutture Wireless Italiane SpA Citibank NA (1,659,658) 02/26/26 (0.16)% 1D ESTR Monthly (31,083)
Infrastrutture Wireless Italiane SpA Barclays Bank plc (890,550) 03/15/27 (0.26)% 1D ESTR Monthly (16,361)
Infroneer Holdings, Inc. ........ Merrill Lynch International & Co. (3,245,993) 03/15/28 0.00% 1D P TONA Monthly (88,116)
InPost SA ................. Citibank NA (1,853,670) 02/26/26 (0.26)% 1D ESTR Monthly (52,310)
Intercontinental Exchange, Inc. .. Barclays Bank plc (1,856,675) 01/23/26 (0.15)% 1D OBFR01 Monthly (5,865)
International Business Machines
Corp. .................. Merrill Lynch International & Co. (1,392,754) 02/15/28 (0.15)% 1D OBFR01 Monthly 30,188
International Paper Co. ........ Barclays Bank plc (2,502,773) 01/23/26 (0.15)% 1D OBFR01 Monthly (6,370)
International Paper Co. ........ Barclays Bank plc (885,291) 03/26/27 (0.75)% 1D SONIA Monthly 15,544
Invesco Preferred ETF ........ JPMorgan Chase Bank NA (11,210,000) 02/09/26 (0.58)% 1D OBFR01 Monthly (30,000)
Investment AB Latour ......... Barclays Bank plc (1,802,755) 04/26/27 (0.26)% 1D STIBOR Monthly (16,923)
IQVIA Holdings, Inc. .......... Barclays Bank plc (1,413,531) 01/23/26 (0.15)% 1D OBFR01 Monthly (6,552)
Iron Mountain, Inc. ........... Citibank NA (842,608) 02/24/28 (0.15)% 1D OBFR01 Monthly (20,072)
iShares iBoxx $ High Yield Corporate
Bond ETF ............... Citibank NA (43,391,020) 02/24/28 (0.45)% 1D OBFR01 Monthly (107,897)
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... JPMorgan Chase Bank NA (47,895,157) 02/09/26 (0.30)% 1D OBFR01 Monthly 190,490
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... Merrill Lynch International & Co. (37,809,516) 02/15/28 (0.15)% 1D OBFR01 Monthly 37,706
iShares Preferred & Income
Securities ETF ........... JPMorgan Chase Bank NA (15,435,000) 02/09/26 (0.50)% 1D OBFR01 Monthly (45,000)
iShares Preferred & Income
Securities ETF ........... Merrill Lynch International & Co. (25,297,600) 02/15/28 (0.50)% 1D OBFR01 Monthly 65,200
J Front Retailing Co. Ltd. ....... Citibank NA (1,285,778) 02/26/26 (0.15)% 1D P TONA Monthly 4,471
Jack Henry & Associates, Inc. ... Citibank NA (1,779,168) 02/24/28 (0.15)% 1D OBFR01 Monthly 27,360
JD Sports Fashion plc ......... Citibank NA (1,226,869) 02/26/26 (0.25)% 1D SONIA Monthly (8,066)
JDE Peet's NV ............. Barclays Bank plc (1,058,167) 03/15/27 (0.26)% 1D ESTR Monthly (194)
Johnson Controls International plc Barclays Bank plc (1,931,356) 01/23/26 (0.15)% 1D OBFR01 Monthly 3,381
Kansai Paint Co. Ltd. ......... Merrill Lynch International & Co. (4,383,379) 03/15/28 0.00% 1D P TONA Monthly (101,431)
Kawasaki Kisen Kaisha Ltd. ..... Citibank NA (1,131,414) 02/26/26 (0.15)% 1D P TONA Monthly (23,965)
KE Holdings, Inc. ............ Merrill Lynch International & Co. (727,989) 02/15/28 (0.30)% HONIA Monthly 44,129
Kering SA ................. Barclays Bank plc (1,506,246) 03/15/27 (0.26)% 1D ESTR Monthly 38,607

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Keysight Technologies, Inc. ..... Barclays Bank plc USD (1,140,776) 01/23/26 (0.15)% 1D OBFR01 Monthly $ 2,912
Kintetsu Group Holdings Co. Ltd. . Merrill Lynch International & Co. (1,307,045) 03/15/28 0.00% 1D P TONA Monthly (34,933)
Kirin Holdings Co. Ltd. ........ Barclays Bank plc (1,763,860) 01/14/27 (0.20)% 1D P TONA Monthly 19,970
KKR & Co., Inc. ............. Citibank NA (3,114,654) 02/24/28 (0.15)% 1D OBFR01 Monthly 93,378
Klabin SA ................. Merrill Lynch International & Co. (1,210,542) 02/15/28 (0.40)% 1D OBFR01 Monthly 31,152
Kose Holdings Corp. ......... Citibank NA (1,011,799) 02/26/26 (0.25)% 1D P TONA Monthly 17,517
Kroger Co. (The) ............ Citibank NA (1,139,907) 02/24/28 (0.15)% 1D OBFR01 Monthly (3,477)
Kusuri no Aoki Holdings Co. Ltd. . Citibank NA (119,285) 02/26/26 (0.25)% 1D P TONA Monthly (33,116)
Kusuri no Aoki Holdings Co. Ltd. . Merrill Lynch International & Co. (919,033) 03/15/28 0.00% 1D OBFR01 Monthly (216,507)
Kyowa Kirin Co. Ltd. .......... Citibank NA (1,584,642) 02/26/26 (0.16)% 1D P TONA Monthly 922
Leidos Holdings, Inc. ......... Citibank NA (1,302,280) 02/24/28 (0.15)% 1D OBFR01 Monthly 39,480
Lennar Corp. ............... Merrill Lynch International & Co. (1,401,286) 02/15/28 (0.15)% 1D OBFR01 Monthly 54,606
Lennox International, Inc. ...... Barclays Bank plc (1,238,700) 01/23/26 (0.15)% 1D OBFR01 Monthly 24,750
Li Auto, Inc. ............... Merrill Lynch International & Co. (767,016) 02/15/28 (0.30)% HONIA Monthly (1,039)
Lottery Corp. Ltd. (The) ........ JPMorgan Chase Bank NA (1,358,285) 02/10/26 (0.25)% 1D AONIA Monthly 29,941
Lowe's Cos., Inc. ............ Merrill Lynch International & Co. (2,438,044) 02/15/28 (0.15)% 1D OBFR01 Monthly 74,676
Lynas Rare Earths Ltd. ........ JPMorgan Chase Bank NA (1,421,720) 02/10/26 (0.25)% 1D AONIA Monthly 50,440
M&G plc .................. Citibank NA (2,394,801) 02/26/26 (0.25)% 1D SONIA Monthly (18,645)
M3, Inc. .................. Citibank NA (1,199,011) 02/26/26 (0.25)% 1D P TONA Monthly (23,851)
Macnica Holdings, Inc. ........ Citibank NA (1,255,801) 02/26/26 (0.25)% 1D P TONA Monthly 20,287
Marathon Petroleum Corp. ..... Citibank NA (1,318,160) 02/24/28 (0.15)% 1D OBFR01 Monthly 17,120
Marriott International, Inc. ...... Citibank NA (1,945,250) 02/24/28 (0.15)% 1D OBFR01 Monthly 21,762
MEIJI Holdings Co. Ltd. ....... Merrill Lynch International & Co. (1,520,461) 03/15/28 0.00% 1D P TONA Monthly (61,984)
Meituan .................. Merrill Lynch International & Co. (1,667,215) 02/15/28 (0.15)% HONIA Monthly (37,018)
Merck KGaA ............... Citibank NA (2,060,615) 02/26/26 0.05% 1D ESTR Monthly (23,145)
Mid-America Apartment
Communities, Inc. ......... Citibank NA (2,159,544) 02/24/28 (0.15)% 1D OBFR01 Monthly (35,234)
MINEBEA MITSUMI, Inc. ...... Merrill Lynch International & Co. (1,508,908) 03/15/28 0.00% 1D OBFR01 Monthly 64,179
Mitsubishi Corp. ............. Barclays Bank plc (1,150,765) 01/14/27 (0.15)% 1D P TONA Monthly 7,131
Mitsubishi HC Capital, Inc. ...... Citibank NA (2,410,162) 02/26/26 (0.25)% 1D P TONA Monthly (33,327)
Mitsubishi Motors Corp. ....... Merrill Lynch International & Co. (1,165,081) 03/15/28 (0.25)% 1D P TONA Monthly 16,546
Mitsui OSK Lines Ltd. ......... Citibank NA (2,107,158) 02/26/26 (0.21)% 1D P TONA Monthly (99,569)
Molina Healthcare, Inc. ........ Citibank NA (998,448) 02/24/28 (0.15)% 1D OBFR01 Monthly (60,146)
Moncler SpA ............... Barclays Bank plc (1,568,741) 03/15/27 (0.26)% 1D ESTR Monthly 60,224
Mondelez International, Inc. ..... Citibank NA (988,442) 02/24/28 (0.15)% 1D OBFR01 Monthly 8,736
Mondi plc ................. Citibank NA (1,178,180) 02/26/26 (0.25)% 1D SONIA Monthly (25,980)
Money Forward, Inc. .......... Barclays Bank plc (952,792) 01/14/27 (0.20)% 1D P TONA Monthly (61,709)
Mosaic Co. (The) ............ Citibank NA (1,395,968) 02/24/28 (0.15)% 1D OBFR01 Monthly 13,202
MTR Corp. Ltd. ............. Merrill Lynch International & Co. (1,907,006) 02/15/28 (0.30)% HONIA Monthly 32,256
Nagoya Railroad Co., Ltd. ...... Merrill Lynch International & Co. (7,382,795) 03/15/28 (0.25)% 1D P TONA Monthly (256,600)
NEC Corp. ................ Merrill Lynch International & Co. (1,025,754) 03/15/28 (0.15)% 1D P TONA Monthly 34,374
NEXTDC Ltd. .............. JPMorgan Chase Bank NA (2,029,329) 02/10/26 (0.25)% 1D AONIA Monthly 180,962
Nibe Industrier AB ........... Citibank NA (2,131,877) 02/26/26 (0.26)% TN STIBOR Monthly (24,711)
Nikkon Holdings Co. Ltd. ....... Barclays Bank plc (1,452,228) 01/14/27 (0.20)% 1D P TONA Monthly 19,166
Nikon Corp. ............... Citibank NA (1,198,428) 02/26/26 (0.25)% 1D P TONA Monthly (14,032)
Nippon Express Holdings, Inc. ... Citibank NA (1,129,293) 02/26/26 (0.15)% 1D P TONA Monthly (11,465)
Nippon Sanso Holdings Corp. ... Citibank NA (1,373,136) 02/26/26 (0.25)% 1D P TONA Monthly 1,916
Nippon Yusen KK ............ Citibank NA (1,656,139) 02/26/26 (0.25)% 1D P TONA Monthly (63,854)
Nipro Corp. ................ Merrill Lynch International & Co. (875,108) 03/15/28 0.00% 1D P TONA Monthly (11,265)
NiSource, Inc. .............. Citibank NA (2,176,125) 02/24/28 (0.15)% 1D OBFR01 Monthly (16,275)
Nissan Motor Co. Ltd. ......... Merrill Lynch International & Co. (721,577) 03/15/28 (0.25)% 1D P TONA Monthly 39,216
Nissin Foods Holdings Co. Ltd. .. Citibank NA (154,140) 02/26/26 (0.25)% 1D P TONA Monthly (142)
Nissin Foods Holdings Co. Ltd. .. Barclays Bank plc (1,169,981) 01/14/27 (0.15)% 1D P TONA Monthly (1,075)
Norfolk Southern Corp. ........ Citibank NA (3,353,400) 02/24/28 (0.15)% 1D OBFR01 Monthly 33,120
Northern Star Resources Ltd. .... JPMorgan Chase Bank NA (1,559,042) 02/10/26 (0.25)% 1D AONIA Monthly (24,747)
Norwegian Cruise Line Holdings Ltd. Citibank NA (1,674,630) 02/24/28 (0.15)% 1D OBFR01 Monthly 134,550
Obara Group, Inc. ........... Merrill Lynch International & Co. (3,641,659) 03/15/28 0.00% 1D P TONA Monthly 46,090
Occidental Petroleum Corp. ..... Citibank NA (1,220,181) 02/24/28 (0.15)% 1D OBFR01 Monthly (25,755)
OKUMA Corp. .............. Citibank NA (1,779,608) 02/26/26 (0.25)% 1D P TONA Monthly (7,006)
Open Text Corp. ............ Citibank NA (2,053,175) 02/24/28 (0.20)% 1D CORRA Monthly 79,608
ORLEN SA ................ JPMorgan Chase Bank NA (2,300,072) 02/11/26 (0.50)% 1D OBFR01 Monthly (123,991)
Orsted A/S ................ Merrill Lynch International & Co. (1,087,896) 02/15/28 (0.26)% 1W CIBOR Monthly 129,609
OSG Corp. ................ Merrill Lynch International & Co. (1,407,151) 03/15/28 0.00% 1D P TONA Monthly 37,874

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
PACCAR, Inc. .............. Citibank NA USD (1,274,753) 02/24/28 (0.15)% 1D OBFR01 Monthly $ 37,290
Panasonic Holdings Corp. ...... Merrill Lynch International & Co. (975,752) 03/15/28 (0.15)% 1D P TONA Monthly 56,602
Phillips 66 ................. Barclays Bank plc (993,223) 01/23/26 (0.15)% 1D OBFR01 Monthly (385)
Ping An Insurance Group Co. of
China Ltd. .............. Merrill Lynch International & Co. (62,079,076) 02/15/28 0.00% HONIA Monthly (117,379)
Pirelli & C SpA .............. Citibank NA (1,610,756) 02/26/26 (0.26)% 1D ESTR Monthly 2,594
Pool Corp. ................ Citibank NA (1,533,180) 02/24/28 (0.15)% 1D OBFR01 Monthly 23,430
Postal Savings Bank of China Co.
Ltd. ................... JPMorgan Chase Bank NA (1,238,615) 02/10/26 (0.30)% HONIA Monthly (1,107)
Public Service Enterprise Group, Inc. Citibank NA (1,703,192) 02/24/28 (0.15)% 1D OBFR01 Monthly 8,862
QIAGEN NV ............... Merrill Lynch International & Co. (4,208,153) 02/15/28 (0.15)% 1D OBFR01 Monthly 43,526
QUALCOMM, Inc. ........... Merrill Lynch International & Co. (1,115,168) 02/15/28 (0.15)% 1D OBFR01 Monthly 20,448
Quanta Computer, Inc. ........ Merrill Lynch International & Co. (6,078,230) 02/15/28 (0.50)% 1D OBFR01 Monthly 300,154
Quanta Services, Inc. ......... Citibank NA (2,035,241) 02/24/28 (0.15)% 1D OBFR01 Monthly 51,559
Reckitt Benckiser Group plc ..... Citibank NA (2,146,094) 02/26/26 (0.25)% 1D SONIA Monthly 1,731
Rentokil Initial plc ............ Barclays Bank plc (2,000,593) 03/26/27 (0.25)% 1D SONIA Monthly 7,188
Resonac Holdings Corp. ....... Merrill Lynch International & Co. (801,922) 03/15/28 (0.15)% 1D P TONA Monthly (23,648)
Restaurant Brands International, Inc. Citibank NA (1,916,417) 02/24/28 (0.20)% 1D CORRA Monthly 60,345
Rexel SA ................. Citibank NA (2,555,553) 02/26/26 (0.26)% 1D ESTR Monthly (13,498)
Roche Holding AG ........... Citibank NA (2,995,958) 02/26/26 (0.26)% SSARON Monthly (18,725)
ROCKWOOL A/S ............ Merrill Lynch International & Co. (1,012,106) 02/15/28 (0.26)% 1W CIBOR Monthly (3,263)
Royal Bank of Canada ........ Merrill Lynch International & Co. (1,598,763) 02/15/28 (0.20)% CABROVER Monthly (3,733)
Salmar ASA ............... Merrill Lynch International & Co. (1,870,177) 02/15/28 (0.26)% NOWA Monthly (24,486)
SBA Communications Corp. .... Citibank NA (2,649,757) 02/24/28 (0.15)% 1D OBFR01 Monthly (38,920)
SBI Holdings, Inc. ........... Citibank NA (911,259) 02/26/26 (0.24)% 1D P TONA Monthly (17,546)
SBI Holdings, Inc. ........... Merrill Lynch International & Co. (849,996) 03/15/28 (0.15)% 1D P TONA Monthly 44,026
SCOR SE ................. Barclays Bank plc (1,343,288) 03/15/27 (0.26)% 1D ESTR Monthly (13,319)
Seagate Technology Holdings plc . Citibank NA (1,187,970) 02/24/28 (0.15)% 1D OBFR01 Monthly 31,332
Seatrium Ltd. .............. JPMorgan Chase Bank NA (901,480) 02/10/26 (0.75)% 1D OBFR01 Monthly (26,707)
SEB SA .................. Barclays Bank plc (892,812) 03/15/27 (0.26)% 1D ESTR Monthly (6,312)
Sekisui Chemical Co. Ltd. ...... Citibank NA (1,546,213) 02/26/26 (0.25)% 1D P TONA Monthly (22,838)
Sembcorp Industries Ltd. ...... JPMorgan Chase Bank NA (1,384,551) 02/10/26 (0.30)% 1D OBFR01 Monthly (36,930)
Sembcorp Industries Ltd. ...... Merrill Lynch International & Co. (514,157) 02/15/28 (0.30)% 1D OBFR01 Monthly (1,453)
Seven Bank Ltd. ............ Barclays Bank plc (1,078,314) 01/14/27 (0.20)% 1D P TONA Monthly (21,973)
SGH Ltd. ................. JPMorgan Chase Bank NA (1,505,448) 02/10/26 (0.25)% 1D AONIA Monthly (719)
Shandong Gold Mining Co. Ltd. .. Merrill Lynch International & Co. (718,002) 02/15/28 0.00% HONIA Monthly (4,366)
Shiseido Co. Ltd. ............ Citibank NA (970,328) 02/26/26 (0.25)% 1D P TONA Monthly 33,120
Shopify, Inc. ............... Merrill Lynch International & Co. (1,498,047) 02/15/28 (0.20)% CABROVER Monthly 81,122
Siemens AG (Registered) ...... Citibank NA (1,501,873) 02/26/26 (0.26)% 1D ESTR Monthly (10,541)
SIG Group AG .............. Merrill Lynch International & Co. (1,255,968) 02/15/28 (0.26)% SSARON Monthly (170,424)
Sigma Foods SAB de CV ...... JPMorgan Chase Bank NA (947,075) 02/10/26 (0.50)% TIIEFONDEO Monthly 4,801
Singapore Airlines Ltd. ........ JPMorgan Chase Bank NA (1,009,605) 02/10/26 (0.30)% 1D OBFR01 Monthly (18,143)
Singapore Telecommunications Ltd. JPMorgan Chase Bank NA (1,287,273) 02/10/26 (0.30)% 1D OBFR01 Monthly (6,927)
Sino Land Co. Ltd. ........... Merrill Lynch International & Co. (2,312,191) 02/15/28 0.00% HONIA Monthly 69,902
SKY Perfect JSAT Holdings, Inc. . Merrill Lynch International & Co. (983,209) 03/15/28 (0.15)% 1D P TONA Monthly 63,031
SLC Agricola SA ............ Merrill Lynch International & Co. (1,094,827) 02/15/28 (0.40)% 1D OBFR01 Monthly 41,843
SMG Swiss Marketplace Group AG JPMorgan Chase Bank NA (327,413) 02/10/26 (0.26)% 1D OBFR01 Monthly (14,412)
Smiths Group plc ............ Citibank NA (1,367,317) 02/26/26 (0.25)% 1D SONIA Monthly 29,357
Smurfit WestRock plc ......... Barclays Bank plc (917,969) 01/23/26 (0.15)% 1D OBFR01 Monthly (13,978)
SoftBank Group Corp. ........ Merrill Lynch International & Co. (1,089,560) 03/15/28 (0.15)% 1D P TONA Monthly 12,312
Spirax Group plc ............ Barclays Bank plc (947,574) 03/26/27 (0.25)% 1D SONIA Monthly 6,185
SSE plc .................. JPMorgan Chase Bank NA (1,925,452) 02/11/26 (0.25)% 1D SONIA Monthly (14,632)
Standard Bank Group Ltd. ...... Merrill Lynch International & Co. (2,465,052) 02/15/28 (0.35)% 1M JIBAR Monthly (87,089)
Standard Chartered plc ........ Citibank NA (2,474,569) 02/26/26 (0.25)% 1D SONIA Monthly (21,596)
State Street SPDR Bloomberg High
Yield Bond ETF ........... Merrill Lynch International & Co. (927,099) 02/15/28 (0.56)% 1D OBFR01 Monthly (382)
Steadfast Group Ltd. ......... JPMorgan Chase Bank NA (1,096,307) 02/10/26 (0.25)% 1D AONIA Monthly (45,513)
Sugi Holdings Co. Ltd. ........ Citibank NA (1,199,559) 02/26/26 (0.25)% 1D OBFR01 Monthly (29,954)
Swiss Re AG ............... Citibank NA (1,564,640) 02/26/26 (0.26)% 1D OBFR01 Monthly (1,303)
Swisscom AG (Registered) ..... Citibank NA (2,796,525) 02/26/26 (0.26)% SSARON Monthly (36,268)
Synopsys, Inc. .............. Citibank NA (1,299,348) 02/24/28 (0.15)% 1D OBFR01 Monthly 31,104
Taiwan Mobile Co. Ltd. ........ JPMorgan Chase Bank NA (939,412) 02/10/26 (0.15)% 1D OBFR01 Monthly (25,655)
Taiyo Yuden Co. Ltd. ......... Merrill Lynch International & Co. (2,730,802) 03/15/28 (0.25)% 1D P TONA Monthly (14,044)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Targa Resources Corp. ........ Citibank NA USD (1,004,630) 02/24/28 (0.15)% 1D OBFR01 Monthly $ (10,120)
Teledyne Technologies, Inc. ..... Citibank NA (2,072,560) 02/24/28 (0.15)% 1D OBFR01 Monthly 29,640
Telstra Group Ltd. ........... JPMorgan Chase Bank NA (1,424,625) 02/10/26 (0.25)% 1D AONIA Monthly 25,245
TELUS Corp. .............. Citibank NA (3,090,483) 02/24/28 (0.23)% 1D CORRA Monthly (122,764)
Temenos AG (Registered) ...... Barclays Bank plc (980,175) 04/02/27 (0.26)% SSARON Monthly 5,547
Teradyne, Inc. .............. Barclays Bank plc (729,714) 01/23/26 (0.15)% 1D OBFR01 Monthly 13,542
TIS, Inc. .................. Citibank NA (1,268,111) 02/26/26 (0.25)% 1D P TONA Monthly (5,162)
TOPPAN Holdings, Inc. ........ Barclays Bank plc (1,777,633) 01/14/27 (0.19)% 1D P TONA Monthly 95,102
Tourmaline Oil Corp. .......... Citibank NA (2,706,785) 02/24/28 (0.20)% 1D CORRA Monthly (47,503)
Toyota Industries Corp. ........ Citibank NA (1,382,748) 02/26/26 (0.15)% 1D P TONA Monthly 11,013
Toyota Industries Corp. ........ Barclays Bank plc (834,220) 01/14/27 (0.20)% 1D P TONA Monthly 6,644
UDR, Inc. ................. Citibank NA (2,520,478) 02/24/28 (0.15)% 1D OBFR01 Monthly (39,786)
Unilever plc ................ Citibank NA (3,092,706) 02/26/26 (0.25)% 1D SONIA Monthly (4,277)
UNITE Group plc (The) ........ Citibank NA (3,119,184) 02/26/26 (0.25)% 1D SONIA Monthly (54,211)
United Overseas Bank Ltd. ..... Merrill Lynch International & Co. (2,372,709) 02/15/28 (0.30)% 1D OBFR01 Monthly (24,018)
Vanguard Intermediate-Term
Corporate Bond ETF ....... JPMorgan Chase Bank NA (155,021,318) 02/09/26 (0.47)% 1D OBFR01 Monthly 129,462
Vanguard Short-Term Corporate
Bond ETF ............... Barclays Bank plc (143,226,000) 01/23/26 (0.50)% 1D OBFR01 Monthly (288,000)
W R Berkley Corp. ........... Barclays Bank plc (2,387,480) 01/23/26 (0.15)% 1D OBFR01 Monthly 3,400
Wartsila OYJ Abp ............ Barclays Bank plc (1,547,911) 03/15/27 (0.26)% 1D ESTR Monthly 4,270
Waters Corp. ............... Citibank NA (1,459,732) 02/24/28 (0.15)% 1D OBFR01 Monthly 16,378
Western Digital Corp. ......... Merrill Lynch International & Co. (902,032) 02/15/28 (0.15)% 1D OBFR01 Monthly 23,455
Wharf Holdings Ltd. (The) ...... Merrill Lynch International & Co. (806,595) 02/15/28 (0.30)% HONIA Monthly 44,027
Wharf Real Estate Investment Co.
Ltd. ................... Merrill Lynch International & Co. (1,359,547) 02/15/28 (0.30)% HONIA Monthly (12,146)
Whitecap Resources, Inc. ...... Citibank NA (1,496,659) 02/24/28 (0.20)% 1D CORRA Monthly (26,564)
Willis Towers Watson plc ....... Citibank NA (3,024,840) 02/24/28 (0.15)% 1D OBFR01 Monthly 34,580
WW Grainger, Inc. ........... Barclays Bank plc (1,138,357) 01/23/26 (0.15)% 1D OBFR01 Monthly 28,402
Wynn Macau Ltd. ............ Merrill Lynch International & Co. (3,972,239) 02/15/28 (0.85)% HONIA Monthly 135,924
XPeng, Inc. ................ Merrill Lynch International & Co. (1,089,180) 02/15/28 (0.30)% HONIA Monthly (102,495)
Yakult Honsha Co. Ltd. ........ Citibank NA (2,393,203) 02/26/26 (0.25)% 1D P TONA Monthly (26,244)
Yamaha Motor Co. Ltd. ........ Citibank NA (414,313) 02/26/26 (0.25)% 1D P TONA Monthly 13,832
Yamaha Motor Co. Ltd. ........ Barclays Bank plc (996,045) 01/14/27 (0.20)% 1D P TONA Monthly 37,118
Yokogawa Electric Corp. ....... Merrill Lynch International & Co. (997,389) 03/15/28 0.00% 1D P TONA Monthly 9,616
Zijin Mining Group Co. Ltd. ..... Merrill Lynch International & Co. (1,153,360) 02/15/28 (0.15)% HONIA Monthly (18,719)
      Total short positions of equity swaps (148,398)
Total long and short position of equity swaps (2,032,738)
Net dividends and financing fees (1,159,306)
Total equity swap contracts including dividends and financing fees $ (3,192,044)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.06%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.01
1-day EFFR ......................................... Effective Federal Funds Rate 3.64
1-day ESTR ......................................... Euro Short-Term Rate 1.92
1-day IBR ........................................... Colombian Reference Banking Indicator 8.75
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5.67
1-day SOFR ......................................... Secured Overnight Financing Rate 3.79
1-day SONIA ......................................... Sterling Overnight Index Average 3.73
1-day SORA ......................................... Singapore Overnight Rate Average 0.89
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1.25

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
Reference Index Reference Rate
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 7.30%
1-day TONAR ........................................ Tokyo Overnight Average Rate 0.73
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2.20
3-mo. BBR .......................................... Australian Bank Bill Rate 3.74
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2.81
3-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2.03
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 2.93
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6.75
3-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3.52
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3.89
6-mo. BBR .......................................... Australian Bank Bill Rate 4.12
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6.39
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2.11
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3.54
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3.77
Balances Reported in the Consolidated Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 36,070,350 $ (123,285,069) $ 560,434,033 $ (318,104,700) $ —
OTC Swaps ..................................................... 87,494,199 (43,775,261) 38,527,791 (79,544,963) —
Options Written ................................................... N/A N/A 31,462,125 (21,437,833) (145,225,809)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ 26,046 $ — $ 4,724,109 $ — $ 27,618,670 $ — $ 32,368,825
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 118,512,940 — — 118,512,940
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ 295,000 1,047,535 11,391,117 15,204,714 53,456,823 — 81,395,189
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 16,193,778 — — 536,039,374 8,200,881 560,434,033
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 104,059,346 11,988,462 — 9,974,182 — 126,021,990
$ 321,046 $ 121,300,659 $ 28,103,688 $ 133,717,654 $ 627,089,049 $ 8,200,881 $ 918,732,977
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ 1,491,029 $ — $ 155,048 $ — $ 13,196,718 $ — $ 14,842,795
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 115,492,294 — — 115,492,294
Options written
(b)
Options written at value ..................... — 2,830,172 5,691,268 8,607,504 128,096,865 — 145,225,809
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 13,943,549 — — 296,183,063 7,978,088 318,104,700
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 62,891,188 14,848,958 — 45,580,078 — 123,320,224
$ 1,491,029 $ 79,664,909 $ 20,695,274 $ 124,099,798 $ 483,056,724 $ 7,978,088 $ 716,985,822

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended December 31, 2025, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ 10,501,519 $ — $ 40,100,492 $ — $ 83,242,307 $ — $ 133,844,318
Forward foreign currency exchange contracts .... — — — (1,101,771,931) — — (1,101,771,931)
Options purchased
(a)
..................... (6,599,033) (8,143,162) (89,590,813) (113,553,084) (88,130,508) — (306,016,600)
Options written ........................ 2,106,536 4,471,674 63,895,961 99,319,707 129,408,402 313,518 299,515,798
Swaps .............................. — (2,330,870) (100,095,054) — (109,350,960) 3,359,522 (208,417,362)
$ 6,009,022 $ (6,002,358) $ (85,689,414) $ (1,116,005,308) $ 15,169,241 $ 3,673,040 $ (1,182,845,777)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ (1,516,431) $ — $ 1,449,049 $ — $ (108,182,233) $ — $ (108,249,615)
Forward foreign currency exchange contracts .... — — — (197,333,436) — — (197,333,436)
Options purchased
(b)
..................... 600,541 (3,239,716) 3,777,704 (2,506,153) 10,381,993 367,546 9,381,915
Options written ........................ — 1,571,163 7,344,222 (402,729) 46,578,070 — 55,090,726
Swaps .............................. — 3,031,807 (11,713,268) — 336,782,860 (573,200) 327,528,199
$ (915,890) $ 1,363,254 $ 857,707 $ (200,242,318) $ 285,560,690 $ (205,654) $ 86,417,789
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 7,496,457,766
Average notional value of contracts — short ................................................................................. 12,002,878,797
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 20,635,884,647
Average amounts sold — in USD ........................................................................................ 5,332,638,917
Options
Average value of option contracts purchased ................................................................................ 70,172,772
Average value of option contracts written ................................................................................... 36,383,128
Average notional value of swaption contracts purchased ......................................................................... 15,172,433,013
Average notional value of swaption contracts written ........................................................................... 32,150,755,781
Structured options:
Average notional value ............................................................................................... 3,003,580
Credit default swaps
Average notional value — buy protection ................................................................................... 4,777,301,049
Average notional value — sell protection ................................................................................... 1,679,137,586
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 25,381,994,775
Average notional value — receives fixed rate ................................................................................ 45,481,727,548
Inflation swaps
Average notional value — pays fixed rate ................................................................................... 1,447,796,107
Average notional value — receives fixed rate ................................................................................ 1,146,897,556
Equity swaps:
Average notional value — long .......................................................................................... 455,284,460
Average notional value — short ......................................................................................... 1,025,679,895
Total return swaps
Average notional value ............................................................................................... 34,364,609

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ 2,951,837
Futures contracts .................................................................................... $ 16,611,144 $ 4,917,666
Forward foreign currency exchange contracts ................................................................. 118,512,940 115,492,294
Options
(a)(b)
........................................................................................ 81,395,189 145,225,809
Swaps — centrally cleared .............................................................................. — 9,870,073
Swaps — OTC
(c)
..................................................................................... 126,021,990 122,160,918
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities ...................................
$ 342,541,263 $ 397,666,760
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(27,443,086) (20,229,237)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 315,098,177 $ 377,437,523
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statements of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA ............................... $ 29,628,498 $ (29,628,498) $ — $ — $ —
Bank of Montreal ................................. 42 (42) — — —
Barclays Bank plc ................................ 13,863,015 (13,863,015) — — —
BNP Paribas SA ................................. 42,639,051 (20,868,858) — (13,460,000) 8,310,193
Canadian Imperial Bank of Commerce .................. 3,292,084 — — — 3,292,084
Citibank NA ..................................... 17,343,817 (17,343,817) — — —
Citigroup Global Markets, Inc. ........................ 958,034 (310,505) — (647,529) —
Commonwealth Bank of Australia ...................... 468,371 (399,287) — — 69,084
Credit Agricole Corporate & Investment Bank SA ............ 4,792,490 (467,601) — (4,324,889) —
Deutsche Bank AG ................................ 18,369,312 (18,369,312) — — —
Goldman Sachs International ......................... 73,937,683 (68,724,171) — — 5,213,512
HSBC Bank plc .................................. 3,469,097 (3,469,097) — — —
JPMorgan Chase Bank NA .......................... 41,591,459 (41,591,459) — — —
Merrill Lynch International & Co. ....................... 4,466,341 (4,466,341) — — —
Morgan Stanley & Co. International plc .................. 14,052,969 (14,052,969) — — —
Natwest Markets plc ............................... 411,034 (411,034) — — —
Nomura International plc ............................ 4,531,986 (4,531,986) — — —
Royal Bank of Canada ............................. 5,923,112 (1,226,287) — — 4,696,825
Societe Generale SA .............................. 8,079,460 (681,232) — — 7,398,228
Standard Chartered Bank ........................... 8,365,842 (513,595) — — 7,852,247
State Street Bank and Trust Co. ....................... 372,303 (78,756) — — 293,547
Toronto Dominion Bank ............................. 1,964,697 (47,915) — — 1,916,782
UBS AG ....................................... 16,518,863 (4,166,328) (1,322,931) (6,597,000) 4,432,604
Wells Fargo Bank NA .............................. 58,617 (58,617) — — —
$ 315,098,177 $ (245,270,722) $ (1,322,931) $ (25,029,418) $ 43,475,106

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA ............................... $ 55,447,585 $ (29,628,498) $ (14,464,117) $ (11,354,970) $ —
Bank of Montreal ................................. 731 (42) — — 689
Barclays Bank plc ................................ 15,488,999 (13,863,015) — — 1,625,984
BNP Paribas SA ................................. 20,868,858 (20,868,858) — — —
Citibank NA ..................................... 37,794,344 (17,343,817) (20,450,527) — —
Citigroup Global Markets, Inc. ........................ 310,505 (310,505) — — —
Commonwealth Bank of Australia ...................... 399,287 (399,287) — — —
Credit Agricole Corporate & Investment Bank SA ............ 467,601 (467,601) — — —
Deutsche Bank AG ................................ 35,691,317 (18,369,312) (16,432,005) (890,000) —
Goldman Sachs International ......................... 68,724,171 (68,724,171) — — —
HSBC Bank plc .................................. 4,399,407 (3,469,097) — — 930,310
JPMorgan Chase Bank NA .......................... 55,174,845 (41,591,459) (3,999,193) — 9,584,193
JPMorgan Securities LLC ........................... 656,088 — (517,721) — 138,367
Merrill Lynch International & Co. ....................... 4,648,093 (4,466,341) — — 181,752
Morgan Stanley & Co. International plc .................. 60,587,087 (14,052,969) (15,199,325) — 31,334,793
Natwest Markets plc ............................... 3,321,198 (411,034) — — 2,910,164
Nomura International plc ............................ 5,090,657 (4,531,986) (558,671) — —
Royal Bank of Canada ............................. 1,226,287 (1,226,287) — — —
Societe Generale SA .............................. 681,232 (681,232) — — —
Standard Chartered Bank ........................... 513,595 (513,595) — — —
State Street Bank and Trust Co. ....................... 78,756 (78,756) — — —
Toronto Dominion Bank ............................. 47,915 (47,915) — — —
UBS AG ....................................... 4,166,328 (4,166,328) — — —
Wells Fargo Bank NA .............................. 1,652,637 (58,617) — — 1,594,020
$ 377,437,523 $ (245,270,722) $ (71,621,559) $ (12,244,970) $ 48,300,272
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Australia ............................................. $ — $ 90,637,611 $ — $ 90,637,611
Bermuda ............................................. — 49,092,222 — 49,092,222
Cayman Islands ........................................ — 2,784,408,253 26,170,001 2,810,578,254
France .............................................. — 41,042,003 — 41,042,003
Germany ............................................ — 2,519,248 — 2,519,248
Ireland .............................................. — 652,778,408 — 652,778,408
Italy ................................................ — 131,719,618 — 131,719,618
Jersey, Channel Islands ................................... — 333,540,962 — 333,540,962
Luxembourg .......................................... — 130,837,439 — 130,837,439
Netherlands ........................................... — 55,120,088 — 55,120,088
Portugal ............................................. — 33,108,019 — 33,108,019
Singapore ............................................ — — 6,787,573 6,787,573
Spain ............................................... — 61,486,587 — 61,486,587
Switzerland ........................................... — 510,020 — 510,020
United Kingdom ........................................ — 292,897,972 48,114,941 341,012,913

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Level 1 Level 2 Level 3 Total
United States .......................................... $ — $ 3,005,351,629 $ 113,495,827 $ 3,118,847,456
Common Stocks
Austria .............................................. — 470,785 — 470,785
Belgium ............................................. — 1,554,275 — 1,554,275
Brazil ............................................... 1,883,707 4,806,557 — 6,690,264
Canada ............................................. 28,798,594 — — 28,798,594
Chile ............................................... — — 1,905,297 1,905,297
China ............................................... 7,924,750 16,045,528 — 23,970,278
Colombia ............................................ 1,189,889 — — 1,189,889
Czech Republic ........................................ — 1,731,297 — 1,731,297
Egypt ............................................... — 630,575 — 630,575
France .............................................. — 3,053,889 — 3,053,889
Georgia ............................................. — 2,007,793 — 2,007,793
Germany ............................................ 323,851 15,901,494 69 16,225,414
Greece .............................................. 4,544,599 1,281,938 — 5,826,537
Hungary ............................................. — 3,356,760 — 3,356,760
India ............................................... 2,412,550 5,644,759 — 8,057,309
Indonesia ............................................ — 5,977,313 — 5,977,313
Israel ............................................... — — 17,554 17,554
Italy ................................................ — 18,803,130 — 18,803,130
Japan ............................................... 8,664,454 — — 8,664,454
Kazakhstan ........................................... 1,605,415 1,162,360 — 2,767,775
Luxembourg .......................................... — 1,741,447 — 1,741,447
Malaysia ............................................. — 2,099,506 — 2,099,506
Mexico .............................................. 6,208,418 — — 6,208,418
Philippines ........................................... 845,264 1,813,658 — 2,658,922
Poland .............................................. — 8,353,772 — 8,353,772
Republic of Turkiye ...................................... 3,121,771 6,348,282 — 9,470,053
Romania ............................................. — 1,138,325 — 1,138,325
Singapore ............................................ 382,965 — — 382,965
South Korea .......................................... — 5,342,312 — 5,342,312
Spain ............................................... — 10,306,049 — 10,306,049
Sweden ............................................. — 1,380,171 — 1,380,171
Taiwan .............................................. — 505,091 — 505,091
Thailand ............................................. — 4,113,783 — 4,113,783
United Kingdom ........................................ 11,928,747 1,873,917 55 13,802,719
United States .......................................... 642,200,389 9,113,597 211,781,699 863,095,685
Corporate Bonds
Angola .............................................. — 3,562,955 — 3,562,955
Argentina ............................................ — 13,268,499 — 13,268,499
Australia ............................................. — 298,515,438 45,491,631 344,007,069
Austria .............................................. — 35,314,695 — 35,314,695
Belgium ............................................. — 37,163,749 — 37,163,749
Brazil ............................................... — 117,204,966 — 117,204,966
Canada ............................................. — 424,724,706 — 424,724,706
Chile ............................................... — 74,198,784 — 74,198,784
China ............................................... — 295,699,353 — 295,699,353
Colombia ............................................ — 42,974,876 — 42,974,876
Cyprus .............................................. — 8,186,640 — 8,186,640
Czech Republic ........................................ — 59,098,736 — 59,098,736
Denmark ............................................. — 55,092,180 — 55,092,180
Finland .............................................. — 41,853,882 — 41,853,882
France .............................................. — 1,026,943,910 17,673,283 1,044,617,193
Germany ............................................ — 799,179,093 27,507,231 826,686,324
Greece .............................................. — 68,854,818 — 68,854,818
Hong Kong ........................................... — 151,473,566 — 151,473,566
India ............................................... — 384,773,711 — 384,773,711
Indonesia ............................................ — 102,923,306 — 102,923,306
Ireland .............................................. — 50,270,432 — 50,270,432
Israel ............................................... — 28,330,273 — 28,330,273
Italy ................................................ — 559,347,114 39,662,980 599,010,094
Jamaica ............................................. — 1,352,683 150,620 1,503,303
Japan ............................................... — 224,112,456 — 224,112,456
Jersey, Channel Islands ................................... — 33,831,440 — 33,831,440
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
Jordan .............................................. $ — $ 816,839 $ — $ 816,839
Kazakhstan ........................................... — 6,298,043 — 6,298,043
Kuwait .............................................. — 5,424,986 — 5,424,986
Luxembourg .......................................... — 288,311,452 — 288,311,452
Macau .............................................. — 83,512,699 — 83,512,699
Mauritius ............................................. — 50,132,000 64,470,544 114,602,544
Mexico .............................................. — 124,663,408 — 124,663,408
Netherlands ........................................... — 235,006,723 26,970,114 261,976,837
Nigeria .............................................. — 10,181,535 — 10,181,535
Pakistan ............................................. — 684,404 — 684,404
Panama ............................................. — 719,469 — 719,469
Peru ................................................ — 1,417,489 — 1,417,489
Philippines ........................................... — 65,729,746 — 65,729,746
Portugal ............................................. — 124,009,665 — 124,009,665
Qatar ............................................... — 25,258,850 — 25,258,850
Republic of Turkiye ...................................... — 11,026,099 — 11,026,099
Saudi Arabia .......................................... — 110,277,072 — 110,277,072
Singapore ............................................ — 82,336,281 14,060,139 96,396,420
Slovenia ............................................. — 4,999,415 — 4,999,415
South Africa ........................................... — 26,425,649 — 26,425,649
South Korea .......................................... — 23,751,485 — 23,751,485
Spain ............................................... — 456,300,159 — 456,300,159
Sweden ............................................. — 53,287,287 — 53,287,287
Switzerland ........................................... — 201,788,285 — 201,788,285
Taiwan .............................................. — 36,764,949 — 36,764,949
Thailand ............................................. — 64,578,337 — 64,578,337
Ukraine ............................................. — 37,308,157 — 37,308,157
United Arab Emirates .................................... — 29,131,613 — 29,131,613
United Kingdom ........................................ — 1,192,845,227 5,047,445 1,197,892,672
United States .......................................... — 5,257,863,302 645,244,977 5,903,108,279
Uzbekistan ........................................... — 19,871,512 — 19,871,512
Vietnam ............................................. — 10,715,576 — 10,715,576
Zambia .............................................. — 5,738,850 — 5,738,850
Fixed Rate Loan Interests
Australia ............................................. — 16,042,927 — 16,042,927
France .............................................. — 9,368,643 — 9,368,643
Jersey, Channel Islands ................................... — 2,170 — 2,170
United States .......................................... — 4,220,815 74,648,279 78,869,094
Floating Rate Loan Interests
Australia ............................................. — — 44,900,712 44,900,712
Austria .............................................. — 3,559,657 — 3,559,657
Belgium ............................................. — 7,090,882 — 7,090,882
Canada ............................................. — 20,477,884 — 20,477,884
Cayman Islands ........................................ — 212,633 15,197,331 15,409,964
Finland .............................................. — 10,675,069 — 10,675,069
France .............................................. — 54,784,713 — 54,784,713
Germany ............................................ — 44,673,494 21,246,643 65,920,137
Ireland .............................................. — 1,511,110 12,305,442 13,816,552
Jersey, Channel Islands ................................... — 3,523,626 21,169,460 24,693,086
Luxembourg .......................................... — 114,859,430 39,045,758 153,905,188
Netherlands ........................................... — 52,858,667 33,668,094 86,526,761
New Zealand .......................................... — — 14,106,297 14,106,297
Norway .............................................. — 1,817,990 — 1,817,990
Spain ............................................... — 28,301,917 75,847,496 104,149,413
Sweden ............................................. — 13,344,465 — 13,344,465
United Kingdom ........................................ — 135,354,098 117,978,940 253,333,038
United States .......................................... — 676,115,209 378,581,116 1,054,696,325
Foreign Agency Obligations ................................. — 484,336,416 — 484,336,416
Foreign Government Obligations .............................. — 7,058,409,842 — 7,058,409,842
Grantor Trust ........................................... 100,685,235 — — 100,685,235
Investment Companies .................................... 867,661,973 — — 867,661,973
Municipal Bonds ......................................... — 900,919,849 — 900,919,849
Non-Agency Mortgage-Backed Securities
Australia ............................................. — 71,073,772 — 71,073,772
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Level 1 Level 2 Level 3 Total
Ireland .............................................. $ — $ 226,316,906 $ — $ 226,316,906
Italy ................................................ — 31,525,279 — 31,525,279
Luxembourg .......................................... — 8,301,758 — 8,301,758
Netherlands ........................................... — 32,174,471 — 32,174,471
Spain ............................................... — 5,046,721 — 5,046,721
United Kingdom ........................................ — 631,298,628 — 631,298,628
United States .......................................... — 5,267,184,688 136,545,601 5,403,730,289
Preferred Securities
Brazil ............................................... 45,351 — 11,642,609 11,687,960
China ............................................... — — 76,668,753 76,668,753
Denmark ............................................. — 5,168,512 — 5,168,512
Finland .............................................. — — 9,185,632 9,185,632
France .............................................. — 43,320,190 — 43,320,190
Germany ............................................ — 67,642,995 — 67,642,995
Italy ................................................ — 22,070,001 — 22,070,001
Japan ............................................... — 8,189,301 — 8,189,301
Luxembourg .......................................... — 2,610,555 — 2,610,555
Netherlands ........................................... — 3,409,983 — 3,409,983
Norway .............................................. — 13,402,307 — 13,402,307
Spain ............................................... — 5,416,959 — 5,416,959
Sweden ............................................. — 15,155,553 1 15,155,554
Switzerland ........................................... — 36,742,119 — 36,742,119
United Kingdom ........................................ — 13,457,362 4,257,531 17,714,893
United States .......................................... 27,513,603 138,135,737 550,925,627 716,574,967
U.S. Government Sponsored Agency Securities .................... 20,925,000 22,412,201,795 — 22,433,126,795
U.S. Treasury Obligations ................................... — 753,801,895 — 753,801,895
Warrants .............................................. 434,227 10,561 43,217,405 43,662,193
Short-Term Securities
Borrowed Bond Agreements ................................. — 275,249,376 — 275,249,376
Foreign Government Obligations .............................. — 158,667,120 — 158,667,120
Money Market Funds ...................................... 530,143,767 — — 530,143,767
Options Purchased
Commodity contracts ...................................... 295,000 — — 295,000
Credit contracts .......................................... — 1,047,535 — 1,047,535
Equity contracts .......................................... 6,586,101 4,805,016 — 11,391,117
Foreign currency exchange contracts ........................... — 15,204,714 — 15,204,714
Interest rate contracts ...................................... — 53,456,823 — 53,456,823
Unfunded Floating Rate Loan Interests
(a)
........................... — 4,125 420,247 424,372
Liabilities
Investments
Borrowed Bonds ......................................... — (275,807,704) — (275,807,704)
TBA Sale Commitments .................................... — (11,543,394,181) — (11,543,394,181)
Unfunded Floating Rate Loan Interests
(a)
........................... — (291) (170,321) (170,612)
$ 2,276,325,620 $ 49,532,389,353 $ 2,975,940,633 $ 54,784,655,606
Investments valued at NAV
(b)
...................................... 33,042,482
$ 54,817,698,088
Derivative Financial Instruments
(c)
Assets
Commodity contracts ....................................... $ 26,046 $ — $ — $ 26,046
Credit contracts ........................................... — 32,758,925 — 32,758,925
Equity contracts ........................................... 4,724,109 11,988,462 — 16,712,571
Foreign currency exchange contracts ............................ — 118,512,940 — 118,512,940
Interest rate contracts ....................................... 27,618,670 546,013,556 — 573,632,226
Other contracts ........................................... — 8,200,881 — 8,200,881
Liabilities
Commodity contracts ....................................... (1,491,029) — — (1,491,029)
Credit contracts ........................................... — (35,889,648) — (35,889,648)
Equity contracts ........................................... (3,487,789) (17,207,485) — (20,695,274)
Foreign currency exchange contracts ............................ — (124,099,798) — (124,099,798)
Interest rate contracts ....................................... (13,196,718) (469,860,006) — (483,056,724)
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
Other contracts ........................................... $ — $ (7,978,088) $ — $ (7,978,088)
$ 14,193,289 $ 62,439,739 $ — $ 76,633,028
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $1,241,495,594 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 ........................................... $ 107,769,299 $ 141,894,095 $ 774,748,306 $ 145,481,364 $ 711,524,447
Transfers into Level 3 ......................................................... 5,696 — — — 7,769,751
Transfers out of Level 3 ........................................................ (11,793,600) — (44,503,351) (2,016) (8,834,267)
Other
(a)
................................................................... 15,284,033 (1,076,126) (15,284,033) — —
Accrued discounts/premiums ..................................................... 20,008 — 2,793,397 42,640 2,793,212
Net realized gain (loss) ........................................................ (429,568) (66,427) 403,855 35,963 (25,834,435)
Net change in unrealized appreciation (depreciation)
(b)(c)
................................... 5,803,785 (16,668,465) (165,401,036) 4,898,140 (57,825,741)
Purchases ................................................................. 119,302,347 102,372,394 510,953,758 48,655,032 629,968,003
Sales .................................................................... (41,393,658) (12,750,797) (177,431,932) (124,462,844) (485,513,681)
Closing balance, as of December 31, 2025 ............................................
$ 194,568,342 $ 213,704,674 $ 886,278,964 $ 74,648,279 $ 774,047,289
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025
(c)
.....
$ 5,8 17 , 098 $ (16,668,465) $ (67,115,662) $ 881,299 $ (64, 682 , 185 )
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Commitments
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 ............................... $ 102,377,485 $ 534,633,110 $ 3,696,632 $ 121,784 $ 35,428,726 $ 2,557,675,248
Transfers into Level 3 ............................................. — — — — 6,192,944 13,968,391
Transfers out of Level 3 ............................................ — — — — — (65,133,234)
Other
(a)
....................................................... — 1,076,126 — — — —
Accrued discounts/premiums ......................................... 2,589,260 — — — — 8,238,517
Net realized gain (loss) ............................................ — (8,457,534) — — 7,766 (34,340,380)
Net change in unrealized appreciation (depreciation)
(b)(c)
....................... 1,151,871 98,351,986 (3,696,632) 128,142 6,690,540 (126,567,410)
Purchases ..................................................... 82,011,718 115,175,755 — — 1 1,608,439,008
Sales ........................................................ (51,584,733) (88,099,290) — — (5,102,572) (986,339,507)
Closing balance, as of December 31, 2025 ................................
$ 136,545,601 $ 652,680,153
$ —
$ 249,926 $ 43,217,405 $ 2,975,940,633
Net change in unrealized appreciation (depreciation) on investments still held at December
31, 2025
(c)
...................................................
$ 72,293 $ 102,498,527
$ —
$ 128,142 $ 11 , 184 , 117 $ ( 27 , 884 , 83 6 )
(a)
Certain Level 3 investments were re-classified between Asset-Backed Securities, Common Stocks, Corporate Bonds and Preferred Securities.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statements of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(continued)
December 31, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $366,532,257.
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 167,271,349 Income Discount Rate 7% - 8% 8%
Common Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 211,799,121 Market Revenue Multiple 1.00x - 7.50x 3.66x
Volatility 45% - 80% 62%
Time to Exit 0.4 - 5.0 years 1.7 years
EBITDA Multiple 2.50x - 42.67x 35.46x
Discount for Lack of
Marketability 6% - 10% 10%
NAV Multiple 1.00x —
Risk Free Rate 4% —
Income Discount Rate 10% - 15% 13%
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 797,465,0 50 Income Discount Rate 5% - 47% 11%
Market Revenue Multiple 0.80x —
Direct Profit Multiple 2.00x —
Time to Exit 0.6 - 1.0 years 0.7 years
Volatility 60% - 60% 60%
Fixed Rate Loan Interests . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 62,600,633 Income Discount Rate 8% - 11% 11%
Floating Rate Loan Interests . . . . . . . . . . . . . . . . . . . . . . . . . . . . 658,349,331 Income Discount Rate 4% - 21% 9%
Market EBITDA Multiple 9.75x —
Revenue Multiple 0.63x —
Non-Agency Mortgage-Backed Securities . . . . . . . . . . . . . . . . . . 23,068,737 Income Discount Rate 8% —
Preferred Stock . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 649,610,769 Market Revenue Multiple 1.00x - 50.52x 19.31x
Volatility 36% - 80% 71%
Time to Exit 1.0 - 4.0 years 3.0 years
Gross Profit Multiple 13.50x —
EBITDAR Multiple 8.25x —
EBITDA Multiple 8.50x-10.25x 9.73x
Market Adjustment Multiple 0.20x - 0.85x 0.82x
Income Discount Rate 10% - 15% 13%
Warrants . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 39,243,387 Market Revenue Multiple 3.15x - 13.50x 11.32x
Volatility 45% - 80% 70%
Time to Exit 0.4 - 5.2 years 3.6 years
Discount for Lack of
Marketability 6% —
EBITDA Multiple 12.00x —
Income Risk Free Rate 4% —
$ 2, 6 0 9 , 408 , 376

Consolidated Statements of Assets and Liabilities

December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock
Inflation
Protected Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 1,989,001,545 $ 65,336,579,924
Investments, at value — affiliated
(c)
........................................................................... 5,862,041 1,300,066,289
Cash .............................................................................................. 158,442 12,624,660
Cash pledged:
Collateral — borrowed bond agreements ...................................................................... — 2,334,000
Collateral — OTC derivatives ............................................................................. — 43,707,708
Futures contracts ..................................................................................... 3,284,820 230,586,699
Centrally cleared swaps ................................................................................. 5,002,000 418,106,573
Foreign currency, at value
(d)
................................................................................ 1,043,237 168,378,711
Receivables: – –
Investment s sold ..................................................................................... 25,070,780 171,489,055
Reverse repurchase agreements .......................................................................... — 126,217,082
Securities lending income — affiliated ....................................................................... — 160,651
Swaps   ........................................................................................... — 16,398
TBA sale commitments ................................................................................. 15,092,031 11,495,836,330
Capital shares sold .................................................................................... 5,885,986 96,089,254
Foreign withholding tax claims ............................................................................ — 26,101
Dividends — unaffiliated ................................................................................ — 570,115
Dividends — affiliated .................................................................................. 15,593 398,494
Interest — unaffiliated .................................................................................. 9,912,906 470,858,907
From the Manager .................................................................................... 164,704 —
Variation margin on futures contracts ........................................................................ 191,307 16,611,144
Variation margin on centrally cleared swaps ................................................................... 298,532 —
Swap premiums paid .................................................................................... — 87,494,199
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 265,614 118,512,940
OTC swaps ......................................................................................... — 38,527,791
Unfunded floating rate loan interests ........................................................................ — 424,372
Prepaid e xpenses ...................................................................................... 65,392 668,366
Other assets .......................................................................................... — 4,247
Total a ssets ..........................................................................................
2,061,314,930 80,136,290,010
LIABILITIES
Investments sold short, at value
(e)
............................................................................ 2,308,125 —
Cash received:
Collateral — reverse repurchase agreements ................................................................... — 177,208
Collateral — OTC derivatives ............................................................................. — 28,472,160
Collateral — TBA commitments ............................................................................ — 39,477,129
Borrowed bonds, at value
(f)
................................................................................ — 275,807,704
Collateral on securities loaned .............................................................................. — 410,772,520
Options written, at value
(g)
................................................................................. 633,543 145,225,809
TBA sale commitments, at value
(h)
........................................................................... 15,231,570 11,543,394,181
Reverse repurchase agreements, at value ...................................................................... 117,254,125 1,241,495,594

Consolidated Statements of Assets and Liabilities
(continued)
December 31, 2025

Consolidated Statements of Assets and Liabilities
See notes to consolidated financial statements.
BlackRock
Inflation
Protected Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
Payables: – –
Investments purchased ................................................................................. 126,603,541 20,507,543,880
Reverse repurchase agreements .......................................................................... — 124,110,921
Swaps   ........................................................................................... 228,618 25,220
Bank borrowings ..................................................................................... — 153,665,373
Accounting services fees ................................................................................ 26,528 383,296
Administration fees .................................................................................... 60,307 1,950,700
Capital shares redeemed ................................................................................ 12,634,534 98,884,926
Custodian fees ....................................................................................... 10,235 617,057
Deferred capital gain tax ................................................................................ — 2,557,973
Income dividend distributions ............................................................................. 971,592 14,698,332
Interest expense ..................................................................................... 389,355 3,407,332
Investment advisory fees ................................................................................ 324,455 16,896,094
Trustees' and Officer's fees .............................................................................. 1,439 1,167,712
Other affiliate fees .................................................................................... 4,454 65,490
Professional fees ..................................................................................... 32,762 786,829
Registration fees ..................................................................................... 3,440 —
Service and distribution fees .............................................................................. 73,114 287,792
Transfer agent fees ................................................................................... 596,338 6,877,755
Other accrued expenses ................................................................................ 44,735 756,505
Variation margin on futures contracts ........................................................................ 63,692 4,917,666
Variation margin on centrally cleared swaps ................................................................... — 9,870,073
Swap premiums received ................................................................................. — 43,775,261
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 111,180 115,492,294
OTC swaps ......................................................................................... — 79,544,963
Unfunded floating rate loan interests ........................................................................ — 170,612
Total li abilities .........................................................................................
277,607,682 34,873,276,361
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 1,783,707,248 $ 45,263,013,649
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 2,201,474,439 $ 47,243,531,956
Accumulated loss ...................................................................................... (417,767,191) (1,980,518,307)
NET ASSETS .........................................................................................
$ 1,783,707,248 $ 45,263,013,649
(a)
  Investments, at cost — unaffiliated ................................................................... $ 2,031,531,553 $ 64,604,812,517
(b)
  Securities loaned, at value ........................................................................ $ — $ 400,579,777
(c)
  Investments, at cost — affiliated ..................................................................... $ 5,862,041 $ 1,293,223,054
(d)
  Foreign currency, at cost ......................................................................... $ 1,041,732 $ 173,466,286
(e)
  Proceeds received from short sales .................................................................. $ 2,317,692 $ —
(f)
  Proceeds received from borrowed bonds ............................................................... $ — $ 299,152,768
(g)
  Premiums received ............................................................................. $ 664,392 $ 155,250,101
(h)
  Proceeds received from TBA sale commitments ........................................................... $ 15,092,031 $ 11,495,836,330

Consolidated Statements of Assets and Liabilities
(continued)
December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

See notes to consolidated financial statements.
BlackRock
Inflation
Protected Bond
Portfolio
BlackRock
Strategic Income
Opportunities
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 992,867,145 $ 29,424,180,373
Shares outstanding ...................................................................................
101,151,395 3,010,139,213
Net asset value .....................................................................................
$ 9.82 $ 9.78
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor A
Net assets .........................................................................................
$ 240,312,177 $ 902,026,382
Shares outstanding ...................................................................................
25,211,369 92,319,196
Net asset value .....................................................................................
$ 9.53 $ 9.77
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor C
Net assets .........................................................................................
$ 12,901,406 $ 73,862,567
Shares outstanding ...................................................................................
1,422,792 7,560,877
Net asset value .....................................................................................
$ 9.07 $ 9.77
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Class K
Net assets .........................................................................................
$ 537,626,520 $ 14,862,944,327
Shares outstanding ...................................................................................
55,609,021 1,519,369,477
Net asset value .....................................................................................
$ 9.67 $ 9.78
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001

Consolidated Statements of Operations
Year Ended December 31, 2025

Consolidated Statements of Operations
BlackRock
Inflation Protected
Bond Portfolio
BlackRock
Strategic Income
Opportunities
Portfolio
INVESTMENT INCOME – –
Dividends — unaffiliated ............................................................................. $ 7,954 $ 29,365,599
Dividends — affiliated ............................................................................... 458,100 49,271,838
Interest — unaffiliated ............................................................................... 98,170,573 2,334,559,351
Securities lending income — affiliated — net ............................................................... — 2,886,666
Payment-in-kind interest — unaffiliated ................................................................... — 21,960,510
Other income — affiliated ............................................................................ — 14,612
Foreign taxes withheld .............................................................................. — (7,996,663)
Foreign withholding tax claims ......................................................................... — 110,431
Total investment income ...............................................................................
98,636,627 2,430,172,344
EXPENSES
Investment advisory ................................................................................ 4,450,483 191,682,400
Transfer agent — class specific ........................................................................ 2,722,073 25,622,414
Service and distribution — class specific .................................................................. 778,295 2,984,323
Administration ................................................................................... 717,263 13,275,224
Administration — class specific ........................................................................ 362,540 8,508,482
Accounting services ................................................................................ 150,730 2,382,334
Professional ..................................................................................... 120,206 2,080,310
Registration ..................................................................................... 101,204 388,148
Printing and postage ............................................................................... 51,411 144,634
Custodian ....................................................................................... 37,376 2,231,216
Trustees and Officer ................................................................................ 28,122 712,767
Portfolio investment fees ............................................................................. — 403,930
Miscellaneous .................................................................................... 54,525 2,138,150
Total expenses excluding interest expense ...................................................................
9,574,228 252,554,332
Interest expense .................................................................................. 10,478,407 41,724,819
Total e xpenses .....................................................................................
20,052,635 294,279,151
Less: – –
Administration fees waived by the Manager — class specific ..................................................... (362,540) (479)
Fees waived and/or reimbursed by the Manager ............................................................. (451,792) (2,731,632)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................ (2,076,338) —
Total ex penses after fees waived and/or reimbursed ............................................................
17,161,965 291,547,040
Net investment income ................................................................................
81,474,662 2,138,625,304

Consolidated Statements of Operations
(continued)
Year Ended December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

See notes to consolidated financial statements.
BlackRock
Inflation Protected
Bond Portfolio
BlackRock
Strategic Income
Opportunities
Portfolio
REALIZED AND UNREALIZED GAIN (LOSS) $ 39,284,520 $ 1,379,512,903
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................................................ $ (28,611,599) $ 367,662,567
Investments — affiliated ........................................................................... (240,971) (2,515,014)
Borrowed bonds ................................................................................ — 7,918,582
Forward foreign currency exchange contracts ............................................................. (2,920,947) (1,101,771,931)
Foreign currency transactions ....................................................................... 159,689 (53,694,209)
Futures contracts ................................................................................ (3,886,491) 133,844,318
Options written ................................................................................. 2,446,758 299,515,798
Short sales — unaffiliated .......................................................................... (30,277) —
Swaps   ...................................................................................... 2,045,507 (208,417,362)
(31,038,331) (557,457,251)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
........................................................................ 71,349,117 1,891,194,061
Investments — affiliated ........................................................................... 367,265 (20,246,562)
Borrowed bonds ................................................................................ — (14,354,622)
Forward foreign currency exchange contracts ............................................................. (623,776) (197,333,436)
Foreign currency translations ........................................................................ 243,600 6,869,814
Futures contracts ................................................................................ (674,236) (108,249,615)
Options written ................................................................................. (174,901) 55,090,726
Short sales — unaffiliated .......................................................................... 9,567 —
Swaps   ...................................................................................... (173,785) 327,528,199
Unfunded floating rate loan interests ................................................................... — 168,221
Unfunded commitments ........................................................................... — (3,696,632)
70,322,851 1,936,970,154
Net realized and unrealized gain .........................................................................
39,284,520 1,379,512,903
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 120,759,182 $ 3,518,138,207
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of .............................................
$ — $ (6,436,999)
(b)
  Net of increase in deferred capital gain tax of ...............................................................
$ — $ (1,252,429)

Consolidated Statements of Changes in Net Assets

Consolidated Statements of Changes in Net Assets
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
BlackRock Strategic Income Opportunities
Portfolio
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/25
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 81,474,662 $ 69,329,430 $ 2,138,625,304 $ 2,035,033,886
Net realized gain (loss) ............................................ (31,038,331) (71,758,009) (557,457,251) 511,404,495
Net change in unrealized appreciation (depreciation) ........................ 70,322,851 39,553,836 1,936,970,154 (553,878,431)
Net increase in net assets resulting from operations ...........................
120,759,182 37,125,257 3,518,138,207 1,992,559,950
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (45,807,403) (39,823,064) (1,417,416,712) (1,174,813,848)
Investor A .................................................... (10,708,960) (10,197,756) (43,222,478) (42,048,463)
Investor C .................................................... (500,087) (590,600) (3,223,038) (3,316,554)
Class K ...................................................... (23,727,439) (19,557,603) (747,582,834) (596,210,527)
Decrease in net assets resulting from distributions to shareholders .................
(80,743,889) (70,169,023) (2,211,445,062) (1,816,389,392)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(62,170,128) (301,609,791) 3,931,251,791 3,742,070,388
NET ASSETS
Total increase (decrease) in net assets ................................... (22,154,835) (334,653,557) 5,237,944,936 3,918,240,946
Beginning of year ..................................................
1,805,862,083 2,140,515,640 40,025,068,713 36,106,827,767
End of year ......................................................
$ 1,783,707,248 $ 1,805,862,083 $ 45,263,013,649 $ 40,025,068,713
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Consolidated Statement of Cash Flows

Year Ended December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

See notes to consolidated financial statements.
BlackRock Inflation
Protected Bond
Portfolio
CASH PROVIDED BY OPERATING ACTIVITIES –
Net increase in net assets resulting from operations ............................................................................... $ 120,759,182
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities: —
Proceeds from sales of long-term investments ................................................................................. 5,116,775,103
Purchases of long-term investments ....................................................................................... (4,898,110,397)
Net purchases of short-term securities ...................................................................................... (381,574)
Amortization of premium and accretion of discount on investments ................................................................... (65,643,689)
Premiums received from options written ..................................................................................... 1,966,314
Net realized (gain) loss on investments and options written ........................................................................ 26,436,089
Net unrealized (appreciation) depreciation on investments , options written , swaps , forward foreign currency exchange contracts and foreign currency translations ... (71,170,872)
(Increase) Decrease in Assets:
Receivables: —
Dividends — affiliated ............................................................................................... 13,718
Dividends — unaffiliated .............................................................................................. 13,750
Interest — unaffiliated ............................................................................................... (1,028,646)
From the Manager .................................................................................................. 15,362
Variation margin on futures contracts ..................................................................................... (76,932)
Variation margin on centrally cleared swaps ................................................................................. (298,532)
Prepaid expenses .................................................................................................... 26,059
Increase (Decrease) in Liabilities: —
Cash received: —
Collateral — OTC derivatives .......................................................................................... (710,041)
Payables: —
Swaps .......................................................................................................... 228,618
Administration fees ................................................................................................. (1,453)
Service and distribution fees ........................................................................................... (8,575)
Interest expense   .................................................................................................. 386,844
Interest expense and fees ............................................................................................ (15,585)
Investment advisory fees ............................................................................................. (31,989)
Trustees' and Officer's fees ............................................................................................ 218
Other affiliates .................................................................................................... 2,253
Professional fees .................................................................................................. (32,353)
Variation margin on futures contracts ..................................................................................... 46,175
Variation margin on centrally cleared swaps ................................................................................. (214,494)
Other accrued expenses ............................................................................................. (106,019)
Net cash provided by operating activities ......................................................................................
228,838,534
CASH USED FOR FINANCING ACTIVITIES
Cash dividends paid to shareholders ......................................................................................... (1,782,174)
Payments on redemption of capital shares ..................................................................................... (646,508,631)
Proceeds from issuance of capital shares ..................................................................................... 513,382,548
Net borrowing of reverse repurchase agreements ................................................................................ (103,844,250)
Net cash used for financing activities ......................................................................................... (238,752,507)
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations .................................................................................
107,678
CASH AND FOREIGN CURRENCY
Net decrease in restricted and unrestricted cash and foreign currency .................................................................. (9,806,295)
Restricted and unrestricted cash and foreign currency at beginning of year ...............................................................
19,294,794
Restricted and unrestricted cash and foreign currency at end of year ................................................................... $ 9,488,499
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the year for interest expense ..................................................................................
$ 10,493,992
NON-CASH FINANCING ACTIVITIES
Capital shares issued in reinvestment of dividends and distributions paid to shareholders .....................................................
$ 78,645,169

Consolidated Statement of Cash Flows
(continued)
Year Ended December 31, 2025

Consolidated Statement of Cash Flows
See notes to consolidated financial statements.
BlackRock Inflation
Protected Bond
Portfolio
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH  AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES: 9,488,499
Cash ........................................................................................................... $ 158,442
Cash pledged: —
Futures contracts ................................................................................................. 3,284,820
Centrally cleared swaps ............................................................................................. 5,002,000
Foreign currency, at value ............................................................................................. 1,043,237
$ 9,488,499

Consolidated Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.69%, 0.56% and 0.34%, respectively.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.52%, 0.35% and 0.34%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Institutional
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year .............................
$ 9.60  $ 9.77  $ 9.76  $ 11.82  $ 11.91
Net investment income
(a)
...................................
0 .44  0 .35  0 .33  0 .76  0 .59
Net realized and unrealized gain (loss) ..........................
0 .22  ( 0 .17 ) 0 .02  ( 2 .06 ) 0 .08
Net increase (decrease) from investment operations .................. 0.66  0.18  0.35  (1.30) 0.67
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .44 ) ( 0 .35 ) ( 0 .33 ) ( 0 .66 ) ( 0 .58 )
From net realized gain ..................................... —  —  —  ( 0 .10 ) ( 0 .18 )
Return of capital ......................................... —  —  ( 0 .01 ) —  —
Total distributions .......................................... (0.44) (0.35) (0.34) (0.76) (0.76)
Net asset value, end of year ................................. $ 9.82  $ 9.60  $ 9.77  $ 9.76  $ 11.82
Total Return
(c)
Based on net asset value .................................... 6.95% 1.86% 3.63% (11.40)% 5.75%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
1.10% 1.27% 1.01% 0.75%
(e)
0.56%
(f)
Total expenses after fees waived and/or reimbursed ..................
0.92% 1.09% 0.85% 0.62%
(e)
0.39%
(f)
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.34% 0.34% 0.35% 0.40%
(e)
0.38%
(f)
Net investment income .....................................
4.52% 3.56% 3.39% 7.14% 4.92%
Supplemental Data
Net assets, end of year (000) .................................. $ 992,867  $ 1,026,554  $ 1,200,730  $ 1,524,659  $ 2,093,224
Portfolio turnover rate
(g)
...................................... 220% 227% 197% 293% 246%
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...........................................
148% 172% 145% 235% 246%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.99%, 0.80% and 0.59%, respectively.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.77%, 0.60% and 0.59%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Investor A
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year .............................
$ 9.32  $ 9.49  $ 9.48  $ 11.50  $ 11.60
Net investment income
(a)
...................................
0 .41  0 .31  0 .30  0 .70  0 .55
Net realized and unrealized gain (loss) ..........................
0 .21  ( 0 .16 ) 0 .02  ( 2 .00 ) 0 .07
Net increase (decrease) from investment operations .................. 0.62  0.15  0.32  (1.30) 0.62
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .41 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) ( 0 .54 )
From net realized gain ..................................... —  —  —  ( 0 .10 ) ( 0 .18 )
Return of capital ......................................... —  —  ( 0 .01 ) —  —
Total distributions .......................................... (0.41) (0.32) (0.31) (0.72) (0.72)
Net asset value, end of year ................................. $ 9.53  $ 9.32  $ 9.49  $ 9.48  $ 11.50
Total Return
(c)
Based on net asset value .................................... 6.65% 1.61% 3.45% (11.71)% 5.45%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
1.45% 1.57% 1.27% 1.05%
(e)
0.80%
(f)
Total expenses after fees waived and/or reimbursed ..................
1.17% 1.34% 1.10% 0.86%
(e)
0.63%
(f)
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.59% 0.59% 0.60% 0.65%
(e)
0.62%
(f)
Net investment income .....................................
4.27% 3.30% 3.17% 6.80% 4.73%
Supplemental Data
Net assets, end of year (000) .................................. $ 240,312  $ 264,215  $ 334,368  $ 441,529  $ 478,357
Portfolio turnover rate
(g)
...................................... 220% 227% 197% 293% 246%
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...........................................
148% 172% 145% 235% 246%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.64%, 1.55% and 1.34%, respectively.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.47%, 1.35% and 1.34%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Investor C
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year .............................
$ 8.87  $ 9.04  $ 9.06  $ 11.01  $ 11.12
Net investment income
(a)
...................................
0 .32  0 .23  0 .22  0 .61  0 .44
Net realized and unrealized gain (loss) ..........................
0 .20  ( 0 .15 ) 0 .01  ( 1 .93 ) 0 .08
Net increase (decrease) from investment operations .................. 0.52  0.08  0.23  (1.32) 0.52
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .32 ) ( 0 .25 ) ( 0 .24 ) ( 0 .53 ) ( 0 .45 )
From net realized gain ..................................... —  —  —  ( 0 .10 ) ( 0 .18 )
Return of capital ......................................... —  —  ( 0 .01 ) —  —
Total distributions .......................................... (0.32) (0.25) (0.25) (0.63) (0.63)
Net asset value, end of year ................................. $ 9.07  $ 8.87  $ 9.04  $ 9.06  $ 11.01
Total Return
(c)
Based on net asset value .................................... 5.88% 0.92% 2.56% (12.35)% 4.73%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
2.01% 2.17% 1.93% 1.70%
(e)
1.51%
(f)
Total expenses after fees waived and/or reimbursed ..................
1.92% 2.09% 1.85% 1.61%
(e)
1.39%
(f)
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
1.34% 1.34% 1.35% 1.40%
(e)
1.38%
(f)
Net investment income .....................................
3.50% 2.55% 2.40% 6.15% 3.95%
Supplemental Data
Net assets, end of year (000) .................................. $ 12,901  $ 16,102  $ 26,278  $ 40,543  $ 50,488
Portfolio turnover rate
(g)
...................................... 220% 227% 197% 293% 246%
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...........................................
148% 172% 145% 235% 246%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.55%, 0.50% and 0.29%, respectively.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.34%, 0.29% and 0.29%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Class K
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year .............................
$ 9.46  $ 9.62  $ 9.61  $ 11.64  $ 11.73
Net investment income
(a)
...................................
0 .44  0 .35  0 .33  0 .73  0 .59
Net realized and unrealized gain (loss) ..........................
0 .21  ( 0 .16 ) 0 .02  ( 2 .01 ) 0 .08
Net increase (decrease) from investment operations .................. 0.65  0.19  0.35  (1.28) 0.67
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .44 ) ( 0 .35 ) ( 0 .33 ) ( 0 .65 ) ( 0 .58 )
From net realized gain ..................................... —  —  —  ( 0 .10 ) ( 0 .18 )
Return of capital ......................................... —  —  ( 0 .01 ) —  —
Total distributions .......................................... (0.44) (0.35) (0.34) (0.75) (0.76)
Net asset value, end of year ................................. $ 9.67  $ 9.46  $ 9.62  $ 9.61  $ 11.64
Total Return
(c)
Based on net asset value .................................... 6.94% 1.98% 3.67% (11.38)% 5.80%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
0.92% 1.09% 0.85% 0.61%
(e)
0.38%
(f)
Total expenses after fees waived and/or reimbursed ..................
0.87% 1.04% 0.80% 0.56%
(e)
0.33%
(f)
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.29% 0.29% 0.30% 0.35%
(e)
0.33%
(f)
Net investment income .....................................
4.58% 3.62% 3.43% 7.06% 5.03%
Supplemental Data
Net assets, end of year (000) .................................. $ 537,627  $ 498,990  $ 579,140  $ 677,942  $ 717,937
Portfolio turnover rate
(g)
...................................... 220% 227% 197% 293% 246%
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...........................................
148% 172% 145% 235% 246%

Consolidated Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(h)
Excludes underlying investments in equity swaps.
See notes to consolidated financial statements.
BlackRock Strategic Income Opportunities Portfolio
Institutional
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year .........................
$ 9.48  $ 9.43  $ 9.20  $ 10.15  $ 10.37
Net investment income
(a)
...............................
0 .48  0 .50  0 .45  0 .29  0 .23
Net realized and unrealized gain (loss) ......................
0 .32  ( 0 .00 )
(b)
0 .20  ( 0 .86 ) ( 0 .13 )
Net increase (decrease) from investment operations .............. 0.80  0.50  0.65  (0.57) 0.10
Distributions
(c)
– – – – –
From net investment income ............................ ( 0 .50 ) ( 0 .45 ) ( 0 .38 ) ( 0 .34 ) ( 0 .22 )
From net realized gain ................................. —  —  —  ( 0 .04 ) ( 0 .10 )
Return of capital ..................................... —  —  ( 0 .04 ) —  —
Total distributions ...................................... (0.50) (0.45) (0.42) (0.38) (0.32)
Net asset value, end of year ............................. $ 9.78  $ 9.48  $ 9.43  $ 9.20  $ 10.15
Total Return
(d)
Based on net asset value ................................ 8.60%
(e)
5.41%
(e)
7.26% (5.64)%
(e)
0.96%
Ratios to Average Net Assets
(f)
Total expen ses .......................................
0.71% 0.70% 0.76% 0.70% 0.68%
Total expenses after fees waived and/or reimbursed ..............
0.71% 0.70% 0.75% 0.69% 0.68%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, professional fees for foreign withholding taxes and portfolio investment fees ........................
0.61% 0.61% 0.62% 0.60% 0.61%
Net investment income .................................
5.00% 5.32% 4.89% 3.02% 2.23%
Supplemental Data
Net assets, end of year (000) .............................. $ 29,424,180  $ 25,702,729  $ 23,850,574  $ 27,215,944  $ 33,577,122
Portfolio turnover rate
(g)
.................................. 1,006%
(h)
1,117%
(h)
1,005%
(h)
894% 1,155%
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...........................................
635% 714% 728% 673% 755%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in equity swaps.
See notes to consolidated financial statements.
BlackRock Strategic Income Opportunities Portfolio
Investor A
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year .........................
$ 9.47  $ 9.43  $ 9.20  $ 10.15  $ 10.37
Net investment income
(a)
...............................
0 .46  0 .48  0 .43  0 .26  0 .20
Net realized and unrealized gain (loss) ......................
0 .31  ( 0 .02 ) 0 .20  ( 0 .86 ) ( 0 .13 )
Net increase (decrease) from investment operations .............. 0.77  0.46  0.63  (0.60) 0.07
Distributions
(b)
– – – – –
From net investment income ............................ ( 0 .47 ) ( 0 .42 ) ( 0 .36 ) ( 0 .31 ) ( 0 .19 )
From net realized gain ................................. —  —  —  ( 0 .04 ) ( 0 .10 )
Return of capital ..................................... —  —  ( 0 .04 ) —  —
Total distributions ...................................... (0.47) (0.42) (0.40) (0.35) (0.29)
Net asset value, end of year ............................. $ 9.77  $ 9.47  $ 9.43  $ 9.20  $ 10.15
Total Return
(c)
Based on net asset value ................................ 8.32%
(d)
5.03%
(d)
7.00% (5.91)%
(d)
0.67%
Ratios to Average Net Assets
(e)
Total expen ses .......................................
0.98% 0.96% 1.01% 0.98% 0.97%
Total expenses after fees waived and/or reimbursed ..............
0.97% 0.95% 1.01% 0.97% 0.97%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, professional fees for foreign withholding taxes and portfolio investment fees ........................
0.87% 0.87% 0.87% 0.88% 0.90%
Net investment income .................................
4.74% 5.06% 4.64% 2.73% 1.96%
Supplemental Data
Net assets, end of year (000) .............................. $ 902,026  $ 880,498  $ 1,001,600  $ 1,118,485  $ 1,387,829
Portfolio turnover rate
(f)
.................................. 1,006%
(g)
1,117%
(g)
1,005%
(g)
894% 1,155%
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...........................................
635% 714% 728% 673% 755%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in equity swaps.
See notes to consolidated financial statements.
BlackRock Strategic Income Opportunities Portfolio
Investor C
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year .........................
$ 9.47  $ 9.43  $ 9.20  $ 10.14  $ 10.36
Net investment income
(a)
...............................
0 .39  0 .41  0 .36  0 .19  0 .13
Net realized and unrealized gain (loss) ......................
0 .31  ( 0 .02 ) 0 .20  ( 0 .85 ) ( 0 .13 )
Net increase (decrease) from investment operations .............. 0.70  0.39  0.56  (0.66) —
Distributions
(b)
– – – – –
From net investment income ............................ ( 0 .40 ) ( 0 .35 ) ( 0 .30 ) ( 0 .24 ) ( 0 .12 )
From net realized gain ................................. —  —  —  ( 0 .04 ) ( 0 .10 )
Return of capital ..................................... —  —  ( 0 .03 ) —  —
Total distributions ...................................... (0.40) (0.35) (0.33) (0.28) (0.22)
Net asset value, end of year ............................. $ 9.77  $ 9.47  $ 9.43  $ 9.20  $ 10.14
Total Return
(c)
Based on net asset value ................................ 7.54%
(d)
4.27%
(d)
6.23% (6.48)%
(d)
(0.04)%
Ratios to Average Net Assets
(e)
Total expen ses .......................................
1.70% 1.69% 1.74% 1.70% 1.68%
Total expenses after fees waived and/or reimbursed ..............
1.69% 1.68% 1.73% 1.69% 1.67%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, professional fees for foreign withholding taxes and portfolio investment fees ................
1.60% 1.60% 1.60% 1.60% 1.61%
Net investment income .................................
4.02% 4.34% 3.90% 1.97% 1.25%
Supplemental Data
Net assets, end of year (000) .............................. $ 73,863  $ 84,318  $ 97,046  $ 129,029  $ 200,734
Portfolio turnover rate
(f)
.................................. 1,006%
(g)
1,117%
(g)
1,005%
(g)
894% 1,155%
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...........................................
635% 714% 728% 673% 755%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in equity swaps.
See notes to consolidated financial statements.
BlackRock Strategic Income Opportunities Portfolio
Class K
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year .........................
$ 9.48  $ 9.44  $ 9.21  $ 10.16  $ 10.38
Net investment income
(a)
...............................
0 .49  0 .51  0 .46  0 .30  0 .24
Net realized and unrealized gain (loss) ......................
0 .32  ( 0 .01 ) 0 .20  ( 0 .86 ) ( 0 .13 )
Net increase (decrease) from investment operations .............. 0.81  0.50  0.66  (0.56) 0.11
Distributions
(b)
– – – – –
From net investment income ............................ ( 0 .51 ) ( 0 .46 ) ( 0 .39 ) ( 0 .35 ) ( 0 .23 )
From net realized gain ................................. —  —  —  ( 0 .04 ) ( 0 .10 )
Return of capital ..................................... —  —  ( 0 .04 ) —  —
Total distributions ...................................... (0.51) (0.46) (0.43) (0.39) (0.33)
Net asset value, end of year ............................. $ 9.78  $ 9.48  $ 9.44  $ 9.21  $ 10.16
Total Return
(c)
Based on net asset value ................................ 8.69%
(d)
5.39%
(d)
7.36% (5.56)%
(d)
1.05%
Ratios to Average Net Assets
(e)
Total expen ses .......................................
0.63% 0.61% 0.67% 0.61% 0.59%
Total expenses after fees waived and/or reimbursed ..............
0.62% 0.61% 0.66% 0.60% 0.59%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, professional fees for foreign withholding taxes and portfolio investment fees ........................
0.52% 0.53% 0.53% 0.51% 0.52%
Net investment income .................................
5.09% 5.41% 5.02% 3.14% 2.33%
Supplemental Data
Net assets, end of year (000) .............................. $ 14,862,944  $ 13,357,524  $ 11,157,608  $ 9,296,084  $ 9,940,850
Portfolio turnover rate
(f)
.................................. 1,006%
(g)
1,117%
(g)
1,005%
(g)
894% 1,155%
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...........................................
635% 714% 728% 673% 755%

Notes to Consolidated Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information

1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor C Shares automatically convert to Investor A Shares after approximately eight years. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation: The accompanying consolidated financial statements of Inflation Protected Bond includes the account of Cayman Inflation Protected Bond Portfolio,
Ltd. (the "Inflation Protected Bond Cayman Subsidiary"), which is a wholly-owned subsidiary of Inflation Protected Bond and primarily invests in commodity-related instruments and other derivatives. The Inflation Protected Bond Cayman Subsidiary enables Inflation Protected Bond to hold these commodity-related instruments and satisfy, regulated investment company tax requirements. Inflation Protected Bond may invest up to 25% of its total assets in the Inflation Protected Bond Cayman Subsidiary. The net assets of the Inflation Protected Bond Cayman Subsidiary as of period end were $463,387, which is less than 0.1% of Inflation Protected Bond’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Inflation Protected Bond Cayman Subsidiary is subject to the same investment policies and restrictions that apply to Inflation Protected Bond, except that the Inflation Protected Bond Cayman Subsidiary may invest without limitation in commodity-related instruments.
The accompanying consolidated financial statements of Strategic Income Opportunities includes the account of BlackRock Cayman Strategic Income Opportunities Portfolio
II, Ltd. (the "Strategic Income Opportunities Cayman Subsidiary" or together with the Inflation Protected Bond Cayman Subsidiary, the "Cayman Subsidiaries"), which is a wholly-owned subsidiary of Strategic Income Opportunities and primarily invests in commodity-related instruments and other derivatives. The Strategic Income Opportunities
Cayman Subsidiary enables Strategic Income Opportunities to hold these commodity-related instruments and satisfy, regulated investment company tax requirements.
Strategic Income Opportunities may invest up to 25% of its total assets in the Strategic Income Opportunities Cayman Subsidiary. The net assets of the Strategic Income
Opportunities Cayman Subsidiary as of period end were $174,781,995, which is 0.4% of Strategic Income Opportunities’ consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Strategic Income Opportunities Cayman Subsidiary is subject to the same investment policies and restrictions that apply to Strategic Income Opportunities, except that the Strategic Income Opportunities Cayman Subsidiary may invest without limitation in commodity-related instruments.
The accompanying consolidated financial statements of Strategic Income Opportunities includes the account of SIO Neptunite 2023-2 LLC, which is a wholly-owned subsidiary of Strategic Income Opportunities that invests in floating rate loan interests. The net assets of SIO Neptunite 2023-2 LLC as of period end were $44,430,987 which is 0.1% of Strategic Income Opportunities' consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.
SIO Neptunite 2023-2 LLC has entered into a credit agreement with Mizuho Bank, Ltd. that established a non-recourse, revolving credit facility with a maximum commitment of up to $200 million (the “Mizuho Facility”) as leverage for investment purposes. The Mizuho Facility has the following terms: an upfront fee of 0.15% of the maximum commitment and interest at a rate equal to three-month Secured Overnight Financing Rate (“SOFR”) on the date the loan is made plus 1.60% per annum on amounts borrowed. There are no commitment fees or unused fees associated with the Mizuho Facility. The agreement expires on August 1, 2026 unless extended or renewed. SIO
Neptunite 2023-2 LLC's borrowings are secured by eligible securities held in its portfolio of investments.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Inflation Protected Bond Portfolio ...................................... Inflation Protected Bond Diversified
BlackRock Strategic Income Opportunities Portfolio .................................. Strategic Income Opportunities Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Consolidated Financial Statements
(continued)

Notes to Financial Statements
During the period, SIO Neptunite 2023-2 paid the upfront fee associated with the agreement. The upfront fees and interest associated with the agreement are included in the
Consolidated Statements of Operations as interest expense and fees, if any. Advances to SIO Neptunite 2023-2 LLC as of period end, if any, are shown in the Consolidated
Statements of Assets and Liabilities as bank borrowings. For year ended December 31, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under SIO Neptunite 2023-2 LLC’s credit agreement were as follows:
The accompanying consolidated financial statements of Strategic Income Opportunities includes the account of BR-SIP Subsidiary, LLC (the “Taxable Subsidiary” or together with the Cayman Subsidiaries and SIO Neptunite 2023-2 LLC the “Subsidiaries”), which is a wholly-owned taxable subsidiary of Strategic Income Opportunities. The Taxable
Subsidiary enables Strategic Income Opportunities to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated
Statements of Operations for Strategic Income Opportunities. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statements of Operations for Strategic Income Opportunities. Taxes payable or deferred as of December 31, 2025, if any, are disclosed in the
Consolidated Statements of Assets and Liabilities. Strategic Income Opportunities may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the
Taxable Subsidiary as of period end were $72,058,596, which is 0.2% of Strategic Income Opportunities’ consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to Strategic Income Opportunities.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
"trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind-interest, are recognized daily on an accrual basis. The Funds capitalize certain transaction costs directly associated with the acquisition or transfer of an investment. The Funds expense any portfolio investment fees associated with unconsummated transactions. Portfolio investment fees that are paid outside of a private investment's commitment, if any, are typically treated as a Fund expense. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Consolidated Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025 , if any, are disclosed in the Consolidated
Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Maximum Amount
Borrowed Average Borrowing
Weighted Average Interest
Rates
SIO Neptunite 2023-2 ........................................................... $ 154,646,645 $ 150,150,388 5.4 5%

Notes to Consolidated Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statements of
Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman
Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the  trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Consolidated Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Consolidated Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund's financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on consolidated financial statement disclosures and did not affect each Fund’s consolidated financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed

Notes to Consolidated Financial Statements
(continued)

Notes to Financial Statements
and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Customized exchange-traded equity options, ETF options, equity index options and Over-the-counter (“OTC”) options and options on swaps (“swaptions”)
are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited consolidated financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Notes to Consolidated Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2025, certain investments of Strategic Income Opportunities were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statements of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds

Notes to Consolidated Financial Statements
(continued)

Notes to Financial Statements
and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies.
These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan

Notes to Consolidated Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated
Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Consolidated Statements of Assets and Liabilities and Consolidated Statements of Operations. As of period end, Strategic
Income Opportunities had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds' maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Consolidated Statements of Assets and Liabilities
and Consolidated Statements of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Strategic Income
Opportunities CML Project Crabtree, Delayed Draw 1st Lien Term Loan ...... $ 5,062,507 $ 5,029,601 $ 5,065,058 $ 35,457
Strategic Income
Opportunities
CoreWeave Acquisition Co. IV LLC, Delayed Draw 1st Lien Term
Loan ......................................... 2,502,386 2,464,850 2,389,778 (75,072)
Strategic Income
Opportunities Cp Iris Holdco I, Inc., Delayed Draw 1st Lien Term Loan ....... 36,653 36,653 36,363 (290)
Strategic Income
Opportunities CTP-02 Propco LLC ............................... 5,967,286 5,796,681 5,964,668 167,987
Strategic Income
Opportunities Findango Mezz Rev, 1st Lien Term Loan ................. 25,750,000 30,261,400 30,412,707 151,307
Strategic Income
Opportunities Goodarz Holding Co. SARL, Delayed Draw 1st Lien Term Loan .. 4,516,416 5,300,250 5,305,020 4,770
Strategic Income
Opportunities Houston Center, Delayed Draw 1st Lien Term Loan .......... 1,166,692 1,082,585 1,095,241 12,656
Strategic Income
Opportunities HP LQ Investment LP, 1st Lien Term Loan ................ 388,990 388,990 388,990 –
Strategic Income
Opportunities Kaman Corp., Delayed Draw 1st Lien Term Loan ............ 749,015 748,080 751,532 3,452
Strategic Income
Opportunities Montage Hotels & Resorts LLC, Revolving 1st Lien Term Loan .. 2,721,438 2,721,438 2,626,188 (95,250)
Strategic Income
Opportunities
Peninsula Pacific Entertainment LLC, Delayed Draw Facility 1st
Lien Term Loan B ................................. 3,845,475 3,807,020 3,855,090 48,070
Strategic Income
Opportunities Raven Acquisition Holdings LLC, Delayed Draw 1st Lien Term Loan 34,568 34,395 34,665 270
Strategic Income
Opportunities Savor Acquisition, Inc., Delayed Draw 1st Lien Term Loan ..... 82,102 82,102 82,375 273
Strategic Income
Opportunities Seashell Bidco SL, Delayed Draw Facility 1st Lien Term Loan B . 6,810,075 8,003,200 8,003,200 –
Strategic Income
Opportunities Signia Aerospace LLC, Delayed Draw 1st Lien Term Loan ..... 26,030 25,965 26,095 130
$ 253,760

Notes to Consolidated Financial Statements
(continued)

Notes to Financial Statements
obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the
Consolidated Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so.
To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of December 31, 2025 , Strategic Income Opportunities had outstanding commitments of $99,092,168.
These commitments are not included in the net assets of Strategic Income Opportunities as of December 31, 2025.
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Consolidated  Statements of Assets and
Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Consolidated  Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended December 31, 2025, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rates for the Funds were as follows:
Fund Name
Average
Amount Outstanding
Weighted
Average Interest
Rates
Inflation Protected Bond ........................................................................... $ 219,648,367 4.30%
Strategic Income Opportunities ...................................................................... 259,247,978 5.83

Notes to Consolidated Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-
pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price. As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
As of period end, the following table is a summary of Inflation Protected Bond’s open reverse repurchase agreements by counterparty which are subject to offset under an
MRA on a net basis:
Counterparty
Reverse Repurchase
Agreements
Fair Value of Non-Cash
Collateral Pledged Including
Accrued Interest
(a) (a)
Cash Collateral
Pledged/Received Net Amount
(b) (b)
BlackRock Inflation Protected Bond Portfolio
BNP Paribas SA ............................ $ (85,410,622) $ 85,160,075 $ — $ (250,547)
HSBC Securities (USA), Inc. .................... (31,843,503) 31,761,138 — (82,365)
$ (117,254,125) $ 116,921,213 $ — $ (332,912)
(a)
Collateral with a value of $116,921,213 has been pledged in connection with open reverse repurchase agreements.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.

Notes to Consolidated Financial Statements
(continued)

Notes to Financial Statements
As of period end, the following table is a summary of Strategic Income Opportunities’ open borrowed bond agreements by counterparty which are subject to offset under an
MRA on a net basis:
When a fund enters into an MRA and International Swaps and Derivatives Association, Inc. (an “ISDA”) and/or Master Securities Lending Agreements (“MSLA”) with the same counterparty, the agreements may contain a set-off provision allowing a fund to offset a net amount payable with a net amount receivable upon default of the counterparty.
Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, regardless of the contractual rights included in an MRA, such laws may prohibit a fund from setting off amounts owed to a defaulting counterparty under an MRA against amounts owed to a fund by affiliates of the defaulting counterparty. However, the insolvency regimes of many jurisdictions generally permit set-off of simultaneous payables and receivables with the same legal entity under certain types of financial contracts. These rules would apply upon a default of the legal entity, regardless of the existence of a contractual set-off right in those contracts.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
Counterparty
Borrowed Bond
Agreements
(a)
Reverse Repurchase
Agreements
Borrowed Bonds at
Value including Accrued
Interest
(b)
Exposure Due (to/from
Counterpartybefore
Collateral
Non-Cash Collateral
Received
Barclays Bank plc ........................ $ 46,812,868 $ (655,658,313) $ (47,766,704) $ (656,612,149) $ —
Barclays Capital, Inc. ...................... 5,457,167 (1,604,740) (5,478,551) (1,626,124) —
BNP Paribas SA ......................... 84,337,658 (61,625,660) (85,240,791) (62,528,793) —
BofA Securities, Inc. ....................... 18,802,875 (87,151,758) (18,904,730) (87,253,613) —
Citigroup Global Markets Ltd. ................. — (52,910,537) — (52,910,537) —
Citigroup Global Markets, Inc. ................ — (9,652,846) — (9,652,846) —
Deutsche Bank AG ........................ 12,131,942 (83,276,404) (12,179,408) (83,323,870) —
Goldman Sachs & Co. LLC .................. 8,218,800 — (8,651,195) (432,395) —
HSBC Securities (USA), Inc. ................. — (105,887,074) — (105,887,074) —
J.P. Morgan Securities LLC .................. 9,198,168 (61,996,500) (9,234,059) (62,032,391) —
J.P. Morgan Securities plc ................... 16,557,158 — (16,809,955) (252,797) —
Merrill Lynch International ................... — (18,769,150) — (18,769,150) —
Morgan Stanley & Co. International ............. 12,091,163 (35,315,712) (11,999,133) (35,223,682) —
Morgan Stanley & Co. LLC .................. 12,396,794 (29,955,033) (12,467,449) (30,025,688) —
Nomura Securities International, Inc. ............ 2,160,924 (8,713,372) (2,130,056) (8,682,504) —
RBC Capital Markets LLC ................... 22,260,893 — (22,389,550) (128,657) —
RBC Europe Ltd. ......................... 24,822,966 — (25,968,386) (1,145,420) —
Santander US Capital Markets LLC ............. — (28,978,495) — (28,978,495) —
$ 275,249,376 $ (1,241,495,594) $ (279,219,967) $ (1,245,466,185) $ —
Counterparty
Cash
Collateral Received
Non-Cash Collateral
Pledged Including Accrued
Interest
Cash
Collateral Pledged
Net Collateral
(Received)/
Pledged
(c)
Net Exposure Due (to)/
from Counterparty
(d)
Barclays Bank plc ........................ $ — $ 656,612,149 $ — $ 656,612,149 $ —
Barclays Capital, Inc. ...................... — 1,626,124 — 1,626,124 —
BNP Paribas SA ......................... — 62,528,793 — 62,528,793 —
BofA Securities, Inc. ....................... — 87,253,613 — 87,253,613 —
Citigroup Global Markets Ltd. ................. — 52,855,340 — 52,855,340 (55,197)
Citigroup Global Markets, Inc. ................ — 9,652,846 — 9,652,846 —
Deutsche Bank AG ........................ — 83,012,130 311,000 83,323,130 (740)
Goldman Sachs & Co. LLC .................. — — — — (432,395)
HSBC Securities (USA), Inc. ................. — 105,887,074 — 105,887,074 —
J.P. Morgan Securities LLC .................. — 62,032,391 — 62,032,391 —
J.P. Morgan Securities plc ................... — — — — (252,797)
Merrill Lynch International ................... — 18,769,150 — 18,769,150 —
Morgan Stanley & Co. International ............. — 35,223,682 — 35,223,682 —
Morgan Stanley & Co. LLC .................. — 30,025,688 — 30,025,688 —
Nomura Securities International, Inc. ............ — 8,682,504 — 8,682,504 —
RBC Capital Markets LLC ................... — — — — (128,657)
RBC Europe Ltd. ......................... — 441,547 — 441,547 (703,873)
Santander US Capital Markets LLC ............. — 28,978,495 — 28,978,495 —
$ — $ 1,243,581,526 $ 311,000 $ 1,243,892,526 $ (1,573,659)
(a)
Included in Investments at value-unaffiliated in the Consolidated Statements of Assets and Liabilities.
(b)
Includes accrued interest on borrowed bonds in the amount of $3,412,263 which is included in interest expense payable in the Consolidated Statements of Assets and Liabilities.
(c)
Net collateral, including accrued interest, with a value of $1,372,003,718 has been pledged in connection with open reverse repurchase agreements. Excess of net collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(d)
Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

Notes to Consolidated Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the
Consolidated  Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Consolidated Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Consolidated Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under MSLA, which provide the right, in the event of default (including bankruptcy or insolvency), for the non-
defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedules of Investments. These contracts may be transacted on an exchange or OTC.
As of period end, the following table is a summary of the Strategic Income Opportunities securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Strategic Income Opportunities
BMO Capital Markets Corp. ...................... $ 69,547,971 $ (69,547,971) $ — $ —
BNP Paribas SA ............................. 38,312,955 (38,312,955) — —
Citigroup Global Markets, Inc. .................... 32,100,057 (32,100,057) — —
Goldman Sachs & Co. LLC ...................... 114,502,097 (114,502,097) — —
J.P. Morgan Securities LLC ...................... 482,610 (482,610) — —
Mizuho Securities USA LLC ..................... 49,393,938 (49,393,938) — —
Morgan Stanley .............................. 17,599,694 (17,599,694) — —
TD Securities (USA) LLC ....................... 40,315,000 (40,315,000) — —
UBS Securities LLC ........................... 38,325,455 (38,325,455) — —
$ 400,579,777 $ (400,579,777) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Consolidated
Statements of Assets and Liabilities.

Notes to Consolidated Financial Statements
(continued)

Notes to Financial Statements
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk), foreign currencies (foreign currency exchange rate risk), bitcoin (commodity risk) or to the applicable commodities market (commodities price risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Strategic Income Opportunities may invest in cash-settled bitcoin futures that are traded on commodity exchanges registered with the Commodity Futures Trading Commission. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statements of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statements of
Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for
OTC derivatives in the Consolidated Statements of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value
– unaffiliated and options written at value, respectively, in the Consolidated Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the
Consolidated Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated
Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically
“covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated
Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options - The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument

Notes to Consolidated Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation)
on OTC swaps in the Consolidated Statements of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated  Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the
Consolidated Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the
Consolidated Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Equity and Total return swaps — Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices)
(equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Currency swaps — Currency swaps are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

Notes to Consolidated Financial Statements
(continued)

Notes to Financial Statements
Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statements of
Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Consolidated Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of  the Funds , entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, Inflation Protected Bond pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of Inflation
Protected Bond’s net assets:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.250%
$1 billion - $3 billion ..................................................................................................... 0.240
$3 billion - $5 billion ..................................................................................................... 0.230
$5 billion - $10 billion .................................................................................................... 0.220
Greater than $10 billion ................................................................................................... 0.210

Notes to Consolidated Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

For such services, Strategic Income Opportunities pays the Manager a monthly fee, based on the average daily net assets that are attributable to Strategic Income
Opportunities' direct investments in fixed-income and equity securities and instruments, including ETFs advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:
The Manager provides investment management and other services to the Subsidiaries. The Manager does not receive separate compensation from the Subsidiaries for providing investment management or administrative services. However, the Funds pay the Manager based on the Funds' net assets, which includes the assets of the
Subsidiaries.
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore)
Limited ("BSL") (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended December 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Consolidated Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statements of
Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended December 31, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  year  ended December 31, 2025, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Consolidated Statements of Operations:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.550%
$1 billion - $2 billion ..................................................................................................... 0.500
$2 billion - $3 billion ..................................................................................................... 0.475
$3 billion - $35 billion .................................................................................................... 0.450
Greater than $35 billion ................................................................................................... 0.430
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% — %
Investor C ................................................................................................. 0.25 0.75
Fund Name Investor A Investor C Total
Inflation Protected Bond ............................................................................ $ 633,574 $ 144,721 $ 778,295
Strategic Income Opportunities ....................................................................... 2,206,680 777,643 2,984,323
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Investor C Class K Total
Inflation Protected Bond ........................................................... $ 204,682 $ 50,686 $ 2,894 $ 104,278 $ 362,540
Strategic Income Opportunities ...................................................... 5,470,813 176,534 15,553 2,845,582 8,508,482
Fund Name Institutional
Inflation Protected Bond ..................................................................................................... $ 221,798
Strategic Income Opportunities ................................................................................................ 362,799

Notes to Consolidated Financial Statements
(continued)

Notes to Financial Statements
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statements of Operations:
For the year ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  year ended  December 31, 2025 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the year ended December 31, 2025, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Consolidated Statements of
Operations. For the year ended December 31, 2025 , the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Inflation Protected Bond's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Strategic Income Opportunities' assets invested in (i) affiliated equity and fixed-income exchange-traded funds that have a contractual management fee and (ii) other exchange-traded products sponsored by BlackRock or its affiliates, through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Consolidated Statements of Operations. For the year ended December 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name Institutional Investor A Investor C Class K Total
Inflation Protected Bond ........................................................... $ 2,727 $ 6,526 $ 1,007 $ 2,085 $ 12,345
Strategic Income Opportunities ...................................................... 45,599 10,519 2,652 23,102 81,872
Fund Name Institutional Investor A Investor C Class K Total
Inflation Protected Bond ........................................................... $ 1,946,577 $ 736,016 $ 13,936 $ 25,544 $ 2,722,073
Strategic Income Opportunities ...................................................... 24,472,128 909,027 59,711 181,548 25,622,414
Fund Name Other Fees
Inflation Protected Bond .................................................................................................... $ 2,400
Strategic Income Opportunities ............................................................................................... 20,722
Fund Name Investor A Investor C
Inflation Protected Bond ......................................................................................... $ 99 $ 72
Strategic Income Opportunities .................................................................................... 24,310 7,316
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Inflation Protected Bond .................................................................................................... $ 4,653
Strategic Income Opportunities ............................................................................................... 499,862
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Inflation Protected Bond .................................................................................................... $ 10,910
Strategic Income Opportunities ............................................................................................... 2,231,770
Fund Name Institutional Investor A Investor C Class K
Inflation Protected Bond ................................................................. 0.34% 0.59% 1.34% 0.29%
Strategic Income Opportunities ............................................................ 0.65 0.90 1.65 N/A

Notes to Consolidated Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended December 31, 2025, the amounts included in fees waived and/or reimbursed by the Manager in the Consolidated Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Consolidated Statements of Operations. For the year ended December 31, 2025, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Strategic Income Opportunities retains a portion of the securities lending income and remits the remaining portion to
BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Strategic Income Opportunities retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds specified thresholds, Strategic Income Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by Strategic Income Opportunities is shown as securities lending income — affiliated — net in the Consolidated Statement of
Operations. For the year ended December 31, 2025, Strategic Income Opportunities paid BIM $555,525 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, each Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statements of Operations.
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Inflation Protected Bond ...................................................................................................... $ 436,229
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Inflation Protected Bond
Institutional .................................................................................... $ 204,682 $ 1,434,700
Investor A ..................................................................................... 50,686 609,384
Investor C ..................................................................................... 2,894 6,710
Class K ...................................................................................... 104,278 25,544
$ 362,540 $ 2,076,338
Strategic Income Opportunities
Investor A ..................................................................................... 479 —
$ 479 $ —

Notes to Consolidated Financial Statements
(continued)

Notes to Financial Statements
Other Transactions: During the year ended December 31, 2025, Strategic Income Opportunities received a reimbursement of $ 14,612 from an affiliate, which is included in payment by affiliate in the Consolidated Statements of Operations, related to an operating event.
7. PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls, and excluding short-term securities, were as follows:
For the year ended December 31, 2025, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ Consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these Consolidated financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to income realized from the Fund's wholly owned subsidiary were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements, classification of investments, the deferral of compensation to Trustees and the realization for tax purposes of unrealized gains on constructive sales.
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Inflation Protected Bond ................................................. $ 4,592,562,406 $ 4,771,981,999 $ 184,372,835 $ 202,450,495
Strategic Income Opportunities ............................................ 453,609,332,229 450,265,872,091 56,311,779,434 51,854,151,088
Fund Name Purchases Sales
Inflation Protected Bond ................................................................................. $ 1,564,520,814 $ 1,565,633,149
Strategic Income Opportunities ............................................................................ 184,760,673,446 184,818,520,562
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
Strategic Income Opportunities ................................................................. $ 6,132,724 $ (6,132,724)
Fund Name
Year Ended
12/31/25
Year Ended
12/31/24
Inflation Protected Bond
Ordinary income ...................................................................................... $ 80,743,889 $ 70,169,023
Strategic Income Opportunities
Ordinary income ...................................................................................... $ 2,211,445,062 $ 1,816,389,392
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Inflation Protected Bond .................................................... $ 910,978 $ (264,447,420) $ (154,230,749) $ (417,767,191)
Strategic Income Opportunities ............................................... 89,371,520 (1,957,668,521) (112,221,306) (1,980,518,307)

Notes to Consolidated Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

During the year ended December 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2025, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Fund Name Amount Utilized
Strategic Income Opportunities ........................................................................................... $ 325,381,442
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Inflation Protected Bond ............................................. $ 2,134,769,075 $ 14,783,464 $ (156,237,297) $ (141,453,833)
Strategic Income Opportunities ........................................ 66,023,493,945 2,758,167,761 (1,951,329,458) 806,838,303

Notes to Consolidated Financial Statements
(continued)

Notes to Financial Statements
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Consolidated Schedule of
Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in

Notes to Consolidated Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Consolidated Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
d
Year Ended
12/31/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
Inflation Protected Bond
Institutional
Shares sold ..........................................
27,535,258 $ 270,562,898 28,239,044 $ 275,086,374
Shares issued in reinvestment of distributions .....................
4,471,615 44,155,945 4,004,521 38,732,309
Shares redeemed ......................................
(37,790,603) (371,394,101) (48,260,866) (469,047,932)
(5,783,730) $ (56,675,258) (16,017,301) $ (155,229,249)
Investor A
Shares sold and automatic conversion of shares ....................
4,571,613 $ 43,645,177 5,502,387 $ 52,025,118
Shares issued in reinvestment of distributions .....................
1,079,257 10,352,510 1,051,984 9,878,048
Shares redeemed ......................................
(8,780,733) (83,733,225) (13,452,178) (127,305,793)
(3,129,863) $ (29,735,538) (6,897,807) $ (65,402,627)
Investor C
Shares sold ..........................................
55,738 $ 504,891 72,666 $ 651,324
Shares issued in reinvestment of distributions .....................
51,728 472,066 62,578 558,183
Shares redeemed and automatic conversion of shares ...............
(500,154) (4,540,308) (1,226,193) (11,042,621)
(392,688) $ (3,563,351) (1,090,949) $ (9,833,114)
Class K
Shares sold ..........................................
20,219,070 $ 195,927,853 15,412,238 $ 147,728,265
Shares issued in reinvestment of distributions .....................
2,432,826 23,664,648 2,051,750 19,542,432
Shares redeemed ......................................
(19,816,133) (191,788,482) (24,908,103) (238,415,498)
2,835,763 $ 27,804,019 (7,444,115) $ (71,144,801)
(6,470,518) $ (62,170,128) (31,450,172) $ (301,609,791)
Strategic Income Opportunities
Institutional
Shares sold ..........................................
859,491,223 $ 8,292,790,877 882,528,582 $ 8,326,362,484
Shares issued in reinvestment of distributions .....................
135,174,544 1,308,618,113 113,420,468 1,071,052,591
Shares redeemed ......................................
(697,183,941) (6,715,107,149) (811,473,767) (7,653,364,255)
297,481,826 $ 2,886,301,841 184,475,283 $ 1,744,050,820
Investor A
Shares sold and automatic conversion of shares ....................
20,062,219 $ 193,580,983 16,757,733 $ 158,183,804
Shares issued in reinvestment of distributions .....................
3,996,618 38,668,678 4,031,192 38,041,757
Shares redeemed ......................................
(24,705,299) (238,089,147) (34,040,130) (320,797,564)
(646,462) $ (5,839,486) (13,251,205) $ (124,572,003)
Investor C
Shares sold ..........................................
1,427,760 $ 13,793,282 1,683,237 $ 15,917,464
Shares issued in reinvestment of distributions .....................
323,020 3,123,511 340,293 3,209,852
Shares redeemed and automatic conversion of shares ...............
(3,094,379) (29,795,946) (3,413,151) (32,147,759)
(1,343,599) $ (12,879,153) (1,389,621) $ (13,020,443)
Class K
Shares sold ..........................................
252,480,241 $ 2,433,476,686 355,832,963 $ 3,354,836,142
Shares issued in reinvestment of distributions .....................
73,842,184 715,258,760 59,677,266 564,046,193
Shares redeemed ......................................
(215,665,312) (2,085,066,857) (188,634,478) (1,783,270,321)
110,657,113 $ 1,063,668,589 226,875,751 $ 2,135,612,014
406,148,878 $ 3,931,251,791 396,710,208 $ 3,742,070,388

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Inflation Protected Bond Portfolio and BlackRock Strategic Income Opportunities Portfolio and the Board of Trustees of BlackRock Funds
V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statements of assets and liabilities of BlackRock Inflation Protected Bond Portfolio and BlackRock Strategic Income
Opportunities Portfolio and subsidiaries of BlackRock Funds V (the “Funds”), including the consolidated schedules of investments, as of December 31, 2025, the related consolidated statements of operations for the year then ended, the consolidated statement of cash flows of BlackRock Inflation Protected Bond Portfolio for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, and the results of their operations for the year then ended, the consolidated statement of cash flows of BlackRock Inflation Protected Bond Portfolio for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 25, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (Unaudited)
2025
BlackRock Annual Financial Statements and Additional Information

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended December 31,
2025:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended December 31,
2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
December 31, 2025:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2025:
Fund Name
Qualified Dividend
Income
Strategic Income Opportunities ......................................................................................... $ 120,980,579
Fund Name
Qualified Business
Income
Inflation Protected Bond .............................................................................................. $ 35,330
Strategic Income Opportunities ......................................................................................... 127,263
Fund Name Federal Obligation Interest
Inflation Protected Bond .............................................................................................. $ 71,670,417
Strategic Income Opportunities ......................................................................................... 50,279,094
Fund Name
Dividends-Received
Deduction
Strategic Income Opportunities ......................................................................................... 1 .53%
Fund Name Interest Dividends
Inflation Protected Bond .............................................................................................. $ 80,968,940
Strategic Income Opportunities ......................................................................................... 2,043,822,541
Fund Name
Interest-Related
Dividends
Inflation Protected Bond .............................................................................................. $ 77,279,437
Strategic Income Opportunities ......................................................................................... 935,395,516

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
Citibank NA
(a)
New York, NY 10013
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For SIO Neptunite 2023-2 LLC.

Glossary of Terms Used in these Consolidated Financial Statements

Glossary of Terms Used in these Consolidated Financial Statements
Currency Abbreviation
Portfolio Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
ABS Asset-Backed Security
ADR American Depositary Receipts
AMT Alternative Minimum Tax
AONIA AUD - 1D Overnight Reserve Bank of Australia Rate
BBR Australian Bank Bill Rate
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CABROVER Bank of Canada Overnight Rate Target
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CDI Crest Depository Interests
CIBOR DKK - 1W Copenhagen Interbank Swap Rate
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CNREPOFIX_CFXS China Fixing Repo Rates
CORRA CAD - 1D Overnight Bank of Canada Repo Rate
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
DESTR DKK - Denmark Short-Term Rate
EFFR Effective Federal Funds Rate
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
GO General Obligation Bonds
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
HIBOR Hong Kong Interbank Offered Rate
HONIA HKD - Overnight Index Average
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NOWA NOK - Norwegian Overnight Weighted Average
NVDR Non-Voting Depository Receipts
OBFR01 USD - 1D Overnight Bank Funding Rate
OTC Over-the-counter
P TONA JPY - Provisional 1D Overnight Tokyo Average Rate
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RAONON ZAR - 1D Rand Overnight Interest Rate Fixing
SSARON CHF - Swiss Average Rate O/N
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
SPDR Standard & Poor’s Depositary Receipts
STIBOR SEK - 1D Overnight Stockholm Interbank Offer Rate
TBA To-be-announced
TIPS Treasury Inflation Protected Securities
TIIEFONDEO MXN - Overnight TIIE Funding Rate
TIIEOIS Mexico Interbank TIIE 1-day
TN STIBOR SEK - TN Stockholm Interbank Offer Rate
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
VRDN Variable Rate Demand Notes
WIBOR Warsaw Interbank Offered Rate
WTI West Texas Intermediate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds V

Date: February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds V

Date: February 25, 2026

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: February 25, 2026